UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

H. Bruce Bond Chairman and Chief Executive Officer 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2008 Annual Report to Shareholders

30 April 2008

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares NASDAQ NextQ Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	14

Frequency Distribution of Discounts & Premiums	16

Fees and Expenses	18

Broad Market Portfolios

Schedules of Investments

PowerShares Dynamic MagniQuant Portfolio	20

PowerShares Dynamic Market Portfolio	23

PowerShares Dynamic OTC Portfolio	25

PowerShares FTSE RAFI US 1000 Portfolio	27

PowerShares NASDAQ NextQ Portfolio	38

Statements of Assets and Liabilities	39

Statements of Operations	40

Statements of Changes in Net Assets	42

Financial Highlights	44

Notes to Financial Statements	47

Report of Independent Registered Public Accounting Firm	56

Supplemental Information	57

Information about Advisory Agreements	63

My Fellow Investors,

It gives me great pleasure to report on the state of your investment in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in Invesco PowerShares Capital Management LLC.

Invesco PowerShares has accomplished a number of corporate and industry achievements in 2007. Some of the most notable successes over the past 12 months are that PowerShares:

•  Was the first to receive approval from the SEC to operate actively managed equity and fixed-income ETFs.

•  Launched our initial group of international ETFs, which invest directly in securities listed on foreign exchanges. As of April 30, 2008, we had 17 ETFs allowing investors to invest across a wide geographic range.

•  Brought out the markets only ETFs investing in insured municipal bonds. These three ETF's were part of our initial entry into the Fixed Income portion of the investment spectrum.

•  Further enhanced our reputation as one of the leading innovators in the ETF marketplace when the PowerShares S&P Buy-Write Portfolio was awarded the most innovative new ETF for 2007.

•  Expanded our global footprint with the introduction of 14 PowerShares ETFs listed on four major stock exchanges across Europe (London, Milan, Frankfurt and Paris).

•  Launched the PowerShares India Portfolio, one of the first ETFs to provide U.S. investors with direct access to securities listed on the India stock exchange.

Another milestone of the past year was the adoption of our new name, Invesco PowerShares – in short, we have a new corporate name. Invesco PowerShares represents the strength of global diversification you get through the combination of Invesco's worldwide resources and PowerShares' market leading ETF capabilities. As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities, a presence in 12 countries and $500 billion in assets under management globally at the end of 2007.

While our name has changed and we have a new corporate logo, our goal of delivering the highest quality investment management available in the ETF structure has not changed and all of the names of your funds and their trading symbols remain the same – as do all of our telephone contact numbers. All of us at Invesco PowerShares will continue to strive to provide you with compelling investment solutions and high-quality customer service. Regardless of market conditions, Invesco PowerShares will hold true to its mission: seeking to build financial security for investors.

Best regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

Although the benchmark S&P 500 index hit an all-time high in October, 2007, it capitulated as the subprime mortgage crisis began to negatively affect the balance sheets of major U.S. financial institutions. As a result, volatility (as measured by the CBOE "VIX" index) increased by 46.2% during the April 30, 2007 to April 30, 2008 reporting period. Another dramatic rise over the same timeframe was the price of crude oil, which rallied 72.7%. U.S. economic growth began to slow significantly in Q1 2008, leading to recession concerns addressed by the Federal Reserve Bank through aggressive monetary policy easing (the Fed Fund target rate was cut by 2.25% in 2008). The combination of lower short-term U.S. interest rates and the recycling of petrodollars into European banks caused the U.S. dollar to weaken versus all G7 currencies for the year ended April 30, 2008.

By March, 2008, even the AAA-rated monoline bond insurers succumbed to the U.S. credit crunch. Bond insurer ratings downgrades led to huge displacements within the municipal bond market. An impending liquidity crisis was quelled in mid-March by the Fed via the creation of a $200bn lending facility and the approval of Bear Stearns' sale to JP Morgan. Along with the restoration of confidence in the U.S. financial system came a respectable April rally in the U.S. equity market, leaving the S&P 500 with a yearly total return of -4.68% over the reporting period while the DJIA was 0.47% and the NASDAQ-100 was +3.18%. For the same period, the Lehman Brothers U.S. Aggregate Total Return bond index was 6.87%.

3

Manager's Analysis

PowerShares Dynamic MagniQuant Portfolio (ticker: PIQ)

The PowerShares Dynamic MagniQuant Portfolio returned -9.81% over the reporting period, while the S&P 500® Index returned -4.68% and the Russell 3000® Index returned -5.16%. Materials and energy stocks contributed the most to performance, while financials and consumer discretionary stocks contributed negatively. Relative to the broad U.S. market, the Fund benefited from the index's effective stock selection among diversified financials and banks; the Index's stock selection was not effective among energy companies and software services companies.

The PowerShares Dynamic MagniQuant Portfolio bases its stock selection, portfolio management, and asset allocation decisions on an enhanced index called the Dynamic Top 200 IntellidexSM Index. The Fund utilized a direct Index replication method during the reporting period less fees and expenses.

The Index's investment decisions are derived from a proprietary methodology which incorporates some of the most technically advanced and robust institutional investment research available in the marketplace today. Domestic companies are evaluated for inclusion in the Index across numerous investment criteria including, fundamentals, valuation, timeliness and risk perspectives, providing a comprehensive determination of company's overall investment potential. Securities identified by the criteria that possess the greatest capital appreciation potential are selected for the index and incorporated by the portfolio manager.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	24.3
Information Technology	23.2
Industrials	15.3
Consumer Discretionary	11.4
Health Care	8.1
Energy	7.0
Materials	3.7
Utilities	3.7
Consumer Staples	2.5
Telecommunications Services	0.8
Money Market Fund	0.4
Other	(0.4)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Safeco Corp.	0.7
Apple Computer, Inc.	0.7
Ansoft Corp.	0.7
Plantomics, Inc.	0.6
Semtech Corp.	0.6
Rock-Tenn Co., Class A	0.6
Garnder Denver, Inc.	0.6
Amphenol Corp., Class A	0.6
National Semiconductor Corp.	0.6
Polaris Industries, Inc.	0.6
Total	6.3

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Mid-Cap Value	25.5
Mid-Cap Growth	21.6
Small-Cap Value	18.4
Large-Cap Value	14.3
Large-Cap Growth	13.9
Small-Cap Growth	6.3

4

Manager's Analysis (Continued)

PowerShares Dynamic MagniQuant Portfolio (ticker: PIQ)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)     As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Top 200 IntellidexSM Index	-9.18	0.56	0.86
S&P 500® Index	-4.68	3.00	4.71
Russell 3000® Index	-5.16	2.83	4.43

Fund

NAV Return	-9.81	-0.13	-0.20
Share Price Return	-9.95	-0.12	-0.19

Fund Inception: 12 October 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.95%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.67% while the Fund's gross total operating expense ratio was 0.72%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,918 common stocks, respectively.

† Average annualized.

5

Manager's Analysis

PowerShares Dynamic Market Portfolio (ticker: PWC)

The PowerShares Dynamic Market Portfolio returned -8.93% over the reporting period, while the S&P 500® Index returned -4.68% and the Russell 3000® Index returned -5.16%. Energy and materials stocks contributed the most to performance, while software and insurance stocks contributed the least. Relative to the broad U.S. market, the Fund benefited from the index's effective stock selection among diversified financials, pharmaceuticals and biotechnology companies; the index's stock selection was not effective among software services and technology hardware companies or household and personal product stocks. The Fund was negatively impacted from poor stock selection among large-cap growth stocks.

The PowerShares Dynamic Market Portfolio bases its stock selection, portfolio management, and asset allocation decisions on an enhanced index called the Dynamic Market Intellidex Index. The Fund utilized a direct index replication method during the reporting period (less fees and expenses).

The Index's components are derived from a proprietary methodology which incorporates some of the most technically advanced and robust institutional investment research available in the marketplace today.

Domestic companies are evaluated for inclusion in the index across numerous investment criteria including, fundamentals, valuation, timeliness and risk perspectives, providing a comprehensive determination of company's overall investment potential. Securities identified by the criteria that possess the greatest capital appreciation potential are selected for the Index and incorporated by the portfolio manager.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	17.7
Information Technology	15.8
Energy	12.4
Industrials	12.3
Health Care	11.2
Consumer Discretionary	10.5
Consumer Staples	9.2
Utilities	4.0
Materials	3.9
Telecommunications Services	3.0
Money Market Fund	0.1
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	34.1
Mid-Cap Growth	21.9
Large-Cap Growth	21.8
Mid-Cap Value	12.3
Small-Cap Value	6.5
Small-Cap Growth	3.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Occidental Petroleum Corp.	4.3
Exxon Mobil Corp.	4.3
Kimberly-Clark Corp.	3.2
Goodrich Corp.	3.1
Colgate-Palmolive Co.	3.0
Sigma-Aldrich Corp.	2.9
Lockheed Martin Corp.	2.8
Dominion Resources, Inc.	2.8
Northrop Grumman Corp.	2.5
Express Scripts, Inc.	2.4
Total	31.3

6

Manager's Analysis (Continued)

PowerShares Dynamic Market Portfolio (ticker: PWC)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)     As of 30 April 2008

Index

	Avg. Ann.†		Fund Inception
	1 Year	3 Year	Avg. Ann.†	Cumulative
Dynamic Market IntellidexSM Index	-8.54	8.34	13.63	89.84
S&P 500® Index	-4.68	8.23	10.60	65.74
Russell 3000® Index	-5.16	8.64	11.37	71.66

Fund

NAV Return	-8.93	7.98	13.03	84.52
Share Price Return	-8.98	7.98	13.00	84.29

Fund Inception: 1 May 2003

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.62%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.58% while the Fund's gross total operating expense ratio was 0.59%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,918 common stocks, respectively.

† Average annualized.

7

Manager's Analysis

PowerShares Dynamic OTC Portfolio (ticker: PWO)

The PowerShares Dynamic OTC Portfolio returned -14.65% over the reporting period, while the NASDAQ Composite Index returned -4.45%. Healthcare Equipment and Services and Energy stocks contributed the most to performance, while software, retailing and semiconductor stocks contributed negatively. Relative to the Nasdaq market, the Fund benefited marginally from stock selection among transportation and consumer services companes; the index's stock selection was not effective among technology hardware and software companies. The Nasdaq's significant overweight to large-cap growth companies, such as Apple and Research In Motion Ltd., made it difficult for the Fund to keep pace.

The PowerShares Dynamic OTC Portfolio bases its stock selection, portfolio management, and asset allocation decisions on an enhanced index called the Dynamic OTC IntellidexSM Index. The fund utilized a direct index replication method during the reporting period (less fees and expenses). The Index's components are derived from a proprietary methodology which incorporates some of the most technically advanced and robust institutional investment research available in the marketplace today.

Domestic Nasdaq companies are evaluated for inclusion in the Index across numerous investment criteria including fundamentals, valuation, timeliness and risk perspectives, providing a comprehensive determination of company's overall investment potential. Securities identified by the criteria that possess the greatest capital appreciation potential are selected for the Index and incorporated by the portfolio manager.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Information Technology	54.4
Health Care	12.9
Consumer Discretionary	12.4
Financials	8.5
Industrials	6.4
Consumer Staples	1.7
Energy	1.5
Telecommunications Services	1.3
Materials	0.8
Other	0.1

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Mid-Cap Growth	31.7
Large-Cap Growth	27.0
Small-Cap Growth	16.7
Mid-Cap Value	14.7
Small-Cap Value	9.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Apple, Inc.	4.1
NetApp, Inc.	3.3
Intel Corp.	3.3
Oracle Corp.	3.2
Adobe Systems, Inc.	3.2
Ansys, Inc.	3.2
Cisco Systems, Inc.	3.1
Cadence Design Systems, Inc.	3.1
Microsoft Corp.	3.1
Synopsys, Inc.	2.9
Total	32.5

8

Manager's Analysis (Continued)

PowerShares Dynamic OTC Portfolio (ticker: PWO)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)     As of 30 April 2008

Index

	Avg. Ann.†		Fund Inception
	1 Year	3 Year	Avg. Ann.†	Cumulative
Dynamic OTC IntellidexSM Index	-14.24	3.97	11.09	69.48
NASDAQ Composite Index	-4.45	7.88	10.35	63.85
NASDAQ-100 Index	3.17	11.02	11.88	75.60

Fund

NAV Return	-14.65	3.53	10.48	64.63
Share Price Return	-14.63	3.53	10.46	64.50

Fund Inception: 1 May 2003

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.68%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.59% while the Fund's gross total operating expense ratio was 0.64%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and the NASDAQ-100 Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 3,087 and 100 common stocks, respectively.

† Average annualized.

9

Manager's Analysis

PowerShares FTSE RAFI US 1000 Portfolio (ticker: PRF)

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI US 1000 Index. The FTSE RAFI US 1000 Index is designed to track the performance of the largest U.S. equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the 1000 equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight. The portfolio manager incorporates the stocks selected by the Index into the fund.

Over the reporting period, the PowerShares FTSE RAFI US 1000 Portfolio underperformed the S&P 500® Index, returning -8.42% compared to the S&P 500's -4.68%.

The portfolio was negatively affected by stock selection and allocation in the consumer discretionary sector, and underweighting in the energy sector.

The portfolio suffered from underweighting Apple Inc., Schlumberger Ltd., and Google Inc. The portfolio was also negatively affected by holding Avis Budget Group, Thornburg Mortgage Inc., and AbitibiBowater Inc.

Top performers in the portfolio included Mosaic Co., Tecumseh Products Co., and MasterCard Inc. Top contributors to performance included Exxon Mobil Corp., Wal-Mart Stores, and Chevron Corp. Bottom contributors to performance included Citigroup Inc., American International Group Inc., and Bank of America Corp.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	24.7
Consumer Discretionary	12.7
Industrials	10.8
Consumer Staples	10.0
Information Technology	9.9
Energy	9.8
Health Care	8.6
Utilities	5.7
Telecommunications Services	4.1
Materials	3.7
Money Market Fund	0.2
Other	(0.2)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Exxon Mobil Corp.	3.0
Citigroup, Inc.	2.4
General Electric Co.	2.3
Bank of America Corp.	1.8
JPMorgan Chase & Co.	1.7
Microsoft Corp.	1.7
Chevron Corp.	1.6
AT&T, Inc.	1.6
Verizon Communications, Inc.	1.4
Wal-Mart Stores, Inc.	1.4
Total	18.9

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	51.4
Large-Cap Growth	22.9
Mid-Cap Value	14.6
Mid-Cap Growth	6.6
Small-Cap Value	3.8
Small-Cap Growth	0.7

10

Manager's Analysis (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (ticker: PRF)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)     As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
FTSE RAFI US 1000 Index	-7.85	6.43	15.93
S&P 500® Index	-4.68	6.07	15.01
Russell 1000® Index	-4.62	6.19	15.32

Fund

NAV Return	-8.42	5.72	14.04
Share Price Return	-8.60	5.77	14.19

Fund Inception: 19 December 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 30, 2009, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.77%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.67% while the Fund's gross total operating expense ratio was 0.66%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and the Russell 1000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 1,000 common stocks, respectively.

† Average annualized.

11

Manager's Analysis

PowerShares NASDAQ NextQ Portfolio (ticker: PNXQ)

The PowerShares NASDAQ NextQ Portfolio is based on the NASDAQ Q-50 Index, which is designed to track the performance of the 50 securities that are next in line to replace the securities currently included in the NASDAQ-100® Index®. The Index reflects companies across major non-financial industry groups and is rebalanced quarterly.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Health Care	36.1
Information Technology	21.4
Consumer Discretionary	16.9
Industrials	16.4
Telecommunications Services	3.6
Materials	3.1
Energy	2.4
Money Market Fund	0.1
Other	0.0

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Mid-Cap Growth	75.7
Mid-Cap Value	16.3
Large-Cap Growth	5.9
Large-Cap Value	2.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Millenium Pharmaceuticals, Inc.	4.5
Urban Outfitters, Inc.	3.2
Pharmaceutical Product Development, Inc.	2.8
Priceline.com, Inc.	2.8
Bucyrus International, Inc., Class A	2.7
FLIR Systems, Inc.	2.6
Ross Stores, Inc.	2.6
Illumina, Inc.	2.4
Invitrogen Corp.	2.4
Patterson-UTI Energy, Inc.	2.4
Total	28.4

12

Manager's Analysis (Continued)

PowerShares NASDAQ NextQ Portfolio (ticker: PNXQ)

Fund Performance History (%)  As of 30 April 2008

Index

Fund Inception Cumulative
NASDAQ Q-50 Index	5.70
NASDAQ-100® Index	3.38
S&P 500® Index	1.28

Fund

NAV Return	5.71
Share Price Return	6.51

Fund Inception: 3 April 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.70% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ-100® Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100 and 500 common stocks, respectively.

13

Funds' Distribution History

	Ex-Dividend	3/20/08	12/21/07	9/21/07	6/15/07	3/16/07	12/15/06	9/15/06
	Record	3/25/08	12/26/07	9/25/07	6/19/07	3/20/07	12/19/06	9/16/06
	Payable	3/31/08	12/31/07	9/28/07	6/29/07	3/30/07	12/29/06	9/29/06
Fund	Ticker
PowerShares Dynamic MagniQuant Portfolio	PIQ	0.01645	0.05241	0.04741	0.09166	0.02020	0.03317	NA
PowerShares Dynamic Market Portfolio	PWC	0.01282	0.15653	0.09524	0.21355	0.06501	0.16017	0.04994
PowerShares Dynamic OTC Portfolio	PWO	—	0.05711	—	—	—	—	—
PowerShares FTSE RAFI US 1000 Portfolio	PRF	0.01190	0.40732	0.11421	0.23386	0.12360	0.20592	0.13450
PowerShares NASDAQ NextQ Portfolio	PNXQ	NA	NA	NA	NA	NA	NA	NA

	Ex-Dividend	6/18/04	3/19/04	12/24/03	9/19/03	6/20/03
	Record	6/22/04	3/23/04	12/29/03	9/23/03	6/24/03
	Payable	7/30/04	4/30/04	1/30/04	10/31/03	7/31/03
Fund	Ticker
PowerShares Dynamic MagniQuant Portfolio	PIQ	NA	NA	NA	NA	NA
PowerShares Dynamic Market Portfolio	PWC	0.07211	0.05300	0.03646	0.04418	0.16848
PowerShares Dynamic OTC Portfolio	PWO	—	—	—	—	—
PowerShares FTSE RAFI US 1000 Portfolio	PRF	NA	NA	NA	NA	NA
PowerShares NASDAQ NextQ Portfolio	PNXQ	NA	NA	NA	NA	NA

14

	6/16/06	3/17/06	12/16/05	9/16/05	6/17/05	3/18/05	12/17/04	9/17/04
	6/20/06	3/21/06	12/20/05	9/20/05	6/21/05	3/22/05	12/21/04	9/21/04
	6/30/06	3/30/06	12/30/05	9/30/05	6/30/05	4/29/05	1/31/05	10/29/04
Fund
PowerShares Dynamic MagniQuant Portfolio	NA	NA	NA	NA	NA	NA	NA	NA
PowerShares Dynamic Market Portfolio	0.04868	0.04452	0.13055	0.04739	0.10797	0.02900	0.08784	0.03096
PowerShares Dynamic OTC Portfolio	—	—	—	0.05663	—	—	—	—
PowerShares FTSE RAFI US 1000 Portfolio	0.14583	0.12172	NA	NA	NA	NA	NA	NA
PowerShares NASDAQ NextQ Portfolio	NA	NA	NA	NA	NA	NA	NA	NA

15

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PIQ	PowerShares Dynamic MagniQuant Portfolio	10/12/06	389	180	7	0	0	0	0
PWC	PowerShares Dynamic Market Portfolio	5/1/03	1145	656	63	11	0	0	0
PWO	PowerShares Dynamic OTC Portfolio	5/1/03	1145	577	32	11	0	0	0
PRF	PowerShares FTSE RAFI US 1000 Portfolio	12/19/05	585	298	7	1	0	0	0
PNXQ	PowerShares NASDAQ NextQ Portfolio	4/3/08	20	10	0	0	0	0	0

16

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PIQ	200	1	1	0	0	0
PWC	412	3	0	0	0	0
PWO	510	13	2	0	0	0
PRF	268	5	6	0	0	0
PNXQ	8	2	0	0	0	0

17

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended April 30, 2008.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic MagniQuant Portfolio Actual	$1,000.00	$890.72	0.65%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Market Portfolio Actual	$1,000.00	$907.45	0.56%	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	0.56%	$2.82
PowerShares Dynamic OTC Portfolio Actual	$1,000.00	$817.30	0.58%	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	0.58%	$2.92
PowerShares FTSE RAFI US 1000 Portfolio Actual	$1,000.00	$890.56	0.64%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.64%	$3.22

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the financial highlights.

18

Fees and Expenses (Continued)

	Beginning Account Value April 3, 2008 (Fund Inception)	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During Period (2) April 3, 2008 (Fund Inception) to April 30, 2008
PowerShares NASDAQ NextQ Portfolio
Actual	$1,000.00	$1,057.11	0.70%	$0.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended April 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 28 and then dividing the result by 366. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366.

19

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—11.4%
3,930	Abercrombie & Fitch Co., Class A	$292,038
12,684	AnnTaylor Stores Corp.*	320,905
4,964	Apollo Group, Inc., Class A*	252,668
12,004	DreamWorks Animation SKG, Inc., Class A*	335,632
7,294	E.W. Scripps Co., Class A	327,574
9,468	Fossil, Inc.*	338,860
15,105	Gap (The), Inc.	281,255
7,696	Gymboree (The) Corp.*	332,621
10,900	Jakks Pacific, Inc.*	256,041
5,631	McDonald's Corp.	335,495
7,028	Meredith Corp.	227,777
15,819	Movado Group, Inc.	345,487
563	NVR, Inc.*	345,401
7,980	Polaris Industries, Inc.	371,468
6,394	Pre-Paid Legal Services, Inc.*	279,674
17,460	RadioShack Corp.	242,694
8,737	Scholastic Corp.*	245,947
6,103	Snap-On, Inc.	361,969
1,957	Strayer Education, Inc.	363,394
9,521	TJX Cos., Inc.	306,767
7,665	Viacom, Inc., Class B*	294,643
11,497	Wolverine World Wide, Inc.	330,424
8,844	Yum! Brands, Inc.	359,774
		7,148,508
	Consumer Staples—2.5%
11,368	Alberto-Culver Co.	286,133
9,654	BJ's Wholesale Club, Inc.*	368,010
5,699	Church & Dwight Co., Inc.	323,817
4,004	Colgate-Palmolive Co.	283,083
4,674	Kimberly-Clark Corp.	299,089
		1,560,132
	Energy—7.0%
14,191	Bois d'Arc Energy, Inc.*	339,165
3,516	Chevron Corp.	338,063
5,781	Cimarex Energy Co.	360,156
3,683	ConocoPhillips	317,290
5,091	ENSCO International, Inc.	324,449
3,502	Exxon Mobil Corp.	325,931
5,377	FMC Technologies, Inc.*	361,335
3,270	Hess Corp.	347,274
3,936	Noble Energy, Inc.	342,432
3,938	Occidental Petroleum Corp.	327,681
3,524	Schlumberger Ltd.	354,338
6,002	Stone Energy Corp.*	365,763
7,709	Trico Marine Services, Inc.*	290,552
		4,394,429
	Financials—24.3%
5,417	ACE Ltd.	326,591
4,882	AFLAC, Inc.	325,483
6,383	Allstate (The) Corp.	321,448

Number of Shares		Value
	Common Stocks (Continued)
11,777	American Financial Group, Inc.	$322,925
7,322	Aon Corp.	332,346
4,449	Arch Capital Group Ltd.*	314,322
4,871	Assurant, Inc.	316,615
7,232	BancFirst Corp.	316,255
6,345	Bank of Hawaii Corp.	347,896
15,536	Charles Schwab (The) Corp.	335,578
5,986	Chubb (The) Corp.	317,078
7,315	Commerce Bancshares, Inc.	318,203
13,786	Community Bank System, Inc.	351,405
10,102	Delphi Financial Group, Inc., Class A	274,976
6,174	Erie Indemnity Co., Class A	329,815
7,508	Federated Investors, Inc., Class B	251,368
5,439	GAMCO Investors, Inc., Class A	250,248
6,974	Hanover Insurance Group (The), Inc.	312,993
9,073	Harleysville Group, Inc.	330,711
12,663	HCC Insurance Holdings, Inc.	312,523
17,530	Horace Mann Educators Corp.	296,608
11,234	IPC Holdings Ltd.	327,022
19,006	Knight Capital Group, Inc., Class A*	355,603
7,282	Loews Corp.	306,645
656	Markel Corp.*	284,966
6,681	Mercury General Corp.	333,315
5,567	Navigators Group (The), Inc.*	272,783
8,421	Odyssey Re Holdings Corp.	301,303
3,962	PartnerRe Ltd.	293,109
8,982	Philadelphia Consolidated Holding Co.*	331,256
5,730	ProAssurance Corp.*	303,289
4,175	Prudential Financial, Inc.	316,089
5,569	Reinsurance Group of America, Inc.	289,477
5,833	RLI Corp.	279,984
6,586	Safeco Corp.	439,551
12,182	SEI Investments Co.	283,475
12,823	Selective Insurance Group	273,386
6,207	StanCorp Financial Group, Inc.	318,047
3,879	State Street Corp.	279,831
6,726	SVB Financial Group*	327,287
16,649	TD Ameritrade Holding Corp.*	301,347
5,056	Torchmark Corp.	327,325
31,737	TradeStation Group, Inc.*	296,106
4,520	Transatlantic Holdings, Inc.	293,122
6,565	Travelers (The) Cos., Inc.	330,876
16,240	United America Indemnity Ltd., Class A*	251,070
8,870	United Fire & Casualty Co.	292,267
10,583	W.R. Berkley Corp.	271,877
9,275	Willis Group Holdings Ltd.	322,306
		15,208,101
	Health Care—8.1%
6,143	Aetna, Inc.	267,835
7,303	AmerisourceBergen Corp.	296,137
5,162	Baxter International, Inc.	321,696
4,514	Beckman Coulter, Inc.	308,306

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
3,369	Becton, Dickinson & Co.	$301,189
6,834	CIGNA Corp.	291,880
5,874	Coventry Health Care, Inc.*	262,744
5,155	Express Scripts, Inc.*	360,952
5,093	Henry Schein, Inc.*	281,999
4,459	Humana, Inc.*	213,096
7,031	Magellan Health Services, Inc.*	271,326
8,655	Patterson Cos., Inc.*	296,001
4,616	Pediatrix Medical Group, Inc.*	313,980
13,675	Pfizer, Inc.	275,004
14,144	Res-Care, Inc.*	230,406
4,455	Techne Corp.*	323,077
6,555	UnitedHealth Group, Inc.	213,890
6,382	WellCare Health Plans, Inc.*	279,404
		5,108,922
	Industrials—15.3%
4,697	AGCO Corp.*	282,431
2,903	Alliant Techsystems, Inc.*	319,272
11,023	Applied Industrial Technologies, Inc.	266,316
4,552	Brink's (The) Co.	331,158
10,638	Columbus McKinnon Corp.*	301,162
7,266	Cooper Industries Ltd., Class A	308,006
7,313	Copart, Inc.*	298,882
3,779	Eaton Corp.	331,947
2,188	Fluor Corp.	334,480
8,255	Gardner Denver, Inc.*	383,444
3,722	General Dynamics Corp.	336,543
10,085	GeoEye, Inc.*	232,258
5,144	Goodrich Corp.	350,564
10,159	HUB Group, Inc., Class A*	332,098
3,795	Jacobs Engineering Group, Inc.*	327,622
9,141	KBR, Inc.	263,626
2,866	L-3 Communications Holdings, Inc.	319,416
6,569	Landstar System, Inc.	341,325
4,538	Lincoln Electric Holdings, Inc.	346,249
2,952	Lockheed Martin Corp.	313,030
5,373	Manpower, Inc.	360,689
5,834	McDermott International, Inc.*	312,586
3,876	Northrop Grumman Corp.	285,157
9,980	Republic Services, Inc.	317,264
20,558	Rush Enterprises, Inc., Class A*	331,395
5,289	Ryder System, Inc.	362,138
2,978	SPX Corp.	366,294
7,564	URS Corp.*	305,132
8,327	Waste Industries USA, Inc.	314,344
5,743	Watson Wyatt Worldwide, Inc., Class A	336,655
		9,611,483
	Information Technology—23.2%
11,180	Activision, Inc.*	302,419
23,971	Acxiom Corp.	283,577
9,054	Adobe Systems, Inc.*	337,624

Number of Shares		Value
	Common Stocks (Continued)
26,018	Amkor Technology, Inc.*	$248,472
8,241	Amphenol Corp., Class A	380,570
12,528	Ansoft Corp.*	415,429
8,153	Ansys, Inc.*	327,995
2,437	Apple, Inc.*	423,917
15,893	Applied Materials, Inc.	296,563
9,438	BMC Software, Inc.*	328,065
13,316	CA, Inc.	294,816
28,688	Cadence Design Systems, Inc.*	319,297
12,502	Cisco Systems, Inc.*	320,551
7,012	Computer Sciences Corp.*	305,653
7,023	Comtech Telecommunications Corp.*	272,001
4,336	DST Systems, Inc.*	259,466
7,680	Global Payments, Inc.	339,917
6,240	Harris Corp.	337,147
7,721	Hewitt Associates, Inc., Class A*	316,561
6,378	Hewlett-Packard Co.	295,620
15,272	Intel Corp.	339,955
2,676	International Business Machines Corp.	322,993
9,224	Lexmark International, Inc., Class A*	289,541
3,994	MEMC Electronic Materials, Inc.*	251,502
9,509	Micros Systems, Inc.*	338,996
11,193	Microsoft Corp.	319,224
18,498	National Semiconductor Corp.	377,174
13,749	NCR Corp.*	338,638
14,092	NetApp, Inc.*	341,026
13,798	Novellus Systems, Inc.*	301,624
16,206	Oracle Corp.*	337,895
16,154	Plantronics, Inc.	402,397
19,222	QLogic Corp.*	306,783
7,739	Rofin-Sinar Technologies, Inc.*	294,701
15,985	SAIC, Inc.*	303,715
23,914	Semtech Corp.*	388,364
10,747	Standard Microsystems Corp.*	318,649
11,445	Sybase, Inc.*	336,712
13,127	Synopsys, Inc.*	303,365
25,410	Teradyne, Inc.*	337,699
10,169	Texas Instruments, Inc.	296,528
15,158	Verigy Ltd. (Singapore)*	323,926
9,870	Western Digital Corp.*	286,131
14,648	Western Union (The) Co.	336,904
9,144	Zebra Technologies Corp., Class A*	336,042
		14,536,144
	Materials—3.7%
5,790	AK Steel Holding Corp.	363,496
7,832	Celanese Corp., Series A	350,482
5,226	Lubrizol (The) Corp.	304,780
5,033	OM Group, Inc.*	275,607
5,397	Owens-Illinois, Inc.*	297,645
11,356	Rock-Tenn Co., Class A	385,309
5,537	Sigma-Aldrich Corp.	315,720
		2,293,039

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunication Services—0.8%
8,419	CenturyTel, Inc.	$273,196
6,496	Telephone & Data Systems, Inc.	248,797
		521,993
	Utilities—3.7%
7,628	Dominion Resources, Inc.	330,979
17,370	Duke Energy Corp.	318,045
5,078	Energen Corp.	346,522
4,508	FirstEnergy Corp.	340,985
8,090	PG&E Corp.	323,600
6,714	PPL Corp.	322,406
13,363	Reliant Energy, Inc.*	343,964
		2,326,501
	Total Common Stocks (Cost $63,074,152)	62,709,252
	Money Market Fund—0.4%
267,681	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $267,681)	267,681
	Total Investments (Cost $63,341,833)—100.4%	62,976,933
	Liabilities in excess of other assets—(0.4%)	(276,535)
	Net Assets—100.0%	$62,700,398

*  Non-income producing security.

See Notes to Financial Statements.

22

Schedule of Investments

PowerShares Dynamic Market Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—10.5%
149,573	Abercrombie & Fitch Co., Class A	$11,114,770
82,763	AnnTaylor Stores Corp.*	2,093,904
188,929	Apollo Group, Inc., Class A*	9,616,486
78,330	DreamWorks Animation SKG, Inc., Class A*	2,190,107
61,778	Fossil, Inc.*	2,211,035
574,933	Gap (The), Inc.	10,705,252
50,214	Gymboree (The) Corp.*	2,170,249
70,720	JAKKS Pacific, Inc.*	1,661,213
214,311	McDonald's Corp.	12,768,649
103,217	Movado Group, Inc.	2,254,259
41,720	Pre-Paid Legal Services, Inc.*	1,824,833
39,822	Snap-On, Inc.	2,361,843
12,768	Strayer Education, Inc.	2,370,890
75,018	Wolverine World Wide, Inc.	2,156,017
		65,499,507
	Consumer Staples—9.2%
107,841	Alberto-Culver Co.	2,714,358
91,577	BJ's Wholesale Club, Inc.*	3,490,915
54,062	Church & Dwight Co., Inc.	3,071,803
52,846	Coca-Cola Bottling Co. Consolidated	3,023,848
265,886	Colgate-Palmolive Co.	18,798,140
70,733	Hormel Foods Corp.	2,787,588
310,388	Kimberly-Clark Corp.	19,861,728
50,783	Universal Corp.	3,259,761
		57,008,141
	Energy—12.4%
247,708	Bois d'Arc Energy, Inc.*	5,920,221
100,917	Cimarex Energy Co.	6,287,129
285,238	Exxon Mobil Corp.	26,547,101
93,863	FMC Technologies, Inc.*	6,307,594
320,780	Occidental Petroleum Corp.	26,692,103
134,571	Trico Marine Services, Inc.*	5,071,981
		76,826,129
	Financials—17.7%
202,917	AFLAC, Inc.	13,528,477
39,627	Arch Capital Group Ltd.*	2,799,648
43,384	Assurant, Inc.	2,819,960
248,804	Chubb (The) Corp.	13,179,148
62,112	Hanover Insurance Group (The), Inc.	2,787,587
112,790	HCC Insurance Holdings, Inc.	2,783,657
302,677	Loews Corp.	12,745,728
5,838	Markel Corp.*	2,536,027
49,585	Navigators Group (The), Inc.*	2,429,665
35,293	PartnerRe Ltd.	2,610,976
51,956	RLI Corp.	2,493,888
58,664	Safeco Corp.	3,915,235
161,221	State Street Corp.	11,630,483
692,024	TD Ameritrade Holding Corp.*	12,525,634
40,264	Transatlantic Holdings, Inc.	2,611,120

Number of Shares		Value
	Common Stocks (Continued)
272,875	Travelers (The) Cos., Inc.	$13,752,901
79,001	United Fire & Casualty Co.	2,603,083
94,258	W.R. Berkley Corp.	2,421,488
		110,174,705
	Health Care—11.2%
46,655	Amedisys, Inc.*	2,416,729
29,570	Beckman Coulter, Inc.	2,019,631
141,643	Becton, Dickinson & Co.	12,662,884
216,706	Express Scripts, Inc.*	15,173,754
33,366	Henry Schein, Inc.*	1,847,475
187,437	Humana, Inc.*	8,957,614
38,841	Kinetic Concepts, Inc.*	1,540,434
46,066	Magellan Health Services, Inc.*	1,777,687
55,521	OSI Pharmaceuticals, Inc.*	1,923,803
56,703	Patterson Cos., Inc.*	1,939,243
30,236	Pediatrix Medical Group, Inc.*	2,056,653
574,842	Pfizer, Inc.	11,560,073
92,662	Res-Care, Inc.*	1,509,464
29,187	Techne Corp.*	2,116,641
41,808	WellCare Health Plans, Inc.*	1,830,354
		69,332,439
	Industrials—12.3%
25,717	Alliant Techsystems, Inc.*	2,828,356
40,326	Brink's (The) Co.	2,933,717
64,784	Copart, Inc.*	2,647,722
73,123	Gardner Denver, Inc.*	3,396,563
283,530	Goodrich Corp.	19,322,569
89,994	HUB Group, Inc., Class A*	2,941,904
40,199	Lincoln Electric Holdings, Inc.	3,067,184
162,728	Lockheed Martin Corp.	17,255,676
47,600	Manpower, Inc.	3,195,388
213,629	Northrop Grumman Corp.	15,716,686
46,849	Ryder System, Inc.	3,207,751
		76,513,516
	Information Technology—15.8%
219,986	Amkor Technology, Inc.*	2,100,866
68,934	Ansys, Inc.*	2,773,215
409,651	BMC Software, Inc.*	14,239,469
242,564	Cadence Design Systems, Inc.*	2,699,737
65,281	Hewitt Associates, Inc., Class A*	2,676,521
276,819	Hewlett-Packard Co.	12,830,561
662,834	Intel Corp.	14,754,685
77,990	Lexmark International, Inc., Class A*	2,448,106
485,803	Microsoft Corp.	13,855,102
116,668	Novellus Systems, Inc.*	2,550,362
136,586	Plantronics, Inc.	3,402,357
162,526	QLogic Corp.*	2,593,915
96,770	Sybase, Inc.*	2,846,973
110,987	Synopsys, Inc.*	2,564,910
214,848	Teradyne, Inc.*	2,855,330
441,372	Texas Instruments, Inc.	12,870,408
		98,062,517

See Notes to Financial Statements.

23

Schedule of Investments (Continued)

PowerShares Dynamic Market Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
	Materials—3.9%
47,822	AK Steel Holding Corp.	$3,002,265
64,686	Celanese Corp., Series A	2,894,699
320,141	Sigma-Aldrich Corp.	18,254,439
		24,151,403
	Telecommunication Services—3.0%
52,585	CenturyTel, Inc.	1,706,383
1,233,496	Qwest Communications International, Inc.	6,364,839
40,578	Telephone & Data Systems, Inc.	1,554,137
30,207	United States Cellular Corp.*	1,665,916
184,255	Verizon Communications, Inc.	7,090,133
		18,381,408
	Utilities—4.0%
394,685	Dominion Resources, Inc.	17,125,382
56,300	Energen Corp.	3,841,912
148,154	Reliant Energy, Inc.*	3,813,484
		24,780,778
	Total Common Stocks (Cost $620,563,760)	620,730,543
	Money Market Fund—0.1%
757,518	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $757,518)	757,518
	Total Investments (Cost $621,321,278)—100.1%	621,488,061
	Liabilities in excess of other assets—(0.1%)	(785,492)
	Net Assets—100.0%	$620,702,569

*  Non-income producing security.

See Notes to Financial Statements.

24

Schedule of Investments

PowerShares Dynamic OTC Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—12.4%
34,432	Apollo Group, Inc., Class A*	$1,752,589
23,260	Charlotte Russe Holding, Inc.*	369,369
84,368	DIRECTV Group (The), Inc.*	2,078,827
71,279	DISH Network Corp., Class A*	2,126,965
14,073	Fossil, Inc.*	503,673
95,544	Gemstar-TV Guide International, Inc.*	385,042
11,440	Gymboree (The) Corp.*	494,437
16,202	JAKKS Pacific, Inc.*	380,585
14,341	NetFlix, Inc.*	458,625
12,988	Scholastic Corp.*	365,612
2,909	Strayer Education, Inc.	540,172
73,434	Urban Outfitters, Inc.*	2,515,114
		11,971,010
	Consumer Staples—1.7%
22,215	Casey's General Stores, Inc.	491,618
31,290	Hansen Natural Corp.*	1,107,353
		1,598,971
	Energy—1.5%
37,774	Patterson-UTI Energy, Inc.	1,055,406
9,722	Trico Marine Services, Inc.*	366,422
		1,421,828
	Financials—8.5%
5,424	American Physicians Capital, Inc.	251,402
20,396	Arch Capital Group Ltd.*	1,440,977
5,683	BancFirst Corp.	248,518
28,303	Erie Indemnity Co., Class A	1,511,946
7,131	Harleysville Group, Inc.	259,925
8,828	IPC Holdings Ltd.	256,983
4,375	Navigators Group (The), Inc.*	214,375
41,176	Philadelphia Consolidated Holding Co.*	1,518,571
10,078	Selective Insurance Group	214,863
5,286	SVB Financial Group*	257,217
76,322	TD Ameritrade Holding Corp.*	1,381,428
24,942	TradeStation Group, Inc.*	232,709
12,762	United America Indemnity Ltd., Class A*	197,301
6,971	United Fire & Casualty Co.	229,694
		8,215,909
	Health Care—12.9%
9,980	Air Methods Corp.*	400,198
9,595	Amedisys, Inc.*	497,021
15,223	CONMED Corp.*	388,491
36,458	Express Scripts, Inc.*	2,552,789
36,019	Henry Schein, Inc.*	1,994,372
9,473	Magellan Health Services, Inc.*	365,563
14,319	Martek Biosciences Corp.*	504,888
11,976	Meridian Bioscience, Inc.	322,514
25,894	Merit Medical Systems, Inc.*	380,901
61,211	Patterson Cos., Inc.*	2,093,416
14,235	PharmaNet Development Group, Inc.*	339,647

Number of Shares		Value
	Common Stocks (Continued)
19,053	Res-Care, Inc.*	$310,373
31,505	Techne Corp.*	2,284,743
		12,434,916
	Industrials—6.4%
12,316	Columbus McKinnon Corp.*	348,666
49,390	Copart, Inc.*	2,018,569
11,677	GeoEye, Inc.*	268,921
11,762	HUB Group, Inc., Class A*	384,500
30,646	Lincoln Electric Holdings, Inc.	2,338,290
23,800	Rush Enterprises, Inc., Class A*	383,656
9,639	Waste Industries USA, Inc.	363,872
		6,106,474
	Information Technology—54.4%
103,314	Activision, Inc.*	2,794,644
33,504	Acxiom Corp.	396,352
83,664	Adobe Systems, Inc.*	3,119,831
23,118	ADTRAN, Inc.	546,972
36,367	Amkor Technology, Inc.*	347,305
17,509	Ansoft Corp.*	580,598
75,335	Ansys, Inc.*	3,030,727
22,519	Apple, Inc.*	3,917,181
12,715	Cabot Microelectronics Corp.*	432,946
265,093	Cadence Design Systems, Inc.*	2,950,485
115,524	Cisco Systems, Inc.*	2,962,035
9,816	Comtech Telecommunications Corp.*	380,174
37,519	CSG Systems International, Inc.*	453,980
58,900	EarthLink, Inc.*	537,757
14,792	EMS Technologies, Inc.*	382,521
12,862	Hittite Microwave Corp.*	510,621
24,389	Informatica Corp.*	389,248
141,117	Intel Corp.	3,141,265
18,098	Jack Henry & Associates, Inc.	475,615
19,304	Manhattan Associates, Inc.*	502,097
9,660	ManTech International Corp., Class A*	461,458
57,937	Micrel, Inc.	568,941
103,427	Microsoft Corp.	2,949,738
130,218	NetApp, Inc.*	3,151,277
127,504	Novellus Systems, Inc.*	2,787,237
149,749	Oracle Corp.*	3,122,267
17,192	Plexus Corp.*	414,155
16,192	Power Integrations, Inc.*	504,705
14,920	Progress Software Corp.*	451,032
26,868	QLogic Corp.*	428,813
29,926	Quest Software, Inc.*	398,614
29,821	Radiant Systems, Inc.*	402,285
10,817	Rofin-Sinar Technologies, Inc.*	411,911
12,536	ScanSource, Inc.*	313,024
33,425	Semtech Corp.*	542,822
13,759	Silicon Laboratories, Inc.*	464,641
64,133	Smart Modular Technologies (WWH), Inc.*	386,722
9,446	Sohu.com, Inc.*	653,002

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares Dynamic OTC Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
51,122	SonicWALL, Inc.*	$393,128
11,197	SPSS, Inc.*	472,961
15,021	Standard Microsystems Corp.*	445,373
121,297	Synopsys, Inc.*	2,803,174
90,222	TriQuint Semiconductor, Inc.*	594,563
21,186	Verigy Ltd. (Singapore)*	452,745
33,665	Vignette Corp.*	388,831
12,781	Zebra Technologies Corp., Class A*	469,702
		52,285,475
	Materials—0.8%
11,518	Innospec, Inc.	234,852
9,152	Sigma-Aldrich Corp.	521,847
		756,699
	Telecommunication Services—1.3%
350,298	Level 3 Communications, Inc.*	1,040,385
31,884	USA Mobility, Inc.*	227,652
		1,268,037
	Total Investments (Cost $96,973,514)—99.9%	96,059,319
	Other assets less liabilities—0.1%	127,229
	Net Assets—100.0%	$96,186,548

*  Non-income producing security.

See Notes to Financial Statements.

26

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—12.7%
2,847	Abercrombie & Fitch Co., Class A	$211,561
2,940	Advance Auto Parts, Inc.	101,959
4,062	Amazon.com, Inc.*	319,395
6,888	American Axle & Manufacturing Holdings, Inc.	138,724
6,411	American Eagle Outfitters, Inc.	117,770
6,292	American Greetings Corp., Class A	112,627
6,413	AnnTaylor Stores Corp.*	162,249
3,631	Apollo Group, Inc., Class A*	184,818
24,760	ArvinMeritor, Inc.	369,914
12,229	Asbury Automotive Group, Inc.	203,613
8,179	Autoliv, Inc.	500,882
44,961	AutoNation, Inc.*	719,826
2,702	AutoZone, Inc.*	326,267
5,770	Barnes & Noble, Inc.	186,256
32,590	Beazer Homes USA, Inc.	360,771
15,849	Bed Bath & Beyond, Inc.*	515,093
16,600	Belo Corp., Class A	167,660
29,985	Best Buy Co., Inc.	1,289,955
13,667	Big Lots, Inc.*	369,419
4,730	Black & Decker (The) Corp.	310,430
90,134	Blockbuster, Inc., Class A*	263,191
53,353	Blockbuster, Inc., Class B*	124,312
18,720	Borders Group, Inc.	117,936
6,006	BorgWarner, Inc.	295,195
5,836	Boyd Gaming Corp.	109,425
10,785	Brinker International, Inc.	244,712
4,349	Brookfield Homes Corp.	68,453
18,994	Brunswick Corp.	316,820
5,708	Burger King Holdings, Inc.	159,253
26,188	Cablevision Systems Corp., Class A*	602,324
10,299	Career Education Corp.*	207,525
14,663	CarMax, Inc.*	304,257
34,797	Carnival Corp.	1,397,795
79,655	CBS Corp., Class B	1,837,641
28,548	Centex Corp.	594,369
28,875	Charming Shoppes, Inc.*	148,995
221,422	Charter Communications, Inc., Class A*	236,922
12,788	Chico's FAS, Inc.*	90,411
82,966	Circuit City Stores, Inc.	393,259
32,225	Clear Channel Communications, Inc.	971,584
12,583	Clear Channel Outdoor Holdings, Inc., Class A*	239,329
8,547	Coach, Inc.*	304,017
10,162	Collective Brands, Inc.*	125,704
131,932	Comcast Corp., Class A	2,711,203
68,067	Comcast Corp., Special Class A	1,377,676
8,203	Cooper Tire & Rubber Co.	107,787
4,729	Core-Mark Holding Co., Inc.*	135,533
59,585	D.R. Horton, Inc.	922,972

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,823	Darden Restaurants, Inc.	$349,502
3,395	Dick's Sporting Goods, Inc.*	97,097
22,210	Dillard's, Inc., Class A	453,084
29,208	DIRECTV Group (The), Inc.*	719,685
11,797	Discovery Holding Co., Class A*	273,219
17,063	DISH Network Corp., Class A*	509,160
8,866	Dollar Tree, Inc.*	280,166
5,324	E.W. Scripps Co., Class A	239,101
52,529	Eastman Kodak Co.	939,744
11,808	Exide Technologies*	172,279
21,607	Expedia, Inc.*	545,793
16,412	Family Dollar Stores, Inc.	351,217
25,918	Foot Locker, Inc.	327,863
980,877	Ford Motor Co.*	8,102,043
11,014	Fortune Brands, Inc.	744,767
10,735	Furniture Brands International, Inc.	145,459
4,781	GameStop Corp., Class A*	263,146
36,002	Gannett Co., Inc.	1,030,377
37,041	Gap (The), Inc.	689,703
2,414	Garmin Ltd.	98,733
305,035	General Motors Corp.	7,076,811
15,733	Genuine Parts Co.	668,023
2,917	Getty Images, Inc.*	95,240
22,574	Goodyear Tire & Rubber (The) Co.*	604,532
6,907	Group 1 Automotive, Inc.	184,279
24,982	H&R Block, Inc.	546,356
14,493	Hanesbrands, Inc.*	507,545
15,099	Harley-Davidson, Inc.	577,537
4,245	Harman International Industries, Inc.	173,493
8,743	Hasbro, Inc.	310,901
2,267	Hearst-Argyle Television, Inc.	46,972
4,263	Hillenbrand, Inc.*	81,168
182,454	Home Depot (The), Inc.	5,254,674
28,684	Hovnanian Enterprises, Inc., Class A*	339,045
38,845	IAC/InterActiveCorp*	808,364
8,345	International Game Technology	289,905
35,398	Interpublic Group of Cos., Inc.*	320,352
21,225	J. C. Penney Co., Inc.	902,063
5,189	Jack in the Box, Inc.*	138,806
6,410	Jarden Corp.*	136,661
45,866	Johnson Controls, Inc.	1,617,235
18,113	Jones Apparel Group, Inc.	286,729
18,743	KB Home	421,718
21,434	Kohl's Corp.*	1,047,051
4,662	Lamar Advertising Co., Class A*	184,335
765	Las Vegas Sands Corp.*	58,308
20,861	Lear Corp.*	595,999
12,235	Lee Enterprises, Inc.	94,577
23,788	Leggett & Platt, Inc.	394,881
31,937	Lennar Corp., Class A	588,280
11,574	Liberty Global, Inc., Series A*	409,604

See Notes to Financial Statements.

27

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,706	Liberty Global, Inc., Series C*	$355,439
23,887	Liberty Media Corp.-Entertainment, Class A*	619,868
67,485	Liberty Media Corp. Interactive, Series A*	1,021,048
53,863	Limited Brands, Inc.	997,543
13,038	Live Nation, Inc.*	179,794
16,432	Liz Claiborne, Inc.	290,682
94,833	Lowe's Cos., Inc.	2,388,843
4,947	M.D.C. Holdings, Inc.	215,590
56,245	Macy's, Inc.	1,422,436
14,800	Marriott International, Inc., Class A	507,640
25,117	Mattel, Inc.	470,944
21,841	McClatchy Co., Class A	229,331
45,799	McDonald's Corp.	2,728,704
17,998	McGraw-Hill (The) Cos., Inc.	737,738
2,013	Meredith Corp.	65,241
8,347	Meritage Homes Corp.*	158,343
5,239	MGM MIRAGE*	267,975
7,398	Mohawk Industries, Inc.*	563,654
15,559	New York Times (The) Co., Class A	303,401
26,576	Newell Rubbermaid, Inc.	545,605
140,658	News Corp., Class A	2,517,778
30,252	News Corp., Class B	559,662
14,783	NIKE, Inc., Class B	987,504
11,411	Nordstrom, Inc.	402,352
646	NVR, Inc.*	396,321
61,099	Office Depot, Inc.*	774,735
18,755	OfficeMax, Inc.	342,654
17,223	Omnicom Group, Inc.	822,226
7,227	O'Reilly Automotive, Inc.*	208,643
3,149	Penn National Gaming, Inc.*	134,525
9,268	Penske Automotive Group, Inc.	193,979
8,169	PetSmart, Inc.	182,822
3,068	Polaris Industries, Inc.	142,815
4,016	Polo Ralph Lauren Corp.	249,434
54,378	Pulte Homes, Inc.	709,089
13,070	Quiksilver, Inc.*	127,171
14,462	RadioShack Corp.	201,022
28,854	Regal Entertainment Group, Class A	547,072
5,087	Regis Corp.	148,540
16,187	Rent-A-Center, Inc.*	348,506
18,566	RH Donnelley Corp.*	88,931
8,177	Ross Stores, Inc.	273,848
12,628	Royal Caribbean Cruises Ltd.	402,833
8,491	Ryland Group, Inc.	271,542
32,231	Saks, Inc.*	419,325
3,672	Scholastic Corp.*	103,367
14,746	Sears Holdings Corp.*	1,454,103
14,792	Service Corp. International	164,339
8,424	Sherwin-Williams (The) Co.	466,016
3,784	Snap-On, Inc.	224,429

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,473	Sonic Automotive, Inc., Class A	$293,657
48,848	Standard-Pacific Corp.	247,171
6,072	Stanley Works (The)	292,913
36,091	Staples, Inc.	783,175
28,557	Starbucks Corp.*	463,480
11,011	Starwood Hotels & Resorts Worldwide, Inc.	574,884
6,251	Talbots (The), Inc.	50,196
52,604	Target Corp.	2,794,851
8,460	Tenneco, Inc.*	216,407
3,210	Thor Industries, Inc.	97,327
5,601	Tiffany & Co.	243,868
5,684	Timberland (The) Co., Class A*	82,986
15,692	Time Warner Cable, Inc., Class A*	439,376
312,973	Time Warner, Inc.	4,647,648
22,950	TJX Cos., Inc.	739,449
16,550	Toll Brothers, Inc.*	374,692
9,653	Travelcenters of America, LLC*	31,179
25,011	TRW Automotive Holdings Corp.*	639,281
3,572	Tupperware Brands Corp.	140,737
7,168	VF Corp.	533,156
22,283	Viacom, Inc., Class B*	856,559
33,148	Virgin Media, Inc.	427,609
110,867	Visteon Corp.*	481,163
3,246	WABCO Holdings, Inc.	155,029
98,607	Walt Disney (The) Co.	3,197,825
15,418	Warner Music Group Corp.	133,982
168	Washington Post (The) Co., Class B	110,141
38,348	WCI Communities, Inc.*	126,165
9,287	Wendy's International, Inc.	269,323
8,785	Whirlpool Corp.	639,372
7,754	Williams-Sonoma, Inc.	204,706
19,357	Wyndham Worldwide Corp.	415,788
16,253	Yum! Brands, Inc.	661,172
7,491	Zale Corp.*	155,214
		111,627,254
	Consumer Staples—10.0%
22,656	Alberto-Culver Co.	570,252
163,579	Altria Group, Inc.	3,271,580
39,554	Anheuser-Busch Cos., Inc.	1,946,057
40,803	Archer-Daniels-Midland Co.	1,797,780
16,833	Avon Products, Inc.	656,824
10,566	BJ's Wholesale Club, Inc.*	402,776
3,592	Brown-Forman Corp., Class B	244,328
8,428	Bunge Ltd.	961,551
17,011	Campbell Soup Co.	591,983
5,443	Carolina Group	357,442
4,671	Casey's General Stores, Inc.	103,369
6,699	Chiquita Brands International, Inc.*	152,402
8,139	Clorox (The) Co.	431,367
81,706	Coca-Cola (The) Co.	4,810,032

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
33,780	Coca-Cola Enterprises, Inc.	$760,050
16,134	Colgate-Palmolive Co.	1,140,674
56,450	ConAgra Foods, Inc.	1,329,962
22,491	Constellation Brands, Inc., Class A*	412,935
4,471	Corn Products International, Inc.	207,365
10,058	Cosan Ltd., Class A (Brazil)*	133,369
32,794	Costco Wholesale Corp.	2,336,573
40,778	CVS Caremark Corp.	1,646,208
30,173	Dean Foods Co.*	701,221
21,498	Del Monte Foods Co.	193,912
2,496	Energizer Holdings, Inc.*	197,334
9,503	Estee Lauder (The) Cos., Inc., Class A	433,432
4,552	Fresh Del Monte Produce, Inc.*	144,253
23,307	General Mills, Inc.	1,407,743
6,388	Great Atlantic & Pacific Tea Co., Inc.*	175,798
21,748	H.J. Heinz Co.	1,022,808
13,593	Hershey (The) Co.	508,106
5,983	Hormel Foods Corp.	235,790
4,074	J.M. Smucker (The) Co.	203,211
15,983	Kellogg Co.	817,850
28,264	Kimberly-Clark Corp.	1,808,613
132,824	Kraft Foods, Inc., Class A	4,201,223
86,937	Kroger (The) Co.	2,369,033
3,972	Longs Drug Stores Corp.	159,118
7,333	McCormick & Co., Inc.	277,114
9,782	Molson Coors Brewing Co., Class B	536,445
3,912	Nash Finch Co.	143,101
4,039	NBTY, Inc.*	113,698
6,207	Pantry (The), Inc.*	67,346
13,898	Pepsi Bottling Group (The), Inc.	468,502
7,771	PepsiAmericas, Inc.	199,715
54,685	PepsiCo, Inc.	3,747,563
7,585	Performance Food Group Co.*	253,794
163,579	Philip Morris International, Inc.*	8,347,436
7,525	Pilgrim's Pride Corp.	181,879
132,928	Procter & Gamble (The) Co.	8,912,821
14,327	Reynolds American, Inc.	771,509
199,704	Rite Aid Corp.*	539,201
3,619	Ruddick Corp.	140,055
51,670	Safeway, Inc.	1,632,772
99,970	Sara Lee Corp.	1,450,565
29	Seaboard Corp.	48,720
19,923	Smithfield Foods, Inc.*	571,392
38,187	SUPERVALU, Inc.	1,263,990
52,868	Sysco Corp.	1,616,175
70,634	Tyson Foods, Inc., Class A	1,257,285
2,968	Universal Corp.	190,516
9,592	UST, Inc.	499,455
57,375	Walgreen Co.	1,999,519
214,934	Wal-Mart Stores, Inc.	12,461,872
1,673	Weis Markets, Inc.	51,378

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,567	Whole Foods Market, Inc.	$312,267
8,854	Winn-Dixie Stores, Inc.*	156,981
6,954	Wm. Wrigley Jr. Co.	529,617
		87,587,007
	Energy—9.8%
2,351	Alon USA Energy, Inc.	32,796
24,062	Anadarko Petroleum Corp.	1,601,567
12,044	Apache Corp.	1,622,086
3,102	Arch Coal, Inc.	177,931
10,449	Baker Hughes, Inc.	845,115
13,776	BJ Services Co.	389,448
5,268	Cameron International Corp.*	259,344
18,560	Chesapeake Energy Corp.	959,552
149,706	Chevron Corp.	14,394,231
4,001	Cimarex Energy Co.	249,262
120,461	ConocoPhillips	10,377,715
2,911	CONSOL Energy, Inc.	235,675
3,251	CVR Energy, Inc.*	69,994
3,919	Denbury Resources, Inc.*	119,765
17,474	Devon Energy Corp.	1,981,552
1,219	Diamond Offshore Drilling, Inc.	152,875
48,251	El Paso Corp.	827,022
3,993	ENSCO International, Inc.	254,474
4,815	EOG Resources, Inc.	628,261
280,721	Exxon Mobil Corp.	26,126,702
3,191	FMC Technologies, Inc.*	214,435
4,323	Forest Oil Corp.*	254,754
2,925	Foundation Coal Holdings, Inc.	175,442
3,447	Frontier Oil Corp.	85,658
4,044	General Maritime Corp.	105,670
32,855	Halliburton Co.	1,508,373
4,118	Helix Energy Solutions Group, Inc.*	142,277
3,633	Helmerich & Payne, Inc.	195,274
11,022	Hess Corp.	1,170,536
52,613	Marathon Oil Corp.	2,397,574
3,238	Massey Energy Co.	169,445
7,586	Murphy Oil Corp.	685,319
14,019	Nabors Industries Ltd. (Bermuda)*	526,273
8,938	National Oilwell Varco, Inc.*	611,806
7,097	Newfield Exploration Co.*	431,214
5,080	Noble Corp.	285,902
4,761	Noble Energy, Inc.	414,207
30,764	Occidental Petroleum Corp.	2,559,872
3,046	Overseas Shipholding Group, Inc.	229,242
7,702	Patterson-UTI Energy, Inc.	215,194
5,185	Peabody Energy Corp.	316,959
6,603	PetroHawk Energy Corp.*	156,095
6,219	Pioneer Natural Resources Co.	359,023
2,976	Plains Exploration & Production Co.*	185,345
8,397	Pride International, Inc.*	356,453

See Notes to Financial Statements.

29

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,792	Rowan Cos., Inc.	$147,850
19,659	Schlumberger Ltd.	1,976,712
1,436	SEACOR Holdings, Inc.*	122,218
4,762	Ship Finance International Ltd. (Bermuda)	144,384
5,029	Smith International, Inc.	384,769
4,415	Southwestern Energy Co.*	186,799
26,396	Spectra Energy Corp.	651,981
2,736	Stone Energy Corp.*	166,732
15,415	Sunoco, Inc.	715,410
4,869	Teekay Shipping Corp. (Bahamas)	222,221
14,166	Tesoro Corp.	356,133
2,922	Tidewater, Inc.	190,573
3,686	Transocean, Inc.*	543,538
2,400	Unit Corp.*	152,424
19,817	USEC, Inc.*	91,951
48,592	Valero Energy Corp.	2,373,719
8,959	Weatherford International Ltd.*	722,723
1,855	Whiting Petroleum Corp.*	141,945
25,854	Williams (The) Cos., Inc.	917,817
5,301	World Fuel Services Corp.	130,193
10,152	XTO Energy, Inc.	628,003
		86,025,804
	Financials—24.7%
22,599	ACE Ltd.	1,362,494
17,797	AFLAC, Inc.	1,186,526
1,248	Alexandria Real Estate Equities, Inc.	131,077
375	Alleghany Corp.*	129,188
22,029	Allied Capital Corp.	442,783
5,864	Allied World Assurance Holdings Ltd. (Bermuda)	241,773
61,685	Allstate (The) Corp.	3,106,457
5,596	AMB Property Corp.	323,169
113,648	AMBAC Financial Group, Inc.	526,190
13,418	American Capital Strategies Ltd.	426,022
63,650	American Express Co.	3,056,473
6,496	American Financial Group, Inc.	178,120
230,180	American International Group, Inc.	10,634,315
885	American National Insurance	98,925
22,614	AmeriCredit Corp.*	315,691
14,845	Ameriprise Financial, Inc.	704,989
16,347	Annaly Capital Management, Inc.	273,976
18,667	AON Corp.	847,295
12,394	Apartment Investment & Management Co., Class A	458,330
9,982	Apollo Investment Corp.	161,509
3,468	Arch Capital Group Ltd. (Bermuda)*	245,014
7,268	Arthur J. Gallagher & Co.	178,575
5,108	Aspen Insurance Holdings Ltd. (Bermuda)	132,757
11,935	Associated Banc-Corp	337,402
7,336	Assurant, Inc.	476,840

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,799	Astoria Financial Corp.	$184,836
3,937	AvalonBay Communities, Inc.	392,716
8,854	Axis Capital Holdings Ltd. (Bermuda)	300,239
6,598	BancorpSouth, Inc.	158,550
431,067	Bank of America Corp.	16,182,254
3,143	Bank of Hawaii Corp.	172,331
38,458	Bank of New York Mellon (The) Corp.	1,674,077
56,994	BB&T Corp.	1,954,324
14,146	Bear Stearns (The) Cos., Inc.	151,787
1,599	Berkshire Hathaway, Inc., Class B*	7,126,743
972	BOK Financial Corp.	55,501
8,173	Boston Properties, Inc.	821,305
11,149	Brandywine Realty Trust	194,550
3,568	BRE Properties, Inc.	171,086
4,697	Camden Property Trust	248,518
37,569	Capital One Financial Corp.	1,991,157
12,913	CapitalSource, Inc.	181,428
7,301	CB Richard Ellis Group, Inc., Class A*	168,799
8,609	CBL & Associates Properties, Inc.	210,834
29,954	Charles Schwab (The) Corp.	647,006
28,208	Chubb (The) Corp.	1,494,178
17,399	Cincinnati Financial Corp.	624,624
39,009	CIT Group, Inc.	424,808
848,123	Citigroup, Inc.	21,432,067
12,874	Citizens Republic Bancorp, Inc.	106,211
3,767	City National Corp.	182,775
379	CME Group, Inc.	173,374
3,550	CNA Financial Corp.	95,176
18,532	Colonial BancGroup (The), Inc.	150,850
6,691	Colonial Properties Trust	162,123
23,161	Comerica, Inc.	804,382
4,629	Commerce Bancshares, Inc.	201,362
3,775	Commerce Group (The), Inc.	137,561
5,884	CompuCredit Corp.*	47,543
38,710	Conseco, Inc.*	450,972
247,642	Countrywide Financial Corp.	1,431,371
7,161	Cousins Properties, Inc.	181,961
3,230	Cullen/Frost Bankers, Inc.	180,299
7,764	Developers Diversified Realty Corp.	333,464
59,752	Discover Financial Services	1,088,084
3,922	Downey Financial Corp.	55,457
18,448	Duke Realty Corp.	450,500
116,913	E*TRADE Financial Corp.*	465,314
5,017	Endurance Specialty Holdings Ltd. (Bermuda)	186,281
3,384	Equity One, Inc.	83,585
22,107	Equity Residential	917,883
1,407	Erie Indemnity Co., Class A	75,162
3,956	Everest Re Group Ltd.	357,425
173,648	Fannie Mae	4,914,238
2,577	Federal Realty Investment Trust	211,701

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,746	Federated Investors, Inc., Class B	$91,936
58,128	Fidelity National Title Group, Inc., Class A	929,467
75,382	Fifth Third Bancorp	1,615,436
13,232	First American (The) Corp.	434,010
27,918	First Horizon National Corp.	301,514
5,587	First Industrial Realty Trust, Inc.	168,783
9,703	FirstMerit Corp.	199,106
9,553	Flagstar Bancorp, Inc.	58,464
6,513	Franklin Resources, Inc.	619,712
141,010	Freddie Mac	3,512,559
79,067	Friedman Billings Ramsey Group, Inc., Class A	196,877
16,395	Fulton Financial Corp.	204,446
11,715	General Growth Properties, Inc.	479,846
52,304	Genworth Financial, Inc., Class A	1,206,130
22,539	Goldman Sachs Group (The), Inc.	4,313,288
2,084	Gramercy Capital Corp.	39,596
3,683	Hanover Insurance Group (The), Inc.	165,293
31,983	Hartford Financial Services Group (The), Inc.	2,279,428
7,497	HCC Insurance Holdings, Inc.	185,026
13,584	HCP, Inc.	484,949
5,868	Health Care REIT, Inc.	284,305
7,102	Healthcare Realty Trust, Inc.	201,200
5,650	Highwoods Properties, Inc.	197,976
2,978	Home Properties, Inc.	156,553
8,473	Hospitality Properties Trust	272,237
27,564	Host Hotels & Resorts, Inc.	474,101
39,034	HRPT Properties Trust	270,506
22,798	Hudson City Bancorp, Inc.	436,126
40,595	Huntington Bancshares, Inc.	381,187
40,981	IndyMac Bancorp, Inc.	133,188
7,449	Interactive Brokers Group, Inc., Class A*	235,165
4,012	IPC Holdings Ltd.	116,789
24,113	iStar Financial, Inc.	464,175
7,091	Janus Capital Group, Inc.	198,973
6,332	Jefferies Group, Inc.	119,042
308,772	JPMorgan Chase & Co.	14,712,985
57,729	Keycorp	1,393,001
13,274	Kimco Realty Corp.	529,765
4,802	LandAmerica Financial Group, Inc.	137,817
7,012	Legg Mason, Inc.	422,683
42,040	Lehman Brothers Holdings, Inc.	1,859,850
3,530	Leucadia National Corp.	180,807
5,972	Liberty Media Corp.Capital, Series A*	91,790
11,330	Liberty Property Trust	396,890
20,133	Lincoln National Corp.	1,082,350
35,037	Loews Corp.	1,475,408
8,095	M&T Bank Corp.	754,697
3,830	Macerich (The) Co.	280,088
7,362	Mack-Cali Realty Corp.	287,265

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
535	Markel Corp.*	$232,404
49,926	Marsh & McLennan Cos., Inc.	1,377,458
28,849	Marshall & Ilsley Corp.	720,648
47,032	MBIA, Inc.	489,133
2,890	Mercury General Corp.	144,182
79,743	Merrill Lynch & Co., Inc.	3,973,594
52,358	MetLife, Inc.	3,185,984
10,869	MF Global Ltd.*	143,145
22,206	MGIC Investment Corp.	289,344
13,189	Montpelier Re Holdings Ltd. (Bermuda)	217,619
5,575	Moody's Corp.	206,052
113,805	Morgan Stanley	5,530,923
5,015	Nasdaq Stock Market (The), Inc.*	182,797
140,562	National City Corp.	885,541
12,539	Nationwide Financial Services, Inc., Class A	628,455
5,436	Nationwide Health Properties, Inc.	195,805
5,442	Nelnet, Inc., Class A	69,603
27,534	New York Community Bancorp, Inc.	514,060
12,464	Newcastle Investment Corp.	123,269
8,239	Northern Trust Corp.	610,592
699	Nymex Holdings Inc	64,727
2,817	NYSE Euronext	186,204
12,998	Och-Ziff Capital Management Group LLC, Class A	252,291
2,088	Odyssey Re Holdings Corp.	74,709
37,053	Old Republic International Corp.	531,711
10,633	OneBeacon Insurance Group Ltd.	209,045
4,585	PartnerRe Ltd.	339,198
4,725	Pennsylvania REIT	118,976
8,856	People's United Financial, Inc.	150,286
3,571	Philadelphia Consolidated Holding Co.*	131,698
16,274	Phoenix (The) Cos., Inc.	211,562
3,267	Platinum Underwriters Holdings Ltd. (Bermuda)	117,187
11,729	Plum Creek Timber Co., Inc.	479,012
31,543	PMI Group (The), Inc.	177,587
24,730	PNC Financial Services Group, Inc.	1,715,026
43,807	Popular, Inc.	546,273
3,211	Post Properties, Inc.	117,844
5,083	Potlatch Corp.	227,769
15,605	Principal Financial Group, Inc.	837,364
48,817	Progressive (The) Corp.	887,981
11,646	ProLogis	729,156
6,930	Protective Life Corp.	295,357
34,118	Prudential Financial, Inc.	2,583,074
5,217	Public Storage	473,182
37,316	Radian Group, Inc.	201,506
8,791	Raymond James Financial, Inc.	252,917
5,152	Rayonier, Inc.	216,539
7,419	Realty Income Corp.	195,194
6,428	Redwood Trust, Inc.	213,988

See Notes to Financial Statements.

31

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,991	Regency Centers Corp.	$285,636
75,586	Regions Financial Corp.	1,656,845
2,322	Reinsurance Group of America, Inc.	120,698
3,972	RenaissanceRe Holdings Ltd. (Bermuda)	204,320
12,020	Safeco Corp.	802,215
5,010	Selective Insurance Group	106,813
7,452	Senior Housing Properties Trust	178,475
9,027	Simon Property Group, Inc.	901,436
2,029	SL Green Realty Corp.	188,291
45,841	SLM Corp.	849,434
10,113	South Financial Group (The), Inc.	61,083
54,803	Sovereign Bancorp, Inc.	409,378
3,535	StanCorp Financial Group, Inc.	181,133
12,027	State Street Corp.	867,628
2,896	Stewart Information Services Corp.	70,923
457	Student Loan Corp.	58,121
35,054	SunTrust Banks, Inc.	1,954,261
48,271	Synovus Financial Corp.	571,529
6,465	T. Rowe Price Group, Inc.	378,590
12,748	TCF Financial Corp.	221,815
19,474	TD Ameritrade Holding Corp.*	352,479
4,104	TFS Financial Corp.	50,192
41,114	Thornburg Mortgage, Inc.	50,159
6,531	Torchmark Corp.	422,817
1,705	Transatlantic Holdings, Inc.	110,569
55,619	Travelers (The) Cos., Inc.	2,803,198
6,183	Trustmark Corp.	134,666
134,964	U.S. Bancorp	4,573,930
10,314	UDR, Inc.	260,738
5,547	UnionBanCal Corp.	291,273
7,124	Unitrin, Inc.	270,285
33,490	Unum Group	777,303
9,764	Valley National Bancorp	187,371
4,325	Ventas, Inc.	210,022
9,372	Vornado Realty Trust	872,439
12,145	W.R. Berkley Corp.	312,005
234,828	Wachovia Corp.	6,845,236
7,040	Washington Federal, Inc.	167,622
282,549	Washington Mutual, Inc.	3,472,527
6,580	Webster Financial Corp.	171,409
7,020	Weingarten Realty Investors	258,968
273,421	Wells Fargo & Co.	8,134,274
84	Wesco Financial Corp.	36,376
758	White Mountains Insurance Group Ltd.	360,884
5,812	Whitney Holding Corp.	136,059
6,419	Willis Group Holdings Ltd.	223,060
5,651	Wilmington Trust Corp.	185,805
26,207	XL Capital Ltd., Class A	914,362
9,844	Zions Bancorporation	456,269
		216,786,339

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—8.6%
65,537	Abbott Laboratories	$3,457,077
19,859	Aetna, Inc.	865,852
1,579	Alcon, Inc. (Switzerland)	249,482
4,662	Allergan, Inc.	262,797
3,336	AMERIGROUP Corp.*	86,703
34,852	AmerisourceBergen Corp.	1,413,249
47,521	Amgen, Inc.*	1,989,704
5,306	Applera Corp.-Applied Biosystems Group	169,314
5,795	Apria Healthcare Group, Inc.*	102,108
3,154	Barr Pharmaceuticals, Inc.*	158,425
19,904	Baxter International, Inc.	1,240,417
2,941	Beckman Coulter, Inc.	200,870
7,663	Becton, Dickinson & Co.	685,072
8,953	Biogen Idec, Inc.*	543,358
99,382	Boston Scientific Corp.*	1,324,762
170,592	Bristol-Myers Squibb Co.	3,747,906
2,510	Brookdale Senior Living, Inc.	65,712
40,608	Cardinal Health, Inc.	2,114,459
2,313	Celgene Corp.*	143,730
2,389	Cephalon, Inc.*	149,097
2,688	Cerner Corp.*	124,374
2,569	Charles River Laboratories International, Inc.*	149,130
21,673	CIGNA Corp.	925,654
9,176	Community Health Systems, Inc.*	344,375
1,365	Covance, Inc.*	114,373
8,540	Coventry Health Care, Inc.*	381,994
20,725	Covidien Ltd.	967,650
2,313	CR Bard, Inc.	217,815
5,416	DaVita, Inc.*	283,853
4,040	DENTSPLY International, Inc.	157,035
60,205	Eli Lilly & Co.	2,898,269
11,363	Express Scripts, Inc.*	795,637
10,268	Forest Laboratories, Inc.*	356,402
5,853	Genentech, Inc.*	399,175
6,879	Genzyme Corp.*	483,938
6,341	Gilead Sciences, Inc.*	328,210
52,184	Health Management Associates, Inc., Class A*	372,072
11,872	Health Net, Inc.*	347,731
4,337	Henry Schein, Inc.*	240,140
4,263	Hill-Rom Holdings, Inc.	107,129
5,978	Hospira, Inc.*	245,995
10,245	Humana, Inc.*	489,609
6,069	IMS Health, Inc.	150,208
2,025	Invitrogen Corp.*	189,479
130,664	Johnson & Johnson	8,766,248
7,144	Kindred Healthcare, Inc.*	169,527
26,473	King Pharmaceuticals, Inc.*	248,581

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,382	Laboratory Corp. of America Holdings*	$331,367
6,554	LifePoint Hospitals, Inc.*	197,406
4,892	Lincare Holdings, Inc.*	119,071
3,129	Magellan Health Services, Inc.*	120,748
39,917	McKesson Corp.	2,080,474
39,884	Medco Health Solutions, Inc.*	1,975,853
33,247	Medtronic, Inc.	1,618,464
135,907	Merck & Co., Inc.	5,169,902
13,733	Mylan, Inc.	180,864
14,576	Omnicare, Inc.	296,622
3,953	Owens & Minor, Inc.	179,150
5,681	Patterson Cos., Inc.*	194,290
6,665	PerkinElmer, Inc.	177,022
575,979	Pfizer, Inc.	11,582,938
6,965	Quest Diagnostics, Inc.	349,504
56,090	Schering-Plough Corp.	1,032,617
8,438	St. Jude Medical, Inc.*	369,416
5,447	Stryker Corp.	353,129
116,680	Tenet Healthcare Corp.*	746,752
14,775	Thermo Fisher Scientific, Inc.*	855,029
50,176	UnitedHealth Group, Inc.	1,637,243
4,193	Universal Health Services, Inc., Class B	262,650
2,797	Varian Medical Systems, Inc.*	131,123
3,231	Warner Chilcott Ltd., Class A*	55,606
7,823	Watson Pharmaceuticals, Inc.*	242,826
38,055	WellPoint, Inc.*	1,893,236
68,999	Wyeth	3,068,386
6,776	Zimmer Holdings, Inc.*	502,508
		74,948,893
	Industrials—10.8%
35,619	3M Co.	2,739,101
3,054	Acuity Brands, Inc.	146,103
7,543	Aecom Technology Corp.*	207,131
4,353	AGCO Corp.*	261,746
6,441	Alaska Air Group, Inc.*	138,353
3,287	Alexander & Baldwin, Inc.	165,106
1,857	Alliant Techsystems, Inc.*	204,233
61,831	Allied Waste Industries, Inc.*	764,231
2,498	AMERCO*	143,460
2,687	AMETEK, Inc.	130,373
56,094	AMR Corp.*	491,944
2,975	Armstrong World Industries, Inc.	105,880
8,653	Avery Dennison Corp.	416,988
48,171	Avis Budget Group, Inc.*	639,711
25,187	BlueLinx Holdings, Inc.	130,469
34,395	Boeing Co.	2,918,760
8,652	Briggs & Stratton Corp.	131,683
2,294	Brink's (The) Co.	166,889
15,891	Burlington Northern Santa Fe Corp.	1,629,622
4,753	C.H. Robinson Worldwide, Inc.	297,918

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,121	Carlisle Cos., Inc.	$119,014
30,270	Caterpillar, Inc.	2,478,508
2,298	ChoicePoint, Inc.*	111,108
7,702	Cintas Corp.	228,056
18,483	Continental Airlines, Inc., Class B*	332,324
4,724	Con-way, Inc.	218,485
10,076	Cooper Industries Ltd., Class A	427,122
5,479	Corrections Corp. of America*	139,715
3,073	Covanta Holding Corp.*	81,834
3,414	Crane Co.	139,769
18,732	CSX Corp.	1,179,179
9,477	Cummins, Inc.	593,734
6,315	Danaher Corp.	492,696
16,139	Deere & Co.	1,356,806
8,369	Deluxe Corp.	177,925
12,582	Dollar Thrifty Automotive Group*	165,957
12,189	Dover Corp.	602,990
2,133	DRS Technologies, Inc.	133,185
9,170	Eaton Corp.	805,493
8,438	EMCOR Group, Inc.*	211,456
38,897	Emerson Electric Co.	2,032,757
4,040	Equifax, Inc.	154,611
4,797	Expeditors International of Washington, Inc.	223,492
3,149	Fastenal Co.	153,703
20,596	FedEx Corp.	1,974,539
1,763	Flowserve Corp.	218,771
3,300	Fluor Corp.	504,471
1,877	Foster Wheeler Ltd.*	119,546
4,590	GATX Corp.	201,960
17,939	General Dynamics Corp.	1,622,044
625,387	General Electric Co.	20,450,154
6,666	Goodrich Corp.	454,288
3,623	Granite Construction, Inc.	124,269
3,902	Harsco Corp.	231,506
74,370	Hertz Global Holdings, Inc.*	956,398
4,689	HNI Corp.	102,080
37,637	Honeywell International, Inc.	2,235,638
4,461	Hubbell, Inc., Class B	199,541
25,100	IKON Office Solutions, Inc.	274,845
26,528	Illinois Tool Works, Inc.	1,387,149
18,831	Ingersoll-Rand Co. Ltd., Class A	835,720
8,069	ITT Corp.	516,416
4,634	J.B. Hunt Transport Services, Inc.	157,417
4,512	Jacobs Engineering Group, Inc.*	389,521
17,329	JetBlue Airways Corp.*	87,338
1,840	Joy Global, Inc.	136,620
4,190	Kansas City Southern*	188,885
13,260	KBR, Inc.	382,418
8,524	Kelly Services, Inc., Class A	189,659
5,715	Kennametal, Inc.	198,711

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,279	L-3 Communications Holdings, Inc.	$588,345
3,934	Lennox International, Inc.	130,373
1,738	Lincoln Electric Holdings, Inc.	132,609
18,603	Lockheed Martin Corp.	1,972,662
8,856	Manpower, Inc.	594,503
53,690	Masco Corp.	977,695
2,179	McDermott International, Inc.*	116,751
3,157	MSC Industrial Direct Co., Class A	153,935
4,843	Mueller Industries, Inc.	156,768
3,477	Mueller Water Products, Inc.	27,990
10,313	Mueller Water Products, Inc., Class B	81,885
1,618	NACCO Industries, Inc., Class A	145,458
19,263	Norfolk Southern Corp.	1,147,690
27,484	Northrop Grumman Corp.	2,021,998
4,958	Oshkosh Truck Corp.	201,295
20,412	Owens Corning, Inc.*	430,897
27,872	PACCAR, Inc.	1,318,903
4,732	Pall Corp.	164,532
9,861	Parker Hannifin Corp.	787,401
6,975	Pentair, Inc.	256,889
20,991	PHH Corp.*	412,053
17,934	Pitney Bowes, Inc.	647,597
2,581	Precision Castparts Corp.	303,422
20,337	R.R. Donnelley & Sons Co.	623,126
24,339	Raytheon Co.	1,556,966
8,557	Republic Services, Inc.	272,027
6,315	Robert Half International, Inc.	149,666
7,913	Rockwell Automation, Inc.	429,122
5,533	Rockwell Collins, Inc.	349,188
2,277	Roper Industries, Inc.	141,447
6,786	Ryder System, Inc.	464,637
3,474	Shaw Group (The), Inc.*	171,685
5,587	Skywest, Inc.	106,321
46,827	Southwest Airlines Co.	619,989
5,224	Spirit Aerosystems Holdings, Inc., Class A*	152,384
2,974	SPX Corp.	365,802
9,844	Steelcase, Inc., Class A	109,072
3,279	Teleflex, Inc.	180,640
4,611	Terex Corp.*	321,294
13,391	Textron, Inc.	816,985
3,375	Thomas & Betts Corp.*	126,428
8,856	Timken (The) Co.	320,144
10,605	Trane, Inc.	493,239
5,236	Trinity Industries, Inc.	159,174
60,716	Tyco International Ltd. (Bermuda)	2,840,902
28,193	UAL Corp.	420,076
13,364	Union Pacific Corp.	1,940,319
54,651	United Parcel Service, Inc., Class B	3,957,278
13,492	United Rentals, Inc.*	254,189
3,610	United Stationers, Inc.*	159,165
44,218	United Technologies Corp.	3,204,477

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,983	URS Corp.*	$241,354
7,497	US Airways Group, Inc.*	64,399
7,707	USG Corp.*	272,134
4,765	W.W. Grainger, Inc.	413,173
37,577	Waste Management, Inc.	1,356,530
5,257	Werner Enterprises, Inc.	102,249
5,042	WESCO International, Inc.*	187,613
28,678	YRC Worldwide, Inc.*	466,018
		95,110,387
	Information Technology—9.9%
25,300	Accenture Ltd., Class A (Bermuda)	950,015
5,656	Activision, Inc.*	152,995
9,777	Adobe Systems, Inc.*	364,584
84,596	Advanced Micro Devices, Inc.*	504,192
7,940	Affiliated Computer Services, Inc., Class A*	420,582
11,215	Agilent Technologies, Inc.*	338,805
2,261	Alliance Data Systems Corp.*	129,804
9,755	Altera Corp.	207,586
9,092	Amdocs Ltd. (Guernsey)*	285,307
10,098	Amkor Technology, Inc.*	96,436
3,303	Amphenol Corp., Class A	152,533
12,563	Analog Devices, Inc.	404,654
2,911	Anixter International, Inc.*	165,840
12,464	Apple, Inc.*	2,168,113
38,328	Applied Materials, Inc.	715,200
17,327	Arrow Electronics, Inc.*	471,468
38,674	Atmel Corp.*	143,867
3,784	Autodesk, Inc.*	143,792
27,131	Automatic Data Processing, Inc.	1,199,190
18,771	Avnet, Inc.*	491,612
4,741	AVX Corp.	62,439
8,191	Benchmark Electronics, Inc.*	145,636
4,829	BMC Software, Inc.*	167,856
16,683	Broadcom Corp., Class A*	433,091
8,493	Broadridge Financial Solutions, Inc.	158,140
13,704	CA, Inc.	303,407
2,573	CACI International, Inc., Class A*	128,959
17,713	Cadence Design Systems, Inc.*	197,146
7,890	Check Point Software Technologies (Israel)*	186,362
160,890	Cisco Systems, Inc.*	4,125,220
4,431	Citrix Systems, Inc.*	145,115
25,616	Computer Sciences Corp.*	1,116,601
15,496	Compuware Corp.*	116,840
15,943	Convergys Corp.*	250,624
27,796	Corning, Inc.	742,431
123,795	Dell, Inc.*	2,306,301
8,017	Diebold, Inc.	314,266
2,900	DST Systems, Inc.*	173,536
25,777	eBay, Inc.*	806,562
8,752	Electronic Arts, Inc.*	450,465

See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
77,002	Electronic Data Systems Corp.	$1,429,157
69,593	EMC Corp.*	1,071,732
10,333	Fairchild Semiconductor International, Inc., Class A*	134,742
10,050	Fidelity National Information Services, Inc.	362,403
7,421	Fiserv, Inc.*	375,132
95,874	Flextronics International Ltd. (Singapore)*	996,131
2,070	Google, Inc., Class A*	1,188,780
4,915	Harris Corp.	265,557
5,056	Hewitt Associates, Inc., Class A*	207,296
110,784	Hewlett-Packard Co.	5,134,838
51,690	Ingram Micro, Inc., Class A*	879,247
8,852	Insight Enterprises, Inc.*	106,755
13,951	Integrated Device Technology, Inc.*	149,136
275,360	Intel Corp.	6,129,514
58,104	International Business Machines Corp.	7,013,153
3,852	International Rectifier Corp.*	87,672
5,741	Intersil Corp., Class A	153,400
10,855	Intuit, Inc.*	292,759
7,810	Iron Mountain, Inc.*	214,541
27,861	Jabil Circuit, Inc.	303,128
15,957	Juniper Networks, Inc.*	440,732
6,443	KLA-Tencor Corp.	281,430
3,628	Lam Research Corp.*	148,168
10,574	Lexmark International, Inc., Class A*	331,918
7,170	Linear Technology Corp.	250,663
36,588	LSI Corp.*	226,846
16,454	Marvell Technology Group Ltd. (Bermuda)*	213,079
1,346	Mastercard, Inc., Class A	374,403
4,302	McAfee, Inc.*	143,042
1,461	MEMC Electronic Materials, Inc.*	91,999
8,596	Metavante Technologies, Inc.*	202,608
1,202	Mettler Toledo International, Inc.*	114,503
6,505	Microchip Technology, Inc.	239,059
93,838	Micron Technology, Inc.*	724,429
514,710	Microsoft Corp.	14,679,528
4,740	Molex, Inc.	134,521
3,967	Molex, Inc., Class A	102,825
235,708	Motorola, Inc.	2,347,652
12,638	National Semiconductor Corp.	257,689
17,307	NCR Corp.*	426,271
9,274	NetApp, Inc.*	224,431
6,475	Novellus Systems, Inc.*	141,544
11,095	NVIDIA Corp.*	228,002
120,673	Oracle Corp.*	2,516,032
12,857	Paychex, Inc.	467,609
7,998	Perot Systems Corp., Class A*	125,089
37,859	QUALCOMM, Inc.	1,635,130
22,239	SAIC, Inc.*	422,541
15,395	SanDisk Corp.*	417,051
288,756	Sanmina-SCI Corp.*	447,572

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
30,924	Seagate Technology (Cayman Islands)	$583,536
76,376	Spansion, Inc., Class A*	252,041
45,235	Sun Microsystems, Inc.*	708,380
48,854	Symantec Corp.*	841,266
3,241	SYNNEX Corp.*	77,395
6,207	Synopsys, Inc.*	143,444
22,110	Tech Data Corp.*	743,117
35,403	Tellabs, Inc.*	182,679
10,104	Teradyne, Inc.*	134,282
44,026	Texas Instruments, Inc.	1,283,798
7,539	Total System Services, Inc.	179,428
32,231	Tyco Electronics Ltd.	1,205,762
63,285	Unisys Corp.*	263,266
41,464	Utstarcom, Inc.*	134,758
11,095	VeriSign, Inc.*	399,975
31,434	Vishay Intertechnology, Inc.*	297,051
9,395	Western Digital Corp.*	272,361
13,428	Western Union (The) Co.	308,844
85,352	Xerox Corp.	1,192,367
9,586	Xilinx, Inc.	237,445
20,432	Yahoo!, Inc.*	560,041
		86,690,247
	Materials—3.7%
19,081	AbitibiBowater, Inc.	188,329
10,279	Air Products & Chemicals, Inc.	1,011,762
2,567	Airgas, Inc.	123,550
4,618	AK Steel Holding Corp.	289,918
2,719	Albemarle Corp.	101,718
57,103	Alcoa, Inc.	1,986,042
2,624	Allegheny Technologies, Inc.	180,610
3,035	AptarGroup, Inc.	133,995
13,154	Ashland, Inc.	697,425
6,746	Ball Corp.	362,800
10,472	Bemis Co., Inc.	275,414
6,403	Cabot Corp.	186,711
1,873	Carpenter Technology Corp.	96,047
6,947	Celanese Corp., Series A	310,878
24,327	Chemtura Corp.	168,343
9,288	Commercial Metals Co.	289,228
14,125	Crown Holdings, Inc.*	379,115
2,848	Cytec Industries, Inc.	168,060
43,579	Domtar Corp.*	260,167
96,784	Dow Chemical (The) Co.	3,885,877
63,880	E.I. du Pont de Nemours & Co.	3,124,370
7,554	Eastman Chemical Co.	555,219
7,833	Ecolab, Inc.	360,005
2,747	FMC Corp.	172,457
7,353	Freeport-McMoRan Copper & Gold, Inc., Class B	836,404
22,144	Graphic Packaging Holding Co.*	62,003

See Notes to Financial Statements.

35

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,641	Greif, Inc., Class A	$106,009
174	Greif, Inc., Class B	9,899
7,731	Hercules, Inc.	145,343
19,348	Huntsman Corp.	435,137
4,385	International Flavors & Fragrances, Inc.	200,000
56,513	International Paper Co.	1,478,945
21,780	Louisiana-Pacific Corp.	250,688
4,452	Lubrizol (The) Corp.	259,641
1,741	Martin Marietta Materials, Inc.	190,431
23,404	MeadWestvaco Corp.	615,525
7,282	Monsanto Co.	830,294
2,158	Mosaic (The) Co.*	264,377
11,529	Nalco Holding Co.	265,052
14,740	Newmont Mining Corp.	651,655
14,254	Nucor Corp.	1,076,177
7,784	Olin Corp.	157,003
6,458	Owens-Illinois, Inc.*	356,159
5,876	Packaging Corp. of America	129,154
9,605	Pactiv Corp.*	228,503
14,414	PPG Industries, Inc.	884,587
10,069	Praxair, Inc.	919,400
3,603	Reliance Steel & Aluminum Co.	218,990
4,918	Rockwood Holdings, Inc.*	181,523
9,822	Rohm & Haas Co.	524,986
10,859	RPM International, Inc.	242,156
5,221	Scotts Miracle-Gro (The) Co., Class A	173,024
11,024	Sealed Air Corp.	278,797
3,551	Sigma-Aldrich Corp.	202,478
2,027	Silgan Holdings, Inc.	107,999
43,813	Smurfit-Stone Container Corp.*	237,905
9,742	Sonoco Products Co.	320,999
2,832	Southern Copper Corp.	325,000
4,562	Steel Dynamics, Inc.	158,986
27,801	Temple-Inland, Inc.	324,438
6,232	United States Steel Corp.	959,416
1,530	Valhi, Inc.	40,713
8,806	Valspar (The) Corp.	193,556
5,081	Vulcan Materials Co.	349,674
2,405	Westlake Chemical Corp.	40,188
26,861	Weyerhaeuser Co.	1,715,881
10,996	Worthington Industries, Inc.	198,038
		32,455,173
	Telecommunication Services—4.1%
8,884	American Tower Corp., Class A*	385,743
358,465	AT&T, Inc.	13,876,179
10,749	CenturyTel, Inc.	348,805
53,059	Citizens Communications Co.	568,792
2,630	Crown Castle International Corp.*	102,176
13,425	Embarq Corp.	558,077
2,921	Leap Wireless International, Inc.*	156,186

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
94,173	Level 3 Communications, Inc.*	$279,694
5,016	NII Holdings, Inc.*	229,432
199,598	Qwest Communications International, Inc.	1,029,926
591,708	Sprint Nextel Corp.	4,727,747
4,290	Telephone & Data Systems, Inc.	164,307
4,691	Telephone & Data Systems, Inc., Special Shares	170,049
4,546	US Cellular Corp.*	250,712
326,350	Verizon Communications, Inc.	12,557,948
15,827	Windstream Corp.	185,809
		35,591,582
	Utilities—5.7%
62,782	AES (The) Corp.*	1,089,896
7,396	AGL Resources, Inc.	251,464
5,229	Allegheny Energy, Inc.	281,320
3,725	ALLETE, Inc.	155,593
11,870	Alliant Energy Corp.	447,143
25,864	Ameren Corp.	1,173,191
45,260	American Electric Power Co., Inc.	2,019,954
6,690	Aqua America, Inc.	123,297
13,140	Atmos Energy Corp.	363,715
6,952	Avista Corp.	142,725
3,587	Black Hills Corp.	139,929
46,875	CenterPoint Energy, Inc.	713,438
5,590	Cleco Corp.	134,216
30,033	CMS Energy Corp.	437,881
34,102	Consolidated Edison, Inc.	1,418,643
10,546	Constellation Energy Group, Inc.	892,719
58,544	Dominion Resources, Inc.	2,540,224
7,330	DPL, Inc.	203,994
24,272	DTE Energy Co.	978,404
183,973	Duke Energy Corp.	3,368,546
31,973	Dynegy, Inc., Class A*	275,607
25,429	Edison International	1,326,631
2,646	Energen Corp.	180,563
20,184	Energy East Corp.	460,195
12,885	Entergy Corp.	1,479,971
3,392	Equitable Resources, Inc.	225,127
32,688	Exelon Corp.	2,794,170
25,843	FirstEnergy Corp.	1,954,765
26,210	FPL Group, Inc.	1,737,461
11,745	Great Plains Energy, Inc.	301,142
11,062	Hawaiian Electric Industries, Inc.	272,678
5,331	IDACORP, Inc.	172,938
6,630	Integrys Energy Group, Inc.	317,511
12,929	MDU Resources Group, Inc.	373,260
12,852	Mirant Corp.*	528,346
6,150	National Fuel Gas Co.	314,757
5,349	New Jersey Resources Corp.	170,366
6,878	Nicor, Inc.	241,555

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
48,843	NiSource, Inc.	$874,290
17,901	Northeast Utilities	471,154
12,772	NRG Energy, Inc.*	561,329
11,984	NSTAR	386,005
11,038	OGE Energy Corp.	360,832
9,811	ONEOK, Inc.	472,105
26,267	Pepco Holdings, Inc.	654,311
37,767	PG&E Corp.	1,510,680
6,858	Piedmont Natural Gas Co., Inc.	180,297
14,599	Pinnacle West Capital Corp.	495,490
16,487	PNM Resources, Inc.	238,897
8,318	Portland General Electric Co.	199,632
21,531	PPL Corp.	1,033,919
35,051	Progress Energy, Inc.	1,471,791
33,484	Public Service Enterprise Group, Inc.	1,470,282
12,814	Puget Energy, Inc.	348,669
5,644	Questar Corp.	350,097
27,635	Reliant Energy, Inc.*	711,325
13,307	SCANA Corp.	524,695
19,645	Sempra Energy	1,113,282
19,446	Sierra Pacific Resources	265,049
70,688	Southern (The) Co.	2,631,714
6,523	Southern Union Co.	167,119
5,815	Southwest Gas Corp.	167,879
27,290	TECO Energy, Inc.	436,913
11,804	UGI Corp.	306,904
5,521	Unisource Energy Corp.	172,476
8,829	Vectren Corp.	249,684
10,812	Westar Energy, Inc.	250,730
6,671	WGL Holdings, Inc.	218,809
9,922	Wisconsin Energy Corp.	470,898
55,899	Xcel Energy, Inc.	1,162,699
		49,933,291
	Total Common Stocks and Other Equity Interests (Cost $958,123,506)	876,755,977
	Money Market Fund—0.2%
1,684,301	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,684,301)	1,684,301
	Total Investments (Cost $959,807,807)—100.2%	878,440,278
	Liabilities in excess of other assets—(0.2%)	(1,476,541)
	Net Assets—100.0%	$876,963,737

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

37

Schedule of Investments

PowerShares NASDAQ NextQ Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—16.9%
558	Central European Media Enterprises Ltd., Class A (Bermuda)*	$59,159
1,279	CROCS, Inc.*	13,059
1,026	Ctrip.com International Ltd. ADR (China)	63,674
1,426	Dollar Tree, Inc.*	45,062
1,790	O'Reilly Automotive, Inc.*	51,677
597	priceline.com, Inc.*	76,201
2,101	Ross Stores, Inc.	70,362
2,576	Urban Outfitters, Inc.*	88,228
		467,422
	Energy—2.4%
2,389	Patterson-UTI Energy, Inc.	66,749
	Health Care—36.1%
1,510	BioMarin Pharmaceutical, Inc.*	55,055
1,247	Cerner Corp.*	57,699
2,080	Endo Pharmaceuticals Holdings, Inc.*	51,646
837	Gen-Probe, Inc.*	47,173
945	Idexx Laboratories, Inc.*	50,274
864	Illumina, Inc.*	67,297
1,339	ImClone Systems, Inc.*	62,464
717	Invitrogen Corp.*	67,090
5,038	Millennium Pharmaceuticals, Inc.*	125,295
859	Onyx Pharmaceuticals, Inc.*	30,202
1,444	Perrigo Co.	59,190
1,851	Pharmaceutical Product Development, Inc.	76,668
2,988	Qiagen N.V. (Netherlands)*	66,363
1,737	Sepracor, Inc.*	37,432
987	Shire PLC ADR (United Kingdom)	54,226
605	Techne Corp.*	43,875
1,314	VCA Antech, Inc.*	42,534
		994,483
	Industrials—16.4%
1,443	BE Aerospace, Inc.*	58,239
581	Bucyrus International, Inc., Class A	73,166
1,367	Copart, Inc.*	55,869
634	DryShips, Inc. (Greece)	52,305
1,934	J.B. Hunt Transport Services, Inc.	65,698
814	Landstar System, Inc.	42,295
666	Lincoln Electric Holdings, Inc.	50,816
618	Sunpower Corp., Class A*	53,933
		452,321
	Information Technology—21.4%
1,215	Ansys, Inc.*	48,879
1,529	ASML Holding N.V. (Netherlands)	43,362
5,832	Brocade Communications Systems, Inc.*	41,757
568	Equinix, Inc.*	51,359
2,129	FLIR Systems, Inc.*	73,090
1,965	Intersil Corp., Class A	52,505
476	Itron, Inc.*	44,306

Number of Shares		Value
	Common Stocks (Continued)
3,242	Nuance Communications, Inc.*	$65,748
2,195	Synopsys, Inc.*	50,726
2,234	Telefonaktiebolaget LM Ericsson ADR (Sweden)	56,341
1,879	Trimble Navigation Ltd.*	61,612
		589,685
	Materials—3.1%
1,253	Pan American Silver Corp. (Canada)*	41,976
979	Randgold Resources Ltd. ADR (Channel Islands)	44,564
		86,540
	Telecommunication Services—3.6%
1,682	SBA Communications Corp., Class A*	54,396
2,278	Time Warner Telecom, Inc., Class A*	44,649
		99,045
	Total Common Stocks (Cost $2,627,589)	2,756,245
	Money Market Fund—0.1%
2,952	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,952)	2,952
	Total Investments (Cost $2,630,541)—100.0%	2,759,197
	Liabilities in excess of other assets—(0.0%)	(1,079)
	Net Assets—100.0%	$2,758,118

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

38

Statements of Assets and Liabilities

April 30, 2008

	PowerShares Dynamic MagniQuant Portfolio	PowerShares Dynamic Market Portfolio	PowerShares Dynamic OTC Portfolio	PowerShares FTSE RAFI US 1000 Portfolio	PowerShares NASDAQ NextQ Portfolio
ASSETS:
Investments at value	$62,976,933	$621,488,061	$96,059,319	$878,440,278	$2,759,197
Cash	—	—	209,926	—	—
Receivables:
Dividends	12,409	279,703	5,328	873,448	1,034
Expense waivers due from Adviser	—	—	3,329	—	—
Investments sold	—	4,865,902	2,361,897	2,768,732	390,275
Total Assets	62,989,342	626,633,666	98,639,799	882,082,458	3,150,506
LIABILITIES:
Due to custodian	204,841	711,419	—	181,560	760
Payables:
Investments purchased	—	—	—	4,377,029	389,707
Shares repurchased	—	4,849,666	2,362,094	—	—
Expense recapture due to Adviser	10,237	—	—	—	—
Accrued advisory fees	26,080	254,130	39,689	355,992	1,921
Accrued expenses	47,786	115,882	51,468	204,140	—
Total Liabilities	288,944	5,931,097	2,453,251	5,118,721	392,388
NET ASSETS	$62,700,398	$620,702,569	$96,186,548	$876,963,737	$2,758,118
NET ASSETS CONSIST OF:
Shares of beneficial interest	$74,618,420	$805,441,238	$152,858,268	$974,007,158	$2,641,030
Undistributed net investment income	—	260,485	—	3,869,539	2,563
Accumulated net realized loss on investments	(11,553,122)	(185,165,937)	(55,757,525)	(19,545,431)	(14,131)
Net unrealized appreciation (depreciation) on investments	(364,900)	166,783	(914,195)	(81,367,529)	128,656
Net Assets	$62,700,398	$620,702,569	$96,186,548	$876,963,737	$2,758,118
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,500,000	12,900,000	2,050,000	15,900,000	100,000
Net asset value	$25.08	$48.12	$46.92	$55.15	$27.58
Investments at cost	$63,341,833	$621,321,278	$96,973,514	$959,807,807	$2,630,541

See Notes to Financial Statements.

39

Statements of Operations

	PowerShares Dynamic MagniQuant Portfolio	PowerShares Dynamic Market Portfolio	PowerShares Dynamic OTC Portfolio	PowerShares FTSE RAFI US 1000 Portfolio	PowerShares NASDAQ NextQ Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	For the Period April 1, 2008* Through April 30, 2008
INVESTMENT INCOME:
Unaffiliated dividend income	$1,004,580	$10,564,925	$514,843	$22,929,822	$4,484
Affiliated money market dividend income	—	11,254	—	89,786	—
Foreign withholding taxes	—	—	—	(4,170)	—
Total Income	1,004,580	10,576,179	514,843	23,015,438	4,484
EXPENSES:
Advisory fees	417,512	4,065,649	680,569	5,311,535	1,921
Accounting & Administration fees	74,658	234,684	80,738	305,049	—
Sub-licensing	41,751	243,939	40,834	1,062,306	—
Offering costs	17,886	—	—	—	—
Audit	15,848	15,848	15,848	15,848	—
Custodian & transfer agent fees	7,636	47,275	11,258	59,254	—
Trustees	6,840	27,240	8,076	33,795	—
Printing	2,249	27,192	2,101	45,661	—
Legal	1,895	34,284	2,428	46,147	—
Registration & filings	249	—	—	3,540	—
Listing fee and expenses	138	9,967	8,652	1,677	—
Other expenses	14,199	62,139	18,408	70,443	—
Total Expenses	600,861	4,768,217	868,912	6,955,255	1,921
(Waivers) and/or Recapture	(40,209)	(48,609)	(66,557)	118,831	—
Net Expenses	560,652	4,719,608	802,355	7,074,086	1,921
Net Investment Income (Loss)	443,928	5,856,571	(287,512)	15,941,352	2,563
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(10,685,671)	(78,624,592)	(16,773,473)	(18,838,075)	(14,131)
In-kind redemptions	4,919,417	66,200,285	7,886,782	55,026,135	86,234
Net realized gain (loss)	(5,766,254)	(12,424,307)	(8,886,691)	36,188,060	72,103
Net change in unrealized appreciation/ depreciation on investments	(3,680,252)	(71,794,455)	(11,624,860)	(145,734,972)	128,656
Net realized and unrealized gain (loss) on investments	(9,446,506)	(84,218,762)	(20,511,551)	(109,546,912)	200,759
Net increase (decrease) in net assets resulting from operations	$(9,002,578)	$(78,362,191)	$(20,799,063)	$(93,605,560)	$203,322

*  Commencement of Investment Operations.

See Notes to Financial Statements.

40

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Statements of Changes in Net Assets

	PowerShares Dynamic MagniQuant Portfolio		PowerShares Dynamic Market Portfolio
	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$443,928	$303,423	$5,856,571	$8,003,691
Net realized gain (loss) on investments	(5,766,254)	1,471,982	(12,424,307)	66,688,243
Net change in unrealized appreciation/depreciation of investments	(3,680,252)	3,315,352	(71,794,455)	29,944,772
Net increase (decrease) in net assets resulting from operations	(9,002,578)	5,090,757	(78,362,191)	104,636,706
Undistributed net investment income (loss) included in the price of units issued and redeemed	7,967	34,154	(101,862)	4,323
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(640,462)	(106,889)	(7,990,684)	(6,116,430)
Return of capital	(18,785)	—	—	—
Total distributions	(659,247)	(106,889)	(7,990,684)	(6,116,430)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	132,508,418	118,994,387	1,125,461,970	1,426,914,403
Value of shares repurchased	(141,415,198)	(42,709,252)	(1,391,511,138)	(1,471,486,113)
Net income equalization	(7,967)	(34,154)	101,862	(4,323)
Net increase (decrease) in net assets resulting from shares transactions	(8,914,747)	76,250,981	(265,947,306)	(44,576,033)
Increase (Decrease) in Net Assets	(18,568,605)	81,269,003	(352,402,043)	53,948,566
NET ASSETS:
Beginning of period	81,269,003	—	973,104,612	919,156,046
End of period	$62,700,398	$81,269,003	$620,702,569	$973,104,612
Undistributed net investment income at end of period	$—	$196,534	$260,485	$2,394,598
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,900,000	4,500,000	21,800,000	29,700,000
Shares repurchased	(5,300,000)	(1,600,000)	(27,150,000)	(30,650,000)
Shares outstanding, beginning of period	2,900,000	—	18,250,000	19,200,000
Shares outstanding, end of period	2,500,000	2,900,000	12,900,000	18,250,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

42

	PowerShares Dynamic OTC Portfolio		PowerShares FTSE RAFI US 1000 Portfolio		PowerShares NASDAQ NextQ Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007	For the Period April 1, 2008* Through April 30, 2008
OPERATIONS:
Net investment income (loss)	$(287,512)	$(265,225)	$15,941,352	$6,345,432	$2,563
Net realized gain (loss) on investments	(8,886,691)	7,164,567	36,188,060	20,651,459	72,103
Net change in unrealized appreciation/depreciation of investments	(11,624,860)	(5,390,297)	(145,734,972)	61,838,256	128,656
Net increase (decrease) in net assets resulting from operations	(20,799,063)	1,509,045	(93,605,560)	88,835,147	203,322
Undistributed net investment income (loss) included in the price of units issued and redeemed	(18,011)	91,702	(721,388)	2,687,242	(1,245)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(13,733,870)	(4,798,111)	—
Return of capital	(137,064)	—	—	—	—
Total distributions	(137,064)	—	(13,733,870)	(4,798,111)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	238,637,254	259,930,591	359,656,795	1,023,566,925	5,205,900
Value of shares repurchased	(281,113,524)	(324,280,921)	(430,542,238)	(157,298,357)	(2,651,104)
Net income equalization	18,011	(91,702)	721,388	(2,687,242)	1,245
Net increase (decrease) in net assets resulting from shares transactions	(42,458,259)	(64,442,032)	(70,164,055)	863,581,326	2,556,041
Increase (Decrease) in Net Assets	(63,412,397)	(62,841,285)	(178,224,873)	950,305,604	2,758,118
NET ASSETS:
Beginning of period	159,598,945	222,440,230	1,055,188,610	104,883,006	—
End of period	$96,186,548	$159,598,945	$876,963,737	$1,055,188,610	$2,758,118
Undistributed net investment income at end of period	$—	$—	$3,869,539	$1,674,587	$2,563
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,550,000	5,150,000	6,000,000	18,000,000	200,000
Shares repurchased	(5,400,000)	(6,400,000)	(7,400,000)	(2,700,000)	(100,000)
Shares outstanding, beginning of period	2,900,000	4,150,000	17,300,000	2,000,000	—
Shares outstanding, end of period	2,050,000	2,900,000	15,900,000	17,300,000	100,000

43

Financial Highlights

PowerShares Dynamic MagniQuant Portfolio

	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.02	$25.37
Net investment income**	0.14	0.15
Net realized and unrealized gain (loss) on investments	(2.87)	2.55
Total from operations	(2.73)	2.70
Distributions to shareholders from:
Net investment income	(0.20)	(0.05)
Return of capital	(0.01)	—
Total distributions	(0.21)	(0.05)
Net asset value at end of period	$25.08	$28.02
TOTAL RETURN***	(9.81)%	10.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$62,700	$81,269
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.67%	0.67%†
Expenses, prior to Waivers and/or Recapture	0.72%	0.84%†
Net investment income, after Waivers and/or Recapture	0.53%	1.04%†
Portfolio turnover rate ††	76%	23%
Undistributed net investment income included in price of units issued and redeemed**#	$— (a)	$0.02

PowerShares Dynamic Market Portfolio

	Year Ended April 30,				For the Year May 1, 2003* Through
	2008	2007	2006	2005	April 30, 2004
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$53.32	$47.87	$39.11	$35.05	$26.99	†††
Net investment income**	0.37	0.42	0.34	0.26	0.15	†††
Net realized and unrealized gain (loss) on investments	(5.09)	5.35	8.75	4.02	8.09	†††
Total from operations .	(4.72)	5.77	9.09	4.28	8.24	†††
Distributions to shareholders from:
Net investment income	(0.48)	(0.32)	(0.33)	(0.22)	(0.18	)†††
Net asset value at end of period	$48.12	$53.32	$47.87	$39.11	$35.05
TOTAL RETURN***	(8.93)%	12.12%	23.30%	12.23%	30.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted) .	$620,703	$973,105	$919,156	$283,620	$85,946
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.58%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers and/or Recapture	0.59%	0.62%	0.63%	0.70%	1.26%
Net investment income, after Waivers and/or Recapture	0.72%	0.87%	0.76%	0.68%	0.46%
Portfolio turnover rate ††	121%	114%	103%	94%	58%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$— (a)	—	—	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Per share amounts have been adjusted for 4 for 1 stock split.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.
44

Financial Highlights (Continued)

PowerShares Dynamic OTC Portfolio

	Year Ended April 30,				For the Year May 1, 2003* Through
	2008	2007	2006	2005	April 30, 2004
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$55.03	$53.60	$42.38	$36.59	$28.57	†††
Net investment income (loss)**	(0.11)	(0.07)	(0.02)	(0.03)	(0.04	)†††
Net realized and unrealized gain (loss) on investments	(7.94)	1.50	11.30	5.82	8.06	†††
Total from operations	(8.05)	1.43	11.28	5.79	8.02	†††
Distributions to shareholders from:
Net investment income	—	—	(0.02)	—	—
Return of capital	(0.06)	—	(0.04)	—	—
Total distributions	(0.06)	—	(0.06)	—	—
Net asset value at end of period	$46.92	$55.03	$53.60	$42.38	$36.59
TOTAL RETURN***	(14.65)%	2.67%	26.63%	15.81%	28.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$96,187	$159,599	$222,440	$65,747	$34,817
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.59%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers and/or Recapture	0.64%	0.69%	0.69%	1.06%	1.66%
Net investment income (loss), after Waivers and/or Recapture	(0.21)%	(0.15)%	(0.04)%	(0.06)%	(0.10)%
Portfolio turnover rate ††	60%	107%	77%	112%	79%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.03	—	—	—

PowerShares FTSE RAFI US 1000 Portfolio

	Year Ended April 30,		For the Period December 19, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$60.99	$52.44	$49.64
Net investment income**	0.89	0.78	0.24
Net realized and unrealized gain (loss) on investments	(5.96)	8.38	2.68
Total from operations	(5.07)	9.16	2.92
Distributions to shareholders from:
Net investment income	(0.77)	(0.61)	(0.12)
Net asset value at end of period	$55.15	$60.99	$52.44
TOTAL RETURN***	(8.42)%	17.60%	5.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$876,964	$1,055,189	$104,883
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.67%	0.70%	0.76	%†
Expenses, prior to Waivers and/or Recapture	0.66%	0.71%	1.00	%†
Net investment income, after Waivers and/or Recapture	1.50%	1.40%	1.38	%†
Portfolio turnover rate ††	12%	8%	2%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.04)	$0.33	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Per share amounts have been adjusted for 4 for 1 split.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.
45

Financial Highlights (Continued)

PowerShares NASDAQ NextQ Portfolio

	For the Period April 1, 2008* Through April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.77
Net investment income**	0.03
Net realized and unrealized gain on investments	1.78
Total from operations	1.81
Net asset value at end of period	$27.58
TOTAL RETURN***	7.02	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,758
Ratio to average net assets of:
Expenses	0.70	%†
Net investment income	0.93	%†
Portfolio turnover rate ††	15%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was 5.71%.

See Notes to Financial Statements.
46

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of period end, the Trust offers seventy-three portfolios. This report includes the following portfolios:

PowerShares Dynamic MagniQuant Portfolio	"Dynamic MagniQuant Portfolio"

PowerShares Dynamic Market Portfolio	"Dynamic Market Portfolio"

PowerShares Dynamic OTC Portfolio	"Dynamic OTC Portfolio"

PowerShares FTSE RAFI US 1000 Portfolio	"FTSE RAFI US 1000 Portfolio"

PowerShares NASDAQ NextQ Portfolio	"NASDAQ NextQ Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's shares are listed and traded on the American Stock Exchange except for shares of the FTSE RAFI US 1000 Portfolio and NASDAQ NextQ Portfolio. The shares of FTSE RAFI US 1000 Portfolio are listed and traded on the New York Stock Exchange Arca, Inc. ("NYSE Arca"), and the shares of NASDAQ NextQ Portfolio are listed and traded on NASDAQ.

The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Dynamic MagniQuant Portfolio	Top 200 Dynamic IntellidexSM Index

Dynamic Market Portfolio	Dynamic Market IntellidexSM Index

Dynamic OTC Portfolio	Dynamic OTC IntellidexSM Index

FTSE RAFI US 1000 Portfolio	FTSI RAFI US 1000SM Index

NASDAQ NextQ Portfolio	NASDAQ Q-50SM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

based on prices furnished by independent pricing services or market makers. Listed options if no closing price is available, are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

48

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. Other Risk

The Funds may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Funds may tend to be more volatile than other funds, and the value of investments may tend to rise and fall more rapidly.

When investing in securities of a limited number of companies, each investment has a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company adjustments, if any.

The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NASDAQ NextQ Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

49

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

The NASDAQ NextQ Portfolio has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC ("the Adviser") (formerly PowerShares Capital Management LLC). Whereby, the Adviser has agreed to pay substantially all expenses of the NASDAQ NextQ Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees and distribution fees, brokerage expenses, taxes, interest and other extraordinary expenses, if any.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser such that the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for NASDAQ NextQ Portfolio) has agreed to pay an annual fee of 0.50% of the Fund's average daily net assets. The NASDAQ NextQ Portfolio has agreed to pay an annual unitary management fee of 0.70% of average daily net assets and, the Adviser has agreed to pay substantially all expenses of the NASDAQ NextQ Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees and distribution fees, brokerage expenses, taxes, interest and other extraordinary expenses, if any.

The Adviser has entered into an Amended and Restated Excess Expense Agreement "Excess Expense Agreement" with the Trust, under which for the Dynamic MagniQuant Portfolio and the FTSE RAFI 1000 Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until August 30, 2009.

50

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

For the Dynamic MagniQuant Portfolio and the FTSE RAFI US 1000 Portfolio the Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Expense Agreement does not apply to the NASDAQ NextQ Portfolio.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as 'Waivers and/or Recapture'.

During the period ended April 30, 2008, the amount of 'Waivers and/or Recapture' was as follows:

(Waivers) and/or Recapture
Dynamic MagniQuant Portfolio	$(40,209)
Dynamic Market Portfolio	(48,609)
Dynamic OTC Portfolio	(66,557)
FTSE RAFI US 1000 Portfolio	118,831

The net amounts of (Waivers) and/or Recapture are also shown on the Statements of Operations.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2008 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/09	04/30/10	04/30/11
Dynamic MagniQuant Portfolio	$89,347	—	$36,551	$52,796

Distribution Agreement

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (formerly A I M Distributors, Inc.) (the "Distributor") which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

Licensing Fee Agreements

The Adviser has entered into licensing agreements for each Fund with the following Licensor:

Fund	Licensor
Dynamic MagniQuant Portfolio	American Stock Exchange

Dynamic Market Portfolio	American Stock Exchange

Dynamic OTC Portfolio	American Stock Exchange

FTSE RAFI US 1000 Portfolio	FTSE International Ltd.

NASDAQ NextQ Portfolio	The NASDAQ Stock Market, Inc.

The above trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors

51

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Bank of New York, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Federal Income Tax

At April 30, 2008, costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

Dynamic MagniQuant Portfolio	$63,369,531
Dynamic Market Portfolio	621,403,121
Dynamic OTC Portfolio	97,035,279
FTSE RAFI US 1000 Portfolio	961,208,520
NASDAQ NextQ Portfolio	2,630,541

At April 30, 2008, the components of accumulated earnings/loss on a tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Dynamic MagniQuant Portfolio	$—	$(5,211,608)	$(392,598)	$3,748,512	$(4,141,110)	$(5,604,206)
Dynamic Market Portfolio	260,485	(133,307,073)	84,940	31,599,028	(31,514,088)	(132,961,648)
Dynamic OTC Portfolio	—	(44,772,185)	(975,960)	6,076,758	(7,052,718)	(45,748,145)
FTSE RAFI US 1000 Portfolio	3,869,539	(1,193,790)	(82,768,242)	44,591,841	(127,360,083)	(80,092,493)
NASDAQ NextQ Portfolio	2,563	(14,131)	128,656	169,195	(40,539)	117,088

Distributions to Shareholders:

The tax character of distributions paid was as follows:

	Period ended April 30, 2008	Period ended April 30, 2007
	Distributions paid from Ordinary Income	Distributions paid from Ordinary Income
Dynamic MagniQuant Portfolio	$640,462	$106,889
Dynamic Market Portfolio	7,990,684	6,116,430
FTSE RAFI US 1000 Portfolio	13,733,870	4,798,111
	Period ended April 30, 2008	Period ended April 30, 2007
	Distributions paid from Return of Capital	Distributions paid from Return of Capital
Dynamic MagniQuant Portfolio	$18,785	—
Dynamic OTC Portfolio	137,064	—

52

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

At April 30, 2008, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of the capital loss carryforward by any one fund may be limited by federal tax rules. These rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a fund.

	Year of Expiration						Total
	2011	2012	2013	2014	2015	2016	Amount
Dynamic MagniQuant Portfolio	$—	$—	$—	$—	$—	$5,211,608	$5,211,608
Dynamic Market Portfolio	225,469	8,920,879	5,021,729	13,686,812	65,552,628	39,899,556	133,307,073
Dynamic OTC Portfolio	252,044	651,452	5,297,385	5,449,844	21,767,708	11,353,752	44,772,185
FTSE RAFI US 1000 Portfolio	—	—	—	—	44,432	1,149,358	1,193,790
NASDAQ NextQ Portfolio	—	—	—	—	—	14,131	14,131

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

During the period ended April 30, 2008, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Dynamic MagniQuant Portfolio	$6,313,816
Dynamic Market Portfolio	51,777,021
Dynamic OTC Portfolio	10,923,575
FTSE RAFI US 1000 Portfolio	16,950,928

53

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

In order to present shares of beneficial interest and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to shares of beneficial interest, undistributed net investment income or loss and accumulated net realized gain or loss on investments. These differences are primarily due to redemptions-in-kind, investments in partnerships, wash sales, book equalization, and net operating losses, if any. These adjustments have no effect on net assets. For the period ended April 30, 2008, the adjustments were as follows:

	Undistributed Net Investment Income	Accumulated Loss	Shares of Beneficial Interest
Dynamic MagniQuant Portfolio	$10,818	$(4,892,659)	$4,881,841
Dynamic Market Portfolio	101,862	(66,054,856)	65,952,994
Dynamic OTC Portfolio	442,587	(7,785,362)	7,342,775
FTSE RAFI US 1000 Portfolio	708,858	(54,544,488)	53,835,630
NASDAQ NextQ Portfolio	1,245	(86,234)	84,989

Note 5. Investment Transactions

For the period ended April 30, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic MagniQuant Portfolio	$62,936,117	$72,709,910
Dynamic Market Portfolio	977,781,480	1,003,579,628
Dynamic OTC Portfolio	81,741,131	87,148,583
FTSE RAFI US 1000 Portfolio	128,706,161	135,239,049
NASDAQ NextQ Portfolio	401,983	402,613

For the period ended April 30, 2008, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic MagniQuant Portfolio	$129,633,766	$128,773,473
Dynamic Market Portfolio	1,014,767,117	1,256,599,232
Dynamic OTC Portfolio	243,124,794	280,563,863
FTSE RAFI US 1000 Portfolio	353,790,492	414,704,090
NASDAQ NextQ Portfolio	5,206,043	2,649,927

Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 6. Trustees' Fees

The Funds (except for NASDAQ NextQ Portfolio) compensate each Trustee on behalf of the Trust who is not an employee of the Trust or its affiliates. With respect to NASDAQ NextQ Portfolio, the Adviser, as a result of the unitary management fee, compensates each Trustee on behalf of the Fund. Interested Trustees and Officers of the Trust do not receive any Trustees' fees.

54

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

The Trust (has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferred Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the participating trustee is valued as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with withdrawals or with declines in the value of the shares selected.

Note 7. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000 (50,000 for Dynamic Market and Dynamic OTC Portfolios). Only authorized participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not be eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 8. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 9. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has assessed the application of FAS 157 to the Funds and has determined that the adoption of FAS 157 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

55

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2008, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 30, 2008

56

Supplemental Information

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

	Qualified dividend income	Dividends-received deduction
Dynamic MagniQuant Portfolio	100%	100%
Dynamic Market Portfolio	100%	100%
Dynamic OTC Portfolio	0%	0%
FTSE RAFI US 1000 Portfolio	100%	100%
NASDAQ NextQ Portfolio	100%	100%

57

Supplemental Information

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser ("Independent Trustees") and the Trustee who is affiliated with the Adviser ("Management Trustee") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (b. 1958) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	104	None

Marc M. Kole (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President and Controller, Priority Health (September 2005-April 2008); formerly, Interim CFO, Priority Health (July 2006-April 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); formerly Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	104	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

58

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (b. 1963) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Partner, Bell, Boyd & Lloyd LLP (1989-Present)	104	None

Philip M. Nussbaum (b. 1961) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002-August 2003); formerly Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	104	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

59

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Donald H. Wilson (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President, Chief Operating Officer and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (August 2007- Present), formerly, Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006- August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	104	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

60

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (b. 1963)** Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, Invesco PowerShares Capital Management LLC (August 2002- Present); formerly Manager, Nuveen Investments (April 1998- August 2002)	104	None

Availability of Additional Information About Funds' Trustees

The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

61

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (b. 1954) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and Treasurer Since 2006 Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (b. 1965) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel, Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

62

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 18, 2008, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 70 series (the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares FTSE RAFI Basic Materials Sector Portfolio

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

PowerShares FTSE RAFI Consumer Services Sector Portfolio

PowerShares FTSE RAFI Energy Sector Portfolio

PowerShares FTSE RAFI Financials Sector Portfolio

PowerShares FTSE RAFI Health Care Sector Portfolio

PowerShares FTSE RAFI Industrials Sector Portfolio

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares FTSE RAFI Utilities Sector Portfolio

PowerShares Cleantech Portfolio

PowerShares Dynamic Aggressive Growth Portfolio

63

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Deep Value Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares DWA Technical Leaders Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares WilderHill Progressive Energy Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed information on the performance of the Funds and the performance of their benchmark indices. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance and reviewed a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for any tracking error for certain of the Funds, which the Adviser then applied to its analysis of the tracking error between the underlying index and the performance of each Fund. The Trustees noted that, in each case, the correlation and tracking error was within the range set forth in the registration statement. The Trustees also concluded that each of the Funds is correlated to its underlying index and that the tracking error for each Fund was within a reasonable range in that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees found that the nature and extent of services provided to the Funds under the Investment Advisory Agreement are appropriate and that the quality is good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and the advisory fee, as compared to three categories of comparable funds selected by Lipper Inc., an independent source: exchange-traded index funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Adviser supplemented the information

64

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees noted that the annual advisory fee charged to the Funds was identical (0.50% of average net assets), except for the advisory fee for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio (for each of which the annual advisory fee was 0.40% of average net assets), and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees and offering costs (for all Funds other than the initial two Funds, the PowerShares Dynamic OTC Portfolio and the PowerShares Dynamic Market Portfolio), brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets (0.50% of average net assets for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio) at least until April 30, 2009. The Trustees noted that the Adviser represented that it does not provide investment management services to clients other than the Trust and other exchange-traded funds overseen by the Board. The Trustees noted that the advisory fees were at the higher end of the ETF peer funds, but were lower than the median of the open-end actively-managed peer funds. The Trustees determined that the advisory fees were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratios were at the higher end of the ETF peer funds, but were generally lower than the median of the expense ratios of the open-end (non-ETF) index peer funds and the median of the open-end actively-managed peer funds. The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds. The Board concluded that the advisory fee and expense ratio of each Fund are competitive and that the advisory fee for each Fund is reasonable and appropriate in amount in light of the quality of services provided and the expense cap in place.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to each Fund. The Trustees concluded that the profitability to the Adviser of the advisory services provided to the Funds is not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio, expense limitation agreed to by the Adviser and whether the investment process produced economies of scale. The Trustees noted that certain fixed costs associated with the management of the Funds are being reduced on a per-Fund basis as additional Funds are added, and that the gradual reduction of the per-Fund cost enabled the Adviser to operate some of the Funds under the expense cap, which potentially would lower the costs to shareholders. The Trustees noted that the Excess Expense Agreement with the Trust provided that the Adviser was entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the expense cap for a period of three years

65

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its expense cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

66

Board Considerations Regarding Approval of Investment
Advisory Agreement for the PowerShares NASDAQ NextQ
Portfolio

At a meeting held on October 2, 2007, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between PowerShares Capital Management LLC (the "Adviser") and the Trust for the PowerShares NASDAQ NextQ Portfolio (the "Fund").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) since Fund performance was not available, the correlation and tracking error between the indices tracked by other exchange-traded funds ("ETFs") for which the Adviser serves as such and those funds' performance, (iii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iv) the extent to which economies of scale may be realized as the Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser, information describing the Adviser's current organization and projected staffing, and the background and experience of the persons responsible for the day-to-day management of the Fund, and considered the quality of services provided by the Adviser to other ETFs. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund's administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Fund.

Based on their review, the Trustees concluded that the nature and extent of services to be provided by the Adviser to the Fund were appropriate and that the quality was expected to be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund's expected total expense ratio and proposed advisory fee, as compared to information prepared by Lipper Inc., an independent source, on expense ratios and advisory fees of a broad universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees also considered data from an August 2007 report by Morgan Stanley, Inc. showing average expense ratios for various types of ETFs and open-end funds, including index funds. The Trustees noted that the annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser agreed to pay all expenses of the Fund except brokerage commissions and other trading expenses, taxes and extraordinary expenses. The Trustees noted that the advisory fees were generally at the higher end of the ETF universe, but were generally lower than fees for open-end (non-ETF) funds and closed-end funds, and were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that some of the

67

Board Considerations Regarding Approval of Investment
Advisory Agreement for the PowerShares NASDAQ NextQ
Portfolio (Continued)

higher advisory fees were attributable to higher license fees payable out of the unitary fee charged to the Funds. The Board noted that the Advisor represented that the advisory fees were competitive with those of their ETF peers. The Board concluded that the advisory fee and expected total expense ratio of each Fund are reasonable and appropriate in amount in light of the quality of services expected to be provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser as investment adviser to the other ETFs, as well as the fees waived and expenses reimbursed by the Adviser for those ETFs. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to those ETFs. The Trustees noted the Adviser's statement that its costs of managing those ETFs generally exceeded the amount payable as management fees under the investment advisory agreement for those funds. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable in comparison with the costs of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as the Fund and other series of the Trust grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that certain fixed costs associated with the management of the Fund can be reduced on a per-fund basis, and that although such economies would be enjoyed by the Adviser, a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

68

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit our website invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-AR-2

2008 Annual Report to Shareholders

30 April 2008

PowerShares Dynamic Aggressive Growth Portfolio

PowerShares Dynamic Deep Value Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares FTSE NASDAQ Small Cap Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Zacks Small Cap Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	32

Frequency Distribution of Discounts & Premiums	34

Fees and Expenses	36

Style Portfolios

Schedules of Investments

PowerShares Dynamic Aggressive Growth Portfolio	38

PowerShares Dynamic Deep Value Portfolio	40

PowerShares Dynamic Large Cap Growth Portfolio	42

PowerShares Dynamic Large Cap Portfolio	43

PowerShares Dynamic Large Cap Value Portfolio	45

PowerShares Dynamic Mid Cap Growth Portfolio	46

PowerShares Dynamic Mid Cap Portfolio	47

PowerShares Dynamic Mid Cap Value Portfolio	49

PowerShares Dynamic Small Cap Growth Portfolio	51

PowerShares Dynamic Small Cap Portfolio	53

PowerShares Dynamic Small Cap Value Portfolio	56

PowerShares FTSE NASDAQ Small Cap Portfolio	58

PowerShares Zacks Micro Cap Portfolio	70

PowerShares Zacks Small Cap Portfolio	75

Statements of Assets and Liabilities	78

Statements of Operations	80

Statements of Changes in Net Assets	82

Financial Highlights	87

Notes to Financial Statements	94

Report of Independent Registered Public Accounting Firm	106

Supplemental Information	107

Information about Advisory Agreements	113

To My Fellow Investors,

It gives me great pleasure to report on the state of your investment in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in Invesco PowerShares Capital Management LLC.

Invesco PowerShares has accomplished a number of corporate and industry achievements in 2007. Some of the most notable successes over the past 12 months are that PowerShares:

•  Was the first to receive approval from the SEC to operate actively managed equity and fixed-income ETFs.

•  Launched our initial group of international ETFs, which invest directly in securities listed on foreign exchanges. As of April 30, 2008, we had 17 ETFs allowing investors to invest across a wide geographic range.

•  Brought out the markets only ETFs investing in insured municipal bonds. These three ETF's were part of our initial entry into the Fixed Income portion of the investment spectrum.

•  Further enhanced our reputation as one of the leading innovators in the ETF marketplace when the PowerShares S&P Buy-Write Portfolio was awarded the most innovative new ETF for 2007.

•  Expanded our global footprint with the introduction of 14 PowerShares ETFs listed on four major stock exchanges across Europe (London, Milan, Frankfurt and Paris).

•  Launched the PowerShares India Portfolio, one of the first ETFs to provide U.S. investors with direct access to securities listed on the India stock exchange.

Another milestone of the past year was the adoption of our new name, Invesco PowerShares – in short, we have a new corporate name. Invesco PowerShares represents the strength of global diversification you get through the combination of Invesco's worldwide resources and PowerShares' market leading ETF capabilities. As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities, a presence in 12 countries and $500 billion in assets under management globally at the end of 2007.

While our name has changed and we have a new corporate logo, our goal of delivering the highest quality investment management available in the ETF structure has not changed and all of the names of your funds and their trading symbols remain the same – as do all of our telephone contact numbers. All of us at Invesco PowerShares will continue to strive to provide you with compelling investment solutions and high-quality customer service. Regardless of market conditions, Invesco PowerShares will hold true to its mission: seeking to build financial security for investors.

Best regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

The Market Environment

Although the benchmark S&P500 index hit an all-time high in October, 2007, it capitulated as the subprime mortgage crisis began to negatively affect the balance sheets of major U.S. financial institutions. As a result, volatility (as measured by the CBOE "VIX" index) increased by 46.2% during the April 30, 2007 to April 30, 2008 reporting period. Another dramatic rise over the same timeframe was the price of crude oil, which rallied 72.7%. U.S. economic growth began to slow significantly in Q1 2008, leading to recession concerns addressed by the Federal Reserve Bank through aggressive monetary policy easing (the Fed Fund target rate was cut by 2.25% in 2008). The combination of lower short-term U.S. interest rates and the recycling of petrodollars into European banks caused the U.S. dollar to weaken versus all G7 currencies for the year ended April 30, 2008.

By March, 2008, even the AAA-rated monoline bond insurers succumbed to the U.S. credit crunch. Bond insurer ratings downgrades led to huge displacements within the municipal bond market. An impending liquidity crisis was quelled in mid-March by the Fed via the creation of a $200bn lending facility and the approval of Bear Stearns' sale to JP Morgan. Along with the restoration of confidence in the U.S. financial system came a respectable April rally in the U.S. equity market, leaving the S&P500 with a yearly total return of -4.68% over the reporting period while the DJIA was 0.47% and the NASDAQ-100 was +3.18%. For the same period, the Lehman Brothers U.S. Aggregate Total Return bond index was 6.87%.

Manager's Analysis

PowerShares Dynamic Aggressive Growth Portfolio (ticker: PGZ)

The PowerShares Dynamic Aggressive Growth Portfolio is based on the Dynamic Aggressive Growth IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The PowerShares Dynamic Aggressive Growth Portfolio posted a -2.73% return over the reporting period. During the last year, growth stocks have outperformed value stocks as investors migrated to larger cap stocks with future. Value stocks within the industrials and energy sectors contributed positively to the funds performance. Foster Wheeler Ltd., McDermott International and HIS, Inc. were some of the largest contributors. Stock selection within information technology and poor allocation within health care contributed negatively to the funds overall performance for the period.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Information Technology	29.1
Health Care	24.4
Industrials	18.6
Consumer Discretionary	17.2
Energy	6.4
Financials	3.3
Materials	1.0
Other	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Mid-Cap Growth	50.2
Small-Cap Growth	32.8
Large-Cap Growth	17.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Millennium Pharmaceuticals, Inc.	1.7
Sohu.com, Inc.	1.4
Mastercard, Inc., Class A	1.4
Corinthian Colleges, Inc.	1.3
Apple, Inc.	1.3
Massey Energy Co.	1.3
Ansoft Corp.	1.3
GameStop Corp., Class A	1.2
DeVry, Inc.	1.2
Amphenol Corp., Class A	1.2
Total	13.3

Manager's Analysis (Continued)

PowerShares Dynamic Aggressive Growth Portfolio (ticker: PGZ)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Aggressive Growth IntellidexSM Index	-1.88	3.19	4.38
Russell 3000® Growth Index	-0.79	3.27	4.49
S&P 500® Pure Growth Index	-3.17	1.72	2.36

Fund

NAV Return	-2.73	2.36	3.22
Share Price Return	-2.77	2.32	3.18

Fund Inception: 20 December 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 2.37%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.86% while the Fund's gross total operating expense ratio was 1.94%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 3000® Growth Index and the S&P 500® Pure Growth Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,936 and 154, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Deep Value Portfolio (ticker: PVM)

The PowerShares Dynamic Deep Value Portfolio is based on the Dynamic Deep Value IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The PowerShares Dynamic Deep Value Portfolio posted a -8.05% return as value stocks underperformed growth for the reporting period. While value stocks had done well in previous years, they have pulled back during the most recent reporting period. Financials, consumer discretionary and telecommunication services led to the Fund's underperformance. Energy was the leader as it contributed the most to the Fund's performance. Hess Corporation, Apache Corporation and Occidental Petroleum were the leaders within energy while XL Capital, United America Indemnity Ltd. And Delphi Financial Group was the laggards leading to the underperformance within financials.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	40.1
Information Technology	12.1
Energy	10.8
Consumer Discretionary	9.5
Utilities	9.2
Industrials	7.9
Consumer Staples	5.7
Telecommunication Services	3.8
Health Care	0.9
Money Market Fund	1.9
Other	(1.9)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Mid-Cap Value	38.1
Large-Cap Value	29.5
Small-Cap Value	28.2
Small-Cap Growth	2.3
Mid-Cap Growth	1.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Safeco Corp.	1.4
Plantronics, Inc.	1.3
Lufkin Industries, Inc.	1.3
EarthLink, Inc.	1.2
Rent-A-Center, Inc.	1.2
Westamerica Bancorp	1.2
Autoliv, Inc.	1.2
Stone Energy Corp.	1.2
Helmerich & Payne, Inc.	1.2
Ryder System, Inc.	1.1
Total	12.3

Manager's Analysis (Continued)

PowerShares Dynamic Deep Value Portfolio (ticker: PVM)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Deep Value IntellidexSM Index	-7.31	-1.41	-1.92
Russell 3000® Value Index	-9.49	-3.79	-5.14
S&P 500® Pure Value Index	-18.20	-8.87	-11.91

Fund

NAV Return	-8.05	-2.14	-2.90
Share Price Return	-8.34	-2.36	-3.20

Fund Inception: 20 December 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 2.03%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.82% while the Fund's gross total operating expense ratio was 1.65%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 3000® Value Index and the S&P 500® Pure Value Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,896 and 138, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Large Cap Growth Portfolio (ticker: PWB)

The PowerShares Dynamic Large Cap Growth Portfolio is based on the Dynamic Large Cap Growth IntellidexSM Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Large Cap Growth Portfolio posted a return of -0.56% over the reporting period. During this time, growth stocks outperformed value stocks. The Fund behaved accordingly given these conditions underperformed the general market. Materials were the leading sector for the Fund with Monsanto and Mosaic contributing significantly to the Fund's performance. Consumer discretionary and health care contributed the most underperformance for the fund during the year with Schering-Plough being the largest laggard.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Information Technology	38.9
Health Care	18.4
Consumer Discretionary	9.4
Materials	7.6
Industrials	7.1
Consumer Staples	6.2
Financials	4.5
Utilities	4.1
Energy	3.7
Money Market Fund	0.1
Other	0.0

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Growth	96.1
Large-Cap Value	2.8
Mid-Cap Growth	1.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Apple, Inc.	4.4
Google, Inc., Class A	3.9
Schlumberger Ltd.	3.7
Intel Corp.	3.5
Oracle Corp.	3.5
Cisco Systems, Inc.	3.3
Microsoft Corp.	3.3
QUALCOMM, Inc.	3.2
Procter & Gamble (The) Co.	3.2
Medtronic, Inc.	3.1
Total	35.1

Manager's Analysis (Continued)

PowerShares Dynamic Large Cap Growth Portfolio (ticker: PWB)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†		Fund Inception
	1 Year	3 Year	Avg. Ann.†	Cumulative
Dynamic Large Cap Growth IntellidexSM Index	0.09	7.90	5.86	19.77
Russell 1000® Growth Index	-0.23	8.86	6.89	23.51
S&P Citigroup Large Cap Growth Index	-0.42	7.63	5.83	19.67

Fund

NAV Return	-0.56	7.21	5.16	17.24
Share Price Return	-0.58	7.20	5.10	17.04

Fund Inception: 3 March 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 30, 2009, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.68%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 0.60%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 1000® Growth Index and the S&P Citigroup Large Cap Growth Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 691 and 318, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Large Cap Portfolio (ticker: PJF)

The PowerShares Dynamic Large Cap Portfolio is based on the Dynamic Large Cap IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The PowerShares Dynamic Large Cap Portfolio posted a -3.26% return during the reporting period. During the year, large cap stocks have outperformed the mid cap and small cap peers as the fears of a recession and global economic slowdown lead investors to larger, more stable companies. Good stock selection within the energy and materials sectors boosted the fund's performance. Within energy, Hess, Occidental Petroleum, Chevron, and Exxon Mobil contributed positive to the overall performance. Financials, healthcare and consumer discretionary hurt the Funds performance. An overweight position in Merrill Lynch and Goldman Sachs contributed to the Fund's underperformance.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Information Technology	19.7
Health Care	15.4
Industrials	12.9
Financials	11.6
Energy	11.2
Consumer Discretionary	10.5
Consumer Staples	9.0
Utilities	5.2
Telecommunication Services	3.5
Materials	0.8
Money Market Fund	0.6
Other	(0.4)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Growth	51.2
Large-Cap Value	47.5
Mid-Cap Value	0.7
Mid-Cap Growth	0.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Apple, Inc.	2.3
Schlumberger Ltd.	1.9
American Express Co.	1.8
Intel Corp.	1.8
AT&T, Inc.	1.8
Chevron Corp.	1.8
Oracle Corp.	1.8
McDonald's Corp.	1.8
Johnson & Johnson	1.8
Occidental Petroleum Corp.	1.7
Total	18.5

Manager's Analysis (Continued)

PowerShares Dynamic Large Cap Portfolio (ticker: PJF)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Large Cap IntellidexSM Index	-2.54	3.58	5.10
S&P 100® Index	-3.64	1.38	1.96
Russell Top 200® Index	-3.87	1.65	2.34

Fund

NAV Return	-3.26	2.85	4.04
Share Price Return	-3.38	2.74	3.89

Fund Inception: 1 December 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.96%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.73% while the Fund's gross total operating expense ratio was 1.38%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 100® Index and the Russell Top 200® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100 and 205, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Large Cap Value Portfolio (ticker: PWV)

The PowerShares Dynamic Large Cap Value Portfolio is based on the Dynamic Large Cap Value IntellidexSM Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Large Cap Value Portfolio underperformed over the reporting period down -4.78% due to value underperforming growth for the year. The fund did well against its peers the Russell 1000 Value Index, down 8.97%, and the S&P Large Cap Value Index, down 8.76%. Energy was the second largest sector by weight and was the leading contributor to the Fund's performance with Chevron, Hess, Occidental Petroleum, Exxon Mobil and Apache leading the way. As energy prices continued to rise throughout the year, these stocks performed well. Financials were the most heavily weighted sector and the largest laggard as the entire sector was down sharply as Morgan Stanley, AIG, Citigroup and Bank of America being the biggest underperformers. The subprime crisis which started in 2007 and continued into 2008 took its toll on all financials as the economy slowed and many feared a recession.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	32.7
Energy	17.5
Health Care	10.0
Consumer Staples	9.8
Telecommunication Services	7.0
Consumer Discretionary	6.3
Information Technology	6.1
Utilities	5.8
Industrials	4.6
Money Market Fund	0.1
Other	0.1

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	96.1
Large-Cap Growth	3.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
JPMorgan Chase & Co.	3.8
Goldman Sachs Group (The), Inc.	3.6
AT&T, Inc.	3.6
Chevron Corp.	3.6
McDonald's Corp.	3.5
Johnson & Johnson	3.5
Exxon Mobil Corp.	3.5
Verizon Communications, Inc.	3.4
International Business Machines Corp.	3.4
ConocoPhillips	3.3
Total	35.2

Manager's Analysis (Continued)

PowerShares Dynamic Large Cap Value Portfolio (ticker: PWV)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†		Fund Inception
	1 Year	3 Year	Avg. Ann.†	Cumulative
Dynamic Large Cap Value IntellidexSM Index	-4.17	12.63	10.84	38.56
Russell 1000® Value Index	-8.97	8.36	6.62	22.53
S&P Citigroup Large Cap Value Index	-8.76	8.81	6.80	23.19

Fund

NAV Return	-4.78	11.88	10.14	35.68
Share Price Return	-5.28	11.65	9.91	34.84

Fund Inception: 3 March 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 30, 2009, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.66%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 0.59%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 1000® Value Index and the S&P Citigroup Large Cap Value Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 617 and 346, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Mid Cap Growth Portfolio (ticker: PWJ)

The PowerShares Dynamic Mid Cap Growth Portfolio is based on the Dynamic Mid Cap Growth IntellidexSM Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Mid Cap Growth Portfolio performed the best of the three PowerShares growth funds, posting a solid 5.70% return for the reporting period. The highest contributing sector was industrials with Fluor Corporation and C.H. Robinson Worldwide making solid contributions. An underweight in Energy and positive stock selection in financials also contributed to the Funds positive returns. Telecommunication services contributed significantly to the Fund's underperformance with U.S. Cellular being the Fund's largest laggard.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Information Technology	33.0
Industrials	19.1
Energy	12.2
Health Care	11.2
Consumer Discretionary	10.6
Utilities	6.5
Financials	5.2
Consumer Staples	1.0
Materials	0.6
Telecommunication Services	0.5
Other	0.1

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Mid-Cap Growth	76.8
Large-Cap Growth	18.8
Small-Cap Growth	2.3
Mid-Cap Value	2.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
GameStop Corp.	3.8
Amphenol Corp.	3.7
CH Robinson Worldwide, Inc.	3.6
Autodesk, Inc.	3.6
FMC Technologies, Inc.	3.5
Cameron International Corp.	3.4
Paychex, Inc.	3.4
Noble Corp.	3.4
Reliant Energy, Inc.	3.3
NetApp, Inc.	3.3
Total	35.0

Manager's Analysis (Continued)

PowerShares Dynamic Mid Cap Growth Portfolio (ticker: PWJ)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†		Fund Inception
	1 Year	3 Year	Avg. Ann.†	Cumulative
Dynamic Mid Cap Growth IntellidexSM Index	6.37	18.07	14.30	52.72
Russell Mid Cap Growth Index	-1.93	11.81	9.06	31.63
S&P Citigroup Mid Cap Growth Index	2.02	11.83	9.07	31.68

Fund

NAV Return	5.70	17.26	13.55	49.40
Share Price Return	5.75	17.27	13.50	49.25

Fund Inception: 3 March 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 30, 2009, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.72%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 0.60%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell Mid Cap Growth Index and the S&P Citigroup Mid Cap Growth Index are unmanaged indices used as a measurements of change in stock market conditions based on the average performance of approximately 548 and 258, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Mid Cap Portfolio (ticker: PJG)

The PowerShares Dynamic Mid Cap Portfolio is based on the Dynamic Mid Cap IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The PowerShares Dynamic Mid Cap Portfolio posted an -8.54% return for the reporting period. Positive stock selection within industrials contributed positively to the Fund's performance. Consumer discretionary, financials and telecommunication services were the laggards for the reporting period as poor allocation within sectors contributed to Fund's underperformance.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Information Technology	21.6
Industrials	21.5
Financials	11.9
Consumer Discretionary	9.5
Energy	7.9
Health Care	7.9
Consumer Staples	7.3
Materials	4.6
Utilities	4.2
Telecommunication Services	3.6
Money Market Fund	0.4
Other	(0.4)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Mid-Cap Growth	44.4
Mid-Cap Value	29.8
Large-Cap Value	13.1
Large-Cap Growth	9.6
Small-Cap Value	1.9
Small-Cap Growth	1.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Amphenol Corp., Class A	1.9
Cummins, Inc.	1.9
Parker Hannifin Corp.	1.9
CH Robinson Worldwide, Inc.	1.9
Autodesk, Inc.	1.8
Analog Devics, Inc.	1.8
Dover Corp.	1.8
Coach, Inc.	1.8
Cameron International Corp.	1.7
Paychex, Inc.	1.7
Total	18.2

Manager's Analysis (Continued)

PowerShares Dynamic Mid Cap Portfolio (ticker: PJG)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Mid Cap IntellidexSM Index	-7.87	1.81	2.57
S&P Mid Cap 400® Index	-2.75	3.84	5.47
Russell Mid Cap Index	-6.34	1.21	1.72

Fund

NAV Return	-8.54	1.10	1.56
Share Price Return	-8.60	1.12	1.59

Fund Inception: 1 December 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 2.12%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.73% while the Fund's gross total operating expense ratio was 1.34%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Mid Cap 400® Index and the Russell Mid Cap Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 400 and 796, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Mid Cap Value Portfolio (ticker: PWP)

The PowerShares Dynamic Mid Cap Value Portfolio is based on the Dynamic Mid Cap Value IntellidexSM Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Mid Cap Value Portfolio underperformed as value lagged growth for the year. The Fund returned -15.47% as financials, consumer discretionary and telecommunication services sectors contributed the most to Fund's underperformance. Poor allocation and stock selection within the financials contributed negatively to the Fund's performance such as XL Capital, Ambac Financial Group and CNA Financial. While energy had a positive return for the Fund, the stock selection contributed to the underperformance compared to its peers. Nobel Energy was one of the bright spots for the Fund as it as up nearly 50% for the year and contributed positively to the Fund's return.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	21.6
Consumer Discretionary	17.2
Consumer Staples	14.1
Industrials	12.5
Information Technology	7.9
Energy	7.1
Telecommunication Services	6.6
Utilities	5.6
Materials	4.3
Health Care	3.1
Money Market Fund	0.2
Other	(0.2)

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Mid-Cap Value	79.7
Large-Cap Value	16.9
Small-Cap Value	2.2
Mid-Cap Growth	0.6
Small-Cap Growth	0.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Dover Corp.	3.8
Sara Lee Corp.	3.6
Noble Energy, Inc.	3.5
AON Corp.	3.4
Eaton Corp.	3.4
Campbell Soup Co.	3.4
Fortune Brands, Inc.	3.3
Assurant, Inc.	3.3
Unum Group	3.2
DTE Energy Co.	3.2
Total	34.1

Manager's Analysis (Continued)

PowerShares Dynamic Mid Cap Value Portfolio (ticker: PWP)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†		Fund Inception
	1 Year	3 Year	Avg. Ann.†	Cumulative
Dynamic Mid Cap Value IntellidexSM Index	-14.95	7.65	5.86	19.77
Russell Mid Cap Value Index	-11.65	9.66	7.78	26.79
S&P Citigroup Mid Cap Value Index	-7.38	10.40	7.89	27.22

Fund

NAV Return	-15.47	6.77	5.04	16.79
Share Price Return	-15.78	6.70	4.87	16.24

Fund Inception: 3 March 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.79%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 0.68%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell Mid Cap Value Index and the S&P Citigroup Mid Cap Value Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 483 and 285, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Small Cap Growth Portfolio (ticker: PWT)

The PowerShares Dynamic Small Cap Growth Portfolio is based on the Dynamic Small Cap Growth IntellidexSM Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Small Cap Growth Portfolio posted the weakest results of the six PowerShares style funds during the fiscal year, returning -15.49%. Stock selection within the information technology, health care and industrials sectors contributed to the Fund's underperformance. FormFactor Inc., Charter Communications, DealerTrack Holdings and NutriSystem Inc. were largest laggards. Positive stock selection within the energy sector and solid results from Alpha Natural Resources, Sohu.com and Ventana Medical Systems and Netflix contributed positively to the Fund's performance.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Information Technology	39.7
Health Care	25.3
Consumer Discretionary	10.5
Industrials	9.9
Energy	6.3
Financials	5.1
Utilities	2.3
Telecommunication Services	0.5
Materials	0.4
Other	(0.0)

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Small-Cap Growth	88.6
Small-Cap Value	9.0
Mid-Cap Value	2.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Sohu.com, Inc.	3.4
Comstock Resources, Inc.	2.8
Deckers Outdoor Corp.	2.8
Orbital Sciences Corp.	2.8
Warnaco Group (The), Inc.	2.7
Gartner, Inc.	2.7
Boi's d'Arc Energy, Inc.	2.5
SRA International, Inc., Class A	2.4
Silicon Laboratories, Inc.	2.4
Solera Holdings, Inc.	2.4
Total	26.9

Manager's Analysis (Continued)

PowerShares Dynamic Small Cap Growth Portfolio (ticker: PWT)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†		Fund Inception
	1 Year	3 Year	Avg. Ann.†	Cumulative
Dynamic Small Cap Growth IntellidexSM Index	-15.17	4.59	1.66	5.35
Russell 2000® Growth Index	-6.71	9.90	5.71	19.23
S&P Citigroup Small Cap Growth Index	-4.80	9.86	5.99	20.24

Fund

NAV Return	-15.49	4.16	1.24	3.97
Share Price Return	-15.55	4.27	1.17	3.73

Fund Inception: 3 March 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.81%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 0.77%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 2000® Growth Index and the S&P Citigroup Small Cap Growth Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,245 and 362 widely held stocks, respectively.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Small Cap Portfolio (ticker: PJM)

The PowerShares Dynamic Small Cap Portfolio is based on the Dynamic Small Cap IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The PowerShares Dynamic Small Cap Portfolio posted a -11.61% return during the reporting period. Small cap stocks underperformed their large cap and mid cap peers across all styles. Positive stock selection within the energy sector such as stocks like Massey Energy, Alpha Natural Resources and W&T Offshore contributed positively to the funds performance. An overweight position in financials, consumer discretionary and industrials were the largest contributors to the Fund's underperformance.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Industrials	21.5
Information Technology	20.8
Financials	16.7
Consumer Discretionary	13.5
Health Care	10.2
Consumer Staples	5.8
Materials	4.5
Energy	3.8
Utilities	2.6
Telecommunication Services	0.4
Money Market Fund	0.5
Other	(0.3)

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Small-Cap Value	65.2
Small-Cap Growth	34.6
Mid-Cap Value	0.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Sohu.com, Inc.	1.7
UMB Financial Corp.	1.4
ADTRAN, Inc.	1.4
Integrated Device Technology, Inc.	1.4
Actuant Corp., Class A	1.4
Gardner Denver, Inc.	1.4
Orbital Sciences Corp.	1.4
Wabtec Corp.	1.4
Westamerica Bancorp	1.4
Warnaco Group (The), Inc.	1.4
Total	14.3

Manager's Analysis (Continued)

PowerShares Dynamic Small Cap Portfolio (ticker: PJM)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Small Cap IntellidexSM Index	-10.96	-3.72	-5.22
S&P Small Cap 600® Index	-9.04	-2.57	-3.62
Russell 2000® Index	-10.96	-4.78	-6.70

Fund

NAV Return	-11.61	-4.51	-6.30
Share Price Return	-11.69	-4.55	-6.36

Fund Inception: 1 December 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 2.09%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.79% while the Fund's gross total operating expense ratio was 1.96%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Small Cap 600® Index and the Russell 2000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 600 and 2,000, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares Dynamic Small Cap Value Portfolio (ticker: PWY)

The PowerShares Dynamic Small Cap Value Portfolio is based on the Dynamic Small Cap Value IntellidexSM Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Small Cap Value Portfolio posted a -12.51% return over the reporting period. Small cap stocks underperformed during the period but small cap value outperformed small cap growth. Stock selection within Industrials and allocation with consumer discretionary and financials contributed the Fund's underperformance. Deluxe Corporation, HNI Corporation and Ceradyne within industrials and Collective Brands within consumer discretionary were the leading laggards. As energy prices rose, the energy sector was a positive contributor due to overweight positions and solid performance from W&T Offshore, Western Refining and Berry Petroleum.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	22.3
Industrials	15.3
Consumer Discretionary	15.0
Information Technology	14.5
Consumer Staples	9.2
Materials	7.9
Utilities	7.4
Energy	6.7
Health Care	1.2
Telecommunication Services	0.4
Money Market Fund	0.0
Other	0.1

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Small-Cap Value	96.1
Small-Cap Growth	3.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
UMB Financial Corp.	2.9
ADTRAN, Inc.	2.8
Integrated Device Technology, Inc.	2.8
Westamerica Bancorp	2.7
Polaris Industries, Inc.	2.7
Berry Petroleum Co., Class A	2.7
Ruddick Corp.	2.6
Oil States International, Inc.	2.6
Fairchild Semiconductor International, Inc.	2.6
Knight Capital Group, Inc., Class A	2.6
Total	27.0

Manager's Analysis (Continued)

PowerShares Dynamic Small Cap Value Portfolio (ticker: PWY)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†		Fund Inception
	1 Year	3 Year	Avg. Ann.†	Cumulative
Dynamic Small Cap Value IntellidexSM Index	-12.02	7.10	3.81	12.57
Russell 2000® Value Index	-15.13	7.29	4.12	13.63
S&P Citigroup Small Cap Value Index	-12.87	7.70	4.46	14.83

Fund

NAV Return	-12.51	6.33	3.09	10.08
Share Price Return	-12.62	6.38	3.00	9.80

Fund Inception: 3 March 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.78%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 0.67%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 2000® Value Index and the S&P Citigroup Small Cap Value Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,279 and 467, respectively, widely held stocks.

† Average annualized.

Manager's Analysis

PowerShares FTSE NASDAQ Small Cap Portfolio (ticker: PQSC)

The PowerShares FTSE NASDAQ Small Cap Portfolio (Fund) is based on the FTSE NASDAQ Small Cap Index (Index), which is designed to track the performance of the smallest 10% of companies in the FTSE NASDAQ Index. Eligible securities include common stock, american depositary receipts and real estate investment trusts. The Index is float-adjusted market capitalization weighted on an annual basis.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Information Technology	25.9
Health Care	19.5
Financials	17.0
Industrials	14.4
Consumer Discretionary	9.6
Energy	4.9
Consumer Staples	3.2
Materials	2.5
Telecommunication Services	2.0
Utilities	0.7
Money Market Fund	0.0
Other	0.3

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Small-Cap Growth	62.4
Small-Cap Value	34.7
Mid-Cap Growth	1.9
Large-Cap Growth	0.5
Mid-Cap Value	0.4
Large-Cap Value	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Cybersource Corp.	0.4
Savient Pharmaceuticals, Inc.	0.4
Chart Industries, Inc.	0.4
Exide Technologies	0.4
American Superconductor Corp.	0.4
Tesco Corp. (Canada)	0.4
Mantech International Corp., Class A	0.3
TriQuint Semiconductor, Inc.	0.3
Power Integrations, Inc.	0.3
Incyte Corp.	0.3
Total	3.6

Manager's Analysis (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio (ticker: PQSC)

  Fund Performance History (%)  As of 30 April 2008

Index

Fund Inception Cumulative
FTSE NASDAQ Small Cap Index	-0.58
S&P Small Cap 600® Index	0.14
Russell 2000® Index	0.43

Fund

NAV Return	-0.50
Share Price Return	-0.68

Fund Inception: 3 April 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.70% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Small Cap 600® Index and Russell 2000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 600 and 2,000 common stocks, respectively.

Manager's Analysis

PowerShares Zacks Micro Cap Portfolio (ticker: PZI)

The PowerShares Zacks Micro Cap Portfolio seeks to replicate, before fees and expenses, the Zacks Micro Cap Index, which is designed to identify a group of micro cap stocks with the greatest potential to outperform passive benchmark micro cap indices and other actively managed U.S. micro cap strategies. Due to their low correlation to large, medium and small sized companies, micro caps may complement existing blended portfolios by improving risk adjusted performance.

The PowerShares Zacks Micro Cap Portfolio returned -25.07% over the past year underperforming the Russell Micro Cap Index which returned -19.64% over the same period.

For the year ended April 30, 2008 one of the ten sectors represented in the Fund generated positive returns. The main factor which dictated performance was the Fund's overexposure to microcap stocks which were heavily affected more significantly during the economic downturn. The following sectors were the largest negative contributor to the Fund: information technology, consumer discretionary, financials, and health care. Together, these sectors generated 82% of the Fund's negative returns. Consumer staples was the only sector which generated positive returns for the Fund.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	24.8
Information Technology	20.9
Industrials	19.8
Consumer Discretionary	12.9
Health Care	7.1
Energy	6.3
Materials	4.1
Consumer Staples	2.6
Utilities	1.0
Telecommunication Services	0.7
Money Market Fund	0.2
Other	(0.4)

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Small-Cap Value	56.4
Small-Cap Growth	43.0
Mid-Cap Growth	0.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Graham Corp.	0.4
Immersion Corp.	0.4
Brigham Exploration Co.	0.4
Ultratech, Inc.	0.4
LaBranche & Co., Inc.	0.4
SIFCO Industries, Inc.	0.3
Excel Maritime Carriers Ltd.	0.3
Metalico, Inc.	0.3
Inter Parfums, Inc.	0.3
Canadian Solar, Inc. (China)	0.3
Total	3.5

Manager's Analysis (Continued)

PowerShares Zacks Micro Cap Portfolio (ticker: PZI)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†		Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Zacks Micro Cap Index	-25.58	-2.90	-7.66
Russell Micro Cap Index	-19.64	-0.01	-0.03
S&P 500® Index	-4.68	6.84	19.61

Fund

NAV Return	-25.07	-2.66	-7.02
Share Price Return	-24.86	-2.73	-7.21

Fund Inception: 18 August 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.76%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.70% while the Fund's gross total operating expense ratio was 0.71%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell Micro Cap Index and the S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 2,000 and 500 common stocks, respectively.

† Average annualized.

Manager's Analysis

PowerShares Zacks Small Cap Portfolio (ticker: PZJ)

The PowerShares Zacks Small Cap Portfolio is based on the Zacks Small Cap Index. The index is designed to identify a group of small cap stocks with the greatest potential to outperform passive benchmark small cap indices and other actively managed U.S. small cap strategies. The portfolio is rebalanced and reconstituted quarterly.

The PowerShares Zacks Small Cap Portfolio returned -14.66%, underperforming the S&P Small Cap Index which was down -9.04% and the Russell 2000® Index which was down -10.96%. The Fund underperformed the S&P Small Cap due to the fact that the Fund was more focused in small cap whereas the S&P Index had some mid cap exposure. Sector allocation had little impact on the Fund's performance. Stock selection within the small cap value allocation negatively impacted Fund performance.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Information Technology	20.0
Industrials	17.0
Consumer Discretionary	16.0
Financials	15.6
Health Care	11.6
Energy	9.5
Materials	6.2
Consumer Staples	2.4
Utilities	1.3
Telecommunication Services	0.7
Money Market Fund	0.1
Other	(0.4)

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Small-Cap Growth	55.2
Small-Cap Value	44.1
Mid-Cap Value	0.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Rex Energy Corp.	0.8
Overstock.com, Inc.	0.8
Cognex Corp.	0.7
Jones Apparel Group, Inc.	0.7
GTx, Inc.	0.6
CryoLife, Inc.	0.6
Valassis Communications, Inc.	0.6
Monolithic Power Systems, Inc.	0.6
Allis-Chalmers Energy, Inc.	0.6
Koppers Holdings, Inc.	0.6
Total	6.6

Manager's Analysis (Continued)

PowerShares Zacks Small Cap Portfolio (ticker: PZJ)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Zacks Small Cap Index	-14.77	-3.59	-7.75
S&P Small Cap 600® Index	-9.04	1.20	2.66
Russell 2000® Index	-10.96	0.23	0.50

Fund

NAV Return	-14.66	-3.44	-7.41
Share Price Return	-14.64	-3.49	-7.53

Fund Inception: 16 February 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.89%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.70% while the Fund's gross total operating expense ratio was 0.83%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Small Cap 600® Index and the Russell 2000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 600 and 2,000 common stocks, respectively.

† Average annualized.

Funds' Distribution History

	Ex-Dividend	3/20/08	12/21/07	9/21/07	6/15/07	3/16/07	12/15/06
	Record	3/25/08	12/26/07	9/25/07	6/19/07	3/20/07	12/19/06
	Payable	3/31/08	12/31/07	9/28/07	6/29/07	3/30/07	12/29/06
Fund	Ticker
PowerShares Dynamic Aggressive Growth Portfolio	PGZ	—	—	—	—	—	NA
PowerShares Dynamic Deep Value Portfolio	PVM	0.06563	0.08384	0.09118	0.20027	0.07260	NA
PowerShares Dynamic Large Cap Growth Portfolio	PWB	—	0.03572	—	—	—	0.01906
PowerShares Dynamic Large Cap Portfolio	PJF	0.01231	0.04532	0.06897	0.08510	0.05700	0.01958
PowerShares Dynamic Large Cap Value Portfolio	PWV	0.08707	0.12120	0.12283	0.15210	0.06823	0.11068
PowerShares Dynamic Mid Cap Growth Portfolio	PWJ	—	0.00199	—	—	—	0.09682
PowerShares Dynamic Mid Cap Portfolio	PJG	0.01563	0.03521	0.02150	0.05902	0.02010	0.04345
PowerShares Dynamic Mid Cap Value Portfolio	PWP	0.06085	0.04685	0.05149	0.09609	0.03230	0.11224
PowerShares Dynamic Small Cap Growth Portfolio	PWT	—	—	—	—	—	—
PowerShares Dynamic Small Cap Portfolio	PJM	—	0.15885	—	0.14483	—	0.00194
PowerShares Dynamic Small Cap Value Portfolio	PWY	0.01508	0.47943	0.03122	0.04787	0.03120	0.05147
PowerShares FTSE NASDAQ Small Cap Portfolio	PQSC	—	NA	NA	NA	NA	NA
PowerShares Zacks Micro Cap Portfolio	PZI	—	0.06529	0.02290	0.03004	—	0.02151
PowerShares Zacks Small Cap Portfolio	PZJ	—	0.18914	—	—	0.01358	0.01065

	9/15/06	6/16/06	3/17/06	12/16/05	9/16/05	6/17/05	3/18/05
	9/16/06	6/20/06	3/21/06	12/20/05	9/20/05	6/21/05	3/22/05
	9/29/06	6/30/06	3/30/06	12/30/05	9/30/05	6/30/05	4/29/05
Fund
PowerShares Dynamic Aggressive Growth Portfolio	NA	NA	NA	NA	NA	NA	NA
PowerShares Dynamic Deep Value Portfolio	NA	NA	NA	NA	NA	NA	NA
PowerShares Dynamic Large Cap Growth Portfolio	—	0.00120	—	0.00241	—	—	—
PowerShares Dynamic Large Cap Portfolio	NA	NA	NA	NA	NA	NA	NA
PowerShares Dynamic Large Cap Value Portfolio	0.05101	0.05675	0.04783	0.07647	0.05490	0.06233	0.01222
PowerShares Dynamic Mid Cap Growth Portfolio	—	0.01708	—	—	—	—	—
PowerShares Dynamic Mid Cap Portfolio	NA	NA	NA	NA	NA	NA	NA
PowerShares Dynamic Mid Cap Value Portfolio	0.03813	0.05155	0.03356	0.12251	0.04806	0.04852	0.02010
PowerShares Dynamic Small Cap Growth Portfolio	—	—	—	—	—	—	—
PowerShares Dynamic Small Cap Portfolio	NA	NA	NA	NA	NA	NA	NA
PowerShares Dynamic Small Cap Value Portfolio	0.02539	0.02139	0.01644	0.02879	0.02835	0.03471	—
PowerShares FTSE NASDAQ Small Cap Portfolio	NA	NA	NA	NA	NA	NA	NA
PowerShares Zacks Micro Cap Portfolio	—	—	—	0.01012	—	NA	NA
PowerShares Zacks Small Cap Portfolio	0.01385	0.01784	—	NA	NA	NA	NA

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PGZ	PowerShares Dynamic Aggressive Growth Portfolio	12/20/06	341	109	15	2	—	—	—
PVM	PowerShares Dynamic Deep Value Portfolio	12/20/06	341	147	10	—	—	—	—
PWB	PowerShares Dynamic Large Cap Growth Portfolio	03/03/05	796	465	30	1	—	—	—
PJF	PowerShares Dynamic Large Cap Portfolio	12/01/06	354	141	6	1	—	—	—
PWV	PowerShares Dynamic Large Cap Value Portfolio	03/03/05	796	490	23	7	—	—	—
PWJ	PowerShares Dynamic Mid Cap Growth Portfolio	03/03/05	796	413	15	4	—	—	—
PJG	PowerShares Dynamic Mid Cap Portfolio	12/01/06	354	168	13	—	—	—	—
PWP	PowerShares Dynamic Mid Cap Value Portfolio	03/03/05	796	386	10	2	—	—	—
PWT	PowerShares Dynamic Small Cap Growth Portfolio	03/03/05	796	395	32	4	—	—	—
PJM	PowerShares Dynamic Small Cap Portfolio	12/01/06	354	137	7	—	—	—	—
PWY	PowerShares Dynamic Small Cap Value Portfolio	03/03/05	796	409	29	5	—	—	—
PQSC	PowerShares FTSE NASDAQ Small Cap Portfolio	04/03/08	20	10	1	—	—	—	—
PZI	PowerShares Zacks Micro Cap Portfolio	08/18/05	679	257	19	7	—	—	—
PZJ	PowerShares Zacks Small Cap Portfolio	02/16/06	553	273	9	1	—	—	—

	Closing Price Below NAV (bps)
Ticker	-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
PGZ	201	14	—	—	—	—
PVM	181	3	—	—	—	—
PWB	290	9	1	—	—	—
PJF	206	—	—	—	—	—
PWV	264	8	4	—	—	—
PWJ	357	6	1	—	—	—
PJG	171	2	—	—	—	—
PWP	395	3	—	—	—	—
PWT	340	22	3	—	—	—
PJM	203	7	—	—	—	—
PWY	334	15	4	—	—	—
PQSC	9	—	—	—	—	—
PZI	377	18	1	—	—	—
PZJ	266	4	—	—	—	—

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended April 30, 2008.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Aggressive Growth Portfolio Actual	$1,000.00	$854.20	0.74%	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.18	0.74%	$3.72
PowerShares Dynamic Deep Value Portfolio
Actual	$1,000.00	$927.47	0.77%	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	0.77%	$3.87
PowerShares Dynamic Large Cap Growth Portfolio
Actual	$1,000.00	$905.74	0.63%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Large Cap Portfolio
Actual	$1,000.00	$910.75	0.67%	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	0.67%	$3.37
PowerShares Dynamic Large Cap Value Portfolio
Actual	$1,000.00	$916.87	0.63%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Mid Cap Growth Portfolio
Actual	$1,000.00	$899.22	0.63%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Mid Cap Portfolio Actual	$1,000.00	$897.94	0.67%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	0.67%	$3.37
PowerShares Dynamic Mid Cap Value Portfolio Actual	$1,000.00	$858.81	0.63%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Small Cap Growth Portfolio Actual	$1,000.00	$832.54	0.63%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Small Cap Portfolio Actual	$1,000.00	$897.78	0.68%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	0.68%	$3.42
PowerShares Dynamic Small Cap Value Portfolio Actual	$1,000.00	$893.76	0.63%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
	Beginning Account Value April 3, 2008 (Fund Inception)	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During Period (2) April 3, 2008 (Fund Inception) to April 30, 2008
PowerShares FTSE NASDAQ Small Cap Portfolio Actual	$1,000.00	$994.96	0.70%	$0.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Zacks Micro Cap Portfolio Actual	$1,000.00	$793.46	0.70%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52
PowerShares Zacks Small Cap Portfolio Actual	$1,000.00	$818.58	0.70%	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the financial highlights.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended April 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 28 and then dividing the result by 366. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366.

Schedule of Investments

PowerShares Dynamic Aggressive Growth Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—17.2%
1,843	Amazon.com, Inc.*	$144,915
1,936	Apollo Group, Inc., Class A*	98,542
2,835	Arbitron, Inc.	135,626
4,631	Burger King Holdings, Inc.	129,205
14,947	Corinthian Colleges, Inc.*	169,649
2,704	DeVry, Inc.	154,128
3,693	Fossil, Inc.*	132,172
2,805	GameStop Corp., Class A*	154,387
2,024	Garmin Ltd.	82,782
4,385	Goodyear Tire & Rubber (The) Co.*	117,430
4,725	Marvel Entertainment, Inc.*	135,560
1,823	Morningstar, Inc.*	105,698
3,763	NetFlix, Inc.*	120,341
1,042	priceline.com, Inc.*	133,001
763	Strayer Education, Inc.	141,681
4,129	Urban Outfitters, Inc.*	141,418
3,129	WMS Industries, Inc.*	113,239
		2,209,774
	Energy—6.4%
2,797	Cameron International Corp.*	137,696
3,726	Denbury Resources, Inc.*	113,867
3,488	Dresser-Rand Group, Inc.*	127,556
2,097	FMC Technologies, Inc.*	140,918
3,106	Massey Energy Co.	162,537
1,374	Schlumberger Ltd.	138,156
		820,730
	Financials—3.3%
6,060	Charles Schwab (The) Corp.	130,896
6,208	GFI Group, Inc.	72,944
2,863	Nasdaq OMX (The) Group, Inc.*	104,356
5,131	optionsXpress Holdings, Inc.	110,163
		418,359
	Health Care—24.4%
2,890	Air Methods Corp.*	115,889
2,006	Allergan, Inc.	113,078
2,778	Amedisys, Inc.*	143,900
2,031	Analogic Corp.	116,965
1,254	C.R. Bard, Inc.	118,089
1,610	Dionex Corp.*	125,934
9,935	eResearch Technology, Inc.*	121,008
2,011	Express Scripts, Inc.*	140,810
2,485	Gen-Probe, Inc.*	140,055
1,676	Genzyme Corp.*	117,907
2,045	Haemonetics Corp.*	117,035
1,986	Henry Schein, Inc.*	109,965
11,991	Incyte Corp.*	130,102
421	Intuitive Surgical, Inc.*	121,778
4,146	Martek Biosciences Corp.*	146,189
5,794	Medicis Pharmaceutical Corp., Class A	119,356

Number of Shares		Value
	Common Stocks (Continued)
3,467	Meridian Bioscience, Inc.	$93,366
8,494	Millennium Pharmaceuticals, Inc.*	211,247
3,305	OSI Pharmaceuticals, Inc.*	114,518
3,556	Perrigo Co.	145,761
4,122	PharmaNet Development Group, Inc.*	98,351
1,825	Stryker Corp.	118,315
2,266	Varian Medical Systems, Inc.*	106,230
7,044	Warner Chilcott Ltd., Class A*	121,227
1,993	Waters Corp.*	122,490
		3,129,565
	Industrials—18.6%
2,138	Advisory Board (The) Co.*	99,674
1,832	AGCO Corp.*	110,158
3,464	BE Aerospace, Inc.*	139,807
2,341	C.H. Robinson Worldwide, Inc.	146,734
13,351	CBIZ, Inc.*	118,423
2,852	Copart, Inc.*	116,561
2,085	Dynamic Materials Corp.	98,058
1,091	Flowserve Corp.	135,382
853	Fluor Corp.	130,398
5,885	Hexcel Corp.*	131,706
3,629	II-VI, Inc.*	134,781
1,480	Jacobs Engineering Group, Inc.*	127,768
2,636	Kirby Corp.*	144,558
2,917	Manitowoc (The) Co., Inc.	110,321
2,275	McDermott International, Inc.*	121,895
5,489	Orbital Sciences Corp.*	147,709
1,076	Precision Castparts Corp.	126,495
2,107	Roper Industries, Inc.	130,887
2,205	Stericycle, Inc.*	117,703
		2,389,018
	Information Technology—29.1%
4,361	Activision, Inc.*	117,965
3,214	Amphenol Corp., Class A	148,423
4,886	Ansoft Corp.*	162,020
3,180	Ansys, Inc.*	127,931
950	Apple, Inc.*	165,253
3,822	Autodesk, Inc.*	145,236
3,608	Citrix Systems, Inc.*	118,162
3,933	Cognizant Technology Solutions Corp., Class A*	126,839
2,685	Dolby Laboratories, Inc., Class A*	107,803
2,257	Factset Research Systems, Inc.	135,488
4,175	FLIR Systems, Inc.*	143,328
3,589	Hittite Microwave Corp.*	142,483
6,806	Informatica Corp.*	108,624
3,950	Iron Mountain, Inc.*	108,507
4,431	Juniper Networks, Inc.*	122,384
2,696	ManTech International Corp., Class A*	128,788
625	Mastercard, Inc., Class A	173,849
1,558	MEMC Electronic Materials, Inc.*	98,107
3,709	MICROS Systems, Inc.*	132,226

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Aggressive Growth Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
4,595	National Instruments Corp.	$135,185
5,496	NetApp, Inc.*	133,003
4,631	NeuStar, Inc., Class A*	127,399
4,518	Power Integrations, Inc.*	140,826
3,647	Quality Systems, Inc.	117,142
2,636	Sohu.com, Inc.*	182,226
14,265	SonicWALL, Inc.*	109,698
3,125	SPSS, Inc.*	132,000
4,364	Syntel, Inc.	144,492
		3,735,387
	Materials—1.0%
1,068	Mosaic (The) Co.*	130,841
	Total Investments (Cost $12,311,897)—100.0%	12,833,674
	Liabilities in excess of other assets—(0.0%)	(2,890)
	Net Assets—100.0%	$12,830,784

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Deep Value Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—9.5%
1,386	Autoliv, Inc.	$84,879
1,005	Black & Decker (The) Corp.	65,958
3,030	CBS Corp., Class B	69,902
1,655	E.W. Scripps Co., Class A	74,326
2,474	Jakks Pacific, Inc.*	58,114
1,595	Meredith Corp.	51,694
3,962	RadioShack Corp.	55,072
4,032	Rent-A-Center, Inc.*	86,808
1,424	Stanley Works (The)	68,694
819	Whirlpool Corp.	59,607
		675,054
	Consumer Staples—5.7%
3,065	Altria Group, Inc.	61,300
2,141	Campbell Soup Co.	74,507
1,061	Kimberly-Clark Corp.	67,893
2,033	Pepsi Bottling Group (The), Inc.	68,532
1,085	Reynolds American, Inc.	58,427
2,406	Safeway, Inc.	76,030
		406,689
	Energy—10.8%
1,085	Anadarko Petroleum Corp.	72,218
603	Apache Corp.	81,212
798	Chevron Corp.	76,728
836	ConocoPhillips	72,021
795	Exxon Mobil Corp.	73,991
1,542	Helmerich & Payne, Inc.	82,883
1,210	Lufkin Industries, Inc.	91,294
893	Noble Energy, Inc.	77,691
720	SEACOR Holdings, Inc.*	61,279
1,362	Stone Energy Corp.*	83,000
		772,317
	Financials—40.1%
1,229	ACE Ltd.	74,096
1,449	Allstate (The) Corp.	72,972
2,673	American Financial Group, Inc.	73,294
1,365	Ameriprise Financial, Inc.	64,824
1,662	Aon Corp.	75,438
1,010	Arch Capital Group Ltd.*	71,357
1,105	Assurant, Inc.	71,825
1,641	BancFirst Corp.	71,761
1,440	Bank of Hawaii Corp.	78,955
1,358	Chubb (The) Corp.	71,933
1,860	Cincinnati Financial Corp.	66,774
1,857	City Holding Co.	77,214
4,900	CNA Surety Corp.*	64,827
1,660	Commerce Bancshares, Inc.	72,210
3,129	Community Bank System, Inc.	79,758
2,293	Delphi Financial Group, Inc., Class A	62,415
714	Everest Re Group Ltd.	64,510
2,059	Harleysville Group, Inc.	75,051

Number of Shares		Value
	Common Stocks (Continued)
2,874	HCC Insurance Holdings, Inc.	$70,930
3,978	Horace Mann Educators Corp.	67,308
2,549	IPC Holdings Ltd.	74,201
4,313	Knight Capital Group, Inc., Class A*	80,696
1,653	Loews Corp.	69,608
1,516	Mercury General Corp.	75,633
1,187	MetLife, Inc.	72,229
899	PartnerRe Ltd.	66,508
948	Prudential Financial, Inc.	71,773
1,264	Reinsurance Group of America, Inc.	65,703
1,324	RLI Corp.	63,552
1,495	Safeco Corp.	99,777
1,864	Safety Insurance Group, Inc.	66,918
2,910	Selective Insurance Group	62,041
1,408	StanCorp Financial Group, Inc.	72,146
1,147	Torchmark Corp.	74,257
1,490	Travelers (The) Cos., Inc.	75,096
3,686	United America Indemnity Ltd., Class A*	56,986
2,013	United Fire & Casualty Co.	66,328
2,402	W.R. Berkley Corp.	61,707
1,461	Westamerica Bancorp	85,381
2,105	Willis Group Holdings Ltd.	73,149
		2,861,141
	Health Care—0.9%
3,103	Pfizer, Inc.	62,401
	Industrials—7.9%
2,402	Cintas Corp.	71,123
858	Eaton Corp.	75,367
2,407	Mueller Industries, Inc.	77,915
3,537	Republic Airways Holdings, Inc.*	59,634
4,665	Rush Enterprises, Inc., Class A*	75,200
1,200	Ryder System, Inc.	82,163
3,126	Skywest, Inc.	59,488
3,440	United Rentals, Inc.*	64,810
		565,700
	Information Technology—12.1%
1,362	Affiliated Computer Services, Inc., Class A*	72,145
5,905	Amkor Technology, Inc.*	56,393
2,120	Arrow Electronics, Inc.*	57,685
6,511	Cadence Design Systems, Inc.*	72,467
1,591	Computer Sciences Corp.*	69,352
4,788	Convergys Corp.*	75,267
9,563	EarthLink, Inc.*	87,310
2,093	Lexmark International, Inc., Class A*	65,699
3,666	Plantronics, Inc.	91,321
2,979	Synopsys, Inc.*	68,845
5,767	Teradyne, Inc.*	76,643
4,704	Xerox Corp.	65,715
		858,842

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Deep Value Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunication Services—3.8%
1,911	CenturyTel, Inc.	$62,012
1,649	Embarq Corp.	68,549
1,904	Verizon Communications, Inc.	73,266
5,879	Windstream Corp.	69,019
		272,846
	Utilities—9.2%
1,994	AGL Resources, Inc.	67,796
1,731	Dominion Resources, Inc.	75,108
3,942	Duke Energy Corp.	72,178
1,400	Edison International	73,038
1,152	Energen Corp.	78,612
1,470	National Fuel Gas Co.	75,235
2,238	NSTAR	72,086
1,836	PG&E Corp.	73,440
2,700	UGI Corp.	70,200
		657,693
	Total Common Stocks (Cost $7,240,740)	7,132,683
	Money Market Fund—1.9%
132,844	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $132,844)	132,844
	Total Investments (Cost $7,373,584)—101.9%	7,265,527
	Liabilities in excess of other assets—(1.9%)	(132,136)
	Net Assets—100.0%	$7,133,391

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—9.4%
147,152	Apollo Group, Inc., Class A*	$7,490,037
360,572	DIRECTV Group (The), Inc.*	8,884,494
200,050	International Game Technology	6,949,737
1,140,417	News Corp., Class A	20,413,464
150,040	NIKE, Inc., Class B	10,022,672
226,790	Viacom, Inc., Class B*	8,717,808
		62,478,212
	Consumer Staples—6.2%
118,705	Colgate-Palmolive Co.	8,392,444
318,458	Procter & Gamble (The) Co.	21,352,608
150,891	Wm. Wrigley Jr. Co.	11,491,859
		41,236,911
	Energy—3.7%
243,785	Schlumberger Ltd.	24,512,582
	Financials—4.5%
460,595	Charles Schwab (The) Corp.	9,948,852
133,553	Northern Trust Corp.	9,897,613
178,749	T. Rowe Price Group, Inc.	10,467,541
		30,314,006
	Health Care—18.4%
393,563	Abbott Laboratories	20,760,448
153,036	Baxter International, Inc.	9,537,204
99,894	Becton, Dickinson & Co.	8,930,524
152,832	Express Scripts, Inc.*	10,701,297
278,220	Genentech, Inc.*	18,974,604
132,189	Humana, Inc.*	6,317,312
153,718	McKesson Corp.	8,011,782
426,971	Medtronic, Inc.	20,784,948
138,726	Stryker Corp.	8,993,607
161,491	Thermo Fisher Scientific, Inc.*	9,345,484
		122,357,210
	Industrials—7.1%
177,242	Emerson Electric Co.	9,262,667
84,977	L-3 Communications Holdings, Inc.	9,470,687
81,820	Precision Castparts Corp.	9,618,759
139,301	Raytheon Co.	8,911,085
166,739	Textron, Inc.	10,172,746
		47,435,944
	Information Technology—38.9%
268,419	Adobe Systems, Inc.*	10,009,345
168,577	Apple, Inc.*	29,323,969
864,807	Cisco Systems, Inc.*	22,173,651
388,818	Corning, Inc.	10,385,329
342,653	eBay, Inc.*	10,721,612
44,730	Google, Inc., Class A*	25,687,992
1,056,408	Intel Corp.	23,515,642
47,537	Mastercard, Inc., Class A	13,222,892
118,848	MEMC Electronic Materials, Inc.*	7,483,859

Number of Shares		Value
	Common Stocks (Continued)
774,255	Microsoft Corp.	$22,081,753
422,266	NVIDIA Corp.*	8,677,566
1,125,379	Oracle Corp.*	23,464,152
497,410	QUALCOMM, Inc.	21,483,138
703,452	Texas Instruments, Inc.	20,512,660
434,244	Western Union (The) Co.	9,987,612
		258,731,172
	Materials—7.6%
98,893	Air Products & Chemicals, Inc.	9,734,038
182,184	Monsanto Co.	20,772,619
81,152	Mosaic (The) Co.*	9,941,932
112,510	Praxair, Inc.	10,273,288
		50,721,877
	Utilities—4.1%
102,235	Constellation Energy Group, Inc.	8,654,193
199,041	PPL Corp.	9,557,948
204,812	Public Service Enterprise Group, Inc.	8,993,295
		27,205,436
	Total Common Stocks (Cost $671,233,698)	664,993,350
	Money Market Fund—0.1%
601,057	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $601,057)	601,057
	Total Investments (Cost $671,834,755)—100.0%	665,594,407
	Other assets less liabilities—0.0%	14,344
	Net Assets—100.0%	$665,608,751

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Large Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.8%
	Consumer Discretionary—10.5%
2,935	Apollo Group, Inc., Class A*	$149,392
4,189	Best Buy Co., Inc.	180,211
7,192	DIRECTV Group (The), Inc.*	177,211
8,932	Gap (The), Inc.	166,314
7,769	McDonald's Corp.	462,876
22,835	News Corp., Class A	408,747
4,033	Omnicom Group, Inc.	192,535
5,630	TJX Cos., Inc.	181,399
4,533	Viacom, Inc., Class B*	174,249
12,972	Walt Disney (The) Co.	420,681
5,229	Yum! Brands, Inc.	212,716
		2,726,331
	Consumer Staples—9.0%
18,652	Altria Group, Inc.	373,040
2,368	Colgate-Palmolive Co.	167,418
3,218	General Mills, Inc.	194,367
2,764	Kimberly-Clark Corp.	176,868
6,044	PepsiCo, Inc.	414,195
6,353	Procter & Gamble (The) Co.	425,969
2,827	Reynolds American, Inc.	152,234
6,269	Safeway, Inc.	198,100
3,010	Wm. Wrigley Jr. Co.	229,242
		2,331,433
	Energy—11.2%
2,826	Anadarko Petroleum Corp.	188,099
1,571	Apache Corp.	211,582
4,851	Chevron Corp.	466,424
5,083	ConocoPhillips	437,900
4,832	Exxon Mobil Corp.	449,714
1,934	Hess Corp.	205,391
5,434	Occidental Petroleum Corp.	452,163
4,863	Schlumberger Ltd.	488,975
		2,900,248
	Financials—11.6%
3,204	ACE Ltd.	193,169
2,886	AFLAC, Inc.	192,410
3,775	Allstate (The) Corp.	190,109
9,939	American Express Co.	477,270
3,557	Ameriprise Financial, Inc.	168,922
4,107	Bank of New York Mellon (The) Corp.	178,778
9,188	Charles Schwab (The) Corp.	198,461
3,540	Chubb (The) Corp.	187,514
7,758	Liberty Media Corp.-Capital, Series A*	119,240
4,306	Loews Corp.	181,326
3,093	MetLife, Inc.	188,209
2,664	Northern Trust Corp.	197,429
2,469	Prudential Financial, Inc.	186,928
2,294	State Street Corp.	165,489
3,882	Travelers (The) Cos., Inc.	195,653
		3,020,907

Number of Shares		Value
	Common Stocks (Continued)
	Health Care—15.4%
7,850	Abbott Laboratories	$414,087
3,633	Aetna, Inc.	158,399
3,053	Baxter International, Inc.	190,263
1,993	Becton, Dickinson & Co.	178,174
4,042	CIGNA Corp.	172,634
8,405	Eli Lilly & Co.	404,617
3,049	Express Scripts, Inc.*	213,491
2,636	Humana, Inc.*	125,974
6,785	Johnson & Johnson	455,205
3,066	McKesson Corp.	159,800
9,490	Merck & Co., Inc.	361,000
18,869	Pfizer, Inc.	379,456
2,767	Stryker Corp.	179,385
3,222	Thermo Fisher Scientific, Inc.*	186,457
9,045	UnitedHealth Group, Inc.	295,138
2,571	WellPoint, Inc.*	127,907
		4,001,987
	Industrials—12.9%
5,362	3M Co.	412,338
5,078	Boeing Co.	430,919
2,114	Deere & Co.	177,724
3,535	Emerson Electric Co.	184,739
2,201	General Dynamics Corp.	199,014
3,131	Honeywell International, Inc.	185,981
1,695	L-3 Communications Holdings, Inc.	188,908
1,745	Lockheed Martin Corp.	185,040
3,406	Norfolk Southern Corp.	202,929
2,292	Northrop Grumman Corp.	168,622
1,632	Precision Castparts Corp.	191,858
2,779	Raytheon Co.	177,773
3,326	Textron, Inc.	202,919
5,963	United Technologies Corp.	432,140
		3,340,904
	Information Technology—19.7%
5,354	Adobe Systems, Inc.*	199,651
3,363	Apple, Inc.*	584,993
9,399	Applied Materials, Inc.	175,385
17,250	Cisco Systems, Inc.*	442,290
7,756	Corning, Inc.	207,163
6,835	eBay, Inc.*	213,867
8,800	Hewlett-Packard Co.	407,880
21,073	Intel Corp.	469,085
3,692	International Business Machines Corp.	445,624
2,362	MEMC Electronic Materials, Inc.*	148,735
15,445	Microsoft Corp.	440,491
8,423	NVIDIA Corp.*	173,093
22,362	Oracle Corp.*	466,248
10,699	Symantec Corp.*	184,237
6,014	Texas Instruments, Inc.	175,368

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Large Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
8,662	Western Union (The) Co.	$199,226
12,256	Xerox Corp.	171,216
		5,104,552
	Materials—0.8%
1,619	Mosaic (The) Co.*	198,344
	Telecommunication Services—3.5%
12,070	AT&T, Inc.	467,230
11,581	Verizon Communications, Inc.	445,637
		912,867
	Utilities—5.2%
4,511	Dominion Resources, Inc.	195,732
10,272	Duke Energy Corp.	188,080
3,647	Edison International	190,264
2,665	FirstEnergy Corp.	201,582
4,784	PG&E Corp.	191,360
3,971	PPL Corp.	190,687
4,085	Public Service Enterprise Group, Inc.	179,372
		1,337,077
	Total Common Stocks (Cost $26,124,823)	25,874,650
	Money Market Fund—0.6%
156,936	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $156,936)	156,936
	Total Investments (Cost $26,281,759)—100.4%	26,031,586
	Liabilities in excess of other assets—(0.4%)	(109,292)
	Net Assets—100.0%	$25,922,294

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.8%
	Consumer Discretionary—6.3%
152,344	CBS Corp., Class B	$3,514,576
149,912	McDonald's Corp.	8,931,757
107,266	Walt Disney (The) Co.	3,478,636
		15,924,969
	Consumer Staples—9.8%
359,608	Altria Group, Inc.	7,192,160
73,826	Anheuser-Busch Cos., Inc.	3,632,239
62,093	General Mills, Inc.	3,750,417
53,337	Kimberly-Clark Corp.	3,413,035
54,559	Reynolds American, Inc.	2,938,002
120,965	Safeway, Inc.	3,822,494
		24,748,347
	Energy—17.5%
54,542	Anadarko Petroleum Corp.	3,630,316
30,307	Apache Corp.	4,081,747
93,604	Chevron Corp.	9,000,025
98,074	ConocoPhillips	8,449,075
33,843	Devon Energy Corp.	3,837,796
93,228	Exxon Mobil Corp.	8,676,730
44,935	Occidental Petroleum Corp.	3,739,041
60,178	Valero Energy Corp.	2,939,695
		44,354,425
	Financials—32.7%
61,814	ACE Ltd.	3,726,766
72,838	Allstate (The) Corp.	3,668,122
82,187	American Express Co.	3,946,620
173,107	American International Group, Inc.	7,997,543
68,652	Ameriprise Financial, Inc.	3,260,283
204,122	Bank of America Corp.	7,662,740
68,301	Chubb (The) Corp.	3,617,904
47,822	Goldman Sachs Group (The), Inc.	9,151,696
49,734	Hartford Financial Services Group (The), Inc.	3,544,542
199,552	JPMorgan Chase & Co.	9,508,653
68,021	Lincoln National Corp.	3,656,809
83,091	Loews Corp.	3,498,962
59,672	MetLife, Inc.	3,631,041
47,642	Prudential Financial, Inc.	3,606,976
74,908	Travelers (The) Cos., Inc.	3,775,363
277,517	Wells Fargo & Co.	8,256,131
		82,510,151
	Health Care—10.0%
77,980	CIGNA Corp.	3,330,526
69,501	Eli Lilly & Co.	3,345,778
130,922	Johnson & Johnson	8,783,557
364,085	Pfizer, Inc.	7,321,749
49,606	WellPoint, Inc.*	2,467,899
		25,249,509

Number of Shares		Value
	Common Stocks (Continued)
	Industrials—4.6%
65,730	Norfolk Southern Corp.	$3,916,194
80,140	PACCAR, Inc.	3,792,225
105,894	Waste Management, Inc.	3,822,773
		11,531,192
	Information Technology—6.1%
71,242	International Business Machines Corp.	8,598,909
206,444	Symantec Corp.*	3,554,966
236,496	Xerox Corp.	3,303,849
		15,457,724
	Telecommunication Services—7.0%
232,898	AT&T, Inc.	9,015,481
224,393	Verizon Communications, Inc.	8,634,643
		17,650,124
	Utilities—5.8%
87,044	Dominion Resources, Inc.	3,776,839
198,204	Duke Energy Corp.	3,629,115
70,375	Edison International	3,671,464
92,312	PG&E Corp.	3,692,480
		14,769,898
	Total Common Stocks (Cost $260,303,097)	252,196,339
	Money Market Fund—0.1%
129,076	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $129,076)	129,076
	Total Investments (Cost $260,432,173)—99.9%	252,325,415
	Other assets less liabilities—0.1%	163,775
	Net Assets—100.0%	$252,489,190

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Mid Cap Growth Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—10.6%
75,745	Aeropostale, Inc.*	$2,407,934
79,286	Burger King Holdings, Inc.	2,212,079
385,702	DISH Network Corp., Class A*	11,509,348
63,221	Fossil, Inc.*	2,262,680
269,971	GameStop Corp., Class A*	14,859,203
429,211	Gemstar-TV Guide International, Inc.*	1,729,720
31,210	Morningstar, Inc.*	1,809,556
17,843	priceline.com, Inc.*	2,277,481
13,065	Strayer Education, Inc.	2,426,040
		41,494,041
	Consumer Staples—1.0%
75,914	Alberto-Culver Co.	1,910,755
38,053	Church & Dwight Co., Inc.	2,162,172
		4,072,927
	Energy—12.2%
269,214	Cameron International Corp.*	13,253,405
59,717	Dresser-Rand Group, Inc.*	2,183,851
201,837	FMC Technologies, Inc.*	13,563,446
53,174	Massey Energy Co.	2,782,595
232,710	Noble Corp.	13,096,919
33,232	Whiting Petroleum Corp.*	2,542,913
		47,423,129
	Financials—5.2%
5,749	Alleghany Corp.*	1,980,531
106,308	GFI Group, Inc.	1,249,119
43,678	Investment Technology Group, Inc.*	2,107,900
49,014	Nasdaq OMX (The) Group, Inc.*	1,786,560
81,347	SEI Investments Co.	1,892,945
624,922	TD Ameritrade Holding Corp.*	11,311,088
		20,328,143
	Health Care—11.2%
60,353	Applera Corp. - Applied Biosystems Group	1,925,864
120,645	C.R. Bard, Inc.	11,361,140
292,934	DENTSPLY International, Inc.	11,386,346
77,474	Endo Pharmaceuticals Holdings, Inc.*	1,923,679
42,555	Gen-Probe, Inc.*	2,398,400
34,012	Henry Schein, Inc.*	1,883,244
56,587	OSI Pharmaceuticals, Inc.*	1,960,740
57,796	Patterson Cos., Inc.*	1,976,623
30,823	Pediatrix Medical Group, Inc.*	2,096,580
60,876	Perrigo Co.	2,495,307
29,749	Techne Corp.*	2,157,397
34,131	Waters Corp.*	2,097,691
		43,663,011
	Industrials—19.1%
31,367	AGCO Corp.*	1,886,098
59,316	BE Aerospace, Inc.*	2,393,994
30,396	Brink's (The) Co.	2,211,309

Number of Shares		Value
	Common Stocks (Continued)
225,254	C.H. Robinson Worldwide, Inc.	$14,118,921
48,837	Copart, Inc.*	1,995,968
70,933	Covanta Holding Corp.*	1,888,946
48,256	Donaldson Co., Inc.	2,101,066
82,123	Fluor Corp.	12,554,143
142,438	Jacobs Engineering Group, Inc.*	12,296,673
45,130	Kirby Corp.*	2,474,929
43,866	Landstar System, Inc.	2,279,277
49,934	Manitowoc (The) Co., Inc.	1,888,504
218,999	McDermott International, Inc.*	11,733,966
45,821	Teledyne Technologies, Inc.*	2,691,067
50,508	URS Corp.*	2,037,493
		74,552,354
	Information Technology—33.0%
419,668	Activision, Inc.*	11,352,019
118,902	Altera Corp.	2,530,235
309,335	Amphenol Corp., Class A	14,285,090
54,441	Ansys, Inc.*	2,190,161
367,840	Autodesk, Inc.*	13,977,920
63,028	BMC Software, Inc.*	2,190,853
499,830	CA, Inc.	11,066,236
347,280	Citrix Systems, Inc.*	11,373,420
48,579	CommScope, Inc.*	2,309,931
45,976	Dolby Laboratories, Inc., Class A*	1,845,936
28,952	DST Systems, Inc.*	1,732,488
38,648	Factset Research Systems, Inc.	2,320,039
51,285	Global Payments, Inc.	2,269,874
234,203	Harris Corp.	12,653,988
51,559	Hewitt Associates, Inc., Class A*	2,113,919
61,147	McAfee, Inc.*	2,033,138
20,825	Mettler Toledo International, Inc.*	1,983,790
63,498	Micros Systems, Inc.*	2,263,704
528,954	NetApp, Inc.*	12,800,687
363,506	Paychex, Inc.	13,220,713
61,058	Zebra Technologies Corp., Class A*	2,243,882
		128,758,023
	Materials—0.6%
81,673	Crown Holdings, Inc.*	2,192,103
	Telecommunication Services—0.5%
32,291	United States Cellular Corp.*	1,780,849
	Utilities—6.5%
309,085	Mirant Corp.*	12,706,484
501,584	Reliant Energy, Inc.*	12,910,773
		25,617,257
	Total Investments (Cost $383,168,667)—99.9%	389,881,837
	Other assets less liabilities—0.1%	264,081
	Net Assets—100.0%	$390,145,918

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Mid Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—9.5%
4,936	Abercrombie & Fitch Co., Class A	$366,794
2,534	Aeropostale, Inc.*	80,556
1,364	Autoliv, Inc.	83,531
2,653	Burger King Holdings, Inc.	74,019
12,623	Coach, Inc.*	449,000
12,908	DISH Network Corp., Class A*	385,175
2,682	DreamWorks Animation SKG, Inc., Class A*	74,989
9,163	E.W. Scripps Co., Class A	411,510
2,115	Fossil, Inc.*	75,696
1,571	Meredith Corp.	50,916
126	NVR, Inc.*	77,301
3,902	RadioShack Corp.	54,238
1,364	Snap-On, Inc.	80,899
438	Strayer Education, Inc.	81,332
807	Whirlpool Corp.	58,733
		2,404,689
	Consumer Staples—7.3%
2,540	Alberto-Culver Co.	63,932
2,158	BJ's Wholesale Club, Inc.*	82,263
11,853	Campbell Soup Co.	412,484
1,273	Church & Dwight Co., Inc.	72,332
15,666	Coca-Cola Enterprises, Inc.	352,485
1,667	Hormel Foods Corp.	65,696
11,253	Pepsi Bottling Group (The), Inc.	379,339
30,302	Sara Lee Corp.	439,682
		1,868,213
	Energy—7.9%
9,010	Cameron International Corp.*	443,562
1,292	Cimarex Energy Co.	80,492
6,395	ENSCO International, Inc.	407,553
1,202	FMC Technologies, Inc.*	80,774
2,455	Mariner Energy, Inc.*	67,660
7,796	Noble Corp.	438,759
4,944	Noble Energy, Inc.	430,128
709	SEACOR Holdings, Inc.*	60,343
		2,009,271
	Financials—11.9%
2,632	American Financial Group, Inc.	72,169
9,197	AON Corp.	417,452
994	Arch Capital Group Ltd.*	70,226
6,119	Assurant, Inc.	397,735
1,418	Bank of Hawaii Corp.	77,749
1,832	Cincinnati Financial Corp.	65,769
1,634	Commerce Bancshares, Inc.	71,079
1,380	Erie Indemnity Co., Class A	73,720
702	Everest Re Group Ltd.	63,426
1,678	Federated Investors, Inc., Class B	56,179
3,582	GFI Group, Inc.	42,089
1,559	Hanover Insurance Group (The), Inc.	69,968

Number of Shares		Value
	Common Stocks (Continued)
2,830	HCC Insurance Holdings, Inc.	$69,844
1,462	Investment Technology Group, Inc.*	70,556
147	Markel Corp.*	63,857
1,493	Mercury General Corp.	74,486
1,640	Nasdaq OMX (The) Group, Inc.*	59,778
1,882	Odyssey Re Holdings Corp.	67,338
886	PartnerRe Ltd.	65,546
2,008	Philadelphia Consolidated Holding Co.*	74,055
1,281	ProAssurance Corp.*	67,803
1,244	Reinsurance Group of America, Inc.	64,663
1,472	Safeco Corp.	98,241
2,722	SEI Investments Co.	63,341
1,387	StanCorp Financial Group, Inc.	71,070
20,913	TD Ameritrade Holding Corp.*	378,525
1,130	Torchmark Corp.	73,156
1,010	Transatlantic Holdings, Inc.	65,499
2,364	W.R. Berkley Corp.	60,731
2,072	Willis Group Holdings Ltd.	72,002
		3,038,052
	Health Care—7.9%
9,173	AmerisourceBergen Corp.	371,965
2,020	Applera Corp. - Applied Biosystems Group	64,458
1,009	Beckman Coulter, Inc.	68,915
7,379	Coventry Health Care, Inc.*	330,063
4,038	CR Bard, Inc.	380,258
9,623	Forest Laboratories, Inc.*	334,014
1,138	Henry Schein, Inc.*	63,011
1,324	Kinetic Concepts, Inc.*	52,510
1,894	OSI Pharmaceuticals, Inc.*	65,627
1,934	Patterson Cos., Inc.*	66,143
1,031	Pediatrix Medical Group, Inc.*	70,129
996	Techne Corp.*	72,230
1,427	WellCare Health Plans, Inc.*	62,474
		2,001,797
	Industrials—21.5%
1,050	AGCO Corp.*	63,137
649	Alliant Techsystems, Inc.*	71,377
1,018	Brink's (The) Co.	74,060
7,539	C.H. Robinson Worldwide, Inc.	472,545
9,127	Cooper Industries Ltd., Class A	386,894
1,634	Copart, Inc.*	66,782
7,596	Cummins, Inc.	475,888
9,220	Dover Corp.	456,113
4,746	Eaton Corp.	416,889
2,749	Fluor Corp.	420,240
6,462	Goodrich Corp.	440,385
4,766	Jacobs Engineering Group, Inc.*	411,449
2,043	KBR, Inc.	58,920
1,510	Kirby Corp.*	82,808
1,468	Landstar System, Inc.	76,277
1,014	Lincoln Electric Holdings, Inc.	77,368

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
1,201	Manpower, Inc.	$80,623
7,329	McDermott International, Inc.*	392,688
5,922	Parker Hannifin Corp.	472,871
2,230	Republic Services, Inc.	70,892
1,182	Ryder System, Inc.	80,932
666	SPX Corp.	81,918
1,533	Teledyne Technologies, Inc.*	90,033
1,690	URS Corp.*	68,175
1,283	Watson Wyatt Worldwide, Inc., Class A	75,209
		5,464,473
	Information Technology—21.6%
14,045	Activision, Inc.*	379,917
3,979	Altera Corp.	84,673
10,352	Amphenol Corp., Class A	478,056
14,217	Analog Devices, Inc.	457,930
1,822	Ansys, Inc.*	73,299
12,309	Autodesk, Inc.*	467,743
2,109	BMC Software, Inc.*	73,309
16,727	CA, Inc.	370,336
6,411	Cadence Design Systems, Inc.*	71,354
1,625	CommScope, Inc.*	77,269
8,808	Computer Sciences Corp.*	383,941
4,715	Convergys Corp.*	74,120
969	DST Systems, Inc.*	57,985
1,717	Global Payments, Inc.	75,994
7,837	Harris Corp.	423,433
1,725	Hewitt Associates, Inc., Class A*	70,725
2,061	Lexmark International, Inc., Class A*	64,695
697	Mettler Toledo International, Inc.*	66,396
2,124	Micros Systems, Inc.*	75,721
4,134	National Semiconductor Corp.	84,292
3,072	NCR Corp.*	75,663
17,701	NetApp, Inc.*	428,364
3,083	Novellus Systems, Inc.*	67,394
12,165	Paychex, Inc.	442,441
4,295	QLogic Corp.*	68,548
3,572	SAIC, Inc.*	67,868
2,558	Sybase, Inc.*	75,256
2,933	Synopsys, Inc.*	67,782
5,679	Teradyne, Inc.*	75,474
2,205	Western Digital Corp.*	63,923
3,044	Xilinx, Inc.	75,400
2,043	Zebra Technologies Corp., Class A*	75,080
		5,494,381
	Materials—4.6%
1,294	AK Steel Holding Corp.	81,237
1,750	Celanese Corp., Series A	78,313
2,733	Crown Holdings, Inc.*	73,354
1,168	Lubrizol (The) Corp.	68,118
6,780	Owens-Illinois, Inc.*	373,917
6,175	PPG Industries, Inc.	378,959

Number of Shares		Value
	Common Stocks (Continued)
1,238	Sigma-Aldrich Corp.	$70,591
1,506	Terra Industries, Inc.*	57,017
		1,181,506
	Telecommunication Services—3.6%
1,881	CenturyTel, Inc.	61,038
9,125	Embarq Corp.	379,326
70,873	Qwest Communications International, Inc.	365,705
1,452	Telephone & Data Systems, Inc.	55,612
1,081	United States Cellular Corp.*	59,617
		921,298
	Utilities—4.2%
1,134	Energen Corp.	77,384
10,344	Mirant Corp.*	425,242
1,447	National Fuel Gas Co.	74,057
16,786	Reliant Energy, Inc.*	432,072
2,659	UGI Corp.	69,134
		1,077,889
	Total Common Stocks (Cost $25,169,018)	25,461,569
	Money Market Fund—0.4%
109,031	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $109,031)	109,031
	Total Investments (Cost $25,278,049)—100.4%	25,570,600
	Liabilities in excess of other assets—(0.4%)	(101,900)
	Net Assets—100.0%	$25,468,700

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Mid Cap Value Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—17.2%
8,923	Autoliv, Inc.	$546,445
17,545	DreamWorks Animation SKG, Inc., Class A*	490,558
10,660	E.W. Scripps Co., Class A	478,741
38,520	Fortune Brands, Inc.	2,604,722
54,168	J. C. Penney Co., Inc.	2,302,140
129,560	Mattel, Inc.	2,429,250
10,273	Meredith Corp.	332,948
6,234	Mohawk Industries, Inc.*	474,968
25,519	RadioShack Corp.	354,714
8,919	Snap-On, Inc.	528,986
9,173	Stanley Works (The)	442,506
3,459	Washington Post (The) Co., Class B	2,267,720
5,278	Whirlpool Corp.	384,133
		13,637,831
	Consumer Staples—14.1%
14,109	BJ's Wholesale Club, Inc.*	537,835
77,520	Campbell Soup Co.	2,697,696
33,247	Carolina Group	2,183,330
10,897	Hormel Foods Corp.	429,451
73,599	Pepsi Bottling Group (The), Inc.	2,481,022
198,187	Sara Lee Corp.	2,875,694
		11,205,028
	Energy—7.1%
8,448	Cimarex Energy Co.	526,310
32,340	Noble Energy, Inc.	2,813,580
4,638	SEACOR Holdings, Inc.*	394,740
40,980	Sunoco, Inc.	1,901,882
		5,636,512
	Financials—21.6%
17,212	American Financial Group, Inc.	471,953
60,157	AON Corp.	2,730,525
6,503	Arch Capital Group Ltd.*	459,437
40,019	Assurant, Inc.	2,601,234
9,273	Bank of Hawaii Corp.	508,439
11,979	Cincinnati Financial Corp.	430,046
10,692	Commerce Bancshares, Inc.	465,102
9,022	Erie Indemnity Co., Class A	481,955
4,595	Everest Re Group Ltd.	415,158
10,191	Hanover Insurance Group (The), Inc.	457,372
18,508	HCC Insurance Holdings, Inc.	456,777
959	Markel Corp.*	416,590
9,764	Mercury General Corp.	487,126
5,792	PartnerRe Ltd.	428,492
8,375	ProAssurance Corp.*	443,289
8,139	Reinsurance Group of America, Inc.	423,065
9,625	SAFECO Corp.	642,373
9,070	StanCorp Financial Group, Inc.	464,747
7,390	Torchmark Corp.	478,429
6,608	Transatlantic Holdings, Inc.	428,529

Number of Shares		Value
	Common Stocks (Continued)
109,257	Unum Group	$2,535,855
15,466	W.R. Berkley Corp.	397,322
13,556	Willis Group Holdings Ltd.	471,071
		17,094,886
	Health Care—3.1%
62,940	Forest Laboratories, Inc.*	2,184,648
10,135	Health Net, Inc.*	296,854
		2,481,502
	Industrials—12.5%
18,417	Continental Airlines, Inc., Class B*	331,138
60,301	Dover Corp.	2,983,090
31,044	Eaton Corp.	2,726,905
6,632	Lincoln Electric Holdings, Inc.	506,022
78,640	R.R. Donnelley & Sons Co.	2,409,530
14,585	Republic Services, Inc.	463,657
7,730	Ryder System, Inc.	529,273
		9,949,615
	Information Technology—7.9%
57,906	Brocade Communications Systems, Inc.*	414,607
41,930	Cadence Design Systems, Inc.*	466,681
57,609	Computer Sciences Corp.*	2,511,176
30,839	Convergys Corp.*	484,789
13,482	Lexmark International, Inc., Class A*	423,200
27,035	National Semiconductor Corp.	551,244
28,094	QLogic Corp.*	448,380
19,184	Synopsys, Inc.*	443,342
37,140	Teradyne, Inc.*	493,591
		6,237,010
	Materials—4.3%
11,448	Celanese Corp., Series A	512,298
7,662	Lubrizol (The) Corp.	446,848
40,386	PPG Industries, Inc.	2,478,489
		3,437,635
	Telecommunication Services—6.6%
12,306	CenturyTel, Inc.	399,330
59,684	Embarq Corp.	2,481,063
463,536	Qwest Communications International, Inc.	2,391,846
		5,272,239
	Utilities—5.6%
62,877	DTE Energy Co.	2,534,572
7,421	Energen Corp.	506,409
9,465	National Fuel Gas Co.	484,419
14,411	NSTAR	464,178
17,388	UGI Corp.	452,088
		4,441,666
	Total Common Stocks (Cost $84,625,281)	79,393,924

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Value Portfolio

April 30, 2008

Number of Shares		Value
	Money Market Fund—0.2%
184,493	Goldman Sachs Financial Square Prime Obiligations Institutional Share Class (Cost $184,493)	$184,493
	Total Investments (Cost $84,809,774)—100.2%	79,578,417
	Liabilities in excess of other assets—(0.2%)	(198,063)
	Net Assets—100.0%	$79,380,354

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Small Cap Growth Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—10.5%
5,078	Arbitron, Inc.	$242,932
4,733	Bright Horizons Family Solutions, Inc.*	224,392
19,712	Christopher & Banks Corp.	233,587
26,777	Corinthian Colleges, Inc.*	303,919
10,475	Deckers Outdoor Corp.*	1,446,283
10,004	Gaiam, Inc., Class A*	176,070
18,399	INVESTools, Inc.*	213,244
36,701	NetFlix, Inc.*	1,173,698
30,858	Warnaco Group (The), Inc.*	1,423,788
		5,437,913
	Energy—6.3%
53,983	Bois d'Arc Energy, Inc.*	1,290,194
31,929	Comstock Resources, Inc.*	1,452,450
16,018	ION Geophysical Corp.*	255,167
13,508	Petroquest Energy, Inc.*	280,696
		3,278,507
	Financials—5.1%
8,693	eHealth, Inc.*	235,146
37,304	Interactive Brokers Group, Inc., Class A*	1,177,686
50,044	optionsXpress Holdings, Inc.	1,074,445
7,493	Tower Group, Inc.	176,011
		2,663,288
	Health Care—25.3%
5,177	Air Methods Corp.*	207,598
89,569	Alkermes, Inc.*	1,113,343
21,678	Alliance Imaging, Inc.*	176,676
4,976	Amedisys, Inc.*	257,757
3,638	Analogic Corp.	209,512
7,896	CONMED Corp.*	201,506
11,697	Cubist Pharmaceuticals, Inc.*	226,454
15,701	Dionex Corp.*	1,228,131
54,287	Eclipsys Corp.*	1,127,541
46,867	Emergency Medical Services Corp., Class A*	1,057,788
17,799	eResearch Technology, Inc.*	216,792
19,949	Haemonetics Corp.*	1,141,681
21,482	Incyte Corp.*	233,080
8,529	Invacare Corp.	153,863
7,428	Martek Biosciences Corp.*	261,911
8,475	Matria Healthcare, Inc.*	216,113
10,379	Medicis Pharmaceutical Corp., Class A	213,807
33,821	Meridian Bioscience, Inc.	910,800
26,973	Owens & Minor, Inc.	1,222,416
42,185	Parexel International Corp.*	1,071,499
7,384	PharmaNet Development Group, Inc.*	176,182
12,165	PSS World Medical, Inc.*	200,358
12,957	Quidel Corp.*	207,442
21,404	Varian, Inc.*	1,090,106
		13,122,356

Number of Shares		Value
	Common Stocks (Continued)
	Industrials—9.9%
3,831	Advisory Board (The) Co.*	$178,601
5,577	Badger Meter, Inc.	290,394
23,919	CBIZ, Inc.*	212,162
3,460	Clean Harbors, Inc.*	228,256
5,127	CoStar Group, Inc.*	245,840
5,605	CRA International, Inc.*	193,260
3,736	Dynamic Materials Corp.	175,704
4,063	Esterline Technologies Corp.*	226,147
7,316	Exponent, Inc.*	246,842
6,502	II-VI, Inc.*	241,484
12,702	Interface, Inc., Class A	163,094
4,984	Kaydon Corp.	261,012
5,026	L.B. Foster Co., Class A*	161,335
5,316	Layne Christensen Co.*	226,834
3,131	Middleby (The) Corp.*	196,470
53,535	Orbital Sciences Corp.*	1,440,626
7,270	Raven Industries, Inc.	222,753
5,818	Waste Industries USA, Inc.	219,630
		5,130,444
	Information Technology—39.7%
8,754	Ansoft Corp.*	290,283
7,786	ATMI, Inc.*	229,220
8,144	Blackbaud, Inc.	191,303
9,067	Blue Coat Systems, Inc.*	191,404
6,357	Cabot Microelectronics Corp.*	216,456
11,013	Cognex Corp.	277,528
4,907	Comtech Telecommunications Corp.*	190,048
53,658	Euronet Worldwide, Inc.*	948,673
7,991	Forrester Research, Inc.*	230,460
61,292	Gartner, Inc.*	1,404,813
23,892	Harmonic, Inc.*	197,587
6,429	Hittite Microwave Corp.*	255,231
66,381	Informatica Corp.*	1,059,441
9,659	Intermec, Inc.*	203,998
21,678	Magma Design Automation, Inc.*	202,256
9,650	Manhattan Associates, Inc.*	250,997
26,294	ManTech International Corp., Class A*	1,256,064
12,793	Monolithic Power Systems, Inc.*	292,960
39,829	Net 1 UEPS Technologies, Inc.*	933,592
8,095	Power Integrations, Inc.*	252,321
40,610	Progress Software Corp.*	1,227,640
6,534	Quality Systems, Inc.	209,872
29,439	Rofin-Sinar Technologies, Inc.*	1,121,037
28,846	Sapient Corp.*	205,384
6,267	ScanSource, Inc.*	156,487
26,217	Secure Computing Corp.*	173,557
16,710	Semtech Corp.*	271,370
37,448	Silicon Laboratories, Inc.*	1,264,619
25,710	Sohu.com, Inc.*	1,777,331
48,842	Solera Holdings, Inc.*	1,260,612

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Growth Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
25,556	SonicWALL, Inc.*	$196,526
5,598	SPSS, Inc.*	236,460
48,293	SRA International, Inc., Class A*	1,268,657
12,679	SYKES Enterprises, Inc.*	210,725
7,818	Syntel, Inc.	258,854
24,526	Tivo, Inc.*	201,849
15,371	Tyler Technologies, Inc.*	222,418
57,663	Verigy Ltd. (Singapore)*	1,232,258
		20,570,291
	Materials—0.4%
13,028	Calgon Carbon Corp.*	185,649
	Telecommunication Services—0.5%
9,980	NTELOS Holdings Corp.	258,282
	Utilities—2.3%
50,590	Cleco Corp.	1,214,666
	Total Investments (Cost $51,098,786)—100.0%	51,861,396
	Liabilities in excess of other assets—(0.0%)	(15,146)
	Net Assets—100.0%	$51,846,250

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Small Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.8%
	Consumer Discretionary—13.5%
7,538	AnnTaylor Stores Corp.*	$190,711
793	Arbitron, Inc.	37,937
2,724	Bebe Stores, Inc.	27,213
1,677	Blyth, Inc.	28,241
733	Buckle (The), Inc.	35,609
1,708	Charlotte Russe Holding, Inc.*	27,123
3,080	Christopher & Banks Corp.	36,498
4,382	Columbia Sportswear Co.	183,869
1,841	Cooper Tire & Rubber Co.	24,191
4,184	Corinthian Colleges, Inc.*	47,488
840	Gymboree (The) Corp.*	36,305
6,893	Jack in the Box, Inc.*	184,388
1,190	JAKKS Pacific, Inc.*	27,953
7,860	Men's Wearhouse (The), Inc.	209,312
1,728	Movado Group, Inc.	37,740
5,734	NetFlix, Inc.*	183,373
4,743	Polaris Industries, Inc.	220,787
699	Pre-Paid Legal Services, Inc.*	30,574
1,939	Rent-A-Center, Inc.*	41,747
5,193	Scholastic Corp.*	146,183
4,821	Warnaco Group (The), Inc.*	222,440
1,660	Winnebago Industries, Inc.	26,709
6,834	Wolverine World Wide, Inc.	196,409
		2,202,800
	Consumer Staples—5.8%
7,229	Casey's General Stores, Inc.	159,978
608	Coca-Cola Bottling Co. Consolidated	34,790
896	Lancaster Colony Corp.	34,218
947	Nash Finch Co.	34,641
3,265	Ralcorp Holdings, Inc.*	199,296
5,615	Ruddick Corp.	217,300
3,182	Universal Corp.	204,253
1,809	Vector Group Ltd.	31,169
1,070	WD-40 Co.	33,298
		948,943
	Energy—3.8%
4,405	Berry Petroleum Co., Class A	218,135
1,549	Bois d'Arc Energy, Inc.*	37,021
630	Bristow Group, Inc.*	33,233
582	Lufkin Industries, Inc.	43,912
4,295	Oil States International, Inc.*	215,008
656	Stone Energy Corp.*	39,977
841	Trico Marine Services, Inc.*	31,697
		618,983
	Financials—16.7%
1,991	Amtrust Financial Services, Inc.	30,960
790	BancFirst Corp.	34,547
894	City Holding Co.	37,173
2,358	CNA Surety Corp.*	31,196

Number of Shares		Value
	Common Stocks (Continued)
1,505	Community Bank System, Inc.	$38,362
6,004	Delphi Financial Group, Inc., Class A	163,429
1,939	Employers Holdings, Inc.	36,996
1,131	FBL Financial Group, Inc., Class A	31,317
1,274	First Citizens BancShares, Inc., Class A	179,341
3,233	GAMCO Investors, Inc., Class A	148,750
4,888	Hancock Holding Co.	201,728
990	Harleysville Group, Inc.	36,086
1,913	Horace Mann Educators Corp.	32,368
827	Infinity Property & Casualty Corp.	32,055
5,839	Interactive Brokers Group, Inc., Class A*	184,337
6,677	IPC Holdings Ltd.	194,367
11,297	Knight Capital Group, Inc., Class A*	211,367
1,209	National Interstate Corp.	27,505
608	Navigators Group (The), Inc.*	29,792
7,818	optionsXpress Holdings, Inc.	167,852
637	RLI Corp.	30,576
897	Safety Insurance Group, Inc.	32,202
1,400	Selective Insurance Group, Inc.	29,848
1,225	State Auto Financial Corp.	33,749
3,998	SVB Financial Group*	194,543
3,465	TradeStation Group, Inc.*	32,328
4,730	UMB Financial Corp.	234,797
1,773	United America Indemnity Ltd., Class A*	27,411
968	United Fire & Casualty Co.	31,896
3,826	Westamerica Bancorp	223,591
		2,720,469
	Health Care—10.2%
809	Air Methods Corp.*	32,441
777	Amedisys, Inc.*	40,249
2,054	AMN Healthcare Services, Inc.*	29,968
568	Analogic Corp.	32,711
1,856	Centene Corp.*	34,095
698	Chemed Corp.	23,802
1,233	CONMED Corp.*	31,466
956	Datascope Corp.	35,812
2,452	Dionex Corp.*	191,794
2,781	eResearch Technology, Inc.*	33,873
1,542	Gentiva Health Services, Inc.*	33,523
3,116	Haemonetics Corp.*	178,329
1,896	Healthspring, Inc.*	31,929
3,356	Incyte Corp.*	36,413
1,332	Invacare Corp.	24,029
4,179	Magellan Health Services, Inc.*	161,268
1,161	Martek Biosciences Corp.*	40,937
1,622	Medicis Pharmaceutical Corp., Class A	33,413
971	Meridian Bioscience, Inc.	26,149
1,051	Molina Healthcare, Inc.*	26,096
4,215	Owens & Minor, Inc.	191,023
1,154	Pharmanet Development Group, Inc.*	27,534
2,024	Quidel Corp.*	32,404

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
1,544	Res-Care, Inc.*	$25,152
1,646	Triple-S Management Corp., Class B*	30,023
10,541	Universal American Financial Corp.*	113,105
3,344	Varian, Inc.*	170,310
		1,667,848
	Industrials—21.5%
6,736	Actuant Corp., Class A	228,149
1,350	Administaff, Inc.	35,357
599	Advisory Board (The) Co.*	27,925
301	Ameron International Corp.	29,739
6,551	Applied Industrial Technologies, Inc.	158,272
658	Atlas Air Worldwide Holdings, Inc.*	39,927
870	Badger Meter, Inc.	45,301
2,788	Blount International, Inc.*	34,488
3,738	CBIZ, Inc.*	33,156
1,162	Columbus McKinnon Corp.*	32,896
876	CRA International, Inc.*	30,204
1,301	Cubic Corp.	35,270
1,597	Deluxe Corp.	33,952
2,317	Dollar Thrifty Automotive Group, Inc.*	30,561
583	Dynamic Materials Corp.	27,418
1,127	EnPro Industries, Inc.*	40,910
1,143	Exponent, Inc.*	38,565
1,673	First Advantage Corp., Class A*	34,313
869	G&K Services, Inc., Class A	27,400
4,907	Gardner Denver, Inc.*	227,930
1,100	GeoEye, Inc.*	25,333
11,304	GrafTech International Ltd.*	222,124
12,952	Heartland Express, Inc.	200,367
972	Heidrick & Struggles International, Inc.	29,092
6,126	HNI Corp.	133,363
1,108	Hub Group, Inc., Class A*	36,221
1,016	II-VI, Inc.*	37,734
1,984	Interface, Inc., Class A	25,475
778	Kaydon Corp.	40,744
1,973	Korn/Ferry International*	36,816
831	Layne Christensen Co.*	35,459
4,515	Mine Safety Appliances Co.	167,823
1,157	Mueller Industries, Inc.	37,452
1,220	Old Dominion Freight Line, Inc.*	37,454
8,364	Orbital Sciences Corp.*	225,075
2,572	Pike Electric Corp.*	41,255
1,135	Raven Industries, Inc.	34,776
1,701	Republic Airways Holdings, Inc.*	28,679
977	Robbins & Myers, Inc.	38,943
2,244	Rush Enterprises, Inc., Class A*	36,173
8,186	SkyWest, Inc.	155,780
2,256	Textainer Group Holdings Ltd.	38,578
2,662	TrueBlue, Inc.*	33,887
9,009	United Rentals, Inc.*	169,730
5,232	Wabtec Corp.	224,348

Number of Shares		Value
	Common Stocks (Continued)
911	Waste Industries USA, Inc.	$34,390
10,179	Werner Enterprises, Inc.	197,982
		3,516,786
	Information Technology—20.8%
2,617	Acxiom Corp.	30,959
9,831	ADTRAN, Inc.	232,601
15,464	Amkor Technology, Inc.*	147,681
1,367	Ansoft Corp.*	45,330
993	Cabot Microelectronics Corp.*	33,812
1,374	Checkpoint Systems, Inc.*	35,628
767	Comtech Telecommunications Corp.*	29,706
4,600	EarthLink, Inc.*	41,998
2,235	Emulex Corp.*	29,256
16,241	Fairchild Semiconductor International, Inc.*	211,783
1,005	Hittite Microwave Corp.*	39,899
10,372	Informatica Corp.*	165,537
21,583	Integrated Device Technology, Inc.*	230,722
1,546	j2 Global Communications, Inc.*	33,084
1,948	JDA Software Group, Inc.*	36,817
1,066	Littelfuse, Inc.*	39,186
1,507	Manhattan Associates, Inc.*	39,197
4,109	ManTech International Corp., Class A*	196,287
4,525	Micrel, Inc.	44,436
499	MicroStrategy, Inc., Class A*	44,276
2,918	MPS Group, Inc.*	31,310
1,764	Plantronics, Inc.	43,941
1,343	Plexus Corp.*	32,353
1,265	Power Integrations, Inc.*	39,430
1,165	Progress Software Corp.*	35,218
1,021	Quality Systems, Inc.	32,795
12,726	Quest Software, Inc.*	169,510
846	Rofin-Sinar Technologies, Inc.*	32,216
1,050	Rogers Corp.*	35,952
979	ScanSource, Inc.*	24,446
2,611	Semtech Corp.*	42,403
5,851	Silicon Laboratories, Inc.*	197,588
5,009	Smart Modular Technologies (WWH), Inc.*	30,204
4,018	Sohu.com, Inc.*	277,765
3,992	SonicWALL, Inc.*	30,698
875	SPSS, Inc.*	36,960
7,545	SRA International, Inc., Class A*	198,207
1,174	Standard Microsystems Corp.*	34,809
1,221	Syntel, Inc.	40,427
25,685	TIBCO Software, Inc.*	197,004
7,047	TriQuint Semiconductor, Inc.*	46,440
1,654	Verigy Ltd. (Singapore)*	35,346
1,149	Wright Express Corp.*	37,917
		3,391,134
	Materials—4.5%
21,923	Chemtura Corp.	151,707
2,526	Glatfelter	36,854

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
797	Koppers Holdings, Inc.	$38,607
552	Minerals Technologies, Inc.	37,392
497	NewMarket Corp.	32,270
9,422	Olin Corp.	190,043
2,991	OM Group, Inc.*	163,787
1,240	Rock-Tenn Co., Class A	42,073
1,234	Sensient Technologies Corp.	36,736
		729,469
	Telecommunication Services—0.4%
1,082	Atlantic Tele-Network, Inc.	33,683
2,354	Premiere Global Services, Inc.*	34,180
		67,863
	Utilities—2.6%
5,063	Black Hills Corp.	197,507
974	Laclede Group (The), Inc.	36,837
7,762	Portland General Electric Co.	186,288
		420,632
	Total Common Stocks (Cost $15,980,838)	16,284,927
	Money Market Fund—0.5%
78,559	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $78,559)	78,559
	Total Investments (Cost $16,059,397)—100.3%	16,363,486
	Liabilities in excess of other assets—(0.3%)	(49,969)
	Net Assets—100.0%	$16,313,517

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—15.0%
84,028	AnnTaylor Stores Corp.*	$2,125,908
18,695	Blyth, Inc.	314,824
10,178	CBRL Group, Inc.	375,975
19,041	Charlotte Russe Holding, Inc.*	302,371
48,834	Columbia Sportswear Co.	2,049,075
9,364	Gymboree (The) Corp.*	404,712
23,478	Helen of Troy Ltd.*	397,013
76,830	Jack in the Box, Inc.*	2,055,203
13,263	JAKKS Pacific, Inc.*	311,548
52,864	Polaris Industries, Inc.	2,460,820
21,616	Rent-A-Center, Inc.*	465,392
10,632	Scholastic Corp.*	299,291
76,164	Wolverine World Wide, Inc.	2,188,953
		13,751,085
	Consumer Staples—9.2%
6,779	Coca-Cola Bottling Co. Consolidated	387,894
9,984	Lancaster Colony Corp.	381,289
10,571	Nash Finch Co.	386,687
36,399	Ralcorp Holdings, Inc.*	2,221,795
62,585	Ruddick Corp.	2,422,040
35,466	Universal Corp.	2,276,563
11,927	WD-40 Co.	371,168
		8,447,436
	Energy—6.7%
49,096	Berry Petroleum Co., Class A	2,431,234
6,486	Lufkin Industries, Inc.	489,369
47,873	Oil States International, Inc.*	2,396,522
7,304	Stone Energy Corp.*	445,106
9,381	Trico Marine Services, Inc.*	353,570
		6,115,801
	Financials—22.3%
22,198	Amtrust Financial Services, Inc.	345,179
8,799	BancFirst Corp.	384,780
9,954	City Holding Co.	413,887
26,272	CNA Surety Corp.*	347,579
16,775	Community Bank System, Inc.	427,595
66,920	Delphi Financial Group, Inc., Class A	1,821,562
21,616	Employers Holdings, Inc.	412,433
12,605	FBL Financial Group, Inc., Class A	349,032
14,194	First Citizens BancShares, Inc., Class A	1,998,089
11,040	Harleysville Group, Inc.	402,408
21,330	Horace Mann Educators Corp.	360,904
9,229	Infinity Property & Casualty Corp.	357,716
74,422	IPC Holdings Ltd.	2,166,424
125,909	Knight Capital Group, Inc., Class A*	2,355,758
13,471	National Interstate Corp.	306,465
6,774	Navigators Group (The), Inc.*	331,926
32,575	Phoenix (The) Cos., Inc.	423,475
7,098	RLI Corp.	340,704

Number of Shares		Value
	Common Stocks (Continued)
9,995	Safety Insurance Group, Inc.	$358,821
15,602	Selective Insurance Group	332,635
13,659	State Auto Financial Corp.	376,305
52,726	UMB Financial Corp.	2,617,320
19,760	United America Indemnity Ltd., Class A*	305,490
10,793	United Fire & Casualty Co.	355,629
42,644	Westamerica Bancorp	2,492,116
		20,384,232
	Health Care—1.2%
20,687	Centene Corp.*	380,020
21,123	Healthspring, Inc.*	355,711
18,353	TRIPLE-S Management Corp., Class B*	334,759
		1,070,490
	Industrials—15.3%
13,413	Applied Industrial Technologies, Inc.	324,058
13,880	Arkansas Best Corp.	547,982
7,326	Atlas Air Worldwide Holdings, Inc.*	444,542
12,944	Columbus McKinnon Corp.*	366,445
14,498	Cubic Corp.	393,041
17,797	Deluxe Corp.	378,364
12,554	EnPro Industries, Inc.*	455,710
18,639	First Advantage Corp., Class A*	382,286
9,690	G&K Services, Inc., Class A	305,526
10,829	Heidrick & Struggles International, Inc.	324,112
68,280	HNI Corp.	1,486,456
21,988	Korn/Ferry International*	410,296
12,903	Mueller Industries, Inc.	417,670
13,604	Old Dominion Freight Line, Inc.*	417,643
18,963	Republic Airways Holdings, Inc.*	319,716
25,014	Rush Enterprises, Inc., Class A*	403,226
91,244	Skywest, Inc.	1,736,373
25,151	Textainer Group Holdings Ltd.	430,082
29,681	TrueBlue, Inc.*	377,839
100,415	United Rentals, Inc.*	1,891,819
113,454	Werner Enterprises, Inc.	2,206,679
		14,019,865
	Information Technology—14.5%
29,167	Acxiom Corp.	345,046
109,573	ADTRAN, Inc.	2,592,498
172,359	Amkor Technology, Inc.*	1,646,028
51,275	EarthLink, Inc.*	468,141
24,914	Emulex Corp.*	326,124
181,016	Fairchild Semiconductor International, Inc.*	2,360,449
240,564	Integrated Device Technology, Inc.*	2,571,629
50,438	Micrel, Inc.	495,301
32,518	MPS Group, Inc.*	348,918
11,885	MTS Systems Corp.	408,606
19,655	Plantronics, Inc.	489,606
11,702	Rogers Corp.*	400,676

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Value Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
55,830	Smart Modular Technologies (WWH), Inc.*	$336,655
78,541	TriQuint Semiconductor, Inc.*	517,585
		13,307,262
	Materials—7.9%
244,351	Chemtura Corp.	1,690,909
16,295	H.B. Fuller Co.	376,089
8,876	Koppers Holdings, Inc.	429,953
5,537	NewMarket Corp.	359,517
105,012	Olin Corp.	2,118,092
33,345	OM Group, Inc.*	1,825,972
13,817	Rock-Tenn Co., Class A	468,811
		7,269,343
	Telecommunication Services—0.4%
12,056	Atlantic Tele-Network, Inc.	375,303
	Utilities—7.4%
56,441	Black Hills Corp.	2,201,763
10,856	Laclede Group (The), Inc.	410,574
86,512	Portland General Electric Co.	2,076,288
64,710	WGL Holdings, Inc.	2,122,488
		6,811,113
	Total Common Stocks (Cost $90,900,047)	91,551,930
	Money Market Fund—0.0%
24,622	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $24,622)	24,622
	Total Investments (Cost $90,924,669)—99.9%	91,576,552
	Other assets less liabilities—0.1%	90,174
	Net Assets—100.0%	$91,666,726

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.7%
	Consumer Discretionary—9.6%
231	1-800-FLOWERS.COM, Inc., Class A*	$2,037
131	A.C. Moore Arts & Crafts, Inc.*	866
182	AFC Enterprises, Inc.*	1,884
193	Aftermarket Technology Corp.*	4,422
92	Alloy, Inc.*	636
170	Ambassadors Group, Inc.	3,308
71	Ambassadors International, Inc.	358
104	America's Car-Mart, Inc.*	1,497
190	Amerigon, Inc.*	2,789
104	Arctic Cat, Inc.	788
181	Audiovox Corp., Class A*	1,977
54	Avatar Holdings, Inc.*	2,206
1,000	Ballard Power Systems, Inc. (Canada)*	4,210
103	Bassett Furniture Industries, Inc.	1,230
41	Benihana, Inc.*	426
78	Benihana, Inc., Class A*	810
194	Big 5 Sporting Goods Corp.	1,783
230	BJ's Restaurants, Inc.*	3,206
93	Bon-Ton Stores (The), Inc.	816
104	Books-A-Million, Inc.	842
115	Buffalo Wild Wings, Inc.*	3,536
136	Cache, Inc.*	1,667
254	California Pizza Kitchen, Inc.*	3,960
83	Carmike Cinemas, Inc.	681
95	Carrols Restaurant Group, Inc.*	765
364	Casual Male Retail Group, Inc.*	1,572
56	Cavco Industries, Inc.*	2,236
154	Century Casinos, Inc.*	511
164	Charlotte Russe Holding, Inc.*	2,604
3,504	Charter Communications, Inc., Class A*	3,749
78	Cherokee, Inc.	2,262
92	Citi Trends, Inc.*	1,945
157	Conn's, Inc.*	2,768
68	Core-Mark Holding Co., Inc.*	1,949
359	Cosi, Inc.*	829
129	Crown Media Holdings, Inc., Class A*	588
241	Cumulus Media, Inc., Class A*	1,422
269	dELiA*s, Inc.*	683
818	Denny's Corp.*	2,577
156	DG FastChannel, Inc.*	2,909
107	Dixie Group, Inc.*	835
632	Drugstore.Com, Inc.*	1,498
41	DXP Enterprises, Inc.*	1,692
267	Eddie Bauer Holdings, Inc.*	1,063
138	Einstein Noah Restaurant Group, Inc.*	1,553
267	Emmis Communications Corp., Class A*	830
193	Empire Resorts, Inc.*	519
111	Escalade, Inc.	766
658	Exide Technologies*	9,601
140	FGX International Holdings Ltd.*	1,827
430	Finish Line (The), Inc., Class A	2,825

Number of Shares		Value
	Common Stocks (Continued)
57	Fisher Communications, Inc.*	$1,867
353	Fred's, Inc., Class A	3,911
102	Fuel Systems Solutions, Inc.*	1,904
126	Gaiam, Inc., Class A*	2,218
107	G-III Apparel Group Ltd.*	1,578
265	Great Wolf Resorts, Inc.*	1,619
461	Harris Interactive, Inc.*	1,153
875	Hayes Lemmerz International, Inc.*	2,625
71	Heelys, Inc.*	309
202	Helen of Troy Ltd.*	3,416
80	Home Inns & Hotels Management, Inc. ADR (China)*	1,793
104	Hooker Furniture Corp.	2,181
381	HOT Topic, Inc.*	2,023
352	Imax Corp. (Canada)*	2,330
573	INVESTools, Inc.*	6,641
43	iRobot Corp.*	690
460	Jamba, Inc.*	1,155
157	Jos. A Bank Clothiers, Inc.*	3,832
309	Knology, Inc.*	3,961
232	K-Swiss, Inc., Class A	3,399
160	Lakes Entertainment, Inc.*	742
82	Lifetime Brands, Inc.	699
68	Lincoln Educational Services Corp.*	794
199	LodgeNet Interactive Corp.*	1,218
128	McCormick & Schmick's Seafood Restaurants, Inc.*	1,540
230	MDC Partners, Inc., Class A (Canada)*	1,888
515	Mediacom Communications Corp., Class A*	2,209
125	Monarch Casino & Resort, Inc.*	1,655
162	Monro Muffler, Inc.	2,673
304	Morgans Hotel Group Co.*	4,253
52	Mothers Work, Inc.*	727
241	MTR Gaming Group, Inc.*	1,477
230	Multimedia Games, Inc.*	980
120	NET Servicos de Comunicacao S.A. ADR (Brazil)	1,638
209	New Frontier Media, Inc.	1,097
481	NexCen Brands, Inc.*	1,472
155	Noble International Ltd.	969
194	O'Charleys, Inc.	2,250
118	Outdoor Channel Holdings, Inc.*	881
155	Overstock.com, Inc.*	2,979
200	Palm Harbor Homes, Inc.*	1,722
211	Parent (The) Co.*	570
121	Peet's Coffee & Tea, Inc.*	2,811
96	Perry Ellis International, Inc.*	2,193
161	PetMed Express, Inc.*	1,806
263	Premier Exhibitions, Inc.*	1,528
212	Princeton Review, Inc.*	1,603
233	Private Media Group Ltd.*	291
543	Progressive Gaming International Corp.*	929

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
577	Radio One, Inc., Class D*	$577
166	RC2 Corp.*	3,071
330	RCN Corp.	3,782
254	Restoration Hardware, Inc.*	1,105
45	RRSat Global Communications Network Ltd.	637
151	Ruth's Chris Steak House, Inc.*	1,110
120	Salem Communications Corp., Class A	408
391	Select Comfort Corp.*	1,181
57	Shiloh Industries, Inc.	560
83	Shoe Carnival, Inc.*	1,160
308	Shuffle Master, Inc.*	1,512
104	Shutterfly, Inc.*	1,700
248	Silverleaf Resorts, Inc.*	546
231	Sinclair Broadcast Group, Inc., Class A	2,030
262	Smith & Wesson Holding Corp.*	1,965
453	Source Interlink Cos., Inc,*	639
286	Spartan Motors, Inc.	2,686
130	Stamps.com, Inc.*	1,782
91	Stanley Furniture Co., Inc.	1,117
273	Stein Mart, Inc.	1,455
176	Steven Madden Ltd.*	3,328
31	Strattec Security Corp.	1,140
814	Syntax-Brillian Corp.*	993
92	Town Sports International Holdings, Inc.*	683
204	Trans World Entertainment Corp.*	741
154	True Religion Apparel, Inc.*	2,827
203	Trump Entertainment Resorts, Inc.*	566
274	Tuesday Morning Corp.	1,491
127	Universal Electronics, Inc.*	3,264
104	US Auto Parts Network, Inc.*	363
236	ValueVision Media, Inc., Class A*	1,319
116	VCG Holding Corp.*	510
143	West Marine, Inc.*	715
818	Wet Seal (The), Inc., Class A*	2,838
101	Weyco Group, Inc.	2,758
157	Wonder Auto Technology, Inc.*	1,195
372	WorldSpace, Inc., Class A*	554
		246,820
	Consumer Staples—3.2%
95	AgFeed Industries, Inc. (China)*	1,585
48	Alico, Inc.	1,917
156	Andersons (The), Inc.	7,091
21	Arden Group, Inc., Class A	2,814
125	Calavo Growers, Inc.	2,059
140	Cal-Maine Foods, Inc.	4,137
194	Central Garden & Pet Co.*	999
417	Central Garden & Pet Co., Class A*	2,093
44	Coca-Cola Bottling Co. Consolidated	2,518
372	Cresud S.A. ADR (Argentina)	6,083
140	Diamond Foods, Inc.	2,990

Number of Shares		Value
	Common Stocks (Continued)
70	Farmer Bros. Co.	$1,730
156	Green Mountain Coffee Roasters, Inc.*	5,023
103	Imperial Sugar Co.	1,624
54	Ingles Markets, Inc., Class A	1,232
72	Inter Parfums, Inc.	2,085
122	J & J Snack Foods Corp.	3,494
229	Jones Soda Co.*	742
174	Mannatech, Inc.	1,136
108	MGP Ingredients, Inc.	791
117	Nash Finch Co.	4,280
120	National Beverage Corp.	967
97	Nutraceutical International Corp.*	1,091
86	Origin Agritech Ltd. (British Virgin Islands)*	549
123	Physicians Formula Holdings, Inc.*	1,422
259	PriceSmart, Inc.	7,395
105	Reliv International, Inc.	709
548	Smart Balance, Inc.*	4,055
189	Spartan Stores, Inc.	3,946
559	SunOpta, Inc. (Canada)*	3,091
74	Susser Holdings Corp.*	1,131
170	Zhongpin, Inc. (China)*	1,785
		82,564
	Energy—4.9%
103	APCO Argentina, Inc. (Argentina)	2,536
131	A-Power Energy Generation Systems Ltd.*	2,066
400	Brigham Exploration Co.*	3,776
114	Bronco Drilling Co., Inc.*	1,961
50	Clayton Williams Energy, Inc.*	3,160
116	Clean Energy Fuels Corp.*	1,510
63	Dampskibsselskabet Torm A/S ADR (Denmark)	2,075
67	Dawson Geophysical Co.*	4,847
80	Double Eagle Petroleum Co.*	1,451
248	Edge Petroleum Corp.*	1,295
176	EnGlobal Corp.*	1,769
331	FX Energy, Inc.*	1,648
169	GeoMet, Inc.*	1,141
116	GMX Resources, Inc.*	4,215
124	Gulf Island Fabrication, Inc.	4,903
278	Gulfport Energy Corp.*	3,222
1,607	Ivanhoe Energy, Inc. (Canada)*	3,134
186	James River Coal Co.*	4,135
150	Knightsbridge Tankers Ltd. (Bermuda)	4,329
244	Matrix Service Co.*	4,907
85	Mitcham Industries, Inc.*	1,590
229	NGAS Resources, Inc.*	1,562
39	OYO Geospace Corp.*	1,888
353	Pacific Ethanol, Inc.*	1,211
361	Parallel Petroleum Corp.*	7,649
109	PHI, Inc.*	4,095
6	PrimeEnergy Corp.*	342

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
197	Quest Resource Corp.*	$1,741
266	RAM Energy Resources, Inc.*	1,343
135	Rex Energy Corp.*	2,930
146	StealthGas, Inc. (Greece)	2,342
90	Superior Offshore International, Inc.*	13
154	Superior Well Services, Inc.*	3,667
106	T-3 Energy Services, Inc.*	5,597
320	Tesco Corp. (Canada)*	8,885
170	TOP Ships, Inc. (Greece)*	1,428
127	Toreador Resources Corp.*	1,043
522	Transglobe Energy Corp. (Canada)*	2,380
33	Trico Marine Services, Inc.*	1,244
299	TXCO Resources, Inc.*	3,821
96	Union Drilling, Inc.*	1,623
453	Uranium Resources, Inc.*	2,700
416	Verenium Corp.*	1,248
509	Warren Resources, Inc.*	6,250
		124,672
	Financials—17.0%
160	1st Source Corp.	3,171
72	21st Century Holding Co.	918
214	Abington Bancorp, Inc.	2,238
95	Advanta Corp., Class A	721
248	Advanta Corp., Class B	2,177
134	Affirmative Insurance Holdings, Inc.	1,049
196	AMCORE Financial, Inc.	2,438
30	American Bancorp of New Jersey	315
92	American Physicians Capital, Inc.	4,264
149	AmericanWest Bancorp	544
118	Ameris Bancorp	1,768
164	Amerisafe, Inc.*	2,339
202	Ampal American Israel Corp., Class A*	1,246
187	Anchor Bancorp Wisconsin, Inc.	2,841
93	Arrow Financial Corp.	2,163
134	Asset Acceptance Capital Corp.	1,615
122	Asta Funding, Inc.	1,741
82	Baldwin & Lyons, Inc., Class B	1,949
120	Bancorp (The), Inc.*	1,327
42	Bancorp Rhode Island, Inc.	1,407
154	BancTrust Financial Group, Inc.	1,662
111	Bank of Florida Corp.*	1,231
138	Bank of Granite Corp.	1,449
45	Bank of Marin Bancorp	1,305
109	Bank of the Ozarks, Inc.	2,720
195	BankFinancial Corp.	3,128
306	BankUnited Financial Corp., Class A	1,203
140	Banner Corp.	3,024
92	Berkshire Hills Bancorp, Inc.	2,354
123	Beverly Hills Bancorp, Inc.	252
130	BGC Partners, Inc., Class A*	1,253
62	Brooke Corp.	114

Number of Shares		Value
	Common Stocks (Continued)
113	Capital City Bank Group, Inc.	$2,966
94	Capital Corp. of the West	644
25	Capital Southwest Corp.	2,974
213	Cardinal Financial Corp.	1,640
245	Cascade Bancorp	2,234
106	Cascade Financial Corp.	1,149
100	Castlepoint Holdings Ltd. (Bermuda)	920
460	Centennial Bank Holdings, Inc.*	2,880
115	Center Bancorp, Inc.	1,114
107	Center Financial Corp.	1,114
109	Centerstate Banks of Florida, Inc.	1,504
95	CFS Bancorp, Inc.	1,363
72	Citizens First Bancorp, Inc.	573
137	City Bank	2,482
119	Clifton Savings Bancorp, Inc.	1,190
102	CNinsure, Inc. ADR (Cayman Islands)*	1,433
151	CoBiz Financial, Inc.	1,678
87	Columbia Bancorp	902
156	Columbia Banking System, Inc.	4,224
90	Community Bancorp*	999
132	Community Trust Bancorp, Inc.	3,968
362	Corus Bankshares, Inc.	2,653
140	Cowen Group, Inc.*	931
156	Danvers Bancorp, Inc.*	1,741
297	Dime Community Bancshares, Inc.	5,545
211	Dollar Financial Corp.*	4,553
128	Donegal Group, Inc., Class A	2,175
64	eHealth, Inc.*	1,731
24	EMC Insurance Group, Inc.	701
66	Encore Bancshares, Inc.*	1,156
201	Encore Capital Group, Inc.*	1,347
110	Enterprise Financial Services Corp.	2,360
89	Epoch Holding Corp.	1,058
335	EZCORP, Inc., Class A*	4,067
64	Farmers Capital Bank Corp.	1,569
61	Fidelity Southern Corp.	467
73	Financial Institutions, Inc.	1,424
125	First Bancorp	2,353
318	First Busey Corp.	6,307
269	First Cash Financial Services, Inc.*	3,992
98	First Community Bancshares, Inc.	3,275
71	First Defiance Financial Corp.	1,327
245	First Financial Bancorp	3,214
87	First Financial Corp.	2,767
102	First Financial Holdings, Inc.	2,449
158	First Merchants Corp.	4,040
144	First Place Financial Corp.	1,800
79	First Regional Bancorp*	1,173
147	First Security Group, Inc.	1,348
86	First South Bancorp, Inc.	1,921
176	First State Bancorporation	1,637
185	Flushing Financial Corp.	3,611

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
222	FNB Corp.	$3,432
100	FNB United Corp.	1,100
63	Fox Chase Bancorp, Inc.*	735
80	FPIC Insurance Group, Inc.*	3,722
222	Franklin Bank Corp.*	344
138	FX Real Estate & Entertainment, Inc.*	664
124	GB&T Bancshares, Inc.	1,069
96	German American Bancorp, Inc.	1,219
88	Great Southern Bancorp, Inc.	1,327
113	Greene Bankshares, Inc.	2,263
52	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	911
366	Grupo Financiero Galicia S.A. ADR (Argentina)*	2,295
182	Hallmark Financial Services, Inc.*	1,971
301	Hanmi Financial Corp.	2,104
274	Harleysville National Corp.	3,962
203	Harris & Harris Group, Inc.*	1,614
145	Heartland Financial USA, Inc.	3,263
112	Heritage Commerce Corp.	1,980
113	Home Bancshares, Inc.	2,625
75	Home Federal Bancorp, Inc.	896
105	Horizon Financial Corp.	1,289
112	IBERIABANK Corp.	5,398
198	Independent Bank Corp.	1,580
134	Independent Bank Corp./MA	3,917
182	Integra Bank Corp.	2,659
37	International Assets Holding Corp.*	855
51	Intervest Bancshares Corp., Class A	527
31	Kansas City Life Insurance Co.	1,550
49	K-Fed Bancorp	546
202	Lakeland Bancorp, Inc.	3,129
109	Lakeland Financial Corp.	2,539
81	Legacy Bancorp, Inc.	1,112
53	Life Partners Holdings, Inc.	884
150	Macatawa Bank Corp.	1,706
163	MainSource Financial Group, Inc.	2,414
278	MarketAxess Holdings, Inc.*	2,444
107	Marlin Business Services Corp.*	696
37	MASSBANK Corp.	1,459
141	MBT Financial Corp.	1,321
153	Medallion Financial Corp.	1,302
75	Mercantile Bank Corp.	747
40	Merchants Bancshares, Inc.	937
101	Meridian Interstate Bancorp, Inc.*	997
374	Meruelo Maddux Properties, Inc.*	942
72	MetroCorp Bancshares, Inc.	937
183	Midwest Banc Holdings, Inc.	1,881
227	Nara Bancorp, Inc.	2,981
28	NASB Financial, Inc.	797
50	National Interstate Corp.	1,138
110	Navigators Group (The), Inc.*	5,390

Number of Shares		Value
	Common Stocks (Continued)
127	NewStar Financial, Inc.*	$683
65	North Valley Bancorp	622
55	Northrim BanCorp, Inc.	1,029
81	OceanFirst Financial Corp.	1,525
106	Old Second Bancorp, Inc.	2,600
169	Origen Financial, Inc.	380
142	Oritani Financial Corp.*	2,154
61	PAB Bankshares, Inc.	814
104	Pacific Continental Corp.	1,440
92	Pacific Mercantile Bancorp	831
41	Pennsylvania Commerce Bancorp, Inc.*	1,098
177	Penson Worldwide, Inc.*	1,926
91	Peoples Bancorp, Inc.	2,209
123	Pico Holdings, Inc.*	4,344
195	Pinnacle Financial Partners, Inc.*	5,285
211	PMA Capital Corp., Class A*	1,958
67	Preferred Bank	785
196	Premierwest Bancorp	1,813
193	Presidential Life Corp.	3,273
117	Procentury Corp.	2,121
54	Provident Financial Holdings, Inc.	705
351	Provident New York Bancorp	4,689
50	Prudential Bancorp, Inc. of Pennsylvania	604
66	Pulaski Financial Corp.	835
50	QC Holdings, Inc.	439
612	Quanta Capital Holdings Ltd. (Bermuda)	1,059
179	RAM Holdings Ltd. (Bermuda)*	308
182	Renasant Corp.	4,217
158	Republic Bancorp, Inc., Class A	3,655
154	Resource America, Inc., Class A	1,341
96	Riverview Bancorp, Inc.	855
85	Rockville Financial, Inc.	1,153
278	Roma Financial Corp.	4,315
48	Royal Bancshares of Pennsylvania, Class A	521
164	Sanders Morris Harris Group, Inc.	1,350
144	Sandy Spring Bancorp, Inc.	3,672
89	SCBT Financial Corp.	3,023
182	SeaBright Insurance Holdings, Inc.*	2,825
167	Seacoast Banking Corp. of Florida	1,755
165	Security Bank Corp.	1,267
66	Severn Bancorp, Inc.	578
73	Shore Bancshares, Inc.	1,661
53	SI Financial Group, Inc.	522
63	Sierra Bancorp	1,361
100	Silver State Bancorp*	394
122	Simmons First National Corp., Class A	3,905
86	Smithtown Bancorp, Inc.	1,732
154	Southern Community Financial Corp.	1,146
120	Southside Bancshares, Inc.	2,896
124	Southwest Bancorp, Inc.	2,182
122	State Bancorp, Inc.	1,586
196	StellarOne Corp.	3,158

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
66	Stratus Properties, Inc.*	$1,842
86	Suffolk Bancorp	2,785
149	Sun Bancorp, Inc.*	1,727
88	Superior Bancorp*	1,566
121	SY Bancorp, Inc.	2,980
47	Taylor Capital Group, Inc.	701
89	Temecula Valley Bancorp, Inc.	654
230	Texas Capital Bancshares, Inc.*	4,244
208	Thomas Properties Group, Inc.	1,733
286	Thomas Weisel Partners Group, Inc.*	1,885
112	TIB Financial Corp.	812
158	TierOne Corp.	1,416
202	Tower Group, Inc.	4,745
195	TradeStation Group, Inc.*	1,819
65	Triad Guaranty, Inc.*	148
139	Trico Bancshares	2,364
117	Union Bankshares Corp.	2,242
197	United America Indemnity Ltd., Class A*	3,046
264	United Community Financial Corp.	2,167
155	United Financial Bancorp, Inc.	1,851
78	United Security Bancshares	1,112
113	Univest Corp. of Pennsylvania	2,895
115	US Global Investors, Inc., Class A	1,492
131	Vestin Realty Mortgage II, Inc.	1,114
113	ViewPoint Financial Group	1,836
88	Vineyard National Bancorp	502
229	Virginia Commerce Bancorp*	1,614
83	Washington Banking Co.	1,307
117	Washington Trust Bancorp, Inc.	2,829
110	Wauwatosa Holdings, Inc.*	1,341
236	WesBanco, Inc.	5,076
153	West Bancorporation, Inc.	1,908
137	West Coast Bancorp	1,769
279	Westfield Financial, Inc.	2,712
136	Willow Financial Bancorp, Inc.	1,016
191	Wilshire Bancorp, Inc.	1,574
148	World Acceptance Corp.*	5,828
54	WSFS Financial Corp.	2,744
82	ZipRealty, Inc.*	410
		436,544
	Health Care—19.5%
1,162	Aastrom Biosciences, Inc.*	465
190	Abaxis, Inc.*	4,841
286	Abiomed, Inc.*	4,173
323	Acadia Pharmaceuticals, Inc.*	2,584
232	Accelrys, Inc.*	1,306
279	Acorda Therapeutics, Inc.*	5,873
402	Adolor Corp.*	1,962
40	Affymax, Inc.*	618
106	Air Methods Corp.*	4,251
570	Akorn, Inc.*	2,565

Number of Shares		Value
	Common Stocks (Continued)
216	Albany Molecular Research, Inc.*	$2,510
203	Alexza Pharmaceuticals, Inc.*	1,346
295	Allied Healthcare International, Inc.*	443
142	Allion Healthcare, Inc.*	673
439	Allos Therapeutics, Inc.*	2,476
310	Alphatec Holdings, Inc.*	1,497
201	Altus Pharmaceuticals, Inc.*	828
147	AMAG Pharmaceuticals, Inc.*	6,031
56	American Dental Partners, Inc.*	650
392	AMICAS, Inc.*	804
58	Amicus Therapeutics, Inc.*	611
209	AngioDynamics, Inc.*	3,089
741	Angiotech Pharmaceuticals, Inc. (Canada)*	2,290
106	Animal Health International, Inc.*	932
312	Antigenics, Inc.*	705
631	Arena Pharmaceuticals, Inc.*	3,527
601	Ariad Pharmaceuticals, Inc.*	1,779
382	Arqule, Inc.*	1,471
411	Array Biopharma, Inc.*	2,556
149	Aspect Medical Systems, Inc.*	995
184	AspenBio Pharma, Inc.*	782
124	AtriCure, Inc.*	1,657
17	Atrion Corp.	1,902
564	AVI BioPharma, Inc.*	846
230	Barrier Therapeutics, Inc.*	527
427	BELLUS Health, Inc. (Canada)*	803
258	BMP Sunstone Corp. (China)*	1,829
331	BioCryst Pharmaceuticals, Inc.*	1,211
155	Biodel, Inc.*	2,145
120	BioMimetic Therapeutics, Inc.*	1,178
121	Bio-Reference Labs, Inc.*	3,047
330	BioScrip, Inc.*	1,815
568	Bruker Corp.*	6,884
76	Cadence Pharmaceuticals, Inc.*	499
418	Caliper Life Sciences, Inc.*	1,526
202	Candela Corp.*	600
199	Cardiac Science Corp.*	1,797
555	Cardiome Pharma Corp. (Canada)*	4,829
683	Cell Genesys, Inc.*	2,623
437	Cell Therapeutics, Inc.*	341
277	Cerus Corp.*	1,726
177	China Medical Technologies, Inc. ADR (Cayman Islands)	6,620
10	Chindex International, Inc.*	245
185	Clinical Data, Inc.*	2,853
449	Columbia Laboratories, Inc.*	1,123
305	Combinatorx, Inc.*	1,089
47	Computer Programs & Systems, Inc.	894
256	Conceptus, Inc.*	4,613
90	Corvel Corp.*	2,961
279	Cross Country Healthcare, Inc.*	3,337
97	Crucell N.V. ADR (Netherlands)*	1,807

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
56	Cutera, Inc.*	$745
519	CV Therapeutics, Inc.*	4,749
179	Cyberonics, Inc.*	2,828
74	Cynosure, Inc., Class A*	1,925
324	Cypress Bioscience, Inc.*	2,132
323	Cytokinetics, Inc.*	1,114
790	CytRx Corp.*	672
101	Datascope Corp.	3,783
538	deCODE Genetics, Inc.*	829
740	Dendreon Corp.*	3,900
415	Depomed, Inc.*	1,357
184	DexCom, Inc.*	1,417
845	Discovery Laboratories, Inc.*	2,425
368	Draxis Health, Inc. (Canada)*	2,179
648	Durect Corp.*	2,942
528	Dyax Corp.*	2,117
348	Dynavax Technologies Corp.*	679
187	Emageon, Inc.*	410
373	Endologix, Inc.*	1,007
383	Enzon Pharmaceuticals, Inc.*	3,340
443	eResearchTechnology, Inc.*	5,396
76	Eurand N.V. (Netherlands)*	1,212
76	Exactech, Inc.*	1,863
208	Flamel Technologies ADR (France)*	1,930
963	Generex Biotechnology Corp.*	1,030
368	Genitope Corp.*	52
185	Genomic Health, Inc.*	3,981
106	Genoptix, Inc.*	2,908
244	Gentiva Health Services, Inc.*	5,305
695	Geron Corp.*	3,280
127	GTx, Inc.*	2,165
95	Hansen Medical, Inc.*	1,658
132	Health Grades, Inc.*	734
310	HealthTronics, Inc.*	1,110
55	Helicos BioSciences Corp.*	327
74	Hi-Tech Pharmacal Co., Inc.*	648
213	HMS Holdings Corp.*	5,489
63	Home Diagnostics, Inc.*	491
357	Hythiam, Inc.*	967
91	ICU Medical, Inc.*	2,286
196	Idenix Pharmaceuticals, Inc.*	1,270
217	I-Flow Corp.*	2,897
370	Immunogen, Inc.*	1,191
730	Incyte Corp.*	7,920
667	Indevus Pharmaceuticals, Inc.*	3,208
170	Infinity Pharmaceuticals, Inc.*	1,158
494	Inspire Pharmaceuticals, Inc.*	1,694
173	Insulet Corp.*	3,168
341	InterMune, Inc.*	5,405
286	Introgen Therapeutics, Inc.*	858
97	IPC The Hospitalist Co., Inc.*	2,277
162	IRIS International, Inc.*	2,210

Number of Shares		Value
	Common Stocks (Continued)
288	ISTA Pharmaceuticals, Inc.*	$625
64	Jazz Pharmaceuticals, Inc.*	577
128	Kendle International, Inc.*	5,464
104	Kensey Nash Corp.*	3,033
377	Keryx Biopharmaceuticals, Inc.*	196
279	Kosan Biosciences, Inc.*	463
162	LCA-Vision, Inc.	1,638
898	Lexicon Pharmaceuticals, Inc.*	1,850
118	LHC Group, Inc.*	1,841
835	Ligand Pharmaceuticals, Inc., Class B*	3,382
320	Luminex Corp.*	6,243
442	MannKind Corp.*	1,149
89	MAP Pharmaceuticals, Inc.*	1,189
181	Marshall Edwards, Inc.*	556
186	Matria Healthcare, Inc.*	4,743
86	Matrixx Initiatives, Inc.*	1,196
241	Maxygen, Inc.*	1,429
138	MedCath Corp.*	2,561
140	Medical Action Industries, Inc.*	2,295
189	Medivation, Inc.*	2,892
239	Merit Medical Systems, Inc.*	3,516
98	Metabolix, Inc.*	1,079
136	Micrus Endovascular Corp.*	1,548
109	Molecular Insight Pharmaceuticals, Inc.*	853
237	Momenta Pharmaceuticals, Inc.*	3,313
1,153	Monogram Biosciences, Inc.*	1,268
105	MWI Veterinary Supply, Inc.*	3,619
531	Nabi Biopharmaceuticals*	2,140
146	Nanosphere, Inc.*	972
225	Nastech Pharmaceutical Co., Inc.*	308
189	Natus Medical, Inc.*	3,718
124	Neogen Corp.*	3,116
330	Neurocrine Biosciences, Inc.*	1,792
183	Neurogen Corp.*	179
90	Neurometrix, Inc.*	225
169	Northstar Neuroscience, Inc.*	304
160	NovaMed, Inc.*	670
538	Novavax, Inc.*	1,275
215	Noven Pharmaceuticals, Inc.*	1,957
407	NPS Pharmaceuticals, Inc.*	1,534
463	Nuvelo, Inc.*	426
240	NxStage Medical, Inc.*	1,387
76	Obagi Medical Products, Inc.*	609
215	Odyssey HealthCare, Inc.*	1,967
302	Omnicell, Inc.*	3,630
110	Omrix Biopharmaceuticals, Inc.*	1,634
244	Optimer Pharmaceuticals, Inc.*	1,608
408	OraSure Technologies, Inc.*	2,636
223	Orexigen Therapeutics, Inc.*	2,368
657	Orthovita, Inc.*	1,505
51	Osiris Therapeutics, Inc.*	590
386	Pain Therapeutics, Inc.*	2,679

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
120	Palomar Medical Technologies, Inc.*	$1,692
349	Panacos Pharmaceuticals, Inc.*	164
92	PDI, Inc.*	793
203	Penwest Pharmaceuticals Co.*	607
1,979	Peregrine Pharmaceuticals, Inc.*	827
165	PharmaNet Development Group, Inc.*	3,937
93	Pharmasset, Inc.*	1,442
112	Power Medical Interventions, Inc.*	718
258	Pozen, Inc.*	3,413
260	Progenics Pharmaceuticals, Inc.*	3,502
103	Providence Service (The) Corp.*	2,898
658	QLT, Inc. (Canada)*	2,448
284	Quidel Corp.*	4,547
303	RadNet, Inc.*	2,121
259	Renovis, Inc. (Germany)*	585
71	Replidyne, Inc.*	99
191	Res-Care, Inc.*	3,111
307	Rigel Pharmaceuticals, Inc.*	6,907
468	RTI Biologics, Inc.*	4,746
29	RXi Pharmaceuticals Corp.*	203
415	Salix Pharmaceuticals Ltd.*	2,913
351	Sangamo Biosciences, Inc.*	4,475
449	Santarus, Inc.*	1,203
463	Savient Pharmaceuticals, Inc.*	10,111
401	Sciclone Pharmaceuticals, Inc.*	726
678	Seattle Genetics, Inc.*	6,887
199	Senomyx, Inc.*	1,194
388	Sequenom, Inc.*	2,452
57	Shamir Optical Industry Ltd. (Israel)	416
75	Sirtris Pharmaceuticals, Inc.*	1,676
118	Somanetics Corp.*	1,922
48	Somaxon Pharmaceuticals, Inc.*	221
234	Sonic Innovations, Inc.*	1,002
145	SonoSite, Inc.*	4,624
274	Spectranetics Corp.*	2,948
701	StemCells, Inc.*	1,059
322	Stereotaxis, Inc.*	2,193
41	Sucampo Pharmaceuticals, Inc., Class A*	587
375	Sun Healthcare Group, Inc.*	4,931
502	SuperGen, Inc.*	1,411
182	SXC Health Solutions Corp. (Canada)*	2,828
243	Syneron Medical Ltd. (Israel)*	3,674
108	Synovis Life Technologies, Inc.*	1,821
222	Synta Pharmaceuticals Corp.*	1,490
160	Targacept, Inc.*	1,187
138	Targanta Therapeutics Corp.*	1,078
455	Telik, Inc.*	960
225	Tercica, Inc.*	1,118
487	ThermoGenesis Corp.*	794
382	Third Wave Technologies, Inc.*	3,369
435	TLC Vision Corp. (Canada)*	653
130	TranS1, Inc.*	1,697

Number of Shares		Value
	Common Stocks (Continued)
201	Transition Therapeutics, Inc. (Canada)*	$2,392
194	Trimeris, Inc.*	1,356
282	TriZetto Group (The), Inc.*	5,936
47	Trubion Pharmaceuticals, Inc.*	331
104	US Physical Therapy, Inc.*	1,620
232	Vanda Pharmaceuticals, Inc.*	819
342	Vical, Inc.*	1,204
57	Virtual Radiologic Corp.*	796
149	Vital Images, Inc.*	2,250
46	Vital Signs, Inc.	2,407
510	Vivus, Inc.*	2,892
137	Vnus Medical Technologies, Inc.*	2,240
307	Volcano Corp.*	3,632
1,152	XOMA Ltd.*	2,788
60	Xtent, Inc.*	212
53	Young Innovations, Inc.	944
181	Zoll Medical Corp.*	6,042
		498,586
	Industrials—14.4%
194	3D Systems Corp.*	2,947
122	AAON, Inc.	2,206
511	ABX Holdings, Inc.*	1,369
211	Aceto Corp.	1,483
528	Active Power, Inc.*	718
70	Aerovironment, Inc.*	1,674
232	Altra Holdings, Inc.*	3,533
119	American Ecology Corp.	3,163
93	American Railcar Industries, Inc.	1,918
80	American Science & Engineering, Inc.	3,898
360	American Superconductor Corp.*	9,100
95	American Woodmark Corp.	1,793
255	Apogee Enterprises, Inc.	5,689
518	Applied Energetics, Inc.*	1,109
108	Applied Signal Technology, Inc.	1,236
144	Argon ST, Inc.*	2,651
124	Aries Maritime Transport Ltd. (Bermuda)	682
194	Astec Industries, Inc.*	7,110
59	Astronics Corp.*	1,050
71	Axsys Technologies, Inc.*	3,873
74	Barrett Business Services, Inc.	888
387	Beacon Roofing Supply, Inc.*	4,122
124	Builders FirstSource, Inc.*	817
72	Canadian Solar, Inc. (China)*	1,971
1,262	Capstone Turbine Corp.*	3,521
160	Casella Waste Systems, Inc., Class A*	1,706
191	Celadon Group, Inc.*	1,965
246	Chart Industries, Inc.*	9,996
349	China BAK Battery, Inc.*	1,298
69	China Fire & Security Group, Inc.*	587
110	Coleman Cable, Inc.*	1,326
166	Columbus McKinnon Corp.*	4,699

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
187	Commercial Vehicle Group, Inc.*	$2,253
71	COMSYS IT Partners, Inc.*	581
109	Courier Corp.	2,566
96	CRA International, Inc.*	3,310
99	Deswell Industries, Inc. (Hong Kong)	639
262	Diamond Management & Technology Consultants, Inc.	1,611
89	Dynamex, Inc.*	2,237
106	Dynamic Materials Corp.	4,985
170	Electro Rent Corp.	2,297
202	Encore Wire Corp.	4,565
83	EnerNOC, Inc.*	1,280
198	Euroseas Ltd.	2,728
127	Exponent, Inc.*	4,285
74	First Advantage Corp., Class A*	1,518
170	Flanders Corp.*	1,047
333	Flow International Corp.*	3,340
103	FreightCar America, Inc.	3,955
320	Frontier Airlines Holdings, Inc.*	133
111	Frozen Food Express Industries	846
146	Fuel Tech, Inc.*	3,752
595	FuelCell Energy, Inc.*	5,254
78	Fushi Copperweld, Inc.*	1,261
106	Gehl Co.*	1,636
153	GeoEye, Inc.*	3,524
195	Gibraltar Industries, Inc.	2,038
384	Great Lakes Dredge & Dock Corp.	2,296
157	Grupo Aeroportuario del Centro Norte Sab de CV ADR (Mexico)	3,415
62	Harbin Electric, Inc.*	989
100	Hardinge, Inc.	1,668
376	Healthcare Services Group	5,738
120	Herley Industries, Inc.*	1,463
171	Houston Wire & Cable Co.	3,199
218	Hudson Highland Group, Inc.*	1,934
55	Hurco Cos, Inc.*	2,518
601	Hydrogenics Corp. (Canada)*	343
50	ICF International, Inc.*	892
103	ICT Group, Inc.*	1,126
110	Innovative Solutions & Support, Inc.*	1,018
240	Insituform Technologies, Inc., Class A*	4,061
153	Insteel Industries, Inc.	1,906
135	Integrated Electrical Services, Inc.*	2,259
468	Interface, Inc., Class A	6,009
79	Intersections, Inc.*	707
215	Kaman Corp.	5,827
166	Kenexa Corp.*	2,903
363	Kforce, Inc.*	2,987
220	Kimball International, Inc., Class B	2,259
24	K-Tron International, Inc.*	3,288
127	Ladish Co., Inc.*	3,818
56	Lawson Products, Inc.	1,421

Number of Shares		Value
	Common Stocks (Continued)
93	LB Foster Co., Class A*	$2,985
108	Learning Tree International, Inc.*	1,926
221	LECG Corp.*	2,296
75	LMI Aerospace, Inc.*	1,440
188	LSI Industries, Inc.	2,060
143	Marten Transport Ltd.*	2,331
229	Medis Technologies Ltd.*	1,921
235	Mesa Air Group, Inc.*	155
496	Microvision, Inc.*	1,557
5	Mitsui & Co. Ltd. ADR (Japan)	2,348
100	MTC Technologies, Inc.*	2,386
67	Multi-Color Corp.	1,374
107	NN, Inc.	1,074
78	Northwest Pipe Co.*	3,317
129	Nuco2, Inc.*	3,568
108	OceanFreight, Inc. (Scotland)	2,445
414	Odyssey Marine Exploration, Inc.*	2,000
27	Omega Flex, Inc.	399
105	Omega Navigation Enterprises, Inc., Class A (Scotland)	1,899
310	On Assignment, Inc.*	2,179
232	Orion Energy Systems, Inc.*	2,594
189	Orion Marine Group, Inc.*	2,584
227	Pacer International, Inc.	4,213
27	PAM Transportation Services, Inc.*	384
157	Paragon Shipping, Inc., Class A	2,699
74	Park-Ohio Holdings Corp.*	1,234
13	Patriot Transportation Holding, Inc.*	1,058
57	Peerless Manufacturing Co.*	2,181
199	PeopleSupport, Inc.*	1,968
96	PGT, Inc.*	306
179	Pinnacle Airlines Corp.*	1,489
766	Plug Power, Inc.*	2,474
74	Powell Industries, Inc.*	3,113
764	Power-One, Inc.*	2,284
147	PowerSecure International, Inc.*	1,788
23	Preformed Line Products Co.	1,134
66	Protection One, Inc.*	680
85	Quality Distribution, Inc.*	289
79	Quixote Corp.	934
158	Raven Industries, Inc.	4,841
188	RBC Bearings, Inc.*	7,514
271	Republic Airways Holdings, Inc.*	4,569
170	Rush Enterprises, Inc., Class A*	2,740
80	Rush Enterprises, Inc., Class B*	1,202
117	Saia, Inc.*	1,616
105	Solarfun Power Holdings Co. Ltd. ADR (China)*	1,410
81	Standard Parking Corp.*	1,736
112	Sterling Construction Co., Inc.*	2,249
107	Sun Hydraulics Corp.	3,229
179	Superior Essex, Inc.*	5,322

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
67	Sypris Solutions, Inc.	$281
551	Taser International, Inc.*	4,110
94	TBS International Ltd., Class A (Bermuda)*	3,777
160	Team, Inc.*	4,757
117	Tecumseh Products Co., Class A*	3,666
33	Tecumseh Products Co., Class B*	907
193	TurboChef Technologies, Inc.*	1,671
99	Twin Disc, Inc.	1,785
142	Ultralife Batteries, Inc.*	1,463
220	Ultrapetrol Bahamas Ltd.*	2,114
125	Universal Forest Products, Inc.	4,339
141	Universal Truckload Services, Inc.*	2,957
68	USA Truck, Inc.*	830
746	Valence Technology, Inc.*	2,447
195	Vicor Corp.	2,352
118	Vitran Corp, Inc. (Canada)*	1,691
33	VSE Corp.	1,103
49	Waste Industries USA, Inc.	1,850
302	Waste Services, Inc.*	2,359
		369,736
	Information Technology—25.9%
262	Acacia Research - Acacia Technologies*	1,394
168	Access Integrated Technologies, Inc., Class A*	497
232	Actel Corp.*	3,823
277	Actions Semiconductor Co. Ltd. ADR (Cayman Islands)*	1,069
399	ActivIdentity Corp.*	922
533	Actuate Corp.*	2,169
1,060	Adaptec, Inc.*	2,957
296	Advanced Energy Industries, Inc.*	4,144
390	Advanced Analogic Technologies, Inc.*	2,699
231	Agilysys, Inc.	2,532
278	Airvana, Inc.*	1,796
96	Aladdin Knowledge Systems Ltd. (Israel)*	1,397
520	Alvarion Ltd. (Israel)*	3,390
529	Anadigics, Inc.*	5,904
129	Anaren, Inc.*	1,738
153	Ansoft Corp.*	5,073
556	ARM Holdings PLC ADR (United Kingdom)	3,319
1,129	Art Technology Group, Inc.*	4,042
393	AsiaInfo Holdings, Inc.*	4,783
81	ASM International N.V. (Netherlands)	1,883
433	Asyst Technologies, Inc.*	1,550
349	AudioCodes Ltd. (Israel)*	1,424
71	AuthenTec, Inc.*	952
380	Autobytel, Inc.*	722
1,997	Avanex Corp.*	1,717
207	Aware, Inc.*	662
889	Axcelis Technologies, Inc.*	4,801
124	Bankrate, Inc.*	6,478

Number of Shares		Value
	Common Stocks (Continued)
22	Bel Fuse, Inc., Class A	$623
81	Bel Fuse, Inc., Class B	2,112
104	Bidz.com, Inc.*	1,067
106	BigBand Networks, Inc.*	780
172	BluePhoenix Solutions Ltd. (Israel)*	1,471
874	Bookham, Inc.*	1,486
637	Borland Software Corp.*	1,127
162	Bottomline Technologies, Inc.*	1,725
202	California Micro Devices Corp.*	620
194	Callidus Software, Inc.*	1,013
233	Captaris, Inc.*	1,125
84	Cascade Microtech, Inc.*	627
60	Cass Information Systems, Inc.	2,023
87	Catapult Communications Corp.*	628
323	Ceragon Networks Ltd. (Israel)*	2,636
171	Ceva, Inc.*	1,672
135	China Finance Online Co. Ltd. ADR (China)*	2,491
176	China Techfaith Wireless Communication Technology Ltd. ADR (Cayman Islands)*	957
543	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan, Republic of China)*	1,607
291	Chordiant Software, Inc.*	1,327
772	Cirrus Logic, Inc.*	5,520
429	CMGI, Inc.*	5,933
200	Cohu, Inc.	3,474
48	comScore, Inc.*	906
252	Comtech Group, Inc.*	3,281
90	Comverge, Inc.*	1,181
4,292	Conexant Systems, Inc.*	2,125
181	Constant Contact, Inc.*	3,231
349	Convera Corp., Class A*	489
64	Corel Corp. (Canada)*	692
72	CPI International, Inc.*	824
284	Cray, Inc.*	1,769
885	Credence Systems Corp.*	920
112	CryptoLogic Ltd. (Ireland)	2,236
597	Cybersource Corp.*	10,836
151	Deltek, Inc.*	1,854
115	DemandTec, Inc.*	889
222	Digi International, Inc.*	1,829
191	Digimarc Corp.*	1,944
227	Ditech Networks, Inc.*	647
399	Dot Hill Systems Corp.*	1,005
203	Double-Take Software, Inc.*	3,021
284	DSP Group, Inc.*	3,729
154	DTS, Inc.*	4,543
151	Eagle Test Systems, Inc.*	1,823
22	Ebix, Inc.*	1,864
267	Echelon Corp.*	3,006
243	Electro Scientific Industries, Inc.*	3,988
445	Emcore Corp.*	2,750
135	EMS Technologies, Inc.*	3,491

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
123	Entorian Technologies, Inc.*	$145
400	Entrust, Inc.*	996
309	EPIQ Systems, Inc.*	4,771
407	Exar Corp.*	3,431
97	Excel Technology, Inc.*	2,288
283	Exfo Electro Optical Engineering, Inc. (Canada)*	1,616
1,015	Extreme Networks, Inc.*	3,075
335	FalconStor Software, Inc.*	2,730
145	FARO Technologies, Inc.*	5,110
2,687	Finisar Corp.*	3,627
150	Forrester Research, Inc.*	4,326
92	Fundtech Ltd. (Israel)*	1,133
204	Gevity HR, Inc.	1,391
330	GigaMedia Ltd. (Taiwan, Republic of China)*	5,135
175	Globecomm Systems, Inc.*	1,554
76	Glu Mobile, Inc.*	356
205	Gmarket, Inc. ADR (South Korea)*	5,228
173	Greenfield Online, Inc.*	1,974
373	GSI Group, Inc. (Canada)*	3,040
60	Guidance Software, Inc.*	611
375	Hackett Group (The), Inc.*	1,493
816	Harmonic, Inc.*	6,748
221	Harris Stratex Networks, Inc., Class A*	2,097
794	Himax Technologies, Inc. ADR (Taiwan, Republic of China)	3,994
216	HSW International, Inc.*	866
140	i2 Technologies, Inc.*	1,470
96	ID Systems, Inc.*	815
235	iGate Corp.*	1,911
258	Ikanos Communications, Inc.*	921
264	Immersion Corp.*	2,981
273	Information Services Group, Inc.*	1,414
370	infoUSA, Inc.	2,098
82	Integral Systems, Inc.	2,828
233	Integrated Silicon Solution, Inc.*	1,370
197	Intellon Corp.*	1,084
115	Interactive Intelligence, Inc.*	1,459
428	Internap Network Services Corp.*	2,059
263	Internet Brands, Inc., Class A*	1,712
338	Internet Capital Group, Inc.*	3,397
82	Internet Gold-Golden Lines Ltd. (Israel)*	845
96	Internet Initiative Japan, Inc. ADR (Japan)	807
337	InterVoice, Inc.*	2,113
396	Interwoven, Inc.*	4,459
187	Intevac, Inc.*	2,483
545	Ipass, Inc.*	1,553
162	Isilon Systems, Inc.*	784
153	Ituran Location & Control Ltd. (Israel)	1,634
204	IXYS Corp.*	1,463
262	JDA Software Group, Inc.*	4,952
157	Jupitermedia Corp.*	306

Number of Shares		Value
	Common Stocks (Continued)
150	Keynote Systems, Inc.*	$1,733
275	Knot (The), Inc.*	3,229
188	KongZhong Corp. ADR (China)*	795
594	Kopin Corp.*	1,770
466	Kulicke & Soffa Industries, Inc.*	3,071
131	KVH Industries, Inc.*	1,315
159	Lanoptics Ltd. (Israel)*	2,296
994	Lattice Semiconductor Corp.*	3,370
108	LeCroy Corp.*	869
529	Lionbridge Technologies, Inc.*	1,561
183	Liquidity Services, Inc.*	1,491
413	LivePerson, Inc.*	1,392
162	LoJack Corp.*	1,602
68	LoopNet, Inc.*	768
542	LTX Corp.*	1,572
275	Magma Design Automation, Inc.*	2,566
175	Mantech International Corp., Class A*	8,360
257	Marchex, Inc., Class B	2,655
447	Mattson Technology, Inc.*	2,168
178	Maxwell Technologies, Inc.*	1,899
125	Measurement Specialties, Inc.*	2,024
78	Mellanox Technologies Ltd. (Israel)*	1,168
148	MEMSIC, Inc.*	1,174
198	Mercury Computer Systems, Inc.*	1,588
183	Merix Corp.*	349
469	Microtune, Inc.*	1,656
1,028	Mindspeed Technologies, Inc.*	576
381	MIPS Technologies, Inc.*	1,730
296	MIVA, Inc.*	497
105	Moldflow Corp.*	2,075
216	Monolithic Power Systems, Inc.*	4,946
120	Monotype Imaging Holdings, Inc.*	1,758
286	MoSys, Inc.*	1,313
1,356	Move, Inc.*	4,271
1,385	MRV Communications, Inc.*	2,174
86	Multi-Fineline Electronix, Inc.*	1,625
123	Nanometrics, Inc.*	870
125	Napco Security Systems, Inc.*	590
406	Napster, Inc.*	609
231	NaviSite, Inc.*	899
118	NDS Group PLC ADR (United Kingdom)*	6,071
256	Ness Technologies, Inc.*	2,322
139	Netlogic Microsystems, Inc.*	4,558
335	Netscout Systems, Inc.*	3,350
108	Neutral Tandem, Inc.*	2,077
325	Newport Corp.*	3,741
605	Nextwave Wireless, Inc.*	3,866
402	NIC, Inc.	2,605
85	Novatel Wireless, Inc.*	758
161	NU Horizons Electronics Corp.*	919
335	O2Micro International Ltd. ADR (Cayman Islands)*	2,543

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
252	Online Resources Corp.*	$2,548
959	OpenTV Corp., Class A*	1,084
724	Openwave Systems, Inc.	1,549
191	Oplink Communications, Inc.*	1,836
135	Opnet Technologies, Inc.*	1,227
169	Opnext, Inc.*	997
67	Optium Corp.*	521
272	Orbcomm, Inc.*	1,602
290	Orbotech Ltd. (Israel)*	5,090
138	Orckit Communications Ltd. (Israel)*	1,003
155	OSI Systems, Inc.*	3,790
315	Packeteer, Inc.*	2,221
163	Parkervision, Inc.*	1,454
70	PC Connection, Inc.*	523
192	PC-Tel, Inc.	1,578
184	PDF Solutions, Inc.*	880
127	Pegasystems, Inc.	1,342
103	Perfect World Co. Ltd. ADR (Cayman Islands)*	2,958
269	Perficient, Inc.*	2,469
229	Pericom Semiconductor Corp.*	3,902
240	Phoenix Technologies Ltd.*	2,830
155	Photon Dynamics, Inc.*	1,716
362	Photronics, Inc.*	3,837
155	Planar Systems, Inc.*	353
208	PLATO Learning, Inc.*	580
251	PLX Technology, Inc.*	2,166
259	Power Integrations, Inc.*	8,073
1,140	Powerwave Technologies, Inc.*	3,112
320	Presstek, Inc.*	1,526
109	QAD, Inc.	828
193	Qiao Xing Universal Telephone, Inc. (China)*	1,227
257	Rackable Systems, Inc.*	2,827
278	Radiant Systems, Inc.*	3,750
195	Radisys Corp.*	1,839
191	RADVision Ltd. (Israel)*	1,316
167	RADWARE Ltd. (Israel)*	1,652
164	Radyne Corp.*	1,279
102	Renaissance Learning, Inc.	1,434
169	Retalix Ltd. (Israel)*	2,383
117	RightNow Technologies, Inc.*	1,400
85	Rimage Corp.*	1,519
200	Rudolph Technologies, Inc.*	2,032
508	S1 Corp.*	3,434
101	Salary.com, Inc.*	651
260	Seachange International, Inc.*	1,862
586	Secure Computing Corp.*	3,879
213	Semitool, Inc.*	1,881
75	ShoreTel, Inc.*	347
86	SI International, Inc.*	1,973
272	Sierra Wireless, Inc. (Canada)*	5,086
218	Sify Technologies Ltd. ADR (India)*	1,112

Number of Shares		Value
	Common Stocks (Continued)
76	Silicon Graphics, Inc.*	$821
737	Silicon Image, Inc.*	4,400
273	Silicon Motion Technology Corp. ADR (Taiwan, Republic of China)*	4,758
912	Silicon Storage Technology, Inc.*	2,800
124	SM&A *	616
396	Smart Modular Technologies WWH, Inc.*	2,388
264	Smith Micro Software, Inc.*	2,278
228	Sonic Solutions, Inc.*	2,095
543	SonicWALL, Inc.*	4,176
64	Sourcefire, Inc.*	438
599	SourceForge, Inc.*	1,072
116	Spectrum Control, Inc.*	995
117	SPSS, Inc.*	4,942
204	Standard Microsystems Corp.*	6,049
218	STEC, Inc.*	2,001
183	Stratasys, Inc.*	3,558
224	SuccessFactors, Inc.*	2,473
80	Super Micro Computer, Inc.*	597
113	Supertex, Inc.*	2,425
404	SupportSoft, Inc.*	1,450
120	Switch & Data Facilities Co., Inc.*	1,817
268	SYKES Enterprises, Inc.*	4,454
399	Symmetricom, Inc.*	1,712
291	Symyx Technologies, Inc.*	2,185
117	Synplicity, Inc.*	931
165	Taleo Corp., Class A*	3,218
106	TechTarget, Inc.*	1,423
54	Techwell, Inc.*	567
102	Telvent GIT S.A. (Spain)	2,809
516	Terremark Worldwide, Inc.*	3,106
116	The9 Ltd. ADR (China)*	2,491
258	TheStreet.com, Inc.	2,015
866	Tivo, Inc.*	7,127
116	Tollgrade Communications, Inc.*	585
105	Transmeta Corp.*	1,512
1,156	Transwitch Corp.*	809
25	Travelzoo, Inc.*	279
529	Trident Microsystems, Inc.*	2,296
1,231	TriQuint Semiconductor, Inc.*	8,112
369	TTM Technologies, Inc.*	4,911
216	Ultimate Software Group, Inc.*	7,083
187	Ultra Clean Holdings*	1,999
203	Ultratech, Inc.*	2,895
71	Unica Corp.*	496
309	Universal Display Corp.*	4,570
1,058	Utstarcom, Inc.*	3,439
243	Vasco Data Security International, Inc.*	2,452
208	Veeco Instruments, Inc.*	3,917
233	Vignette Corp.*	2,691
205	Virage Logic Corp.*	1,226
40	Virtusa Corp.*	444

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
115	Vocus, Inc.*	$3,196
210	Volterra Semiconductor Corp.*	3,163
82	WebMD Health Corp., Class A*	2,571
237	Website Pros, Inc.*	2,133
254	X-Rite, Inc.*	640
75	Xyratex Ltd. (Bermuda)*	1,475
976	Zhone Technologies, Inc.*	956
528	Zix Corp.*	2,006
150	Zygo Corp.*	1,749
		662,861
	Materials—2.5%
45	AEP Industries, Inc.*	1,270
613	Altair Nanotechnologies, Inc.*	1,410
150	Arabian American Development Co.*	1,014
156	Balchem Corp.	3,566
258	Caraustar Industries, Inc.*	359
161	China Precision Steel, Inc.*	596
233	DRDGOLD Ltd. ADR (South Africa)*	1,775
344	Esmark, Inc.*	5,741
94	GenTek, Inc.*	2,920
90	Hawkins, Inc.	1,388
304	Horsehead Holding Corp.*	4,262
238	ICO, Inc.*	1,768
91	Innophos Holdings, Inc.	1,630
210	Innospec, Inc.	4,282
227	Landec Corp.*	1,841
195	Lihir Gold Ltd. ADR (Australia)	5,563
317	Mercer International, Inc.*	2,127
94	Olympic Steel, Inc.	4,813
98	Penford Corp.	2,152
263	Royal Gold, Inc.	7,440
355	ShengdaTech, Inc.*	2,741
16	United States Lime & Minerals, Inc.*	578
58	Universal Stainless & Alloy*	2,219
343	US Concrete, Inc.*	1,132
		62,587
	Telecommunication Services—2.0%
67	012 Smile.Communications Ltd. (Israel)*	712
374	Alaska Communications Systems Group, Inc.	4,181
73	America Movil SAB de CV ADR, Class A (Mexico)	4,225
168	Arbinet-thexchange, Inc.	578
99	Atlantic Tele-Network, Inc.	3,082
317	Cogent Communications Group, Inc.*	6,659
171	Consolidated Communications Holdings, Inc.	2,445
126	D&E Communications, Inc.	1,134
1,265	FiberTower Corp.*	1,923
330	General Communication, Inc., Class A*	2,049
346	Gilat Satellite Networks Ltd. (Israel)*	3,699
324	Ibasis, Inc.	1,034
716	Kratos Defense & Security Solutions, Inc.*	1,203

Number of Shares		Value
	Common Stocks (Continued)
162	Partner Communications ADR (Israel)	$3,770
135	Rural Cellular Corp., Class A*	5,999
203	Shenandoah Telecom Co.	2,753
127	SureWest Communications	1,767
51	Telefonos de Mexico SAB de CV ADR, Class A (Mexico)	1,798
239	USA Mobility, Inc.	1,706
		50,717
	Utilities—0.7%
104	Cadiz, Inc.*	1,972
73	Connecticut Water Service, Inc.	1,743
126	Consolidated Water Co., Inc. (Cayman Islands)	2,986
71	EnergySouth, Inc.	3,837
115	Middlesex Water Co.	2,114
211	Southwest Water Co.	2,351
239	Synthesis Energy Systems, Inc.*	2,129
98	York Water Co.	1,552
		18,684
	Total Common Stocks (Cost $2,563,170)	2,553,771
	Money Market Fund—0.0%
430	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $430)	430
	Total Investments (Cost $2,563,600)—99.7%	2,554,201
	Other assets less liabilities—0.3%	8,691
	Net Assets—100.0%	$2,562,892

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.2%
	Consumer Discretionary—12.9%
27,082	1-800-FLOWERS.COM, Inc., Class A*	$238,863
11,847	Aftermarket Technology Corp.*	271,415
18,318	America's Car-Mart, Inc.*	263,596
16,744	Asbury Automotive Group, Inc.	278,787
21,577	Audiovox Corp., Class A*	235,621
5,284	Avatar Holdings, Inc.*	215,904
29,515	Carriage Services, Inc.*	244,975
6,575	Cavco Industries, Inc.*	262,474
4,873	Churchill Downs, Inc.	248,767
8,018	Core-Mark Holding Co., Inc.*	229,796
6,605	CSS Industries, Inc.	206,538
12,011	DG FastChannel, Inc.*	224,005
5,856	DXP Enterprises, Inc.*	241,677
59,230	Eddie Bauer Holdings, Inc.*	235,735
34,592	Entravision Communications Corp., Class A*	241,798
22,487	Fred's, Inc., Class A	249,156
19,704	Furniture Brands International, Inc.	266,989
13,290	Gaiam, Inc., Class A*	233,904
40,496	Gray Television, Inc.	190,331
36,126	Great Wolf Resorts, Inc.*	220,730
9,821	Group 1 Automotive, Inc.	262,024
21,657	Haverty Furniture Cos., Inc.	197,728
13,750	Helen of Troy Ltd.*	232,513
10,327	Hooker Furniture Corp.	216,557
8,352	JAKKS Pacific, Inc.*	196,188
15,641	Jo-Ann Stores, Inc.*	296,240
14,140	Landry's Restaurants, Inc.	225,816
27,612	La-Z-Boy, Inc.	175,888
13,686	Libbey, Inc.	194,341
23,997	Lin TV Corp., Class A*	240,450
20,654	Lodgian, Inc.*	200,550
18,492	MarineMax, Inc.*	210,809
15,916	Modine Manufacturing Co.	279,643
24,322	Monaco Coach Corp.	153,958
11,830	Movado Group, Inc.	258,367
4,383	National Presto Industries, Inc.	237,515
19,986	O'Charleys, Inc.	231,838
21,670	PC Mall, Inc.*	284,960
23,156	PEP Boys-Manny, Moe & Jack	206,552
10,557	Perry Ellis International, Inc.*	241,122
29,098	R.G. Barry Corp.*	234,821
26,928	Red Lion Hotels Corp.*	255,547
11,698	Rex Stores Corp.*	189,391
16,387	Russ Berrie & Co., Inc.*	229,746
8,278	Skyline Corp.	227,811
19,274	Sport Supply Group, Inc.	222,615
8,085	Steinway Musical Instruments *	234,465
35,901	Stewart Enterprises, Inc., Class A	245,204
12,629	StoneMor Partners L.P.	245,003
17,136	Stoneridge, Inc.*	249,672

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,118	Superior Industries International, Inc.	$225,807
79,738	Unifi, Inc.*	238,417
		12,142,619
	Consumer Staples—2.6%
12,690	Diamond Foods, Inc.	271,058
11,554	Elizabeth Arden, Inc.*	213,865
9,957	Farmer Bros. Co.	246,137
10,442	Inter Parfums, Inc.	302,400
6,795	Nash Finch Co.	248,561
16,879	Omega Protein Corp.*	253,185
28,153	Prestige Brands Holdings, Inc.*	252,814
12,282	Susser Holdings Corp.*	187,792
4,465	Village Super Market, Inc., Class A	210,257
23,690	Zhongpin, Inc.*	248,745
		2,434,814
	Energy—6.3%
16,721	Allis-Chalmers Energy, Inc.*	268,038
37,958	Brigham Exploration Co.*	358,323
12,740	Callon Petroleum Co.*	254,800
4,383	Clayton Williams Energy, Inc.*	276,961
12,558	Constellation Energy Partners LLC	217,505
3,420	Dawson Geophysical Co.*	247,403
8,970	EV Energy Partner LP	239,678
12,730	Geokinetics, Inc.*	241,615
12,800	Global Partners L.P.	259,328
6,605	GMX Resources, Inc.*	240,026
21,735	Gulfport Energy Corp.*	251,909
19,100	Harvest Natural Resources, Inc.*	181,259
8,648	Knightsbridge Tankers Ltd. (Bermuda)	249,581
6,504	K-Sea Transportation Partners L.P.	238,957
12,931	Mitcham Industries, Inc.*	241,810
45,173	Newpark Resources, Inc.*	248,000
29,741	Parker Drilling Co.*	238,523
7,289	PHI, Inc.*	273,848
14,479	Pioneer Drilling Co.*	236,442
14,841	StealthGas, Inc. (Marshall Islands)	238,050
5,395	T-3 Energy Services, Inc.*	284,855
8,136	TransMontaigne Partners L.P.	235,944
5,910	Trico Marine Services, Inc.*	222,748
13,170	Union Drilling, Inc.*	222,705
		5,968,308
	Financials—24.8%
10,948	1st Source Corp.	216,989
18,860	AmCOMP, Inc.*	232,355
24,818	American Equity Investment Life Holding Co.	239,494
4,987	American Physicians Capital, Inc.	231,147
11,778	American Physicians Service Group, Inc.	255,347

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,474	American Safety Insurance Holdings Ltd. (Bermuda)*	$228,250
18,225	Amerisafe, Inc.*	259,889
12,167	Anchor Bancorp Wisconsin, Inc.	184,817
37,587	Anworth Mortgage Asset Corp.	251,081
15,272	Arbor Realty Trust, Inc.	263,747
8,971	Baldwin & Lyons, Inc., Class B	213,241
14,951	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	281,078
21,476	Bank Mutual Corp.	240,316
14,468	BankFinancial Corp.	232,067
10,005	Banner Corp.	216,108
9,167	Berkshire Hills Bancorp, Inc.	234,584
19,757	BGC Partners, Inc., Class A*	190,457
20,077	Brookline Bancorp, Inc.	216,832
1,857	Capital Southwest Corp.	220,872
29,672	CapLease, Inc.	246,574
20,200	Capstead Mortgage Corp.	260,580
19,734	Cedar Shopping Centers, Inc.	246,675
36,685	Centennial Bank Holdings, Inc.*	229,648
16,028	CFS Bancorp, Inc.	230,002
9,660	Chemical Financial Corp.	234,545
34,431	Citizens, Inc.*	242,739
5,764	City Holding Co.	239,667
14,973	CNA Surety Corp.*	198,093
10,304	Columbia Banking System, Inc.	279,031
9,399	Community Bank System, Inc.	239,581
7,866	Community Trust Bancorp, Inc.	236,452
17,540	Compass Diversified Holdings	215,040
23,690	Corus Bankshares, Inc.	173,648
10,235	Darwin Professional Underwriters, Inc.*	253,316
13,179	Dime Community Bancshares, Inc.	246,052
15,903	Eastern Insurance Holdings, Inc.	260,173
18,349	Education Realty Trust, Inc.	244,776
8,819	Federal Agricultural Mortgage Corp., Class C	282,207
10,557	Financial Federal Corp.	246,506
12,148	Financial Institutions, Inc.	237,007
7,475	First Financial Corp.	237,705
8,073	First Merchants Corp.	206,427
13,248	First Mercury Financial Corp.*	209,318
17,710	First Place Financial Corp.	221,375
17,204	First State Bancorporation	159,997
8,487	FirstFed Financial Corp.*	129,681
31,914	Flagstar Bancorp, Inc.	195,314
13,110	Flushing Financial Corp.	255,907
4,890	FPIC Insurance Group, Inc.*	227,532
14,822	Gladstone Commercial Corp.	258,051
24,488	Gladstone Investment Corp.	217,209
11,012	Gramercy Capital Corp.	209,228
13,018	Greene Bankshares, Inc.	260,751

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,654	Hallmark Financial Services, Inc.*	$223,683
15,962	Harleysville National Corp.	230,811
21,231	Hercules Technology Growth Capital, Inc.	215,495
25,519	Hersha Hospitality Trust	242,941
22,160	Hilltop Holdings, Inc.*	234,010
11,040	Home Bancshares, Inc.	256,459
5,194	IBERIABANK Corp.	250,351
7,797	Independent Bank Corp.	227,906
5,554	Infinity Property & Casualty Corp.	215,273
14,237	Integra Bank Corp.	208,003
23,557	Investors Real Estate Trust	240,281
4,807	Kansas City Life Insurance Co.	240,350
9,246	Kayne Anderson Energy Development Co.	205,076
22,195	Kohlberg Capital Corp.	222,838
52,956	LaBranche & Co., Inc.*	338,388
5,824	LandAmerica Financial Group, Inc.	167,149
8,970	LTC Properties, Inc.	244,253
14,865	Mainsource Financial Group, Inc.	220,151
29,831	Marathon Acquisition Corp.*	230,892
29,516	Meadowbrook Insurance Group, Inc.	213,696
25,499	Medallion Financial Corp.	216,996
20,360	Medical Properties Trust, Inc.	247,374
13,242	Mercer Insurance Group, Inc.	227,630
14,013	NGP Capital Resources Co.	226,030
5,306	Oppenheimer Holdings, Inc., Class A (Canada)	198,179
11,685	Oriental Financial Group	219,678
22,011	Patriot Capital Funding, Inc.	224,072
10,784	Peoples Financial Corp.	244,689
7,620	Pico Holdings, Inc.*	269,137
9,016	Pinnacle Financial Partners, Inc.*	244,334
26,998	PMA Capital Corp., Class A*	250,541
13,201	Presidential Life Corp.	223,889
17,074	Provident New York Bancorp	228,109
133,197	Quanta Capital Holdings Ltd. (Bermuda)	230,431
10,235	Renasant Corp.	237,145
6,755	Safety Insurance Group, Inc.	242,505
8,372	Sandy Spring Bancorp, Inc.	213,486
15,649	SeaBright Insurance Holdings, Inc.*	242,872
7,751	Simmons First National Corp., Class A	248,110
13,156	Southwest Bancorp, Inc.	231,546
8,219	Stewart Information Services Corp.	201,283
17,503	Sun Bancorp, Inc.*	202,860
13,658	Texas Capital Bancshares, Inc.*	251,990
4,683	Tompkins Financial Corp.	226,517
1,800	Transcontinental Realty Investors, Inc*	33,822
11,986	United America Indemnity Ltd., Class A*	185,304
12,870	United Western Bancorp, Inc.	221,364
14,651	Urstadt Biddle Properties, Inc., Class A	247,162
23,590	Westfield Financial, Inc.	229,295
		23,333,834

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—7.1%
25,438	Acadia Pharmaceuticals, Inc.*	$203,504
4,773	Air Methods Corp.*	191,397
18,980	Albany Molecular Research, Inc.*	220,548
144,009	Allied Healthcare International, Inc.*	216,014
55,791	Allion Healthcare, Inc.*	264,448
17,712	Ardea Biosciences, Inc.*	265,679
34,071	BioScrip, Inc.*	187,391
27,598	Cardiac Science Corp.*	249,210
8,978	CONMED Corp.*	229,119
18,607	Cross Country Healthcare, Inc.*	222,540
10,807	Cynosure, Inc., Class A*	281,197
32,182	Cypress Bioscience, Inc.*	211,758
5,547	Datascope Corp.	207,791
9,154	Exactech, Inc.*	224,365
10,609	Gentiva Health Services, Inc.*	230,640
12,512	Greatbatch, Inc.*	227,468
21,385	Hanger Orthopedic Group, Inc.*	252,343
12,665	Medcath Corp.*	235,062
6,544	MWI Veterinary Supply, Inc.*	225,572
9,177	Neogen Corp.*	230,618
9,124	PharmaNet Development Group, Inc.*	217,699
7,678	Providence Service (The) Corp.*	216,059
15,378	RehabCare Group, Inc.*	261,426
13,453	Res-Care, Inc.*	219,149
24,384	RTI Biologics, Inc.*	247,254
13,881	Symmetry Medical, Inc.*	194,750
14,710	Synovis Life Technologies, Inc.*	248,011
58,492	Theragenics Corp.*	248,591
12,662	Vnus Medical Technologies, Inc.*	207,024
		6,636,627
	Industrials—19.8%
33,193	Aceto Corp.	233,347
10,844	Alamo Group, Inc.	220,784
5,368	Ampco-Pittsburgh Corp.	242,741
13,961	Ascent Solar Technologies, Inc.*	224,074
4,627	Axsys Technologies, Inc.*	252,403
6,480	AZZ, Inc.*	172,886
15,108	Bowne & Co., Inc.	251,397
11,017	Canadian Solar, Inc. (China)*	301,535
28,359	CBIZ, Inc.*	251,544
9,183	CDI Corp.	249,778
61,134	China BAK Battery, Inc.*	227,418
4,994	CIRCOR International, Inc.	240,561
7,442	Columbus McKinnon Corp.*	210,683
17,710	Comfort Systems USA, Inc.	240,856
10,267	Cornell Cos., Inc.*	233,266
8,323	Ducommun, Inc.*	271,163
15,226	Electro Rent Corp.	205,703
12,650	Encore Wire Corp.	285,890

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,385	EnPro Industries, Inc.*	$268,076
19,222	Euroseas Ltd.	264,879
7,875	Excel Maritime Carriers Ltd.	312,717
7,030	Exponent, Inc.*	237,192
16,514	Federal Signal Corp.	229,214
29,039	Frozen Food Express Industries, Inc.	221,277
15,318	Fushi Copperweld, Inc.*	247,692
13,593	Gehl Co.*	209,740
8,850	GeoEye, Inc.*	203,816
19,641	Gibraltar Industries, Inc.	205,248
24,259	GP Strategies Corp.*	206,202
6,485	Graham Corp.	370,813
8,671	Greenbrier Cos., Inc.	197,265
16,757	Hardinge, Inc.	279,507
22,265	Herley Industries, Inc.*	271,410
4,922	Hurco Cos, Inc.*	225,378
11,497	ICF International, Inc.*	205,106
12,420	Interline Brands, Inc.*	240,327
12,018	International Shipholding Corp.*	228,462
7,839	Kadant, Inc.*	204,441
8,142	Kaman Corp.	220,648
11,201	Kelly Services, Inc., Class A	249,222
7,751	Key Technology, Inc.*	238,886
9,453	KHD Humboldt Wedag International Ltd. (Canada)*	274,042
1,921	K-Tron International, Inc.*	263,177
11,983	L.S. Starrett Co., Class A	233,669
6,575	Layne Christensen Co.*	280,555
5,338	L.B. Foster Co., Class A*	171,350
16,422	Learning Tree International, Inc.*	292,804
24,610	LECG Corp.*	255,698
11,888	LMI Aerospace, Inc.*	228,250
20,122	Lydall, Inc.*	234,421
14,858	Marten Transport Ltd.*	242,185
23,474	Metalico, Inc.*	304,224
10,267	Michael Baker Corp.*	216,223
2,852	NACCO Industries, Inc., Class A	256,395
41,921	North American Galvanizing & Coatings, Inc.*	221,343
5,444	Northwest Pipe Co.*	231,479
14,684	Park-Ohio Holdings Corp.*	244,929
74,082	Plug Power, Inc.*	239,285
5,864	Powell Industries, Inc.*	246,698
59,686	RCM Technologies, Inc.*	245,309
10,639	Republic Airways Holdings, Inc.*	179,374
14,568	Rush Enterprises, Inc., Class A*	234,836
15,691	Rush Enterprises, Inc., Class B*	235,836
14,421	Schawk, Inc.	231,169
7,293	School Specialty, Inc.*	214,706
22,358	SIFCO Industries, Inc.*	327,546
37,650	Spherion Corp.*	185,991

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,327	Standex International Corp.	$217,693
12,650	Sterling Construction Co., Inc.*	254,012
8,188	Superior Essex, Inc.*	243,429
55,789	Sypris Solutions, Inc.	233,756
7,502	Tecumseh Products Co., Class A*	235,038
12,645	Tredegar Corp.	206,619
19,504	Ultralife Batteries, Inc.*	200,891
19,297	Vicor Corp.	232,722
8,173	VSE Corp.	273,223
28,364	Waste Services, Inc.*	221,523
37,882	WCA Waste Corp. *	190,925
		18,654,872
	Information Technology—20.9%
15,042	Actel Corp.*	247,892
78,382	Adaptec, Inc.*	218,686
41,003	Advanced Analogic Technologies, Inc.*	283,741
19,879	Agilysys, Inc.	217,874
12,098	Aladdin Knowledge Systems Ltd. (Israel)*	176,026
19,117	Amtech Systems, Inc.*	237,815
18,193	Anaren, Inc.*	245,060
21,229	AsiaInfo Holdings, Inc.*	258,357
41,157	Axcelis Technologies, Inc.*	222,248
8,257	Bel Fuse, Inc., Class B	215,260
7,476	Black Box Corp.	222,261
27,588	Bluephoenix Solutions Ltd. (Israel)*	235,877
18,290	Bottomline Technologies, Inc.*	194,789
27,554	Brightpoint, Inc.*	252,395
23,713	Brooks Automation, Inc.*	245,667
24,380	Ceragon Networks Ltd. (Israel)*	198,941
30,115	CEVA, Inc.*	294,525
47,008	Ciber, Inc.*	294,270
17,377	CMGI, Inc.*	240,324
14,168	Cohu, Inc.	246,098
21,536	CTS Corp.	242,280
15,755	Cybersource Corp.*	285,953
19,962	Digi International, Inc.*	164,487
18,078	DSP Group, Inc.*	237,364
22,797	Dynamics Research Corp.*	227,286
43,720	Edgewater Technology, Inc.*	261,008
14,000	Electro Scientific Industries, Inc.*	229,740
8,490	EMS Technologies, Inc.*	219,551
14,851	EPIQ Systems, Inc.*	229,299
28,011	Exar Corp.*	236,133
47,705	Exfo Electro-Optical Engineering, Inc. (Canada)*	272,396
25,898	Gerber Scientific, Inc.*	240,074
29,632	GSI Group, Inc. (Canada)*	241,501
14,477	Hutchinson Technology, Inc.*	204,705
53,107	Hypercom Corp.*	226,767
32,424	Immersion Corp.*	366,066

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,889	Integral Systems, Inc.	$272,092
38,089	Integrated Silicon Solution, Inc.*	223,963
21,995	Internet Capital Group, Inc.*	221,050
28,934	InterVoice, Inc.*	181,416
21,584	Interwoven, Inc.*	243,036
64,538	Iomega Corp.*	247,181
12,645	JDA Software Group, Inc.*	238,991
57,051	KEMET Corp.*	232,198
19,542	Keynote Systems, Inc.*	225,710
23,095	Marchex, Inc., Class B	238,571
19,732	Methode Electronics, Inc.	213,895
13,202	Moldflow Corp.*	260,872
17,733	MSC.Software Corp.*	215,988
12,282	Multi-Fineline Electronix, Inc.*	232,130
12,243	NCI, Inc., Class A*	258,327
24,288	Ness Technologies, Inc.*	220,292
24,771	NetScout Systems, Inc.*	247,710
35,054	Network Equipment Technologies, Inc.*	227,851
29,816	O2Micro International Ltd. ADR (Cayman Islands)*	226,303
25,967	Oplink Communications, Inc.*	249,543
12,581	Orbotech Ltd. (Israel)*	220,797
10,005	OSI Systems, Inc.*	244,622
18,187	Perceptron, Inc.*	182,961
15,708	Pericom Semiconductor Corp.*	267,664
21,735	Photon Dynamics, Inc.*	240,606
24,127	Photronics, Inc.*	255,746
22,840	Radisys Corp.*	215,381
23,598	Rudolph Technologies, Inc.*	239,756
32,427	S1 Corp.*	219,207
35,736	Secure Computing Corp.*	236,572
12,006	SI International, Inc.*	275,418
14,448	Sierra Wireless, Inc. (Canada)*	270,178
79,741	Sigmatel, Inc.*	238,824
32,189	Soapstone Networks, Inc.	225,323
28,198	SonicWALL, Inc.*	216,843
27,231	Spectrum Control, Inc.*	233,642
7,889	Standard Microsystems Corp.*	233,909
10,864	SYNNEX Corp.*	259,432
9,746	Telvent GIT S.A. (Spain)	268,405
28,906	Tier Technologies, Inc., Class B*	224,311
45,551	TriQuint Semiconductor, Inc.*	300,180
20,354	TTM Technologies, Inc.*	270,912
23,979	Ultratech, Inc.*	341,940
17,444	Vignette Corp.*	201,478
23,437	Website Pros, Inc.*	210,933
16,861	Zoran Corp.*	221,891
		19,626,766

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Materials—4.1%
8,535	AM Castle & Co.	$263,817
14,441	American Pacific Corp.*	248,818
20,664	Buckeye Technologies, Inc.*	178,330
15,304	Calgon Carbon Corp.*	218,082
15,251	Glatfelter	222,512
17,480	Headwaters, Inc.*	199,796
33,209	ICO, Inc.*	246,743
33,050	Mercer International, Inc.*	221,766
5,101	Olympic Steel, Inc.	261,171
10,608	Penford Corp.	232,952
36,185	PolyOne Corp.*	267,045
7,360	Quaker Chemical Corp.	228,160
11,239	Schulman (A.), Inc.	238,267
9,961	Schweitzer-Mauduit International, Inc.	220,437
6,039	Stepan Co.	237,574
68,784	U.S. Energy Corp.	188,468
90,730	US Gold Corp.*	185,997
		3,859,935
	Telecommunication Services—0.7%
6,825	Atlantic Tele-Network, Inc.	212,462
25,878	D&E Communications, Inc.	232,902
21,274	Gilat Satellite Networks Ltd. (Israel)*	227,419
		672,783
	Utilities—1.0%
9,648	Central Vermont Public Service Corp.	224,798
5,914	CH Energy Group, Inc.	209,119
11,373	Empire District Electric (The) Co.	236,900
76,785	Star Gas Partners, L.P.*	227,284
		898,101
	Total Common Stocks and Other Equity Interests (Cost $101,765,356)	94,228,659
	Money Market Fund—0.2%
181,403	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $181,403)	181,403
	Total Investments (Cost $101,946,759)—100.4%	94,410,062
	Liabilities in excess of other assets—(0.4%)	(342,535)
	Net Assets—100.0%	$94,067,527

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Zacks Small Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.3%
	Consumer Discretionary—16.0%
20,705	1-800-FLOWERS.COM, Inc., Class A*	$182,618
7,435	American Axle & Manufacturing Holdings, Inc.	149,741
7,419	Blyth, Inc.	124,936
5,436	Bob Evans Farms, Inc.	152,589
9,401	Brown Shoe Co., Inc.	156,809
8,517	Brunswick Corp.	142,064
3,890	Buckle (The), Inc.	188,976
16,553	Champion Enterprises, Inc.*	170,827
9,476	Cooper Tire & Rubber Co.	124,515
1,334	Deckers Outdoor Corp.*	184,185
7,638	DG Fastchannel, Inc.*	142,449
5,972	Drew Industries, Inc.*	145,657
12,702	FTD Group, Inc.	174,653
16,935	Furniture Brands International, Inc.	229,468
6,635	Gaiam, Inc., Class A*	116,776
19,555	Great Wolf Resorts, Inc.*	119,481
11,835	INVESTools, Inc.*	137,168
16,660	Jones Apparel Group, Inc.	263,727
8,904	K-Swiss, Inc., Class A	130,444
10,445	Libbey, Inc.	148,319
12,390	Lin TV Corp., Class A*	124,148
10,717	LodgeNet Entertainment Corp.*	65,588
13,040	Maidenform Brands, Inc.*	194,296
8,503	Media General, Inc., Class A	124,824
10,473	Modine Manufacturing Co.	184,011
6,674	Movado Group, Inc.	145,760
12,732	Noble International, Ltd.	79,575
15,507	Overstock.com, Inc.*	298,044
9,215	Perry Ellis International, Inc.*	210,471
19,069	Playboy Enterprises, Inc., Class B*	159,417
19,818	Sally Beauty Holdings, Inc.*	120,097
4,720	Scholastic Corp.*	132,868
8,314	Shutterfly, Inc.*	135,934
17,968	Sinclair Broadcast Group, Inc., Class A	157,939
8,077	Skechers U.S.A., Inc., Class A*	191,021
15,313	Stamps.com, Inc.*	209,941
4,370	Tupperware Brands Corp.	172,178
16,915	Valassis Communications, Inc.*	240,192
4,507	Warnaco Group (The), Inc.*	207,953
		6,339,659
	Consumer Staples—2.4%
3,550	Andersons (The), Inc.	161,348
13,942	Darling International, Inc.*	212,895
8,065	Elizabeth Arden, Inc.*	149,283
4,197	Green Mountain Coffee Roasters, Inc.*	135,143
7,357	Imperial Sugar Co.	116,020
9,128	Winn-Dixie Stores, Inc.*	161,839
		936,528

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy—9.5%
14,701	Allis-Chalmers Energy, Inc.*	$235,656
8,444	Bois d'Arc Energy, Inc.*	201,812
5,734	Buckeye GP Holdings L.P.	145,357
10,495	Callon Petroleum Co.*	209,900
4,938	Crosstex Energy, Inc.	170,904
2,821	Dawson Geophysical Co.*	204,071
4,961	Encore Acquisition Co.*	226,370
16,773	ENGlobal Corp.*	168,569
28,271	FX Energy, Inc.*	140,790
3,867	GulfMark Offshore, Inc.*	231,247
13,342	Harvest Natural Resources, Inc.*	126,616
8,972	Matrix Service Co.*	180,427
5,178	Nordic American Tanker Shipping Ltd.	174,602
23,266	Parker Drilling Co.*	186,593
13,953	Rex Energy Corp.*	302,779
9,225	Rosetta Resources, Inc.*	201,013
15,002	RPC, Inc.	191,576
5,039	Trico Marine Services, Inc.*	189,920
20,039	USEC, Inc.*	92,981
4,851	Willbros Group, Inc.*	175,073
		3,756,256
	Financials—15.6%
3,912	American Physicians Capital, Inc.	181,321
11,763	Amerisafe, Inc.*	167,740
10,301	Amtrust Financial Services, Inc.	160,181
6,467	Anchor BanCorp Wisconsin, Inc.	98,234
10,482	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	197,061
13,155	Bank Mutual Corp.	147,204
9,070	CNA Surety Corp.*	119,996
6,174	eHealth, Inc.*	167,007
12,249	EZCORP, Inc., Class A*	148,703
11,818	Flagstone Reinsurance Holdings Ltd.	144,534
2,725	GAMCO Investors, Inc., Class A	125,377
2,395	Greenhill & Co., Inc.	155,795
12,430	Hallmark Financial Services, Inc.*	134,617
13,880	Hercules Technology Growth Capital, Inc.	140,882
4,056	Infinity Property & Casualty Corp.	157,211
6,287	IPC Holdings Ltd.	183,015
28,321	LaBranche & Co., Inc.*	180,971
7,975	Life Partners Holdings, Inc.	133,023
17,112	MarketAxess Holdings, Inc.*	150,414
5,697	Max Capital Group Ltd.	133,367
12,271	MCG Capital Corp.	93,996
17,578	Meadowbrook Insurance Group, Inc.	127,265
2,801	Navigators Group (The), Inc.*	137,249
5,564	Northwest Bancorp, Inc.	143,551
10,128	Oriental Financial Group, Inc.	190,406
14,349	PennantPark Investment Corp.	106,326

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Small Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,929	Phoenix (The) Cos., Inc.	$194,076
3,413	Piper Jaffray Cos.*	127,168
20,113	PMA Capital Corp., Class A*	186,649
2,804	ProAssurance Corp.*	148,416
11,718	Provident New York Bancorp	156,552
2,866	RLI Corp.	137,568
10,288	Roma Financial Corp.	159,670
11,009	SeaBright Insurance Holdings, Inc.*	170,860
3,342	SVB Financial Group*	162,622
3,836	UMB Financial Corp.	190,419
7,886	United America Indemnity Ltd., Class A*	121,918
6,641	Validus Holdings Ltd.	151,083
10,630	ViewPoint Financial Group	172,738
4,759	W.P. Carey & Co. LLC	142,199
4,059	Zenith National Insurance Corp.	150,751
		6,198,135
	Health Care—11.6%
3,524	Air Methods Corp.*	141,312
13,729	Align Technology, Inc.*	168,592
12,139	Alkermes, Inc.*	150,888
2,739	Analogic Corp.	157,739
10,555	Applera Corp. - Celera Group*	141,226
12,874	Aspect Medical Systems, Inc.*	85,998
4,728	Auxilium Pharmaceuticals, Inc.*	145,386
20,839	BioScrip, Inc.*	114,615
23,269	CryoLife, Inc.*	247,117
17,312	Enzo Biochem, Inc.*	141,612
21,194	Five Star Quality Care, Inc.*	127,164
14,583	GTx, Inc.*	248,639
10,365	Isis Pharmaceuticals, Inc.*	122,100
3,697	Magellan Health Services, Inc.*	142,667
5,675	Martek Biosciences Corp.*	200,101
22,681	Nektar Therapeutics*	109,322
10,866	Obagi Medical Products, Inc.*	87,037
20,444	OraSure Technologies, Inc.*	132,068
18,673	Pain Therapeutics, Inc.*	129,591
8,432	Par Pharmaceutical Cos., Inc.*	143,766
10,831	PDL BioPharma, Inc.*	143,619
5,479	Providence Service (The) Corp.*	154,179
10,253	Quidel Corp.*	164,151
20,215	RTI Biologics, Inc.*	204,980
8,357	Savient Pharmaceuticals, Inc.*	182,517
4,641	SonoSite, Inc.*	148,001
8,285	TriZetto Group (The), Inc.*	174,399
12,203	Vnus Medical Technologies*	199,519
14,766	Volcano Corp.*	174,682
2,636	XenoPort, Inc.*	112,768
		4,595,755

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Industrials—17.0%
9,082	AAON, Inc.	$164,203
7,804	ABM Industries, Inc.	163,416
5,168	Allegiant Travel Co.*	140,828
1,802	Ameron International Corp.	178,038
4,931	Astronics Corp.*	87,772
13,145	Bowne & Co., Inc.	218,733
17,183	CBIZ, Inc.*	152,413
15,342	China Fire & Security Group, Inc.*	130,407
4,145	Copa Holdings S.A., Class A (Panama)	162,028
8,086	Cornell Cos., Inc.*	183,714
6,647	Deluxe Corp.	141,315
5,119	Ducommun, Inc.*	166,777
7,859	DynCorp International, Inc., Class A*	141,069
3,473	Esterline Technologies Corp.*	193,307
4,248	Excel Maritime Carriers Ltd.	168,688
5,253	Exponent, Inc.*	177,236
4,288	FreightCar America, Inc.	164,659
13,776	GenCorp, Inc.*	118,060
5,923	Genesee & Wyoming, Inc., Class A*	211,333
4,627	GeoEye, Inc.*	106,560
10,745	GrafTech International Ltd.*	211,139
5,886	Heidrick & Struggles International, Inc.	176,168
13,486	Hill International, Inc.*	194,873
6,243	ICF International, Inc.*	111,375
6,120	Kadant, Inc.*	159,610
13,061	Kimball International, Inc., Class B	134,136
3,513	L.B. Foster Co., Class A*	112,767
4,383	Layne Christensen Co.*	187,023
4,727	Michael Baker Corp.*	99,551
14,015	Navios Maritime Holdings, Inc. (Greece)	154,025
4,627	Perini Corp.*	167,405
9,769	Pike Electric Corp.*	156,695
8,710	Polypore International, Inc.*	203,901
5,389	Raven Industries, Inc.	165,119
9,639	Rush Enterprises, Inc., Class A*	155,381
5,366	Seaspan Corp. (China)	142,628
8,347	Standard Parking Corp.*	178,876
14,076	Taser International, Inc.*	105,007
4,857	TBS International Ltd., Class A*	195,154
2,997	Triumph Group, Inc.	176,433
2,925	United Stationers, Inc.*	128,963
8,663	Volt Information Sciences, Inc.*	115,564
17,595	Wabash National Corp.	147,446
		6,749,795
	Information Technology—20.0%
3,580	Advent Software, Inc.*	142,699
6,238	Avid Technology, Inc.*	130,187
6,021	Blue Coat Systems, Inc.*	127,103
6,805	Checkpoint Systems, Inc.*	176,454

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Small Cap Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,537	CMGI, Inc.*	$173,387
10,567	Cognex Corp.	266,287
6,042	comScore, Inc.*	114,013
7,172	Data Domain, Inc.*	155,991
25,347	Dice Holdings, Inc.*	172,867
10,434	Double-Take Software, Inc.*	155,258
12,308	Echelon Corp.*	138,588
8,521	ExlService Holdings, Inc.*	214,048
18,333	FalconStor Software, Inc.*	149,414
7,137	FEI Co.*	156,086
12,576	Greenfield Online, Inc.*	143,492
11,545	i2 Technologies, Inc.*	121,223
16,504	Immersion Corp.*	186,330
8,002	InterDigital, Inc.*	162,201
14,849	Intevac, Inc.*	197,195
16,517	Keynote Systems, Inc.*	190,771
18,610	Lawson Software, Inc.*	148,694
23,068	Limelight Networks, Inc.*	64,129
13,466	Liquidity Services, Inc.*	109,748
13,103	LoJack Corp.*	129,589
9,631	Macrovision Corp.*	151,977
20,364	Marchex, Inc., Class B	210,360
10,215	Mellanox Technologies Ltd. (Israel)*	152,919
19,483	Mercury Computer Systems, Inc.*	156,254
13,343	Methode Electronics, Inc.	144,638
27,689	Microtune, Inc.*	97,742
10,341	Monolithic Power Systems, Inc.*	236,808
12,457	MSC.Software Corp.*	151,726
12,277	Multi-Fineline Electronix, Inc.*	232,034
12,664	Oplink Communications, Inc.*	121,701
32,601	Orbcomm, Inc.*	192,020
12,846	PC Connection, Inc.*	95,960
11,923	Pericom Semiconductor Corp.*	203,168
10,638	Phoenix Technologies Ltd.*	125,422
23,037	PLX Technology, Inc.*	198,809
19,341	Rackable Systems, Inc.*	212,751
11,899	Radisys Corp.*	112,208
28,568	S1 Corp.*	193,120
8,007	SAVVIS, Inc.*	117,303
18,068	Secure Computing Corp.*	119,610
21,476	Smith Micro Software, Inc.*	185,338
18,416	SonicWALL, Inc.*	141,619
5,407	Standard Microsystems Corp.*	160,318
10,241	SYKES Enterprises, Inc.*	170,205
4,347	VistaPrint Ltd. (Bermuda)*	147,928
19,272	Wind River Systems, Inc.*	158,801
		7,916,493
	Materials—6.2%
12,299	Buckeye Technologies, Inc.*	106,140
11,127	Calgon Carbon Corp.*	158,560

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,184	Glatfelter	$163,175
14,349	Headwaters, Inc.*	164,009
17,387	Hecla Mining Co.*	178,391
2,529	Kaiser Aluminum Corp.	173,565
4,831	Koppers Holdings, Inc.	234,015
17,351	Landec Corp.*	140,717
18,871	Mercer International, Inc.*	126,624
7,890	Olin Corp.	159,141
2,816	OM Group, Inc.*	154,204
5,656	Rock-Tenn Co., Class A	191,908
7,931	Schulman (A.), Inc.	168,137
6,785	Schweitzer-Mauduit International, Inc.	150,152
13,103	ShengdaTech, Inc.*	101,155
10,978	Spartech Corp.	98,143
		2,468,036
	Telecommunication Services—0.7%
11,516	Alaska Communications Systems Group, Inc.	128,749
5,134	Atlantic Tele-Network, Inc.	159,821
		288,570
	Utilities—1.3%
4,817	Laclede Group (The), Inc.	182,179
5,172	New Jersey Resources Corp.	164,728
5,016	WGL Holdings, Inc.	164,525
		511,432
	Total Common Stocks and Other Equity Interests (Cost $45,353,256)	39,760,659
	Money Market Fund—0.1%
18,983	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $18,983)	18,983
	Total Investments (Cost $45,372,239)—100.4%	39,779,642
	Liabilities in excess of other assets—(0.4%)	(149,860)
	Net Assets—100.0%	$39,629,782

*  Non-income producing security.

See Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2008

	PowerShares Dynamic Aggressive Growth Portfolio	PowerShares Dynamic Deep Value Portfolio	PowerShares Dynamic Large Cap Growth Portfolio	PowerShares Dynamic Large Cap Portfolio	PowerShares Dynamic Large Cap Value Portfolio	PowerShares Dynamic Mid Cap Growth Portfolio	PowerShares Dynamic Mid Cap Portfolio
ASSETS:
Investment at value	$12,833,674	$7,265,527	$665,594,407	$26,031,586	$252,325,415	$389,881,837	$25,570,600
Cash	50,648	—	—	—	72,978	193,364	—
Receivables:
Dividends	954	2,581	488,897	24,204	302,904	301,398	11,664
Shares sold	—	—	—	—	1,933,957	4,452,330	2,561,734
Expense waivers due from Adviser	—	—	10,136	—	—	6,332	—
Investments sold	—	—	—	—	—	—	—
Total Assets	12,885,276	7,268,108	666,093,440	26,055,790	254,635,254	394,835,261	28,143,998
LIABILITIES:
Due to custodian	—	84,017	86,550	73,433	—	—	56,188
Payables:
Investments purchased	—	—	—	—	1,930,413	4,451,172	2,561,290
Shares repurchased	—	—	—	—	—	—	—
Expense recapture due to Adviser	1,239	857	—	1,226	36,295	—	1,010
Accrued advisory fees	5,110	2,905	269,026	9,749	100,463	153,307	9,191
Accrued expenses	48,143	46,938	129,113	49,088	78,893	84,864	47,619
Total Liabilities	54,492	134,717	484,689	133,496	2,146,064	4,689,343	2,675,298
NET ASSETS	$12,830,784	$7,133,391	$665,608,751	$25,922,294	$252,489,190	$390,145,918	$25,468,700
NET ASSETS CONSIST OF:
Shares of beneficial interest	$14,521,978	$9,199,527	$730,574,671	$27,060,744	$271,178,746	$435,073,624	$27,793,870
Undistributed net investment income	—	16,611	568,098	66,667	479,661	—	17,028
Accumulated net realized loss on investments	(2,212,971)	(1,974,690)	(59,293,670)	(954,944)	(11,062,459)	(51,640,876)	(2,634,749)
Net unrealized appreciation (depreciation) on investments	521,777	(108,057)	(6,240,348)	(250,173)	(8,106,758)	6,713,170	292,551
Net Assets	$12,830,784	$7,133,391	$665,608,751	$25,922,294	$252,489,190	$390,145,918	$25,468,700
Shares outstanding (unlimited amount authorized, $0.01 par value)	500,000	300,000	38,400,000	1,000,000	13,100,000	17,500,000	1,000,000
Net asset value	$25.66	$23.78	$17.33	$25.92	$19.27	$22.29	$25.47
Investments at cost	$12,311,897	$7,373,584	$671,834,755	$26,281,759	$260,432,173	$383,168,667	$25,278,049

See Notes to Financial Statements.

	PowerShares Dynamic Mid Cap Value Portfolio	PowerShares Dynamic Small Cap Growth Portfolio	PowerShares Dynamic Small Cap Portfolio	PowerShares Dynamic Small Cap Value Portfolio	PowerShares FTSE NASDAQ Small Cap Portfolio	PowerShares Zacks Micro Cap Portfolio	PowerShares Zacks Small Cap Portfolio
ASSETS:
Investment at value	$79,578,417	$51,861,396	$16,363,486	$91,576,552	$2,554,201	$94,410,062	$39,779,642
Cash	—	35,025	—	77,877	6,208	—	—
Receivables:
Dividends	66,227	4,736	7,093	91,421	759	39,422	20,274
Shares sold	—	—	—	—	—	—	—
Expense waivers due from Adviser	2,935	7,798	—	1,244	—	—	—
Investments sold	1,699,572	—	—	—	3,088	4,638	220,182
Total Assets	81,347,151	51,908,955	16,370,579	91,747,094	2,564,256	94,454,122	40,020,098
LIABILITIES:
Due to custodian	189,992	—	194	—	—	47,221	324,323
Payables:
Investments purchased	—	—	—	—	—	239,118	—
Shares repurchased	1,701,653	—	—	—	—	—	—
Expense recapture due to Adviser	—	—	1,074	—	—	2,327	7,187
Accrued advisory fees	33,078	20,893	6,577	36,501	1,364	38,578	16,524
Accrued expenses	42,074	41,812	49,217	43,867	—	59,351	42,282
Total Liabilities	1,966,797	62,705	57,062	80,368	1,364	386,595	390,316
NET ASSETS	$79,380,354	$51,846,250	$16,313,517	$91,666,726	$2,562,892	$94,067,527	$39,629,782
NET ASSETS CONSIST OF:
Shares of beneficial interest	$99,584,892	$78,118,555	$18,574,136	$115,560,930	$2,572,381	$147,797,708	$60,087,417
Undistributed net investment income	82,617	—	—	—	—	571,023	60,388
Accumulated net realized loss on investments	(15,055,798)	(27,034,915)	(2,564,708)	(24,546,087)	(90)	(46,764,507)	(14,925,426)
Net unrealized appreciation (depreciation) on investments	(5,231,357)	762,610	304,089	651,883	(9,399)	(7,536,697)	(5,592,597)
Net Assets	$79,380,354	$51,846,250	$16,313,517	$91,666,726	$2,562,892	$94,067,527	$39,629,782
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,700,000	3,300,000	700,000	5,800,000	100,000	6,900,000	1,700,000
Net asset value	$16.89	$15.71	$23.31	$15.80	$25.63	$13.63	$23.31
Investments at cost	$84,809,774	$51,098,786	$16,059,397	$90,924,669	$2,563,600	$101,946,759	$45,372,239

Statements of Operations

	PowerShares Dynamic Aggressive Growth Portfolio	PowerShares Dynamic Deep Value Portfolio	PowerShares Dynamic Large Cap Growth Portfolio	PowerShares Dynamic Large Cap Portfolio	PowerShares Dynamic Large Cap Value Portfolio	PowerShares Dynamic Mid Cap Growth Portfolio	PowerShares Dynamic Mid Cap Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008
INVESTMENT INCOME:
Unaffiliated dividend income	$28,479	$267,530	$5,238,330	$279,364	$7,361,043	$1,965,036	$195,048
Affiliated money market dividend income	31	2,624	14,957	1,916	8,977	—	1,787
Foreign withholding tax	—	—	—	—	—	—	—
Total Income	28,510	270,154	5,253,287	281,280	7,370,020	1,965,036	196,835
EXPENSES:
Advisory fees	50,243	64,303	2,635,464	79,933	1,330,936	1,580,803	85,031
Administration & Accounting fees	80,965	80,861	148,869	80,928	80,738	96,935	80,954
Offering costs	20,908	22,493	—	13,427	—	—	14,038
Audit	15,848	15,848	15,848	15,848	15,848	15,848	15,848
Professional tax review	10,464	10,464	11,072	10,464	11,072	11,072	10,464
Custodian & transfer agent fees	6,500	6,479	30,273	6,492	17,614	19,746	6,498
Sub-licensing	5,024	6,430	158,128	7,993	79,856	94,848	8,503
Trustees	4,778	4,851	17,309	4,899	11,676	12,536	4,897
Listing fee and expenses	21	27	10,542	20	10,533	10,346	21
Printing	—	—	77,835	495	—	45,969	618
Registration & filings	—	4	9,000	185	—	4,394	178
Legal	—	—	14,534	—	7,906	8,753	—
Other expenses	484	724	14,755	497	15,085	10,431	514
Total Expenses	195,235	212,484	3,143,629	221,181	1,581,264	1,911,681	227,564
(Waivers) and/or Recapture	(109,011)	(106,397)	177,056	(103,842)	95,715	80,131	(102,985)
Net Expenses	86,224	106,087	3,320,685	117,339	1,676,979	1,991,812	124,579
Net Investment Income (Loss)	(57,714)	164,067	1,932,602	163,941	5,693,041	(26,776)	72,256
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(2,012,817)	(1,925,476)	(45,619,911)	(937,749)	(9,433,763)	(40,640,690)	(2,568,034)
In-kind redemptions	2,081,125	1,099,226	41,084,974	785,174	19,798,746	48,179,826	1,604,521
Net realized gain (loss)	68,308	(826,250)	(4,534,937)	(152,575)	10,364,983	7,539,136	(963,513)
Net change in unrealized appreciation (depreciation) on investments	(109,999)	(622,871)	(26,766,279)	(886,410)	(29,643,000)	(11,401,604)	(474,721)
Net realized and unrealized loss on investments	(41,691)	(1,449,121)	(31,301,216)	(1,038,985)	(19,278,017)	(3,862,468)	(1,438,234)
Net decrease in net assets resulting from operations	$(99,405)	$(1,285,054)	$(29,368,614)	$(875,044)	$(13,584,976)	$(3,889,244)	$(1,365,978)

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Dynamic Mid Cap Value Portfolio	PowerShares Dynamic Small Cap Growth Portfolio	PowerShares Dynamic Small Cap Portfolio	PowerShares Dynamic Small Cap Value Portfolio	PowerShares FTSE NASDAQ Small Cap Portfolio	PowerShares Zacks Micro Cap Portfolio	PowerShares Zacks Small Cap Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	For the Period April 1, 2008* Through April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008
INVESTMENT INCOME:
Unaffiliated dividend income	$1,819,164	$211,836	$97,626	$1,654,066	$1,190	$2,473,941	$837,518
Affiliated money market dividend income	3,462	—	1,919	5,290	—	12,822	11,590
Foreign withholding tax	—	—	(21)	(648)	—	(4,474)	(478)
Total Income	1,822,626	211,836	99,524	1,658,708	1,190	2,482,289	848,630
EXPENSES:
Advisory fees	515,440	297,220	47,107	539,511	1,364	733,323	280,863
Administration & Accounting fees	80,738	80,737	80,977	80,738	—	80,738	80,738
Offering costs	—	—	13,425	—	—	—	—
Audit	15,848	15,848	15,848	15,848	—	15,848	15,848
Professional tax review	11,072	11,072	10,464	11,072	—	11,072	10,914
Custodian & transfer agent fees	8,648	7,104	7,334	9,600	—	13,472	8,043
Sub-licensing	30,926	17,833	4,711	32,371	—	146,665	56,173
Trustees	7,480	6,047	4,694	7,574	—	8,818	6,127
Listing fee and expenses	10,196	10,115	19	10,209	—	9,322	116
Printing	7,427	6,880	—	5,531	—	13,469	—
Registration & filings	120	—	9	—	—	—	—
Legal	3,829	1,550	—	3,877	—	5,883	2,228
Other expenses	5,027	2,819	369	6,971	—	8,840	5,971
Total Expenses	696,751	457,225	184,957	723,302	1,364	1,047,450	467,021
(Waivers) and/or Recapture	(47,297)	(82,728)	(110,293)	(43,517)	—	(20,797)	(73,796)
Net Expenses	649,454	374,497	74,664	679,785	1,364	1,026,653	393,225
Net Investment Income (Loss)	1,173,172	(162,661)	24,860	978,923	(174)	1,455,636	455,405
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(11,379,214)	(10,575,049)	(2,148,504)	(17,411,290)	(90)	(25,417,614)	(8,353,227)
In-kind redemptions	7,341,977	4,113,721	1,258,403	5,725,452	—	3,507,802	7,519,841
Net realized gain (loss)	(4,037,237)	(6,461,328)	(890,101)	(11,685,838)	(90)	(21,909,812)	(833,386)
Net change in unrealized appreciation (depreciation) on investments	(15,255,358)	(3,893,759)	15,596	(4,447,006)	(9,399)	(20,949,782)	(7,926,121)
Net realized and unrealized loss on investments	(19,292,595)	(10,355,087)	(874,505)	(16,132,844)	(9,489)	(42,859,594)	(8,759,507)
Net decrease in net assets resulting from operations	$(18,119,423)	$(10,517,748)	$(849,645)	$(15,153,921)	$(9,663)	$(41,403,958)	$(8,304,102)

Statements of Changes in Net Assets

	PowerShares Dynamic Aggressive Growth Portfolio		PowerShares Dynamic Deep Value Portfolio		PowerShares Dynamic Large Cap Growth Portfolio
	Year Ended	For the Period December 20, 2006* Through	Year Ended	For the Period December 20, 2006* Through	Year Ended	Year Ended
	April 30, 2008	April 30, 2007	April 30, 2008	April 30, 2007	April 30, 2008	April 30, 2007
OPERATIONS:
Net investment income (loss)	$(57,714)	$(22,598)	$164,067	$131,829	$1,932,602	$240,165
Net realized gain (loss) on investments	68,308	205,154	(826,250)	234,101	(4,534,937)	(286,076)
Net change in unrealized appreciation (depreciation) of investments	(109,999)	631,776	(622,871)	514,814	(26,766,279)	16,420,488
Net increase (decrease) in net assets resulting from operations	(99,405)	814,332	(1,285,054)	880,744	(29,368,614)	16,374,577
Undistributed net investment income (loss) included in the price of units issued and redeemed	(24,237)	3,814	(10,696)	1,491	458,077	32,897
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(236,479)	(43,560)	(1,364,504)	(240,165)
Return of capital	—	—	—	—	—	(3,527)
Total distributions to shareholders	—	—	(236,479)	(43,560)	(1,364,504)	(243,692)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	26,499,474	19,881,714	12,669,700	19,997,872	939,470,060	289,938,897
Value of shares repurchased	(24,120,991)	(10,144,340)	(19,800,394)	(5,049,438)	(520,725,740)	(177,221,894)
Net income equalization	24,237	(3,814)	10,696	(1,491)	(458,077)	(32,897)
Net increase (decrease) in net assets resulting from shares transactions	2,402,720	9,733,560	(7,119,998)	14,946,943	418,286,243	112,684,106
Increase (Decrease) in Net Assets	2,279,078	10,551,706	(8,652,227)	15,785,618	388,011,202	128,847,888
NET ASSETS:
Beginning of period	10,551,706	—	15,785,618	—	277,597,549	148,749,661
End of period	$12,830,784	$10,551,706	$7,133,391	$15,785,618	$665,608,751	$277,597,549
Undistributed net investment income at end of period	$—	$—	$16,611	$88,918	$568,098	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,000,000	800,000	500,000	800,000	51,900,000	17,800,000
Shares repurchased	(900,000)	(400,000)	(800,000)	(200,000)	(29,400,000)	(11,000,000)
Shares outstanding, beginning of period	400,000	—	600,000	—	15,900,000	9,100,000
Shares outstanding, end of period	500,000	400,000	300,000	600,000	38,400,000	15,900,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Dynamic Large Cap Portfolio		PowerShares Dynamic Large Cap Value Portfolio		PowerShares Dynamic Mid Cap Growth Portfolio
	Year Ended	For the Period December 1, 2006* Through	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2008	April 30, 2007	April 30, 2008	April 30, 2007	April 30, 2008	April 30, 2007
OPERATIONS:
Net investment income (loss)	$163,941	$64,349	$5,693,041	$5,109,774	$(26,776)	$(173,222)
Net realized gain (loss) on investments	(152,575)	265,497	10,364,983	24,650,239	7,539,136	2,676,199
Net change in unrealized appreciation (depreciation) of investments	(886,410)	636,237	(29,643,000)	16,864,450	(11,401,604)	13,821,191
Net increase (decrease) in net assets resulting from operations	(875,044)	966,083	(13,584,976)	46,624,463	(3,889,244)	16,324,168
Undistributed net investment income (loss) included in the price of units issued and redeemed	36,730	(6,528)	(32,015)	339,753	(171,856)	117,894
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(115,860)	(45,948)	(6,461,590)	(3,984,387)	—	(711,633)
Return of capital	—	—	—	—	(35,820)	(9,929)
Total distributions to shareholders	(115,860)	(45,948)	(6,461,590)	(3,984,387)	(35,820)	(721,562)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	29,568,161	20,205,371	182,775,903	482,570,049	637,177,664	199,694,174
Value of shares repurchased	(13,453,440)	(10,327,029)	(202,370,045)	(323,612,201)	(432,900,741)	(128,827,369)
Net income equalization	(36,730)	6,528	32,015	(339,753)	171,856	(117,894)
Net increase (decrease) in net assets resulting from shares transactions	16,077,991	9,884,870	(19,562,127)	158,618,095	204,448,779	70,748,911
Increase (Decrease) in Net Assets	15,123,817	10,798,477	(39,640,708)	201,597,924	200,351,859	86,469,411
NET ASSETS:
Beginning of period	10,798,477	—	292,129,898	90,531,974	189,794,059	103,324,648
End of period	$25,922,294	$10,798,477	$252,489,190	$292,129,898	$390,145,918	$189,794,059
Undistributed net investment income at end of period	$66,667	$18,586	$479,661	$1,248,210	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,100,000	800,000	9,100,000	25,900,000	27,800,000	10,400,000
Shares repurchased	(500,000)	(400,000)	(10,100,000)	(17,000,000)	(19,300,000)	(6,900,000)
Shares outstanding, beginning of period	400,000	—	14,100,000	5,200,000	9,000,000	5,500,000
Shares outstanding, end of period	1,000,000	400,000	13,100,000	14,100,000	17,500,000	9,000,000

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Mid Cap Portfolio		PowerShares Dynamic Mid Cap Value Portfolio		PowerShares Dynamic Small Cap Growth Portfolio
	Year Ended April 30, 2008	For the Period December 1, 2006* Through April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$72,256	$50,583	$1,173,172	$1,145,574	$(162,661)	$(210,147)
Net realized gain (loss) on investments	(963,513)	594,502	(4,037,237)	4,692,328	(6,461,328)	(3,356,204)
Net change in unrealized appreciation (depreciation) of investments	(474,721)	767,272	(15,255,358)	7,757,823	(3,893,759)	(1,366,638)
Net increase (decrease) in net assets resulting from operations	(1,365,978)	1,412,357	(18,119,423)	13,595,725	(10,517,748)	(4,932,989)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(4,238)	(1,941)	260	54,435	(6,069)	(92,734)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(71,701)	(34,110)	(1,388,612)	(891,950)	—	—
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(71,701)	(34,110)	(1,388,612)	(891,950)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	34,432,643	23,082,797	137,259,549	136,706,085	125,298,871	98,612,408
Value of shares repurchased	(18,716,682)	(13,270,626)	(147,727,489)	(96,868,606)	(124,281,604)	(150,797,541)
Net income equalization	4,238	1,941	(260)	(54,435)	6,069	92,734
Net increase (decrease) in net assets resulting from shares transactions	15,720,199	9,814,112	(10,468,200)	39,783,044	1,023,336	(52,092,399)
Increase (Decrease) in Net Assets	14,278,282	11,190,418	(29,975,975)	52,541,254	(9,500,481)	(57,118,122)
NET ASSETS:
Beginning of period	11,190,418	—	109,356,329	56,815,075	61,346,731	118,464,853
End of period	$25,468,700	$11,190,418	$79,380,354	$109,356,329	$51,846,250	$61,346,731
Undistributed net investment income at end of period	$17,028	$16,473	$82,617	$298,057	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,300,000	900,000	7,100,000	7,500,000	7,300,000	5,700,000
Shares repurchased	(700,000)	(500,000)	(7,800,000)	(5,400,000)	(7,300,000)	(8,800,000)
Shares outstanding, beginning of period	400,000	—	5,400,000	3,300,000	3,300,000	6,400,000
Shares outstanding, end of period	1,000,000	400,000	4,700,000	5,400,000	3,300,000	3,300,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Dynamic Small Cap Portfolio		PowerShares Dynamic Small Cap Value Portfolio		PowerShares FTSE NASDAQ Small Cap Portfolio
	Year Ended April 30, 2008	For the Period December 1, 2006* Through April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007	For the Period April 1, 2008* Through April 30, 2008
OPERATIONS:
Net investment income (loss)	$24,860	$2,160	$978,923	$575,488	$(174)
Net realized gain (loss) on investments	(890,101)	353,397	(11,685,838)	6,596,561	(90)
Net change in unrealized appreciation (depreciation) of investments	15,596	288,493	(4,447,006)	1,084,508	(9,399)
Net increase (decrease) in net assets resulting from operations	(849,645)	644,050	(15,153,921)	8,256,557	(9,663)
Undistributed net investment income (loss) included in the price of units issued and redeemed	21,115	(1,680)	(190,409)	48,335	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(24,996)	(1,164)	(1,007,247)	(591,897)	—
Return of capital	(66,108)	—	(2,478,948)	—	—
Total distributions to shareholders	(91,104)	(1,164)	(3,486,195)	(591,897)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	19,213,060	20,297,119	158,114,517	136,778,591	2,572,555
Value of shares repurchased	(9,963,930)	(12,934,869)	(165,487,537)	(93,102,785)	—
Net income equalization	(21,115)	1,680	190,409	(48,335)	—
Net increase (decrease) in net assets resulting from shares transactions	9,228,015	7,363,930	(7,182,611)	43,627,471	2,572,555
Increase (Decrease) in Net Assets	8,308,381	8,005,136	(26,013,136)	51,340,466	2,562,892
NET ASSETS:
Beginning of period	8,005,136	—	117,679,862	66,339,396	—
End of period	$16,313,517	$8,005,136	$91,666,726	$117,679,862	$2,562,892
Undistributed net investment income at end of period	$—	$193	$—	$25,537	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	800,000	800,000	9,200,000	7,800,000	100,000
Shares repurchased	(400,000)	(500,000)	(9,700,000)	(5,400,000)	—
Shares outstanding, beginning of period	300,000	—	6,300,000	3,900,000	—
Shares outstanding, end of period	700,000	300,000	5,800,000	6,300,000	100,000

Statements of Changes in Net Assets (Continued)

	PowerShares Zacks Micro Cap Portfolio		PowerShares Zacks Small Cap Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$1,455,636	$577,806	$455,405	$121,243
Net realized gain (loss) on investments	(21,909,812)	6,289,128	(833,386)	1,615,443
Net change in unrealized appreciation (depreciation) of investments	(20,949,782)	1,294,918	(7,926,121)	(234,214)
Net increase (decrease) in net assets resulting from operations	(41,403,958)	8,161,852	(8,304,102)	1,502,472
Undistributed net investment income (loss) included in the price of units issued and redeemed	(221,325)	53,014	(96,877)	7,230
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,084,217)	(206,496)	(359,366)	(126,531)
Return of capital	—	—	—	(10,819)
Total distributions to shareholders	(1,084,217)	(206,496)	(359,366)	(137,350)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	135,042,430	139,710,391	69,573,912	82,223,254
Value of shares repurchased	(190,796,918)	(114,331,138)	(92,810,601)	(70,924,589)
Net income equalization	221,325	(53,014)	96,877	(7,230)
Net increase (decrease) in net assets resulting from shares transactions	(55,533,163)	25,326,239	(23,139,812)	11,291,435
Increase (Decrease) in Net Assets	(98,242,663)	33,334,609	(31,900,157)	12,663,787
NET ASSETS:
Beginning of period	192,310,190	158,975,581	71,529,939	58,866,152
End of period	$94,067,527	$192,310,190	$39,629,782	$71,529,939
Undistributed net investment income at end of period	$571,023	$257,890	$60,388	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	8,300,000	8,100,000	2,600,000	3,100,000
Shares repurchased	(11,900,000)	(6,700,000)	(3,500,000)	(2,700,000)
Shares outstanding, beginning of period	10,500,000	9,100,000	2,600,000	2,200,000
Shares outstanding, end of period	6,900,000	10,500,000	1,700,000	2,600,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

Financial Highlights

PowerShares Dynamic Aggressive Growth Portfolio

	Year Ended April 30, 2008	For the Period December 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.38	$24.86
Net investment loss**	(0.15)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.57)	1.57
Total from operations	(0.72)	1.52
Net asset value at end of period	$25.66	$26.38
TOTAL RETURN***	(2.73)%	6.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,831	$10,552
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.86%	0.75	%†
Expenses, prior to Waivers and/or Recapture	1.94%	1.76	%†
Net investment loss, after Waivers and/or Recapture	(0.57)%	(0.50	)%†
Portfolio turnover rate ††	94%	11%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.06)	$0.01

PowerShares Dynamic Deep Value Portfolio

	Year Ended April 30, 2008	For the Period December 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.31	$24.99
Net investment income**	0.32	0.22
Net realized and unrealized gain (loss) on investments	(2.41)	1.17
Total from operations	(2.09)	1.39
Distributions to shareholders from:
Net investment income	(0.44)	(0.07)
Net asset value at end of period	$23.78	$26.31
TOTAL RETURN***	(8.05)%	5.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,133	$15,786
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.82%	0.74	%†
Expenses, prior to Waivers and/or Recapture	1.65%	1.55	%†
Net investment income, after Waivers and/or Recapture	1.28%	2.40	%†
Portfolio turnover rate ††	100%	7%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Large Cap Growth Portfolio

	Year Ended April 30,			For the Period March 3, 2005* Through
	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.46	$16.35	$14.11	$14.83
Net investment income (loss)**	0.07	0.02	(0.01)	—	(a)
Net realized and unrealized gain (loss) on investments	(0.16)	1.11	2.25	(0.72)
Total from operations	(0.09)	1.13	2.24	(0.72)
Distributions to shareholders from:
Net investment income	(0.04)	(0.02)	— (a)	—
Return of capital	—	— (a)	—	—
Total distributions	(0.04)	(0.02)	—	—
Net asset value at end of period	$17.33	$17.46	$16.35	$14.11
TOTAL RETURN***	(0.56)%	6.92%	15.89%	(4.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$665,609	$277,598	$148,750	$8,467
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.63%	0.64%	0.63	%†
Expenses, prior to Waivers and/or Recapture	0.60%	0.68%	0.80%	2.45	%†
Net investment income (loss), after Waivers and/or Recapture	0.37%	0.13%	(0.04)%	0.13	%†
Portfolio turnover rate ††	46%	57%	73%	2%
Undistributed net investment income included in price of units issued and redeemed**#	$0.02	$— (a)	—	—

PowerShares Dynamic Large Cap Portfolio

	Year Ended April 30, 2008	For the Period December 1, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.00	$25.18
Net investment income**	0.27	0.12
Net realized and unrealized gain (loss) on investments	(1.14)	1.78
Total from operations	(0.87)	1.90
Distributions to shareholders from:
Net investment income	(0.21)	(0.08)
Net asset value at end of period	$25.92	$27.00
TOTAL RETURN***	(3.26)%	7.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$25,922	$10,798
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.73%	0.74%†
Expenses, prior to Waivers and/or Recapture	1.38%	1.45%†
Net investment income, after Waivers and/or Recapture	1.03%	1.05%†
Portfolio turnover rate ††	49%	3%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.06	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Large Cap Value Portfolio

	Year Ended April 30,			For the Period March 3, 2005* Through
	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.72	$17.41	$14.52	$15.00
Net investment income**	0.43	0.39	0.28	0.05
Net realized and unrealized gain (loss) on investments	(1.40)	3.21	2.85	(0.52)
Total from operations	(0.97)	3.60	3.13	(0.47)
Distributions to shareholders from:
Net investment income	(0.48)	(0.29)	(0.24)	(0.01)
Net asset value at end of period	$19.27	$20.72	$17.41	$14.52
TOTAL RETURN***	(4.78)%	20.85%	21.71%	(3.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$252,489	$292,130	$90,532	$10,166
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.63%	0.65%	0.63%†
Expenses, prior to Waivers and/or Recapture	0.59%	0.67%	0.94%	2.16%†
Net investment income, after Waivers and/or Recapture	2.14%	2.00%	1.75%	1.99%†
Portfolio turnover rate ††	22%	16%	29%	0%
Undistributed net investment income included in price of units issued and redeemed**#	$— (a)	$0.03	—	—

PowerShares Dynamic Mid Cap Growth Portfolio

	Year Ended April 30,			For the Period March 3, 2005* Through
	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.09	$18.79	$13.92	$15.01
Net investment income (loss)**	— (a)	(0.03)	0.28	(0.01)
Net realized and unrealized gain (loss) on investments	1.20	2.44	4.59	(1.08)
Total from operations	1.20	2.41	4.87	(1.09)
Distributions to shareholders from:
Net investment income	—	(0.11)	—	—
Return of capital	— (a)	— (a)	—	—
Total distributions	—	(0.11)	—	—
Net asset value at end of period	$22.29	$21.09	$18.79	$13.92
TOTAL RETURN***	5.70%	12.91%	34.99%	(7.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$390,146	$189,794	$103,325	$8,349
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.63%	0.65%	0.63%†
Expenses, prior to Waivers and/or Recapture	0.60%	0.73%	0.90%	2.45%†
Net investment income (loss), after Waivers and/or Recapture	(0.01)%	(0.15)%	1.56%	(0.20)%†
Portfolio turnover rate ††	80%	69%	86%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.02	—	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Mid Cap Portfolio

	Year Ended April 30, 2008	For the Period December 1, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.98	$25.26
Net investment income**	0.11	0.10
Net realized and unrealized gain (loss) on investments	(2.49)	2.68
Total from operations	(2.38)	2.78
Distributions to shareholders from:
Net investment income	(0.13)	(0.06)
Net asset value at end of period	$25.47	$27.98
TOTAL RETURN***	(8.54)%	11.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$25,469	$11,190
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.73%	0.74	%†
Expenses, prior to Waivers and/or Recapture	1.34%	1.55	%†
Net investment income, after Waivers and/or Recapture	0.42%	0.91	%†
Portfolio turnover rate ††	99%	7%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.01)	$—	(a)

PowerShares Dynamic Mid Cap Value Portfolio

	Year Ended April 30,			For the Period March 3, 2005* Through
	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.25	$17.22	$14.47	$15.10
Net investment income**	0.22	0.29	0.22	0.15
Net realized and unrealized gain (loss) on investments	(3.32)	2.97	2.78	(0.76)
Total from operations	(3.10)	3.26	3.00	(0.61)
Distributions to shareholders from:
Net investment income	(0.26)	(0.23)	(0.25)	(0.02)
Net asset value at end of period	$16.89	$20.25	$17.22	$14.47
TOTAL RETURN***	(15.47)%	19.14%	20.85%	(4.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$79,380	$109,356	$56,815	$10,126
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.63%	0.67%	0.63%†
Expenses, prior to Waivers and/or Recapture	0.68%	0.82%	1.13%	2.14%†
Net investment income, after Waivers and/or Recapture	1.14%	1.64%	1.33%	6.34%†
Portfolio turnover rate ††	53%	43%	117%	1%
Undistributed net investment income included in price of units issued and redeemed**#	$— (a)	$0.01	—	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Small Cap Growth Portfolio

	Year Ended April 30,			For the Period March 3, 2005* Through
	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.59	$18.51	$13.90	$15.11
Net investment income (loss)**	(0.05)	(0.05)	0.11	(0.01)
Net realized and unrealized gain (loss) on investments	(2.83)	0.13	4.50	(1.20)
Total from operations	(2.88)	0.08	4.61	(1.21)
Net asset value at end of period	$15.71	$18.59	$18.51	$13.90
TOTAL RETURN***	(15.49)%	0.43%	33.17%	(8.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$51,846	$61,347	$118,465	$9,727
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.63%	0.65%	0.63%†
Expenses, prior to Waivers and/or Recapture	0.77%	0.84%	0.90%	2.34%†
Net investment income (loss), after Waivers and/or Recapture	(0.27)%	(0.32)%	0.65%	(0.48)%†
Portfolio turnover rate ††	78%	114%	120%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$— (a)	$(0.02)	—	—

PowerShares Dynamic Small Cap Portfolio

	Year Ended April 30, 2008	For the Period December 1, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.68	$25.17
Net investment income**	0.06	—	(a)
Net realized and unrealized gain (loss) on investments	(3.13)	1.51
Total from operations	(3.07)	1.51
Distributions to shareholders from:
Net investment income	(0.08)	—	(a)
Return of capital	(0.22)	—
Total distribution	(0.30)	—
Net asset value at end of period	$23.31	$26.68
TOTAL RETURN***	(11.61)%	6.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,314	$8,005
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.79%	0.74	%†
Expenses, prior to Waivers and/or Recapture	1.96%	1.55	%†
Net investment income, after Waivers and/or Recapture	0.26%	0.04	%†
Portfolio turnover rate ††	103%	52%
Undistributed net investment income included in price of units issued and redeemed**#	$0.05	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Small Cap Value Portfolio

	Year Ended April 30,			For the Period March 3, 2005* Through
	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.68	$17.01	$13.79	$15.06
Net investment income**	0.16	0.13	0.11	0.01
Net realized and unrealized gain (loss) on investments	(2.47)	1.67	3.22	(1.28)
Total from operations	(2.31)	1.80	3.33	(1.27)
Distributions to shareholders from:
Net investment income	(0.16)	(0.13)	(0.11)	—
Return of capital	(0.41)	—	—	—
Total distribution	(0.57)	(0.13)	(0.11)	—
Net asset value at end of period	$15.80	$18.68	$17.01	$13.79
TOTAL RETURN***	(12.51)%	10.64%	24.20%	(8.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$91,667	$117,680	$66,339	$9,651
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.63%	0.66%	0.63%†
Expenses, prior to Waivers and/or Recapture	0.67%	0.80%	1.06%	2.36%†
Net investment income, after Waivers and/or Recapture	0.91%	0.73%	0.73%	0.45%†
Portfolio turnover rate ††	86%	76%	118%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.03)	$0.01	—	—

PowerShares FTSE NASDAQ Small Cap Portfolio

	For the Period April 1, 2008* Through April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.73
Net investment income**	—	(a)
Net realized and unrealized loss on investments	(0.10)
Total from operations	(0.10)
Net asset value at end of period	$25.63
TOTAL RETURN***	(0.39	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,563
Ratio to average net assets of:
Expenses	0.70	%†
Net investment loss	(0.09	)%†
Portfolio turnover rate ††	0%
Undistributed net investment income included in price of units issued and redeemed**#	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

(b)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was (0.50)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Zacks Micro Cap Portfolio

	Year Ended April 30,		For the Period August 18, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.32	$17.47	$14.79
Net investment income**	0.16	0.06	—	(a)
Net realized and unrealized gain (loss) on investments	(4.73)	0.81	2.69
Total from operations	(4.57)	0.87	2.69
Distributions to shareholders from:
Net investment income	(0.12)	(0.02)	(0.01)
Return of capital	—	—	—	(a)
Total distributions	(0.12)	(0.02)	(0.01)
Net asset value at end of period	$13.63	$18.32	$17.47
TOTAL RETURN***	(25.07)%	4.99%	18.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$94,068	$192,310	$158,976
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%	0.71%	0.72	%†
Expenses, prior to Waivers and/or Recapture	0.71%	0.78%	0.82	%†
Net investment income, after Waivers and/or Recapture	0.99%	0.36%	0.01	%†
Portfolio turnover rate ††	54%	72%	78%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.03)	$0.01	—

PowerShares Zacks Small Cap Portfolio

	Year Ended April 30,			For the Period February 16, 2006* Through
	2008		2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.51		$26.76	$25.41
Net investment income**	0.22	†††	0.05	0.02
Net realized and unrealized gain (loss) on investments	(4.23)		0.76	1.33
Total from operations	(4.01)		0.81	1.35
Distributions to shareholders from:
Net investment income	(0.19)		(0.06)	—
Return of capital	—		— (a)	—
Total distributions	(0.19)		(0.06)	—
Net asset value at end of period	$23.31		$27.51	$26.76
TOTAL RETURN***	(14.66)%		3.03%	5.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$39,630		$71,530	$58,866
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%		0.71%	0.75	%†
Expenses, prior to Waivers and/or Recapture	0.83%		0.89%	1.17	%†
Net investment income, after Waivers and/or Recapture	0.81	%†††	0.19%	0.30	%†
Portfolio turnover rate ††	58%		87%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.05)		$— (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Books-A-Million, Inc. on July 5, 2007. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.19 and 0.72%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of period end, the Trust offers seventy-three portfolios. This report includes the following portfolios:

PowerShares Dynamic Aggressive Growth Portfolio	"Dynamic Aggressive Growth Portfolio"

PowerShares Dynamic Deep Value Portfolio	"Dynamic Deep Value Portfolio"

PowerShares Dynamic Large Cap Growth Portfolio	"Dynamic Large Cap Growth Portfolio"

PowerShares Dynamic Large Cap Portfolio	"Dynamic Large Cap Portfolio"

PowerShares Dynamic Large Cap Value Portfolio	"Dynamic Large Cap Value Portfolio"

PowerShares Dynamic Mid Cap Growth Portfolio	"Dynamic Mid Cap Growth Portfolio"

PowerShares Dynamic Mid Cap Portfolio	"Dynamic Mid Cap Portfolio"

PowerShares Dynamic Mid Cap Value Portfolio	"Dynamic Mid Cap Value Portfolio"

PowerShares Dynamic Small Cap Growth Portfolio	"Dynamic Small Cap Growth Portfolio"

PowerShares Dynamic Small Cap Portfolio	"Dynamic Small Cap Portfolio"

PowerShares Dynamic Small Cap Value Portfolio	"Dynamic Small Cap Value Portfolio"

PowerShares FTSE NASDAQ Small Cap Portfolio	"FTSE NASDAQ Small Cap Portfolio"

PowerShares Zacks Micro Cap Portfolio	"Zacks Micro Cap Portfolio"

PowerShares Zacks Small Cap Portfolio	"Zacks Small Cap Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's shares are listed and traded on the American Stock Exchange except for shares of the FTSE NASDAQ Small Cap Portfolio. The shares of FTSE NASDAQ Small Cap Portfolio are listed and traded on NASDAQ.

The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Dynamic Aggressive Growth Portfolio	Dynamic Aggressive Growth IntellidexSM Index

Dynamic Deep Value Portfolio	Dynamic Deep Value IntellidexSM Index

Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index

Dynamic Large Cap Portfolio	Dynamic Large Cap IntellidexSM Index

Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index

Dynamic Mid Cap Growth Portfolio	Dynamic Mid Cap Growth IntellidexSM Index

Dynamic Mid Cap Portfolio	Dynamic Mid Cap IntellidexSM Index

Dynamic Mid Cap Value Portfolio	Dynamic Mid Cap Value IntellidexSM Index

Dynamic Small Cap Growth Portfolio	Dynamic Small Cap Growth IntellidexSM Index

Dynamic Small Cap Portfolio	Dynamic Small Cap IntellidexSM Index

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Fund	Index
Dynamic Small Cap Value Portfolio	Dynamic Small Cap Value IntellidexSM Index

FTSE NASDAQ Small Cap Portfolio	FTSE NASDAQ Small Cap Index

Zacks Micro Cap Portfolio	Zacks Micro Cap Index

Zacks Small Cap Portfolio	Zacks Small Cap Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options if no closing price is available are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. Other Risk

The Funds may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of investments may tend to rise and fall more rapidly.

When investing in securities of a limited number of companies, each investment has a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company adjustments, if any.

The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for FTSE NASDAQ Small Cap Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

The FTSE NASDAQ Small Cap Portfolio has agreed to pay an annual unitary management fee to the Invesco PowerShares Capital Management LLC ("the Adviser") (formerly PowerShares Capital Management LLC). Whereby, the Adviser has agreed to pay substantially all expenses of the FTSE NASDAQ Small Cap Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, brokerage expenses, taxes, interest and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal year end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser such that the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (other than the for FTSE NASDAQ Small Cap Portfolio) has agreed to pay an annual fee of 0.50% of each Fund's average daily net assets. The FTSE NASDAQ Small Cap Portfolio has agreed to pay an annual unitary management fee of 0.70% of its average daily net assets and the Adviser has agreed to pay substantially all expenses of the FTSE NASDAQ Small Cap Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the management fee, distribution fees, brokerage expenses, taxes, interest and other extraordinary expenses, if any.

The Adviser has entered into an Amended and Restated Excess Expense Agreement ("Excess Expense Agreement,") with the Trust, under which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Excess Expense Agreement does not apply to the FTSE NASDAQ Small Cap Portfolio.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as 'Waivers and/or Recapture'.

During the year ended April 30, 2008, the amount of 'Waivers and/or Recapture' was as follows:

(Waivers) and/or Recapture
Dynamic Aggressive Growth Portfolio	$(109,011)
Dynamic Deep Value Portfolio	(106,397)
Dynamic Large Cap Growth Portfolio	177,056
Dynamic Large Cap Portfolio	(103,842)
Dynamic Large Cap Value Portfolio	95,715
Dynamic Mid Cap Growth Portfolio	80,131
Dynamic Mid Cap Portfolio	(102,985)
Dynamic Mid Cap Value Portfolio	(47,297)
Dynamic Small Cap Growth Portfolio	(82,728)
Dynamic Small Cap Portfolio	(110,293)
Dynamic Small Cap Value Portfolio	(43,517)
Zacks Micro Cap Portfolio	(20,797)
Zacks Small Cap Portfolio	(73,796)

The net amounts of Waivers and/or Recapture are also shown on the Statements of Operations.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2008 are as follows:

	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amount	04/30/09	04/30/10	04/30/11
Dynamic Aggressive Growth Portfolio	$154,182	$—	$33,491	$120,691
Dynamic Deep Value Portfolio	150,869	—	38,565	112,304
Dynamic Large Cap Growth Portfolio	46,729	—	7,424	39,305
Dynamic Large Cap Portfolio	147,948	—	38,552	109,396
Dynamic Large Cap Value Portfolio	143,285	—	141,671	1,614
Dynamic Mid Cap Growth Portfolio	174,604	28,694	119,729	26,181
Dynamic Mid Cap Portfolio	147,575	—	39,219	108,356
Dynamic Mid Cap Value Portfolio	305,730	122,082	132,535	51,113
Dynamic Small Cap Growth Portfolio	341,697	115,109	142,404	84,184
Dynamic Small Cap Portfolio	156,848	—	40,892	115,956
Dynamic Small Cap Value Portfolio	305,019	124,935	134,255	45,829
Dynamic Zacks Micro Cap Portfolio	219,604	65,312	120,775	33,517
Dynamic Zacks Small Cap Portfolio	222,089	20,987	114,734	86,368

Distribution Agreement

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (formerly A I M Distributors, Inc.) (the "Distributor") which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

Licensing Fee Agreements

The Adviser has entered into licensing agreements for each Fund with the following Licensors:

Fund	Licensor
Dynamic Aggressive Growth Portfolio	American Stock Exchange

Dynamic Deep Value Portfolio	American Stock Exchange

Dynamic Large Cap Growth Portfolio	American Stock Exchange

Dynamic Large Cap Portfolio	American Stock Exchange

Dynamic Large Cap Value Portfolio	American Stock Exchange

Dynamic Mid Cap Growth Portfolio	American Stock Exchange

Dynamic Mid Cap Portfolio	American Stock Exchange

Dynamic Mid Cap Value Portfolio	American Stock Exchange

Dynamic Small Cap Growth Portfolio	American Stock Exchange

Dynamic Small Cap Portfolio	American Stock Exchange

Dynamic Small Cap Value Portfolio	American Stock Exchange

FTSE NASDAQ Small Cap Portfolio	FTSE International Limited

Zacks Micro Cap Portfolio	Zacks Investment Research, Inc.

Zacks Small Cap Portfolio	Zacks Investment Research, Inc.

The above trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Funds. The Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Bank of New York, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Federal Income Tax

At April 30, 2008, costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

Dynamic Aggressive Growth Portfolio	$12,337,915
Dynamic Deep Value Portfolio	7,373,620
Dynamic Large Cap Growth Portfolio	673,011,178
Dynamic Large Cap Portfolio	26,290,842
Dynamic Large Cap Value Portfolio	260,705,146
Dynamic Mid Cap Growth Portfolio	383,510,285
Dynamic Mid Cap Portfolio	25,331,241
Dynamic Mid Cap Value Portfolio	84,848,477
Dynamic Small Cap Growth Portfolio	51,123,643
Dynamic Small Cap Portfolio	16,105,297
Dynamic Small Cap Value Portfolio	91,147,196
FTSE NASDAQ Small Cap Portfolio	2,563,600
Zacks Micro Cap Portfolio	101,968,194
Zacks Small Cap Portfolio	45,369,982

At April 30, 2008, the components of accumulated earnings/loss on a tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Dynamic Aggressive Growth Portfolio	$—	$(497,988)	$495,759	$1,158,303	$(662,544)	$(2,229)
Dynamic Deep Value Portfolio	16,611	(1,131,687)	(108,093)	377,212	(485,305)	(1,223,169)
Dynamic Large Cap Growth Portfolio	568,098	(25,132,385)	(7,416,771)	30,806,253	(38,223,024)	(31,981,058)
Dynamic Large Cap Portfolio	66,667	(87,112)	(259,256)	1,036,108	(1,295,364)	(279,701)
Dynamic Large Cap Value Portfolio	479,661	(4,233,318)	(8,379,731)	12,968,239	(21,347,970)	(12,133,388)
Dynamic Mid Cap Growth Portfolio	—	(13,590,656)	6,371,552	21,816,008	(15,444,456)	(7,219,104)
Dynamic Mid Cap Portfolio	17,028	(628,828)	239,359	1,291,837	(1,052,478)	(372,441)
Dynamic Mid Cap Value Portfolio	82,617	(7,969,826)	(5,270,060)	2,987,506	(8,257,566)	(13,157,269)
Dynamic Small Cap Growth Portfolio	—	(20,584,379)	737,753	3,695,996	(2,958,243)	(19,846,626)

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Dynamic Small Cap Portfolio	$—	$(1,028,299)	$258,189	$1,157,784	$(899,595)	$(770,110)
Dynamic Small Cap Value Portfolio	—	(13,248,558)	429,356	6,970,897	(6,541,541)	(12,819,202)
FTSE NASDAQ Small Cap Portfolio	—	(90)	(9,399)	128,064	(137,463)	(9,489)
Zacks Micro Cap Portfolio	571,023	(31,452,116)	(7,558,132)	5,272,419	(12,830,551)	(38,439,225)
Zacks Small Cap Portfolio	60,388	(10,640,009)	(5,590,340)	2,432,379	(8,022,719)	(16,169,961)

Distributions to Shareholders:

The tax character of distributions paid was as follows:

	Year Ended April 30, 2008	Period Ended April 30, 2007
	Distributions paid from Ordinary Income	Distributions paid from Ordinary Income
Dynamic Deep Value Portfolio	$236,479	$43,560
Dynamic Large Cap Growth Portfolio	1,364,504	240,165
Dynamic Large Cap Portfolio	115,860	45,948
Dynamic Large Cap Value Portfolio	6,461,590	3,984,387
Dynamic Mid Cap Growth Portfolio	—	711,633
Dynamic Mid Cap Portfolio	71,701	34,110
Dynamic Mid Cap Value Portfolio	1,388,612	891,950
Dynamic Small Cap Portfolio	24,996	1,164
Dynamic Small Cap Value Portfolio	1,007,247	591,897
Zacks Micro Cap Portfolio	1,084,217	206,496
Zacks Small Cap Portfolio	359,366	126,531
	Year Ended April 30, 2008	Period Ended April 30, 2007
	Distributions paid from Return of Capital	Distributions paid from Return of Capital
Dynamic Large Cap Growth Portfolio	—	$3,527
Dynamic Mid Cap Growth Portfolio	$35,820	9,929
Dynamic Small Cap Portfolio	66,108	—
Dynamic Small Cap Value Portfolio	2,478,948	—
Zacks Small Cap Portfolio	—	10,819

At April 30, 2008, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

the capital loss carryforward by any one fund may be limited by federal tax rules. These rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a fund.

	Year of Expiration			Total
	2014	2015	2016	Amount
Dynamic Aggressive Growth Portfolio	$—	$—	$497,988	$497,988
Dynamic Deep Value Portfolio	—	—	1,131,687	1,131,687
Dynamic Large Cap Growth Portfolio	191,864	10,916,066	14,024,455	25,132,385
Dynamic Large Cap Portfolio	—	—	87,112	87,112
Dynamic Large Cap Value Portfolio	70,814	1,378,743	2,783,761	4,233,318
Dynamic Mid Cap Growth Portfolio	422,220	8,055,857	5,112,579	13,590,656
Dynamic Mid Cap Portfolio	—	—	628,828	628,828
Dynamic Mid Cap Value Portfolio	237,806	2,384,765	5,347,255	7,969,826
Dynamic Small Cap Growth Portfolio	823,782	13,094,039	6,666,558	20,584,379
Dynamic Small Cap Portfolio	—	—	1,028,299	1,028,299
Dynamic Small Cap Value Portfolio	703,862	3,929,009	8,615,687	13,248,558
FTSE NASDAQ Small Cap Portfolio	—	—	90	90
Zacks Micro Cap Portfolio	1,951,245	15,172,527	14,328,344	31,452,116
Zacks Small Cap Portfolio	—	3,417,527	7,222,482	10,640,009

During the period ended April 30, 2008, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Dynamic Aggressive Growth Portfolio	$1,688,965
Dynamic Deep Value Portfolio	842,967
Dynamic Large Cap Growth Portfolio	32,984,862
Dynamic Large Cap Portfolio	858,749
Dynamic Large Cap Value Portfolio	6,556,168
Dynamic Mid Cap Growth Portfolio	37,708,602
Dynamic Mid Cap Portfolio	1,952,729
Dynamic Mid Cap Value Portfolio	7,047,269
Dynamic Small Cap Growth Portfolio	6,425,679
Dynamic Small Cap Portfolio	1,490,509
Dynamic Small Cap Value Portfolio	11,075,002
Zacks Micro Cap Portfolio	15,290,956
Zacks Small Cap Portfolio	4,287,674

In order to present shares of beneficial interest and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to shares of beneficial interest, undistributed net investment income or loss and net

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

realized gains or losses on investments. These differences are primarily due to redemptions in-kind and the tax treatment of income earned from investments in partnerships, wash sales, book equalization, and net operating losses, if any. These adjustments have no effect on net assets. For the period ended April 30, 2008, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Shares of Beneficial Interest
Dynamic Aggressive Growth Portfolio	$81,951	$(2,079,383)	$1,997,432
Dynamic Deep Value Portfolio	10,801	(1,095,614)	1,084,813
Dynamic Large Cap Growth Portfolio	(458,077)	(40,929,676)	41,387,753
Dynamic Large Cap Portfolio	(36,730)	(784,924)	821,654
Dynamic Large Cap Value Portfolio	32,015	(19,698,183)	19,666,168
Dynamic Mid Cap Growth Portfolio	234,452	(48,095,519)	47,861,067
Dynamic Mid Cap Portfolio	4,238	(1,594,088)	1,589,850
Dynamic Mid Cap Value Portfolio	(260)	(7,295,286)	7,295,546
Dynamic Small Cap Growth Portfolio	168,730	(4,082,681)	3,913,951
Dynamic Small Cap Portfolio	44,936	(1,253,822)	1,208,886
Dynamic Small Cap Value Portfolio	2,672,144	(5,428,634)	2,756,490
FTSE NASDAQ Small Cap Portfolio	174	—	(174)
Zacks Micro Cap Portfolio	163,039	(2,750,196)	2,587,157
Zacks Small Cap Portfolio	61,226	(7,318,785)	7,257,559

Note 5. Investment Transactions

For the period ended April 30, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Aggressive Growth Portfolio	$9,757,547	$10,060,573
Dynamic Deep Value Portfolio	12,766,233	12,983,687
Dynamic Large Cap Growth Portfolio	243,516,283	244,743,481
Dynamic Large Cap Portfolio	8,111,954	8,004,816
Dynamic Large Cap Value Portfolio	57,487,022	59,752,347
Dynamic Mid Cap Growth Portfolio	250,530,770	263,890,995
Dynamic Mid Cap Portfolio	17,293,965	17,361,186
Dynamic Mid Cap Value Portfolio	54,237,973	54,635,344
Dynamic Small Cap Growth Portfolio	46,648,521	49,426,552
Dynamic Small Cap Portfolio	10,391,126	9,996,848
Dynamic Small Cap Value Portfolio	92,530,884	92,805,801
FTSE NASDAQ Small Cap Portfolio	—	9,295
Zacks Micro Cap Portfolio	78,309,137	82,730,913
Zacks Small Cap Portfolio	32,465,346	33,001,622

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

For the period ended April 30, 2008, in-kind transactions were as follows:

	Securities Received	Securities Delivered
Dynamic Aggressive Growth Portfolio	$20,546,000	$17,962,772
Dynamic Deep Value Portfolio	11,561,266	18,629,586
Dynamic Large Cap Growth Portfolio	941,318,902	521,504,978
Dynamic Large Cap Portfolio	26,543,124	10,584,865
Dynamic Large Cap Value Portfolio	182,949,463	201,198,070
Dynamic Mid Cap Growth Portfolio	645,332,740	427,778,613
Dynamic Mid Cap Portfolio	31,971,730	16,231,574
Dynamic Mid Cap Value Portfolio	137,644,549	147,219,455
Dynamic Small Cap Growth Portfolio	128,446,149	124,835,755
Dynamic Small Cap Portfolio	17,794,015	8,970,271
Dynamic Small Cap Value Portfolio	157,999,020	165,017,760
FTSE NASDAQ Small Cap Portfolio	2,572,555	—
Zacks Micro Cap Portfolio	134,060,719	184,406,709
Zacks Small Cap Portfolio	67,939,454	90,150,802

Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 6. Trustees' Fees

The Funds (except for FTSE NASDAQ Small Cap Portfolio) compensate each Trustee on behalf of the Trust who is not an employee of the Trust or its affiliates. With respect to FTSE NASDAQ Small Cap Portfolio, the Adviser, as a result of the unitary management fee, compensates each Trustee on behalf of the Fund. Interested Trustees and Officers of the Trust do not receive any Trustees' fees.

The Trust (has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferred Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the participating trustee is valued as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with withdrawals or with declines in the value of the shares selected.

Note 7. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only authorized participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not be eligible for trading by the Authorized Participant or as a result of other market circumstances.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Note 8. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 9. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has assessed the application of FAS 157 to the Funds and has determined that the adoption of FAS 157 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2008, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 30, 2008

Supplemental Information

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

	Qualified dividend income	Dividends-received deduction
Dynamic Aggressive Growth Portfolio	0%	0%
Dynamic Deep Value Portfolio	100%	100%
Dynamic Large Cap Growth Portfolio	100%	100%
Dynamic Large Cap Portfolio	100%	100%
Dynamic Large Cap Value Portfolio	100%	100%
Dynamic Mid Cap Growth Portfolio	100%	100%
Dynamic Mid Cap Portfolio	100%	100%
Dynamic Mid Cap Value Portfolio	100%	100%
Dynamic Small Cap Growth Portfolio	0%	0%
Dynamic Small Cap Portfolio	100%	100%
Dynamic Small Cap Value Portfolio	100%	100%
FTSE NASDAQ Small Cap	0%	0%
Zacks Micro Cap Portfolio	100%	100%
Zacks Small Cap Portfolio	100%	100%

Supplemental Information (Continued)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser ("Independent Trustees") and the Trustee who is affiliated with the Adviser ("Management Trustee") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (b. 1958) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	104	None

Marc M. Kole (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President and Controller, Priority Health (September 2005-April 2008); formerly, Interim CFO, Priority Health (July 2006-April 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); formerly Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	104	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (b. 1963) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Partner, Bell, Boyd & Lloyd LLP (1989-Present)	104	None

Philip M. Nussbaum (b. 1961) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002-August 2003); formerly Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	104	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Donald H. Wilson (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President, Chief Operating Officer and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (August 2007-Present); formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006-August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995- February 2006)	104	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (b. 1963)** Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); formerly Manager, Nuveen Investments (April 1998-August 2002)	104	None

Availability of Additional Information About Funds' Trustees

The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (b. 1954) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and Treasurer Since 2006 Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (b. 1965) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel, Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 18, 2008, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 70 series (the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares FTSE RAFI Basic Materials Sector Portfolio

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

PowerShares FTSE RAFI Consumer Services Sector Portfolio

PowerShares FTSE RAFI Energy Sector Portfolio

PowerShares FTSE RAFI Financials Sector Portfolio

PowerShares FTSE RAFI Health Care Sector Portfolio

PowerShares FTSE RAFI Industrials Sector Portfolio

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares FTSE RAFI Utilities Sector Portfolio

PowerShares Cleantech Portfolio

PowerShares Dynamic Aggressive Growth Portfolio

PowerShares Dynamic Banking Portfolio

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Deep Value Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares DWA Technical Leaders Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares WilderHill Progressive Energy Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed information on the performance of the Funds and the performance of their benchmark indices. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance and reviewed a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for any tracking error for certain of the Funds, which the Adviser then applied to its analysis of the tracking error between the underlying index and the performance of each Fund. The Trustees noted that, in each case, the correlation and tracking error was within the range set forth in the registration statement. The Trustees also concluded that each of the Funds is correlated to its underlying index and that the tracking error for each Fund was within a reasonable range in that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees found that the nature and extent of services provided to the Funds under the Investment Advisory Agreement are appropriate and that the quality is good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and the advisory fee, as compared to three categories of comparable funds selected by Lipper Inc., an independent source: exchange-traded index funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees noted that the annual advisory fee charged to the Funds was

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

identical (0.50% of average net assets), except for the advisory fee for the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, the PowerShares Dividend Achievers(TM) Portfolio, the PowerShares High Growth Rate Dividend Achievers(TM) Portfolio and the PowerShares International Dividend Achievers(TM) Portfolio (for each of which the annual advisory fee was 0.40% of average net assets), and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees and offering costs (for all Funds other than the initial two Funds, the PowerShares Dynamic OTC Portfolio and the PowerShares Dynamic Market Portfolio), brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets (0.50% of average net assets for the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, the PowerShares Dividend Achievers(TM) Portfolio, the PowerShares High Growth Rate Dividend Achievers(TM) Portfolio and the PowerShares International Dividend Achievers(TM) Portfolio) at least until April 30, 2009. The Trustees noted that the Adviser represented that it does not provide investment management services to clients other than the Trust and other exchange-traded funds overseen by the Board. The Trustees noted that the advisory fees were at the higher end of the ETF peer funds, but were lower than the median of the open-end actively-managed peer funds. The Trustees determined that the advisory fees were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratios were at the higher end of the ETF peer funds, but were generally lower than the median of the expense ratios of the open-end (non-ETF) index peer funds and the median of the open-end actively-managed peer funds. The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds. The Board concluded that the advisory fee and expense ratio of each Fund are competitive and that the advisory fee for each Fund is reasonable and appropriate in amount in light of the quality of services provided and the expense cap in place.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to each Fund. The Trustees concluded that the profitability to the Adviser of the advisory services provided to the Funds is not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio, expense limitation agreed to by the Adviser and whether the investment process produced economies of scale. The Trustees noted that certain fixed costs associated with the management of the Funds are being reduced on a per-Fund basis as additional Funds are added, and that the gradual reduction of the per-Fund cost enabled the Adviser to operate some of the Funds under the expense cap, which potentially would lower the costs to shareholders. The Trustees noted that the Excess Expense Agreement with the Trust provided that the Adviser was entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the expense cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its expense cap.

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Board Considerations Regarding Approval of Investment
Advisory Agreement for the PowerShares FTSE NASDAQ Small Cap Portfolio

At a meeting held on October 2, 2007, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between PowerShares Capital Management LLC (the "Adviser") and the Trust for the PowerShares FTSE NASDAQ Small Cap Portfolio (the "Fund").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) since Fund performance was not available, the correlation and tracking error between the indices tracked by other exchange-traded funds ("ETFs") for which the Adviser serves as such and those funds' performance, (iii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iv) the extent to which economies of scale may be realized as the Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser, information describing the Adviser's current organization and projected staffing, and the background and experience of the persons responsible for the day-to-day management of the Fund, and considered the quality of services provided by the Adviser to other ETFs. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund's administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Fund.

Based on their review, the Trustees concluded that the nature and extent of services to be provided by the Adviser to the Fund were appropriate and that the quality was expected to be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund's expected total expense ratio and proposed advisory fee, as compared to information prepared by Lipper Inc., an independent source, on expense ratios and advisory fees of a broad universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees also considered data from an August 2007 report by Morgan Stanley, Inc. showing average expense ratios for various types of ETFs and open-end funds, including index funds. The Trustees noted that the annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser agreed to pay all expenses of the Fund except brokerage commissions and other trading expenses, taxes and extraordinary expenses. The Trustees noted that the advisory fees were generally at the higher end of the ETF universe, but were generally lower than fees for open-end (non-ETF) funds and closed-end funds, and were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that some of the higher advisory fees

Board Considerations Regarding Approval of Investment
Advisory Agreement for the PowerShares FTSE NASDAQ Small Cap Portfolio (Continued)

were attributable to higher license fees payable out of the unitary fee charged to the Funds. The Board noted that the Advisor represented that the advisory fees were competitive with those of their ETF peers. The Board concluded that the advisory fee and expected total expense ratio of each Fund are reasonable and appropriate in amount in light of the quality of services expected to be provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser as investment adviser to the other ETFs, as well as the fees waived and expenses reimbursed by the Adviser for those ETFs. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to those ETFs. The Trustees noted the Adviser's statement that its costs of managing those ETFs generally exceeded the amount payable as management fees under the investment advisory agreement for those funds. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable in comparison with the costs of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as the Fund and other series of the Trust grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that certain fixed costs associated with the management of the Fund can be reduced on a per-fund basis, and that although such economies would be enjoyed by the Adviser, a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.go  v. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit our website invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-AR-5

2008 Annual Report to Shareholders

30 April 2008

PowerShares Buyback AchieversTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares Financial Preferred Portfolio

PowerShares High Growth Rate Dividend
AchieversTM Portfolio

PowerShares High Yield Equity Dividend
AchieversTM Portfolio

PowerShares International Dividend
AchieversTM Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	18

Frequency Distribution of Discounts & Premiums	20

Fees and Expenses	22

Dividend Income Portfolios

Schedules of Investments

PowerShares Buyback AchieversTM Portfolio	24

PowerShares Dividend AchieversTM Portfolio	28

PowerShares Financial Preferred Portfolio	32

PowerShares High Growth Rate Dividend AchieversTM Portfolio	33

PowerShares High Yield Equity Dividend AchieversTM Portfolio	35

PowerShares International Dividend AchieversTM Portfolio	36

Statements of Assets and Liabilities	38

Statements of Operations	40

Statements of Changes in Net Assets	42

Financial Highlights	44

Notes to Financial Statements	47

Report of Independent Registered Public Accounting Firm	57

Supplemental Information	58

Information about Advisory Agreement	64

To My Fellow Investors,

It gives me great pleasure to report on the state of your investment in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in Invesco PowerShares Capital Management LLC.

Invesco PowerShares has accomplished a number of corporate and industry achievements in 2007. Some of the most notable successes over the past 12 months are that PowerShares:

•  Was the first to receive approval from the SEC to operate actively managed equity and fixed-income ETFs.

•  Launched our initial group of international ETFs, which invest directly in securities listed on foreign exchanges. As of April 30, 2008, we had 17 ETFs allowing investors to invest across a wide geographic range.

•  Brought out the markets only ETFs investing in insured municipal bonds. These three ETF's were part of our initial entry into the Fixed Income portion of the investment spectrum.

•  Further enhanced our reputation as one of the leading innovators in the ETF marketplace when the PowerShares S&P Buy-Write Portfolio was awarded the most innovative new ETF for 2007.

•  Expanded our global footprint with the introduction of 14 PowerShares ETFs listed on four major stock exchanges across Europe (London, Milan, Frankfurt and Paris).

•  Launched the PowerShares India Portfolio, one of the first ETFs to provide U.S. investors with direct access to securities listed on the India stock exchange.

Another milestone of the past year was the adoption of our new name, Invesco PowerShares – in short, we have a new corporate name. Invesco PowerShares represents the strength of global diversification you get through the combination of Invesco's worldwide resources and PowerShares' market leading ETF capabilities. As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities, a presence in 12 countries and $500 billion in assets under management globally at the end of 2007.

While our name has changed and we have a new corporate logo, our goal of delivering the highest quality investment management available in the ETF structure has not changed and all of the names of your funds and their trading symbols remain the same – as do all of our telephone contact numbers. All of us at Invesco PowerShares will continue to strive to provide you with compelling investment solutions and high-quality customer service. Regardless of market conditions, Invesco PowerShares will hold true to its mission: seeking to build financial security for investors.

Best regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

Although the benchmark S&P 500 index hit an all-time high in October, 2007, it capitulated as the subprime mortgage crisis began to negatively affect the balance sheets of major U.S. financial institutions. As a result, volatility (as measured by the CBOE "VIX" index) increased by 46.2% during the April 30, 2007 to April 30, 2008 reporting period. Another dramatic rise over the same timeframe was the price of crude oil, which rallied 72.7%. U.S. economic growth began to slow significantly in Q1 2008, leading to recession concerns addressed by the Federal Reserve Bank through aggressive monetary policy easing (the Fed Fund target rate was cut by 2.25% in 2008). The combination of lower short-term U.S. interest rates and the recycling of petrodollars into European banks caused the U.S. dollar to weaken versus all G7 currencies for the year ended April 30, 2008.

By March, 2008, even the AAA-rated monoline bond insurers succumbed to the U.S. credit crunch. Bond insurer ratings downgrades led to huge displacements within the municipal bond market. An impending liquidity crisis was quelled in mid-March by the Fed via the creation of a $200bn lending facility and the approval of Bear Stearns' sale to JP Morgan. Along with the restoration of confidence in the U.S. financial system came a respectable April rally in the U.S. equity market, leaving the S&P 500 with a yearly total return of -4.68% over the reporting period while the DJIA was 0.47% and the NASDAQ-100 was +3.18%. For the same period, the Lehman Brothers U.S. Aggregate Total Return bond index was 6.87%.

3

Manager's Analysis

PowerShares Buyback AchieversTM Portfolio (ticker: PKW)

The PowerShares Buyback Achievers Portfolio is based on the Share BuyBack AchieversTM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index. To become eligible for inclusion in the Index, a company must be incorporated in the U.S., trade on a U.S. exchange and must have repurchased at least 5% or more of its outstanding shares for the trailing 12 months.

For the year ended April 30, 2008, the Fund decreased in value by -12.53%. For the same period, the S&P 500® Index decreased by -4.68%.

For the year ended April 30, 2008, three of the ten sectors represented in the Fund generated positive returns. Overexposure in the consumer discretionary sector and stock selection in the energy, materials, health care, and consumer staples sectors made the largest negative contribution to the performance of the Fund relative to the broader U.S. equity market. However, underexposure and stock selection in the financials sector made the largest positive contribution to the performance of the Fund relative to the broader U.S. equity market.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Consumer Discretionary	23.3
Information Technology	19.9
Financials	15.4
Health Care	14.4
Energy	8.6
Industrials	7.3
Consumer Staples	5.0
Utilities	3.3
Materials	2.4
Telecommunication Services	0.5
Money Market Fund	0.3
Other	(0.4)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	47.4
Large-Cap Growth	25.3
Mid-Cap Value	10.6
Mid-Cap Growth	10.0
Small-Cap Value	4.6
Small-Cap Growth	2.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Exxon Mobil Corp.	5.1
Pfizer, Inc.	5.0
International Business Machines Corp.	5.0
Hewlett-Packard Co.	4.9
Goldman Sachs Group (The), Inc.	3.9
Walt Disney (The) Co.	3.0
Time Warner, Inc.	2.6
Home Depot (The), Inc.	2.3
Kraft Foods, Inc., Class A	2.3
Amgen, Inc.	2.2
Total	36.3

4

Manager's Analysis (Continued)

PowerShares Buyback AchieversTM Portfolio (ticker: PKW)

Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

		Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Share BuyBack AchieversTM Index	-11.69	-5.74	-7.76
S&P 500® Index	-4.68	-0.09	-0.12
Russell 1000® Index	-4.62	0.21	0.29

Fund

NAV Return	-12.53	-6.64	-8.91
Share Price Return	-13.07	-6.93	-9.31

Fund Inception: 20 December 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.23%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.73% while the Fund's gross total operating expense ratio was 0.79%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 1000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 1,000 common stocks, respectively.

† Average annualized.

5

Manager's Analysis

PowerShares Dividend AchieversTM Portfolio (ticker: PFM)

The PowerShares Dividend Achievers Portfolio is based on the Broad Dividend AchieversTM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The Broad Dividend AchieversTM Index is designed to track the performance of companies that meet the requirements to be classified as "Dividend AchieversTM." To become eligible for inclusion in the Broad Dividend Achievers(TM) Index, a company must be incorporated in the United States or its territories, trade on the New York Stock Exchange, NASDAQ or American Stock Exchange, and must have raised its annual regular cash dividend payments for at least each of the last ten consecutive fiscal years.

For the year ended April 30, 2008, the Fund decreased in value by -6.00%. For the same period, the S&P 500® Index decreased by -4.68%.

For the year ended April 30, 2008, four of the ten sectors represented in the Fund generated positive returns. Underexposure in the energy sector and overexposure in the financial sector made the largest negative contribution to the performance of the Fund relative to the broader US equity market. However, overexposure in consumer staples and stock selection in health care and consumer discretionary made the largest positive contribution to the performance of the Fund relative to the broader US equity market.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	22.9
Consumer Staples	21.5
Industrials	13.1
Health Care	12.0
Energy	9.4
Consumer Discretionary	6.6
Telecommunication Services	4.7
Information Technology	4.4
Materials	2.8
Utilities	2.1
Money Market Fund	0.4
Other	0.1

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	61.7
Large-Cap Growth	23.7
Mid-Cap Value	9.1
Mid-Cap Growth	3.1
Small-Cap Value	2.0
Small-Cap Growth	0.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Exxon Mobil Corp.	4.9
General Electric Co.	4.8
AT&T, Inc.	4.6
Wal-Mart Stores, Inc.	4.5
Procter & Gamble (The) Co.	4.1
Chevron Corp.	3.9
Johnson & Johnson	3.8
Bank of America Corp.	3.3
International Business Machines Corp.	3.3
Coca-Cola (The) Co.	2.7
Total	39.9

6

Manager's Analysis (Continued)

PowerShares Dividend AchieversTM Portfolio (ticker: PFM)

Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Broad Dividend AchieversTM Index	-5.66	5.73	15.80
S&P 500® Index	-4.68	6.70	18.59
Dow Jones Industrial Average Index	0.47	10.15	28.96

Fund

NAV Return	-6.00	5.24	14.33
Share Price Return	-6.55	5.05	13.80

Fund Inception: 15 September 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.89%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.60% while the Fund's gross total operating expense ratio was 0.72%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Dow Jones Industrial Average Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 30 common stocks, respectively.

† Average annualized.

7

Manager's Analysis

PowerShares Financial Preferred Portfolio (ticker: PGF)

The PowerShares Financial Preferred Portfolio is based on the Wachovia Hybrid & Preferred Securities Financial Index (WHPSSM Financial Index). The Index tracks the performance of U.S. listed preferred stocks issued in the US market by financial institutions and currently includes approximately 46 securities selected by Wachovia pursuant to a proprietary selection methodology. The market-capitalization weighted Index is rebalanced monthly.

For the year ended April 30, 2008, the Fund decreased -8.77%. Over this same period the WHPSSM Financial Index decreased by -6.27% and the S&P500® Index decreased by -4.68%. Because the WHPSSM Financial Index does not comply with the tax diversification requirements to which the Fund must adhere, a sampling methodology was utilized to help the Fund achieve its investment objective of tracking the index before fees and expenses. This was one reason for the difference between the Fund and the WHPSSM Financial Index performance, beyond regular Fund expenses, was due to the fund's representative sampling. A portion of this difference can also be attributed to the negative impact of buying and selling preferred securities with relatively wide (versus common stock) bid/ask spreads at the monthly rebalances.

Despite a strong rebound in January 2008, the financial sector was the weakest sector of the S&P500 GICS (Global Industry Classification Standard) for the year ended April 30, 2008. The Fund and the WHPSSM Financial Index suffered significant losses over the past year since 100% of the holdings are financial preferred securities. Record high levels of new preferred securities were issued in the second quarter of 2007 and April in 2008 based on the enormous need for capital replacement by financial institutions who had written off billions in bad debt. As a result of the huge new supply that flooded the preferred security marketplace, option-adjusted spreads widened to historically high levels during the reporting timeframe. Thus the financial preferred market was negatively affected by both sector weakness and new supply strength.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Banks	45.8
Insurance	40.1
Diversified Financial Services	14.4
Money Market Fund	0.2
Other	(0.5)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Small-Cap Value	75.50
Large-Cap Value	24.50

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	6.7
ING Groep N.V., 7.38% (Netherlands)	6.4
MetLife, Inc., 6.50%, Series B	4.5
HSBC Holdings PLC, 6.20%, Series A (United Kingdom)	4.4
Goldman Sachs Group, Inc., 6.20%, Series B	4.4
Wachovia Corp., 8.0%, Series J	4.3
Aegon N.V., 7.25% (Netherlands)	4.3
Barclays Bank PLC, 7.75% (United Kingdom)	4.3
ING Groep N.V., 6.38% (Netherlands)	4.0
ACE Ltd., 7.80%, Series C	3.6
Total	46.9

8

Manager's Analysis (Continued)

PowerShares Financial Preferred Portfolio (ticker: PGF)

Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Wachovia Hybrid & Preferred Securities Financial Index	-6.27	-3.48	-4.89
Lehman Aggregate U.S. Corporate Bond Index	1.68	2.58	3.67
S&P 500® Index	-4.68	1.32	1.87

Fund

NAV Return	-8.77	-5.52	-7.69
Share Price Return	-10.77	-7.21	-10.04

Fund Inception: 01 December 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.00%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.72% while the Fund's gross total operating expense ratio was 0.74%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Lehman Aggregate U.S. Corporate Bond Index and S&P 500® Index are unmanaged indices used as a measurement of change in market conditions based on the average performance of approximately 1,500 bonds and 500 common stocks, respectively.

† Average annualized.

9

Manager's Analysis

PowerShares High Growth Rate Dividend AchieversTM Portfolio (ticker: PHJ)

The PowerShares High Growth Rate Dividend Achievers Portfolio is based on the High Growth Rate Dividend AchieversTM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The High Growth Rate Dividend AchieversTM Index is designed to track the performance of the 100 companies with the highest annual dividend growth rate over the last ten years that meet the requirements to be classified as "High Growth Rate Dividend AchieversTM." To become eligible for inclusion in the High Growth Rate Dividend AchieversTM Index, a company must be incorporated in the United States or its territories, trade on the NYSE, NASDAQ or AMEX, and its aggregate annual regular dividend payments must have increased consistently over the course of the last ten or more fiscal years.

For the year ended April 30, 2008, the Fund decreased in value by -10.58%. For the same period, the S&P 500® Index decreased by -4.68%.

For the year ended April 30, 2008, six of the ten sectors represented in the Fund generated positive returns. Underexposure in the energy sector and overexposure in the financial sector made the largest negative contribution to the performance of the Fund relative to the broader US equity market. However, stock selection in consumer discretionary, materials and health care all made the largest positive contribution to the performance of the Fund relative to the broader US equity market.

10

Manager's Analysis (Continued)

PowerShares High Growth Rate Dividend AchieversTM Portfolio (ticker: PHJ)

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Banks	17.0
Retail	16.6
Healthcare-Products	11.7
Insurance	10.4
Diversified Financial Services	9.4
Pharmaceuticals	5.4
Miscellaneous Manufacturing	4.5
Computers	4.2
Aerospace/Defense	4.0
Commercial Services	3.1
Chemicals	2.7
Iron/Steel	1.6
Transportation	1.6
Food	1.4
Pipelines	1.1
Savings & Loans	1.0
Leisure Time	0.8
Semiconductors	0.6
Investment Companies	0.5
Home Builders	0.4
Real Estate	0.3
REIT	0.3
Software	0.3
Textiles	0.3
Media	0.2
Oil & Gas	0.2
Advertising	0.1
Apparel	0.1
Distribution/Wholesale	0.1
Environmental Control	0.1
Building Materials	0.0
Telecommunications	0.0
Money Market Fund	0.6
Other	(0.6)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Wal-Mart Stores, Inc.	4.1
McDonald's Corp.	4.1
Johnson & Johnson	4.1
Pfizer, Inc.	4.0
United Technologies Corp.	4.0
International Business Machines Corp.	4.0
Bank of America Corp.	4.0
American International Group, Inc.	4.0
Wells Fargo & Co.	4.0
U.S. Bancorp	4.0
Total	40.3

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	57.5
Large-Cap Growth	27.0
Mid-Cap Value	9.1
Mid-Cap Growth	4.7
Small-Cap Value	1.5
Small-Cap Growth	0.2

11

Manager's Analysis (Continued)

PowerShares High Growth Rate Dividend AchieversTM Portfolio (ticker: PHJ)

Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
High Growth Rate Dividend AchieversTM Index	-10.09	2.50	6.70
Dow Jones Industrial Average Index	0.47	10.15	28.96
S&P 500® Index	-4.68	6.70	18.59

Fund

NAV Return	-10.58	1.79	4.77
Share Price Return	-10.98	1.64	4.37

Fund Inception: 15 September 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.99%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.60% while the Fund's gross total operating expense ratio was 0.89%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones Industrials Average Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 30 and 500 common stocks, respectively.

† Average annualized.

12

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Manager's Analysis

PowerShares High Yield Equity Dividend AchieversTM Portfolio (ticker: PEY)

The PowerShares High Yield Equity Dividend AchieversTM Portfolio is based on the Mergent Dividend AchieversTM 50 Index. The Mergent Dividend AchieversTM 50 Index seeks to deliver high current income and capital appreciation. It is comprised of the fifty highest yielding companies with at least ten years of consecutive dividend increases. The index's high dividend yield approach provides exposure to deep value companies while the long-term dividend growth requirement attempts to minimize exposure to distressed value companies. The yield weighted component of the Index is rebalanced quarterly and reconstituted annually.

For the year ended April 30, 2008, the Fund decreased in value by -24.67%. For the same period, the Russell 3000 Value Index decreased by -9.45% and the Dow Jones Select Dividend Index decreased by -15.75%.

For the year ended April 30, 2008, three of the ten sectors represented in the Fund generated positive returns. Overexposure in the financial sector and underexposure in consumer staples and material sectors made the largest negative contribution to the performance of the Fund relative to the broader US equity market. However, overexposure in the healthcare sector and stock selection in the industrials sector made the largest positive contribution to the performance of the Fund relative to the broader US equity market.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Banks	66.4
Electric	9.2
Investment Companies	4.2
Media	4.0
Savings & Loans	3.6
Gas	3.5
Miscellaneous Manufacturing	2.2
Pharmaceuticals	2.1
Diversified Financial Services	2.0
Insurance	1.9
Retail	1.8
Home Builders	1.2
Home Furnishings	0.6
Money Market Fund	0.5
Other	(3.2)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Small-Cap Value	43.1
Mid-Cap Value	38.9
Large-Cap Value	16.3
Small-Cap Growth	1.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Provident Bankshares Corp.	4.3
American Capital Strategies Ltd.	4.2
Royal Bancshares of Pennsylvania, Class A	3.1
Fifth Third Bancorp	2.9
National City Corp.	2.9
Corus Bankshares, Inc.	2.8
Independent Bank Corp.	2.8
Colonial BancGroup (The), Inc.	2.7
Comerica, Inc.	2.6
Park National Corp.	2.5
Total	30.8

14

Manager's Analysis (Continued)

PowerShares High Yield Equity Dividend AchieversTM Portfolio (ticker: PEY)

Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dividend AchieversTM 50 Index	-26.36	-4.79	-15.37
S&P 500® Index	-4.68	6.56	24.13
S&P Citigroup Large Cap Value Index	-8.76	7.12	26.34

Fund

NAV Return	-24.67	-3.84	-12.44
Share Price Return	-25.73	-4.29	-13.81

Fund Inception: 9 December 2004

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 30, 2009, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.59%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.60% while the Fund's gross total operating expense ratio was 0.56%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and S&P Citigroup Large Cap Value Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 346 common stocks, respectively.

† Average annualized.

15

Manager's Analysis

PowerShares International Dividend AchieversTM Portfolio (ticker: PID)

The PowerShares International Dividend Achievers Portfolio is based on the International Dividend AchieversTM Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The International Dividend AchieversTM Index is designed to track the performance of dividend paying American Depositary Receipts and non-U.S. common or ordinary stocks trading on the NYSE, NASDAQ or AMEX. To become eligible for inclusion in the International Dividend AchieversTM Index, a company's aggregate annual regular dividend payments must have increased consistently over the course of the last five calendar or fiscal years.

For the year ended April 30, 2008, the Fund increased in value by 0.34%. For the same period, the MSCI EAFE Index decreased by -1.78%.

Peru, Australia and China were the largest positive contributors while the United Kingdom, Ireland and Hong Kong were the largest negative contributors to the Fund's performance. Seven of the ten industry sectors represented in the Fund generated positive returns. Overexposure in the financial sector made the largest positive contribution to the performance of the Fund relative to the broader US equity market. Underexposure in the information technology and industrial sectors made the largest negative contribution to the performance of the Fund relative to the broader US equity market.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	34.7
Consumer Discretionary	14.5
Energy	13.0
Telecommunication Services	8.2
Consumer Staples	7.2
Industrials	6.5
Utilities	4.9
Information Technology	4.0
Materials	3.8
Health Care	3.3
Money Market Fund	0.1
Other	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	50.8
Large-Cap Growth	32.1
Mid-Cap Value	11.4
Mid-Cap Growth	2.7
Small-Cap Growth	2.5
Small-Cap Value	0.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Tomkins PLC ADR	2.8
Barclays PLC ADR	2.7
BT Group PLC ADR	2.7
Signet Group PLC ADR	2.4
Bank of Montreal	2.4
Bank of Ireland ADR	2.2
HSBC Holdings PLC ADR	2.1
Canadian Imperial Bank of Commerce	2.1
Huaneng Power International, Inc. ADR	2.0
Allied Irish Banks PLC ADR	2.0
Total	23.4

16

Manager's Analysis (Continued)

PowerShares International Dividend AchieversTM Portfolio (ticker: PID)

Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
International Dividend AchieversTM Index	0.30	13.67	40.10
MSCI EAFE Index	-1.78	14.45	42.62
S&P 500® Index	-4.68	6.70	18.59

Fund

NAV Return	0.34	13.94	40.81
Share Price Return	-0.89	13.40	39.12

Fund Inception: 15 September 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 30, 2009, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.63%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.58% while the Fund's gross total operating expense ratio was 0.56%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

† Average annualized.

17

Funds' Distribution History

	Ex-Dividend	4/15/08	3/20/08	3/14/08	2/15/08	1/15/08	12/21/07	12/14/07
	Record	4/17/08	3/25/08	3/18/08	2/19/08	1/17/08	12/26/07	12/18/07
	Payable	4/30/08	3/31/08	3/31/08	2/29/08	1/31/08	12/31/07	12/31/07
Fund	Ticker
PowerShares Buyback AchieversTM Portfolio	PKW	—	0.05160	—	—	—	0.02352	—
PowerShares Dividend AchieversTM Portfolio	PFM	—	0.07949	—	—	—	0.11379	—
PowerShares Financial Preferred Portfolio	PGF	0.12384	—	0.12397	0.12405	0.12478	—	0.18870
PowerShares High Growth Rate Dividend AchieversTM Portfolio	PHJ	—	0.05028	—	—	—	0.12561	—
PowerShares High Yield Equity Dividend AchieversTM Portfolio	PEY	0.05055	—	0.05074	0.05235	0.05020	—	0.09772
PowerShares International Dividend AchieversTM Portfolio	PID	—	0.19796	—	—	—	0.11408	—
	Ex-Dividend	4/13/07	3/16/07	3/15/07	2/15/07	1/12/07	12/15/06	11/15/06
	Record	4/17/07	3/20/07	3/20/07	2/20/07	1/16/07	12/19/06	11/17/06
	Payable	4/30/07	3/30/07	3/30/07	2/28/07	1/31/07	12/29/06	11/30/06
Fund	Ticker
PowerShares Buyback AchieversTM Portfolio	PKW	—	0.02102	—	—	—	NA	NA
PowerShares Dividend AchieverTM Portfolio	PFM	—	0.07520	—	—	—	0.11050	—
PowerShares Financial Preferred Portfolio	PGF	0.11205	—	0.11020	0.11250	0.11260	0.18568	NA
PowerShares High Growth Rate Dividend AchieversTM Portfolio	PHJ	—	0.07020	—	—	—	0.13210	—
PowerShares High Yield Equity Dividend AchieversTM Portfolio	PEY	0.05003	—	0.05020	0.05006	0.05012	0.06648	0.05501
PowerShares International Dividend AchieversTM Portfolio	PID	—	0.11020	—	—	—	0.16748	—
	Ex-Dividend		12/16/05		9/16/05		6/17/05
	Record		12/20/05		9/20/05		6/21/05
	Payable		12/30/05		9/30/05		6/30/05
Fund	Ticker
PowerShares Buyback AchieversTM Portfolio	PKW		NA		NA		NA
PowerShares Dividend AchieversTM Portfolio	PFM		0.08740		—		NA
PowerShares Financial Preferred Portfolio	PGF		NA		NA		NA
PowerShares High Growth Rate Dividend AchieversTM Portfolio	PHJ		0.08594		—		NA
PowerShares High Yield Equity Dividend AchieversTM Portfolio	PEY		0.11320		0.11490		0.12828
PowerShares International Dividend AchieversTM Portfolio	PID		0.07747		NA		NA

18

	11/15/07	10/15/07	9/21/07	9/14/07	8/15/07	7/13/07	6/15/07	5/15/07
	11/19/07	10/17/07	9/25/07	9/18/07	8/17/07	7/17/07	6/19/07	5/17/07
	11/30/07	10/31/07	9/28/07	9/28/07	8/31/07	7/31/07	6/29/07	5/31/07
Fund
PowerShares Buyback AchieversTM Portfolio	—	—	0.01037	—	—	—	0.01102	—
PowerShares Dividend AchieversTM Portfolio	—	—	0.08586	—	—	—	0.05524	—
PowerShares Financial Preferred Portfolio	0.11423	0.08669	—	0.11516	0.11319	0.11325	0.11307	0.11540
PowerShares High Growth Rate Dividend AchieversTM Portfolio	—	—	0.07169	—	—	—	0.04519	—
PowerShares High Yield Equity Dividend AchieversTM Portfolio	0.05103	0.05059	—	0.05180	0.05006	0.05003	0.05005	0.05007
PowerShares International Dividend AchieversTM Portfolio	—	—	0.10051	—	—	—	0.14313	—
	10/13/06	9/15/06	8/15/06	7/14/06	6/16/06	6/15/06	5/15/06	3/17/06
	10/17/06	9/16/06	8/17/06	7/18/06	6/20/06	6/19/06	5/17/06	3/21/06
	10/31/06	9/29/06	8/31/06	7/31/06	6/30/06	6/30/06	5/31/06	3/30/06
Fund
PowerShares Buyback AchieversTM Portfolio	NA	NA	NA	NA	NA	NA	NA	NA
PowerShares Dividend AchieverTM Portfolio	—	0.05029	—	—	0.07671	—	—	0.07660
PowerShares Financial Preferred Portfolio	NA	NA	NA	NA	NA	NA	NA	NA
PowerShares High Growth Rate Dividend AchieversTM Portfolio	—	0.03428	—	—	0.06068	—	—	0.05916
PowerShares High Yield Equity Dividend AchieversTM Portfolio	0.05529	0.05518	0.05512	0.05523	—	0.04512	0.03950	0.12300
PowerShares International Dividend AchieversTM Portfolio	—	0.12589	—	—	0.12567	—	—	0.11910
	4/1/05		3/18/05		12/31/04		12/17/04
	4/5/05		3/22/05		1/4/05		12/21/04
	4/29/05		4/29/05		1/31/05		1/31/05
Fund
PowerShares Buyback AchieversTM Portfolio	NA		NA		NA		NA
PowerShares Dividend AchieversTM Portfolio	NA		NA		NA		NA
PowerShares Financial Preferred Portfolio	NA		NA		NA		NA
PowerShares High Growth Rate Dividend AchieversTM Portfolio	NA		NA		NA		NA
PowerShares High Yield Equity Dividend AchieversTM Portfolio	0.03688		0.09700		0.00859		0.02742
PowerShares International Dividend AchieversTM Portfolio	NA		NA		NA		NA

19

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PKW	PowerShares Buyback AchieversTM Portfolio	12/20/06	341	154	29	4	—	—	—
PFM	PowerShares Dividend AchieversTM Portfolio	9/15/05	660	375	44	1	—	—	—
PGF	PowerShares Financial Preferred Portfolio	12/1/06	354	179	107	28	2	—	—
PHJ	PowerShares High Growth Rate Dividend AchieversTM Portfolio	9/15/05	660	361	25	3	—	—	—
PEY	PowerShares High Yield Equity Dividend AchieversTM Portfolio	12/9/04	853	346	21	—	—	—	—
PID	PowerShares International Dividend AchieversTM Portfolio	9/15/05	660	379	28	7	—	—	1

20

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PKW	150	4	—	—	—	—
PFM	238	2	—	—	—	—
PGF	37	1	—	—	—	—
PHJ	263	8	—	—	—	—
PEY	423	56	6	1	—	—
PID	223	16	6	—	—	—

21

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2008.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Buyback AchieversTM Portfolio Actual	$1,000.00	$867.66	0.72%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.28	0.72%	$3.62
PowerShares Dividend AchieversTM Portfolio Actual	$1,000.00	$926.83	0.60%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.60%	$3.02
PowerShares Financial Preferred Portfolio
Actual	$1,000.00	$970.98	0.71%	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.33	0.71%	$3.57
PowerShares High Growth Rate Dividend AchieversTM Portfolio Actual	$1,000.00	$910.21	0.60%	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.60%	$3.02

22

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares High Yield Equity Dividend AchieversTM Portfolio Actual	$1,000.00	$805.64	0.60%	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.60%	$3.02
PowerShares International Dividend AchieversTM Portfolio Actual	$1,000.00	$890.42	0.56%	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	0.56%	$2.82

(1)   Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the Financial Highlights.

23

Schedule of Investments

PowerShares Buyback AchieversTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Consumer Discretionary—23.3%
1,964	Aeropostale, Inc.*	$62,436
743	AFC Enterprises, Inc.*	7,690
152	Aldila, Inc.	1,670
563	Ambassadors Group, Inc.	10,956
1,435	American Greetings Corp., Class A	25,687
1,796	AnnTaylor Stores Corp.*	45,439
528	Arctic Cat, Inc.	4,002
5,254	AutoNation, Inc.*	84,117
1,860	AutoZone, Inc.*	224,595
1,613	Barnes & Noble, Inc.	52,068
7,709	Bed Bath & Beyond, Inc.*	250,543
12,345	Best Buy Co., Inc.	531,082
2,395	Big Lots, Inc.*	64,737
1,793	Black & Decker (The) Corp.	117,675
1,066	Blyth, Inc.	17,951
2,978	Brinker International, Inc.	67,571
1,950	Callaway Golf Co.	26,793
652	CBRL Group, Inc.	24,085
732	CEC Entertainment, Inc.*	27,230
11,722	Charter Communications, Inc., Class A*	12,543
1,974	Cheesecake Factory (The), Inc.*	44,672
1,827	Choice Hotels International, Inc.	63,013
1,047	Christopher & Banks Corp.	12,407
1,545	CKE Restaurants, Inc.	16,207
2,215	Dillard's, Inc., Class A	45,186
33,699	DIRECTV Group (The), Inc.*	830,343
2,643	Dollar Tree, Inc.*	83,519
2,782	Entravision Communications Corp., Class A*	19,446
854	Ethan Allen Interiors, Inc.	23,459
8,405	Expedia, Inc.*	212,310
4,111	Family Dollar Stores, Inc.	87,975
283	Famous Dave's Of America, Inc.*	2,550
740	Gaiam, Inc., Class A*	13,024
21,633	Gap (The), Inc.	402,806
680	Group 1 Automotive, Inc.	18,142
837	Gymboree Corp.*	36,175
6,959	Harley-Davidson, Inc.	266,182
1,780	Harman International Industries, Inc.	72,749
1,568	Harris Interactive, Inc.*	3,920
1,880	Harte-Hanks, Inc.	25,681
4,197	Hasbro, Inc.	149,245
49,738	Home Depot (The), Inc.	1,432,453
392	Hooker Furniture Corp.	8,220
9,206	International Game Technology	319,816
1,753	Jack in the Box, Inc.*	46,893
1,647	Jackson Hewitt Tax Service, Inc.	24,557
2,548	Jones Apparel Group, Inc.	40,335
1,716	Journal Communications, Inc., Class A	9,884
2,759	Lamar Advertising Co., Class A*	109,091

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
475	Landry's Restaurants, Inc.	$7,586
4,909	Leggett & Platt, Inc.	81,489
10,112	Liberty Global, Inc., Series A*	357,864
14,484	Liberty Media Corp. - Entertainment, Class A*	375,860
352	Lifetime Brands, Inc.	2,999
10,027	Limited Brands, Inc.	185,700
12,364	Macy's, Inc.	312,686
10,405	Marriott International, Inc., Class A	356,892
2,300	Marvel Entertainment, Inc.*	65,987
9,499	McGraw-Hill (The) Cos., Inc.	389,364
673	Media General, Inc., Class A	9,880
407	Midas, Inc.*	6,321
543	Monro Muffler, Inc.	8,960
6,445	Nordstrom, Inc.	227,251
156	NVR, Inc.*	95,706
849	Papa John's International, Inc.*	22,923
989	Polaris Industries, Inc.	46,038
1,406	Pool Corp.	30,693
358	Pre-Paid Legal Services, Inc.*	15,659
528	RC2 Corp.*	9,768
1,522	Ruby Tuesday, Inc.	12,952
1,128	Scholastic Corp.*	31,753
3,895	Sears Holdings Corp.*	384,086
1,319	Select Comfort Corp.*	3,983
3,505	Sherwin-Williams (The) Co.	193,897
1,763	Sonic Corp.*	38,768
1,124	Stage Stores, Inc.	17,692
584	Stamps.com, Inc.*	8,007
304	Stanley Furniture Co., Inc.	3,733
5,541	Starwood Hotels & Resorts Worldwide, Inc.	289,296
2,198	Tempur-Pedic International, Inc.	24,420
105,252	Time Warner, Inc.	1,562,991
729	Tween Brands, Inc.*	13,851
18,861	Viacom, Inc., Class B*	725,017
56,830	Walt Disney (The) Co.	1,842,996
2,338	Weight Watchers International, Inc.	107,221
2,572	Wendy's International, Inc.	74,588
3,101	Williams-Sonoma, Inc.	81,866
855	Winnebago Industries, Inc.	13,757
5,210	Wyndham Worldwide Corp.	111,911
1,258	Zale Corp.*	26,066
		14,257,607
	Consumer Staples—5.0%
4,087	Clorox (The) Co.	216,611
6,346	Constellation Brands, Inc., Class A*	116,513
5,693	Estee Lauder (The) Cos., Inc., Class A	259,658
12,334	Kimberly-Clark Corp.	789,253
45,125	Kraft Foods, Inc., Class A	1,427,303
860	Lancaster Colony Corp.	32,843
530	Omega Protein Corp.*	7,950

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,475	Pepsi Bottling Group (The), Inc.	$218,272
482	USANA Health Sciences, Inc.*	9,399
		3,077,802
	Energy—8.6%
1,429	Cheniere Energy, Inc.*	13,918
935	Energy Partners Ltd.*	11,360
33,178	Exxon Mobil Corp.	3,087,876
25,674	Halliburton Co.	1,178,693
1,032	Harvest Natural Resources, Inc.*	9,794
765	Hornbeck Offshore Services, Inc.*	38,151
918	Overseas Shipholding Group, Inc.	69,089
665	SEACOR Holdings, Inc.*	56,598
15,735	Valero Energy Corp.	768,655
		5,234,134
	Financials—15.4%
16,493	Allstate (The) Corp.	830,588
646	AMCORE Financial, Inc.	8,036
285	American Physicians Capital, Inc.	13,210
8,991	AON Corp.	408,101
900	Asset Acceptance Capital Corp.	10,845
1,415	Bank Mutual Corp.	15,834
1,655	BankAtlantic Bancorp, Inc., Class A	5,097
2,858	Calamos Asset Management, Inc., Class A	51,301
1,550	Centennial Bank Holdings, Inc.*	9,703
34,114	Charles Schwab (The) Corp.	736,863
10,896	Chubb (The) Corp.	577,161
474	City Holding Co.	19,709
804	Clifton Savings Bancorp, Inc.	8,040
1,773	Commerce Group (The), Inc.	64,608
558	Consumer Portfolio Services, Inc.*	1,618
17,168	Countrywide Financial Corp.	99,231
997	Dime Community Bancshares, Inc.	18,614
3,404	Eaton Vance Corp.	124,586
750	Financial Federal Corp.	17,513
2,717	First American (The) Corp.	89,118
1,100	First Financial Bancorp	14,432
402	FirstFed Financial Corp.*	6,143
1,775	Flagstar Bancorp, Inc.	10,863
258	FPIC Insurance Group, Inc.*	12,005
4,469	Friedman Billings Ramsey Group, Inc., Class A	11,128
12,584	Goldman Sachs Group (The), Inc.	2,408,201
798	Greenhill & Co., Inc.	51,910
15,270	Hudson City Bancorp, Inc.	292,115
405	Independent Bank Corp.	11,838
477	Infinity Property & Casualty Corp.	18,489
3,181	Investors Bancorp, Inc.*	46,665
4,791	Janus Capital Group, Inc.	134,435
2,759	Knight Capital Group, Inc., Class A*	51,621
452	LandAmerica Financial Group, Inc.	12,972
3,801	Liberty Media Corp. Capital, Series A*	58,421

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,334	Marsh & McLennan Cos., Inc.	$423,065
6,949	MBIA, Inc.	72,270
7,252	Moody's Corp.	268,034
4,059	Nationwide Financial Services, Inc., Class A	203,437
946	NBT Bancorp, Inc.	21,550
1,455	Nelnet, Inc., Class A	18,609
404	Old Second Bancorp, Inc.	9,910
690	PFF Bancorp, Inc.	2,608
447	Portfolio Recovery Associates, Inc.	19,672
19,939	Progressive (The) Corp.	362,690
182	Provident Financial Holdings, Inc.	2,377
223	Rome Bancorp, Inc.	2,571
2,641	Safeco Corp.	176,260
1,585	Selective Insurance Group	33,792
139	Southcoast Financial Corp.*	2,175
1,442	StanCorp Financial Group, Inc.	73,888
202	Timberland Bancorp Inc/WA	2,236
2,670	Torchmark Corp.	172,856
17,796	Travelers (The) Cos., Inc.	896,919
463	United PanAm Financial Corp.*	1,537
25,975	Washington Mutual, Inc.	319,233
920	Wauwatosa Holdings, Inc.*	11,215
694	Wintrust Financial Corp.	22,014
182	WSFS Financial Corp.	9,247
		9,379,179
	Health Care—14.4%
275	America Service Group, Inc.*	1,810
4,786	AmerisourceBergen Corp.	194,072
32,012	Amgen, Inc.*	1,340,341
4,926	Applera Corp. - Applied Biosystems Group	157,189
505	Aspect Medical Systems, Inc.*	3,373
8,624	Biogen Idec, Inc.*	523,391
10,495	Cardinal Health, Inc.	546,475
711	Chemed Corp.	24,245
8,243	CIGNA Corp.	352,059
7,440	Express Scripts, Inc.*	520,949
754	Haemonetics Corp.*	43,151
5,397	Hlth Corp.*	60,015
409	ICU Medical, Inc.*	10,274
776	Integra LifeSciences Holdings Corp.*	32,879
3,263	Laboratory Corp. of America Holdings*	246,748
544	LCA-Vision, Inc.	5,500
2,155	Lincare Holdings, Inc.*	52,453
15,267	Medco Health Solutions, Inc.*	756,327
993	Mentor Corp.	29,065
1,017	Par Pharmaceutical Cos., Inc.*	17,340
151,623	Pfizer, Inc.	3,049,138
657	United Therapeutics Corp.*	55,517
15,485	WellPoint, Inc.*	770,378
241	Young Innovations, Inc.	4,295
		8,796,984

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Industrials—7.3%
1,195	Acuity Brands, Inc.	$57,169
1,477	American Commercial Lines, Inc.*	23,366
418	American Woodmark Corp.	7,888
176	Amrep Corp.	9,178
774	Bowne & Co., Inc.	12,879
319	Cascade Corp.	13,797
1,997	ChoicePoint, Inc.*	96,555
326	Consolidated Graphics, Inc.*	18,963
1,023	Corporate Executive Board Co.	44,572
324	CRA International, Inc.*	11,172
883	Diamond Management & Technology Consultants, Inc.	5,430
632	Dollar Thrifty Automotive Group*	8,336
1,667	Dun & Bradstreet (The) Corp.	140,528
349	FreightCar America, Inc.	13,402
1,410	GATX Corp.	62,040
1,047	Genesee & Wyoming, Inc., Class A*	37,357
1,783	Graco, Inc.	73,834
1,651	Herman Miller, Inc.	38,518
1,309	HNI Corp.	28,497
21,823	Honeywell International, Inc.	1,296,287
547	Houston Wire & Cable Co.	10,234
2,755	IKON Office Solutions, Inc.	30,167
3,670	J.B. Hunt Transport Services, Inc.	124,670
3,176	Joy Global, Inc.	235,818
1,545	Landstar System, Inc.	80,278
1,782	Lennox International, Inc.	59,055
444	MAIR Holdings, Inc.*	1,505
10,733	Masco Corp.	195,448
435	Nuco2, Inc.*	12,032
1,021	Pacer International, Inc.	18,950
528	Pinnacle Airlines Corp.*	4,393
1,049	Republic Airways Holdings, Inc.*	17,686
4,319	Rockwell Automation, Inc.	234,219
396	Saia, Inc.*	5,469
21,536	Southwest Airlines Co.	285,137
1,569	SPX Corp.	192,987
541	Standard Parking Corp.*	11,594
1,103	Toro (The) Co.	46,756
1,304	TrueBlue, Inc.*	16,600
688	United Stationers, Inc.*	30,334
301	USA Truck Inc*	3,672
2,324	W.W. Grainger, Inc.	201,514
14,534	Waste Management, Inc.	524,678
2,072	Werner Enterprises, Inc.	40,300
1,261	WESCO International, Inc.*	46,922
254	Willis Lease Finance Corp.*	3,142
		4,433,328

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Information Technology—19.9%
1,890	ADTRAN, Inc.	$44,717
10,743	Agilent Technologies, Inc.*	324,546
670	Agilysys, Inc.	7,343
8,881	Altera Corp.	188,988
8,651	Analog Devices, Inc.	278,649
433	Anaren, Inc.*	5,833
13,065	Atmel Corp.*	48,602
2,147	Borland Software Corp.*	3,800
2,015	Brooks Automation, Inc.*	20,875
390	Catapult Communications Corp.*	2,816
8,070	Compuware Corp.*	60,848
3,749	Convergys Corp.*	58,934
1,028	CSG Systems International, Inc.*	12,439
894	Cymer, Inc.*	23,235
767	Ditech Networks, Inc.*	2,186
1,670	DST Systems, Inc.*	99,933
3,386	Entegris, Inc.*	25,530
1,046	ESS Technology*	1,632
1,439	Fair Isaac Corp.	35,644
2,900	Gartner, Inc.*	66,468
686	Gevity HR, Inc.	4,679
64,453	Hewlett-Packard Co.	2,987,397
277	Integral Systems Inc/MD	9,554
1,366	InterDigital, Inc.*	27,689
25,206	International Business Machines Corp.	3,042,365
3,657	Intersil Corp., Class A	97,715
15,409	Juniper Networks, Inc.*	425,597
5,005	KLA-Tencor Corp.	218,618
1,571	Kulicke & Soffa Industries, Inc.*	10,353
5,120	Lawson Software, Inc.*	40,909
6,503	Linear Technology Corp.	227,345
721	Manhattan Associates, Inc.*	18,753
545	MAXIMUS, Inc.	20,666
1,022	Mettler Toledo International, Inc.*	97,356
66,359	Motorola, Inc.	660,936
7,137	National Semiconductor Corp.	145,523
10,110	NetApp, Inc.*	244,662
1,057	Newport Corp.*	12,166
2,931	Novellus Systems, Inc.*	64,072
11,639	ON Semiconductor Corp.*	86,943
2,453	Openwave Systems, Inc.	5,249
345	Performance Technologies, Inc.*	1,656
578	Pervasive Software, Inc.*	2,746
3,953	QLogic Corp.*	63,090
4,189	RealNetworks, Inc.*	25,804
1,670	S1 Corp.*	11,289
838	Selectica, Inc.*	1,198
1,809	Semtech Corp.*	29,378

See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,780	SonicWALL, Inc.*	$13,688
23,331	Sun Microsystems, Inc.*	365,363
24,910	Symantec Corp.*	428,950
152	Tessco Technologies, Inc.*	2,044
38,934	Texas Instruments, Inc.	1,135,315
5,487	TIBCO Software, Inc.*	42,085
2,234	Varian Semiconductor Equipment Associates, Inc.*	81,831
723	Vignette Corp.*	8,351
659	White Electronic Designs Corp.*	3,012
8,427	Xilinx, Inc.	208,737
		12,186,102
	Materials—2.4%
201	AEP Industries, Inc.*	5,674
1,277	Eagle Materials, Inc.	46,330
2,384	International Flavors & Fragrances, Inc.	108,734
12,589	International Paper Co.	329,454
1,214	Martin Marietta Materials, Inc.	132,787
454	NewMarket Corp.	29,478
5,768	Rohm & Haas Co.	308,300
828	Schnitzer Steel Industries, Inc., Class A	72,864
900	Spartech Corp.	8,046
6,218	Weyerhaeuser Co.	397,206
2,334	Worthington Industries, Inc.	42,035
		1,480,908
	Telecommunication Services—0.5%
1,817	Premiere Global Services, Inc.*	26,383
51,877	Qwest Communications International, Inc.	267,685
		294,068
	Utilities—3.3%
16,988	Dominion Resources, Inc.	737,110
4,804	DTE Energy Co.	193,649
5,661	Entergy Corp.	650,223
6,959	NRG Energy, Inc.*	305,848
3,062	ONEOK, Inc.	147,343
		2,034,173
	Total Common Stocks (Cost $64,018,254)	61,174,285
	Money Market Fund—0.3%
193,647	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $193,647)	193,647
	Total Investments (Cost $64,211,901)—100.4%	61,367,932
	Liabilities in excess of other assets—(0.4%)	(236,205)
	Net Assets—100.0%	$61,131,727

*  Non-income producing security.

See Notes to Financial Statements.

27

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.5%
	Consumer Discretionary—6.6%
347	Cato Corp. (The), Class A	$5,986
641	Cedar Fair, L.P.	15,115
3,713	D.R. Horton, Inc.	57,514
1,647	Family Dollar Stores, Inc.	35,246
2,707	Gannett Co., Inc.	77,474
1,949	Genuine Parts Co.	82,755
3,836	H&R Block, Inc.	83,893
2,788	Harley-Davidson, Inc.	106,641
753	Harte-Hanks, Inc.	10,286
739	Hillenbrand, Inc.	14,071
19,926	Home Depot (The), Inc.	573,869
688	John Wiley & Sons, Inc., Class A	31,682
7,001	Johnson Controls, Inc.	246,855
606	La-Z-Boy, Inc.	3,860
1,967	Leggett & Platt, Inc.	32,652
17,235	Lowe's Cos., Inc.	434,150
366	Matthews International Corp., Class A	18,095
13,578	McDonald's Corp.	808,976
3,806	McGraw-Hill (The) Cos., Inc.	156,008
270	Media General, Inc., Class A	3,964
546	Meredith Corp.	17,696
1,695	New York Times (The) Co., Class A	33,053
2,582	Nordstrom, Inc.	91,041
396	Polaris Industries, Inc.	18,434
1,571	Ross Stores, Inc.	52,613
1,404	Sherwin-Williams (The) Co.	77,669
924	Stanley Works (The)	44,574
655	Talbots (The), Inc.	5,260
9,586	Target Corp.	509,304
5,046	TJX Cos., Inc.	162,582
1,293	VF Corp.	96,173
593	Wolverine World Wide, Inc.	17,043
		3,924,534
	Consumer Staples—21.5%
24,756	Altria Group, Inc.	495,120
8,407	Anheuser-Busch Cos., Inc.	413,624
7,588	Archer-Daniels-Midland Co.	334,327
5,109	Avon Products, Inc.	199,353
1,421	Brown-Forman Corp., Class B	96,656
783	Church & Dwight Co., Inc.	44,490
1,637	Clorox (The) Co.	86,761
27,387	Coca-Cola (The) Co.	1,612,273
5,995	Colgate-Palmolive Co.	423,847
2,677	Hershey (The) Co.	100,066
1,599	Hormel Foods Corp.	63,017
4,941	Kimberly-Clark Corp.	316,175
345	Lancaster Colony Corp.	13,176
1,511	McCormick & Co., Inc.	57,101
18,700	PepsiCo, Inc.	1,281,511
23,549	Philip Morris International, Inc.*	1,201,705
36,285	Procter & Gamble (The) Co.	2,432,909

Number of Shares			Value
	Common Stocks (Continued)
2,505	SUPERVALU, Inc.		$82,916
7,116	Sysco Corp.		217,536
634	Tootsie Roll Industries, Inc.		15,425
321	Universal Corp.		20,605
11,678	Walgreen Co.		406,978
46,573	Wal-Mart Stores, Inc.		2,700,302
3,230	Wm. Wrigley Jr. Co.		245,997
			12,861,870
	Energy—9.4%
539	Buckeye Partners LP		26,589
24,485	Chevron Corp.		2,354,233
31,741	Exxon Mobil Corp.		2,954,134
1,222	Helmerich & Payne, Inc.		65,683
601	Holly Corp.		24,929
3,004	Kinder Morgan Energy Partners, L.P.		175,854
1,117	TEPPCO Partners, L.P.		39,196
			5,640,618
	Financials—22.9%
284	1	st Source Corp.	5,629
5,598	AFLAC, Inc.		373,219
378	Alexandria Real Estate Equities, Inc.		39,701
6,608	Allstate (The) Corp.		332,779
3,382	AMBAC Financial Group, Inc.		15,659
2,403	American Capital Strategies Ltd.		76,295
29,739	American International Group, Inc.		1,373,942
252	Anchor BanCorp Wisconsin, Inc.		3,828
1,090	Arthur J. Gallagher & Co.		26,781
1,502	Associated Banc-Corp		42,462
1,131	Astoria Financial Corp.		26,805
179	BancFirst Corp.		7,828
971	BancorpSouth, Inc.		23,333
52,500	Bank of America Corp.		1,970,850
565	Bank of Hawaii Corp.		30,979
198	Bank of the Ozarks, Inc.		4,940
663	BankAtlantic Bancorp, Inc., Class A		2,042
189	Banner Corp.		4,082
6,446	BB&T Corp.		221,033
1,659	Brown & Brown, Inc.		31,853
202	Capital City Bank Group, Inc.		5,303
782	CBL & Associates Properties, Inc.		19,151
281	Chemical Financial Corp.		6,823
4,365	Chubb (The) Corp.		231,214
1,951	Cincinnati Financial Corp.		70,041
61,897	Citigroup, Inc.		1,564,137
564	City National Corp.		27,365
2,312	Colonial BancGroup (The), Inc.		18,820
1,774	Comerica, Inc.		61,611
847	Commerce Bancshares, Inc.		36,845
710	Commerce Group (The), Inc.		25,872
352	Community Bank System, Inc.		8,972
177	Community Trust Bancorp, Inc.		5,321

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
559	Corporate Office Properties Trust SBI MD	$20,851
649	Corus Bankshares, Inc.	4,757
693	Cullen/Frost Bankers, Inc.	38,683
985	CVB Financial Corp.	11,308
1,408	Developers Diversified Realty Corp.	60,474
1,725	Duke Realty Corp.	42,125
281	EastGroup Properties, Inc.	13,407
1,364	Eaton Vance Corp.	49,922
622	Erie Indemnity Co., Class A	33,227
301	Essex Property Trust, Inc.	35,819
715	F.N.B. Corp.	11,054
693	Federal Realty Investment Trust	56,930
6,274	Fifth Third Bancorp	134,452
170	First BanCorp	3,199
423	First Busey Corp.	8,388
413	First Charter Corp.	12,547
130	First Community Bancshares, Inc.	4,345
245	First Financial Bankshares, Inc.	11,023
155	First Financial Corp.	4,929
138	First Financial Holdings, Inc.	3,313
573	First Midwest Bancorp, Inc.	14,629
237	First State Bancorp	2,204
949	FirstMerit Corp.	19,473
252	Flushing Financial Corp.	4,919
1,217	Forest City Enterprises, Inc., Class A	44,956
2,809	Franklin Resources, Inc.	267,276
2,048	Fulton Financial Corp.	25,539
2,884	General Growth Properties, Inc.	118,129
636	Glacier Bancorp, Inc.	13,089
352	Harleysville Group, Inc.	12,830
370	Harleysville National Corp.	5,350
3,709	Hartford Financial Services Group (The), Inc.	264,340
1,359	HCC Insurance Holdings, Inc.	33,540
2,764	HCP, Inc.	98,675
192	Heartland Financial USA, Inc.	4,320
431	Hilb Rogal & Hobbs Co.	12,469
385	Home Properties, Inc.	20,239
140	Horizon Financial Corp.	1,719
152	IBERIABANK Corp.	7,326
270	Independent Bank Corp.	2,155
349	Irwin Financial Corp.	2,038
4,717	Keycorp	113,821
2,984	Kimco Realty Corp.	119,091
1,590	Legg Mason, Inc.	95,845
6,528	Lehman Brothers Holdings, Inc.	288,799
723	Lexington Realty Trust	10,411
1,088	Liberty Property Trust	38,113
3,119	Lincoln National Corp.	167,677
1,297	M&T Bank Corp.	120,919
853	Macerich (The) Co.	62,380
219	Mainsource Financial Group, Inc.	3,243
3,053	Marshall & Ilsley Corp.	76,264

Number of Shares		Value
	Common Stocks (Continued)
2,784	MBIA, Inc.	$28,954
645	Mercury General Corp.	32,179
7,476	National City Corp.	47,099
936	National Penn Bancshares, Inc.	15,622
843	National Retail Properties, Inc.	19,313
559	Nationwide Financial Services, Inc., Class A	28,017
2,595	Northern Trust Corp.	192,315
783	Old National Bancorp	13,397
2,717	Old Republic International Corp.	38,989
162	Old Second Bancorp, Inc.	3,974
165	Park National Corp.	12,542
122	Peoples Bancorp, Inc.	2,961
3,044	ProLogis	190,585
828	Protective Life Corp.	35,289
374	Provident Bankshares Corp.	4,791
1,194	Realty Income Corp.	31,414
820	Regency Centers Corp.	58,687
247	Renasant Corp.	5,723
258	RLI Corp.	12,384
158	Royal Bancshares of Pennsylvania, Class A	1,714
290	S&T Bancorp, Inc.	9,880
158	S.Y. Bancorp, Inc.	3,892
193	Sandy Spring Bancorp, Inc.	4,922
225	Seacoast Banking Corp. of Florida	2,365
276	Security Bank Corp.	2,120
2,274	SEI Investments Co.	52,916
164	Simmons First National Corp., Class A	5,250
856	South Financial Group (The), Inc.	5,170
171	Southwest Bancorp, Inc.	3,010
257	Sovran Self Storage, Inc.	11,488
472	State Auto Financial Corp.	13,004
4,603	State Street Corp.	332,060
862	Sterling Bancshares, Inc.	8,956
113	Suffolk Bancorp	3,659
4,125	SunTrust Banks, Inc.	229,969
1,014	Susquehanna Bancshares, Inc.	20,168
3,892	Synovus Financial Corp.	46,081
3,062	T. Rowe Price Group, Inc.	179,311
372	Tanger Factory Outlet Centers, Inc.	15,006
620	Taubman Centers, Inc.	35,135
1,489	TCF Financial Corp.	25,909
114	Tompkins Financial Corp.	5,514
781	Transatlantic Holdings, Inc.	50,648
676	Trustmark Corp.	14,723
20,491	U.S. Bancorp	694,440
1,572	UDR, Inc.	39,740
483	UMB Financial Corp.	23,976
510	United Bankshares, Inc.	14,836
140	Universal Health Realty Income Trust	4,696
151	Univest Corp. of Pennsylvania	3,869
1,485	Valley National Bancorp	28,497
1,811	Vornado Realty Trust	168,586

See Notes to Financial Statements.

29

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
1,035	Washington Federal, Inc.	$24,643
14,629	Washington Mutual, Inc.	179,790
550	Washington Real Estate Investment Trust	19,542
159	Washington Trust Bancorp, Inc.	3,845
619	Webster Financial Corp.	16,125
989	Weingarten Realty Investors	36,484
38,870	Wells Fargo & Co.	1,156,383
313	WesBanco, Inc.	6,733
84	Wesco Financial Corp.	36,376
184	West Coast Bancorp	2,375
339	Westamerica Bancorp	19,811
766	Whitney Holding Corp.	17,932
798	Wilmington Trust Corp.	26,238
		13,710,068
	Health Care—12.0%
18,225	Abbott Laboratories	961,369
740	Beckman Coulter, Inc.	50,542
2,877	Becton, Dickinson & Co.	257,204
4,204	Cardinal Health, Inc.	218,902
1,187	C.R. Bard, Inc.	111,780
1,780	DENTSPLY International, Inc.	69,189
13,405	Eli Lilly & Co.	645,317
734	Hill-Rom Holdings, Inc.	18,445
33,397	Johnson & Johnson	2,240,604
13,241	Medtronic, Inc.	644,572
473	Meridian Bioscience, Inc.	12,738
483	Owens & Minor, Inc.	21,890
79,714	Pfizer, Inc.	1,603,048
4,848	Stryker Corp.	314,296
379	West Pharmaceutical Services, Inc.	17,779
		7,187,675
	Industrials—13.1%
8,304	3M Co.	638,579
354	A.O. Smith Corp.	10,953
592	ABM Industries, Inc.	12,396
1,163	Avery Dennison Corp.	56,045
172	Badger Meter, Inc.	8,956
640	Brady Corp., Class A	21,728
2,012	C.H. Robinson Worldwide, Inc.	126,112
709	Carlisle Cos., Inc.	20,476
7,357	Caterpillar, Inc.	602,391
1,812	Cintas Corp.	53,653
595	Clarcor, Inc.	24,966
147	Courier Corp.	3,460
3,754	Danaher Corp.	292,887
923	Donaldson Co., Inc.	40,187
2,233	Dover Corp.	110,467
9,282	Emerson Electric Co.	485,077
2,512	Expeditors International of Washington, Inc.	117,034
272	Franklin Electric Co., Inc.	10,532
4,694	General Dynamics Corp.	424,431

Number of Shares		Value
	Common Stocks (Continued)
88,468	General Electric Co.	$2,892,905
167	Gorman-Rupp (The) Co.	5,850
997	Harsco Corp.	59,152
524	HNI Corp.	11,407
6,212	Illinois Tool Works, Inc.	324,825
254	LSI Industries, Inc.	2,784
4,300	Masco Corp.	78,303
279	McGrath Rentcorp	7,207
421	Mine Safety Appliances Co.	15,649
98	NACCO Industries, Inc., Class A	8,810
397	Nordson Corp.	23,435
1,987	Parker Hannifin Corp.	158,662
1,168	Pentair, Inc.	43,017
2,489	Pitney Bowes, Inc.	89,878
213	Raven Industries, Inc.	6,526
1,053	Roper Industries, Inc.	65,412
461	Teleflex, Inc.	25,396
218	Tennant Co.	7,440
11,474	United Technologies Corp.	831,522
223	Universal Forest Products, Inc.	7,740
931	W.W. Grainger, Inc.	80,727
		7,806,977
	Information Technology—4.4%
6,163	Automatic Data Processing, Inc.	272,405
776	Diebold, Inc.	30,419
16,322	International Business Machines Corp.	1,970,065
1,029	Jack Henry & Associates, Inc.	27,042
2,605	Linear Technology Corp.	91,071
4,249	Paychex, Inc.	154,536
2,344	Total System Services, Inc.	55,787
		2,601,325
	Materials—2.8%
2,484	Air Products & Chemicals, Inc.	244,500
1,078	Albemarle Corp.	40,328
802	AptarGroup, Inc.	35,408
1,175	Bemis Co., Inc.	30,903
2,915	Ecolab, Inc.	133,973
623	H.B. Fuller Co.	14,379
486	Martin Marietta Materials, Inc.	53,159
415	Myers Industries, Inc.	5,221
3,400	Nucor Corp.	256,700
1,935	PPG Industries, Inc.	118,751
3,692	Praxair, Inc.	337,117
2,311	Rohm & Haas Co.	123,523
1,438	RPM International, Inc.	32,067
1,519	Sigma-Aldrich Corp.	86,613
1,173	Sonoco Products Co.	38,650
117	Stepan Co.	4,603
1,181	Valspar (The) Corp.	25,958
1,278	Vulcan Materials Co.	87,952
		1,669,805

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunication Services—4.7%
71,163	AT&T, Inc.	$2,754,720
1,257	CenturyTel, Inc.	40,790
277	Shenandoah Telecom Co.	3,756
		2,799,266
	Utilities—2.1%
203	American States Water Co.	7,109
1,575	Aqua America, Inc.	29,027
1,061	Atmos Energy Corp.	29,368
453	Black Hills Corp.	17,672
244	California Water Service Group	9,443
3,214	Consolidated Edison, Inc.	133,703
845	Energen Corp.	57,663
1,866	Energy East Corp.	42,545
4,812	FPL Group, Inc.	318,988
901	Integrys Energy Group, Inc.	43,149
2,155	MDU Resources Group, Inc.	62,215
259	MGE Energy, Inc.	9,011
985	National Fuel Gas Co.	50,412
493	New Jersey Resources Corp.	15,702
311	Northwest Natural Gas Co.	13,955
352	Otter Tail Corp.	13,052
866	Piedmont Natural Gas Co., Inc.	22,767
1,185	Pinnacle West Capital Corp.	40,219
3,067	Progress Energy, Inc.	128,783
2,042	Questar Corp.	126,665
217	SJW Corp.	6,525
288	Southwest Water Co.	3,208
1,259	UGI Corp.	32,734
900	Vectren Corp.	25,452
583	WGL Holdings, Inc.	19,122
		1,258,489
	Total Common Stocks (Cost $61,556,131)	59,460,627
	Money Market Fund—0.4%
203,766	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $203,766)	203,766
	Total Investments (Cost $61,759,897)—99.9%	59,664,393
	Other assets less liabilities—0.1%	86,924
	Net Assets—100.0%	$59,751,317

*  Non-income producing security.

See Notes to Financial Statements.

31

Schedule of Investments

PowerShares Financial Preferred Portfolio

April 30, 2008

Number of Shares		Value
	Preferred Stocks—100.3%
	Banks—45.8%
253,855	Bank of America Corp., 7.25%, Series J	$6,394,607
185,619	Bank of America Corp., 6.20%, Series D	4,109,605
406,412	Barclays Bank PLC, 7.75% (United Kingdom)	10,221,262
464,147	HSBC Holdings PLC, 6.20%, Series A (United Kingdom)	10,443,308
176,507	HSBC USA, Inc., 6.50%, Series H (United Kingdom)	4,066,721
658,437	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	15,980,265
184,257	Royal Bank of Scotland Group PLC, 6.25%, Series P (United Kingdom)	3,961,526
329,989	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	7,345,555
329,540	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	7,266,357
339,102	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	7,589,103
254,304	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	5,915,111
205,443	Santander Finance Preferred SA Unipersonal , 6.80%, (Spain)	4,593,705
245,992	Santander Finance Preferred SA Unipersonal , 6.50% (Spain)	5,141,233
202,043	U.S. Bancorp, 7.88%, Series D *	5,289,486
408,397	Wachovia Corp., 8.0%, Series J	10,275,269
		108,593,113
	Diversified Financial Services—14.4%
174,507	CIT Group, Inc., 6.35%, Series A	2,409,942
206,650	Credit Suisse Guernsey, 7.9% (Switzerland)*	5,232,378
441,823	Goldman Sachs Group, Inc., 6.20%, Series B	10,378,422
305,998	HSBC Finance Corp., 6.36% (United Kingdom)	6,780,916
122,445	Lehman Brothers Holdings, 6.50%	2,617,874
331,295	Merrill Lynch & Co., Inc., 6.38%, Series 3	6,758,418
		34,177,950
	Insurance—40.1%
340,602	ACE Ltd., 7.80%, Series C	8,412,869
430,340	Aegon N.V., 7.25% (Netherlands)	10,242,092
309,274	Aegon N.V., 6.38% (Netherlands)	6,556,609
206,128	Aegon N.V., 6.50% (Netherlands)	4,407,017
224,833	Aegon N.V. 6.88% (Netherlands)	5,132,937
102,495	Axis Capital Holdings Ltd., 7.25%, Series A	2,442,456
608,930	ING Groep N.V., 7.38% (Netherlands)	15,150,177
285,140	ING Groep N.V., 6.13% (Netherlands)	5,973,683
203,743	ING Groep N.V., 6.20% (Netherlands)	4,523,095
426,757	ING Groep N.V., 6.38% (Netherlands)	9,461,203
461,487	MetLife, Inc., 6.50%, Series B	10,628,046
117,741	PartnerRe Ltd., 6.75%, Series C	2,596,189

Number of Shares		Value
	Preferred Stocks (Continued)
122,045	Prudential PLC, 6.50% (United Kingdom)	$2,697,195
101,320	Prudential PLC, 6.75% (United Kingdom)	2,276,660
101,320	RenaissanceRe Holdings Ltd., 6.08%, Series C	1,959,529
123,006	RenaissanceRe Holdings Ltd., 6.60%, Series D	2,626,178
		95,085,935
	Total Preferred Stocks (Cost $245,748,154)	237,856,998
	Money Market Fund—0.2%
433,450	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $433,450)	433,450
	Total Investments (Cost $246,181,604)—100.5%	238,290,448
	Liabilities in excess of other assets—(0.5%)	(1,164,385)
	Net Assets—100.0%	$237,126,063

* Non-income producing security.

The Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	35.7%
Netherlands	25.9

See Notes to Financial Statements.

32

Schedule of Investments

PowerShares High Growth Rate Dividend AchieversTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Advertising—0.1%
1,275	Harte-Hanks, Inc.	$17,417
	Aerospace/Defense—4.0%
14,801	United Technologies Corp.	1,072,628
	Apparel—0.1%
1,005	Wolverine World Wide, Inc.	28,884
	Banks—17.0%
304	BancFirst Corp.	13,294
28,315	Bank of America Corp.	1,062,946
336	Bank of the Ozarks, Inc.	8,383
320	Banner Corp.	6,912
956	City National Corp.	46,385
1,098	Corus Bankshares, Inc.	8,048
1,667	CVB Financial Corp.	19,137
10,621	Fifth Third Bancorp	227,608
401	First State Bancorp	3,729
1,076	Glacier Bancorp, Inc.	22,144
257	IBERIABANK Corp.	12,387
457	Independent Bank Corp.	3,647
2,196	M&T Bank Corp.	204,733
274	Old Second Bancorp, Inc.	6,721
633	Provident Bankshares Corp.	8,109
268	S.Y. Bancorp, Inc.	6,601
468	Security Bank Corp/GA	3,594
290	Southwest Bancorp, Inc.	5,104
7,793	State Street Corp.	562,187
6,589	Synovus Financial Corp.	78,014
2,521	TCF Financial Corp.	43,865
31,200	U.S. Bancorp	1,057,368
256	Univest Corp. of Pennsylvania	6,559
35,632	Wells Fargo & Co.	1,060,053
311	West Coast Bancorp	4,015
574	Westamerica Bancorp	33,545
		4,515,088
	Building Materials—0.0%
430	LSI Industries, Inc.	4,713
	Chemicals—2.7%
6,250	Praxair, Inc.	570,688
2,571	Sigma-Aldrich Corp.	146,598
		717,286
	Commercial Services—3.1%
10,434	Automatic Data Processing, Inc.	461,183
472	Mcgrath Rentcorp	12,192
7,193	Paychex, Inc.	261,609
3,969	Total System Services, Inc.	94,462
		829,446

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Computers—4.2%
8,884	International Business Machines Corp.	$1,072,299
1,742	Jack Henry & Associates, Inc.	45,780
		1,118,079
	Distribution/Wholesale—0.1%
817	Owens & Minor, Inc.	37,026
	Diversified Financial Services—9.4%
40,324	Citigroup, Inc.	1,018,988
2,308	Eaton Vance Corp.	84,473
4,756	Franklin Resources, Inc.	452,533
2,691	Legg Mason, Inc.	162,213
11,051	Lehman Brothers Holdings, Inc.	488,896
5,184	T. Rowe Price Group, Inc.	303,575
		2,510,678
	Environmental Control—0.1%
712	Mine Safety Appliances Co.	26,465
	Food—1.4%
12,047	Sysco Corp.	368,277
	Healthcare-Products—11.7%
4,871	Becton, Dickinson & Co.	435,467
16,059	Johnson & Johnson	1,077,399
21,475	Medtronic, Inc.	1,045,403
800	Meridian Bioscience, Inc.	21,544
8,207	Stryker Corp.	532,060
		3,111,873
	Home Builders—0.4%
6,286	D.R. Horton, Inc.	97,370
	Insurance—10.4%
9,477	AFLAC, Inc.	631,832
11,186	Allstate (The) Corp.	563,327
22,982	American International Group, Inc.	1,061,767
1,845	Arthur J. Gallagher & Co.	45,332
2,809	Brown & Brown, Inc.	53,933
1,054	Erie Indemnity Co., Class A	56,305
2,301	HCC Insurance Holdings, Inc.	56,789
1,092	Mercury General Corp.	54,480
2,753	Nationwide Financial Services, Inc., Class A	137,980
4,600	Old Republic International Corp.	66,010
436	RLI Corp.	20,928
799	State Auto Financial Corp.	22,012
		2,770,695
	Investment Companies—0.5%
4,068	American Capital Strategies Ltd.	129,159
	Iron/Steel—1.6%
5,757	Nucor Corp.	434,654

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares High Growth Rate Dividend AchieversTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Leisure Time—0.8%
4,720	Harley-Davidson, Inc.	$180,540
671	Polaris Industries, Inc.	31,235
		211,775
	Media—0.2%
248	Courier Corp.	5,838
1,165	John Wiley & Sons, Inc., Class A	53,648
		59,486
	Miscellaneous Manufacturing—4.5%
1,358	AptarGroup, Inc.	59,956
6,356	Danaher Corp.	495,895
1,562	Donaldson Co., Inc.	68,009
10,517	Illinois Tool Works, Inc.	549,934
361	Raven Industries, Inc.	11,061
		1,184,855
	Oil & Gas—0.2%
1,018	Holly Corp.	42,227
	Pharmaceuticals—5.4%
7,118	Cardinal Health, Inc.	370,634
53,439	Pfizer, Inc.	1,074,659
		1,445,293
	Pipelines—1.1%
5,086	Kinder Morgan Energy Partners, L.P.	297,734
	Real Estate—0.3%
2,060	Forest City Enterprises, Inc., Class A	76,096
	REIT—0.3%
639	Alexandria Real Estate Equities, Inc.	67,114
	Retail—16.6%
587	Cato Corp. (The), Class A	10,126
33,733	Home Depot (The), Inc.	971,510
29,178	Lowe's Cos., Inc.	734,994
18,142	McDonald's Corp.	1,080,900
4,371	Nordstrom, Inc.	154,121
2,660	Ross Stores, Inc.	89,083
8,542	TJX (The) Cos., Inc.	275,223
18,851	Wal-Mart Stores, Inc.	1,092,982
		4,408,939
	Savings & Loans—1.0%
426	Anchor BanCorp Wisconsin, Inc.	6,471
1,914	Astoria Financial Corp.	45,362
426	Flushing Financial Corp.	8,316
17,617	Washington Mutual, Inc.	216,512
		276,661

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Semiconductors—0.6%
4,410	Linear Technology Corp.	$154,174
	Software—0.3%
3,850	SEI Investments Co.	89,590
	Telecommunications—0.0%
470	Shenandoah Telecom Co.	6,373
	Textiles—0.3%
3,068	Cintas Corp.	90,843
	Transportation—1.6%
3,407	C.H. Robinson Worldwide, Inc.	213,551
4,253	Expeditors International of Washington, Inc.	198,147
		411,698
	Total Common Stocks (Cost $28,800,625)	26,612,596
	Money Market Fund—0.6%
157,244	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $157,244)	157,244
	Total Investments (Cost $28,957,869)—100.6%	26,769,840
	Liabilities in excess of other assets—(0.6%)	(153,698)
	Net Assets—100.0%	$26,616,142

REIT Real Estate Investment Trust.

See Notes to Financial Statements.

34

Schedule of Investments

PowerShares High Yield Equity Dividend AchieversTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—102.7%
	Banks—66.4%
105,917	Associated Banc-Corp	$2,994,274
114,217	Bank of America Corp.	4,287,706
103,961	BB&T Corp.	3,564,823
128,316	Chemical Financial Corp.	3,115,512
614,769	Colonial BancGroup (The), Inc.	5,004,220
136,628	Comerica, Inc.	4,745,090
715,186	Corus Bankshares, Inc.	5,242,313
251,676	F.N.B. Corp.	3,890,911
246,838	Fifth Third Bancorp	5,289,739
173,568	FirstMerit Corp.	3,561,615
244,773	Fulton Financial Corp.	3,052,319
245,724	Harleysville National Corp.	3,553,169
650,797	Independent Bank Corp.	5,193,360
182,281	KeyCorp	4,398,441
129,917	Marshall & Ilsley Corp.	3,245,327
838,731	National City Corp.	5,284,005
141,341	National Penn Bancshares, Inc.	2,358,981
242,940	Old National Bancorp	4,156,703
59,877	Park National Corp.	4,551,251
624,830	Provident Bankshares Corp.	8,004,073
524,031	Royal Bancshares of Pennsylvania, Class A	5,685,737
72,527	S&T Bancorp, Inc.	2,470,995
398,562	Seacoast Banking Corp. of Florida	4,188,887
467,810	South Financial Group (The), Inc.	2,825,572
51,483	SunTrust Banks, Inc.	2,870,177
160,283	Susquehanna Bancshares, Inc.	3,188,029
190,579	TCF Financial Corp.	3,316,075
97,908	U.S. Bancorp	3,318,102
149,379	Valley National Bancorp	2,866,583
128,887	WesBanco, Inc.	2,772,359
134,310	Whitney Holding Corp.	3,144,197
		122,140,545
	Diversified Financial Services—2.0%
143,938	Citigroup, Inc.	3,637,313
	Electric—9.2%
91,520	Consolidated Edison, Inc.	3,807,231
123,314	Energy East Corp.	2,811,559
73,331	Integrys Energy Group, Inc.	3,511,822
96,705	Pinnacle West Capital Corp.	3,282,168
85,745	Progress Energy, Inc.	3,600,433
		17,013,213
	Gas—3.5%
117,285	Atmos Energy Corp.	3,246,448
111,909	Vectren Corp.	3,164,787
		6,411,235
	Home Builders—1.2%
143,445	D.R. Horton, Inc.	2,221,963

Number of Shares		Value
	Common Stocks (Continued)
	Home Furnishings—0.6%
178,515	La-Z-Boy, Inc.	$1,137,141
	Insurance—1.9%
141,854	Arthur J. Gallagher & Co.	3,485,353
	Investment Companies—4.2%
241,231	American Capital Strategies Ltd.	7,659,084
	Media—4.0%
299,476	Media General, Inc., Class A	4,396,307
154,937	New York Times (The) Co., Class A	3,021,272
		7,417,579
	Miscellaneous Manufacturing—2.2%
249,680	Leggett & Platt, Inc.	4,144,688
	Pharmaceuticals—2.1%
195,221	Pfizer, Inc.	3,925,894
	Retail—1.8%
407,729	Talbots, Inc.	3,274,064
	Savings & Loans—3.6%
122,809	Astoria Financial Corp.	2,910,573
298,554	Washington Mutual, Inc.	3,669,229
		6,579,802
	Total Common Stocks (Cost $248,243,066)	189,047,874
	Money Market Fund—0.5%
854,643	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $854,643)	854,643
	Total Investments (Cost $249,097,709)—103.2%	189,902,517
	Liabilities in excess of other assets—(3.2%)	(5,825,899)
	Net Assets—100.0%	$184,076,618

See Notes to Financial Statements.

35

Schedule of Investments

PowerShares International Dividend AchieversTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.1%
	Australia—3.6%
43,594	BHP Billiton Ltd. ADR	$3,516,292
95,056	Santos Ltd. ADR	5,684,349
91,867	Westpac Banking Corp. ADR	10,652,897
		19,853,538
	Bahamas—0.9%
107,213	Teekay Corp.	4,893,201
	Bermuda—3.1%
115,997	Max Capital Group Ltd.	2,715,490
66,620	RenaissanceRe Holdings Ltd.	3,426,933
332,484	Tsakos Energy Navigation Ltd.	10,805,730
		16,948,153
	Canada—22.2%
259,474	Bank of Montreal	12,965,915
179,745	Bank of Nova Scotia	8,564,849
123,209	Brookfield Asset Management, Inc., Class A	4,031,398
306,674	Brookfield Properties Corp.	6,173,348
41,378	Cameco Corp.	1,447,816
155,521	Canadian Imperial Bank of Commerce	11,451,011
73,491	Canadian National Railway Co.	3,850,193
14,392	Canadian Natural Resources Ltd.	1,223,320
157,393	Enbridge, Inc.	6,481,444
54,192	EnCana Corp.	4,379,256
24,743	Imperial Oil Ltd.	1,448,455
134,219	Manulife Financial Corp.	5,256,016
176,652	Methanex Corp.	4,144,256
187,686	Royal Bank of Canada	8,977,021
389,464	Shaw Communications, Inc., Class B	8,268,320
132,513	Sun Life Financial, Inc.	6,432,181
7,503	Suncor Energy, Inc.	845,513
200,683	Talisman Energy, Inc.	4,089,920
181,416	Thomson (The) Corp.	6,821,242
116,778	Toronto-Dominion (The) Bank	7,675,818
212,888	TransCanada Corp.	7,821,505
		122,348,797
	Cayman Islands—0.4%
104,526	Consolidated Water Co., Inc.	2,477,266
	Chile—0.4%
80,821	Sociedad Quimica y Minera de Chile S.A. ADR	2,304,207
	China—2.0%
325,596	Huaneng Power International, Inc. ADR	10,956,305
	Denmark—0.4%
32,140	Novo-Nordisk A/S ADR	2,207,697
	Finland—0.7%
130,003	Nokia Oyj Corp. ADR	3,909,190

Number of Shares		Value
	Common Stocks (Continued)
	France—1.2%
35,463	Dassault Systemes S.A. ADR	$2,223,175
58,943	Veolia Environnement ADR	4,270,420
		6,493,595
	Germany—2.2%
213,084	Allianz SE ADR	4,321,344
38,601	Fresenius Medical Care AG ADR	2,042,765
40,751	SAP AG ADR	2,046,923
30,522	Siemens AG ADR	3,615,331
		12,026,363
	India—0.5%
9,598	HDFC Bank Ltd. ADR	1,082,654
55,469	Satyam Computer Services Ltd. ADR	1,424,444
		2,507,098
	Ireland—5.2%
254,178	Allied Irish Banks PLC ADR	10,835,608
219,393	Bank of Ireland ADR	12,163,148
146,945	CRH PLC ADR	5,675,016
		28,673,772
	Israel—0.3%
34,893	Teva Pharmaceutical Industries Ltd. ADR	1,632,295
	Italy—0.6%
127,468	Luxottica Group SpA ADR	3,581,851
	Japan—6.3%
92,466	Canon, Inc. ADR	4,620,526
129,310	Honda Motor Co. Ltd. ADR	4,105,593
51,110	Kubota Corp. ADR	1,779,139
14,919	Kyocera Corp. ADR	1,361,060
147,979	Matsushita Electric Industrial Co. Ltd. ADR	3,458,269
4,247	Mitsui & Co. Ltd. ADR	1,994,773
87,001	Nidec Corp. ADR	1,650,409
90,613	Nippon Telegraph & Telephone Corp. ADR	1,947,273
212,844	NTT DoCoMo, Inc. ADR	3,118,165
41,039	ORIX Corp. ADR	3,724,700
65,737	TDK Corp. ADR	4,516,132
24,600	Toyota Motor Corp. ADR	2,496,900
		34,772,939
	Mexico—0.2%
21,018	America Movil SAB de CV ADR	1,218,203
	Netherlands—5.3%
276,702	ING Groep N.V. ADR	10,511,909
159,984	Koninklijke Philips Electronics N.V.	6,008,999
166,864	Reed Elsevier N.V. ADR	6,274,088
187,545	Unilever N.V.	6,290,259
		29,085,255

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares International Dividend AchieversTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
	Peru—1.0%
25,721	Compania de Minas Buenaventura S.A. ADR	$1,609,363
47,789	Credicorp Ltd.	3,840,324
		5,449,687
	Portugal—1.7%
787,275	Portugal Telecom SGPS S.A. ADR	9,368,573
	Russia—0.8%
59,163	Mobile Telesystems OJSC ADR	4,589,866
	South Africa—1.0%
98,713	Sasol Ltd. ADR	5,592,091
	Spain—4.2%
403,170	Banco Bilbao Vizcaya Argentina S.A. ADR	9,240,656
328,984	Banco Santander Central Hispanic S.A. ADR	6,938,273
165,912	Repsol YPF S.A. ADR	6,731,050
		22,909,979
	United Kingdom—31.1%
248,402	AstraZeneca PLC ADR	10,427,916
414,281	Barclays PLC ADR	15,079,828
54,588	BHP Billiton PLC ADR	3,934,703
138,009	BP PLC ADR	10,045,675
93,294	British American Tobacco PLC ADR	7,047,428
338,208	BT Group PLC ADR	14,928,501
122,629	Cadbury Schweppes PLC ADR	5,653,197
85,684	Diageo PLC ADR	7,017,520
134,702	HSBC Holdings PLC ADR	11,690,787
62,133	Imperial Tobacco Group PLC ADR	5,964,147
127,652	National Grid PLC ADR	9,031,379
706,003	Pearson PLC ADR	9,298,060
122,591	Reed Elsevier PLC ADR	6,203,105
937,801	Signet Group PLC ADR	12,988,544
28,076	Smith & Nephew PLC ADR	1,817,359
23,230	Thomson Reuters PLC ADR	4,341,222
1,071,144	Tomkins PLC ADR	15,295,936
184,963	Unilever PLC ADR	6,212,907
317,089	Vodafone Group PLC ADR	10,039,038
71,571	WPP Group PLC ADR	4,382,292
		171,399,544
	United States—4.8%
70,445	ACE Ltd.	4,247,129
13,739	Bunge Ltd.	1,567,483
198,256	Carnival Corp.	7,963,944
49,808	Everest Re Group Ltd.	4,500,153
77,976	Ingersoll-Rand Co. Ltd., Class A	3,460,575
64,894	PartnerRe Ltd.	4,800,858
		26,540,142
	Total Common Stocks (Cost $578,541,904)	551,739,607

Number of Shares		Value
	Money Market Fund—0.1%
723,283	Goldman Sachs Financial Square Prime
	Obligations Institutional Share Class
	(Cost $723,283)	$723,283
	Total Investments (Cost $579,265,187)—100.2%	552,462,890
	Liabilities in excess of other assets—(0.2%)	(833,381)
	Net Assets—100.0%	$551,629,509

ADR American Depositary Receipt.

See Notes to Financial Statements.

37

Statements of Assets and Liabilities

April 30, 2008

	PowerShares Buyback AchieversTM Portfolio	PowerShares Dividend AchieversTM Portfolio	PowerShares Financial Preferred Portfolio
ASSETS:
Investments at value	$61,367,932	$59,664,393	$238,290,448
Receivables:
Investments sold	2,639,261	1,916,887	6,237,316
Dividends	28,188	79,176	282,203
Shares sold	—	1,614,900	2,116,524
Expense waivers due from Adviser	—	11,049	—
Total Assets	64,035,381	63,286,405	246,926,491
LIABILITIES:
Due to custodian	170,679	15,057	2,254,615
Payables:
Investments purchased	2,647,799	1,833,456	7,369,100
Shares repurchased	—	1,614,900	—
Expense recapture due to Adviser	8,014	—	395
Accrued advisory fees	24,744	19,394	90,846
Accrued expenses	52,418	52,281	85,472
Total Liabilities	2,903,654	3,535,088	9,800,428
NET ASSETS	$61,131,727	$59,751,317	$237,126,063
NET ASSETS CONSIST OF:
Shares of beneficial interest	$73,359,330	$62,900,037	$257,332,856
Undistributed net investment income (loss)	8,111	126,779	(596,894)
Accumulated net realized loss on investments	(9,391,745)	(1,179,995)	(11,718,743)
Net unrealized appreciation (depreciation) of investments	(2,843,969)	(2,095,504)	(7,891,156)
Net Assets	$61,131,727	$59,751,317	$237,126,063
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,700,000	3,700,000	11,200,000
Net asset value	$22.64	$16.15	$21.17
Investments at cost	$64,211,901	$61,759,897	$246,181,604

See Notes to Financial Statements.

38

	PowerShares High Growth Rate Dividend AchieversTM Portfolio	PowerShares High Yield Equity Dividend AchieversTM Portfolio	PowerShares International Dividend AchieversTM Portfolio
ASSETS:
Investments at value	$26,769,840	$189,902,517	$552,462,890
Receivables:
Investments sold	1,360,897	17,783,794	44,201,532
Dividends	11,079	503,462	3,955,392
Shares sold	1,478,675	—	15,704,752
Expense waivers due from Adviser	7,790	—	18,082
Total Assets	29,628,281	208,189,773	616,342,648
LIABILITIES:
Due to custodian	136,118	930,902	3,950,856
Payables:
Investments purchased	1,351,218	22,981,790	44,720,034
Shares repurchased	1,478,675	—	15,704,752
Expense recapture due to Adviser	—	51,136	—
Accrued advisory fees	8,632	63,263	178,137
Accrued expenses	37,496	86,064	159,360
Total Liabilities	3,012,139	24,113,155	64,713,139
NET ASSETS	$26,616,142	$184,076,618	$551,629,509
NET ASSETS CONSIST OF:
Shares of beneficial interest	$30,412,345	$289,132,833	$606,678,405
Undistributed net investment income (loss)	49,895	—	4,436,318
Accumulated net realized loss on investments	(1,658,069)	(45,861,023)	(32,682,917)
Net unrealized appreciation (depreciation) of investments	(2,188,029)	(59,195,192)	(26,802,297)
Net Assets	$26,616,142	$184,076,618	$551,629,509
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,800,000	16,200,000	28,100,000
Net asset value	$14.79	$11.36	$19.63
Investments at cost	$28,957,869	$249,097,709	$579,265,187

39

Statements of Operations

Year Ended April 30, 2008

	PowerShares Buyback AchieversTM Portfolio	PowerShares Dividend AchieversTM Portfolio	PowerShares Financial Preferred Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$901,381	$1,902,641	$9,659,874
Affiliated money market dividend income	—	9,548	9,788
Foreign withholding tax	—	—	—
Total Income	901,381	1,912,189	9,669,662
EXPENSES:
Advisory fees	395,906	277,676	698,666
Administration & accounting fees	80,000	80,738	79,267
Sub-licensing	79,181	69,419	139,733
Offering costs	21,605	—	27,965
Audit	16,006	15,848	16,006
Printing	11,602	12,141	29,991
Custodian & transfer agent fees	7,942	6,625	9,779
Trustees	6,702	6,402	7,879
Registration & filings	537	—	3,551
Listing fee and expenses	103	9,057	163
Legal	—	2,878	—
Other expenses	9,573	17,853	14,138
Total Expenses	629,157	498,637	1,027,138
(Waivers) and/or Recapture	(53,284)	(82,124)	(21,041)
Net Expenses	575,873	416,513	1,006,097
Net Investment Income	325,508	1,495,676	8,663,565
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(9,151,701)	(1,079,235)	(11,586,200)
In-kind redemptions	1,675,309	2,280,026	(105,571)
Net realized gain (loss)	(7,476,392)	1,200,791	(11,691,771)
Net change in unrealized depreciation on investments	(4,232,518)	(8,075,983)	(7,396,935)
Net realized and unrealized loss on investments	(11,708,910)	(6,875,192)	(19,088,706)
Net decrease in net assets resulting from operations	$(11,383,402)	$(5,379,516)	$(10,425,141)

See Notes to Financial Statements.

40

	PowerShares High Growth Rate Dividend AchieversTM Portfolio	PowerShares High Yield Equity Dividend AchieversTM Portfolio	PowerShares International Dividend AchieversTM Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$877,444	$14,999,176	$26,679,514
Affiliated money market dividend income	4,352	22,068	6,285
Foreign withholding tax	—	—	(1,368,535)
Total Income	881,796	15,021,244	25,317,264
EXPENSES:
Advisory fees	138,921	1,213,426	2,624,245
Administration & accounting fees	80,738	93,035	187,365
Sub-licensing	34,730	303,356	656,061
Offering costs	—	—	—
Audit	15,848	15,848	15,848
Printing	2,191	—	88,120
Custodian & transfer agent fees	6,520	19,210	36,605
Trustees	5,427	13,477	22,683
Registration & filings	—	—	106
Listing fee and expenses	9,004	8,451	8,021
Legal	518	10,458	22,755
Other expenses	14,470	35,188	42,837
Total Expenses	308,367	1,712,449	3,704,646
(Waivers) and/or Recapture	(99,985)	107,690	73,473
Net Expenses	208,382	1,820,139	3,778,119
Net Investment Income	673,414	13,201,105	21,539,145
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,425,148)	(35,860,322)	(28,242,031)
In-kind redemptions	948,460	(535,598)	71,200,420
Net realized gain (loss)	(476,688)	(36,395,920)	42,958,389
Net change in unrealized depreciation on investments	(4,296,368)	(52,406,008)	(69,656,191)
Net realized and unrealized loss on investments	(4,773,056)	(88,801,928)	(26,697,802)
Net decrease in net assets resulting from operations	$(4,099,642)	$(75,600,823)	$(5,158,657)

41

Statements of Changes in Net Assets

	PowerShares Buyback AchieversTM Portfolio		PowerShares Dividend AchieversTM Portfolio		PowerShares Financial Preferred Portfolio
	Year Ended April 30, 2008	For the Period December 20, 2006* Through April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	For the Period December 01, 2006* Through April 30, 2007
OPERATIONS:
Net investment income	$325,508	$20,428	$1,495,676	$891,157	$8,663,565	$1,065,631
Net realized gain (loss) on investments	(7,476,392)	403,046	1,200,791	852,815	(11,691,771)	38,292
Net change in unrealized appreciation/depreciation of investments	(4,232,518)	1,388,549	(8,075,983)	4,770,653	(7,396,935)	(494,221)
Net increase (decrease) in net assets resulting from operations	(11,383,402)	1,812,023	(5,379,516)	6,514,625	(10,425,141)	609,702
Undistributed net investment income/(loss) included in the price of units issued and redeemed	(19,113)	19,385	(22,948)	70,102	213,903	193,038
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(298,099)	(39,938)	(1,373,568)	(892,954)	(9,274,921)	(1,336,352)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(298,099)	(39,938)	(1,373,568)	(892,954)	(9,274,921)	(1,336,352)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	52,711,783	78,476,709	19,181,334	49,447,993	183,234,804	104,833,729
Value of shares repurchased	(42,281,695)	(17,865,654)	(22,755,868)	(8,439,931)	(25,526,919)	(4,988,839)
Net income equalization	19,113	(19,385)	22,948	(70,102)	(213,903)	(193,038)
Net increase (decrease) in net assets resulting from shares transactions	10,449,201	60,591,670	(3,551,586)	40,937,960	157,493,982	99,651,852
Increase (Decrease) in Net Assets	(1,251,413)	62,383,140	(10,327,618)	46,629,733	138,007,823	99,118,240
NET ASSETS:
Beginning of period	62,383,140	—	70,078,935	23,449,202	99,118,240	—
End of period	$61,131,727	$62,383,140	$59,751,317	$70,078,935	$237,126,063	$99,118,240
Undistributed net investment income (loss) at end of period	$8,111	$—	$126,779	$14,002	$(596,894)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,100,000	3,100,000	1,100,000	3,000,000	8,400,000	4,200,000
Shares repurchased	(1,800,000)	(700,000)	(1,400,000)	(500,000)	(1,200,000)	(200,000)
Shares outstanding, beginning of period	2,400,000	—	4,000,000	1,500,000	4,000,000	—
Shares outstanding, end of period	2,700,000	2,400,000	3,700,000	4,000,000	11,200,000	4,000,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

42

	PowerShares High Growth Rate Dividend AchieversTM Portfolio		PowerShares High Yield Equity Dividend AchieversTM Portfolio		PowerShares International Dividend AchieversTM Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007
OPERATIONS:
Net investment income	$673,414	$625,435	$13,201,105	$15,167,615	$21,539,145	$9,691,791
Net realized gain (loss) on investments	(476,688)	1,149,160	(36,395,920)	21,966,940	42,958,389	30,945,521
Net change in unrealized appreciation/depreciation of investments	(4,296,368)	643,486	(52,406,008)	594,916	(69,656,191)	34,368,081
Net increase (decrease) in net assets resulting from operations	(4,099,642)	2,418,081	(75,600,823)	37,729,471	(5,158,657)	75,005,393
Undistributed net investment income/(loss) included in the price of units issued and redeemed	(28,800)	14,460	442,069	(112,827)	(572,269)	2,016,764
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(624,614)	(627,388)	(13,201,105)	(16,754,893)	(17,781,400)	(9,485,475)
Return of capital	—	—	(533,357)	(788,801)	—	—
Total distributions to shareholders	(624,614)	(627,388)	(13,734,462)	(17,543,694)	(17,781,400)	(9,485,475)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,189,314	26,475,751	74,348,539	191,978,674	511,488,063	518,438,866
Value of shares repurchased	(16,976,446)	(13,366,288)	(240,757,005)	(232,033,594)	(490,118,492)	(201,601,419)
Net income equalization	28,800	(14,460)	(442,069)	112,827	572,269	(2,016,764)
Net increase (decrease) in net assets resulting from shares transactions	(10,758,332)	13,095,003	(166,850,535)	(39,942,093)	21,941,840	314,820,683
Increase (Decrease) in Net Assets	(15,511,388)	14,900,156	(255,743,751)	(19,869,143)	(1,570,486)	382,357,365
NET ASSETS:
Beginning of period	42,127,530	27,227,374	439,820,369	459,689,512	553,199,995	170,842,630
End of period	$26,616,142	$42,127,530	$184,076,618	$439,820,369	$551,629,509	$553,199,995
Undistributed net investment income (loss) at end of period	$49,895	$15,907	$—	$—	$4,436,318	$678,573
CHANGES IN SHARES OUTSTANDING:
Shares sold	400,000	1,600,000	5,300,000	12,000,000	24,900,000	28,200,000
Shares repurchased	(1,100,000)	(800,000)	(16,900,000)	(14,700,000)	(24,300,000)	(10,800,000)
Shares outstanding, beginning of period	2,500,000	1,700,000	27,800,000	30,500,000	27,500,000	10,100,000
Shares outstanding, end of period	1,800,000	2,500,000	16,200,000	27,800,000	28,100,000	27,500,000

43

Financial Highlights

PowerShares Buyback AchieversTM Portfolio

	Year Ended April 30, 2008	For the Period December 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.99	$24.98
Net investment income**	0.10	0.01
Net realized and unrealized gain (loss) on investments	(3.35)	1.02
Total from operations	(3.25)	1.03
Distributions to shareholders from:
Net investment income	(0.10)	(0.02)
Net asset value at end of period	$22.64	$25.99
TOTAL RETURN***	(12.53)%	4.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$61,132	$62,383
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.73%	0.73	%†
Expenses, prior to Waivers and/or Recapture	0.79%	1.04	%†
Net investment income, after Waivers and/or Recapture	0.41%	0.15	%†
Portfolio turnover rate ††	46%	38%
Undistributed net investment income included in price of units issued and redeemed**#	$(0.01)	$0.01

PowerShares Dividend AchieversTM Portfolio

	Year Ended April 30,		For the Period September 15, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.52	$15.63	$14.84
Net investment income**	0.37	0.32	0.17
Net realized and unrealized gain (loss) on investments	(1.41)	1.88	0.78
Total from operations	(1.04)	2.20	0.95
Distributions to shareholders from:
Net investment income	(0.33)	(0.31)	(0.16)
Net asset value at end of period	$16.15	$17.52	$15.63
TOTAL RETURN***	(6.00)%	14.26%	6.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$59,751	$70,079	$23,449
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.60%	0.60%	0.67	%†
Expenses, prior to Waivers and/or Recapture	0.72%	0.92%	1.02	%†
Net investment income, after Waivers and/or Recapture	2.15%	1.94%	1.81	%†
Portfolio turnover rate ††	8%	9%	8%
Undistributed net investment income included in price of units issued and redeemed**#	$(0.01)	$0.03	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.
44

Financial Highlights (Continued)

PowerShares Financial Preferred Portfolio

	Year Ended April 30, 2008	For the Period December 1, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.78	$25.12
Net investment income**	1.35	0.41
Net realized and unrealized loss on investments	(3.50)	(0.12)
Total from operations	(2.15)	0.29
Distributions to shareholders from:
Net investment income	(1.46)	(0.63)
Net asset value at end of period	$21.17	$24.78
TOTAL RETURN***	(8.77)%	1.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$237,126	$99,118
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.72%	0.72%†
Expenses, prior to Waivers and/or Recapture	0.74%	0.89%†
Net investment income, after Waivers and/or Recapture	6.20%	4.63%†
Portfolio turnover rate ††	80%	0%
Undistributed net investment income included in price of units issued and redeemed**#	$0.03	$0.07

PowerShares High Growth Rate Dividend AchieversTM Portfolio

	Year Ended April 30,		For the Period September 15, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.85	$16.02	$14.78
Net investment income**	0.31	0.30	0.15
Net realized and unrealized gain (loss) on investments	(2.08)	0.83	1.24
Total from operations	(1.77)	1.13	1.39
Distributions to shareholders from:
Net investment income	(0.29)	(0.30)	(0.15)
Net asset value at end of period	$14.79	$16.85	$16.02
TOTAL RETURN***	(10.58)%	7.11%	9.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$26,616	$42,128	$27,227
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.60%	0.61%	0.66	%†
Expenses, prior to Waivers and/or Recapture	0.89%	1.04%	1.00	%†
Net investment income, after Waivers and/or Recapture	1.94%	1.86%	1.59	%†
Portfolio turnover rate ††	16%	12%	20%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.01	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.
45

Financial Highlights (Continued)

PowerShares High Yield Equity Dividend AchieversTM Portfolio

	Year Ended April 30,			For the Period December 9, 2004* Through
	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.82	$15.07	$14.41	$14.79
Net investment income**	0.62	0.54	0.53	0.18
Net realized and unrealized gain (loss) on investments	(4.42)	0.84	0.61	(0.39)
Total from operations	(3.80)	1.38	1.14	(0.21)
Distributions to shareholders from:
Net investment income	(0.63)	(0.60)	(0.48)	(0.17)
Return of capital	(0.03)	(0.03)	—	—
Total distributions	(0.66)	(0.63)	(0.48)	(0.17)
Net asset value at end of period	$11.36	$15.82	$15.07	$14.41
TOTAL RETURN***	(24.67)%	9.28%	7.92%	(1.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$184,077	$439,820	$459,690	$314,245
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.60%	0.60%	0.61%	0.60%†
Expenses, prior to Waivers and/or Recapture	0.56%	0.60%	0.65%	0.66%†
Net investment income, after Waivers and/or Recapture	4.35%	3.47%	3.49%	3.57%†
Portfolio turnover rate ††	42%	20%	9%	21%
Undistributed net investment income included in price of units issued and redeemed**#	$0.02	$— (a)	$0.02	—

PowerShares International Dividend AchieversTM Portfolio

	Year Ended April 30,		For the Period September 15, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.12	$16.92	$14.96
Net investment income**	0.68	0.53	0.28
Net realized and unrealized gain (loss) on investments	(0.61)	3.20	1.88
Total from operations	0.07	3.73	2.16
Distributions to shareholders from:
Net investment income	(0.56)	(0.53)	(0.20)
Net asset value at end of period	$19.63	$20.12	$16.92
TOTAL RETURN***	0.34%	22.56%	14.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$551,630	$553,200	$170,843
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.58%	0.60%	0.62	%†
Expenses, prior to Waivers and/or Recapture	0.56%	0.62%	0.69	%†
Net investment income, after Waivers and/or Recapture	3.28%	2.98%	3.06	%†
Portfolio turnover rate ††	43%	22%	8%
Undistributed net investment income included in price of units issued and redeemed**#	$(0.02)	$0.11	$0.04

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.
46

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of period end, the Trust offers seventy-three portfolios. This report includes the following portfolios:

PowerShares Buyback AchieversTM Portfolio	"Buyback AchieversTM Portfolio"

PowerShares Dividend AchieversTM Portfolio	"Dividend AchieversTM Portfolio"

PowerShares Financial Preferred Portfolio	"Financial Preferred Portfolio"

PowerShares High Growth Rate Dividend AchieversTM Portfolio	"High Growth Rate Dividend AchieversTM Portfolio"

PowerShares High Yield Equity Dividend AchieversTM Portfolio	"High Yield Equity Dividend AchieversTM Portfolio"

PowerShares International Dividend AchieversTM Portfolio	"International Dividend AchieversTM Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. Each Fund's shares are listed and traded on the American Stock Exchange. The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Buyback AchieversTM Portfolio	Share BuyBack AchieversTM Index

Dividend AchieversTM Portfolio	Broad Dividend AchieversTM Index

Financial Preferred Portfolio	Wachovia Hybrid & Preferred Securities Financial Index

High Growth Rate Dividend AchieversTM Portfolio	High Growth Rate Dividend AchieversTM Index

High Yield Equity Dividend AchieversTM Portfolio	Dividend AchieversTM 50 Index

International Dividend AchieversTM Portfolio	International Dividend AchieversTM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policy.

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options if no closing price is available are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures

48

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. Other Risk

The Funds may concentrate in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of the investments may tend to rise and fall more rapidly.

Investments in the securities of non-U.S. issuers may have greater risk than those investments in U.S. securities. Investments in securities denominated in foreign currencies are subject to risk of adverse changes in currency exchange rates which may negatively impact returns. The risk can also be associated with the level of development of the economies of the countries in a specific region.

When investing in securities of a limited number of companies, each investment has a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Funds' taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company adjustments, if any.

The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

49

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund (except for the High Yield Equity Dividend AchieversTM Portfolio and Financial Preferred Portfolio, which declare and pay dividends monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Advisory and Administration Agreements

The Trust has entered into an Investment Advisory Agreement with Invesco PowerShares Capital Management LLC (formerly PowerShares Capital Management LLC) ("the Adviser") under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The fees paid by each Fund to the Adviser are accrued daily and are payable at 0.40% per annum on each Fund's average daily net assets except for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio, which pay 0.50% per annum on the Funds' average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement ("Excess Expense Agreement") with the Trust, under which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.50% of average daily net assets per year (0.60% per year for

50

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

the Buyback AchieversTM Portfolio and Financial Preferred Portfolio) (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "Waivers and/or Recapture".

During the year ended April 30, 2008, the amount of "Waivers and/or Recapture" was as follows:

(Waivers) and/or Recapture
Buyback AchieversTM Portfolio	$(53,284)
Dividend AchieversTM Portfolio	(82,124)
Financial Preferred Portfolio	(21,041)
High Growth Rate Dividend AchieversTM Portfolio	(99,985)
High Yield Equity Dividend AchieversTM Portfolio	107,690
International Dividend AchieversTM Portfolio	73,473

The net amounts of Waivers and/or Recapture are also shown on the Statements of Operations.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2008 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/09	04/30/10	04/30/11
Buyback AchieversTM Portfolio	$95,766	$—	$31,575	$64,191
Dividend AchieversTM Portfolio	290,060	51,164	150,733	88,163
Financial Preferred Portfolio	60,049	—	21,227	38,822
High Growth Rate Dividend AchieversTM Portfolio	303,223	57,069	144,263	101,891
High Yield Equity Dividend AchieversTM Portfolio	70,161	827	67,569	1,765
International Dividend AchieversTM Portfolio	18,082	—	—	18,082

Distribution Agreement

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (formerly A I M Distributors, Inc.) (the "Distributor") which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

51

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Licensing Fee Agreements

The Adviser has entered into licensing agreements for each Fund with the following Licensor:

Fund	Licensor
Buyback AchieversTM Portfolio	Mergent, Inc.

Dividend AchieversTM Portfolio	Mergent, Inc.

Financial Preferred Portfolio	Wachovia Capital Markets, LLC

High Growth Rate Dividend AchieversTM Portfolio	Mergent, Inc.

High Yield Equity Dividend AchieversTM Portfolio	Mergent, Inc.

International Dividend AchieversTM Portfolio	Mergent, Inc.

The above trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Bank of New York, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Federal Income Tax

At April 30, 2008, costs of investments on a tax-basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year were as follows:

Buyback AchieversTM Portfolio	$64,325,981
Dividend AchieversTM Portfolio	61,880,724
Financial Preferred Portfolio(1)	135,579,866
High Growth Rate Dividend AchieversTM Portfolio	29,133,953
High Yield Equity Dividend AchieversTM Portfolio	252,002,633
International Dividend AchieversTM Portfolio	581,092,294

At April 30, 2008, the components of accumulated earnings/loss on a tax-basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Buyback AchieversTM Portfolio	$8,111	$(9,277,665)	$(2,958,049)	$2,828,982	$(5,787,031)	$(12,227,603)
Dividend AchieversTM Portfolio	126,779	(59,973)	(2,216,331)	4,550,853	(6,767,184)	(2,149,525)
Financial Preferred Portfolio(1)	9,656	(2,445,445)	(8,412,946)	25,289	(8,438,235)	(10,848,735)
High Growth Rate Dividend AchieversTM Portfolio	49,895	(403,475)	(2,364,113)	1,769,702	(4,133,815)	(2,717,693)
High Yield Equity Dividend AchieversTM Portfolio	—	(14,784,993)	(62,100,116)	462,906	(62,563,022)	(76,885,109)
International Dividend AchieversTM Portfolio	4,436,318	(2,380,278)	(28,629,404)	18,653,248	(47,282,652)	(26,573,364)

52

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Distributions to Shareholders:

The tax character of distributions paid was as follows:

	Period ended April 30, 2008	Period ended April 30, 2007
	Distributions paid from Ordinary Income	Distributions paid from Ordinary Income
Buyback AchieversTM Portfolio	$298,099	$39,938
Dividend AchieversTM Portfolio	1,373,568	892,954
Financial Preferred Portfolio(1)	4,465,491	1,336,352
High Growth Rate Dividend AchieversTM Portfolio	624,614	627,388
High Yield Equity Dividend AchieversTM Portfolio	13,201,105	16,754,893
International Dividend AchieversTM Portfolio	17,781,400	9,485,475
	Period ended April 30, 2008	Period ended April 30, 2007
	Distributions paid from Return of Capital	Distributions paid from Return of Capital
High Yield Equity Dividend AchieversTM Portfolio	$533,357	$788,801

At April 30, 2008, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of the capital loss carryforwards by any one fund may be limited by Federal tax rules. These rules limit the use of the carryforwards when there has been a greater than fifty percent change in ownership of a fund.

	Year of Expiration			Total
	2014	2015	2016	Amount
Buyback AchieversTM Portfolio	$—	$178,870	$9,098,795	$9,277,665
Dividend AchieversTM Portfolio	7,896	—	52,077	59,973
Financial Preferred Portfolio(1)	—	2,445,445	—	2,445,445
High Growth Rate Dividend AchieversTM Portfolio	1,847	15,651	385,977	403,475
High Yield Equity Dividend AchieversTM Portfolio	2,613,033	7,009,598	5,162,362	14,784,993
International Dividend AchieversTM Portfolio	183,478	221,461	1,975,339	2,380,278

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

53

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

During the year ended April 30, 2008, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Buyback AchieversTM Portfolio	$—
Dividend AchieversTM Portfolio	999,195
Financial Preferred Portfolio(1)	—
High Growth Rate Dividend AchieversTM Portfolio	1,078,510
High Yield Equity Dividend AchieversTM Portfolio	28,171,106
International Dividend AchieversTM Portfolio	28,475,532

In order to present shares of beneficial interest and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to shares of beneficial interest, undistributed net investment income or loss and net realized gains or losses on investments. These differences are primarily due to redemptions in-kind, investments in partnerships, wash sales, book equalization, and net operating losses, if any. These adjustments have no effect on net assets. For the year ended April 30, 2008, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Shares of Beneficial Interest
Buyback AchieversTM Portfolio	$(185)	$(1,614,432)	$1,614,617
Dividend AchieversTM Portfolio	13,617	(2,249,381)	2,235,764
Financial Preferred Portfolio(1)	(199,441)	(26,972)	226,413
High Growth Rate Dividend AchieversTM Portfolio	13,988	(922,067)	908,079
High Yield Equity Dividend AchieversTM Portfolio	91,288	1,194,570	(1,285,858)
International Dividend AchieversTM Portfolio	572,269	(70,085,744)	69,513,475

(1) Tax year-end is October 31

Note 5. Investment Transactions

For the year ended April 30, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Buyback AchieversTM Portfolio	$35,596,539	$41,032,238
Dividend AchieversTM Portfolio	5,430,803	5,869,058
Financial Preferred Portfolio	114,449,829	114,688,377
High Growth Rate Dividend AchieversTM Portfolio	5,586,754	5,484,324
High Yield Equity Dividend AchieversTM Portfolio	135,525,963	127,809,534
International Dividend AchieversTM Portfolio	300,561,611	279,019,021

54

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

For the year ended April 30, 2008, in-kind transactions were as follows:

	Securities Received	Securities Delivered
Buyback AchieversTM Portfolio	$57,304,730	$41,383,532
Dividend AchieversTM Portfolio	16,653,490	19,923,293
Financial Preferred Portfolio	183,279,675	25,463,514
High Growth Rate Dividend AchieversTM Portfolio	3,669,878	14,408,823
High Yield Equity Dividend AchieversTM Portfolio	70,378,329	238,151,564
International Dividend AchieversTM Portfolio	484,823,155	482,130,869

Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 6. Trustees' Fees

The Funds compensate each Trustee on behalf of the Trust who is not an employee of the Trust or its affiliates. Interested Trustees and Officers of the Trust do not receive any Trustees' fees.

The Trust (has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferred Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the participating trustee is valued as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value selected increases with contributions or with increases in the value of the shares selected, and the value decreases with withdrawals or with declines in the value of the shares selected.

Note 7. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only authorized participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not be eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 8. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

55

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Note 9. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has assessed the application of FAS 157 to the Funds and has determined that the adoption of FAS 157 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

56

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2008, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 30, 2008

57

Supplemental Information

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

	Qualified dividend income	Dividends-received deduction
Buyback AchieversTM Portfolio	100%	100%
Dividend AchieversTM Portfolio	100%	100%
Financial Preferred Portfolio	100%	91%
High Growth Rate Dividend AchieversTM Portfolio	100%	100%
High Yield Equity Dividend AchieversTM Portfolio	100%	100%
International Dividend AchieversTM Portfolio	100%	0%

58

Supplemental Information (Continued)

Trustees and Officers

The Trustees who are not affiliated with the Adviser ("Independent Trustees") or affiliates of the Adviser and the Trustee who is affiliated with the Adviser ("Management Trustee") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (b. 1958) YQA Capital Management, LLC 1/755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	104	None

Marc M. Kole (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President and Controller, Priority Health (September 2005- April 2008); formerly, Interim CFO, Priority Health (July 2006-April 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); formerly Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	104	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

59

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (b. 1963) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Partner, Bell, Boyd & Lloyd LLP (1989-Present)	104	None

Philip M. Nussbaum (b. 1961) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002-August 2003); formerly Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	104	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

60

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex ** Overseen by Trustees	Other Directorships Held by Trustees
Donald H. Wilson (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President, Chief Operating Officer and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (August 2007- Present); formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006- August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995- February 2006)	104	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

61

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustees	Other Directorships Held by Trustees
H. Bruce Bond (b.1963)** Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); formerly Manager, Nuveen Investments (April 1998-August 2002)	104	None

Availability of Additional Information About Funds' Trustees

The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

62

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (b. 1954) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer and Secretary	Chief Financial Officer and Treasurer Since 2006 Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (b. 1965) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel, Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008) Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

63

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 18, 2008, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 70 series (the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares FTSE RAFI Basic Materials Sector Portfolio

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

PowerShares FTSE RAFI Consumer Services Sector Portfolio

PowerShares FTSE RAFI Energy Sector Portfolio

PowerShares FTSE RAFI Financials Sector Portfolio

PowerShares FTSE RAFI Health Care Sector Portfolio

PowerShares FTSE RAFI Industrials Sector Portfolio

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

64

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

PowerShares FTSE RAFI Utilities Sector Portfolio

PowerShares Cleantech Portfolio

PowerShares Dynamic Aggressive Growth Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Deep Value Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares DWA Technical Leaders Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares WilderHill Progressive Energy Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed information on the performance of the Funds and the performance of their benchmark indices. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance and reviewed a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for any tracking error for certain of the Funds, which the Adviser then applied to its analysis of the tracking error between the underlying index and the performance of each Fund. The Trustees noted that, in each case, the correlation and tracking error was within the range set forth in the registration statement. The Trustees also concluded that each of the Funds is correlated to its underlying index and that the tracking error for each Fund was within a reasonable range in that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees found that the nature and extent of services provided to the Funds under the Investment Advisory Agreement are appropriate and that the quality is good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and the advisory fee, as compared to three categories of comparable

65

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

funds selected by Lipper Inc., an independent source: exchange-traded index funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees noted that the annual advisory fee charged to the Funds was identical (0.50% of average net assets), except for the advisory fee for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio (for each of which the annual advisory fee was 0.40% of average net assets), and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees and offering costs (for all Funds other than the initial two Funds, the PowerShares Dynamic OTC Portfolio and the PowerShares Dynamic Market Portfolio), brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets (0.50% of average net assets for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio) at least until April 30, 2009. The Trustees noted that the Adviser represented that it does not provide investment management services to clients other than the Trust and other exchange-traded funds overseen by the Board. The Trustees noted that the advisory fees were at the higher end of the ETF peer funds, but were lower than the median of the open-end actively-managed peer funds. The Trustees determined that the advisory fees were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratios were at the higher end of the ETF peer funds, but were generally lower than the median of the expense ratios of the open-end (non-ETF) index peer funds and the median of the open-end actively-managed peer funds. The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds. The Board concluded that the advisory fee and expense ratio of each Fund are competitive and that the advisory fee for each Fund is reasonable and appropriate in amount in light of the quality of services provided and the expense cap in place.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to each Fund. The Trustees concluded that the profitability to the Adviser of the advisory services provided to the Funds is not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio, expense limitation agreed to by the Adviser and whether the investment process produced economies of scale. The Trustees noted that certain fixed costs associated with the management of the Funds are being reduced on a per-Fund basis as additional Funds are added, and that the gradual reduction of the per-Fund cost enabled the Adviser to operate some of the Funds under the expense cap, which potentially would lower the costs to shareholders. The Trustees noted that

66

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

the Excess Expense Agreement with the Trust provided that the Adviser was entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the expense cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its expense cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

67

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit our website invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-AR-1

2008 Annual Report to Shareholders

30 April 2008

PowerShares Aerospace & Defense Portfolio

PowerShares CleantechTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares Value Line TimelinessTM Select Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	32

Frequency Distribution of Discounts & Premiums	34

Fees and Expenses	36

Specialty Portfolios

Schedules of Investments

PowerShares Aerospace & Defense Portfolio	38

PowerShares CleantechTM Portfolio	39

PowerShares DWA Technical LeadersTM Portfolio	40

PowerShares Golden Dragon Halter USX China Portfolio	42

PowerShares Listed Private Equity Portfolio	44

PowerShares Lux Nanotech Portfolio	45

PowerShares S&P 500 BuyWrite Portfolio	46

PowerShares Value Line Industry Rotation Portfolio	52

PowerShares Value Line TimelinessTM Select Portfolio	54

PowerShares Water Resources Portfolio	55

PowerShares WilderHill Clean Energy Portfolio	56

PowerShares WilderHill Progressive Energy Portfolio	57

Statements of Assets and Liabilities	58

Statements of Operations	60

Statements of Changes in Net Assets	62

Financial Highlights	66

Notes to Financial Statements	72

Report of Independent Registered Public Accounting Firm	87

Supplemental Information	88

Information about Advisory Agreements	94

To My Fellow Investors,

It gives me great pleasure to report on the state of your investment in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in Invesco PowerShares Capital Management LLC.

Invesco PowerShares has accomplished a number of corporate and industry achievements in 2007. Some of the most notable successes over the past 12 months are that PowerShares:

•  Was the first to receive approval from the SEC to operate actively managed equity and fixed-income ETFs.

•  Launched our initial group of international ETFs, which invest directly in securities listed on foreign exchanges. As of April 30, 2008, we had 17 ETFs allowing investors to invest across a wide geographic range.

•  Brought out the markets only ETFs investing in insured municipal bonds. These three ETF's were part of our initial entry into the Fixed Income portion of the investment spectrum.

•  Further enhanced our reputation as one of the leading innovators in the ETF marketplace when the PowerShares S&P Buy-Write Portfolio was awarded the most innovative new ETF for 2007.

•  Expanded our global footprint with the introduction of 14 PowerShares ETFs listed on four major stock exchanges across Europe (London, Milan, Frankfurt and Paris).

•  Launched the PowerShares India Portfolio, one of the first ETFs to provide U.S. investors with direct access to securities listed on the India stock exchange.

Another milestone of the past year was the adoption of our new name, Invesco PowerShares – in short, we have a new corporate name. Invesco PowerShares represents the strength of global diversification you get through the combination of Invesco's worldwide resources and PowerShares' market leading ETF capabilities. As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities, a presence in 12 countries and $500 billion in assets under management globally at the end of 2007.

While our name has changed and we have a new corporate logo, our goal of delivering the highest quality investment management available in the ETF structure has not changed and all of the names of your funds and their trading symbols remain the same – as do all of our telephone contact numbers. All of us at Invesco PowerShares will continue to strive to provide you with compelling investment solutions and high-quality customer service. Regardless of market conditions, Invesco PowerShares will hold true to its mission: seeking to build financial security for investors.

Best regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

Although the benchmark S&P 500 index hit an all-time high in October, 2007, it capitulated as the subprime mortgage crisis began to negatively affect the balance sheets of major U.S. financial institutions. As a result, volatility (as measured by the CBOE "VIX" index) increased by 46.2% during the April 30, 2007 to April 30, 2008 reporting period. Another dramatic rise over the same timeframe was the price of crude oil, which rallied 72.7%. U.S. economic growth began to slow significantly in Q1 2008, leading to recession concerns addressed by the Federal Reserve Bank through aggressive monetary policy easing (the Fed Fund target rate was cut by 2.25% in 2008). The combination of lower short-term U.S. interest rates and the recycling of petrodollars into European banks caused the U.S. dollar to weaken versus all G7 currencies for the year ended April 30, 2008.

By March, 2008, even the AAA-rated monoline bond insurers succumbed to the U.S. credit crunch. Bond insurer ratings downgrades led to huge displacements within the municipal bond market. An impending liquidity crisis was quelled in mid-March by the Fed via the creation of a $200bn lending facility and the approval of Bear Stearns' sale to JP Morgan. Along with the restoration of confidence in the U.S. financial system came a respectable April rally in the U.S. equity market, leaving the S&P 500 with a yearly total return of -4.68% over the reporting period while the DJIA was 0.47% and the NASDAQ-100 was +3.18%. For the same period, the Lehman Brothers U.S. Aggregate Total Return bond index was 6.87%.

3

Manager's Analysis

PowerShares Aerospace & Defense Portfolio (ticker: PPA)

The PowerShares Aerospace & Defense Portfolio continues to provide investors with a means to participate in a sector that has now beaten the S&P 500® for eight consecutive years.

During the period of this report, the fund gained 3.86%. This compares to a decline of 4.68% in the S&P 500®.

The period began with a steady progression of month-end highs that began in April 2007 and extended through October 2007. The Fund remained relatively flat through late December, declining roughly 3.00% as the broader markets began a sharp revaluation while investors fled the broader markets as problems in the financial and housing sectors worsened. The first quarter of 2008 saw investors divest many of their best performing sectors to raise cash, and combined with the announcement of a significant delay by Boeing for its new aircraft, the fund declined in concert with the markets.

Performance in the sector continues to be driven by several factors including government support for defense and homeland security activities along with an expanding marketplace for manufacturing commercial aircraft. With a portfolio defined by the underlying SPADETM Defense Index (AMEX: DXS), constituents represent a diversified offering of large cap, mid- and small-cap companies enabling the fund to capture current and future spending in areas related to defense system manufacturing, armor for vehicles and soldiers, night vision systems, border security, defense IT and network centric systems, commercial aerospace, and secure communications.

With the core defense budget forecast to grow by an additional $30 billion through 2013 and additional appropriations anticipated to fund overseas military operations, replenish and repair military systems, and develop new border security initiatives; and combined with the anticipated delivery of more than $2 trillion worth of commercial aircraft and parts over the next decade, the sector continues to feature a number of positive trends. The primary risk to the sector continues to be politics and the perception of changes in advance of any action.

4

Manager's Analysis (Continued)

PowerShares Aerospace & Defense Portfolio (ticker: PPA)

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Aerospace/Defense	55.9
Miscellaneous Manufacturing	16.3
Electronics	7.1
Metal Fabricate/Hardware	4.6
Computers	4.0
Commercial Services	3.4
Telecommunications	3.3
Packaging & Containers	2.0
Engineering & Construction	1.5
Auto Manufacturers	1.1
Software	0.6
Money Market Fund	0.1
Other	0.1

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Large-Cap Growth	29.8
Large-Cap Value	29.8
Mid-Cap Growth	22.3
Mid-Cap Value	8.7
Small-Cap Growth	6.8
Small-Cap Value	2.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Boeing Co.	7.6
Honeywell International, Inc.	7.3
Lockheed Martin Corp.	7.2
United Technologies Corp.	7.2
General Dynamics Corp.	6.2
Raytheon Co.	4.7
ITT Corp.	4.4
Precision Castparts Corp.	4.4
Northrop Grumman Corp.	4.3
Textron, Inc.	4.2
Total	57.5

5

Manager's Analysis (Continued)

PowerShares Aerospace & Defense Portfolio (ticker: PPA)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
SPADETM Defense Index	3.65	14.40	40.35
S&P 500® Index	-4.68	8.23	22.04
Russell 3000® Index	-5.16	8.14	21.80

Fund

NAV Return	3.86	14.79	41.36
Share Price Return	3.87	14.78	41.39

Fund Inception: 26 October 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 30, 2009, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.75%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.66% while the Fund's gross total operating expense ratio was 0.64%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,918 common stocks, respectively.

† Average annualized.

6

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Manager's Analysis

PowerShares CleantechTM Portfolio (ticker: PZD)

The PowerShares Cleantech Portfolio is based on the CleantechTM Index and seeks investment results that correspond generally to the price and yield (prior to Fund fees and expenses) of the Index.

The CleantechTM Index enables investors to profit from the surging global demand for clean technology products & services as reflected by the investment returns of the leading US-traded, cleantech companies. Cleantech businesses are found across a broad range of industry sectors – from energy, water, and new materials to agriculture and transportation. As a result, the Index is far more diversified than more narrowly focused sector indices.

The Index focuses on the leading companies most representative of the growth of cleantech. Index companies must meet 18 stringent criteria for inclusion including quality, profitability, growth, strategy, sector leadership, and have strong technology/knowledge-based businesses. As such, producers of commodity products, regulated utilities, and dubious products such as grain-based fuels are excluded.

In the year ending April 30, 2008, the Fund dramatically outperformed nearly all major market indices and even many "renewable energy" indices. The Fund rose 24.19% compared to -4.68% for S&P 500® and 3.67% for the NASDAQ Composite.

Alternative energy stocks were torrid performers in 2007 and many solar energy companies advancing 100-200% or more. However, last winter's broad market decline saw many of these stocks fall far faster that the broad market. As a result, the CleantechTM Index (CTIUS) also outperformed most 'alternative energy' indices and mutual funds over the last 12 months.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Miscellaneous Manufacturing	21.2
Energy-Alternate Sources	14.1
Electronics	12.6
Environmental Control	8.8
Semiconductors	6.6
Machinery-Diversified	6.3
Engineering & Construction	5.1
Electrical Components & Equipment	4.0
Telecommunications	3.4
Water	3.2
Software	2.9
Biotechnology	2.4
Chemicals	2.4
Hand/Machine Tools	2.3
Electric	2.0
Office Furnishings	1.4
Computers	1.3
Other	(0.0)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
First Solar, Inc.	4.1
ABB Ltd. ADR (Switzerland)	3.6
SunPower Corp., Class A	3.5
Suntech Power Holdings Co. Ltd. ADR (China)	3.5
Corning, Inc.	3.4
Siemens AG ADR (Germany)	3.4
SPX Corp.	3.3
Veolia Environment ADR (France)	3.2
Trimble Navigation Ltd.	3.1
Donaldson Co., Inc.	3.0
Total	34.1

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Mid-Cap Growth	34.6
Small-Cap Growth	32.4
Large-Cap Growth	25.3
Small-Cap Value	7.7

8

Manager's Analysis (Continued)

PowerShares CleantechTM Portfolio (ticker: PZD)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
CleantechTM Index	24.63	22.87	36.84
NASDAQ Composite Index	-4.45	1.89	2.90
S&P 500® Index	-4.68	2.34	3.58

Fund

NAV Return	24.19	22.59	36.15
Share Price Return	24.13	22.54	36.14

Fund Inception: 24 October 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.32%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.69% while the Fund's gross total operating expense ratio was 0.77%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 3,087 and 500 common stocks, respectively.

† Average annualized.

9

Manager's Analysis

PowerShares DWA Technical LeadersTM Portfolio (ticker: PDP)

The PowerShares DWA Technical LeadersTM Portfolio is based on the Dorsey Wright Technical LeadersTM Index which includes approximately 100 U.S.-listed companies that demonstrate strong relative strength characteristics. The Index is constructed pursuant to Dorsey Wright proprietary methodology, which takes into account, among other factors, the performance of each of the 3,000 largest U.S.-listed companies as compared to a benchmark index, and the relative performance of industry sectors and sub-sectors. Stocks that are selected receive a modified equal weighting.

For the year ended April 30, 2008 PowerShares DWA Technical LeadersTM Portfolio returned 1.62% outperforming the Dow Jones Industrial Average Index and the S&P 500® Index which returned 0.47% and -4.68%, respectively, over the same period.

For the year ended April 30, 2008 seven of the ten sectors represented in the Fund generated positive returns. Overallocation in the industrial and material sectors and stock selection in the health care and telecommunication service sectors made the largest positive contributions to the performance of the Fund, relative to the broader US equity market. Conversely, stock selection within the consumer staples and consumer discretionary sectors and overexposure in the energy sector partially offset the positive performance of the Fund. Lastly, overallocation within mid cap growth companies was the largest contributor to the Fund's positive performance. Conversely, stock selection in small cap value companies such as Landstar System Inc. and Eagle Materials Inc. partially offset the positive performance of the portfolio.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Industrials	27.0
Materials	12.5
Energy	12.0
Financials	11.6
Health Care	9.9
Consumer Discretionary	7.1
Telecommunication Services	7.0
Utilities	5.2
Consumer Staples	4.4
Information Technology	3.3
Other	(0.0)

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Mid-Cap Growth	45.7
Large-Cap Growth	25.1
Large-Cap Value	14.3
Mid-Cap Value	14.1
Small-Cap Value	0.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
American Tower Corp., Class A	4.2
McDermott International, Inc.	3.0
Crown Castle International Corp.	2.8
Williams (The) Cos., Inc.	2.6
Covanta Holding Corp.	2.6
Pediatrix Medical Group, Inc.	2.4
Energizer Holdings, Inc.	2.0
Ventas, Inc.	2.0
Allegheny Technologies, Inc.	1.9
BlackRock, Inc.	1.6
Total	25.1

10

Manager's Analysis (Continued)

PowerShares DWA Technical LeadersTM Portfolio (ticker: PDP)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dorsey Wright Technical LeadersTM Index	2.26	7.81	7.82
S&P 500® Index	-4.68	0.79	0.92

Fund

NAV	1.62	7.29	8.54
Share Price Return	1.44	7.15	8.39

Fund Inception: 1 March 2007

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 30, 2009, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.96%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.71% while the Fund's gross total operating expense ratio was 0.68%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks.

† Average annualized.

11

Manager's Analysis

PowerShares Golden Dragon Halter USX China Portfolio (ticker: PGJ)

The PowerShares Golden Dragon Halter USX China Portfolio is based on the Halter USX China IndexSM. The Halter USX China IndexSM is comprised of companies whose common stock is publicly traded in the United States and the majority of whose business is conducted within the People's Republic of China. It was created by the Halter Financial Group in response to the unique economic opportunities taking place in China, as well as the current dynamics in the United States capital markets. While there is strong demand for Chinese equity, U.S. investors still seek and prefer the transparency offered with a U.S. listing. The listing of Chinese companies in the U.S. is a growing trend and this Index is intended to provide a valuable tracking and information tool for the investment community.

For the year ended April 30, 2008 the PowerShares Golden Dragon Halter USX China Portfolio returned 35.87%.

The positive performance of the Fund was largely attributable to the following securities: Baidu.com Inc., China Mobile Ltd., CNOOC Ltd., Aluminum Corp. of China Ltd., Yanzhou Coal Mining Co. Ltd., China Life Insurance Co. Ltd. Together, these securities provided 53.5% of the Fund's positive performance. Conversely, the following securities offset the positive performance of the Fund: Semiconductor Manufacturing International Corp., Yingli Green Energy Holding Co. Ltd., LDK Solar Co. Ltd., WuXi PharmaTech (Cayman) Inc. Lastly, the positive performance of the Fund was mostly attributable to stock selection within large cap growth companies such as China Mobile Ltd. and CNOOC Ltd. Furthermore, the positive performance of the Fund was also attributable to stock selection within mid cap growth companies such as Baidu.com Inc. and Yanzhou Coal Mining Co. Ltd. Conversely, part of positive performance of the Fund was offset by overallocation to small cap growth companies.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Energy	21.0
Information Technology	19.4
Telecommunications Services	18.2
Industrials	12.8
Consumer Discretionary	7.5
Materials	5.9
Financials	5.8
Utilities	4.6
Health Care	3.6
Consumer Staples	0.9
Other	0.3

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Large-Cap Value	34.7
Large-Cap Growth	28.3
Mid-Cap Growth	14.4
Mid-Cap Value	14.0
Small-Cap Growth	7.6
Small-Cap Value	1.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
PetroChina Co. Ltd. ADR	6.2
China Mobile Ltd. ADR	6.1
Baidu.com ADR	5.8
China Petroleum and Chemical Corp. ADR	4.8
China Life Insurance Co. Ltd. ADR	4.8
CNOOC Ltd. ADR	4.7
Huaneng Power International, Inc. ADR	4.6
Yanzhou Coal Mining Co. Ltd. ADR	4.4
China Netcom Group Corp. Ltd. ADR	4.3
Aluminum Corp. of China Ltd. ADR	4.2
Total	49.9

12

Manager's Analysis (Continued)

PowerShares Golden Dragon Halter USX China Portfolio (ticker: PGJ)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†		Fund Inception
	1 Year	3 Year	Avg. Ann.†	Cumulative
Halter USX China IndexSM	37.08	33.30	24.50	110.67
MSCI EAFE Index	-1.78	16.25	15.09	61.25
S&P 500® Index	-4.68	8.23	6.56	24.13

Fund

NAV Return	35.87	31.94	23.63	105.21
Share Price Return	35.60	31.91	23.44	104.29

Fund Inception: 9 December 2004

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 30, 2009, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.73%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.69% while the Fund's gross total operating expense ratio was 0.66%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

† Average annualized.

13

Manager's Analysis

PowerShares Listed Private Equity Portfolio (ticker: PSP)

The PowerShares Listed Private Equity Portfolio seeks investment results that generally correspond to the Red Rocks Listed Private Equity Index. The Index provides investors with a means of diversified exposure to private equity firms and their underlying portfolio investments. The private equity asset class has historically provided strong, non-correlated performance to other traditional asset classes.

Over the year ended April 30, 2008 the Fund lost 23.50% while the S&P 500 was down 4.68%. After four years of strong global economic growth, the U.S. sub-prime mortgage crisis emerged in the summer of 2007. Debt and equity markets around the world have experienced weakness and volatility over the past year as major flaws in global financial markets became evident.

The primary impact to the private equity industry has been felt in the large leveraged buyout ("LBO") market in Europe and the United States. Global deleveraging has also led to fewer exit opportunities for private equity firms. The overriding opinion of private equity is currently negative when in fact the industry is actually quite strong. According to Private Equity Intelligence, global private equity fundraising increased in 2007 from 2006 to over $850 billion.

The outlook for listed private equity companies remains favorable where the majority of investments are in the middle market where transactions are still thriving, pricing multiples are steady and financing is still available. Also, many companies in the listed private equity universe took advantage of the strong exit markets over the past couple years. The cash raised is currently being deployed under better terms which will likely lead to continued strong realizations in the future.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Investment Companies	48.7
Diversified Financial Services	14.5
Holding Companies-Diversified	13.3
REITS	6.2
Internet	5.6
Banks	5.0
Commercial Services	4.6
Closed-end Funds	1.2
Money Market Fund	0.3
Other	0.6

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Small-Cap Value	40.4
Mid-Cap Growth	27.5
Mid-Cap Value	23.1
Small-Cap Growth	9.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Leucadia National Corp.	11.5
Fortress Investment Group LLC, Class A	10.2
American Capital Strategies Ltd.	8.3
Allied Capital Corp.	6.4
CapitalSource, Inc.	6.2
SVB Financial Group	5.1
Apollo Investment Corp.	4.6
Macquarie Infrastructure Co. LLC	4.6
KKR Financial Holdings LLC	4.5
Ares Capital Corp.	3.7
Total	65.1

14

Manager's Analysis (Continued)

PowerShares Listed Private Equity Portfolio (ticker: PSP)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Red Rocks Listed Private Equity Index	-23.50	-9.62	-14.27
S&P 500 Pure Growth Index	-3.17	3.38	5.19
Russell 2000® Index	-10.96	-2.82	-4.27

Fund

NAV Return	-23.50	-9.60	-14.17
Share Price Return	-24.43	-10.33	-15.25

Fund Inception: 24 October 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.91%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.71% while the Fund's gross total operating expense ratio was 0.72%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500 Pure Growth Index and Russell 2000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 154 and 2,000 common stocks, respectively.

† Average annualized.

15

Manager's Analysis

PowerShares Lux Nanotech Portfolio (ticker: PXN)

The PowerShares Lux Nanotech Portfolio seeks to replicate, before fees and expenses, the Lux Nanotech IndexTM which is designed to identify a group of companies involved in developing, manufacturing and funding nanotechnology applications. Companies may be involved in one or more stages of Lux's Nanotechnology Value Chain frameworks: Nanomaterials, Nanointermediates, Nano-enabled Products and Nanotools.

For the year ended April 30, 2008 the PowerShares Lux Nanotech Portfolio returned -19.51% underperforming the S&P 500® Index, which returned -4.68%.

The negative performance of the Fund was largely attributable to the poor performance of the following securities: Arrowhead Research Corp., Flamel Technologies S.A., Nanosphere Inc., Immunicon Corp., Nanophase Technologies Corp. and FEI Co. Together, these securities provided 61.00% of the Funds negative performance, relative to the broader US equity market. Conversely, the following securities contributed positively to the Fund: Cambridge Display Tech Inc., Elan Corp. PLC, Abraxis BioScience Inc. and NVE Corp. Lastly, the negative performance of the Fund was mostly attributable to overallocation in small-cap growth companies such as Flamel Technologies S.A. Conversely, most of the positive performance of the fund was attributable to stock selection within mid-cap growth companies such as Elan Corp. PLC.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Commercial Services	12.2
Chemicals	11.9
Pharmaceuticals	11.8
Electronics	11.6
Miscellaneous Manufacturing	10.6
Semiconductors	8.9
Biotechnology	8.6
Computers	6.5
Software	5.3
Investment Companies	4.6
Energy-Alternate Sources	4.3
Auto Manufacturers	3.2
Other	0.5

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Small-Cap Growth	63.2
Large-Cap Value	16.0
Large-Cap Growth	9.9
Mid-Cap Growth	6.5
Small-Cap Value	4.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Elan Corp. PLC ADR (Ireland)	6.4
NVE Corp.	6.3
Veeco Instruments, Inc.	5.6
Flamel Technologies ADR (France)	5.3
Accelrys, Inc.	5.3
FEI Co.	5.3
Biosante Pharmaceuticals, Inc.	5.3
Symyx Technologies, Inc.	5.1
Harris & Harris Group, Inc.	4.6
Nanophase Technologies Corp.	4.6
Total	53.8

16

Manager's Analysis (Continued)

PowerShares Lux Nanotech Portfolio (ticker: PXN)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Lux Nanotech IndexTM	-19.06	-3.89	-9.52
S&P 500® Index	-4.68	8.23	22.04

Fund

NAV Return	-19.51	-3.15	-7.72
Share Price Return	-20.16	-3.30	-8.08

Fund Inception: 26 October 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.77%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.70% while the Fund's gross total operating expense ratio was 0.73%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks.

† Average annualized.

17

Manager's Analysis

PowerShares S&P 500 BuyWrite Portfolio (ticker: PBP)

The PowerShares S&P 500 BuyWrite Portfolio is based on the CBOE S&P 500 BuyWrite Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that Index. The Index measures the total returns of a theoretical portfolio of S&P 500® Index stocks combined with S&P 500® Index call options which are systematically written (sold) against the portfolio through a "buy-write" strategy. The Index also reinvests the dividends and options premium received by the portfolio back into the component stocks as part of its total return strategy.

For the December 20, 2007 (PBP launch date) through April 30, 2008 period, the Fund was -0.19% on a total return basis. The CBOE S&P 500 BuyWrite Index was -0.73% while the S&P 500® Index was -4.45% over this same timeframe. A majority of the fund's outperformance versus the BuyWrite Index can be attributed to the one-day deferral (due to expiration) of the initial options sold against the portfolio.

U.S. large-cap stocks fared poorly during the reporting period based on a variety of factors including the U.S. credit crunch, a plunging dollar, a sharp rise in commodity prices, and the decelerating growth of the U.S. economy. At the same time, S&P 500® volatility, as measured by the CBOE "VIX" index, was significantly higher than historical averages. Although the equity market selloff was detrimental to the S&P 500® stock portfolio of PBP, higher volatility resulted in greater options premium generated for the Fund which helped mitigate the overall negative Fund return.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	17.4
Information Technology	16.3
Energy	14.3
Industrials	12.0
Health Care	11.5
Consumer Staples	10.7
Consumer Discretionary	8.7
Utilities	3.7
Materials	3.6
Telecommunication Services	3.5
Money Market Fund	0.1
Other	(1.8)

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Large-Cap Value	50.4
Large-Cap Growth	37.7
Mid-Cap Value	6.5
Mid-Cap Growth	5.2
Small-Cap Growth	0.1
Small-Cap Value	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Exxon Mobil Corp.	4.2
General Electric Co.	2.7
AT&T, Inc.	2.0
Microsoft Corp.	1.9
Procter & Gamble (The) Co.	1.7
Chevron Corp.	1.7
Johnson & Johnson	1.6
International Business Machines Corp.	1.4
Bank of America Corp.	1.4
JPMorgan Chase & Co.	1.4
Total	20.0

18

Manager's Analysis (Continued)

PowerShares S&P 500 BuyWrite Portfolio (ticker: PBP)

  Fund Performance History (%)  As of 30 April 2008

Index

Fund Inception Cumulative
CBOE S&P 500 BuyWrite Index	-0.73
S&P 500® Index	-4.45

Fund

NAV Return	-0.19
Share Price Return	-1.94

Fund Inception: 20 December 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks.

19

Manager's Analysis

PowerShares Value Line Industry Rotation Portfolio (ticker: PYH)

The PowerShares Value Line Industry Rotation Portfolio is based on the Value Line Industry Rotation Index. The Index is comprised of 75 stocks chosen based on both their TimelinessTM rank and their industry TimelinessTM rank. The Index is designed to first rank all industries represented in the Value Line universe by their industry TimelinessTM. The Index then selects the highest ranked stock for TimelinessTM from each of the 50 highest TimelinessTM-rated industries, as well as the second highest TimelinessTM-ranked stock from each of the 25 highest rated industries. The Index is reconstituted and rebalanced quarterly using the same methodology as described above.

For the year ended April 30, 2008 the PowerShares Value Line Industry Rotation Portfolio returned -0.45%, outperforming the S&P 500® Index, which returned -4.68%.

For the year ended April 30, 2008, five of the ten sectors represented in the Fund generated positive returns. Stock selection in the financials, industrials and consumer discretionary sectors made the largest positive contributions to the performance of the Fund relative to the broader US equity market. Conversely, stock selection within the information technology and consumer staples sectors and overexposure in the energy sector partially offset the positive performance of the Fund. Overallocation within mid-cap growth companies was the largest positive contributor to the Fund's performance. Conversely, overallocation in small-cap value companies partially offset the positive performance of the Fund.

20

Manager's Analysis (Continued)

PowerShares Value Line Industry Rotation Portfolio (ticker: PYH)

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Oil & Gas	7.2
Pharmaceuticals	5.6
Chemicals	5.2
Software	5.1
Internet	4.3
Electronics	4.2
Commercial Services	4.1
Metal Fabricate/Hardware	3.9
Computers	3.8
Insurance	3.8
Beverages	3.7
Machinery-Diversified	3.0
Transportation	3.0
Engineering & Construction	2.8
Gas	2.8
Food	2.7
Oil & Gas Services	2.7
Environmental Control	2.6
Home Furnishings	2.6
Telecommunications	2.5
Healthcare-Products	2.4
Healthcare-Services	2.3
Semiconductors	2.3
Biotechnology	2.2
Mining	2.1
Distribution/Wholesale	1.5
Machinery-Construction & Mining	1.5
Agriculture	1.4
Coal	1.4
Aerospace/Defense	1.3
Closed-end Funds	1.3
Electric	1.3
Diversified Financial Services	1.2
Packaging & Containers	1.2
Media	1.0
Money Market Fund	0.1
Other	(0.1)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Millennium Pharmaceuticals, Inc.	2.2
Lindsay Corp.	1.8
Southwestern Energy Co.	1.6
DeVry, Inc.	1.6
eResearch Technology, Inc.	1.6
CSX Corp.	1.6
Bucyrus International, Inc. Class A	1.6
LKQ Corp.	1.5
Valmont Industries, Inc.	1.5
Apache Corp.	1.5
Total	16.5

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Mid-Cap Growth	34.7
Large-Cap Growth	29.9
Small-Cap Growth	14.8
Mid-Cap Value	7.6
Large-Cap Value	6.5
Small-Cap Value	6.5

21

Manager's Analysis (Continued)

PowerShares Value Line Industry Rotation Portfolio (ticker: PYH)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Value Line Industry Rotation Index	-0.46	7.53	10.82
S&P 500® Index	-4.68	1.32	1.87
Russell 2000® Index	-10.96	-4.78	-6.70

Fund

NAV Return	-0.45	7.58	10.86
Share Price Return	-0.52	7.51	10.78

Fund Inception: 1 December 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.58%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.73% while the Fund's gross total operating expense ratio was 0.95%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 2000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,000 common stocks, respectively.

† Average annualized.

22

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Manager's Analysis

PowerShares Value Line TimelinessTM Select Portfolio (ticker: PIV)

The PowerShares Value Line TimelinessTM Select Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line TimelinessTM Select Index. The Value Line Index is comprised of the 50 domestic stocks with the greatest capital appreciation potential as identified by the Value Line Timeliness Select Methodology. The Value Line Index seeks to provide market out-performance and reduce risk by incorporating Value Line's Safety Ranking into the investment process.

The objective of the Value Line Index is to represent a group of U.S. common stocks that have the potential to outperform the U.S. equity market. Stocks are selected using a proprietary rules-based discipline, which selects stocks with the greatest potential for capital appreciation based on the three core Value Line Ranking Systems.

The Value Line Index contains the 50 highest cumulative ranked stocks for SafetyTM and TechnicalsTM chosen from the 100 number one ranked stocks for TimelinessTM. The Value Line Index removes stocks from the Value Line Index if they are no longer ranked number one for TimelinessTM and replaces removed stocks using the same methodology as described above.

For the year ended April 30, 2008 the PowerShares Value Line TimelinessTM Select Portfolio returned -4.72%, slightly underperforming the S&P 500® Index, which returned -4.68%.

For the year ended April 30, 2008 six of the ten sectors represented in the Fund generated positive returns. Stock selection in the financials and consumer discretionary sectors and overallocation in materials made the largest positive contributions to the performance of the Fund relative to the broader US equity market. Conversely, stock selection within the information technology, consumer staples and industrial sectors partially offset the positive performance of the Fund. Lastly, underallocation within large-cap growth companies was the largest contributor to the Fund's positive performance. Conversely, overallocation in small-cap growth companies partially offset the positive returns of the Fund, relative to the broader US equity market.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Information Technology	32.0
Industrials	13.8
Materials	11.8
Energy	10.9
Consumer Discretionary	10.6
Health Care	7.6
Financials	5.8
Consumer Staples	3.7
Utilities	2.0
Telecommunication Services	1.9
Other	(0.1)

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Large-Cap Growth	41.0
Mid-Cap Growth	34.4
Small-Cap Growth	15.5
Large-Cap Value	6.0
Mid-Cap Value	1.7
Small-Cap Value	1.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Lindsay Corp.	2.9
Apple, Inc.	2.8
Southwestern Energy Co.	2.4
Amphenol Corp., Class A	2.3
GameStop Corp., Class A	2.3
Google, Inc., Class A	2.3
Weatherford International Ltd.	2.3
Perrigo Co.	2.2
Murphy Oil Corp.	2.2
Potash Corp. of Saskatchewan (Canada)	2.2
Total	23.9

24

Manager's Analysis (Continued)

PowerShares Value Line TimelinessTM Select Portfolio (ticker: PIV)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Value Line TimelinessTM Select Index	-4.57	3.15	7.76
S&P 500® Index	-4.68	5.87	14.73
Russell 2000® Index	-10.96	2.95	7.24

Fund

NAV Return	-4.72	3.26	7.99
Share Price Return	-4.75	3.04	7.44

Fund Inception: 6 December 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 30, 2009, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.73%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.70% while the Fund's gross total operating expense ratio was 0.70%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 2000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,000 common stocks, respectively.

† Average annualized.

25

Manager's Analysis

PowerShares Water Resources Portfolio (ticker: PHO)

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the equity index, the Palisades Water Index. The Palisades Water Index includes U.S. exchange traded companies drawn from the following water sectors: water utilities, treatment, analytical, infrastructure, water resource management, and multi-business. The underlying strength is derived from the burgeoning demands on the global water industry, including population growth and urbanization, advanced treatment of contaminants, regulatory mandates, needed water infrastructure and institutional constraints.

In a particularly turbulent year, the PowerShares Water Resources Portfolio achieved relative out-performance over the period April 30, 2007 to April 30, 2008. PHO gained 8.02% while the major U.S. averages were negative. The NASDAQ Composite fell -3.67% and the S&P 500® lost -4.68%.

The positive performance of PHO relative to the U.S. market averages is a confluence of factors over the period. Early in the period while the U.S. economy was perceived to be slowing, many portfolio components benefited from the contribution from foreign revenues. The mid term dynamics focused on the global spread of economic weakness as international indexes were hard hit. Since PHO is focused on U.S. securities, this proved to be an asset class advantage. The last several months have seen a broad-based improvement. Over the reporting period, Lindsay Corp, Valmont Industries, and Badger Meter were the top contributors to the Fund's performance. Watts Water and Mueller Water were the greatest drags on Fund performance.

In the long term, the positive fundamentals of the water industry remain strong. The increasing value of water derives from the adjustment of a growing global population to the links between human health, economic development and resource sustainability. This is a theme that is increasingly recognized within the investment community.

This Fund has experienced some performance variation from the Index due to rebalance trading that occurred over several days and ownership issues which do not allow the Fund to fully replicate the Index.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Miscellaneous Manufacturing	21.8
Engineering & Construction	15.0
Electronics	13.4
Machinery-Diversified	12.6
Water	11.1
Environmental Control	9.8
Metal Fabricate/Hardware	7.3
Electrical Components & Equipment	3.0
Hand/Machine Tools	2.9
Biotechnology	2.8
Money Market Fund	0.0
Other	0.3

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Mid-Cap Growth	37.1
Small-Cap Growth	20.9
Large-Cap Growth	18.4
Small-Cap Value	16.7
Mid-Cap Value	4.3
Large-Cap Value	2.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
URS Corp.	5.1
Valmont Industries, Inc.	4.8
Aecom Technology Corp.	4.7
Tetra Tech, Inc.	4.6
Veolia Environnement ADR (France)	4.3
Lindsay Corp.	4.1
Danaher Corp.	4.0
Agilent Technologies, Inc.	3.9
Itron, Inc.	3.9
ITT Corp.	3.3
Total	42.7

26

Manager's Analysis (Continued)

PowerShares Water Resources Portfolio (ticker: PHO)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Palisades Water Index	12.57	16.29	43.80
S&P 500® Index	-4.68	5.87	14.73
Dow Jones Utility Index	-1.68	10.20	26.35

Fund

NAV Return	8.02	14.04	37.02
Share Price Return	7.55	13.31	34.98

Fund Inception: 6 December 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 30, 2009, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.68%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.64% while the Fund's gross total operating expense ratio was 0.63%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Dow Jones Utility Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 15 common stocks, respectively.

† Average annualized.

27

Manager's Analysis

PowerShares WilderHill Clean Energy Portfolio (ticker: PBW)

The PowerShares WilderHill Clean Energy Portfolio is based on the WilderHill Clean Energy Index and it seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Over the past twelve months the Fund returned 8.55%, although with significantly greater volatility than the small change implies. This period commenced in Spring 2007 and initially it saw a continuation of an upward trend. For the first eight months there was sizeable upward movement broken twice by significant, albeit brief downturns; each of those two downturns, however were soon followed by new highs. The third downturn was by far the largest beginning at the start of 2008, and has persisted though the end of this period.

The solar sector in particular contributed to that initial upward movement; similarly its robust downturn in 2008 was a key driver for strong downward performance. Solar having run up high P/E ratios and rich valuations regressed to the mean. Biofuels remained out of favor over much of this period and hence were not able to offset the downturn in solar. Energy efficiency and wind power however have seen some strengthening.

This Fund has experienced some performance variation from the Index due to rebalance trading that occurred over several days and ownership issues which do not allow the Fund to fully replicate the Index.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Energy-Alternate Sources	40.5
Semiconductors	15.1
Electrical Components & Equipment	12.4
Electric	11.1
Chemicals	7.6
Computers	3.7
Auto Parts & Equipment	3.2
Electronics	2.6
Food	2.4
Machinery-Diversified	1.2
Other	0.2

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Small-Cap Growth	52.4
Large-Cap Growth	15.9
Mid-Cap Growth	14.9
Small-Cap Value	9.8
Large-Cap Value	4.1
Mid-Cap Value	2.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Trina Solar Ltd. ADR (Cayman Islands)	4.0
JA Solar Holdings Co. Ltd. ADR (China)	4.0
First Solar, Inc.	3.9
Yingli Green Energy Holding Co. Ltd. ADR (China)	3.7
SunPower Corp., Class A	3.5
Suntech Power Holdings Co. Ltd. ADR (China)	3.5
Ormat Technologies, Inc.	3.5
Evergreen Solar, Inc.	3.0
Zoltek Cos., Inc.	3.0
Energy Conversion Devices, Inc.	2.8
Total	34.9

28

Manager's Analysis (Continued)

PowerShares WilderHill Clean Energy Portfolio (ticker: PBW)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
WilderHill Clean Energy Index	7.39	8.77	30.52
NASDAQ Composite Index	-4.45	5.14	17.22
S&P 500® Index	-4.68	6.32	21.44

Fund

NAV Return	8.55	9.84	34.50
Share Price Return	8.44	9.86	34.62

Fund Inception: 3 March 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.70%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.67% while the Fund's gross total operating expense ratio was 0.67%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 3,087 and 500 common stocks, respectively.

† Average annualized.

29

Manager's Analysis

PowerShares WilderHill Progressive Energy Portfolio (ticker: PUW)

The PowerShares WilderHill Progressive Energy Portfolio is based on the WilderHill Progressive Energy Index and it seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Over the past twelve months ended April 30, 2008, the Fund declined 0.96%, although there has been significantly more volatility over the period than this change implies. Prior to this reporting period a run-up in valuations had begun, and it continued, reaching a peak in Summer 2007. The latter half of 2007 then saw mainly sideways movement with the inflection point a strong downturn that commenced almost exactly at the start of 2008. After reaching a bottom in the first quarter of 2008, the Fund moved to a rebound and ended the period almost where it was 12 months prior.

In contrast to a prior period when greater attention was paid to possible carbon regulations and climate risk, that outlook was changed somewhat early in this latest period. Likewise there were moderate declines in uranium stocks, in 'clean-coal', some natural gas utilization, energy efficiency, and pollution control technologies.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Oil & Gas	16.8
Electric	10.5
Chemicals	8.5
Energy-Alternate Sources	8.4
Electrical Components & Equipment	8.0
Auto Parts & Equipment	7.6
Miscellaneous Manufacturing	7.6
Mining	7.3
Environmental Control	6.6
Electronics	6.2
Agriculture	3.2
Hand/Machine Tools	3.0
Telecommunications	3.0
Aerospace/Defense	2.4
Investment Companies	0.5
Semiconductors	0.4
Money Market Fund	0.1
Other	(0.1)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Southwestern Energy Co.	3.9
USEC, Inc.	3.7
Fuel Tech, Inc.	3.4
Chesapeake Energy Corp.	3.4
Questar Corp.	3.4
CPFL Energia S.A. ADR (Brazil)	3.3
Range Resources Corp.	3.2
Anderson (The), Inc.	3.2
Cameco Corp. (Canada)	3.2
Sociedad Quimica y Minera de Chile S.A. ADR (Chile)	3.2
Total	33.9

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Large-Cap Growth	23.1
Small-Cap Value	20.3
Mid-Cap Growth	19.9
Small-Cap Growth	16.1
Large-Cap Value	14.6
Mid-Cap Value	6.0

30

Manager's Analysis (Continued)

PowerShares WilderHill Progressive Energy Portfolio (ticker: PUW)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
WilderHill Progressive Energy Index	-1.26	9.13	14.23
NASDAQ Composite Index	-4.45	1.89	2.90
S&P 500® Index	-4.68	2.34	3.58

Fund

NAV Return	-0.96	8.98	13.91
Share Price Return	-1.14	8.89	13.80

Fund Inception: 24 October 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.35%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.73% while the Fund's gross total operating expense ratio was 0.88%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 3,087 and 500 common stocks, respectively.

† Average annualized.

31

Funds' Distribution History

	Ex-Dividend	3/25/08	3/20/08	12/21/07	9/21/07	6/15/07	3/16/07
	Record	3/27/08	3/25/08	12/26/07	9/25/07	6/19/07	3/20/07
	Payable	3/31/08	3/31/08	12/31/07	9/28/07	6/29/07	3/30/07
Fund	Ticker
PowerShares Aerospace & Defense Portfolio	PPA	—	—	0.01399	0.01038	0.01862	0.01223
PowerShares CleantechTM Portfolio	PZD	—	—	—	—	—	—
PowerShares DWA Technical LeadersTM Portfolio	PDP	—	—	—	0.02466	—	—
PowerShares Golden Dragon Halter USX China Portfolio	PGJ	—	—	—	0.04904	0.16303	—
PowerShares Listed Private Equity Portfolio	PSP	—	0.23844	0.54101	0.11266	0.21792	0.07235
PowerShares Lux Nanotech Portfolio	PXN	—	—	—	—	—	—
PowerShares S&P 500 BuyWrite Portfolio	PBP	0.05250	—	—	NA	NA	NA
PowerShares Value Line Industry Rotation Portfolio	PYH	—	—	—	0.01475	—	—
PowerShares Value Line TimelinessTM Select Portfolio	PIV	—	—	—	—	—	—
PowerShares Water Resources Portfolio	PHO	—	0.01822	0.01763	0.01328	0.03052	0.02358
PowerShares WilderHill Clean Energy Portfolio	PBW	—	—	—	—	—	—
PowerShares WilderHill Progressive Energy Portfolio	PUW	—	0.01258	0.03609	0.02001	0.06309	0.01250

32

	12/15/06	9/15/06	6/16/06	12/30/05	12/16/05	9/16/05	6/17/05
	12/19/06	9/16/06	6/20/06	1/4/06	12/20/05	9/20/05	6/21/05
	12/29/06	9/29/06	6/30/06	1/31/06	12/30/05	9/30/05	6/30/05
Fund
PowerShares Aerospace & Defense Portfolio	0.00968	0.02002	0.02120	—	0.02191	NA	NA
PowerShares CleantechTM Portfolio	—	NA	NA	NA	NA	NA	NA
PowerShares DWA Technical LeadersTM Portfolio	NA	NA	NA	NA	NA	NA	NA
PowerShares Golden Dragon Halter USX China Portfolio	0.00598	0.08011	0.12430	—	0.00132	0.11161	0.04962
PowerShares Listed Private Equity Portfolio	0.26528	NA	NA	NA	NA	NA	NA
PowerShares Lux Nanotech Portfolio	—	—	—	0.06725	0.01063	NA	NA
PowerShares S&P 500 BuyWrite Portfolio	NA	NA	NA	NA	NA	NA	NA
PowerShares Value Line Industry Rotation Portfolio	0.01016	NA	NA	NA	NA	NA	NA
PowerShares Value Line TimelinessTM Select Portfolio	—	—	—	—	—	NA	NA
PowerShares Water Resources Portfolio	0.07779	0.03621	0.03737	0.02682	0.00627	NA	NA
PowerShares WilderHill Clean Energy Portfolio	0.03675	—	0.01037	—	—	—	—
PowerShares WilderHill Progressive Energy Portfolio	0.00451	NA	NA	NA	NA	NA	NA

33

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PPA	PowerShares Aerospace & Defense Portfolio	10/26/05	631	304	10	2	—	—	—
PZD	PowerShares CleantechTM Portfolio	10/24/06	381	128	12	8	—	—	—
PDP	PowerShares DWA Technical LeadersTM Portfolio	3/1/07	295	148	5	3	—	—	—
PGJ	PowerShares Golden Dragon Halter USX China Portfolio	12/9/04	853	413	101	19	—	—	—
PSP	PowerShares Listed Private Equity Portfolio	10/24/06	381	180	8	0	—	—	—
PXN	PowerShares Lux Nanotech Portfolio	10/26/05	631	259	41	14	5	1	—
PBP	PowerShares S&P 500 BuyWrite Portfolio	12/20/07	89	38	11	10	—	1	—
PYH	PowerShares Value Line Industry Rotation Portfolio	12/1/06	354	149	4	1	—	—	—
PIV	PowerShares Value Line TimelinessTM Select Portfolio	12/6/05	603	278	20	3	—	—	—
PHO	PowerShares Water Resources Portfolio	12/6/05	603	305	83	14	1	—	—
PBW	PowerShares WilderHill Clean Energy Portfolio	3/3/05	796	383	87	11	2	—	—
PUW	PowerShares WilderHill Progressive Energy Portfolio	10/24/06	381	142	13	4	—	—	—

34

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PPA	312	3	—	—	—	—
PZD	227	6	—	—	—	—
PDP	138	—	1	—	—	—
PGJ	290	25	5	—	—	—
PSP	185	7	1	—	—	—
PXN	281	25	3	—	1	1
PBP	22	5	2	—	—	—
PYH	197	3	—	—	—	—
PIV	299	3	—	—	—	—
PHO	190	8	1	1	—	—
PBW	282	30	1	—	—	—
PUW	218	4	—	—	—	—

35

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period (or shorter) ended April 30, 2008.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Aerospace & Defense Portfolio Actual	$1,000.00	$875.90	0.66%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	0.66%	$3.32
PowerShares CleantechTM Portfolio Actual	$1,000.00	$977.32	0.67%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	0.67%	$3.37
PowerShares DWA Technical LeadersTM Portfolio Actual	$1,000.00	$935.18	0.71%	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.33	0.71%	$3.57
PowerShares Golden Dragon Halter USX China Portfolio Actual	$1,000.00	$745.85	0.68%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	0.68%	$3.42
PowerShares Listed Private Equity Portfolio Actual	$1,000.00	$813.78	0.70%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52

36

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Lux Nanotech Portfolio Actual	$1,000.00	$802.17	0.70%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52
	Beginning Account Value December 20, 2007 (Fund Inception)	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During Period (2) December 20, 2007 (Fund Inception) to April 30, 2008
PowerShares S&P 500 BuyWrite Portfolio Actual	$1,000.00	$998.15	0.75%	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Value Line Industry Rotation Portfolio Actual	$1,000.00	$901.76	0.71%	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.33	0.71%	$3.57
PowerShares Value Line TimelinessTM Select Portfolio Actual	$1,000.00	$868.84	0.70%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52
PowerShares Water Resource Portfolio Actual	$1,000.00	$928.50	0.62%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	0.62%	$3.12
PowerShares WilderHill Clean Energy Portfolio Actual	$1,000.00	$826.69	0.66%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	0.66%	$3.32
PowerShares WilderHill Progressive Energy Portfolio Actual	$1,000.00	$900.00	0.70%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the financial highlights.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended April 30, 2008. Expense are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 133 and then dividing the result by 366. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366.

37

Schedule of Investments

PowerShares Aerospace and Defense Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.8%
	Aerospace/Defense—55.9%
37,864	AAR Corp.*	$886,018
19,719	Aerovironment, Inc.*	471,481
32,053	Alliant Techsystems, Inc.*	3,525,189
21,397	Argon ST, Inc.*	393,919
231,881	Boeing Co.	19,677,422
26,116	Cubic Corp.	708,005
40,422	DRS Technologies, Inc.	2,523,950
10,309	Ducommun, Inc.*	335,867
41,133	Elbit Systems Ltd. (Israel)	2,251,209
28,738	Esterline Technologies Corp.*	1,599,557
55,708	GenCorp, Inc.*	477,418
176,799	General Dynamics Corp.	15,986,166
122,232	Goodrich Corp.	8,330,111
90,731	L-3 Communications Holdings, Inc.	10,111,970
174,704	Lockheed Martin Corp.	18,525,612
41,628	Moog, Inc., Class A*	1,794,583
14,825	MTC Technologies, Inc.*	353,725
149,885	Northrop Grumman Corp.	11,027,039
57,096	Orbital Sciences Corp.*	1,536,453
189,087	Raytheon Co.	12,095,895
158,824	Rockwell Collins, Inc.	10,023,383
34,515	Teledyne Technologies, Inc.*	2,027,066
16,328	Triumph Group, Inc.	961,229
254,064	United Technologies Corp.	18,412,018
		144,035,285
	Auto Manufacturers—1.1%
72,526	Oshkosh Truck Corp.	2,944,556
	Commercial Services—3.4%
55,704	DynCorp International, Inc., Class A*	999,887
403,937	SAIC, Inc.*	7,674,803
		8,674,690
	Computers—4.0%
29,401	CACI International, Inc., Class A*	1,473,578
159,828	Computer Sciences Corp.*	6,966,902
22,290	Mercury Computer Systems, Inc.*	178,766
12,902	SI International, Inc.*	295,972
56,722	SRA International, Inc., Class A*	1,490,087
		10,405,305
	Electronics—7.1%
8,873	American Science & Engineering, Inc.	432,381
92,872	Cogent, Inc.*	866,496
134,375	FLIR Systems, Inc.*	4,613,094
160,272	Garmin Ltd.	6,555,125
73,530	L-1 Identity Solutions, Inc.*	1,059,567
17,267	OSI Systems, Inc.*	422,178
61,883	Taser International, Inc.*	461,647
118,406	Trimble Navigation Ltd.*	3,882,533
		18,293,021

Number of Shares		Value
	Common Stocks (Continued)
	Engineering & Construction—1.5%
21,910	Stanley, Inc.*	$552,789
81,568	URS Corp.*	3,290,453
		3,843,242
	Metal Fabricate/Hardware—4.6%
14,203	Ladish Co., Inc.*	426,942
95,902	Precision Castparts Corp.	11,274,239
		11,701,181
	Miscellaneous Manufacturing—16.3%
26,706	Ceradyne, Inc.*	1,040,466
317,926	Honeywell International, Inc.	18,884,804
177,587	ITT Corp.	11,365,568
175,130	Textron, Inc.	10,684,681
		41,975,519
	Packaging & Containers—2.0%
95,367	Ball Corp.	5,128,837
	Software—0.6%
33,763	ManTech International Corp., Class A*	1,612,859
	Telecommunications—3.3%
12,305	Applied Signal Technology, Inc.	140,769
18,094	GeoEye, Inc.*	416,705
133,391	Harris Corp.	7,207,116
29,773	Viasat, Inc.*	657,983
		8,422,573
	Total Common Stocks (Cost $273,794,496)	257,037,068
	Money Market Fund—0.1%
153,456	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $153,456)	153,456
	Total Investments (Cost $273,947,952)—99.9%	257,190,524
	Other assets less liabilities—0.1%	304,941
	Net Assets—100.0%	$257,495,465

*  Non-income producing security.

See Notes to Financial Statements.

38

Schedule of Investments

PowerShares CleantechTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—2.4%
77,321	Martek Biosciences Corp.*	$2,726,338
	Chemicals—2.4%
91,664	Landec Corp.*	743,395
73,438	Zoltek Cos., Inc.*	1,958,592
		2,701,987
	Computers—1.3%
54,373	Echelon Corp.*	612,240
31,518	Telvent GIT SA (Spain)	868,006
		1,480,246
	Electric—2.0%
46,804	Ormat Technologies, Inc.	2,307,437
	Electrical Components & Equipment—4.0%
26,580	American Superconductor Corp.*	671,942
54,937	Energy Conversion Devices, Inc.*	1,790,397
67,397	EnerSys*	1,577,090
41,106	PowerSecure International, Inc.*	499,849
		4,539,278
	Electronics—12.6%
36,816	Badger Meter, Inc.	1,917,009
30,999	Dionex Corp.*	2,424,742
34,481	Itron, Inc.*	3,209,491
109,219	Trimble Navigation Ltd.*	3,581,292
94,771	Woodward Governor Co.	3,329,305
		14,461,839
	Energy - Alternate Sources—14.1%
21,354	Comverge, Inc.*	280,164
16,210	First Solar, Inc.*	4,733,159
117,993	Headwaters, Inc.*	1,348,660
58,614	LDK Solar Co., Ltd. ADR (China)*	1,860,408
45,568	SunPower Corp., Class A*	3,976,719
88,721	Suntech Power Holdings Co. Ltd. ADR (China)*	3,968,490
		16,167,600
	Engineering & Construction—5.1%
135,089	ABB Ltd. ADR (Switzerland)	4,143,179
100,230	Insituform Technologies, Inc., Class A*	1,695,892
		5,839,071
	Environmental Control—8.8%
35,331	Clean Harbors, Inc.*	2,330,786
68,767	Fuel Tech, Inc.*	1,767,312
146,555	Nalco Holding Co.	3,369,299
121,361	Tetra Tech, Inc.*	2,564,358
		10,031,755
	Hand/Machine Tools—2.3%
81,694	Baldor Electric Co.	2,646,886

Number of Shares		Value
	Common Stocks (Continued)
	Machinery - Diversified—6.3%
53,690	Kadant, Inc.*	$1,400,235
22,573	Lindsay Corp.	2,350,301
54,784	Roper Industries, Inc.	3,403,182
		7,153,718
	Miscellaneous Manufacturing—21.2%
73,731	Clarcor, Inc.	3,093,753
79,386	Donaldson Co., Inc.	3,456,466
57,091	ESCO Technologies, Inc.*	2,658,157
132,615	Hexcel Corp.*	2,967,924
84,390	Pall Corp.	2,934,240
63,897	Polypore International, Inc.*	1,495,829
32,906	Siemens AG ADR (Germany)	3,897,716
30,399	SPX Corp.	3,739,077
		24,243,162
	Office Furnishings—1.4%
127,860	Interface, Inc., Class A	1,641,722
	Semiconductors—6.6%
106,477	Cree, Inc.*	2,768,402
44,012	MEMC Electronic Materials, Inc.*	2,771,436
65,849	Power Integrations, Inc.*	2,052,513
		7,592,351
	Software—2.9%
81,914	Ansys, Inc.*	3,295,400
	Telecommunications—3.4%
147,126	Corning, Inc.	3,929,735
	Water—3.2%
49,837	Veolia Environnement ADR (France)	3,610,691
	Total Investments (Cost: $112,939,741)—100.0%	114,369,216
	Liabilities in excess of other assets—(0.0%)	(32,909)
	Net Assets—100.0%	$114,336,307

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.

39

Schedule of Investments

PowerShares DWA Technical LeadersTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—7.1%
53,512	BorgWarner, Inc.	$2,630,115
66,155	GameStop Corp., Class A*	3,641,171
60,927	Guess?, Inc.	2,332,286
121,135	International Game Technology	4,208,229
55,514	Johnson Controls, Inc.	1,957,424
30,104	NIKE, Inc., Class B	2,010,947
34,355	Polo Ralph Lauren Corp.	2,133,789
116,955	Urban Outfitters, Inc.*	4,005,709
74,044	Yum! Brands, Inc.	3,012,110
		25,931,780
	Consumer Staples—4.4%
54,719	Archer-Daniels-Midland Co.	2,410,919
43,497	Church & Dwight Co., Inc.	2,471,500
93,676	Energizer Holdings, Inc.*	7,406,024
54,062	Pepsi Bottling Group (The), Inc.	1,822,430
32,673	UST, Inc.	1,701,283
		15,812,156
	Energy—12.0%
16,925	Apache Corp.	2,279,459
50,974	Cabot Oil & Gas Corp.	2,903,989
63,923	Chesapeake Energy Corp.	3,304,819
18,256	Diamond Offshore Drilling, Inc.	2,289,485
51,692	FMC Technologies, Inc.*	3,473,702
64,535	Halliburton Co.	2,962,802
20,870	Hess Corp.	2,216,394
44,215	Noble Energy, Inc.	3,846,705
48,404	Occidental Petroleum Corp.	4,027,697
14,617	Transocean, Inc.*	2,155,423
266,823	Williams (The) Cos, Inc.	9,472,217
75,420	XTO Energy, Inc.	4,665,481
		43,598,173
	Financials—11.6%
35,837	Arch Capital Group Ltd.*	2,531,884
29,141	BlackRock, Inc.	5,880,362
53,237	General Growth Properties, Inc.	2,180,588
45,041	Jones Lang LaSalle, Inc.	3,495,632
60,896	Leucadia National Corp.	3,119,093
83,891	Marshall & Ilsley Corp.	2,095,597
101,809	New York Community Bancorp, Inc.	1,900,774
117,740	People's United Financial, Inc.	1,998,048
20,900	Public Storage	1,895,630
38,757	RenaissanceRe Holdings Ltd. (Bermuda)	1,993,660
19,807	Simon Property Group, Inc.	1,977,927
43,634	Taubman Centers, Inc.	2,472,739
149,296	Ventas, Inc.	7,249,814
136,790	W.R. Berkley Corp.	3,514,135
		42,305,883

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—9.9%
92,544	Celgene Corp.*	$5,750,684
60,421	Covance, Inc.*	5,062,676
23,927	C.R. Bard, Inc.	2,253,206
51,830	DENTSPLY International, Inc.	2,014,632
110,600	Gilead Sciences, Inc.*	5,724,656
63,602	Henry Schein, Inc.*	3,521,643
57,470	IDEXX Laboratories, Inc.*	3,057,404
128,550	Pediatrix Medical Group, Inc.*	8,743,970
		36,128,871
	Industrials—27.0%
26,190	Alliant Techsystems, Inc.*	2,880,376
76,964	AMETEK, Inc.	3,734,293
38,482	Brink's (The) Co.	2,799,565
21,220	Burlington Northern Santa Fe Corp.	2,176,111
80,359	C.H. Robinson Worldwide, Inc.	5,036,902
25,853	Caterpillar, Inc.	2,116,844
174,898	Corrections Corp. of America*	4,459,899
354,872	Covanta Holding Corp.*	9,450,241
44,690	CSX Corp.	2,813,236
26,985	Deere & Co.	2,268,629
46,035	Donaldson Co., Inc.	2,004,364
24,340	Dun & Bradstreet (The) Corp.	2,051,862
94,164	Expeditors International of Washington, Inc.	4,387,101
15,105	First Solar, Inc.*	4,410,509
30,899	Flowserve Corp.	3,834,257
47,091	Harsco Corp.	2,793,909
35,731	ITT Corp.	2,286,784
149,327	J.B. Hunt Transport Services, Inc.	5,072,638
68,892	Joy Global, Inc.	5,115,231
69,518	Kansas City Southern*	3,133,871
49,185	Kirby Corp.*	2,697,305
27,046	Lockheed Martin Corp.	2,867,958
200,713	McDermott International, Inc.*	10,754,203
35,225	Norfolk Southern Corp.	2,098,706
54,719	Terex Corp.*	3,812,820
79,059	WESCO International, Inc.*	2,941,785
		97,999,399
	Information Technology—3.3%
63,541	Cognizant Technology Solutions Corp., Class A*	2,049,197
50,224	Global Payments, Inc.	2,222,914
8,072	Mastercard, Inc., Class A	2,245,308
50,592	MEMC Electronic Materials, Inc.*	3,185,778
33,605	Salesforce.com, Inc.*	2,242,462
		11,945,659
	Materials—12.5%
94,945	Airgas, Inc.	4,569,703
82,209	AK Steel Holding Corp.	5,161,080

See Notes to Financial Statements.

40

Schedule of Investments (Continued)

PowerShares DWA Technical LeadersTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
98,828	Allegheny Technologies, Inc.	$6,802,330
60,315	Ball Corp.	3,243,741
31,235	Cleveland-Cliffs, Inc.	5,010,094
35,363	FMC Corp.	2,220,089
37,000	Monsanto Co.	4,218,740
26,909	Mosaic (The) Co.*	3,296,622
25,028	Praxair, Inc.	2,285,307
46,647	Reliance Steel & Aluminum Co.	2,835,205
38,375	Sigma-Aldrich Corp.	2,188,143
24,264	United States Steel Corp.	3,735,443
		45,566,497
	Telecommunication Services—7.0%
353,159	American Tower Corp., Class A*	15,334,164
258,551	Crown Castle International Corp.*	10,044,706
		25,378,870
	Utilities—5.2%
45,760	Edison International	2,387,299
54,887	Energen Corp.	3,745,489
23,820	Entergy Corp.	2,735,965
67,867	Equitable Resources, Inc.	4,504,333
44,460	PPL Corp.	2,134,969
54,994	Questar Corp.	3,411,278
		18,919,333
	Total Investments (Cost $347,641,723)—100.0%	363,586,621
	Liabilities in excess of other assets—(0.0%)	(72,817)
	Net Assets—100.0%	$363,513,804

*  Non-income producing security.

See Notes to Financial Statements.

41

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.7%
	Bermuda—0.5%
94,711	China Yuchai International Ltd.	$888,389
118,350	Global Sources Ltd.*	1,643,882
		2,532,271
	British Virgin Islands—0.1%
58,385	Origin Agritech Ltd.*	372,496
	Cayman Islands—6.5%
55,213	3SBio, Inc. ADR*	576,976
215,921	Actions Semiconductor Co. Ltd. ADR*	833,455
141,030	China Digital TV Holding Co. Ltd. ADR*	2,376,356
69,631	China Medical Technologies, Inc. ADR	2,604,199
262,070	China Nepstar Chain Drugstore Ltd. ADR	3,095,047
110,096	China Techfaith Wireless Communication Technology Ltd. ADR*	598,922
209,596	E-House China Holdings Ltd. ADR*	3,504,445
125,233	Longtop Financial Technologies Ltd. ADR*	2,498,398
89,651	New Oriental Education & Technology Group. ADR*	6,729,204
93,317	Noah Education Holdings Ltd. ADR*	574,833
28,389	Perfect World Co. Ltd. ADR*	815,332
944,387	Semiconductor Manufacturing International Corp. ADR*	3,598,114
105,320	Spreadtrum Communications, Inc. ADR*	915,231
63,366	Trina Solar Ltd. ADR*	2,672,778
156,362	WuXi PharmaTech Cayman, Inc. ADR*	2,883,316
		34,276,606
	China—70.0%
72,420	51job, Inc. ADR*	1,332,528
76,882	Acorn International, Inc. ADR*	530,486
160,609	Agria Corp. ADR*	695,437
521,705	Aluminum Corp. of China Ltd. ADR	22,339,408
83,345	Baidu.com ADR*	30,470,931
69,302	Canadian Solar, Inc.*	1,896,796
123,680	China Eastern Airlines Corp. Ltd. ADR*	5,354,107
53,057	China Finance Online Co. Ltd. ADR*	978,902
387,066	China Life Insurance Co. Ltd. ADR	25,391,530
237,633	China Petroleum and Chemical Corp. ADR	25,547,924
108,978	China Security & Surveillance Technology, Inc.*	2,119,622
222,322	China Southern Airlines Co. Ltd. ADR*	7,301,055
100,524	China Sunergy Co. Ltd. ADR*	826,307
320,142	China Telecom Corp. Ltd. ADR	21,638,398
49,500	ChinaEdu Corp. ADR*	346,500
165,526	Ctrip.com International Ltd. ADR	10,272,543
63,844	eLong, Inc. ADR*	597,580
326,885	Focus Media Holding Ltd. ADR*	12,058,787
33,201	Fuwei Films Holdings Co. Ltd.*	100,599
653,732	Giant Interactive Group, Inc. ADR*	10,655,832
360,031	Guangshen Railway Co. Ltd. ADR	10,397,695
211,987	Gushan Environmental Energy Ltd. ADR	2,649,838

Number of Shares		Value
	Common Stocks (Continued)
88,472	Home Inns & Hotels Management, Inc. ADR*	$1,982,658
718,836	Huaneng Power International, Inc. ADR	24,188,831
56,663	Hurray! Holding Co. Ltd. ADR*	156,957
399,644	JA Solar Holdings Co. Ltd. ADR*	9,595,452
90,418	KongZhong Corp. ADR*	382,468
265,795	LDK Solar Co. Ltd. ADR*	8,436,333
60,794	Linktone Ltd. ADR*	130,707
263,608	Mindray Medical International Ltd. ADR	8,962,672
324,156	Netease.com, Inc. ADR*	7,235,162
88,924	Ninetowns Internet Technology Group Co. Ltd. ADR*	198,301
216,266	PetroChina Co. Ltd. ADR	32,686,442
133,420	Qiao Xing Mobile Communication Co. Ltd.*	857,890
75,347	Qiao Xing Universal Telephone, Inc.*	479,207
181,971	Shanda Interactive Entertainment Ltd. ADR*	6,239,786
158,831	Simcere Pharmaceutical Group ADR*	1,999,682
138,929	SINA Corp.*	6,418,520
182,972	Sinopec Shanghai Petrochemical Co. Ltd. ADR	7,236,543
102,333	Sinovac Biotech Ltd.*	393,982
145,901	Solarfun Power Holdings Co. Ltd. ADR*	1,959,450
382,365	Suntech Power Holdings Co. Ltd. ADR*	17,103,185
73,097	The9 Ltd. ADR*	1,569,393
84,937	Tongjitang Chinese Medicines Co. ADR*	696,483
173,697	VisionChina Media, Inc. ADR*	2,562,031
254,130	WSP Holdings Ltd. ADR*	1,682,341
175,439	Xinhua Finance Media Ltd. ADR*	729,826
182,911	Xinyuan Real Estate Co. Ltd. ADR*	1,651,686
249,981	Yanzhou Coal Mining Co. Ltd. ADR	23,168,239
322,555	Yingli Green Energy Holding Co. Ltd. ADR*	7,105,887
42,185	Yucheng Technologies Ltd.*	635,728
		369,948,647
	Hong Kong—19.3%
270,398	CDC Corp., Class A*	932,873
372,576	China Mobile Ltd. ADR	32,160,761
371,561	China Netcom Group Corp. Ltd. ADR	22,683,799
898,946	China Unicom Ltd. ADR	19,390,265
142,244	CNOOC Ltd. ADR	25,255,422
40,133	Deswell Industries, Inc.	258,858
113,864	Nam Tai Electronics, Inc.	1,173,938
		101,855,916
	South Korea—0.0%
109,902	Webzen, Inc. ADR	294,537
	United States—3.3%
43,083	American Dairy, Inc.*	499,763
114,750	AsiaInfo Holdings, Inc.*	1,396,508
60,888	China Automotive Systems, Inc.*	314,182
135,260	China BAK Battery, Inc.*	503,167

See Notes to Financial Statements.

42

Schedule of Investments (Continued)

PowerShares Golden Dragon Halter USX China Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
50,013	China Shenghuo Pharmaceutical Holdings, Inc.*	$171,044
31,641	Chindex International, Inc.*	775,205
97,835	Comtech Group, Inc.*	1,273,812
53,172	Fuqi International, Inc.*	439,732
69,769	Fushi Copperweld, Inc.*	1,128,165
136,152	HSW International, Inc.*	545,970
137,739	ShengdaTech, Inc.*	1,063,345
95,918	Sohu.com, Inc.*	6,630,811
46,449	SORL Auto Parts, Inc.*	230,387
96,457	Sutor Technology Group Ltd*.	581,636
26,445	Telestone Technologies Corp.*	122,176
181,280	Tiens Biotech Group USA, Inc.*	351,683
313,770	UTStarcom, Inc.*	1,019,753
60,888	Wonder Auto Technology, Inc.*	463,358
		17,510,697
	Total Investments (Cost $594,935,801)—99.7%	526,791,170
	Other assets less liabilities—0.3%	1,691,831
	Net Assets—100.0%	$528,483,001

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.

43

Schedule of Investments

PowerShares Listed Private Equity Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.1%
	Banks—5.0%
107,046	SVB Financial Group*	$5,208,858
	Closed-end Funds—1.2%
53,438	Kayne Anderson Energy Development Co.	1,185,255
	Commercial Services—4.6%
160,694	Macquarie Infrastructure Co. LLC	4,756,542
	Diversified Financial Services—14.5%
34,515	Affiliated Managers Group, Inc.*	3,428,720
58,017	Evercore Partners, Inc., Class A	978,167
723,013	Fortress Investment Group LLC, Class A	10,555,990
		14,962,877
	Holding Companies - Diversified—13.3%
152,017	Compass Diversified Holdings	1,863,728
231,861	Leucadia National Corp.	11,875,921
		13,739,649
	Internet—5.6%
221,895	CMGI, Inc.*	3,068,808
168,238	Internet Capital Group, Inc.*	1,690,792
667,644	Safeguard Scientifics, Inc.*	1,068,230
		5,827,830
	Investment Companies—48.7%
330,285	Allied Capital Corp.	6,638,728
271,322	American Capital Strategies Ltd.	8,614,473
294,711	Apollo Investment Corp.	4,768,424
340,481	Ares Capital Corp.	3,833,816
230,984	BlackRock Kelso Capital Corp.	2,843,413
18,745	Capital Southwest Corp.	2,229,530
90,855	Gladstone Capital Corp.	1,706,257
83,811	Gladstone Investment Corp.	743,404
115,776	Harris & Harris Group, Inc.*	920,419
141,501	Hercules Technology Growth Capital, Inc.	1,436,235
365,091	KKR Financial Holdings LLC	4,636,656
100,941	Kohlberg Capital Corp.	1,013,448
304,674	MCG Capital Corp.	2,333,803
102,022	MVC Capital, Inc.	1,587,462
94,461	NGP Capital Resources Co.	1,523,656
96,209	Patriot Capital Funding, Inc.	979,408
124,195	PennantPark Investment Corp.	920,285
117,644	Prospect Capital Corp.	1,745,837
108,199	TICC Capital Corp.	787,689
42,216	Tortoise Capital Resources Corp.	506,592
53,427	UTEK Corp.*	566,860
		50,336,395

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	REIT—6.2%
455,836	CapitalSource, Inc.	$6,404,496
	Total Common Stocks and Other Equity Interests (Cost $138,101,240)	102,421,902
	Money Market Fund—0.3%
318,356	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $318,356)	318,356
	Total Investments (Cost $138,419,596)—99.4%	102,740,258
	Other assets less liabilities—0.6%	638,925
	Net Assets—100.0%	$103,379,183

REIT Real Estate Investment Trust.

*  Non-income producing security.

See Notes to Financial Statements.

44

Schedule of Investments

PowerShares Lux Nanotech Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.5%
	Auto Manufacturers—3.2%
26,404	Toyota Motor Corp. ADR (Japan)	$2,680,006
	Biotechnology—8.6%
1,126,887	Biosante Pharmaceuticals, Inc.*(a)	4,439,935
420,870	Nanosphere, Inc.*	2,802,994
		7,242,929
	Chemicals—11.9%
29,286	Air Products & Chemicals, Inc.	2,882,621
58,758	E.I. du Pont de Nemours & Co.	2,873,854
570,711	Symyx Technologies, Inc.*	4,286,039
		10,042,514
	Commercial Services—12.2%
1,613,334	Altair Nanotechnologies, Inc.*	3,710,668
1,188,711	Arrowhead Research Corp.*	3,185,745
493,013	Luna Innovations, Inc.*(a)	3,406,720
		10,303,133
	Computers—6.5%
57,942	Hewlett-Packard Co.	2,685,612
23,462	International Business Machines Corp.	2,831,863
		5,517,475
	Electronics—11.6%
204,034	FEI Co.*	4,462,224
166,766	NVE Corp.*(a)	5,311,497
		9,773,721
	Energy - Alternate Sources—4.3%
319,958	Headwaters, Inc.*	3,657,120
	Investment Companies—4.6%
489,469	Harris & Harris Group, Inc.*	3,891,279
	Miscellaneous Manufacturing—10.6%
34,871	3M Co.	2,681,580
74,108	General Electric Co.	2,423,332
1,192,464	Nanophase Technologies Corp.*(a)	3,863,583
		8,968,495
	Pharmaceuticals—11.8%
206,239	Elan Corp. PLC ADR (Ireland)*	5,422,023
486,560	Flamel Technologies ADR (France)*	4,515,277
		9,937,300
	Semiconductors—8.9%
125,423	Intel Corp.	2,791,916
252,299	Veeco Instruments, Inc.*	4,750,790
		7,542,706

Number of Shares		Value
	Common Stocks (Continued)
	Software—5.3%
795,068	Accelrys, Inc.*	$4,476,233
	Total Investments (Cost $108,828,022)—99.5%	84,032,911
	Other assets less liabilities—0.5%	395,304
	Net Assets—100.0%	$84,428,215

ADR American Depositary Receipt

*  Non-income producing security.

(a)  Affiliated Investment. See Note 4.

See Notes to Financial Statements.

45

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests(a)—101.7%
	Consumer Discretionary—8.7%
54	Abercrombie & Fitch Co., Class A	$4,013
195	Amazon.com, Inc.*	15,333
89	Apollo Group, Inc., Class A*	4,530
85	AutoNation, Inc.*	1,361
28	AutoZone, Inc.*	3,381
167	Bed Bath & Beyond, Inc.*	5,428
223	Best Buy Co., Inc.	9,593
54	Big Lots, Inc.*	1,460
39	Black & Decker (The) Corp.	2,560
53	Brunswick Corp.	884
276	Carnival Corp.	11,087
430	CBS Corp., Class B	9,920
80	Centex Corp.	1,666
315	Clear Channel Communications, Inc.	9,497
222	Coach, Inc.*	7,897
1,901	Comcast Corp., Class A	39,065
178	D.R. Horton, Inc.	2,757
92	Darden Restaurants, Inc.	3,273
35	Dillard's, Inc., Class A	714
450	DIRECTV Group (The), Inc.*	11,088
56	E.W. Scripps Co., Class A	2,515
182	Eastman Kodak Co.	3,256
132	Expedia, Inc.*	3,334
89	Family Dollar Stores, Inc.	1,905
1,393	Ford Motor Co.*	11,506
97	Fortune Brands, Inc.	6,559
104	GameStop Corp., Class A*	5,724
146	Gannett Co., Inc.	4,179
287	Gap (The), Inc.	5,344
358	General Motors Corp.	8,306
108	Genuine Parts Co.	4,586
154	Goodyear Tire & Rubber (The) Co.*	4,124
210	H&R Block, Inc.	4,593
151	Harley-Davidson, Inc.	5,776
38	Harman International Industries, Inc.	1,553
91	Hasbro, Inc.	3,236
1,065	Home Depot (The), Inc.	30,671
114	IAC/InterActiveCorp*	2,372
198	International Game Technology	6,879
304	Interpublic Group of Cos., Inc.*	2,751
143	J. C. Penney Co., Inc.	6,078
375	Johnson Controls, Inc.	13,223
53	Jones Apparel Group, Inc.	839
47	KB Home	1,058
198	Kohl's Corp.*	9,672
105	Leggett & Platt, Inc.	1,743
86	Lennar Corp., Class A	1,584
201	Limited Brands, Inc.	3,723
62	Liz Claiborne, Inc.	1,097
924	Lowe's Cos., Inc.	23,276

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
279	Macy's, Inc.	$7,056
190	Marriott International, Inc., Class A	6,517
230	Mattel, Inc.	4,313
727	McDonald's Corp.	43,314
204	McGraw-Hill (The) Cos., Inc.	8,362
23	Meredith Corp.	745
89	New York Times (The) Co., Class A	1,736
176	Newell Rubbermaid, Inc.	3,613
1,453	News Corp., Class A	26,009
241	NIKE, Inc., Class B	16,099
116	Nordstrom, Inc.	4,090
169	Office Depot, Inc.*	2,143
47	OfficeMax, Inc.	859
205	Omnicom Group, Inc.	9,787
38	Polo Ralph Lauren Corp.	2,360
133	Pulte Homes, Inc.	1,734
83	RadioShack Corp.	1,154
47	Sears Holdings Corp.*	4,635
65	Sherwin-Williams (The) Co.	3,596
36	Snap-On, Inc.	2,135
49	Stanley Works (The)	2,364
442	Staples, Inc.	9,591
461	Starbucks Corp.*	7,482
119	Starwood Hotels & Resorts Worldwide, Inc.	6,213
517	Target Corp.	27,467
82	Tiffany & Co.	3,570
2,258	Time Warner, Inc.	33,530
276	TJX Cos., Inc.	8,893
56	VF Corp.	4,165
405	Viacom, Inc., Class B*	15,568
1,189	Walt Disney (The) Co.	38,558
3	Washington Post (The) Co., Class B	1,967
53	Wendy's International, Inc.	1,537
48	Whirlpool Corp.	3,493
110	Wyndham Worldwide Corp.	2,363
300	Yum! Brands, Inc.	12,204
		656,191
	Consumer Staples—10.7%
1,332	Altria Group, Inc.	26,640
451	Anheuser-Busch Cos., Inc.	22,189
406	Archer-Daniels-Midland Co.	17,888
270	Avon Products, Inc.	10,535
54	Brown-Forman Corp., Class B	3,673
140	Campbell Soup Co.	4,872
89	Clorox (The) Co.	4,717
1,262	Coca-Cola (The) Co.	74,294
185	Coca-Cola Enterprises, Inc.	4,163
322	Colgate-Palmolive Co.	22,765
308	ConAgra Foods, Inc.	7,256
121	Constellation Brands, Inc., Class A*	2,222

See Notes to Financial Statements.

46

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
274	Costco Wholesale Corp.	$19,523
905	CVS Caremark Corp.	36,535
96	Dean Foods Co.*	2,231
72	Estee Lauder (The) Cos., Inc., Class A	3,284
213	General Mills, Inc.	12,865
199	H.J. Heinz Co.	9,359
108	Hershey (The) Co.	4,037
165	Kellogg Co.	8,443
265	Kimberly-Clark Corp.	16,957
968	Kraft Foods, Inc., Class A	30,618
425	Kroger (The) Co.	11,581
83	McCormick & Co., Inc.	3,137
89	Molson Coors Brewing Co., Class B	4,881
89	Pepsi Bottling Group (The), Inc.	3,000
1,011	PepsiCo, Inc.	69,284
1,332	Philip Morris International, Inc.*	67,972
1,943	Procter & Gamble (The) Co.	130,277
110	Reynolds American, Inc.	5,924
278	Safeway, Inc.	8,785
460	Sara Lee Corp.	6,675
136	SUPERVALU, Inc.	4,502
381	Sysco Corp.	11,647
176	Tyson Foods, Inc., Class A	3,133
96	UST, Inc.	4,999
626	Walgreen Co.	21,816
1,492	Wal-Mart Stores, Inc.	86,505
90	Whole Foods Market, Inc.	2,938
136	Wm. Wrigley Jr. Co.	10,358
		802,480
	Energy—14.3%
295	Anadarko Petroleum Corp.	19,635
210	Apache Corp.	28,283
195	Baker Hughes, Inc.	15,772
185	BJ Services Co.	5,230
138	Cameron International Corp.*	6,794
289	Chesapeake Energy Corp.	14,941
1,311	Chevron Corp.(b)	126,054
986	ConocoPhillips	84,944
115	CONSOL Energy, Inc.	9,310
280	Devon Energy Corp.	31,752
442	El Paso Corp.	7,576
93	ENSCO International, Inc.	5,927
156	EOG Resources, Inc.	20,355
3,378	Exxon Mobil Corp.	314,391
556	Halliburton Co.	25,526
177	Hess Corp.	18,797
448	Marathon Oil Corp.	20,415
120	Murphy Oil Corp.	10,841
179	Nabors Industries Ltd. (Bermuda)*	6,720
261	National Oilwell Varco, Inc.*	17,865

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
169	Noble Corp.	$9,511
108	Noble Energy, Inc.	9,396
520	Occidental Petroleum Corp.	43,269
171	Peabody Energy Corp.	10,453
94	Range Resources Corp.	6,240
71	Rowan Cos., Inc.	2,768
756	Schlumberger Ltd.	76,016
127	Smith International, Inc.	9,717
400	Spectra Energy Corp.	9,880
75	Sunoco, Inc.	3,481
86	Tesoro Corp.	2,162
201	Transocean, Inc.*	29,639
337	Valero Energy Corp.	16,462
214	Weatherford International Ltd.*	17,263
370	Williams (The) Cos., Inc.	13,135
322	XTO Energy, Inc.	19,919
		1,070,439
	Financials—17.4%
208	ACE Ltd.	12,540
300	Aflac, Inc.	20,001
354	Allstate (The) Corp.	17,827
185	AMBAC Financial Group, Inc.	857
124	American Capital Strategies Ltd.	3,937
730	American Express Co.	35,055
1,593	American International Group, Inc.	73,597
146	Ameriprise Financial, Inc.	6,934
193	Aon Corp.	8,760
58	Apartment Investment & Management Co., Class A	2,145
62	Assurant, Inc.	4,030
48	AvalonBay Communities, Inc.	4,788
2,805	Bank of America Corp.	105,299
721	Bank of New York Mellon (The) Corp.	31,385
345	BB&T Corp.	11,830
76	Bear Stearns (The) Cos., Inc.	815
75	Boston Properties, Inc.	7,537
235	Capital One Financial Corp.	12,455
112	CB Richard Ellis Group, Inc., Class A*	2,589
593	Charles Schwab (The) Corp.	12,809
234	Chubb (The) Corp.	12,395
107	Cincinnati Financial Corp.	3,841
178	CIT Group, Inc.(b)	1,938
3,288	Citigroup, Inc.	83,087
33	CME Group, Inc.	15,096
98	Comerica, Inc.	3,404
376	Countrywide Financial Corp.	2,173
77	Developers Diversified Realty Corp.	3,307
309	Discover Financial Services	5,627
291	E*TRADE Financial Corp.*	1,158
171	Equity Residential	7,100

See Notes to Financial Statements.

47

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
617	Fannie Mae	$17,461
56	Federated Investors, Inc., Class B	1,875
337	Fifth Third Bancorp	7,222
80	First Horizon National Corp.	864
99	Franklin Resources, Inc.	9,420
408	Freddie Mac	10,163
168	General Growth Properties, Inc.	6,881
273	Genworth Financial, Inc., Class A	6,295
250	Goldman Sachs Group (The), Inc.	47,843
198	Hartford Financial Services Group (The), Inc.	14,111
148	HCP, Inc.	5,284
338	Host Hotels & Resorts, Inc.	5,814
335	Hudson City Bancorp, Inc.	6,409
231	Huntington Bancshares, Inc.	2,169
45	IntercontinentalExchange, Inc.*	6,982
94	Janus Capital Group, Inc.	2,638
2,145	JPMorgan Chase & Co.	102,208
252	Keycorp	6,081
163	Kimco Realty Corp.	6,505
86	Legg Mason, Inc.	5,184
335	Lehman Brothers Holdings, Inc.	14,820
108	Leucadia National Corp.	5,532
168	Lincoln National Corp.	9,032
277	Loews Corp.	11,664
48	M&T Bank Corp.	4,475
329	Marsh & McLennan Cos., Inc.	9,077
169	Marshall & Ilsley Corp.	4,222
136	MBIA, Inc.	1,414
614	Merrill Lynch & Co., Inc.	30,596
448	MetLife, Inc.	27,261
75	MGIC Investment Corp.	977
133	Moody's Corp.	4,916
698	Morgan Stanley	33,923
409	National City Corp.	2,577
121	Northern Trust Corp.	8,967
168	NYSE Euronext	11,105
111	Plum Creek Timber Co., Inc.	4,533
216	PNC Financial Services Group, Inc.	14,980
163	Principal Financial Group, Inc.	8,747
428	Progressive (The) Corp.	7,785
163	ProLogis	10,205
282	Prudential Financial, Inc.	21,350
78	Public Storage	7,075
438	Regions Financial Corp.	9,601
58	Safeco Corp.	3,871
141	Simon Property Group, Inc.	14,080
301	SLM Corp.*	5,578
234	Sovereign Bancorp, Inc.	1,748
244	State Street Corp.	17,602
222	SunTrust Banks, Inc.	12,377
166	T. Rowe Price Group, Inc.	9,721

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
59	Torchmark Corp.	$3,820
391	Travelers (The) Cos., Inc.	19,706
1,092	U.S. Bancorp	37,008
219	Unum Group	5,083
85	Vornado Realty Trust	7,913
1,344	Wachovia Corp.	39,178
668	Washington Mutual, Inc.	8,210
2,082	Wells Fargo & Co.	61,940
114	XL Capital Ltd., Class A	3,977
68	Zions Bancorporation	3,152
		1,305,523
	Health Care—11.5%
977	Abbott Laboratories	51,537
313	Aetna, Inc.	13,647
193	Allergan, Inc.	10,879
103	AmerisourceBergen Corp.	4,177
686	Amgen, Inc.*	28,723
108	Applera Corp. - Applied Biosystems Group	3,446
68	Barr Pharmaceuticals, Inc.*	3,416
400	Baxter International, Inc.	24,928
154	Becton, Dickinson & Co.	13,768
189	Biogen Idec, Inc.*	11,470
848	Boston Scientific Corp.*	11,304
1,250	Bristol-Myers Squibb Co.	27,463
63	C.R. Bard, Inc.	5,933
225	Cardinal Health, Inc.	11,716
274	Celgene Corp.*	17,026
177	CIGNA Corp.	7,560
98	Coventry Health Care, Inc.*	4,384
315	Covidien Ltd.	14,707
625	Eli Lilly & Co.	30,088
160	Express Scripts, Inc.*	11,203
196	Forest Laboratories, Inc.*	6,803
169	Genzyme Corp.*	11,889
587	Gilead Sciences, Inc.*	30,383
102	Hospira, Inc.*	4,197
108	Humana, Inc.*	5,161
118	IMS Health, Inc.	2,921
1,789	Johnson & Johnson	120,023
152	King Pharmaceuticals, Inc.*	1,427
71	Laboratory Corp. of America Holdings*	5,369
183	McKesson Corp.	9,538
331	Medco Health Solutions, Inc.*	16,398
709	Medtronic, Inc.	34,514
1,368	Merck & Co., Inc.	52,038
36	Millipore Corp.*	2,524
192	Mylan, Inc.	2,529
84	Patterson Cos., Inc.*	2,873
75	PerkinElmer, Inc.	1,992
4,269	Pfizer, Inc.	85,849

See Notes to Financial Statements.

48

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
102	Quest Diagnostics, Inc.	$5,118
1,023	Schering-Plough Corp.	18,833
217	St. Jude Medical, Inc.*	9,500
151	Stryker Corp.	9,789
295	Tenet Healthcare Corp.*	1,888
264	Thermo Fisher Scientific, Inc.*	15,278
790	UnitedHealth Group, Inc.	25,778
81	Varian Medical Systems, Inc.*	3,797
65	Waters Corp.*	3,995
66	Watson Pharmaceuticals, Inc.*	2,049
342	WellPoint, Inc.*	17,015
845	Wyeth	37,577
147	Zimmer Holdings, Inc. *	10,902
		865,322
	Industrials—12.0%
447	3M Co.	34,374
213	Allied Waste Industries, Inc.*	2,633
69	Avery Dennison Corp.	3,325
483	Boeing Co.	40,987
187	Burlington Northern Santa Fe Corp.	19,177
110	C.H. Robinson Worldwide, Inc.	6,895
394	Caterpillar, Inc.	32,261
82	Cintas Corp.	2,428
113	Cooper Industries Ltd., Class A	4,790
255	CSX Corp.	16,052
127	Cummins, Inc.	7,957
160	Danaher Corp.	12,483
276	Deere & Co.	23,203
121	Dover Corp.	5,986
103	Eaton Corp.	9,048
497	Emerson Electric Co.	25,973
82	Equifax, Inc.	3,138
135	Expeditors International of Washington, Inc.	6,290
195	FedEx Corp.	18,695
56	Fluor Corp.(b)	8,561
254	General Dynamics Corp.	22,967
6,305	General Electric Co.	206,173
80	Goodrich Corp.	5,452
470	Honeywell International, Inc.	27,918
253	Illinois Tool Works, Inc.	13,229
172	Ingersoll-Rand Co. Ltd., Class A	7,633
117	ITT Corp.	7,488
76	Jacobs Engineering Group, Inc.*	6,561
78	L-3 Communications Holdings, Inc.	8,693
217	Lockheed Martin Corp.	23,011
83	Manitowoc (The) Co., Inc.	3,139
236	Masco Corp.	4,298
79	Monster Worldwide, Inc.*	1,922
238	Norfolk Southern Corp.	14,180
213	Northrop Grumman Corp.	15,670

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
232	PACCAR, Inc.	$10,978
78	Pall Corp.	2,712
106	Parker Hannifin Corp.	8,464
136	Pitney Bowes, Inc.	4,911
89	Precision Castparts Corp.	10,463
139	R.R. Donnelley & Sons Co.	4,259
270	Raytheon Co.	17,272
100	Robert Half International, Inc.	2,370
96	Rockwell Automation, Inc.	5,206
102	Rockwell Collins, Inc.	6,437
36	Ryder System, Inc.	2,465
473	Southwest Airlines Co.	6,263
65	Terex Corp.*	4,529
157	Textron, Inc.	9,579
109	Trane, Inc.	5,070
306	Tyco International Ltd. (Bermuda)	14,318
165	Union Pacific Corp.	23,956
653	United Parcel Service, Inc., Class B	47,283
620	United Technologies Corp.	44,931
42	W.W. Grainger, Inc.	3,642
313	Waste Management, Inc.	11,299
		898,997
	Information Technology—16.3%
336	Adobe Systems, Inc. *	12,529
391	Advanced Micro Devices, Inc.*	2,330
62	Affiliated Computer Services, Inc., Class A*	3,284
231	Agilent Technologies, Inc.*	6,979
108	Akamai Technologies, Inc.*	3,863
199	Altera Corp.	4,235
186	Analog Devices, Inc.	5,991
555	Apple, Inc.*	96,542
855	Applied Materials, Inc.	15,954
149	Autodesk, Inc.*	5,662
330	Automatic Data Processing, Inc.	14,586
122	BMC Software, Inc.*	4,241
301	Broadcom Corp., Class A*	7,814
246	CA, Inc.	5,446
53	Ciena Corp.*	1,792
3,764	Cisco Systems, Inc.*	96,509
119	Citrix Systems, Inc.*	3,897
186	Cognizant Technology Solutions Corp., Class A*	5,999
106	Computer Sciences Corp.*	4,621
175	Compuware Corp.*	1,320
81	Convergys Corp.*	1,273
995	Corning, Inc.	26,576
1,290	Dell, Inc.*	24,033
704	eBay, Inc.*	22,028
201	Electronic Arts, Inc.*	10,345
322	Electronic Data Systems Corp.	5,976

See Notes to Financial Statements.

49

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,326	EMC Corp.*	$20,420
111	Fidelity National Information Services, Inc.	4,003
105	Fiserv, Inc.*	5,308
147	Google, Inc., Class A*	84,421
1,557	Hewlett-Packard Co.	72,167
3,655	Intel Corp.	81,360
875	International Business Machines Corp.	105,613
207	Intuit, Inc.*	5,583
130	Jabil Circuit, Inc.	1,414
145	JDS Uniphase Corp.*	2,075
331	Juniper Networks, Inc.*	9,142
116	KLA-Tencor Corp.	5,067
59	Lexmark International, Inc., Class A*	1,852
140	Linear Technology Corp.	4,894
428	LSI Corp.*	2,654
144	MEMC Electronic Materials, Inc.*	9,068
123	Microchip Technology, Inc.	4,520
480	Micron Technology, Inc.*	3,706
5,054	Microsoft Corp.	144,141
89	Molex, Inc.	2,526
1,423	Motorola, Inc.	14,173
144	National Semiconductor Corp.	2,936
222	NetApp, Inc.*	5,372
217	Novell, Inc.*	1,363
68	Novellus Systems, Inc.*	1,486
351	Nvidia Corp.*	7,213
2,497	Oracle Corp.*	52,062
204	Paychex, Inc.	7,419
85	QLogic Corp.*	1,357
1,018	QUALCOMM, Inc.	43,967
144	SanDisk Corp.*	3,901
500	Sun Microsystems, Inc.*	7,830
535	Symantec Corp.*	9,213
267	Tellabs, Inc.*	1,378
117	Teradata Corp.*	2,491
108	Teradyne, Inc.*	1,435
837	Texas Instruments, Inc.	24,407
129	Total System Services, Inc.	3,070
307	Tyco Electronics Ltd.	11,485
216	Unisys Corp.*	899
137	VeriSign, Inc.*	4,939
473	Western Union (The) Co.	10,879
580	Xerox Corp.	8,103
184	Xilinx, Inc.	4,558
845	Yahoo!, Inc.*	23,161
		1,218,856
	Materials—3.6%
135	Air Products & Chemicals, Inc.	13,288
514	Alcoa, Inc.	17,877
65	Allegheny Technologies, Inc.	4,474

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
35	Ashland, Inc.	$1,856
61	Ball Corp.	3,281
62	Bemis Co., Inc.	1,631
593	Dow Chemical (The) Co.	23,809
568	E.I. du Pont de Nemours & Co.	27,780
51	Eastman Chemical Co.	3,749
111	Ecolab, Inc.	5,102
241	Freeport-McMoRan Copper & Gold, Inc., Class B	27,413
71	Hercules, Inc.	1,335
50	International Flavors & Fragrances, Inc.	2,281
270	International Paper Co.	7,066
109	MeadWestvaco Corp.	2,867
346	Monsanto Co.	39,450
286	Newmont Mining Corp.	12,644
181	Nucor Corp.	13,666
81	Pactiv Corp.*	1,927
105	PPG Industries, Inc.	6,444
198	Praxair, Inc.	18,079
81	Rohm & Haas Co.	4,329
105	Sealed Air Corp.	2,655
83	Sigma-Aldrich Corp.	4,733
64	Titanium Metals Corp.	975
75	United States Steel Corp.	11,546
69	Vulcan Materials Co.	4,749
132	Weyerhaeuser Co.	8,432
		273,438
	Telecommunication Services—3.5%
256	American Tower Corp., Class A*	11,116
3,811	AT&T, Inc.	147,525
67	CenturyTel, Inc.	2,174
203	Citizens Communications Co.	2,176
99	Embarq Corp.	4,115
23	Fairpoint Communications, Inc.	212
971	Qwest Communications International, Inc.	5,010
1,799	Sprint Nextel Corp.	14,374
1,813	Verizon Communications, Inc.	69,764
291	Windstream Corp.	3,416
		259,882
	Utilities—3.7%
423	AES (The) Corp.*	7,343
105	Allegheny Energy, Inc.	5,649
135	Ameren Corp.	6,124
253	American Electric Power Co., Inc.	11,291
212	CenterPoint Energy, Inc.	3,227
139	CMS Energy Corp.	2,027
175	Consolidated Edison, Inc.	7,280
112	Constellation Energy Group, Inc.	9,481
363	Dominion Resources, Inc.	15,751
105	DTE Energy Co.	4,233

See Notes to Financial Statements.

50

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
797	Duke Energy Corp.	$14,593
320	Dynegy, Inc., Class A*	2,758
205	Edison International	10,695
121	Entergy Corp.	13,898
418	Exelon Corp.	35,730
192	FirstEnergy Corp.	14,523
258	FPL Group, Inc.	17,102
48	Integrys Energy Group, Inc.	2,299
27	Nicor, Inc.	948
174	NiSource, Inc.	3,115
126	Pepco Holdings, Inc.	3,139
225	PG&E Corp.	9,000
65	Pinnacle West Capital Corp.	2,206
235	PPL Corp.	11,285
168	Progress Energy, Inc.	7,054
321	Public Service Enterprise Group, Inc.	14,095
111	Questar Corp.	6,885
165	Sempra Energy	9,351
483	Southern Co.	17,981
130	TECO Energy, Inc.	2,081
277	Xcel Energy, Inc.	5,762
		276,906
	Total Common Stocks and Other Equity Interests (Cost $7,613,211)	7,628,034
	Money Market Fund—0.1%
5,958	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $5,958)	5,958
	Total Investments (Cost $7,619,169)—101.8%	7,633,992
	Liabilities in excess of other assets—(1.8%)	(133,249)
	Net Assets—100.0%	$7,500,743

*  Non-income producing security.

(a)  Except as otherwise noted, a portion of all securities in the portfolio are subject to call options written. See Note 2H.

(b)  Security not subject to call options written.

See Notes to Financial Statements.

51

Schedule of Investments

PowerShares Value Line Industry Rotation Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace/Defense—1.3%
8,179	Raytheon Co.	$523,211
	Agriculture—1.4%
9,320	Universal Corp.	598,251
	Beverages—3.7%
9,141	Coca-Cola (The) Co.	538,130
21,694	Coca-Cola Enterprises, Inc.	488,115
15,909	Green Mountain Coffee Roasters, Inc.*	512,270
		1,538,515
	Biotechnology—2.2%
37,678	Millennium Pharmaceuticals, Inc.*	937,052
	Chemicals—5.2%
7,345	Agrium Inc (Canada)	580,254
4,505	Monsanto Co.	513,660
4,705	Mosaic (The) Co.*	576,409
8,078	NewMarket Corp.	524,505
		2,194,828
	Closed-end Funds—1.3%
49,282	DNP Select Income Fund, Inc.**	539,638
	Coal—1.4%
9,992	Arch Coal, Inc.	573,141
	Commercial Services—4.1%
8,306	Apollo Group, Inc., Class A*	422,775
11,598	DeVry, Inc.	661,086
9,695	FTI Consulting, Inc.*	620,480
		1,704,341
	Computers—3.8%
8,424	IHS, Inc., Class A*	556,405
15,853	Micros Systems, Inc.*	565,160
16,007	Western Digital Corp.*	464,043
		1,585,608
	Distribution/Wholesale—1.5%
29,586	LKQ Corp.*	643,791
	Diversified Financial Services—1.2%
13,238	Nasdaq Stock Market (The), Inc.*	482,525
	Electric—1.3%
9,950	ITC Holdings, Corp.	555,011
	Electronics—4.2%
11,481	Axsys Technologies, Inc.*	626,289
50,565	Flextronics International Ltd. (Singapore)*	525,370
17,716	FLIR Systems, Inc.*	608,190
		1,759,849

Number of Shares		Value
	Common Stocks (Continued)
	Engineering & Construction—2.8%
4,044	Fluor Corp.	$618,206
6,539	Jacobs Engineering Group, Inc.*	564,512
		1,182,718
	Environmental Control—2.6%
21,815	American Ecology Corp.	579,842
9,633	Stericycle, Inc.*	514,210
		1,094,052
	Food—2.7%
17,962	Safeway, Inc.	567,599
18,136	Sysco Corp.	554,418
		1,122,017
	Gas—2.8%
8,547	Energen Corp.	583,248
20,219	Vectren Corp.	571,793
		1,155,041
	Healthcare - Products—2.4%
1,837	Intuitive Surgical, Inc.*	531,371
10,133	Varian Medical Systems, Inc.*	475,035
		1,006,406
	Healthcare - Services—2.3%
11,488	Amedisys, Inc.*	595,079
7,731	Humana, Inc.*	369,464
		964,543
	Home Furnishings—2.6%
25,142	Matsushita Electric Industrial Company Ltd. ADR (Japan)	587,569
11,124	Sony Corp. ADR (Japan)	509,368
		1,096,937
	Insurance—3.8%
8,460	AFLAC, Inc.	564,029
6,949	PartnerRe Ltd.	514,087
7,737	Transatlantic Holdings, Inc.	501,744
		1,579,860
	Internet—4.3%
7,589	Amazon.com, Inc.*	596,723
53,341	eResearch Technology, Inc.*	649,693
4,300	Priceline.com, Inc.*	548,852
		1,795,268
	Machinery - Construction & Mining—1.5%
5,118	Bucyrus International, Inc., Class A	644,510
	Machinery - Diversified—3.0%
30,378	iRobot Corp.*	487,263
7,338	Lindsay Corp.	764,033
		1,251,296

See Notes to Financial Statements.

52

Schedule of Investments (Continued)

PowerShares Value Line Industry Rotation Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
	Media—1.0%
14,737	Scholastic Corp.*	$414,847
	Metal Fabricate/Hardware—3.9%
9,225	Dynamic Materials Corp.	433,852
17,774	Mueller Industries, Inc.	575,344
6,499	Valmont Industries, Inc.	639,892
		1,649,088
	Mining—2.1%
10,763	Barrick Gold Corp. (Canada)	415,667
13,883	PAN American Silver Corp. (Canada)*	465,081
		880,748
	Oil & Gas—7.2%
4,746	Apache Corp.	639,191
9,621	Imperial Oil Ltd. (Canada)	563,213
6,732	Murphy Oil Corp.	608,169
8,350	Range Resources Corp.	554,273
15,972	Southwestern Energy Co.*	675,775
		3,040,621
	Oil & Gas Services—2.7%
8,131	National Oilwell Varco, Inc.*	556,567
3,785	Transocean, Inc.*	558,136
		1,114,703
	Packaging & Containers—1.2%
9,439	Owens-Illinois, Inc.*	520,561
	Pharmaceuticals—5.6%
8,523	Express Scripts, Inc.*	596,779
11,579	Medco Health Solutions, Inc.*	573,624
15,030	OSI Pharmaceuticals, Inc.*	520,790
15,541	Perrigo Co.	637,025
		2,328,218
	Semiconductors—2.3%
19,037	ATMI, Inc.*	560,450
6,652	MEMC Electronic Materials, Inc.*	418,876
		979,326
	Software—5.1%
14,001	Ansys, Inc.*	563,260
16,492	BMC Software, Inc.*	573,262
24,708	Eclipsys Corp.*	513,185
30,260	Informatica Corp.*	482,950
		2,132,657
	Telecommunications—2.5%
22,464	Corning, Inc.	600,014
14,288	Nokia Oyj ADR (Finland)	429,640
		1,029,654

Number of Shares		Value
	Common Stocks (Continued)
	Transportation—3.0%
10,320	CSX Corp.	$649,644
16,639	Genesee & Wyoming, Inc., Class A*	593,680
		1,243,324
	Total Common Stocks (Cost $40,134,369)	41,862,156
	Money Market Fund—0.1%
50,107	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $50,107)	50,107
	Total Investments (Cost $40,184,476)—100.1%	41,912,263
	Liabilities in excess of other assets—(0.1%)	(62,085)
	Net Assets—100.0%	$41,850,178

ADR American Depository Receipt.

*  Non-income producing security

**  Closed-end management investment company.

See Notes to Financial Statements.

53

Schedule of Investments

PowerShares Value Line TimelinessTM Select Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—10.6%
27,865	Deckers Outdoor Corp.*	$3,847,321
101,043	Fossil, Inc.*	3,616,329
74,719	GameStop Corp., Class A*	4,112,533
160,593	Matsushita Electric Industrial Co. Ltd. ADR (Japan)	3,753,058
27,862	priceline.com, Inc.*	3,556,306
		18,885,547
	Consumer Staples—3.7%
44,129	Chattem, Inc.*	3,083,735
58,562	Coca-Cola (The) Co.	3,447,544
		6,531,279
	Energy—10.9%
43,383	Murphy Oil Corp.	3,919,220
53,183	Range Resources Corp.	3,530,288
101,808	Southwestern Energy Co.*	4,307,497
24,466	Transocean, Inc.*	3,607,756
49,881	Weatherford International Ltd.*	4,023,900
		19,388,661
	Financials—5.8%
53,738	AFLAC, Inc.	3,582,712
167,472	Charles Schwab (The) Corp.	3,617,395
84,788	Nasdaq OMX (The) Group*	3,090,523
		10,290,630
	Health Care—7.6%
72,138	Amedisys, Inc.*	3,736,748
100,956	Meridian Bioscience, Inc.	2,718,745
97,190	Perrigo Co.	3,983,819
63,759	Varian Medical Systems, Inc.*	2,989,022
		13,428,334
	Industrials—13.8%
51,074	AGCO Corp.*	3,071,080
87,018	Copart, Inc.*	3,556,426
38,671	Deere & Co.	3,251,071
108,326	Herman Miller, Inc.	2,527,246
40,592	Jacobs Engineering Group, Inc.*	3,504,307
49,125	Lindsay Corp.	5,114,894
65,783	McDermott International, Inc.*	3,524,653
		24,549,677
	Information Technology—32.0%
89,903	Amphenol Corp., Class A	4,151,720
93,396	Ansys, Inc.*	3,757,321
28,743	Apple, Inc.*	4,999,844
105,408	BMC Software, Inc.*	3,663,982
7,072	Google, Inc., Class A*	4,061,379
31,262	International Business Machines Corp.	3,773,323
79,008	Mantech International Corp., Class A*	3,774,212
42,272	MEMC Electronic Materials, Inc. *	2,661,868
101,972	Micros Systems, Inc.*	3,635,302

Number of Shares		Value
	Common Stocks (Continued)
123,621	Microsoft Corp.	$3,525,671
92,640	Nokia Oyj ADR (Finland)	2,785,685
181,423	Oracle Corp.*	3,782,670
31,658	Research In Motion Ltd. (Canada)*	3,850,563
100,718	Sigma Designs, Inc.*	1,800,838
136,032	SRA International, Inc., Class A*	3,573,561
103,726	Western Digital Corp.*	3,007,017
		56,804,956
	Materials—11.8%
46,325	Agrium, Inc. (Canada)	3,659,675
73,397	E.I. du Pont de Nemours & Co.	3,589,847
28,229	Monsanto Co.	3,218,671
29,402	Mosaic (The) Co.*	3,602,039
90,354	Pan American Silver Corp. (Canada)*	3,026,859
20,947	Potash Corp. of Saskatchewan (Canada)	3,853,201
		20,950,292
	Telecommunications Services—1.9%
39,834	Telefonica SA ADR (Spain)	3,440,861
	Utilities—2.0%
63,379	ITC Holdings Corp.	3,535,281
	Total Investments (Cost $174,544,342)—100.1%	177,805,518
	Liabilities in excess of other assets—(0.1%)	(136,932)
	Net Assets—100.0%	$177,668,586

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.

54

Schedule of Investments

PowerShares Water Resources Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.7%
	Biotechnology—2.8%
882,817	Millipore Corp.*	$61,885,472
	Electrical Components & Equipment—3.0%
1,249,953	Emerson Electric Co.	65,322,544
	Electronics—13.4%
2,865,625	Agilent Technologies, Inc.*	86,570,532
1,303,518	Badger Meter, Inc.(a)	67,874,182
906,862	Itron, Inc.*	84,410,715
2,018,344	Watts Water Technologies, Inc., Class A(a)	54,232,903
		293,088,332
	Engineering & Construction—15.0%
3,771,250	Aecom Technology Corp.*	103,558,525
2,469,676	Insituform Technologies, Inc., Class A*(a)	41,786,918
1,652,447	Layne Christensen Co.*(a)	70,509,913
2,800,775	URS Corp.*	112,983,264
		328,838,620
	Environmental Control—9.8%
3,594,994	Calgon Carbon Corp.*(a)	51,228,665
2,728,689	Nalco Holding Co.	62,732,560
4,799,496	Tetra Tech, Inc.*(a)	101,413,350
		215,374,575
	Hand/Machine Tools—2.9%
1,624,345	Franklin Electric Co., Inc.(a)	62,894,638
	Machinery - Diversified—12.6%
1,545,240	Gorman-Rupp (The) Co.(a)	54,129,757
1,946,394	IDEX Corp.	71,413,196
869,685	Lindsay Corp.(a)	90,551,603
990,403	Roper Industries, Inc.	61,523,834
		277,618,390
	Metal Fabricate/Hardware—7.3%
6,925,148	Mueller Water Products, Inc., Class B(a)	54,985,675
1,068,774	Valmont Industries, Inc.	105,231,488
		160,217,163
	Miscellaneous Manufacturing—21.8%
704,244	Ameron International Corp.(a)	69,579,307
1,112,768	Danaher Corp.	86,818,160
1,735,016	General Electric Co.	56,735,023
1,128,140	ITT Corp.	72,200,960
1,571,291	Pall Corp.	54,633,788
1,870,490	Pentair, Inc.	68,890,147
594,805	Siemens AG ADR (Germany)	70,454,652
		479,312,037

Number of Shares		Value
	Common Stocks (Continued)
	Water—11.1%
573,634	American States Water Co.	$20,088,663
1,144,962	Aqua America, Inc.	21,101,650
539,846	California Water Service Group	20,892,040
478,489	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	24,225,898
911,139	Consolidated Water Co., Inc. (Cayman Islands)(a)	21,593,994
676,119	SJW Corp.	20,330,898
1,939,749	Southwest Water Co.(a)	21,608,804
1,301,342	Veolia Environnement ADR (France)	94,282,228
		244,124,175
	Total Common Stocks (Cost $2,064,927,588)	2,188,675,946
	Money Market Fund—0.0%
678,721	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $678,721)	678,721
	Total Investments (Cost $2,065,606,309)—99.7%	2,189,354,667
	Other assets less liabilities—0.3%	7,297,507
	Net Assets—100.0%	$2,196,652,174

ADR American Depositary Receipt.

*  Non-income producing security.

(a)  Affiliated Investment. See Note 4.

See Notes to Financial Statements.

55

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.8%
	Auto Parts & Equipment—3.2%
1,614,579	Amerigon, Inc.*(a)	$23,702,020
1,298,370	Fuel Systems Solutions, Inc.*(a)	24,240,568
		47,942,588
	Chemicals—7.6%
359,063	Air Products & Chemicals, Inc.	35,342,571
603,251	OM Group, Inc.*	33,034,025
1,636,289	Zoltek Cos., Inc.*(a)	43,639,827
		112,016,423
	Computers—3.7%
3,162,972	Echelon Corp.*(a)	35,615,065
1,743,354	Maxwell Technologies, Inc.*(a)	18,601,587
		54,216,652
	Electric—11.1%
1,927,458	Calpine Corp.*	37,970,923
1,139,223	IDACORP, Inc.	36,956,394
1,044,164	Ormat Technologies, Inc.	51,477,285
1,543,390	Portland General Electric Co.	37,041,360
		163,445,962
	Electrical Components & Equipment—12.4%
4,538,982	Active Power, Inc.*(a)	6,173,016
1,595,042	American Superconductor Corp.*	40,322,662
4,711,871	China BAK Battery, Inc.*(a)	17,528,160
1,283,282	Energy Conversion Devices, Inc.*	41,822,160
2,876,020	Medis Technologies Ltd.*(a)	24,129,808
1,358,261	Ultralife Batteries, Inc.*(a)	13,990,088
2,631,249	Universal Display Corp.*(a)	38,916,173
		182,882,067
	Electronics—2.6%
404,710	Itron, Inc.*	37,670,407
	Energy - Alternate Sources—40.5%
637,281	Ascent Solar Technologies, Inc.*	10,228,360
6,348,323	Ballard Power Systems, Inc. (Canada)*(a)	26,726,440
1,632,807	Comverge, Inc.*(a)	21,422,428
5,081,391	Evergreen Solar, Inc.*	43,649,149
195,874	First Solar, Inc.*	57,193,249
4,120,503	FuelCell Energy, Inc.*(a)	36,384,041
2,752,219	Gushan Environmental Energy Ltd. ADR (China)	34,402,738
2,436,986	JA Solar Holdings Co. Ltd. ADR (China)*	58,512,033
4,433,704	Nova Biosource Fuels, Inc.*	5,054,423
407,112	Ocean Power Technologies, Inc.*	3,961,200
3,615,474	Pacific Ethanol, Inc.*(a)	12,401,076
7,812,425	Plug Power, Inc.*(a)	25,234,133
599,305	SunPower Corp., Class A*	52,301,347

Number of Shares		Value
	Common Stocks (Continued)
1,165,729	Suntech Power Holdings Co. Ltd. ADR (China)*	$52,143,058
1,400,946	Trina Solar Ltd. ADR (Cayman Islands)*	59,091,902
4,310,807	VeraSun Energy Corp.*	26,899,436
5,616,251	Verenium Corp.*(a)	16,848,753
2,488,236	Yingli Green Energy Holding Co. Ltd. ADR (China)*	54,815,839
		597,269,605
	Food—2.4%
2,728,711	Cosan Ltd., Class A (Brazil)*	36,182,708
	Machinery - Diversified—1.2%
1,588,661	Raser Technologies, Inc.*	17,252,858
	Semiconductors—15.1%
1,888,834	Applied Materials, Inc.	35,245,642
1,252,581	Cree, Inc.*	32,567,106
4,643,967	Emcore Corp.*(a)	28,699,716
1,716,859	International Rectifier Corp.*	39,075,711
532,511	MEMC Electronic Materials, Inc.*	33,532,217
1,984,093	Renesola Ltd. ADR (British Virgin Islands)*	33,233,558
763,166	Rubicon Technology, Inc.*	16,835,442
238,228	Spire Corp.*	3,180,344
		222,369,736
	Total Investments (Cost $1,656,552,305)—99.8%	1,471,249,006
	Other assets less liabilities—0.2%	2,643,816
	Net Assets—100.0%	$1,473,892,822

ADR American Depositary Receipt.

*  Non-income producing security.

(a)  Affiliated Investment. See Note 4.

The fund has holdings greater than 10% of net assets in the following country:

China	13.6%

See Notes to Financial Statements.

56

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace/Defense—2.4%
20,798	United Technologies Corp.	$1,507,231
	Agriculture—3.2%
43,632	Andersons (The), Inc.	1,983,074
	Auto Parts & Equipment—7.6%
116,951	Exide Technologies*	1,706,315
41,866	Johnson Controls, Inc.	1,476,195
59,248	Tenneco, Inc.*	1,515,564
		4,698,074
	Chemicals—8.5%
69,137	Methanex Corp. (Canada)	1,621,954
18,604	Praxair, Inc.	1,698,731
68,456	Sociedad Quimica y Minera de Chile S.A. ADR (Chile)	1,951,681
		5,272,366
	Electric—10.5%
19,631	A-Power Energy Generation Systems Ltd.*	309,581
27,686	CPFL Energia S.A. ADR (Brazil)	2,051,533
25,876	EnerNOC, Inc.*	399,008
103,286	Enersis S.A. ADR (Chile)	1,950,040
27,712	FPL Group, Inc.	1,837,028
		6,547,190
	Electrical Components & Equipment—8.0%
17,147	Energizer Holdings, Inc.*	1,355,642
65,247	EnerSys*	1,526,780
90,483	GrafTech International Ltd.*	1,777,990
24,029	PowerSecure International, Inc.*	292,193
		4,952,605
	Electronics—6.2%
96,289	AU Optronics Corp. ADR (Taiwan, Republic of China)	1,879,561
37,206	Badger Meter, Inc.	1,937,317
		3,816,878
	Energy-Alternate Sources—8.4%
55,046	Aventine Renewable Energy Holdings, Inc.*	241,652
146,235	Clean Energy Fuels Corp.*	1,903,980
52,378	Covanta Holding Corp.*	1,394,826
194,325	Evergreen Energy, Inc.*	285,658
120,994	Headwaters, Inc.*	1,382,961
		5,209,077
	Environmental Control—6.6%
72,335	EnergySolutions, Inc.	1,580,520
82,953	Fuel Tech, Inc.*	2,131,892
325,332	Rentech, Inc.*	409,918
		4,122,330

Number of Shares		Value
	Common Stocks (Continued)
	Hand/Machine Tools—3.0%
56,931	Baldor Electric Co.	$1,844,564
	Investment Companies—0.5%
41,661	Harris & Harris Group, Inc.*	331,205
	Mining—7.3%
56,359	Cameco Corp. (Canada)	1,972,001
43,541	Uranium Resources, Inc.*	259,504
500,078	USEC, Inc.*	2,320,363
		4,551,868
	Miscellaneous Manufacturing—7.6%
17,612	Eaton Corp.	1,547,038
70,586	Hexcel Corp.*	1,579,715
13,358	Siemens AG ADR (Germany)	1,582,255
		4,709,008
	Oil & Gas—16.8%
40,758	Chesapeake Energy Corp.	2,107,189
33,765	Questar Corp.	2,094,443
30,016	Range Resources Corp.	1,992,462
32,039	Sasol Ltd. ADR (South Africa)	1,815,009
57,587	Southwestern Energy Co.*	2,436,506
		10,445,609
	Semiconductors—0.4%
33,358	O2Micro International Ltd. ADR (Cayman Islands)*	253,187
	Telecommunications—3.0%
68,684	Corning, Inc.	1,834,550
	Total Common Stocks (Cost $60,096,938)	62,078,816
	Money Market Fund—0.1%
90,692	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $90,692)	90,692
	Total Investments (Cost $60,187,630)—100.1%	62,169,508
	Liabilities in excess of other assets—(0.1%)	(72,070)
	Net Assets—100.0%	$62,097,438

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.

57

Statements of Assets and Liabilities

April 30, 2008

	PowerShares Aerospace & Defense Portfolio	PowerShares CleantechTM Portfolio	PowerShares DWA Technical Leaders Portfolio	PowerShares Golden Dragon Halter USX China Portfolio	PowerShares Listed Private Equity Portfolio	PowerShares Lux Nanotech Portfolio
ASSETS:
Unaffiliated investments at value	$257,190,524	$114,369,216	$363,586,621	$526,791,170	$102,740,258	$67,011,176
Affiliated investments at value	—	—	—	—	—	17,021,735
Cash	412,866	64,679	144,034	54,903	375,654	460,964
Receivables:
Dividends	63,887	10,971	98,166	1,945,039	23,097	13,334
Shares sold	—	—	10,545,416	2,850,777	2,041,332	—
Expense waivers due from Adviser	8,120	21	—	26,408	—	7,241
Investments sold	—	—	—	5,753,048	323,822	—
Total Assets	257,675,397	114,444,887	374,374,237	537,421,345	105,504,163	84,514,450
LIABILITIES:
Due to custodian	—	—	—	—	—	—
Payables:
Investments purchased	—	—	10,549,749	2,850,888	2,015,447	—
Shares repurchased	—	—	—	5,754,200	—	—
Expense recapture due to Adviser	—	—	61,429	—	13,878	—
Open written options, at value (premium received $144,450)	—	—	—	—	—	—
Accrued advisory fees	102,262	45,649	138,429	196,887	40,372	35,439
Accrued expenses	77,670	62,931	110,826	136,369	55,283	50,796
Total Liabilities	179,932	108,580	10,860,433	8,938,344	2,124,980	86,235
NET ASSETS	$257,495,465	$114,336,307	$363,513,804	$528,483,001	$103,379,183	$84,428,215
NET ASSETS CONSIST OF:
Shares of beneficial interest	$283,744,451	$118,767,623	$378,936,539	$624,025,253	$148,479,279	$127,448,108
Undistributed net investment income (loss)	215,472	—	—	—	1,142,260	—
Accumulated net realized gain (loss) on investments	(9,707,030)	(5,860,791)	(31,367,633)	(27,397,621)	(10,563,018)	(18,224,782)
Net unrealized appreciation (depreciation) on investments	(16,757,428)	1,429,475	15,944,898	(68,144,631)	(35,679,338)	(24,795,111)
Net Assets	$257,495,465	$114,336,307	$363,513,804	$528,483,001	$103,379,183	$84,428,215
Shares outstanding (unlimited amount authorized, $0.01 par value)	12,300,000	3,400,000	14,000,000	18,300,000	5,100,000	6,000,000
Net asset value	$20.93	$33.63	$25.97	$28.88	$20.27	$14.07
Unaffiliated investments at cost	$273,947,952	$112,939,741	$347,641,723	$594,935,801	$138,419,596	$88,303,766
Affiliated investments at cost	—	—	—	—	—	$20,524,256

See Notes to Financial Statements.

58

	PowerShares S&P 500 BuyWrite Portfolio	PowerShares Value Line Industry Rotation Portfolio	PowerShares Value Line TimelinessTM Select Portfolio	PowerShares Water Resources Portfolio	PowerShares WilderHill Clean Energy Portfolio	PowerShares WilderHill Progressive Energy Portfolio
ASSETS:
Unaffiliated investments at value	$7,633,992	$41,912,263	$177,805,518	$1,426,964,958	$1,056,996,107	$62,169,508
Affiliated investments at value	—	—	—	762,389,709	414,252,899	—
Cash	6,928	—	—	5,082,046	1,632,155	—
Receivables:
Dividends	4,967	12,520	55,286	1,673,966	473,356	87,055
Shares sold	2,502,380	—	—	14,551,366	10,547,681	—
Expense waivers due from Adviser	—	—	11,596	75,183	90,756	—
Investments sold	—	—	3,377,193	—	—	—
Total Assets	10,148,267	41,924,783	181,249,593	2,210,737,228	1,483,992,954	62,256,563
LIABILITIES:
Due to custodian	—	12,736	50,739	—	—	75,025
Payables:
Investments purchased	2,542,598	—	—	12,751,648	9,105,295	—
Shares repurchased	—	—	3,376,604	—	—	—
Expense recapture due to Adviser	—	1,872	—	—	—	5,162
Open written options, at value (premium received $144,450)	101,871	—	—	—	—	—
Accrued advisory fees	3,055	16,911	74,380	867,308	606,500	24,502
Accrued expenses	—	43,086	79,284	466,098	388,337	54,436
Total Liabilities	2,647,524	74,605	3,581,007	14,085,054	10,100,132	159,125
NET ASSETS	$7,500,743	$41,850,178	$177,668,586	$2,196,652,174	$1,473,892,822	$62,097,438
NET ASSETS CONSIST OF:
Shares of beneficial interest	$7,419,561	$47,203,780	$244,397,040	$2,154,848,340	$1,860,605,397	$65,085,798
Undistributed net investment income (loss)	3,126	—	—	229,824	—	—
Accumulated net realized gain (loss) on investments	20,654	(7,081,389)	(69,989,630)	(82,174,348)	(201,409,276)	(4,970,238)
Net unrealized appreciation (depreciation) on investments	57,402	1,727,787	3,261,176	123,748,358	(185,303,299)	1,981,878
Net Assets	$7,500,743	$41,850,178	$177,668,586	$2,196,652,174	$1,473,892,822	$62,097,438
Shares outstanding (unlimited amount authorized, $0.01 par value)	300,000	1,500,000	10,600,000	106,300,000	70,400,000	2,200,000
Net asset value	$25.00	$27.90	$16.76	$20.66	$20.94	$28.23
Unaffiliated investments at cost	$7,619,169	$40,184,476	$174,544,342	$1,394,286,337	$1,047,393,824	$60,187,630
Affiliated investments at cost	—	—	—	$671,319,972	$609,158,481	—

59

Statements of Operations

	PowerShares Aerospace & Defense Portfolio	PowerShares CleantechTM Portfolio	PowerShares DWA Technical Leaders Portfolio	PowerShares Golden Dragon Halter USX China Portfolio	PowerShares Listed Private Equity Portfolio	PowerShares Lux Nanotech Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008
INVESTMENT INCOME:
Unaffiliated dividend income	$2,818,995	$296,231	$1,376,077	$6,740,425	$7,757,917	$670,904
Affiliated dividend income	3,210	19	202	3,211	23,157	—
Foreign withholding taxes	(1,311)	(14,940)	—	(7,889)	—	(473)
Total Income	2,820,894	281,310	1,376,279	6,735,747	7,781,074	670,431
EXPENSES:
Advisory fees	1,520,817	365,806	1,080,236	3,029,609	676,065	629,641
Sub-licensing	182,497	54,871	216,047	557,983	135,213	125,928
Administration & Accounting fees	91,203	78,681	84,570	170,963	76,692	80,738
Printing	52,133	12,798	5,711	94,895	18,500	17,405
Custodian & transfer agent fees	19,218	7,182	13,750	34,367	9,532	9,449
Audit	15,848	15,848	16,006	15,848	15,848	15,848
Trustees	12,864	6,176	9,498	21,897	8,402	7,874
Legal	11,672	—	12,379	19,568	—	5,136
Listing fee and expenses	8,743	45	2,500	8,470	243	8,652
Registration & filings	632	1,805	7,287	—	494	—
Offering costs	—	13,432	17,758	—	18,126	—
Other expenses	23,080	7,702	11,409	35,536	13,604	20,528
Total Expenses	1,938,707	564,346	1,477,151	3,989,136	972,719	921,199
(Waivers) and/or Recapture	68,771	(57,076)	52,829	204,381	(8,102)	(39,701)
Net Expenses	2,007,478	507,270	1,529,980	4,193,517	964,617	881,498
Net Investment Income (Loss)	813,416	(225,960)	(153,701)	2,542,230	6,816,457	(211,067)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(6,746,467)	(4,816,213)	(31,306,112)	(21,250,942)	(10,463,110)	(11,561,780)
Written options	—	—	—	—	—	—
In-kind redemptions	38,035,868	12,021,651	11,599,036	246,564,038	4,669,362	6,523,699
Net realized gain (loss)	31,289,401	7,205,438	(19,707,076)	225,313,096	(5,793,748)	(5,038,081)
Net change in unrealized appreciation (depreciation) Investments	(37,436,934)	423,812	13,955,713	(101,212,578)	(40,433,048)	(20,211,100)
Written options	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(37,436,934)	423,812	13,955,713	(101,212,578)	(40,433,048)	(20,211,100)
Net realized and unrealized gain (loss)	(6,147,533)	7,629,250	(5,751,363)	124,100,518	(46,226,796)	(25,249,181)
Net increase (decrease) in net assets resulting from operations	$(5,334,117)	$7,403,290	$(5,905,064)	$126,642,748	$(39,410,339)	$(25,460,248)

*  Commencement of Investment Operations.

See Notes to Financial Statements.

60

	PowerShares S&P 500 BuyWrite Portfolio	PowerShares Value Line Industry Rotation Portfolio	PowerShares Value Line TimelinessTM Select Portfolio	PowerShares Water Resources Portfolio	PowerShares WilderHill Clean Energy Portfolio	PowerShares WilderHill Progressive Energy Portfolio
	For the Period December 19, 2007* Through April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008
INVESTMENT INCOME:
Unaffiliated dividend income	$22,744	$297,012	$1,217,901	$16,657,954	$4,395,702	$513,967
Affiliated dividend income	2	2,173	—	4,376,434	—	1,757
Foreign withholding taxes	—	(2,298)	(14,935)	(832,462)	(8,456)	(12,816)
Total Income	22,746	296,887	1,202,966	20,201,926	4,387,246	502,908
EXPENSES:
Advisory fees	9,120	196,061	1,031,063	9,835,346	6,231,276	243,806
Sub-licensing	—	39,212	206,213	1,475,303	1,252,086	48,761
Administration & Accounting fees	—	80,541	80,738	561,440	354,333	78,771
Printing	—	6,674	17,593	261,493	251,199	4,908
Custodian & transfer agent fees	—	6,415	13,933	104,262	67,493	6,321
Audit	—	16,006	15,848	15,848	15,848	15,848
Trustees	—	5,455	10,479	55,020	36,361	5,693
Legal	—	—	8,002	71,333	39,952	—
Listing fee and expenses	—	1,907	28,247	10,605	11,628	46
Registration & filings	—	455	—	2,115	12,483	641
Offering costs	—	11,145	—	—	—	14,563
Other expenses	—	8,253	26,384	93,203	63,229	7,758
Total Expenses	9,120	372,124	1,438,500	12,485,968	8,335,888	427,116
(Waivers) and/or Recapture	—	(86,494)	4,989	139,671	(7,102)	(71,221)
Net Expenses	9,120	285,630	1,443,489	12,625,639	8,328,786	355,895
Net Investment Income (Loss)	13,626	11,257	(240,523)	7,576,287	(3,941,540)	147,013
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(10,604)	(6,701,862)	(34,836,406)	(50,593,133)	(73,344,816)	(4,847,974)
Written options	31,258	—	—	—	—	—
In-kind redemptions	—	6,145,696	44,586,258	163,299,854	294,335,763	2,781,985
Net realized gain (loss)	20,654	(556,166)	9,749,852	112,706,721	220,990,947	(2,065,989)
Net change in unrealized appreciation (depreciation) Investments	14,823	(11,149)	(20,623,471)	(5,048)	(213,773,816)	144,615
Written options	42,579	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	57,402	(11,149)	(20,623,471)	(5,048)	(213,773,816)	144,615
Net realized and unrealized gain (loss)	78,056	(567,315)	(10,873,619)	112,701,673	7,217,131	(1,921,374)
Net increase (decrease) in net assets resulting from operations	$91,682	$(556,058)	$(11,114,142)	$120,277,960	$3,275,591	$(1,774,361)

61

Statements of Changes in Net Assets

	PowerShares Aerospace & Defense Portfolio		PowerShares CleantechTM Portfolio		PowerShares DWA Technical Leaders Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	For the Period October 24, 2006* Through April 30, 2007	Year Ended April 30, 2008	For the Period March 1, 2007* Through April 30, 2007
OPERATIONS:
Net investment income (loss)	$813,416	$329,993	$(225,960)	$(39,832)	$(153,701)	$105,514
Net realized gain (loss) on investments	31,289,401	8,592,051	7,205,438	1,087,661	(19,707,076)	66,278
Net change in unrealized appreciation (depreciation) of investments	(37,436,934)	12,375,809	423,812	1,005,663	13,955,713	1,989,185
Net increase (decrease) in net assets resulting from operations	(5,334,117)	21,297,853	7,403,290	2,053,492	(5,905,064)	2,160,977
Undistributed net investment income (loss) included in the price of units issued and redeemed	15,071	13,857	(192,676)	6,280	610,622	177,364
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(597,944)	(362,663)	—	—	(105,514)	—
Return of capital	—	(25,620)	—	—	(57,242)	—
Total distributions to shareholders	(597,944)	(388,283)	—	—	(162,756)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	306,615,261	149,636,041	121,607,209	48,140,438	469,242,076	92,402,327
Value of shares repurchased	(245,073,856)	(53,795,021)	(36,337,012)	(28,531,110)	(191,750,748)	(2,473,008)
Net income equalization	(15,071)	(13,857)	192,676	(6,280)	(610,622)	(177,364)
Net increase (decrease) in net assets resulting from shares transactions	61,526,334	95,827,163	85,462,873	19,603,048	276,880,706	89,751,955
Increase (Decrease) in Net Assets	55,609,344	116,750,590	92,673,487	21,662,820	271,423,508	92,090,296
NET ASSETS:
Beginning of period	201,886,121	85,135,531	21,662,820	—	92,090,296	—
End of period	$257,495,465	$201,886,121	$114,336,307	$21,662,820	$363,513,804	$92,090,296
Undistributed net investment income at end of period	$215,472	$—	$—	$—	$—	$105,514
CHANGES IN SHARES OUTSTANDING:
Shares sold	13,600,000	8,100,000	3,700,000	1,900,000	17,900,000	3,700,000
Shares repurchased	(11,300,000)	(3,000,000)	(1,100,000)	(1,100,000)	(7,500,000)	(100,000)
Shares outstanding, beginning of period	10,000,000	4,900,000	800,000	—	3,600,000	—
Shares outstanding, end of period	12,300,000	10,000,000	3,400,000	800,000	14,000,000	3,600,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

62

	PowerShares Golden Dragon Halter USX China Portfolio		PowerShares Listed Private Equity Portfolio		PowerShares Lux Nanotech Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	For the Period October 24, 2006* Through April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$2,542,230	$3,172,560	$6,816,457	$1,314,594	$(211,067)	$(119,784)
Net realized gain (loss) on investments	225,313,096	48,676,384	(5,793,748)	1,140,822	(5,038,081)	2,437,702
Net change in unrealized appreciation (depreciation) of investments	(101,212,578)	13,246,066	(40,433,048)	4,753,710	(20,211,100)	(12,992,856)
Net increase (decrease) in net assets resulting from operations	126,642,748	65,095,010	(39,410,339)	7,209,126	(25,460,248)	(10,674,938)
Undistributed net investment income (loss) included in the price of units issued and redeemed	619,099	111,037	(182,741)	242,577	73,183	(40,198)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,881,852)	(3,191,113)	(6,147,694)	(689,732)	—	—
Return of capital	(198,502)	—	—	—	—	—
Total distributions to shareholders	(4,080,354)	(3,191,113)	(6,147,694)	(689,732)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	831,380,876	286,475,511	76,913,561	162,455,219	24,034,571	91,815,890
Value of shares repurchased	(819,780,640)	(192,389,311)	(78,054,703)	(18,896,255)	(73,198,428)	(34,505,044)
Net income equalization	(619,099)	(111,037)	182,741	(242,577)	(73,183)	40,198
Net increase (decrease) in net assets resulting from shares transactions	10,981,137	93,975,163	(958,401)	143,316,387	(49,237,040)	57,351,044
Increase (Decrease) in Net Assets	134,162,630	155,990,097	(46,699,175)	150,078,358	(74,624,105)	46,635,908
NET ASSETS:
Beginning of period	394,320,371	238,330,274	150,078,358	—	159,052,320	112,416,412
End of period	$528,483,001	$394,320,371	$103,379,183	$150,078,358	$84,428,215	$159,052,320
Undistributed net investment income at end of period	$—	$588,109	$1,142,260	$624,862	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	27,200,000	14,400,000	2,900,000	6,100,000	1,400,000	5,200,000
Shares repurchased	(27,300,000)	(10,100,000)	(3,200,000)	(700,000)	(4,500,000)	(2,000,000)
Shares outstanding, beginning of period	18,400,000	14,100,000	5,400,000	—	9,100,000	5,900,000
Shares outstanding, end of period	18,300,000	18,400,000	5,100,000	5,400,000	6,000,000	9,100,000

63

Statements of Changes in Net Assets (Continued)

	PowerShares S&P 500 BuyWrite Portfolio	PowerShares Value Line Industry Rotation Portfolio		PowerShares Value Line TimelinessTM Select Portfolio
	For the Period December 19, 2007* Through April 30, 2008	Year Ended April 30, 2008	For the Period December 1, 2006* Through April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$13,626	$11,257	$2,617	$(240,523)	$(115,400)
Net realized gain (loss) on investments and written options	20,654	(556,166)	337,461	9,749,852	(6,066,601)
Net change in unrealized appreciation (depreciation) of investments and written options	57,402	(11,149)	1,738,936	(20,623,471)	13,228,112
Net increase (decrease) in net assets resulting from operations	91,682	(556,058)	2,079,014	(11,114,142)	7,046,111
Undistributed net investment income (loss) included in the price of units issued and redeemed	14,403	1,411	2,011	56,801	(29,370)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,500)	(19,266)	(2,669)	—	—
Return of capital	—	(1,384)	(4,445)	—	—
Total distributions to shareholders	(10,500)	(20,650)	(7,114)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	7,419,561	90,728,154	39,530,660	410,338,472	461,154,401
Value of shares repurchased	—	(81,951,087)	(7,952,741)	(494,163,323)	(378,402,470)
Net income equalization	(14,403)	(1,411)	(2,011)	(56,801)	29,370
Net increase (decrease) in net assets resulting from shares transactions	7,405,158	8,775,656	31,575,908	(83,881,652)	82,781,301
Increase (Decrease) in Net Assets	7,500,743	8,200,359	33,649,819	(94,938,993)	89,798,042
NET ASSETS:
Beginning of period	—	33,649,819	—	272,607,579	182,809,537
End of period	$7,500,743	$41,850,178	$33,649,819	$177,668,586	$272,607,579
Undistributed net investment income at end of period	$3,126	$—	$—	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	300,000	3,200,000	1,500,000	23,600,000	29,200,000
Shares repurchased	—	(2,900,000)	(300,000)	(28,500,000)	(24,400,000)
Shares outstanding, beginning of period	—	1,200,000	—	15,500,000	10,700,000
Shares outstanding, end of period	300,000	1,500,000	1,200,000	10,600,000	15,500,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

64

	PowerShares Water Resources Portfolio		PowerShares WilderHill Clean Energy Portfolio		PowerShares WilderHill Progressive Energy Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	For the Period October 24, 2006* Through April 30, 2007
OPERATIONS:
Net investment income (loss)	$7,576,287	$11,614,106	$(3,941,540)	$1,691,001	$147,013	$60,408
Net realized gain (loss) on investments and written options	112,706,721	17,395,002	220,990,947	(57,640,921)	(2,065,989)	1,647,951
Net change in unrealized appreciation (depreciation) of investments and written options	(5,048)	62,772,486	(213,773,816)	(51,974,247)	144,615	1,837,263
Net increase (decrease) in net assets resulting from operations	120,277,960	91,781,594	3,275,591	(107,924,167)	(1,774,361)	3,545,622
Undistributed net investment income (loss) included in the price of units issued and redeemed	434,907	1,052,528	(912,742)	188,257	22,365	(2,980)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,498,823)	(11,901,149)	—	(1,691,001)	(193,423)	(14,162)
Return of capital	—	—	—	(160,324)	(9,290)	—
Total distributions to shareholders	(7,498,823)	(11,901,149)	—	(1,851,325)	(202,713)	(14,162)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,059,031,268	875,926,807	1,424,637,475	602,781,817	66,870,104	40,867,799
Value of shares repurchased	(581,939,914)	(340,233,615)	(868,365,037)	(301,601,160)	(25,700,249)	(21,494,602)
Net income equalization	(434,907)	(1,052,528)	912,742	(188,257)	(22,365)	2,980
Net increase (decrease) in net assets resulting from shares transactions	476,656,447	534,640,664	557,185,180	300,992,400	41,147,490	19,376,177
Increase (Decrease) in Net Assets	589,870,491	615,573,637	559,548,029	191,405,165	39,192,781	22,904,657
NET ASSETS:
Beginning of period	1,606,781,683	991,208,046	914,344,793	722,939,628	22,904,657	—
End of period	$2,196,652,174	$1,606,781,683	$1,473,892,822	$914,344,793	$62,097,438	$22,904,657
Undistributed net investment income at end of period	$229,824	$152,360	$—	$—	$—	$46,410
CHANGES IN SHARES OUTSTANDING:
Shares sold	50,300,000	48,400,000	61,200,000	31,600,000	2,300,000	1,600,000
Shares repurchased	(27,700,000)	(19,000,000)	(38,200,000)	(16,500,000)	(900,000)	(800,000)
Shares outstanding, beginning of period	83,700,000	54,300,000	47,400,000	32,300,000	800,000	—
Shares outstanding, end of period	106,300,000	83,700,000	70,400,000	47,400,000	2,200,000	800,000

65

Financial Highlights

PowerShares Aerospace & Defense Portfolio

	Year Ended April 30,		For the Period October 26, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.19	$17.37	$14.91
Net investment income**	0.06	0.05	0.03
Net realized and unrealized gain on investments	0.72	2.83	2.45
Total from operations	0.78	2.88	2.48
Distributions to shareholders from:
Net investment income	(0.04)	(0.06)	(0.02)
Return of capital	—	— (a)	—
Total distributions	(0.04)	(0.06)	(0.02)
Net asset value at end of period	$20.93	$20.19	$17.37
TOTAL RETURN***	3.86%	16.66%	16.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$257,495	$201,886	$85,136
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.66%	0.66%	0.68%†
Expenses, prior to Waivers and/or Recapture	0.64%	0.77%	0.80%†
Net investment income, after Waivers and/or Recapture	0.27%	0.28%	0.31%†
Portfolio turnover rate ††	13%	16%	1%
Undistributed net investment income included in price of units issued and redeemed**#	$— (a)	$— (a)	—

PowerShares CleantechTM Portfolio

	Year Ended April 30, 2008	For the Period October 24, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.08	$24.70
Net investment loss**	(0.10)	(0.04)
Net realized and unrealized gain on investments	6.65	2.42
Total from operations	6.55	2.38
Net asset value at end of period	$33.63	$27.08
TOTAL RETURN***	24.19%	9.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$114,336	$21,663
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.69%	0.71	%†
Expenses, prior to Waivers and/or Recapture	0.77%	1.06	%†
Net investment loss, after Waivers and/or Recapture	(0.31)%	(0.29	)%†
Portfolio turnover rate ††	23%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.09)	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

66

Financial Highlights (Continued)

PowerShares DWA Technical LeadersTM Portfolio

	Year Ended April 30, 2008	For the Period March 1, 2007* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.58	$23.95
Net investment income (loss)**	(0.02)	0.04
Net realized and unrealized gain on investments	0.43	1.59
Total from operations	0.41	1.63
Distributions to shareholders from:
Net investment income	(0.01)	—
Return of capital	(0.01)	—
Total distributions	(0.02)	—
Net asset value at end of period	$25.97	$25.58
TOTAL RETURN***	1.62%	6.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$363,514	$92,090
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.71%	0.72	%†
Expenses, prior to Waivers and/or Recapture	0.68%	1.78	%†
Net investment income (loss), after Waivers and/or Recapture	(0.07)%	1.50	%†(a)
Portfolio turnover rate ††	83%	9%
Undistributed net investment income included in price of units issued and redeemed**#	$0.07	$0.07

PowerShares Golden Dragon Halter USX China Portfolio

	Year Ended April 30,			For the Period December 9, 2004* Through
	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.43	$16.90	$13.00	$14.55
Net investment income**	0.12	0.20	0.17	0.06
Net realized and unrealized gain (loss) on investments	7.54	4.54	3.89	(1.61)
Total from operations	7.66	4.74	4.06	(1.55)
Distributions to shareholders from:
Net investment income	(0.20)	(0.21)	(0.16)	—
Return of capital	(0.01)	—	—	—
Total distributions	(0.21)	(0.21)	(0.16)	—
Net asset value at end of period	$28.88	$21.43	$16.90	$13.00
TOTAL RETURN***	35.87%	28.53%	31.52%	(10.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$528,483	$394,320	$238,330	$49,384
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.69%	0.70%	0.71%	0.70%†
Expenses, prior to Waivers and/or Recapture	0.66%	0.72%	0.88%	0.97%†
Net investment income, after Waivers and/or Recapture	0.42%	1.06%	1.18%	1.24%†
Portfolio turnover rate ††	15%	17%	21%	9%
Undistributed net investment income included in price of units issued and redeemed**#	$0.03	$0.01	—	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $15.00 per share owned of Dean Foods Co. on April 2, 2007. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were less than $0.005 and (0.11)%, respectively, for the year ended April 30, 2007.

See Notes to Financial Statements.

67

Financial Highlights (Continued)

PowerShares Listed Private Equity Portfolio

	Year Ended April 30, 2008	For the Period October 24, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.79	$25.09
Net investment income**	1.22	0.44
Net realized and unrealized gain (loss) on investments	(7.63)	2.60
Total from operations	(6.41)	3.04
Distributions to shareholders from:
Net investment income	(1.11)	(0.34)
Net asset value at end of period	$20.27	$27.79
TOTAL RETURN***	(23.50)%	12.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$103,379	$150,078
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.71%	0.71	%†
Expenses, prior to Waivers and/or Recapture	0.72%	0.82	%†
Net investment income, after Waivers and/or Recapture	5.04%	3.38	%†
Portfolio turnover rate ††	30%	19%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.03)	$0.08

PowerShares Lux Nanotech Portfolio

	Year Ended April 30,		For the Period October 26, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.48	$19.05	$15.32
Net investment income (loss)**	(0.03)	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	(3.38)	(1.55)	3.79
Total from operations	(3.41)	(1.57)	3.81
Distributions to shareholders from:
Net investment income	—	—	(0.01)
Return of capital	—	—	(0.07)
Total distributions	—	—	(0.08)
Net asset value at end of period	$14.07	$17.48	$19.05
TOTAL RETURN***	(19.51)%	(8.24)%	24.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$84,428	$159,052	$112,416
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%	0.71%	0.73%†
Expenses, prior to Waivers and/or Recapture	0.73%	0.79%	0.83%†
Net investment income (loss), after Waivers and/or Recapture	(0.17)%	(0.09)%	0.17%†
Portfolio turnover rate ††	42%	16%	6%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

68

Financial Highlights (Continued)

PowerShares S&P 500 BuyWrite Portfolio

For the Period December 19, 2007* Through April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.97
Net investment income**	0.09
Net realized and unrealized loss on investments	(0.01)
Total from operations	0.08
Distributions to shareholders from:
Net investment income	(0.05)
Net asset value at end of period	$25.00
TOTAL RETURN***	0.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,500
Ratio to average net assets of:
Expenses	0.75%†
Net investment income	1.12%†
Portfolio turnover rate ††	10%
Undistributed net investment income included in price of units issued and redeemed**#	$0.09

PowerShares Value Line Industry Rotation Portfolio

	Year Ended April 30, 2008	For the Period December 1, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.04	$25.19
Net investment income**	0.01	—	(a)
Net realized and unrealized gain (loss) on investments	(0.14)	2.86
Total from operations	(0.13)	2.86
Distributions to shareholders from:
Net investment income	(0.01)	—	(a)
Return of capital	— (a)	(0.01)
Total distributions	(0.01)	(0.01)
Net asset value at end of period	$27.90	$28.04
TOTAL RETURN***	(0.45)%	11.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$41,850	$33,650
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.73%	0.75	%†
Expenses, prior to Waivers and/or Recapture	0.95%	1.21	%†
Net investment income, after Waivers and/or Recapture	0.03%	0.03	%†
Portfolio turnover rate ††	77%	13%
Undistributed net investment income included in price of units issued and redeemed**#	$— (a)	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was (0.19)%.

See Notes to Financial Statements.

69

Financial Highlights (Continued)

PowerShares Value Line TimelinessTM Select Portfolio

	Year Ended April 30,		For the Period December 6, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.59	$17.09	$15.52
Net investment loss**	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.81)	0.51	1.59
Total from operations	(0.83)	0.50	1.57
Net asset value at end of period	$16.76	$17.59	$17.09
TOTAL RETURN***	(4.72)%	2.93%	10.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$177,669	$272,608	$182,810
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%	0.70%	0.71	%†
Expenses, prior to Waivers and/or Recapture	0.70%	0.75%	0.78	%†
Net investment loss, after Waivers and/or Recapture	(0.12)%	(0.06)%	(0.30	)%†
Portfolio turnover rate ††	101%	113%	39%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$— (a)	—

PowerShares Water Resources Portfolio

	Year Ended April 30,		For the Period December 6, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.20	$18.25	$15.32
Net investment income**	0.08	0.17	0.02
Net realized and unrealized gain on investments	1.46	0.95	2.94
Total from operations	1.54	1.12	2.96
Distributions to shareholders from:
Net investment income	(0.08)	(0.17)	(0.03)
Net asset value at end of period	$20.66	$19.20	$18.25
TOTAL RETURN***	8.02%	6.26%	19.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,196,652	$1,606,782	$991,208
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.64%	0.66%	0.67	%†
Expenses, prior to Waivers and/or Recapture	0.63%	0.67%	0.70	%†
Net investment income, after Waivers and/or Recapture	0.39%	0.96%	0.40	%†
Portfolio turnover rate ††	23%	27%	2%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.02	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

70

Financial Highlights (Continued)

PowerShares WilderHill Clean Energy Portfolio

	Year Ended April 30,				For the Period March 3, 2005* Through
	2008	2007		2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.29	$22.38		$12.86	$15.61
Net investment income (loss)**	(0.07)	0.04		(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	1.72	(3.08)		9.59	(2.74)
Total from operations	1.65	(3.04)		9.52	(2.75)
Distributions to shareholders from:
Net investment income	—	(0.05)		—	—
Return of capital	—	—	(a)	—	—
Total distributions	—	(0.05)		—	—
Net asset value at end of period	$20.94	$19.29		$22.38	$12.86
TOTAL RETURN***	8.55%	(13.58)%		74.03%	(17.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,473,893	$914,345		$722,940	$27,012
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.67%	0.70%		0.71%	0.70%†
Expenses, prior to Waivers and/or Recapture	0.67%	0.69%		0.75%	1.35%†
Net investment income (loss), after Waivers and/or Recapture	(0.32)%	0.24	%†††	(0.39)%	(0.31)%†
Portfolio turnover rate ††	20%	41%		6%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$0.01		—	—

PowerShares WilderHill Progressive Energy Portfolio

	Year Ended April 30, 2008	For the Period October 24, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.63	$24.91
Net investment income**	0.09	0.06
Net realized and unrealized gain (loss) on investments	(0.36)	3.68
Total from operations	(0.27)	3.74
Distributions to shareholders from:
Net investment income	(0.12)	(0.02)
Return of capital	(0.01)	—
Total distributions	(0.13)	(0.02)
Net asset value at end of period	$28.23	$28.63
TOTAL RETURN***	(0.96)%	15.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$62,097	$22,905
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.73%	0.74	%†
Expenses, prior to Waivers and/or Recapture	0.88%	1.09	%†
Net investment income, after Waivers and/or Recapture	0.30%	0.45	%†
Portfolio turnover rate ††	31%	12%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $6.72 per share owned of Scottish Power PLC ADR on May 18, 2006. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were $(0.04) and (0.23)%, respectively, for the year ended April 30, 2007.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

71

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of period end, the Trust offers seventy-three portfolios. This report includes the following portfolios:

PowerShares Aerospace & Defense Portfolio	"Aerospace & Defense Portfolio"

PowerShares CleantechTM Portfolio	"CleantechTM Portfolio"

PowerShares DWA Technical LeadersTM Portfolio	"DWA Technical LeadersTM Portfolio"

PowerShares Golden Dragon Halter USX China Portfolio	"Golden Dragon Halter USX China Porfolio"

PowerShares Listed Private Equity Portfolio	"Listed Private Equity Portfolio"

PowerShares Lux Nanotech Portfolio	"Lux Nanotech Portfolio"

PowerShares S&P 500 BuyWrite Portfolio	"S&P 500 BuyWrite Portfolio"

PowerShares Value Line Industry Rotation Portfolio	"Value Line Industry Rotation Portfolio"

PowerShares Value Line TimelinessTM Select Portfolio	"Value Line TimelinessTM Select Portfolio"

PowerShares Water Resources Portfolio	"Water Resources Portfolio"

PowerShares WilderHill Clean Energy Portfolio	"WilderHill Clean Energy Portfolio"

PowerShares WilderHill Progressive Energy Portfolio	"WilderHill Progressive Energy Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. Each Fund's shares are listed and traded on the American Stock Exchange except for shares of the S&P 500 BuyWrite Portfolio and DWA Technical LeadersTM Portfolio. The shares of S&P 500 BuyWrite Portfolio and DWA Technical LeadersTM Portfolio are traded on the New York Stock Exchange Arca, Inc. ("NYSE Arca").

The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Aerospace & Defense Portfolio	SPADETM Defense Index

CleantechTM Portfolio	CleantechTM Index

DWA Technical LeadersTM Portfolio	Dorsey Wright Technical LeadersTM Index

Golden Dragon Halter USX China Portfolio	Halter USX China IndexSM

Listed Private Equity Portfolio	Red Rocks Listed Private Equity Index

Lux Nanotech Portfolio	Lux Nanotech IndexTM

S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWrite Index

72

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Fund	Index
Value Line Industry Rotation Portfolio	Value Line Industry Rotation Index

Value Line TimelinessTM Select Portfolio	Value Line TimelinessTM Select Index

Water Resources Portfolio	Palisades Water Index

WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index

WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options if no closing price is available are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures

73

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. Other Risks

The Funds may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of investments may tend to rise and fall more rapidly.

Investments in the securities of non-U.S. issuers may have greater risk than those investments in U.S. securities. Investments in securities denominated in foreign currencies are subject to risk of adverse changes in currency exchange rates which may negatively impact returns. The risk can also be associated with the level of development of the economies of the countries in a specific region.

There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately-held companies. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed investment decision. Investments made by listed private equity companies are generally subject to legal and other restrictions on resale and are otherwise less liquid than publicly-traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a listed private equity company in which the Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments. Since many of the assets of listed private equity companies do not have readily ascertainable market values, such assets are most often recorded at fair value, in good faith, in accordance with valuation procedures adopted by such companies.

74

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

When investing in securities of a limited number of companies, each investment has a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company adjustments, if any.

The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for S&P 500 BuyWrite Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

The S&P 500 BuyWrite Portfolio has agreed to pay an annual unitary management fee to the Invesco PowerShares Capital Management LLC ("the Adviser") (formerly PowerShares Capital Management LLC). Whereby, the Adviser has agreed to pay substantially all expenses of the S&P 500 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees and distribution fees, brokerage expenses, taxes, interest and other extraordinary expenses, if any.

75

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Option Contracts Written

The S&P 500 BuyWrite Portfolio may write (sell) call options against the portfolio through a "buy-write" strategy. A "buy-write," also called a covered call, generally is considered to be an investment strategy in which an investor buys a stock or basket of stocks, and also sells call options that correspond to the stock or basket of stocks. When the Fund writes (sells) call options, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written, the Fund gives the right to the purchaser of the option written by the Fund to receive a cash payment equal to the difference between the value of the S&P 500 Index and the exercise price, if the value on the expiration date is above the exercise price. By writing written options, in return for the receipt of premiums, the Fund gives up the opportunity during the term of the option to profit from any price increase in the S&P 500 Index above the option exercise price. In addition, covered call options partially hedge against a decline in the price of the securities on which they are written to the extent of the premium received by the Fund. Therefore, the Fund, by writing covered call options, will give up the opportunity to benefit from potential increases in the value of the S&P 500 Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the S&P 500 Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund's ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position, through the purchase of an offsetting identical option prior to the expiration of the written option.

76

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

	Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	—	$—
Written	185	477,925
Closed	(56)	(194,483)
Exercised	—	—
Expired	(66)	(138,992)
End of period	63	$144,450

	Open Options Written at Period End
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation (Depreciation)
Call Option S&P 500 Index	May-08	$1,390	54	$142,154	$(100,170)	$41,984
Call Option S&P 500 Mini Index	May-08	139	9	2,296	(1,701)	595
			63	$144,450	$(101,871)	$42,579

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (other than the S&P 500 BuyWrite Portfolio) has agreed to pay an annual fee of 0.50% of the Fund's average daily net assets. The S&P 500 BuyWrite Portfolio has agreed to pay an annual unitary management fee of 0.75% of its average daily net assets and the Adviser has agreed to pay substantially all expenses of the S&P 500 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees and distribution fees, brokerage expenses, taxes, interest and other extraordinary expenses, if any.

The Adviser has entered into an Amended and Restated Excess Expense Agreement ("Excess Expense Agreement") with the Trust, under which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (other than the S&P 500 BuyWrite Portfolio) (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

For each Fund other than the S&P 500 BuyWrite Portfolio, the Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Excess Expense Agreement

77

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

does not apply to the S&P 500 BuyWrite Portfolio. Accordingly, expenses of this Fund borne by the Adviser are not subject to recapture.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as 'Waivers and/or Recapture'.

During the period ended April 30, 2008, the amount of 'Waivers and/or Recapture' was as follows:

(Waivers) and/or Recapture
Aerospace & Defense Portfolio	$68,771
CleantechTM Portfolio	(57,076)
DWA Technical LeadersTM Portfolio	52,829
Golden Dragon Halter USX China Portfolio	204,381
Listed Private Equity Portfolio	(8,102)
Lux Nanotech Portfolio	(39,701)
Value Line Industry Rotation Portfolio	(86,494)
Value Line TimelinessTM Select Portfolio	4,989
Water Resources Portfolio	139,671
WilderHill Clean Energy Portfolio	(7,102)
WilderHill Progressive Energy Portfolio	(71,221)

The net amounts of (Waivers) and/or Recapture are also shown on the Statements of Operations.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2008 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/09	04/30/10	04/30/11
Aerospace & Defense Portfolio	$84,727	$—	$72,874	$11,853
CleantechTM Portfolio	105,241	—	47,553	57,688
DWA Technical LeadersTM Portfolio	21,651	—	—	21,651
Golden Dragon Halter USX China Portfolio	41,317	—	4,806	36,511
Listed Private Equity Portfolio	50,724	—	26,323	24,401
Lux Nanotech Portfolio	178,818	31,393	106,036	41,389
Value Line Industry Rotation Portfolio		126,596	34,558	92,038
Value Line TimelinessTM Select Portfolio	110,515	—	86,184	24,331
Water Resources Portfolio	75,183	—	—	75,183
WilderHill Clean Energy Portfolio	90,755	—	—	90,755
WilderHill Progressive Energy Portfolio	118,588	—	39,456	79,132

Distribution Agreement

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (formerly A I M Distributors, Inc.) (the "Distributor") which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

78

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Licensing Fee Agreements

The Adviser has entered into licensing agreements for each Fund with the following Licensor:

Fund	Licensor
Aerospace & Defense Portfolio	International Space Business Council

CleantechTM Portfolio	Cleantech Capital Indices, LLC

DWA Technical LeadersTM Portfolio	Dorsey, Wright & Associates, Inc.

Golden Dragon Halter USX China Portfolio	Halter Financial Group

Listed Private Equity Portfolio	Red Rocks Capital Partners, LLC

Lux Nanotech Portfolio	Lux Research, Inc.

S&P 500 BuyWrite Portfolio	Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc.

Value Line Industry Rotation Portfolio	Value Line Publishing, Inc.

Value Line TimelinessTM Select Portfolio	Value Line Publishing, Inc.

Water Resources Portfolio	Palisades Water Index Associates, LLC

WilderHill Clean Energy Portfolio	WilderShares, LLC

WilderHill Progressive Energy Portfolio	WilderShares, LLC

The above trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Bank of New York, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the year ended April 30, 2008.

79

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Lux Nanotech Portfolio

	Value 4/30/07	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 04/30/08	Dividend Income	Realized Gain (Loss)
Biosante Pharmaceuticals, Inc.	$—	$5,086,786	$(81,622)	$(565,228)	$4,439,935	$—	$20,930
Luna Innovations, Inc.	—	3,727,745	(66,647)	(254,378)	3,406,720	—	21,081
Nanophase Technologies Corp.	8,793,107	3,304,412	(4,025,580)	(4,208,356)	3,863,583	—	(131,310)
NVE Corp.	7,239,341	2,202,099	(5,241,918)	1,111,975	5,311,497	—	1,216,524
Total Investments in Affiliates	16,032,448	14,321,042	(9,415,767)	(3,915,987)	17,021,735	—	1,127,225

Water Resources Portfolio

Ameron International Corp.	26,644,689	40,757,130	(8,465,816)	10,643,303	69,579,307	666,051	890,517
Badger Meter, Inc.	32,146,128	2,781,508	(3,415,539)	36,362,085	67,874,182	456,138	(308,917)
Calgon Carbon Corp.	30,459,259	2,434,044	(5,106,901)	23,442,263	51,228,665	—	1,629,026
Consolidated Water Co., Inc. (Cayman Islands)	29,548,749	7,654,569	(11,943,150)	(3,666,174)	21,593,994	307,701	(1,715,212)
Franklin Electric Co., Inc.	43,535,711	35,199,130	(8,579,605)	(7,260,598)	62,894,638	656,872	(1,980,960)
Gorman-Rupp (The) Co.	22,030,775	23,519,195	(2,757,290)	11,337,077	54,129,757	428,575	362,133
Insituform Technologies, Inc., Class A	40,080,492	17,725,120	(6,668,816)	(9,349,878)	41,786,918	—	(3,676,217)
Layne Christensen Co.	54,785,317	21,130,264	(14,395,831)	8,990,163	70,509,913	—	5,342,098
Lindsay Corp.	33,398,054	3,546,632	(24,064,172)	77,671,089	90,551,603	292,127	15,964,318
Mueller Water Products, Inc., Class B	49,627,513	49,223,051	(14,004,778)	(29,860,111)	54,985,675	319,940	(445,855)
Southwest Water Co.	31,191,279	1,579,842	(5,686,362)	(5,475,955)	21,608,804	518,417	(2,024,552)
Tetra Tech, Inc.	71,993,291	53,450,572	(24,920,205)	889,691	101,413,350	—	1,041,216
Watts Water Technologies, Inc., Class A	51,171,183	36,993,102	(10,635,802)	(23,295,580)	54,232,903	719,956	(2,630,681)
Total Investments in Affiliates	516,612,440	295,994,159	(140,644,267)	90,427,375	762,389,709	4,365,777	12,446,914

80

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

WilderHill Clean Energy Portfolio

	Value 4/30/07	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 04/30/08	Dividend Income	Realized Gain (Loss)
Active Power, Inc.	$4,446,875	$7,628,758	$(3,813,674)	$(2,088,943)	$6,173,016	$—	$(1,285,519)
Amerigon, Inc.	—	45,468,980	(11,897,196)	(9,869,764)	23,702,020	—	(2,428,210)
Ballard Power Systems, Inc.	16,550,775	33,323,648	(15,163,405)	(7,984,578)	26,726,440	—	(4,642,586)
China BAK Battery, Inc.	—	28,190,268	(1,063,887)	(9,598,221)	17,528,160	—	41,983
Comverge, Inc.	—	57,577,351	(5,128,913)	(31,026,010)	21,422,428	—	(267,167)
Echelon Corp.	34,761,426	49,865,285	(40,983,252)	(8,028,394)	35,615,065	—	20,112,781
Emcore Corp.	23,887,042	543,393	(2,394,452)	6,663,733	28,699,716	—	(756,021)
Fuel Systems Solutions, Inc.	24,616,050	1,214,185	(3,675,048)	2,085,381	24,240,568	—	(1,675,365)
FuelCell Energy, Inc.	15,741,912	30,306,275	(12,518,371)	2,854,225	36,384,041	—	1,162,899
Maxwell Technologies, Inc.	19,578,194	5,648,010	(3,817,533)	(2,807,084)	18,601,587	—	(3,009,815)
Medis Technologies, Ltd.	16,788,999	24,978,887	(1,488,174)	(16,149,904)	24,129,808	—	(671,845)
Pacific Ethanol, Inc.	20,482,001	24,985,410	(3,316,959)	(29,749,376)	12,401,076	—	(3,378,370)
Plug Power, Inc.	19,171,094	13,673,093	(7,634,332)	24,278	25,234,133	—	(2,082,445)
Ultralife Batteries, Inc.	4,185,225	18,735,010	(1,146,949)	(7,783,198)	13,990,088	—	2,250
Universal Display Corp.	28,813,854	32,057,902	(16,752,435)	(5,203,148)	38,916,173	—	(870,154)
Verenium Corp.*	24,328,146	16,719,104	(4,543,953)	(19,654,544)	16,848,753	—	(1,371,732)
Zoltek Cos., Inc.	25,143,623	46,119,586	(13,145,046)	(14,478,336)	43,639,827	—	4,132,109
Total Investments in Affiliates	278,495,216	437,035,145	(148,483,579)	(152,793,883)	414,252,899	—	3,012,793

* Security formerly known as Diversa Corp.

Note 5. Federal Income Tax

At April 30, 2008, costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

Aerospace & Defense Portfolio	$274,612,642
CleantechTM Portfolio	113,462,422
DWA Technical LeadersTM Portfolio	348,014,179
Golden Dragon Halter USX China Portfolio	604,619,842
Listed Private Equity Portfolio	140,991,323
Lux Nanotech Portfolio	109,529,797
S&P 500 BuyWrite Portfolio	7,676,571
Value Line Industry Rotation Portfolio	40,187,983
Value Line TimelinessTM Select Portfolio	174,636,325

81

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Water Resources Portfolio	$2,097,102,943
WilderHill Clean Energy Portfolio	1,689,691,038
WilderHill Progressive Energy Portfolio	60,586,308

At April 30, 2008, the components of accumulated earnings/loss on a tax basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Aerospace & Defense Portfolio	$215,472	$(2,478,965)	$(17,422,118)	$7,607,242	$(25,029,360)	$(19,685,611)
CleantechTM Portfolio	—	(1,171,839)	906,794	8,949,455	(8,042,661)	(265,045)
DWA Technical LeadersTM Portfolio	—	(5,046,566)	15,572,442	23,582,651	(8,010,209)	10,525,876
Golden Dragon Halter USX China Portfolio	—	(5,382,727)	(77,828,672)	26,987,746	(104,816,418)	(83,211,399)
Listed Private Equity Portfolio	469,435	(4,388,498)	(38,251,065)	4,574,130	(42,825,195)	(42,170,128)
Lux Nanotech Portfolio	—	(4,779,985)	(25,496,886)	4,617,295	(30,114,181)	(30,276,871)
S&P 500 BuyWrite Portfolio	127,888	—	(42,579)	213,967	(256,546)	85,309
Value Line Industry Rotation Portfolio	—	(3,798,072)	1,724,280	3,646,520	(1,922,240)	(2,073,792)
Value Line TimelinessTM Select Portfolio	—	(49,767,441)	3,169,193	14,534,028	(11,364,835)	(46,598,248)
Water Resources Portfolio	229,824	(15,429,970)	92,251,724	249,963,898	(157,712,174)	77,051,578
WilderHill Clean Energy Portfolio	—	(136,339,647)	(218,442,032)	111,888,371	(330,330,403)	(354,781,679)
WilderHill Progressive Energy Portfolio	—	(179,432)	1,583,200	6,252,166	(4,668,966)	1,403,768

Distributions to Shareholders:

The tax character of distributions paid during the period ended April 30, 2008 was as follows:

	Period ended April 30, 2008	Period ended April 30, 2007
	Distributions paid from Ordinary Income	Distributions paid from Ordinary Income
Aerospace & Defense Portfolio	$597,944	$362,663
DWA Technical Leaders(TM) Portfolio	105,514	—
Golden Dragon Halter USX China Portfolio	3,881,852	3,191,113
Listed Private Equity Portfolio(1)	6,147,694	689,732
S&P 500 BuyWrite Portfolio	10,500	—
Value Line Industry Rotation Portfolio	19,266	2,669
Water Resources Portfolio	7,498,823	11,901,149
WilderHill Clean Energy Portfolio	—	1,691,001
WilderHill Progressive Energy Portfolio	193,423	14,162

82

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

	Period ended April 30, 2008	Period ended April 30, 2007
	Distributions paid from Return of Capital	Distributions paid from Return of Capital
Aerospace & Defense Portfolio	$—	$25,620
DWA Techical LeadersTM Portfolio	57,242	—
Golden Dragon Halter USX China Portfolio	198,502	—
Value Line Industry Rotation Portfolio	1,384	4,445
WilderHill Clean Energy Portfolio	—	160,324
WilderHill Progressive Energy Portfolio	9,290	—

At April 30, 2008, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of the capital loss carryforward by any one fund may be limited by federal tax rules. These rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a fund.

	Year of Expiration			Total
	2014	2015	2016	Amount
Aerospace & Defense Portfolio	$—	$104,662	$2,374,303	$2,478,965
CleantechTM Portfolio	—	—	1,171,839	1,171,839
DWA Technical LeadersTM Portfolio	—	—	5,046,566	5,046,566
Golden Dragon Halter USX China Portfolio	1,018,146	3,128,677	1,235,904	5,382,727
Listed Private Equity Portfolio	—	—	4,388,498	4,388,498
Lux Nanotech Portfolio	—	3,986,980	793,005	4,779,985
S&P 500 BuyWrite Portfolio	—	—	—	—
Value Line Industry Rotation Portfolio	—	—	3,798,072	3,798,072
Value Line TimelinessTM Select Portfolio	—	28,753,751	21,013,690	49,767,441
Water Resources Portfolio	—	11,876,489	3,553,481	15,429,970
WilderHill Clean Energy Portfolio	2,098,368	89,533,576	44,707,703	136,339,647
WilderHill Progressive Energy Portfolio	—	—	179,432	179,432

Capital losses incurred after October 31 ("post-October losses") within the taxable year deemed to arise on the first business day of each Fund's next taxable year.

83

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

During the period ended April 30, 2008, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Aerospace & Defense Portfolio	$6,563,375
CleantechTM Portfolio	4,166,271
DWA Technical LeadersTM Portfolio	25,948,611
Golden Dragon Halter USX China Portfolio	12,330,853
Listed Private Equity Portfolio	2,929,968
Lux Nanotech Portfolio	12,743,022
S&P 500 BuyWrite Portfolio	46,706
Value Line Industry Rotation Portfolio	3,279,810
Value Line TimelinessTM Select Portfolio	20,130,206
Water Resources Portfolio	35,247,744
WilderHill Clean Energy Portfolio	31,930,896
WilderHill Progressive Energy Portfolio	4,392,128

In order to present shares of beneficial interest and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to shares of beneficial interest, undistributed net investment income or loss and net realized gains or losses on investments. The differences are primarily due to redemptions in-kind, investments in partnerships, wash sales, book equalization and net operating loss, if any. These adjustments have no effect on net assets. For the period ended April 30, 2008, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Shares of Beneficial Interest
Aerospace & Defense Portfolio	$(15,071)	$(37,559,935)	37,575,006
CleantechTM Portfolio	418,636	(11,913,636)	11,495,000
DWA Technical LeadersTM Portfolio	(399,679)	(11,541,314)	11,940,993
Golden Dragon Halter USX China Portfolio	330,916	(242,082,169)	241,751,253
Listed Private Equity Portfolio	31,376	(3,788,532)	3,757,156
Lux Nanotech Portfolio	137,884	(5,295,288)	5,157,404
S&P 500 BuyWrite Portfolio	(14,403)	—	14,403
Value Line Industry Rotation Portfolio	7,982	(6,141,994)	6,134,012
Value Line TimelinessTM Select Portfolio	183,722	(44,539,750)	44,356,028
Water Resources Portfolio	(434,907)	(161,583,206)	162,018,113
WilderHill Clean Energy Portfolio	4,854,282	(288,477,657)	283,623,375
WilderHill Progressive Energy Portfolio	(13,075)	(2,624,361)	2,637,436

84

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Note 6. Investment Transactions

For the period ended April 30, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Aerospace & Defense Portfolio	$43,633,599	$39,946,318
CleantechTM Portfolio	16,506,636	16,895,785
DWA Technical LeadersTM Portfolio	180,548,609	182,809,292
Golden Dragon Halter USX China Portfolio	95,915,007	91,806,915
Listed Private Equity Portfolio	43,450,499	40,755,871
Lux Nanotech Portfolio	55,692,308	52,820,795
S&P 500 BuyWrite Portfolio	571,234	384,318
Value Line Industry Rotation Portfolio	30,137,857	30,293,422
Value Line TimelinessTM Select Portfolio	210,068,941	214,500,712
Water Resources Portfolio	521,881,659	444,506,991
WilderHill Clean Energy Portfolio	345,040,776	246,935,329
WilderHill Progressive Energy Portfolio	14,784,625	16,430,570

For the period ended April 30, 2008, in-kind transactions were as follows:

	Securities Received	Securities Delivered
Aerospace & Defense Portfolio	$302,660,948	$245,119,284
CleantechTM Portfolio	121,565,415	36,251,197
DWA Technical LeadersTM Portfolio	469,363,922	189,587,575
Golden Dragon Halter USX China Portfolio	816,843,690	811,440,862
Listed Private Equity Portfolio	74,082,165	77,835,487
Lux Nanotech Portfolio	20,657,073	73,233,499
S&P 500 BuyWrite Portfolio	7,436,900	—
Value Line Industry Rotation Portfolio	98,688,142	89,711,506
Value Line TimelinessTM Select Portfolio	410,264,990	489,883,361
Water Resources Portfolio	948,783,572	553,526,670
WilderHill Clean Energy Portfolio	1,276,335,800	823,754,193
WilderHill Progressive Energy Portfolio	65,524,342	22,834,966

Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Funds (except for S&P 500 BuyWrite Portfolio) compensate each Trustee on behalf of the Trust who is not an employee of the Trust or its affiliates. With respect to S&P 500 BuyWrite Portfolio, the Adviser, as a result of the unitary management fee, compensates each Trustee on behalf of the Fund. Interested Trustees and Officers of the Trust do not receive any Trustees' fees.

The Trust (has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferred Fees

85

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the participating trustee is valued as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with withdrawals or with declines in the value of the shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only authorized participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not be eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 9. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 10. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has assessed the application of FAS 157 to the Funds and has determined that the adoption of FAS 157 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the S&P 500 BuyWrite Portfolio financial statements.

86

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2008, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 30, 2008

87

Supplemental Information

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

	Qualified dividend income	Dividends-received deduction
Aerospace & Defense Portfolio	100%	100%
Cleantech(TM) Portfolio	0%	0%
DWA Technical Leaders(TM) Portfolio	0%	0%
Golden Dragon Halter USX China Portfolio	100%	0%
Listed Private Equity Portfolio	100%	100%
Lux Nanotech Portfolio	0%	0%
S&P 500 BuyWrite Portfolio	100%	100%
Value Line Industry Rotation Portfolio	100%	100%
Value Line Timeliness(TM) Select Portfolio	0%	0%
Water Resources Portfolio	100%	100%
WilderHill Clean Energy Portfolio	100%	100%
WilderHill Progressive Energy Portfolio	100%	100%

88

Supplemental Information (Continued)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser ("Independent Trustees") and the Trustee who is affiliated with the Adviser ("Management Trustee") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex ** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (b. 1958) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	104	None

Marc M. Kole (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President and Controller, Priority Health (September 2005- April 2008); formerly, Interim CFO, Priority Health (July 2006-April 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); formerly Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	104	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

89

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex ** Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (b. 1963) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Partner, Bell, Boyd & Lloyd LLP (1989-Present)	104	None

Philip M. Nussbaum (b. 1961) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002-August 2003); formerly Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	104	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

90

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex ** Overseen by Trustees	Other Directorships Held by Trustees
Donald H. Wilson (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President, Chief Operating Officer, and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (August 2007- Present), formerly, Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006- August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995- February 2006)	104	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

91

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex *** Overseen by Trustees	Other Directorships Held by Trustee
H. Bruce Bond (b.1963)** Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, Invesco PowerShares Capital Management LLC (August 2002- Present); formerly Manager, Nuveen Investments (April 1998- August 2002)	104	None

Availability of Additional Information About Funds' Trustees

The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

92

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (b. 1954) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and Treasurer Since 2006 Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (b. 1965) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel, Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

93

Board Considerations Regarding Continuation of Investment
Advisory Agreement

At a meeting held on April 18, 2008, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 70 series (the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares FTSE RAFI Basic Materials Sector Portfolio

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

PowerShares FTSE RAFI Consumer Services Sector Portfolio

PowerShares FTSE RAFI Energy Sector Portfolio

PowerShares FTSE RAFI Financials Sector Portfolio

PowerShares FTSE RAFI Health Care Sector Portfolio

PowerShares FTSE RAFI Industrials Sector Portfolio

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

94

Board Considerations Regarding Continuation of Investment
Advisory Agreement (Continued)

PowerShares FTSE RAFI Utilities Sector Portfolio

PowerShares Cleantech Portfolio

PowerShares Dynamic Aggressive Growth Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Deep Value Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares DWA Technical Leaders Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares WilderHill Progressive Energy Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed information on the performance of the Funds and the performance of their benchmark indices. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance and reviewed a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for any tracking error for certain of the Funds, which the Adviser then applied to its analysis of the tracking error between the underlying index and the performance of each Fund. The Trustees noted that, in each case, the correlation and tracking error was within the range set forth in the registration statement. The Trustees also concluded that each of the Funds is correlated to its underlying index and that the tracking error for each Fund was within a reasonable range in that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees found that the nature and extent of services provided to the Funds under the Investment Advisory Agreement are appropriate and that the quality is good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and the advisory fee, as compared to three categories of comparable

95

Board Considerations Regarding Continuation of Investment
Advisory Agreement (Continued)

funds selected by Lipper Inc., an independent source: exchange-traded index funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees noted that the annual advisory fee charged to the Funds was identical (0.50% of average net assets), except for the advisory fee for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio (for each of which the annual advisory fee was 0.40% of average net assets), and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees and offering costs (for all Funds other than the initial two Funds, the PowerShares Dynamic OTC Portfolio and the PowerShares Dynamic Market Portfolio), brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets (0.50% of average net assets for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio) at least until April 30, 2009. The Trustees noted that the Adviser represented that it does not provide investment management services to clients other than the Trust and other exchange-traded funds overseen by the Board. The Trustees noted that the advisory fees were at the higher end of the ETF peer funds, but were lower than the median of the open-end actively-managed peer funds. The Trustees determined that the advisory fees were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratios were at the higher end of the ETF peer funds, but were generally lower than the median of the expense ratios of the open-end (non-ETF) index peer funds and the median of the open-end actively-managed peer funds. The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds. The Board concluded that the advisory fee and expense ratio of each Fund are competitive and that the advisory fee for each Fund is reasonable and appropriate in amount in light of the quality of services provided and the expense cap in place.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to each Fund. The Trustees concluded that the profitability to the Adviser of the advisory services provided to the Funds is not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio, expense limitation agreed to by the Adviser and whether the investment process produced economies of scale. The Trustees noted that certain fixed costs associated with the management of the Funds are being reduced on a per-Fund basis as additional Funds are added, and that the gradual reduction of the per-Fund cost enabled the Adviser to operate some of the Funds under the expense cap, which potentially would lower the costs to shareholders. The Trustees noted that

96

Board Considerations Regarding Continuation of Investment
Advisory Agreement (Continued)

the Excess Expense Agreement with the Trust provided that the Adviser was entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the expense cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its expense cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

97

Board Considerations Regarding Approval of Investment Advisory Agreement (PowerShares S&P 500 BuyWrite Portfolio)

At a meeting held on December 18, 2007, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between PowerShares Capital Management LLC (the "Adviser") and the Trust for the PowerShares S&P 500 BuyWrite Portfolio (the "Fund").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) since Fund performance was not available, the correlation and tracking error between the indices tracked by other exchange-traded funds ("ETFs") for which the Adviser serves as such and those funds' performance, (iii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iv) the extent to which economies of scale may be realized as the Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser, information describing the Adviser's current organization and projected staffing, and the background and experience of the persons responsible for the day-to-day management of the Fund, and considered the quality of services provided by the Adviser to other ETFs. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed reports on the correlation and tracking error between the underlying indices and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund's administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Fund.

Based on their review, the Trustees concluded that the nature and extent of services to be provided by the Adviser to the Fund were appropriate and that the quality was expected to be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund's expected total expense ratio and proposed advisory fee, as compared to information prepared by Lipper Inc., an independent source, on expense ratios and advisory fees of a broad universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees also considered data from an August 2007 report by Morgan Stanley, Inc. showing average expense ratios for various types of ETFs and open-end funds, including index funds. The Trustees noted that the annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser agreed to pay all expenses of the Fund except brokerage commissions and other trading expenses, taxes and extraordinary expenses. The Trustees noted that the advisory fee was at the higher end of the ETF universe, but generally was lower than fees for open-end (non-ETF) funds and closed-end funds, and was reasonable because of the complexity of the index, which requires continuous rebalancing and a monthly option overlay, other distinguishing factors of the Fund, and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of the higher advisory

98

Board Considerations Regarding Approval of Investment Advisory Agreement (PowerShares S&P 500 BuyWrite Portfolio) (Continued)

fee was attributable to a higher license fee payable out of the unitary fee to be charged to the Fund. The Board noted that the Adviser represented that the advisory fee was competitive with those of its ETF peers, and that it was consistent with the fee to be paid by two other series of the Trust that are to track the performance of other equity indices with associated option writing. The Board concluded that the advisory fee and expected total expense ratio of the Fund are reasonable and appropriate in amount in light of the quality of services expected to be provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser as investment adviser to the other ETFs, as well as the fees waived and expenses reimbursed by the Adviser for those ETFs. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to those ETFs. The Trustees noted the Adviser's statement that its costs of managing those ETFs generally exceeded the amount payable as management fees under the investment advisory agreement for those funds. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable in comparison with the costs of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that certain fixed costs associated with the management of the Fund can be reduced on a per-Fund basis, and that although such economies would be enjoyed by the Adviser, a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

99

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit our website invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-AR-4

2008 Annual Report to Shareholders

30 April 2008

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	36

Frequency Distribution of Discounts & Premiums	38

Fees and Expenses	40

Industry Portfolios

Schedules of Investments

PowerShares Dynamic Banking Portfolio	42

PowerShares Dynamic Biotechnology & Genome Portfolio	43

PowerShares Dynamic Building & Construction Portfolio	44

PowerShares Dynamic Energy Exploration & Production Portfolio	45

PowerShares Dynamic Food & Beverage Portfolio	46

PowerShares Dynamic Hardware & Consumer Electronics Portfolio	47

PowerShares Dynamic Healthcare Services Portfolio	48

PowerShares Dynamic Insurance Portfolio	49

PowerShares Dynamic Leisure and Entertainment Portfolio	50

PowerShares Dynamic Media Portfolio	51

PowerShares Dynamic Networking Portfolio	52

PowerShares Dynamic Oil & Gas Services Portfolio	53

PowerShares Dynamic Pharmaceuticals Portfolio	54

PowerShares Dynamic Retail Portfolio	55

PowerShares Dynamic Semiconductors Portfolio	56

PowerShares Dynamic Software Portfolio	57

Statements of Assets and Liabilities	58

Statements of Operations	60

Statements of Changes in Net Assets	62

Financial Highlights	68

Notes to Financial Statements	76

Report of Independent Registered Public Accounting Firm	88

Supplemental Information	89

Information about Advisory Agreement	94

To My Fellow Investors,

It gives me great pleasure to report on the state of your investment in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in Invesco PowerShares Capital Management LLC.

Invesco PowerShares has accomplished a number of corporate and industry achievements in 2007. Some of the most notable successes over the past 12 months are that PowerShares:

•  Was the first to receive approval from the SEC to operate actively managed equity and fixed-income ETFs.

•  Launched our initial group of international ETFs, which invest directly in securities listed on foreign exchanges. As of April 30, 2008, we had 17 ETFs allowing investors to invest across a wide geographic range.

•  Brought out the markets only ETFs investing in insured municipal bonds. These three ETF's were part of our initial entry into the Fixed Income portion of the investment spectrum.

•  Further enhanced our reputation as one of the leading innovators in the ETF marketplace when the PowerShares S&P Buy-Write Portfolio was awarded the most innovative new ETF for 2007.

•  Expanded our global footprint with the introduction of 14 PowerShares ETFs listed on four major stock exchanges across Europe (London, Milan, Frankfurt and Paris).

•  Launched the PowerShares India Portfolio, one of the first ETFs to provide U.S. investors with direct access to securities listed on the India stock exchange.

Another milestone of the past year was the adoption of our new name, Invesco PowerShares – in short, we have a new corporate name. Invesco PowerShares represents the strength of global diversification you get through the combination of Invesco's worldwide resources and PowerShares' market leading ETF capabilities. As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities, a presence in 12 countries and $500 billion in assets under management globally at the end of 2007.

While our name has changed and we have a new corporate logo, our goal of delivering the highest quality investment management available in the ETF structure has not changed and all of the names of your funds and their trading symbols remain the same – as do all of our telephone contact numbers. All of us at Invesco PowerShares will continue to strive to provide you with compelling investment solutions and high-quality customer service. Regardless of market conditions, Invesco PowerShares will hold true to its mission: seeking to build financial security for investors.

Best regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

Although the benchmark S&P 500 index hit an all-time high in October, 2007, it capitulated as the subprime mortgage crisis began to negatively affect the balance sheets of major U.S. financial institutions. As a result, volatility (as measured by the CBOE "VIX" index) increased by 46.2% during the April 30, 2007 to April 30, 2008 reporting period. Another dramatic rise over the same timeframe was the price of crude oil, which rallied 72.7%. U.S. economic growth began to slow significantly in Q1 2008, leading to recession concerns addressed by the Federal Reserve Bank through aggressive monetary policy easing (the Fed Fund target rate was cut by 2.25% in 2008). The combination of lower short-term U.S. interest rates and the recycling of petrodollars into European banks caused the U.S. dollar to weaken versus all G7 currencies for the year ended April 30, 2008.

By March, 2008, even the AAA-rated monoline bond insurers succumbed to the U.S. credit crunch. Bond insurer ratings downgrades led to huge displacements within the municipal bond market. An impending liquidity crisis was quelled in mid-March by the Fed via the creation of a $200bn lending facility and the approval of Bear Stearns' sale to JP Morgan. Along with the restoration of confidence in the U.S. financial system came a respectable April rally in the U.S. equity market, leaving the S&P 500 with a yearly total return of -4.68% over the reporting period while the DJIA was 0.47% and the NASDAQ-100 was +3.18%. For the same period, the Lehman Brothers U.S. Aggregate Total Return bond index was 6.87%.

3

Manager's Analysis

PowerShares Dynamic Banking Portfolio (ticker: PJB)

The PowerShares Dynamic Banking Portfolio is based on the Dynamic Banking IntellidexSM Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the Index and incorporated by the portfolio manager.

The PowerShares Dynamic Banking Portfolio returned -15.80% compared to the Dow Jones Regional Banks Index which returned -26.25%. The portfolio was heavily weighed in the commercial banks industry with slight exposure to the thrifts & mortgage finance and the diversified financial services industries. Within commercial banks, the companies which were laggards and weighed heavily on performance were Comerica, KeyCorp, First Bancorp of Puerto Rico, M&T Bank Corporation and First Citizens. Community Bank System, Westamerica Bancorp and First Financial Bankshares contributed positively to the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Commercial Banks-Central US	19.9
Super-Regional Banks-US	18.4
Commercial Banks-Western US	13.9
Commercial Banks-Eastern US	13.4
Commercial Banks-Southern US	13.3
S&L/Thrifts-Eastern US	10.9
Finance-Investment Banker/Broker	5.4
Fiduciary Banks	5.0
Money Market Fund	0.1
Other	(0.3)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Small-Cap Value	47.1
Mid-Cap Value	23.1
Large-Cap Value	19.4
Small-Cap Growth	5.4
Large-Cap Growth	5.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
JPMorgan Chase & Co.	5.4
New York Community Bancorp, Inc.	5.3
UnionBanCal Corp.	5.2
Northern Trust Corp.	5.0
U.S. Bancorp	4.9
Wells Fargo & Co.	4.7
SunTrust Banks, Inc.	4.4
Comerica, Inc.	4.4
UMB Financial Corp.	3.3
First Niagara Financial Group, Inc.	3.2
Total	45.8

4

Manager's Analysis (Continued)

PowerShares Dynamic Banking Portfolio (ticker: PJB)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Banking IntellidexSM Index	-15.08	-12.64	-18.93
Dow Jones Regional Banks Index	-26.25	-17.02	-25.17
KBW Banking Index	-25.50	-20.25	-29.65

Fund

NAV Return	-15.80	-13.48	-20.08
Share Price Return	-15.83	-13.46	-20.09

Inception: 12 October 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 2.73%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.66% while the Fund's gross total operating expense ratio was 0.78%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones Regional Banks Index and the KBW Banking Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 50 and 24 common stocks, respectively.

† Average annualized.

5

Manager's Analysis

PowerShares Dynamic Biotechnology & Genome Portfolio (ticker: PBE)

The PowerShares Dynamic Biotechnology & Genome Portfolio seeks to replicate, before fees and expenses, the Dynamic Biotechnology & Genome IntellidexSM Index, which is designed to provide capital appreciation by thoroughly evaluating companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investment timeliness and risk factors.

The PowerShares Dynamic Biotechnology & Genome Portfolio returned -7.93% which underperformed the performance of the S&P Composite Biotechnology Index which returned -3.06% during the same period. The chemicals industry was the leading contributor to the Fund's performance due to holding Sigma-Aldrich which was up strong for the year. Biotechnology, life sciences tools & services and pharmaceuticals contributed the most to the Fund's underperformance for the portfolio. Biotechnology was around forty percent of the portfolio and the laggards were Protalix BioTherapeutics, Theravance and Dendreon Corporation.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Biotechnology	42.3
Pharmaceuticals	28.9
Electronics	14.6
Healthcare-Products	9.5
Chemicals	4.9
Other	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Small-Cap Growth	44.5
Mid-Cap Growth	38.8
Large-Cap Growth	14.1
Small-Cap Value	2.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Millennium Pharmaceuticals, Inc.	8.4
Invitrogen Corp.	5.3
Gilead Sciences, Inc.	5.2
Sigma-Aldrich Corp.	4.9
Waters Corp.	4.9
Genzyme Corp.	4.7
Applera Corp.-Applied Biosystems Group	4.5
Genentech, Inc.	4.3
CV Therapeutics, Inc.	4.1
Alexion Pharmaceuticals, Inc.	3.0
Total	49.3

6

Manager's Analysis (Continued)

PowerShares Dynamic Biotechnology & Genome Portfolio (ticker: PBE)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Biotechnology & Genome IntellidexSM Index	-8.13	6.63	20.18
S&P SuperComposite Biotechnology Index	-3.06	8.73	27.06

Fund

NAV Return	-7.93	6.85	20.80
Share Price Return	-7.85	6.85	20.83

Fund Inception: 23 June 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 30, 2009, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.65%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 0.62%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Biotechnology Index is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of 14 common stocks.

† Average annualized.

7

Manager's Analysis

PowerShares Dynamic Building & Construction Portfolio (ticker: PKB)

The PowerShares Dynamic Building & Construction Portfolio seeks to replicate, before fees and expenses, the Dynamic Building & Construction IntellidexSM Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the Index.

The PowerShares Dynamic Building & Construction Portfolio returned -7.66% for the reporting period. The industries which contributed the most to the portfolio's underperformance were specialty retail, construction materials and chemicals. Stocks which lagged and caused drag on performance from specialty retail were Home Depot, Lowe's and Tractor Supply as the economy slowed and the housing market tumbled, these stocks were hurt. Other housing related stocks such as Vulcan Materials and Martin Marietta Materials and LSB Industries also contributed negatively to the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Engineering & Construction	24.5
Building Materials	18.3
Machinery-Construction & Mining	13.0
Metal Fabricate/Hardware	5.2
Textiles	5.2
Forest Products & Paper	5.0
Machinery-Diversified	4.5
Miscellaneous Manufacturing	4.0
Electric	3.3
Agriculture	3.1
Storage/Warehousing	3.0
Home Builders	3.0
Environmental Control	3.0
Retail	2.5
Office Furnishings	2.0
Money Market Fund	0.3
Other	0.1

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Small-Cap Growth	24.3
Mid-Cap Value	23.5
Mid-Cap Growth	18.4
Small-Cap Value	17.9
Large-Cap Value	10.6
Large-Cap Growth	5.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Caterpillar, Inc.	5.5
Fluor Corp.	5.3
Jacobs Engineering Group, Inc.	5.2
Mohawk Industries, Inc.	5.1
Weyerhaeuser Co.	5.0
Terex Corp.	5.0
Trane, Inc.	5.0
Manitowoc (The) Co., Inc.	4.5
Dycom Industries, Inc.	3.3
Valmont Industries, Inc.	3.2
Total	47.1

8

Manager's Analysis (Continued)

PowerShares Dynamic Building & Construction Portfolio (ticker: PKB)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Building and Construction IntellidexSM Index	-7.37	6.16	16.25
S&P SuperComposite Construction & Engineering Index	32.00	33.94	108.79
Russell 3000® Index	-5.16	8.14	21.80

Fund

NAV Return	-7.66	5.08	13.23
Share Price Return	-7.72	5.03	13.13

Fund Inception: 26 October 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.54%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 1.18%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Construction & Engineering Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 9 and 2,918 common stocks, respectively.

† Average annualized.

9

Manager's Analysis

PowerShares Dynamic Energy Exploration & Production Portfolio (ticker: PXE)

The PowerShares Dynamic Energy Exploration & Production Portfolio seeks to replicate, before fees and expenses, the Dynamic Energy Exploration & Production IntellidexSM Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the Index.

The PowerShares Dynamic Energy Exploration & Production Portfolio returned a respectable 25.69% for the year. Energy prices continued to increase throughout 2007 to record highs. The top contributors to the portfolio's performance in the oil & gas exploration & production industry were Whiting Petroleum, Apache, Forest Oil and Cimarex Energy. Hess, Occidental Petroleum and Chevron in integrated oil and gas also contributed positively to the Fund's performance. Tesoro and Sunoco were among the few energy companies that underperformed and were laggards which contributed negatively to the Fund's performance for the year.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Oil Companies-Exploration & Production	66.8
Oil Companies-Integrated	21.9
Oil Refining & Marketing	5.6
Gas-Distribution	2.9
Pipelines	2.8
Other	0.0

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	43.3
Mid-Cap Value	24.3
Small-Cap Value	13.7
Mid-Cap Growth	10.0
Small-Cap Growth	8.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Apache Corp.	5.4
Hess Corp.	5.3
Chevron Corp.	5.1
Devon Energy Corp.	5.1
Occidental Petroleum Corp.	5.0
Exxon Mobil Corp.	4.9
ConocoPhillips	4.8
Petroquest Energy, Inc.	3.3
Comstock Resources, Inc.	3.2
Whiting Petroleum Corp.	3.2
Total	45.3

10

Manager's Analysis (Continued)

PowerShares Dynamic Energy Exploration & Production Portfolio (ticker: PXE)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Energy Exploration & Production IntellidexSM Index	26.50	23.38	69.76
S&P SuperComposite Oil & Gas Exploration & Production Index	58.96	30.91	97.08
Russell 3000® Index	-5.16	8.14	21.80

Fund

NAV Return	25.69	22.87	67.66
Share Price Return	25.66	22.72	67.26

Fund Inception: 26 October 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.72%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 0.65%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Oil & Gas Exploration & Production Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 24 and 2,918 common stocks, respectively.

† Average annualized.

11

Manager's Analysis

PowerShares Dynamic Food & Beverage Portfolio (ticker: PBJ)

The PowerShares Dynamic Food & Beverage Portfolio is based on the Dynamic Food & Beverage IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The PowerShares Dynamic Food & Beverage Portfolio returned -1.40% and underperformed the S&P Composite Food Beverage & Tobacco Index which returned 4.29% during the same period. The Fund does not hold any pure tobacco companies which the S&P Composite Food Beverage & Tobacco Index has a 25% weight this industry and these stocks were up on average 5.9%. The Fund was overweight in food products and chemicals which contributed positive to the Fund's performance. Monsanto was the largest contributor as the Fund held a 5% weight and the stock was up 94.7% for the reporting period. Food & staples retailing, industrial conglomerates and beverages were the sectors which lagged for the period with companies Winn-Dixie, Sysco, Seaboard and Hansen Natural contributing negatively to the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Food-Miscellaneous/Diversified	34.8
Retail-Restaurants	16.2
Beverages-Non-alcoholic	14.5
Food-Confectionery	8.5
Brewery	7.6
Food-Retail	5.9
Food-Wholesale/Distributions	5.2
Agricultural Chemicals	4.7
Beverages-Wine/Spirits	2.8
Other	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	30.7
Small-Cap Value	21.9
Large-Cap Growth	20.9
Mid-Cap Value	18.9
Mid-Cap Growth	7.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Wm. Wrigley Jr. Co.	6.0
Yum! Brands, Inc.	5.6
McDonald's Corp.	5.2
General Mills, Inc.	5.1
Anheuser-Busch Cos., Inc.	4.9
Kellogg Co.	4.8
Monsanto Co.	4.7
PepsiCo, Inc.	4.7
Ruddick Corp.	3.1
Sara Lee Corp.	3.0
Total	47.1

12

Manager's Analysis (Continued)

PowerShares Dynamic Food & Beverage Portfolio (ticker: PBJ)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Food & Beverage IntellidexSM Index	-0.74	6.72	20.47
S&P SuperComposite Food & Tobacco Products Index	4.29	11.48	36.47
Russell 3000® Index	-5.16	7.22	22.08

Fund

NAV Return	-1.40	6.09	18.36
Share Price Return	-1.92	5.91	17.80

Fund Inception: 23 June 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.10%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 0.88%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Food & Tobacco Products Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 42 and 2,918 common stocks, respectively.

† Average annualized.

13

Manager's Analysis

PowerShares Dynamic Hardware & Consumer Electronics (ticker: PHW)

The PowerShares Dynamic Hardware & Consumer Electronics Portfolio is based on the Dynamic Hardware & Consumer Electronics IntellidexSM Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The PowerShares Dynamic Hardware & Consumer Electronics Portfolio returned -15.00% while the comparable S&P Composite Technology Hardware & Equipment Index returned 3.39% during the period. Stock selection in computers & peripherals and communications equipment industry groups contributed to the Fund's underperformance. NetApp, Dell, Novatel and Emulex were the laggards contributing negatively to the Fund's return. Apple contributed the most to the Fund's performance as the stock was up around 75% for the reporting period and had an average weight of 5.50%.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Computers	40.0
Electronics	22.5
Telecommunications	11.3
Machinery-Diversified	5.6
Home Furnishings	5.3
Semiconductors	5.1
Office/Business Equipment	4.8
Micellaneous Manufacturing	2.9
Software	2.3
Other	0.2

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Growth	34.7
Small-Cap Value	16.5
Small-Cap Growth	15.7
Mid-Cap Growth	14.7
Mid-Cap Value	13.6
Large-Cap Value	4.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Apple, Inc.	7.0
EMC Corp.	5.0
Agilent Technologies, Inc.	4.9
Hewlett-Packard Co.	4.9
Sun Microsystems, Inc.	4.8
Xerox Corp.	4.7
Dell, Inc.	4.7
Plantronics, Inc.	3.6
Garmin Ltd.	3.5
National Instruments Corp.	3.1
Total	46.2

14

Manager's Analysis (Continued)

PowerShares Dynamic Hardware & Consumer Electronics Portfolio (ticker: PHW)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Hardware & Consumer Electronics IntellidexSM Index	-14.61	0.29	0.70
S&P SuperComposite Technology Hardware & Equipment Index	3.39	7.50	19.02
Russell 3000® Index	-5.16	5.72	14.33

Fund

NAV Return	-15.00	-0.26	-0.61
Share Price Return	-15.00	-0.27	-0.64

Fund Inception: 6 December 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.83%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 1.47%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Technology Hardware & Equipment Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 107 and 2,918 common stocks, respectively.

† Average annualized.

15

Manager's Analysis

PowerShares Dynamic Healthcare Services Portfolio (ticker: PTJ)

The PowerShares Dynamic Healthcare Services Portfolio is based on the Dynamic Healthcare Services IntellidexSM Index. The Index thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the Index.

The PowerShares Dynamic Healthcare Services returned -16.73%. The portfolio outperformed the Dow Jones Healthcare Providers Index which returned -17.48% over the same period. This was a tough year for a majority of healthcare related firms. Those stocks which contributed negatively to the Fund were UnitedHealth, Humana, WellPoint, Health Net and Lincare Holdings. An overweight position in Express Scripts contributed positively to the portfolio as the security's return was around 45% for the reporting period.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Medical-HMO	39.8
Medical-Outpatient/Home Medical Care	14.4
Health Care Cost Containment	7.9
Pharmacy Services	6.7
Life/Health Insurance	5.4
Distribution/Wholesale	3.2
Physician Practice Management	3.2
Hazardous Waste Disposal	3.0
Medical-Wholesale Drug Distribution	3.0
Dental Supplies & Equipment	3.0
Medical Products	2.8
Human Resources	2.8
Consulting Services	2.6
Diversified Operations	2.2
Other	0.0

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Growth	28.5
Small-Cap Value	24.0
Small-Cap Growth	17.9
Mid-Cap Growth	16.9
Mid-Cap Value	7.3
Large-Cap Value	5.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Express Scripts, Inc.	6.7
CIGNA Corp.	5.4
McKesson Corp.	5.0
Aetna, Inc.	4.9
Coventry Health Care, Inc.	4.9
WellPoint, Inc.	4.0
UnitedHealth Group, Inc.	4.0
Humana, Inc.	3.9
Amedisys, Inc	3.7
Owens & Minor, Inc.	3.2
Total	45.7

16

Manager's Analysis (Continued)

PowerShares Dynamic Healthcare Services Portfolio (ticker: PTJ)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Healthcare Services IntellidexSM Index	-16.11	-3.25	-5.00
Dow Jones US Healthcare Index	-10.59	-2.12	-3.27
Dow Jones Healthcare Providers Index	-17.48	-4.75	-7.28

Fund

NAV Return	-16.73	-4.02	-6.15
Share Price Return	-16.81	-4.02	-6.17

Fund Inception: 12 October 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.57%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.67% while the Fund's gross total operating expense ratio was 0.80%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones US Healthcare Index and the Dow Jones Healthcare Providers Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 180 and 50 common stocks, respectively.

† Average annualized.

17

Manager's Analysis

PowerShares Dynamic Insurance Portfolio (ticker: PIC)

The PowerShares Dynamic Insurance Portfolio is based on the Dynamic Insurance IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

Over the past year, the Fund has returned -12.56% outperforming the S&P Composite Insurance Index which returned -19.28% during the same period. Stock selection within the large cap value stocks contributed to the Fund's outperformance. Those stocks which contributed positively to the portfolio's performance were SAFECO, AmTrust Financial Services and Prudential Financial. Those stocks which were laggards were Hartford Financial, United America Indemnity, XL Capital and CNA Financial and each contributed negatively to the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Property/Casualty Insurance	39.5
Multi-Line Insurance	26.0
Life/Health Insurance	15.6
Reinsurance	10.6
Insurance Brokers	8.2
Other	0.1

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Mid-Cap Value	38.5
Large-Cap Value	36.0
Small-Cap Value	20.3
Large-Cap Growth	5.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
AON Corp.	5.3
Travelers (The) Cos., Inc.	5.3
ACE Ltd. (Cayman Islands)	5.2
Aflac, Inc.	5.2
Allstate (The) Corp.	5.1
Prudential Financial, Inc.	5.0
Loews Corp.	4.9
Safeco Corp.	3.8
Philadelphia Consolidated Holding Co.	2.9
Harleysville Group, Inc.	2.9
Total	45.6

18

Manager's Analysis (Continued)

PowerShares Dynamic Insurance Portfolio (ticker: PIC)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Insurance IntellidexSM Index	-12.18	3.56	9.22
S&P SuperComposite Insurance Index	-19.28	-0.79	-1.99
Russell 3000® Index	-5.16	8.14	21.80

Fund

NAV Return	-12.56	3.07	7.88
Share Price Return	-12.59	3.05	7.84

Fund Inception: 26 October 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.91%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 0.82%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Insurance Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 55 and 2,918 common stocks, respectively.

† Average annualized.

19

Manager's Analysis

PowerShares Dynamic Leisure and Entertainment Portfolio (ticker: PEJ)

The PowerShares Dynamic Leisure & Entertainment Portfolio is based on the Dynamic Leisure & Entertainment IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The PowerShares Dynamic Leisure & Entertainment Portfolio returned -14.58% during the reporting period. The Fund is comprised mainly of consumer discretionary stocks. Hotel and restaurant stocks contributed to the underperformance lead by Ruby Tuesday, Ambassadors Group, Starwood Hotels & Resorts Worldwide, MGM Mirage and Monarch Casino & Resort. Yum! Brands and McDonald's contributed positively to the Fund's performance as each had strong performance for the year.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Retail	31.7
Media	21.5
Entertainment	17.0
Lodging	12.8
Internet	9.4
Leisure Time	7.6
Money Market Fund	0.9
Other	(0.9)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Mid-Cap Growth	24.0
Small-Cap Value	22.9
Large-Cap Value	18.7
Large-Cap Growth	14.5
Mid-Cap Value	11.7
Small-Cap Growth	8.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Yum! Brands, Inc.	5.8
McDonald's Corp.	5.4
Carnival Corp.	5.0
CBS Corp., Class B	5.0
Marriott International, Inc., Class A	5.0
Walt Disney (The) Co.	4.9
International Game Technology	3.8
Orbitz Worldwide, Inc.	3.4
Brinker International, Inc.	3.3
Liberty Media Corp. Capital, Series A	3.3
Total	44.9

20

Manager's Analysis (Continued)

PowerShares Dynamic Leisure and Entertainment Portfolio (ticker: PEJ)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Leisure and Entertainment IntellidexSM Index	-15.33	2.38	6.95
S&P SuperComposite Hotels, Restaurants & Leisure Index	-3.90	7.52	23.04
Russell 3000® Index	-5.16	7.22	22.08

Fund

NAV Return	-14.58	2.27	6.60
Share Price Return	-14.52	2.30	6.69

Fund Inception: 23 June 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.03%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 0.95%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Hotels, Restaurants & Leisure Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 46 and 2,918 common stocks, respectively.

† Average annualized.

21

Manager's Analysis

PowerShares Dynamic Media Portfolio (ticker: PBS)

The PowerShares Dynamic Media Portfolio is based on the Dynamic Media IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The PowerShares Dynamic Media Portfolio returned -16.91% during the reporting period outperforming the S&P Composite Media Index which returned -18.50%. Media stocks generally underperformed during the past year. The portfolio is comprised of around 75% media stocks with internet software & services being weighed at 13%. McGraw-Hill, Gannett, Meredith, Journal Communications, Charter Communications and Clear Channel were among the biggest laggards for the portfolio. Google, Sohu.com and IHS contributed positively to the Fund's performance for the reporting period.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Multimedia	17.0
Web Portals/ISP	15.2
Television	10.2
Publishing-Newspapers	7.9
Cable TV	7.7
Radio	5.4
Advertising Agencies	5.3
Printing-Commercial	3.5
Broadcast Services/Program	3.3
Commercial Services	3.1
Internet Content-Information/News	3.1
Motion Pictures & Services	3.0
Computer Services	2.9
E-Commerce/Services	2.9
Advertising Services	2.8
Advertising Sales	2.2
Direct Marketing	2.2
Publishing-Books	2.2
Money Market Fund	0.7
Other	(0.6)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Growth	28.5
Mid-Cap Value	18.7
Small-Cap Value	18.7
Large-Cap Value	13.7
Mid-Cap Growth	10.7
Small-Cap Growth	9.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Google Inc., Class A	6.1
Omnicom Group, Inc.	5.3
CBS Corp., Class B	5.1
Walt Disney (The) Co.	5.0
Yahoo!, Inc.	4.9
DIRECTV Group (The), Inc.	4.9
Time Warner, Inc.	4.8
Sohu.com, Inc.	4.2
Valassis Communications, Inc.	3.5
Liberty Media Corp. - Capital, Series A	3.3
Total	47.1

22

Manager's Analysis (Continued)

PowerShares Dynamic Media Portfolio (ticker: PBS)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Media IntellidexSM Index	-18.04	-2.87	-7.98
S&P SuperComposite Media Index	-18.50	-0.51	-1.44
Russell 3000® Index	-5.16	7.22	22.08

Fund

NAV Return	-16.91	-2.85	-7.92
Share Price Return	-16.73	-2.80	-7.78

Fund Inception: 23 June 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.17%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 0.85%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Media Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 32 and 2,918 common stocks, respectively.

† Average annualized.

23

Manager's Analysis

PowerShares Dynamic Networking Portfolio (ticker: PXQ)

The PowerShares Dynamic Networking Portfolio is based on the Dynamic Networking IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The PowerShares Dynamic Networking Portfolio returned -14.13% during the reporting period. Communications equipment companies led the underperformance with Arris Group, F5 Networks, Tellabs, NETGEAR, Blue Coat Systems and Emulex leading the laggards and contributing negatively to the Fund's performance. Avaya, within communications equipment industry, and PMC-Sierra and Applied Micro Circuits within semiconductors & semiconductor equipment contributed positively to the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Telecommunications	44.8
Semiconductors	21.4
Internet	16.8
Software	10.1
Computers	7.0
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Small-Cap Growth	40.1
Large-Cap Growth	26.5
Mid-Cap Growth	18.2
Small-Cap Value	10.8
Mid-Cap Value	4.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Broadcom Corp., Class A	6.5
VMware, Inc., Class A	5.4
Cisco Systems, Inc.	5.0
Juniper Networks, Inc.	4.9
QUALCOMM, Inc.	4.8
McAfee, Inc.	4.7
Citrix Systems, Inc.	4.7
Brocade Communications Systems, Inc.	4.4
PMC - Sierra, Inc.	4.2
Ciena Corp.	3.4
Total	48.0

24

Manager's Analysis (Continued)

PowerShares Dynamic Networking Portfolio (ticker: PXQ)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Networking IntellidexSM Index	-13.55	2.96	8.72
S&P SuperComposite Communications Equipment Index	-6.52	5.78	17.44
Russell 3000® Index	-5.16	7.22	22.08

Fund

NAV Return	-14.13	2.47	7.22
Share Price Return	-14.19	2.45	7.15

Fund Inception: 23 June 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.15%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 1.25%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Communications Equipment Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 35 and 2,918 common stocks, respectively.

† Average annualized.

25

Manager's Analysis

PowerShares Dynamic Oil & Gas Services Portfolio (ticker: PXJ)

The PowerShares Dynamic Oil & Gas Services Portfolio is based on the Dynamic Oil Services IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The PowerShares Dynamic Oil & Gas Services Portfolio posted strong returns of 28.77% during the reporting period. The Fund benefited due to the strong performance of energy prices, mainly oil, as they hit record highs. Most of the performance came from the energy equipment and services companies. National Oilwell Varco, Transocean, Diamond Offshore Drilling, Halliburton and Smith International were just a few of the companies which posted strong, respectable returns during the reporting period. Other solid performers were McDermott International, within the industrial conglomerates industry, and Foster Wheeler, in the construction & engineering industry, both posting solid gains. The Fund was hurt by laggards Parker Drilling and Cal Dive International.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Oil-Field Services	39.5
Oil Field Machinery & Equipment	21.1
Oil & Gas Drilling	20.8
Transport-Marine	5.7
Engineering/R&D Services	4.6
Seismic Data Collection	2.9
Oil Components-Exploration & Production	2.8
Transport-Services	2.5
Other	0.1

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Growth	37.0
Small-Cap Value	21.6
Mid-Cap Growth	19.4
Mid-Cap Value	8.7
Small-Cap Growth	7.9
Large-Cap Value	5.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
National Oilwell Varco, Inc.	6.4
Smith International, Inc.	5.5
Baker Hughes, Inc.	5.4
Halliburton Co.	5.4
Schlumberger Ltd.	5.2
Noble Corp.	5.2
Diamond Offshore Drilling, Inc.	4.7
McDermott International, Inc.	4.6
Lufkin Industries, Inc.	3.2
Dril-Quip, Inc.	3.0
Total	48.6

26

Manager's Analysis (Continued)

PowerShares Dynamic Oil & Gas Services Portfolio (ticker: PXJ)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Oil Services IntellidexSM Index	29.33	26.11	79.39
S&P SuperComposite Oil & Gas Equipment & Services Index	33.30	31.37	98.84
Russell 3000® Index	-5.16	8.14	21.80

Fund

NAV Return	28.77	25.80	77.91
Share Price Return	28.66	25.74	77.78

Fund Inception: 26 October 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 30, 2009, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.65%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.62% while the Fund's gross total operating expense ratio was 0.60%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Oil & Gas Equipment & Services Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 28 and 2,918 common stocks, respectively.

† Average annualized.

27

Manager's Analysis

PowerShares Dynamic Pharmaceuticals Portfolio (ticker: PJP)

The PowerShares Dynamic Pharmaceuticals Portfolio is based on the Dynamic Pharmaceuticals IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The PowerShares Dynamic Pharmaceuticals Portfolio returned -11.99% outperforming the S&P Composite Pharmaceuticals Index which returned -14.19% for the reporting period. Pharmaceutical stocks posted negative returns this year after having a solid prior year. The Fund remains well ahead of that Index, posting a since inception cumulative return of 17.22% while the S&P Composite Pharmaceuticals Index has returned only 0.31%. The laggards for the period were Sepracor, King Pharmaceuticals, Salix Pharmaceuticals and Merck. Perrigo, MGI Pharma and Adams Respiratory Therapeutics contributed positively to the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Medical-Drugs	49.9
Medical-Biomedical/Gene	22.3
Medical-Generic Drugs	14.3
Therapeutics	5.7
Medical Products	5.4
Cosmetics & Toiletries	2.4
Money Market Fund	0.1
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	28.5
Large-Cap Growth	26.0
Mid-Cap Growth	19.2
Small-Cap Growth	16.2
Mid-Cap Value	7.5
Small-Cap Value	2.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Johnson & Johnson	5.4
Wyeth	5.1
Abbott Laboratories	4.9
Millennium Pharmaceuticals, Inc.	4.8
Eli Lilly & Co.	4.8
Amgen, Inc.	4.6
Pfizer, Inc.	4.5
Genentech, Inc.	4.5
Merck & Co., Inc.	4.3
Perrigo Co.	3.3
Total	46.2

28

Manager's Analysis (Continued)

PowerShares Dynamic Pharmaceuticals Portfolio (ticker: PJP)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Pharmaceuticals IntellidexSM Index	-11.32	6.25	18.94
S&P SuperComposite Pharmaceutical Index	-14.19	0.11	0.31
Russell 3000® Index	-5.16	7.22	22.08

Fund

NAV Return	-11.99	5.73	17.22
Share Price Return	-12.00	5.73	17.23

Fund Inception: 23 June 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.78%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 0.69%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Pharmaceutical Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 26 and 2,918 common stocks, respectively.

† Average annualized.

29

Manager's Analysis

PowerShares Dynamic Retail Portfolio (ticker: PMR)

The PowerShares Dynamic Retail Portfolio is based on the Dynamic Retail IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The PowerShares Dynamic Retail Portfolio returned -19.41% outperforming the S&P Composite Retailing Index which returned -21.29% during the reporting period. Retail companies underperformed during the year due to the weakening economy, lead by rising energy prices and the falling dollar versus other major currencies. Stock selection within the internet & catalog retail industry lead by Amazon.com and Netflix contributed positively to the Fund's performance. Other top performers were the Buckle and Gymboree, each posting solid returns during the year. Sears Holdings, J.C. Penney, Big Lots and Kohl's, within multiline retail, and Collective Brands, New York & Co. and Cato Co. within specialty retail were the laggards contributing negatively to the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Retail-Apparel/Shoe	33.4
E-Commerce/Products	13.9
Food-Retail	8.3
Retail-Discount	7.8
Retail-Consumer Electronics	6.8
Retail-Computer Equipment	6.1
Rental Auto/Equipment	5.6
Retail-Automobile	5.3
Retail-Major Department Store	4.3
Transport-Services	3.0
Transport-Equipment & Leasing	2.8
Distribution/Wholesale	2.6
Money Market Fund	0.9
Other	(0.8)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Small-Cap Value	27.6
Mid-Cap Value	22.1
Large-Cap Growth	16.0
Mid-Cap Growth	14.2
Small-Cap Growth	10.6
Large-Cap Value	9.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
GameStop Corp., Class A	6.1
Amazon.com, Inc.	5.7
eBay, Inc.	5.6
Safeway, Inc.	5.2
TJX (The) Cos., Inc.	4.7
Best Buy Co., Inc.	4.7
Gap (The), Inc.	4.3
J.C. Penney Co., Inc.	4.3
Rent-A-Center, Inc.	3.2
BJ's Wholesale Club, Inc.	3.1
Total	46.9

30

Manager's Analysis (Continued)

PowerShares Dynamic Retail Portfolio (ticker: PMR)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Retail IntellidexSM Index	-19.03	3.22	8.30
S&P SuperComposite Retailing Index	-21.29	-1.47	-3.67
Russell 3000® Index	-5.16	8.14	21.80

Fund

NAV Return	-19.41	2.72	6.97
Share Price Return	-19.45	2.70	6.93

Fund Inception: 26 October 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.29%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 1.46%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Retailing Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 94 and 2,918 common stocks, respectively.

† Average annualized.

31

Manager's Analysis

PowerShares Dynamic Semiconductors Portfolio (ticker: PSI)

The PowerShares Dynamic Semiconductors Portfolio is based on the Dynamic Semiconductors IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The PowerShares Dynamic Semiconductors Portfolio returned -14.33% during the reporting period. Semiconductor stocks in general fared poorly during the reporting period. Advanced Energy Industries, Cymer, Photronics and AMIS Holdings were the laggards contributing negatively to the Fund's performance. Vishay Intertechnology and InterDigital also had negative returns hurting the Fund's overall performance. PMC-Sierrra and Triquint Semiconductor were a few of the bright spots in the industry as these stocks helped lessen the negative return in the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Electronic Components & Semiconductors	53.7
Semiconductor Components-Integrated Circuits	23.8
Semiconductor Equipment	20.2
Lasers-Systems/Components	2.3
Other	0.0

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Small-Cap Growth	29.3
Mid-Cap Growth	23.9
Large-Cap Growth	22.0
Small-Cap Value	16.7
Mid-Cap Value	8.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Altera Corp.	5.6
Analog Devices, Inc.	5.4
Intel Corp.	5.1
Xilinx, Inc.	5.0
Applied Materials, Inc.	4.4
Texas Instruments, Inc.	4.4
Nvidia Corp.	4.4
PMC-Sierra, Inc.	4.0
MEMC Electronic Materials, Inc.	3.7
TriQuint Semiconductor, Inc.	3.5
Total	45.5

32

Manager's Analysis (Continued)

PowerShares Dynamic Semiconductors Portfolio (ticker: PSI)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Semiconductors IntellidexSM Index	-13.59	3.85	11.41
S&P SuperComposite Semiconductor Index	-8.59	-1.24	-3.52
Russell 3000® Index	-5.16	7.22	22.08

Fund

NAV Return	-14.33	3.17	9.31
Share Price Return	-14.35	3.14	9.24

Fund Inception: 23 June 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.76%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 0.67%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Semiconductor Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 37 and 2,918 common stocks, respectively.

† Average annualized.

33

Manager's Analysis

PowerShares Dynamic Software Portfolio (ticker: PSJ)

The PowerShares Dynamic Software Portfolio is based on the Dynamic Software IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The PowerShares Dynamic Software Portfolio returned -14.03% during the reporting period underperforming the S&P Composite Software & Services Index which returned -1.84%. An overweight position and poor stock selection in software companies along with stock selection in the internet software & services industries contributed negatively to the Fund's performance. Synchronoss Technologies, Macrovision, Cadence Design Systems and Microsoft within software were the laggards while CSG Systems International in IT services added to the Fund's underperformance. BEA Systems, Jack Henry & Associates and Sybase were among those companies which contributed positively to the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Enterprise Software/Services	31.1
Applications Software	10.1
Electronic Design Automation	8.8
Computer Aided Design	8.6
Computers-Integrated Systems	5.8
Computer Services	5.3
Electronic Forms	5.3
Internet Security	4.9
Entertainment Software	4.7
Decision Support Software	2.9
Internet Infrastructure Software	2.8
Internet Application Software	2.6
Medical Information System	2.6
Industrial Audio & Video Production	2.3
Satellite Telecommunications	2.0
Other	0.2

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Small-Cap Growth	30.7
Mid-Cap Growth	28.8
Large-Cap Growth	20.1
Mid-Cap Value	8.2
Small-Cap Value	7.3
Large-Cap Value	4.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Autodesk, Inc.	5.8
Oracle Corp.	5.3
Adobe Systems, Inc.	5.3
BMC Software, Inc.	5.1
Microsoft Corp.	5.0
Symantec Corp.	4.9
Activision, Inc.	4.7
CA, Inc.	4.6
Ansoft Corp.	3.5
MicroStrategy, Inc.	3.5
Total	47.7

34

Manager's Analysis (Continued)

PowerShares Dynamic Software Portfolio (ticker: PSJ)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Software IntellidexSM Index	-13.58	6.16	18.64
S&P SuperComposite Software & Services Index	-1.84	6.84	20.84
Russell 3000® Index	-5.16	7.22	22.08

Fund

NAV Return	-14.03	5.67	17.02
Share Price Return	-14.02	5.66	17.01

Fund Inception: 23 June 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.80%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 0.78%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Software & Services Index and the Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of 99 and 2,918 common stocks, respectively.

† Average annualized.

35

Funds' Distribution History

	Ex-Dividend	3/20/08	12/21/07	9/21/07	6/15/07	3/16/07
	Record	3/25/08	12/26/07	9/25/07	6/19/07	3/20/07
	Payable	3/31/08	12/31/07	9/28/07	6/29/07	3/30/07
Fund	Ticker
Dynamic Banking Sector Portfolio	PJB	0.00305	0.16212	0.02889	0.21285	—
Dynamic Biotechnology & Genome Portfolio	PBE	—	—	—	—	—
Dynamic Building & Construction Portfolio	PKB	—	—	—	0.02063	—
Dynamic Energy Exploration & Production Portfolio	PXE	0.00761	0.00800	0.01314	0.03364	—
Dynamic Food & Beverage Portfolio	PBJ	0.06768	0.02922	0.23155	0.23482	0.03265
Dynamic Hardware & Consumer Electronics Portfolio	PHW	—	0.33677	—	—	—
Dynamic Healthcare Services Portfolio	PTJ	—	—	—	—	—
Dynamic Insurance Portfolio	PIC	—	0.23350	0.02802	0.03413	0.01758
Dynamic Leisure and Entertainment Portfolio	PEJ	—	0.55772	—	0.01937	0.02530
Dynamic Media Portfolio	PBS	—	0.24294	0.02062	0.01298	—
Dynamic Networking Portfolio	PXQ	—	—	—	—	—
Dynamic Oil & Gas Services Portfolio	PXJ	—	—	—	—	—
Dynamic Pharmaceuticals Portfolio	PJP	—	0.02176	0.02089	0.02110	0.01580
Dynamic Retail Portfolio	PMR	—	0.12567	—	0.02352	0.02680
Dynamic Semiconductors Portfolio	PSI	—	—	—	—	—
Dynamic Software Portfolio	PSJ	—	—	—	—	—

36

	12/15/06	9/15/06	6/16/06	3/17/06	12/16/05	9/16/05
	12/19/06	9/16/06	6/20/06	3/21/06	12/20/05	9/20/05
	12/29/06	9/29/06	6/30/06	3/30/06	12/30/05	9/30/05
Fund
Dynamic Banking Sector Portfolio	0.22276	N/A	N/A	N/A	N/A	N/A
Dynamic Biotechnology & Genome Portfolio	—	—	—	—	—	—
Dynamic Building & Construction Portfolio	—	—	0.00381	—	0.00730	N/A
Dynamic Energy Exploration & Production Portfolio	0.05076	0.01201	0.00182	—	0.01681	N/A
Dynamic Food & Beverage Portfolio	0.07933	0.01726	0.03994	0.01605	0.02825	0.04552
Dynamic Hardware & Consumer Electronics Portfolio	—	—	—	—	—	N/A
Dynamic Healthcare Services Portfolio	—	N/A	N/A	N/A	N/A	N/A
Dynamic Insurance Portfolio	0.07314	0.01536	0.02181	0.01798	0.04533	—
Dynamic Leisure and Entertainment Portfolio	0.05101	—	0.01010	—	0.01677	—
Dynamic Media Portfolio	0.03264	—	0.00739	—	0.00257	0.01746
Dynamic Networking Portfolio	—	—	—	—	—	—
Dynamic Oil & Gas Services Portfolio	—	—	—	—	—	N/A
Dynamic Pharmaceuticals Portfolio	0.05529	—	0.02365	0.01237	0.01581	0.01493
Dynamic Retail Portfolio	0.00881	—	0.01022	—	0.01269	N/A
Dynamic Semiconductors Portfolio	—	—	—	—	—	—
Dynamic Software Portfolio	—	—	—	—	—	—

37

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PJB	Dynamic Banking Sector Portfolio	10/12/06	389	156	17	0	1	0	0
PBE	Dynamic Biotechnology & Genome Portfolio	6/23/05	718	306	27	3	1	0	0
PKB	Dynamic Building & Construction Portfolio	10/26/05	631	210	26	4	0	0	0
PXE	Dynamic Energy Exploration & Production Portfolio	10/26/05	631	304	18	5	0	0	0
PBJ	Dynamic Food & Beverage Portfolio	6/23/05	718	337	21	5	0	0	0
PHW	Dynamic Hardware & Consumer Electronics Portfolio	12/6/05	603	239	12	2	0	0	0
PTJ	Dynamic Healthcare Services Sector Portfolio	10/12/06	389	135	4	0	1	0	0
PIC	Dynamic Insurance Portfolio	10/26/05	631	270	10	4	0	0	0
PEJ	Dynamic Leisure and Entertainment Portfolio	6/23/05	718	282	21	6	0	0	0
PBS	Dynamic Media Portfolio	6/23/05	718	258	20	2	0	0	0
PXQ	Dynamic Networking Portfolio	6/23/05	718	293	18	8	0	0	0
PXJ	Dynamic Oil & Gas Services Portfolio	10/26/05	631	261	38	10	0	0	0
PJP	Dynamic Pharmaceuticals Portfolio	6/23/05	718	376	10	5	0	0	0
PMR	Dynamic Retail Portfolio	10/26/05	631	250	17	3	0	0	0
PSI	Dynamic Semiconductors Portfolio	6/23/05	718	340	19	3	0	0	0
PSJ	Dynamic Software Portfolio	6/23/05	718	364	10	7	0	0	0

38

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PJB	203	11	1	0	0	0
PBE	347	32	2	0	0	0
PKB	379	12	0	0	0	0
PXE	293	8	3	0	0	0
PBJ	343	12	0	0	0	0
PHW	343	6	1	0	0	0
PTJ	247	2	0	0	0	0
PIC	338	9	0	0	0	0
PEJ	400	8	1	0	0	0
PBS	427	11	0	0	0	0
PXQ	387	11	1	0	0	0
PXJ	314	7	1	0	0	0
PJP	323	4	0	0	0	0
PMR	338	22	1	0	0	0
PSI	350	6	0	0	0	0
PSJ	333	3	1	0	0	0

39

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2008.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Banking Portfolio Actual	$1,000.00	$927.36	0.65%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Biotechnology & Genome Portfolio Actual	$1,000.00	$903.41	0.63%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Building & Construction Portfolio Actual	$1,000.00	$857.36	0.63%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Energy Exploration & Production Portfolio Actual	$1,000.00	$1,070.43	0.63%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17

40

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Food & Beverage Portfolio Actual	$1,000.00	$953.99	0.63%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Hardware & Consumer Electronics Portfolio Actual	$1,000.00	$719.67	0.63%	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Healthcare Services Portfolio Actual	$1,000.00	$804.34	0.65%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Insurance Portfolio Actual	$1,000.00	$909.63	0.63%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Leisure and Entertainment Portfolio Actual	$1,000.00	$867.12	0.63%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Media Portfolio Actual	$1,000.00	$829.25	0.63%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Networking Portfolio Actual	$1,000.00	$769.68	0.63%	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Oil & Gas Services Portfolio Actual	$1,000.00	$1,066.78	0.60%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.60%	$3.02
PowerShares Dynamic Pharmaceuticals Portfolio Actual	$1,000.00	$902.52	0.63%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Retail Portfolio Actual	$1,000.00	$916.64	0.63%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Semiconductors Portfolio Actual	$1,000.00	$891.32	0.63%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Software Portfolio Actual	$1,000.00	$813.46	0.63%	$2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the financial highlights.

41

Schedule of Investments

PowerShares Dynamic Banking Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.2%
	Commercial Banks - Central US—19.9%
64,205	BancFirst Corp.	$2,807,685
64,951	Commerce Bancshares, Inc.	2,825,369
52,922	Cullen/Frost Bankers, Inc.	2,954,106
71,431	First Financial Bankshares, Inc.	3,213,681
144,109	FirstMerit Corp.	2,957,117
124,773	International Bancshares Corp.	3,118,076
70,668	UMB Financial Corp.	3,507,959
		21,383,993
	Commercial Banks - Eastern US—13.4%
122,406	Community Bank System, Inc.	3,120,129
255,670	First Commonwealth Financial Corp.	3,183,091
168,964	National Penn Bancshares, Inc.	2,820,009
99,417	Sandy Spring Bancorp, Inc.	2,535,134
312,715	TrustCo Bank Corp. NY	2,730,002
		14,388,365
	Commercial Banks - Southern US—13.3%
72,634	City Holding Co.	3,020,123
19,020	First Citizens BancShares, Inc., Class A	2,677,445
73,027	Hancock Holding Co.	3,013,824
136,887	Trustmark Corp.	2,981,399
112,662	Whitney Holding Corp.	2,637,417
		14,330,208
	Commercial Banks - Western US—13.9%
56,331	Bank of Hawaii Corp.	3,088,629
59,713	SVB Financial Group*	2,905,635
106,485	UnionBanCal Corp.	5,591,526
57,149	Westamerica Bancorp.	3,339,788
		14,925,578
	Fiduciary Banks—5.0%
73,333	Northern Trust Corp.	5,434,709
	Finance - Investment Banker/Broker—5.4%
122,001	JPMorgan Chase & Co.	5,813,348
	S&L/Thrifts - Eastern US—10.9%
236,866	First Niagara Financial Group, Inc.	3,417,976
303,686	New York Community Bancorp, Inc.	5,669,818
102,417	Northwest Bancorp, Inc.	2,642,359
		11,730,153
	Super-Regional Banks - US—18.4%
136,838	Comerica, Inc.	4,752,384
85,316	SunTrust Banks, Inc.	4,756,367
154,873	U.S. Bancorp	5,248,645
169,662	Wells Fargo & Co.	5,047,444
		19,804,840
	Total Common Stocks (Cost $105,808,746)	107,811,194

Number of Shares		Value
	Money Market Fund—0.1%
131,204	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $131,204)	$131,204
	Total Investments (Cost $105,939,950)—100.3%	107,942,398
	Liabilities in excess of other assets—(0.3%)	(294,218)
	Net Assets—100.0%	$107,648,180

*  Non-income producing security.

See Notes to Financial Statements.

42

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.2%
	Biotechnology—42.3%
84,946	Alexion Pharmaceuticals, Inc.*	$5,978,499
124,606	Genentech, Inc.*	8,498,129
133,094	Genzyme Corp.*	9,363,163
519,539	Incyte Corp.*	5,636,998
111,717	Invitrogen Corp.*	10,453,360
674,700	Millennium Pharmaceuticals, Inc.*	16,779,788
73,656	Millipore Corp.*	5,163,286
139,074	Myriad Genetics, Inc.*	5,777,134
260,424	Regeneron Pharmaceuticals, Inc.*	5,109,519
440,054	Sangamo Biosciences, Inc.*	5,610,689
572,701	Seattle Genetics, Inc.*	5,818,642
		84,189,207
	Chemicals—4.9%
171,558	Sigma-Aldrich Corp.	9,782,237
	Electronics—14.6%
280,008	Applera Corp. - Applied Biosystems Group	8,935,055
69,746	Dionex Corp.*	5,455,532
95,082	Varian, Inc.*	4,842,526
158,345	Waters Corp.*	9,731,884
		28,964,997
	Healthcare - Products—9.5%
376,635	Bruker Corp.*	4,564,816
186,004	Cepheid, Inc.*	3,640,098
116,562	SurModics, Inc.*	5,183,512
75,281	Techne Corp.*	5,459,379
		18,847,805
	Pharmaceuticals—28.9%
397,883	Alkermes, Inc.*	4,945,686
181,289	Alnylam Pharmaceuticals, Inc.*	4,546,728
282,893	Cubist Pharmaceuticals, Inc.*	5,476,808
881,611	CV Therapeutics, Inc.*	8,066,741
199,474	Gilead Sciences, Inc.*	10,324,773
143,212	OSI Pharmaceuticals, Inc.*	4,962,296
259,769	Rigel Pharmaceuticals, Inc.*	5,844,803
312,981	Theravance, Inc.*	3,909,133
562,074	Viropharma, Inc.*	5,148,598
100,615	XenoPort, Inc.*	4,304,310
		57,529,876
	Total Investments (Cost $198,435,826)—100.2%	199,314,122
	Liabilities in excess of other assets—(0.2%)	(314,519)
	Net Assets—100.0%	$198,999,603

*  Non-income producing security.

See Notes to Financial Statements.

43

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.6%
	Agriculture—3.1%
11,543	Tejon Ranch Co.*	$487,807
	Building Materials—18.3%
13,028	Armstrong World Industries, Inc.*	463,667
34,339	Comfort Systems USA, Inc.	467,010
10,856	Lennox International, Inc.	359,768
13,468	NCI Building Systems, Inc.*	325,118
17,055	Simpson Manufacturing Co., Inc.	450,081
16,629	Trane, Inc.	773,415
		2,839,059
	Electric—3.3%
31,603	Pike Electric Corp.*	506,912
	Engineering & Construction—24.5%
15,765	Aecom Technology Corp.*	432,907
35,719	Dycom Industries, Inc.*	513,639
16,963	EMCOR Group, Inc.*	425,093
5,380	Fluor Corp.	822,441
9,331	Jacobs Engineering Group, Inc.*	805,545
10,903	Perini Corp.*	394,471
10,145	URS Corp.*	409,249
		3,803,345
	Environmental Control—3.0%
21,655	Tetra Tech, Inc.*	457,570
	Forest Products & Paper—5.0%
12,241	Weyerhaeuser Co.	781,955
	Home Builders—3.0%
756	NVR, Inc.*	463,806
	Machinery - Construction & Mining—13.0%
10,793	Astec Industries, Inc.*	395,563
10,357	Caterpillar, Inc.	848,031
11,107	Terex Corp.*	773,936
		2,017,530
	Machinery - Diversified—4.5%
18,389	Manitowoc (The) Co., Inc.	695,472
	Metal Fabricate/Hardware—5.2%
9,647	L.B. Foster Co., Class A*	309,669
5,114	Valmont Industries, Inc.	503,524
		813,193
	Miscellaneous Manufacturing—4.0%
3,702	Ameron International Corp.	365,758
17,133	LSB Industries, Inc.*	262,306
		628,064
	Office Furnishings—2.0%
24,381	Interface, Inc., Class A	313,052

Number of Shares		Value
	Common Stocks (Continued)
	Retail—2.5%
10,914	Tractor Supply Co.*	$388,102
	Storage/Warehousing—3.0%
21,958	Mobile Mini, Inc.*	466,608
	Textiles—5.2%
10,491	Mohawk Industries, Inc.*	799,309
	Total Common Stocks (Cost $16,057,494)	15,461,784
	Money Market Fund—0.3%
39,857	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $39,857)	39,857
	Total Investments (Cost $16,097,351)—99.9%	15,501,641
	Other assets less liabilities—0.1%	21,548
	Net Assets—100.0%	$15,523,189

*  Non-income producing security.

See Notes to Financial Statements.

44

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Gas - Distribution—2.9%
58,325	Energen Corp.	$3,980,098
	Oil Companies - Exploration & Production—66.8%
100,654	Anadarko Petroleum Corp.	6,699,530
55,931	Apache Corp.	7,532,787
85,121	Berry Petroleum Co., Class A	4,215,192
162,989	Bois d'Arc Energy, Inc.*	3,895,437
70,342	Cabot Oil & Gas Corp.	4,007,384
66,400	Cimarex Energy Co.	4,136,720
96,400	Comstock Resources, Inc.*	4,385,236
109,733	Denbury Resources, Inc.*	3,353,440
62,456	Devon Energy Corp.	7,082,510
70,938	Forest Oil Corp.*	4,180,376
126,198	Mariner Energy, Inc.*	3,478,017
45,214	Noble Energy, Inc.	3,933,618
82,923	Occidental Petroleum Corp.	6,900,023
222,045	Petroquest Energy, Inc.*	4,614,095
94,888	St. Mary Land & Exploration Co.	4,148,503
68,937	Stone Energy Corp.*	4,201,021
73,315	Swift Energy Co.*	3,822,644
44,598	Ultra Petroleum Corp.*	3,704,756
98,633	W&T Offshore, Inc.	4,034,090
57,161	Whiting Petroleum Corp.*	4,373,960
		92,699,339
	Oil Companies - Integrated—21.9%
74,034	Chevron Corp.	7,118,369
77,569	ConocoPhillips	6,682,569
221,761	Delek US Holdings, Inc.	2,446,024
73,732	Exxon Mobil Corp.	6,862,237
68,850	Hess Corp.	7,311,871
		30,421,070
	Oil Refining & Marketing—5.6%
97,996	Frontier Oil Corp.	2,435,201
65,545	Holly Corp.	2,718,807
57,289	Sunoco, Inc.	2,658,782
		7,812,790
	Pipelines—2.8%
63,337	Questar Corp.	3,928,794
	Total Investments (Cost $115,961,538)—100.0%	138,842,091
	Liabilities in excess of other assets—(0.0%)	(39,722)
	Net Assets—100.0%	$138,802,369

*  Non-income producing security.

See Notes to Financial Statements.

45

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.2%
	Agricultural Chemicals—4.7%
35,605	Monsanto Co.	$4,059,682
	Beverages - Non-alcoholic—14.5%
41,078	Cocoa-Cola Bottling Co. Consolidated	2,350,483
91,955	Coca-Cola Enterprises, Inc.	2,068,988
54,129	Hansen Natural Corp.*	1,915,625
66,052	Pepsi Bottling Group (The), Inc.	2,226,613
59,210	PepsiCo, Inc.	4,057,661
		12,619,370
	Beverages - Wine/Spirits—2.8%
35,224	Brown-Forman Corp., Class B	2,395,936
	Brewery—7.6%
87,460	Anheuser-Busch Cos., Inc.	4,303,032
41,629	Molson Coors Brewing Co., Class B	2,282,934
		6,585,966
	Food - Confectionery—8.5%
43,888	J.M. Smucker (The) Co.	2,189,133
68,804	Wm. Wrigley Jr. Co.	5,240,113
		7,429,246
	Food - Miscellaneous/Diversified—34.8%
69,572	Campbell Soup Co.	2,421,106
109,744	Chiquita Brands International, Inc.*	2,496,676
101,652	ConAgra Foods, Inc.	2,394,921
73,556	General Mills, Inc.	4,442,781
50,931	H.J. Heinz Co.	2,395,285
54,981	Hormel Foods Corp.	2,166,801
81,200	Kellogg Co.	4,155,004
60,505	Lancaster Colony Corp.	2,310,686
65,211	McCormick & Co., Inc.	2,464,324
40,517	Ralcorp Holdings, Inc.*	2,473,158
177,867	Sara Lee Corp.	2,580,850
		30,301,592
	Food - Retail—5.9%
69,654	Ruddick Corp.	2,695,610
78,166	Safeway, Inc.	2,470,046
		5,165,656
	Food - Wholesale/Distributions—5.2%
67,645	Fresh Del Monte Produce, Inc.*	2,143,670
64,058	Nash Finch Co.	2,343,242
		4,486,912

Number of Shares		Value
	Common Stocks (Continued)
	Retail - Restaurants—16.2%
87,549	Burger King Holdings, Inc.	$2,442,617
85,514	Jack in the Box, Inc.*	2,287,500
76,111	McDonald's Corp.	4,534,693
119,549	Yum! Brands, Inc.	4,863,254
		14,128,064
	Total Investments (Cost $85,334,153)—100.2%	87,172,424
	Liabilities in excess of other assets—(0.2%)	(159,491)
	Net Assets—100.0%	$87,012,933

*  Non-income producing security.

See Notes to Financial Statements.

46

Schedule of Investments

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

April 30, 2008

Number of Shares		Value
	Common Stock—99.8%
	Computers—40.0%
2,387	Apple, Inc.*	$415,218
21,169	Brocade Communications Systems, Inc.*	151,570
15,036	Dell, Inc.*	280,121
19,205	EMC Corp.*	295,757
6,248	Hewlett-Packard Co.	289,595
4,928	Lexmark International, Inc., Class A*	154,690
7,347	NCR Corp.*	180,957
7,530	NetApp, Inc.*	182,226
18,197	Sun Microsystems, Inc.*	284,965
5,273	Western Digital Corp.*	152,864
		2,387,963
	Electronics—22.5%
9,751	Agilent Technologies, Inc.*	294,577
9,691	Benchmark Electronics, Inc.*	172,306
6,727	Checkpoint Systems, Inc.*	174,431
5,084	Garmin Ltd.	207,936
6,295	National Instruments Corp.	185,199
6,573	Plexus Corp.*	158,344
98,660	Sanmina-SCI Corp.*	152,923
		1,345,716
	Home Furnishings—5.3%
3,951	Harman International Industries, Inc.	161,477
18,755	Tivo, Inc.*	154,354
		315,831
	Machinery - Diversified—5.6%
7,387	Intermec, Inc.*	156,013
4,885	Zebra Technologies Corp., Class A*	179,524
		335,537
	Miscellaneous Manufacturing—2.9%
9,586	Eastman Kodak Co.	171,494
	Office/Business Equipment—4.8%
20,302	Xerox Corp.	283,619
	Semiconductors—5.1%
10,939	Emulex Corp.*	143,192
10,270	QLogic Corp.*	163,909
		307,101
	Software—2.3%
6,681	Avid Technology, Inc.*	139,432

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunications—11.3%
21,677	Ixia*	$153,690
15,387	Novatel Wireless, Inc.*	137,252
8,632	Plantronics, Inc.	215,023
7,467	Polycom, Inc.*	167,261
		673,226
	Total Investments (Cost $7,412,367)—99.8%	5,959,919
	Other assets less liabilities—0.2%	11,056
	Net Assets—100.0%	$5,970,975

*  Non-income producing security.

See Notes to Financial Statements.

47

Schedule of Investments

PowerShares Dynamic Healthcare Services Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Consulting Services—2.6%
15,474	Advisory Board (The) Co.*	$721,398
	Dental Supplies & Equipment—3.0%
24,430	Patterson Cos., Inc.*	835,506
	Distribution/Wholesale—3.2%
20,026	Owens & Minor, Inc.	907,578
	Diversified Operations—2.2%
18,040	Chemed Corp.	615,164
	Hazardous Waste Disposal—3.0%
15,962	Stericycle, Inc.*	852,051
	Health Care Cost Containment—7.9%
49,016	Healthspring, Inc.*	825,429
26,837	McKesson Corp.	1,398,745
		2,224,174
	Human Resources—2.8%
53,143	AMN Healthcare Services, Inc.*	775,356
	Life/Health Insurance—5.4%
35,370	CIGNA Corp.	1,510,653
	Medical Products—2.8%
14,382	Henry Schein, Inc.*	796,331
	Medical - HMO—39.8%
31,800	Aetna, Inc.	1,386,481
23,907	AMERIGROUP Corp.*	621,343
47,992	Centene Corp.*	881,613
30,408	Coventry Health Care, Inc.*	1,360,151
19,587	Health Net, Inc.*	573,703
23,091	Humana, Inc.*	1,103,519
19,862	Magellan Health Services, Inc.*	766,475
27,186	Molina Healthcare, Inc.*	675,028
42,581	Triple-S Management Corp., Class B*	776,677
33,933	UnitedHealth Group, Inc.	1,107,234
18,031	WellCare Health Plans, Inc.*	789,397
22,515	WellPoint, Inc.*	1,120,121
		11,161,742
	Medical - Outpatient/Home Medical Care—14.4%
20,930	Air Methods Corp.*	839,293
20,099	Amedisys, Inc.*	1,041,128
39,896	Gentiva Health Services, Inc.*	867,339
26,467	Lincare Holdings, Inc.*	644,207
39,936	Res-Care, Inc.*	650,557
		4,042,524
	Medical - Wholesale Drug Distribution—3.0%
20,626	AmerisourceBergen Corp.	836,384

Number of Shares		Value
	Common Stocks (Continued)
	Pharmacy Services—6.7%
26,685	Express Scripts, Inc.*	$1,868,484
	Physician Practice Management—3.2%
13,022	Pediatrix Medical Group, Inc.*	885,756
	Total Investments (Cost $35,950,635)—100.0%	28,033,101
	Liabilities in excess of other assets—(0.0%)	(7,582)
	Net Assets—100.0%	$28,025,519

*  Non-income producing security.

See Notes to Financial Statements.

48

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks —99.9%
	Insurance Brokers—8.2%
39,746	AON Corp.	$1,804,071
18,278	Erie Indemnity Co., Class A	976,411
		2,780,482
	Life/Health Insurance—15.6%
26,499	Aflac, Inc.	1,766,689
22,664	Prudential Financial, Inc.	1,715,891
16,488	Reinsurance Group of America, Inc.	857,046
14,970	Torchmark Corp.	969,158
		5,308,784
	Multi-line Insurance—26.0%
29,406	ACE Ltd.	1,772,887
34,649	Allstate (The) Corp.	1,744,924
14,422	Assurant, Inc.	937,430
20,647	Hanover Insurance Group (The), Inc.	926,637
37,492	HCC Insurance Holdings, Inc.	925,303
39,527	Loews Corp.	1,664,482
26,262	United Fire & Casualty Co.	865,333
		8,836,996
	Property/Casualty Insurance—39.5%
13,173	Arch Capital Group Ltd.*	930,672
32,491	Chubb (The) Corp.	1,721,049
26,863	Harleysville Group, Inc.	979,156
1,941	Markel Corp.*	843,170
16,482	Navigators Group (The), Inc.*	807,618
26,594	Philadelphia Consolidated Holding Co.*	980,787
16,966	ProAssurance Corp.*	898,010
17,271	RLI Corp.	829,008
19,500	Safeco Corp.	1,301,430
37,966	Selective Insurance Group	809,435
35,635	Travelers (The) Cos., Inc.	1,796,005
48,085	United America Indemnity Ltd., Class A*	743,394
31,333	W.R. Berkley Corp.	804,945
		13,444,679
	Reinsurance—10.6%
33,262	IPC Holdings Ltd.	968,257
24,933	Odyssey Re Holdings Corp.	892,103
11,732	PartnerRe Ltd.	867,933
13,384	Transatlantic Holdings, Inc.	867,952
		3,596,245
	Total Investments (Cost $35,069,905)—99.9%	33,967,186
	Other assets less liabilities—0.1%	44,561
	Net Assets—100.0%	$34,011,747

*  Non-income producing security.

See Notes to Financial Statements.

49

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Entertainment—17.0%
10,725	Bally Technologies, Inc.*	$361,325
16,017	DreamWorks Animation SKG, Inc., Class A*	447,835
16,510	International Game Technology	573,558
10,203	International Speedway Corp., Class A	432,811
20,604	Regal Entertainment Group, Class A	390,652
13,922	Speedway Motorsports, Inc.	362,529
		2,568,710
	Internet—9.4%
17,731	Expedia, Inc.*	447,885
64,428	Orbitz Worldwide, Inc.*	512,203
3,567	priceline.com, Inc.*	455,292
		1,415,380
	Leisure Time—7.6%
18,941	Carnival Corp.	760,860
10,706	WMS Industries, Inc.*	387,450
		1,148,310
	Lodging—12.8%
19,277	Boyd Gaming Corp.	361,444
12,528	Choice Hotels International, Inc.	432,091
21,857	Marriott International, Inc., Class A	749,694
18,337	Wyndham Worldwide Corp.	393,879
		1,937,108
	Media—21.5%
32,659	CBS Corp., Class B	753,443
18,013	Discovery Holding Co., Class A*	417,181
9,731	E.W. Scripps Co., Class A	437,019
32,097	Liberty Media Corp. Capital, Series A*	493,331
22,997	Walt Disney (The) Co.	745,793
22,970	World Wrestling Entertainment, Inc., Class A	405,421
		3,252,188
	Retail—31.7%
14,042	Bob Evans Farms, Inc.	394,159
22,046	Brinker International, Inc.	500,224
15,845	Burger King Holdings, Inc.	442,075
11,162	CBRL Group, Inc.	412,324
15,474	Jack in the Box, Inc.*	413,930
13,775	McDonald's Corp.	820,715
14,249	PF Chang's China Bistro, Inc.*	442,146
16,744	Wendy's International, Inc.	485,576
21,637	Yum! Brands, Inc.	880,192
		4,791,341
	Total Common Stocks (Cost $16,678,170)	15,113,037

Number of Shares		Value
	Money Market Fund—0.9%
131,059	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $131,059)	$131,059
	Total Investments (Cost $16,809,229)—100.9%	15,244,096
	Liabilities in excess of other assets—(0.9%)	(129,541)
	Net Assets—100.0%	$15,114,555

*  Non-income producing security.

See Notes to Financial Statements.

50

Schedule of Investments

PowerShares Dynamic Media Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.9%
	Advertising Agencies—5.3%
34,609	Omnicom Group, Inc.	$1,652,234
	Advertising Sales—2.2%
36,257	Clear Channel Outdoor Holdings, Inc., Class A*	689,608
	Advertising Services—2.8%
26,217	Getty Images, Inc.*	855,985
	Broadcast Services/Program—3.3%
66,576	Liberty Media Corp. - Capital, Series A*	1,023,273
	Cable TV—7.7%
61,716	DIRECTV Group (The), Inc.*	1,520,683
28,442	DISH Network Corp., Class A*	848,709
		2,369,392
	Commercial Services—3.1%
20,311	CoStar Group, Inc.*	973,912
	Computer Services—2.9%
13,680	IHS, Inc., Class A*	903,564
	Direct Marketing—2.2%
49,867	Harte-Hanks, Inc.	681,183
	E-Commerce/ Services—2.9%
42,378	IAC/InterActiveCorp.*	881,886
	Internet Content - Information/News—3.1%
30,271	WebMD Health Corp., Class A*	948,996
	Motion Pictures & Services—3.0%
33,225	DreamWorks Animation SKG, Inc., Class A*	928,971
	Multimedia—17.0%
20,185	E.W. Scripps Co., Class A	906,508
177,903	Gemstar-TV Guide International, Inc.*	716,949
19,449	Meredith Corp.	630,342
99,041	Time Warner, Inc.	1,470,759
47,706	Walt Disney (The) Co.	1,547,106
		5,271,664
	Printing - Commercial—3.5%
75,159	Valassis Communications, Inc.*	1,067,258
	Publishing - Books—2.2%
24,184	Scholastic Corp.*	680,780
	Publishing - Newspapers—7.9%
27,967	Gannett Co., Inc.	800,416
45,261	New York Times (The) Co., Class A	882,589
1,163	Washington Post (The) Co., Class B	762,463
		2,445,468

Number of Shares		Value
	Common Stocks (Continued)
	Radio—5.4%
76,731	Cox Radio, Inc., Class A*	$892,381
296,928	Sirius Satellite Radio, Inc.*	763,105
		1,655,486
	Television—10.2%
67,747	CBS Corp., Class B	1,562,924
38,332	Hearst-Argyle Television, Inc.	794,239
91,365	Sinclair Broadcast Group, Inc., Class A	803,098
		3,160,261
	Web Portals/ISP—15.2%
3,283	Google Inc., Class A*	1,885,393
18,707	Sohu.com, Inc.*	1,293,215
55,650	Yahoo!, Inc.*	1,525,367
		4,703,975
	Total Common Stocks (Cost $34,375,531)	30,893,896
	Money Market Fund—0.7%
208,988	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $208,988)	208,988
	Total Investments (Cost $34,584,519)—100.6%	31,102,884
	Liabilities in excess of other assets—(0.6%)	(179,706)
	Net Assets—100.0%	$30,923,178

*  Non-income producing security.

See Notes to Financial Statements.

51

Schedule of Investments

PowerShares Dynamic Networking Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.1%
	Computers—7.0%
79,041	Brocade Communications Systems, Inc.*	$565,934
29,523	Echelon Corp.*	332,429
		898,363
	Internet—16.8%
14,120	Blue Coat Systems, Inc.*	298,073
14,961	F5 Networks, Inc.*	338,568
18,270	McAfee, Inc.*	607,479
40,831	Secure Computing Corp.*	270,301
39,802	SonicWALL, Inc.*	306,077
17,029	Websense, Inc.*	331,214
		2,151,712
	Semiconductors—21.4%
44,622	Applied Micro Circuits Corp.*	390,889
32,143	Broadcom Corp., Class A*	834,433
22,281	Emulex Corp.*	291,658
69,216	PMC - Sierra, Inc.*	537,808
20,918	QLogic Corp.*	333,851
10,712	Silicon Laboratories, Inc.*	361,744
		2,750,383
	Software—10.1%
18,458	Citrix Systems, Inc.*	604,500
10,361	VMware, Inc., Class A*	690,457
		1,294,957
	Telecommunications—44.8%
41,339	Acme Packet, Inc.*	378,252
24,253	ADC Telecommunications, Inc.*	340,027
17,999	ADTRAN, Inc.	425,856
13,633	Atheros Communications, Inc.*	362,910
12,835	Ciena Corp.*	433,951
24,942	Cisco Systems, Inc.*	639,512
7,643	Comtech Telecommunications Corp.*	296,013
27,931	Foundry Networks, Inc.*	355,562
37,210	Harmonic, Inc.*	307,727
22,664	Juniper Networks, Inc.*	625,979
15,195	NETGEAR, Inc.*	246,311
14,346	QUALCOMM, Inc.	619,604
94,999	Sycamore Networks, Inc.*	305,897
27,837	Tekelec*	409,761
		5,747,362
	Total Investments (Cost $14,376,262)—100.1%	12,842,777
	Liabilities in excess of other assets—(0.1%)	(11,395)
	Net Assets—100.0%	$12,831,382

*  Non-income producing security.

See Notes to Financial Statements.

52

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.9%
	Engineering/R&D Services—4.6%
326,934	McDermott International, Inc.*	$17,517,124
	Oil Components - Exploration & Production—2.8%
168,854	Unit Corp.*	10,723,918
	Oil Field Machinery & Equipment—21.1%
219,215	Cameron International Corp.*	10,791,954
273,328	Dresser-Rand Group, Inc.*	9,995,605
199,064	Dril-Quip, Inc.*	11,378,498
164,353	FMC Technologies, Inc.*	11,044,522
162,915	Lufkin Industries, Inc.	12,291,937
357,029	National Oilwell Varco, Inc.*	24,438,635
		79,941,151
	Oil & Gas Drilling—20.8%
141,294	Diamond Offshore Drilling, Inc.	17,719,681
155,619	ENSCO International, Inc.	9,917,599
1,501,976	Grey Wolf, Inc.*	9,417,390
207,724	Helmerich & Payne, Inc.	11,165,165
351,778	Noble Corp.	19,798,065
392,426	Patterson-UTI Energy, Inc.	10,964,382
		78,982,282
	Oil-Field Services—39.5%
253,714	Baker Hughes, Inc.	20,520,389
445,757	Halliburton Co.	20,464,704
207,261	Hornbeck Offshore Services, Inc.*	10,336,106
689,287	Key Energy Services, Inc.*	9,443,232
155,204	Oceaneering International, Inc.*	10,364,523
220,879	Oil States International, Inc.*	11,057,203
197,484	Schlumberger Ltd.	19,857,016
97,013	SEACOR Holdings, Inc.*	8,256,776
270,863	Smith International, Inc.	20,723,729
228,859	Superior Energy Services, Inc.*	10,156,762
235,634	Trico Marine Services, Inc.*	8,881,045
		150,061,485
	Seismic Data Collection—2.9%
700,697	ION Geophysical Corp.*	11,162,103
	Transport - Marine—5.7%
183,819	GulfMark Offshore, Inc.*	10,992,376
165,846	Tidewater, Inc.	10,816,476
		21,808,852
	Transport - Services—2.5%
176,503	Bristow Group, Inc.*	9,310,533
	Total Investments (Cost $322,093,288)—99.9%	379,507,448
	Other assets less liabilities—0.1%	431,544
	Net Assets—100.0%	$379,938,992

*  Non-income producing security.

See Notes to Financial Statements.

53

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Cosmetics & Toiletries—2.4%
36,992	Chattem, Inc.*	$2,585,001
	Medical Products—5.4%
85,264	Johnson & Johnson	5,720,362
	Medical - Biomedical/Gene—22.3%
116,056	Amgen, Inc.*	4,859,265
49,375	Biogen Idec, Inc.*	2,996,569
51,118	Celgene Corp.*	3,176,473
69,740	Genentech, Inc.*	4,756,268
40,631	Genzyme Corp.*	2,858,391
205,974	Millennium Pharmaceuticals, Inc.*	5,122,572
		23,769,538
	Medical - Drugs—49.9%
98,653	Abbott Laboratories	5,203,946
48,651	Allergan, Inc.	2,742,457
127,448	Bristol-Myers Squibb Co.	2,800,033
47,755	Cephalon, Inc.*	2,980,390
105,615	Eli Lilly & Co.	5,084,306
109,733	Endo Pharmaceuticals Holdings, Inc.*	2,724,670
217,312	Eurand N.V.* (Netherlands)	3,466,126
72,457	Forest Laboratories, Inc.*	2,514,982
271,844	King Pharmaceuticals, Inc.*	2,552,615
140,496	Medicis Pharmaceutical Corp., Class A	2,894,218
119,251	Merck & Co., Inc.	4,536,308
237,112	Pfizer, Inc.	4,768,322
139,205	Sciele Pharma, Inc.	2,682,480
134,215	Sepracor, Inc.*	2,892,333
121,112	Wyeth	5,385,852
		53,229,038
	Medical - Generic Drugs—14.3%
114,439	Alpharma, Inc., Class A*	2,816,344
175,384	Caraco Pharmaceutical Laboratories Ltd.*	2,890,328
162,892	Par Pharmaceutical Cos., Inc.*	2,777,309
86,222	Perrigo Co.	3,534,239
103,616	Watson Pharmaceuticals, Inc.*	3,216,241
		15,234,461
	Therapeutics—5.7%
60,896	Gilead Sciences, Inc.*	3,151,977
170,811	Warner Chilcott Ltd., Class A*	2,939,657
		6,091,634
	Total Common Stocks (Cost $117,614,090)	106,630,034

Number of Shares		Value
	Money Market Fund—0.1%
91,004	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $91,004)	$91,004
	Total Investments (Cost $117,705,094)—100.1%	106,721,038
	Liabilities in excess of other assets—(0.1%)	(106,065)
	Net Assets—100.0%	$106,614,973

*  Non-income producing security.

See Notes to Financial Statements.

54

Schedule of Investments

PowerShares Dynamic Retail Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.9%
	Distribution/Wholesale—2.6%
8,953	Genuine Parts Co.	$380,144
	E-Commerce/Products—13.9%
10,502	Amazon.com, Inc.*	825,772
25,685	eBay, Inc.*	803,684
11,694	NetFlix, Inc.*	373,974
		2,003,430
	Food - Retail—8.3%
11,451	Ruddick Corp.	443,154
23,558	Safeway, Inc.	744,433
		1,187,587
	Rental Auto/Equipment—5.6%
25,718	Dollar Thrifty Automotive Group*	339,220
21,535	Rent-A-Center, Inc.*	463,649
		802,869
	Retail - Apparel/Shoe—33.4%
4,763	Abercrombie & Fitch Co., Class A	353,939
13,749	Aeropostale, Inc.*	437,081
17,282	American Eagle Outfitters, Inc.	317,470
15,375	AnnTaylor Stores Corp.*	388,988
30,246	Bebe Stores, Inc.	302,158
8,135	Buckle (The), Inc.	395,198
18,968	Charlotte Russe Holding, Inc.*	301,212
34,195	Christopher & Banks Corp.	405,211
33,568	Gap (The), Inc.	625,035
9,328	Gymboree (The) Corp.*	403,156
16,029	Men's Wearhouse, Inc.	426,852
12,832	Urban Outfitters, Inc.*	439,496
		4,795,796
	Retail - Automobile—5.3%
8,865	Copart, Inc.*	362,313
24,920	Rush Enterprises, Inc., Class A*	401,710
		764,023
	Retail - Computer Equipment—6.1%
15,984	GameStop Corp., Class A*	879,759
	Retail - Consumer Electronics—6.8%
15,742	Best Buy Co., Inc.	677,220
21,164	RadioShack Corp.	294,180
		971,400
	Retail - Discount—7.8%
11,702	BJ's Wholesale Club, Inc.*	446,080
21,158	TJX (The) Cos., Inc.	681,711
		1,127,791
	Retail - Major Department Store—4.3%
14,652	J. C. Penney Co., Inc.	622,710

Number of Shares		Value
	Common Stocks (Continued)
	Transport - Equipment & Leasing—2.8%
7,087	Amerco, Inc.*	$407,006
	Transport - Services—3.0%
6,410	Ryder System, Inc.	438,893
	Total Common Stocks (Cost $14,260,347)	14,381,408
	Money Market Fund—0.9%
130,181	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $130,181)	130,181
	Total Investments (Cost $14,390,528)—100.8%	14,511,589
	Liabilities in excess of other assets—(0.8%)	(120,714)
	Net Assets—100.0%	$14,390,875

*  Non-income producing security.

See Notes to Financial Statements.

55

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Electronic Components & Semiconductors—53.7%
198,715	Altera Corp.	$4,228,655
158,376	Amkor Technology, Inc.*	1,512,491
166,330	Fairchild Semiconductor International, Inc.*	2,168,943
170,429	Intel Corp.	3,793,750
81,449	International Rectifier Corp.*	1,853,779
79,698	Intersil Corp., Class A	2,129,531
44,573	MEMC Electronic Materials, Inc.*	2,806,762
112,603	National Semiconductor Corp.	2,295,975
158,954	Nvidia Corp.*	3,266,505
387,177	PMC - Sierra, Inc.*	3,008,365
145,569	Semtech Corp.*	2,364,041
59,920	Silicon Laboratories, Inc.*	2,023,498
113,488	Texas Instruments, Inc.	3,309,310
152,064	Xilinx, Inc.	3,766,625
135,068	Zoran Corp.*	1,777,495
		40,305,725
	Lasers-Systems/Components—2.3%
65,465	Cymer, Inc.*	1,701,435
	Semiconductor Components - Integrated Circuits—23.8%
126,297	Analog Devices, Inc.	4,068,027
56,011	Hittite Microwave Corp.*	2,223,637
221,051	Integrated Device Technology, Inc.*	2,363,035
252,327	Micrel, Inc.	2,477,851
70,513	Power Integrations, Inc.*	2,197,890
65,414	Standard Microsystems Corp.*	1,939,525
392,919	TriQuint Semiconductor, Inc.*	2,589,336
		17,859,301
	Semiconductor Equipment—20.2%
177,364	Applied Materials, Inc.	3,309,612
67,834	ATMI, Inc.*	1,997,033
46,087	Lam Research Corp.*	1,882,193
92,313	MKS Instruments, Inc.*	2,109,352
83,993	Novellus Systems, Inc.*	1,836,087
154,675	Teradyne, Inc.*	2,055,631
92,267	Verigy Ltd. (Singapore)*	1,971,746
		15,161,654
	Total Investments (Cost $84,095,244)—100.0%	75,028,115
	Other assets less liabilities—0.0%	28,099
	Net Assets—100.0%	$75,056,214

*  Non-income producing security.

See Notes to Financial Statements.

56

Schedule of Investments

PowerShares Dynamic Software Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.8%
	Applications Software—10.1%
61,206	Microsoft Corp.	$1,745,595
31,841	Progress Software Corp.*	962,553
63,862	Quest Software, Inc.*	850,642
		3,558,790
	Computer Aided Design—8.6%
24,317	Ansys, Inc.*	978,273
53,588	Autodesk, Inc.*	2,036,344
		3,014,617
	Computer Services—5.3%
12,935	DST Systems, Inc.*	774,030
41,194	Manhattan Associates, Inc.*	1,071,456
		1,845,486
	Computers - Integrated Systems—5.8%
38,620	Jack Henry & Associates, Inc.	1,014,934
28,362	Micros Systems, Inc.*	1,011,105
		2,026,039
	Decision Support Software—2.9%
23,895	SPSS, Inc.*	1,009,325
	Electronic Design Automation—8.8%
37,366	Ansoft Corp.*	1,239,056
85,569	Cadence Design Systems, Inc.*	952,383
39,152	Synopsys, Inc.*	904,803
		3,096,242
	Electronic Forms—5.3%
49,510	Adobe Systems, Inc.*	1,846,228
	Enterprise Software/Services—31.1%
51,612	BMC Software, Inc.*	1,794,033
72,816	CA, Inc.	1,612,146
82,091	Epicor Software Corp.*	656,728
52,047	Informatica Corp.*	830,670
53,235	JDA Software Group, Inc.*	1,006,142
13,661	MicroStrategy, Inc., Class A*	1,212,141
88,618	Oracle Corp.*	1,847,685
34,138	Sybase, Inc.*	1,004,340
65,613	Tyler Technologies, Inc.*	949,420
		10,913,305
	Entertainment Software—4.7%
61,138	Activision, Inc.*	1,653,783
	Industrial Audio & Video Production—2.3%
20,537	Dolby Laboratories, Inc., Class A*	824,561
	Internet Application Software—2.6%
75,981	eResearch Technology, Inc.*	925,449
	Internet Infrastructure Software—2.8%
128,900	TIBCO Software, Inc.*	988,663

Number of Shares		Value
	Common Stocks (Continued)
	Internet Security—4.9%
98,933	Symantec Corp.*	$1,703,626
	Medical Information System—2.6%
27,893	Quality Systems, Inc.	895,923
	Satellite Telecommunications—2.0%
30,081	GeoEye, Inc.*	692,765
	Total Investments (Cost $35,933,221)—99.8%	34,994,802
	Other assets less liabilities—0.2%	60,627
	Net Assets—100.0%	$35,055,429

*  Non-income producing security.

See Notes to Financial Statements.

57

Statements of Assets and Liabilities

April 30, 2008

	PowerShares Dynamic Banking Portfolio	PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Dynamic Building & Construction Portfolio	PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares Dynamic Food & Beverage Portfolio	PowerShares Dynamic Hardware & Consumer Electronics Portfolio	PowerShares Dynamic Healthcare Services Portfolio	PowerShares Dynamic Insurance Portfolio
ASSETS:
Investments at value	$107,942,398	$199,314,122	$15,501,641	$138,842,091	$87,172,424	$5,959,919	$28,033,101	$33,967,186
Cash	—	—	40,977	45,508	—	46,886	56,503	77,781
Receivables:
Dividends	52,334	—	12,277	13,464	92,351	—	—	8,058
Shares sold	—	—	—	—	—	—	—	—
Expense waivers due from Adviser	4,760	16,057	11,531	15,144	12,316	6,656	—	10,921
Investments sold	—	—	—	5,341,795	—	—	—	—
Total Assets	107,999,492	199,330,179	15,566,426	144,258,002	87,277,091	6,013,461	28,089,604	34,063,946
LIABILITIES:
Due to custodian	229,824	163,476	—	—	185,843	—	—	—
Payables:
Investments purchased	—	—	—	—	—	—	—	—
Shares repurchased	—	—	—	5,341,472	—	—	—	—
Expenses recapture due to Adviser	—	—	—	—	—	—	1,597	—
Accrued advisory fees	51,943	81,878	6,442	59,160	32,478	3,394	12,375	13,885
Accrued expenses	69,545	85,222	36,795	55,001	45,837	39,092	50,113	38,314
Total Liabilities	351,312	330,576	43,237	5,455,633	264,158	42,486	64,085	52,199
NET ASSETS	$107,648,180	$198,999,603	$15,523,189	$138,802,369	$87,012,933	$5,970,975	$28,025,519	$34,011,747
NET ASSETS CONSIST OF:
Shares of beneficial interest	$117,806,360	$263,132,782	$21,573,565	$122,605,269	$91,162,296	$10,089,970	$39,349,842	$41,200,920
Undistributed net investment income	1,009,971	—	19,258	—	—	—	—	41,414
Accumulated net realized loss on investments	(13,170,599)	(65,011,475)	(5,473,924)	(6,683,453)	(5,987,634)	(2,666,547)	(3,406,789)	(6,127,868)
Net unrealized appreciation (depreciation) of investments	2,002,448	878,296	(595,710)	22,880,553	1,838,271	(1,452,448)	(7,917,534)	(1,102,719)
Net Assets	$107,648,180	$198,999,603	$15,523,189	$138,802,369	$87,012,933	$5,970,975	$28,025,519	$34,011,747
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,500,000	11,200,000	900,000	5,200,000	5,200,000	400,000	1,200,000	2,100,000
Net asset value	$19.57	$17.77	$17.25	$26.69	$16.73	$14.93	$23.35	$16.20
Investments at cost	$105,939,950	$198,435,826	$16,097,351	$115,961,538	$85,334,153	$7,412,367	$35,950,635	$35,069,905

See Notes to Financial Statements.

58

	PowerShares Dynamic Leisure and Entertainment Portfolio	PowerShares Dynamic Media Portfolio	PowerShares Dynamic Networking Portfolio	PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio	PowerShares Dynamic Retail Portfolio	PowerShares Dynamic Semiconductors Portfolio	PowerShares Dynamic Software Portfolio
ASSETS:
Investments at value	$15,244,096	$31,102,884	$12,842,777	$379,507,448	$106,721,038	$14,511,589	$75,028,115	$34,994,802
Cash	—	—	17,097	213,843	—	—	155,796	103,412
Receivables:
Dividends	7,180	2,834	1,620	452,955	76,507	4,689	11,349	—
Shares sold	—	—	—	2,988,205	—	—	—	—
Expense waivers due from Adviser	8,372	8,753	10,636	23,811	9,002	9,840	7,000	9,184
Investments sold	—	—	—	234,744	—	—	—	—
Total Assets	15,259,648	31,114,471	12,872,130	383,421,006	106,806,547	14,526,118	75,202,260	35,107,398
LIABILITIES:
Due to custodian	104,037	142,298	—	—	95,334	95,441	—	—
Payables:
Investments purchased	—	—	—	3,233,966	—	—	70,395	—
Shares repurchased	—	—	—	—	—	—	—	—
Expenses recapture due to Adviser	—	—	—	—	—	—	—	—
Accrued advisory fees	6,055	11,917	5,087	152,866	44,646	5,314	29,889	14,104
Accrued expenses	35,001	37,078	35,661	95,182	51,594	34,488	45,762	37,865
Total Liabilities	145,093	191,293	40,748	3,482,014	191,574	135,243	146,046	51,969
NET ASSETS	$15,114,555	$30,923,178	$12,831,382	$379,938,992	$106,614,973	$14,390,875	$75,056,214	$35,055,429
NET ASSETS CONSIST OF:
Shares of beneficial interest	$23,146,176	$43,407,543	$19,201,515	$360,209,604	$123,913,863	$19,145,386	$111,008,388	$45,588,808
Undistributed net investment income	—	—	—	45,350	202,994	—	—	—
Accumulated net realized loss on investments	(6,466,488)	(9,002,730)	(4,836,648)	(37,730,122)	(6,517,828)	(4,875,572)	(26,885,045)	(9,594,960)
Net unrealized appreciation (depreciation) of investments	(1,565,133)	(3,481,635)	(1,533,485)	57,414,160	(10,984,056)	121,061	(9,067,129)	(938,419)
Net Assets	$15,114,555	$30,923,178	$12,831,382	$379,938,992	$106,614,973	$14,390,875	$75,056,214	$35,055,429
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,000,000	2,300,000	800,000	13,000,000	6,200,000	900,000	4,600,000	2,000,000
Net asset value	$15.11	$13.44	$16.04	$29.23	$17.20	$15.99	$16.32	$17.53
Investments at cost	$16,809,229	$34,584,519	$14,376,262	$322,093,288	$117,705,094	$14,390,528	$84,095,244	$35,933,221

59

Statements of Operations

Year Ended April 30, 2008

	PowerShares Dynamic Banking Portfolio	PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Dynamic Building & Construction Portfolio	PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares Dynamic Food & Beverage Portfolio	PowerShares Dynamic Hardware Consumer Electronics Portfolio	PowerShares Dynamic Healthcare Services Portfolio	PowerShares Dynamic Insurance Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$2,075,929	$145,594	$152,706	$1,274,344	$726,819	$42,851	$65,273	$1,076,102
Affiliated money market dividend income	3,234	—	1	16	5,458	—	—	—
Foreign withholding taxes	(1,283)	—	—	—	—	—	—	—
Total Income	2,077,880	145,594	152,707	1,274,360	732,277	42,851	65,273	1,076,102
EXPENSES:
Advisory fees	307,703	1,176,263	105,659	743,351	210,919	68,448	261,554	248,412
Administration & Accounting fees	75,160	80,738	80,738	80,738	80,738	80,738	74,983	80,738
Sub-licensing	30,770	70,576	6,340	44,601	12,655	4,107	26,156	14,905
Printing	22,413	50,603	7,108	27,719	16,588	1,006	8,698	8,623
Audit	15,848	15,848	15,848	15,848	15,848	15,848	15,848	15,848
Registration & filings	9,186	—	—	—	—	—	6,381	—
Custodian & transfer agent fees	6,892	15,460	6,554	10,963	6,373	6,242	6,493	6,554
Professional tax review	6,706	11,072	11,072	11,072	11,072	11,072	6,706	11,072
Trustees	5,655	10,875	5,068	8,424	5,395	4,861	5,654	5,880
Listing fee and expenses	2,264	8,721	8,423	8,597	8,355	7,869	2,300	8,488
Legal	—	9,298	381	4,753	970	—	—	1,929
Other expenses	218	15,300	2,322	8,114	1,532	574	1,288	3,707
Total Expenses	482,815	1,464,754	249,513	964,180	370,445	200,765	416,061	406,156
(Waivers) and/or Recapture	(74,802)	17,336	(116,382)	(27,558)	(104,686)	(114,521)	(68,092)	(93,139)
Net Expenses	408,013	1,482,090	133,131	936,622	265,759	86,244	347,969	313,017
Net Investment Income (Loss)	1,669,867	(1,336,496)	19,576	337,738	466,518	(43,393)	(282,696)	763,085
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(12,885,656)	(35,659,327)	(2,909,662)	(3,281,867)	(3,252,254)	(1,038,788)	(3,190,748)	(5,076,599)
In-kind redemptions	750,310	35,600,018	2,826,507	26,048,011	5,961,572	535,387	(10,394,290)	2,693,245
Net realized gain (loss)	(12,135,346)	(59,309)	(83,155)	22,766,144	2,709,318	(503,401)	(13,585,038)	(2,383,354)
Net change in unrealized appreciation/ (depreciation) on investments	2,176,920	(21,265,610)	(2,997,274)	6,700,824	(1,717,175)	(2,563,775)	(9,150,564)	(5,113,803)
Net realized and unrealized gain (loss) on investments	(9,958,426)	(21,324,919)	(3,080,429)	29,466,968	992,143	(3,067,176)	(22,735,602)	(7,497,157)
Net increase (decrease) in net assets resulting from operations	$(8,288,559)	$(22,661,415)	$(3,060,853)	$29,804,706	$1,458,661	$(3,110,569)	$(23,018,298)	$(6,734,072)

See Notes to Financial Statements.

60

	PowerShares Dynamic Leisure and Entertainment Portfolio	PowerShares Dynamic Media Portfolio	PowerShares Dynamic Networking Portfolio	PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio	PowerShares Dynamic Retail Portfolio	PowerShares Dynamic Semiconductors Portfolio	PowerShares Dynamic Software Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$449,333	$437,280	$22,720	$2,115,582	$1,200,974	$117,108	$766,494	$80,403
Affiliated money market dividend income	2,575	6,773	—	1,265	808	3,783	—	—
Foreign withholding taxes	—	—	—	—	—	—	—	—
Total Income	451,908	444,053	22,720	2,116,847	1,201,782	120,891	766,494	80,403
EXPENSES:
Advisory fees	169,825	224,636	95,117	1,899,245	523,019	71,056	648,630	286,919
Administration & Accounting fees	80,738	80,738	80,738	106,189	80,738	80,738	80,738	80,738
Sub-licensing	10,189	13,478	5,707	113,955	31,381	4,263	38,918	17,215
Printing	10,045	11,364	7,461	63,954	26,916	1,738	26,703	9,666
Audit	15,848	15,848	15,848	15,848	15,848	15,848	15,848	15,848
Registration & filings	—	—	—	755	—	—	857	—
Custodian & transfer agent fees	6,445	6,445	6,445	22,458	8,237	6,553	10,058	6,518
Professional tax review	11,072	11,072	11,072	11,072	11,072	11,072	11,072	11,072
Trustees	5,513	5,694	4,995	14,345	7,029	4,896	8,167	6,181
Listing fee and expenses	8,382	8,356	8,332	8,857	8,437	8,433	8,489	8,421
Legal	1,564	1,968	883	12,539	3,395	490	6,201	1,929
Other expenses	2,272	1,441	858	15,644	3,784	2,567	8,902	3,281
Total Expenses	321,893	381,040	237,456	2,284,861	719,856	207,654	864,583	447,788
(Waivers) and/or Recapture	(107,914)	(97,999)	(117,609)	59,480	(60,852)	(118,124)	(47,309)	(86,270)
Net Expenses	213,979	283,041	119,847	2,344,341	659,004	89,530	817,274	361,518
Net Investment Income (Loss)	237,929	161,012	(97,127)	(227,494)	542,778	31,361	(50,780)	(281,115)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(3,350,404)	(4,606,396)	(1,997,944)	(13,609,747)	(5,542,080)	(3,553,424)	(14,652,738)	(5,649,311)
In-kind redemptions	2,783,000	(1,929,645)	1,052,591	63,067,723	7,919,993	861,832	9,431,086	5,300,720
Net realized gain (loss)	(567,404)	(6,536,041)	(945,353)	49,457,976	2,377,913	(2,691,592)	(5,221,652)	(348,591)
Net change in unrealized appreciation/ (depreciation) on investments	(5,546,327)	(4,371,386)	(1,976,065)	27,334,628	(17,014,573)	(644,652)	(17,046,491)	(7,898,477)
Net realized and unrealized gain (loss) on investments	(6,113,731)	(10,907,427)	(2,921,418)	76,792,604	(14,636,660)	(3,336,244)	(22,268,143)	(8,247,068)
Net increase (decrease) in net assets resulting from operations	$(5,875,802)	$(10,746,415)	$(3,018,545)	$76,565,110	$(14,093,882)	$(3,304,883)	$(22,318,923)	$(8,528,183)

61

Statements of Changes in Net Assets

	PowerShares Dynamic Banking Portfolio		PowerShares Dynamic Biotechnology & Genome Portfolio		PowerShares Dynamic Building & Construction Portfolio
	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$1,669,867	$69,266	$(1,336,496)	$(1,295,830)	$19,576	$22,440
Net realized gain (loss) on investments	(12,135,346)	(209,965)	(59,309)	(4,168,259)	(83,155)	(1,824,946)
Net change in unrealized appreciation/(depreciation) of investments	2,176,920	(174,472)	(21,265,610)	30,260,487	(2,997,274)	1,243,144
Net increase (decrease) in net assets resulting from operations	(8,288,559)	(315,171)	(22,661,415)	24,796,398	(3,060,853)	(559,362)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(165,457)	(19,989)	177,867	98,651	(22,619)	13,852
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(684,636)	(44,552)	—	—	(18,567)	(4,191)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(684,636)	(44,552)	—	—	(18,567)	(4,191)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	227,990,630	22,356,336	229,940,570	155,765,402	56,345,601	17,839,986
Value of shares repurchased	(116,105,241)	(17,260,627)	(266,895,466)	(171,967,279)	(56,441,780)	(23,983,205)
Net income equalization	165,457	19,989	(177,867)	(98,651)	22,619	(13,852)
Net increase (decrease) in net assets resulting from shares transactions	112,050,846	5,115,698	(37,132,763)	(16,300,528)	(73,560)	(6,157,071)
Increase (Decrease) in Net Assets	102,912,194	4,735,986	(59,616,311)	8,594,521	(3,175,599)	(6,706,772)
NET ASSETS:
Beginning of period	4,735,986	—	258,615,914	250,021,393	18,698,788	25,405,560
End of period	$107,648,180	$4,735,986	$198,999,603	$258,615,914	$15,523,189	$18,698,788
Undistributed net investment income at end of period	$1,009,971	$24,714	$—	$—	$19,258	$18,249
CHANGES IN SHARES OUTSTANDING:
Shares sold	11,000,000	900,000	12,300,000	8,900,000	3,000,000	1,100,000
Shares repurchased	(5,700,000)	(700,000)	(14,500,000)	(10,000,000)	(3,100,000)	(1,500,000)
Shares outstanding, beginning of period	200,000	—	13,400,000	14,500,000	1,000,000	1,400,000
Shares outstanding, end of period	5,500,000	200,000	11,200,000	13,400,000	900,000	1,000,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

62

	PowerShares Dynamic Energy Exploration & Production Portfolio		PowerShares Dynamic Food & Beverage Portfolio		PowerShares Dynamic Hardware & Consumer Electronics Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$337,738	$499,053	$466,518	$691,123	$(43,393)	$(58,128)
Net realized gain (loss) on investments	22,766,144	4,218,041	2,709,318	1,049,116	(503,401)	(283,424)
Net change in unrealized appreciation/(depreciation) of investments	6,700,824	7,881,779	(1,717,175)	2,942,933	(2,563,775)	285,507
Net increase (decrease) in net assets resulting from operations	29,804,706	12,598,873	1,458,661	4,683,172	(3,110,569)	(56,045)
Undistributed net investment income (loss) included in the price of units issued and redeemed	26,395	(44,428)	170,513	28,365	(46,779)	17,722
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(387,353)	(351,098)	(889,330)	(306,737)	—	—
Return of capital	(12,322)	—	(369,392)	—	(303,093)	—
Total distributions to shareholders	(399,675)	(351,098)	(1,258,722)	(306,737)	(303,093)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	148,755,294	142,236,445	114,332,928	29,846,194	20,684,926	11,586,059
Value of shares repurchased	(162,846,293)	(142,790,736)	(60,833,736)	(25,178,900)	(23,820,679)	(15,773,610)
Net income equalization	(26,395)	44,428	(170,513)	(28,365)	46,779	(17,722)
Net increase (decrease) in net assets resulting from shares transactions	(14,117,394)	(509,863)	53,328,679	4,638,929	(3,088,974)	(4,205,273)
Increase (Decrease) in Net Assets	15,314,032	11,693,484	53,699,131	9,043,729	(6,549,415)	(4,243,596)
NET ASSETS:
Beginning of period	123,488,337	111,794,853	33,313,802	24,270,073	12,520,390	16,763,986
End of period	$138,802,369	$123,488,337	$87,012,933	$33,313,802	$5,970,975	$12,520,390
Undistributed net investment income at end of period	$—	$96,401	$—	$422,812	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	6,400,000	7,600,000	6,900,000	1,900,000	1,100,000	700,000
Shares repurchased	(7,000,000)	(7,800,000)	(3,600,000)	(1,600,000)	(1,400,000)	(1,000,000)
Shares outstanding, beginning of period	5,800,000	6,000,000	1,900,000	1,600,000	700,000	1,000,000
Shares outstanding, end of period	5,200,000	5,800,000	5,200,000	1,900,000	400,000	700,000

63

Statements of Changes in Net Assets (Continued)

	PowerShares Healthcare Services Portfolio		PowerShares Dynamic Insurance Portfolio		PowerShares Dynamic Leisure and Entertainment Portfolio
	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$(282,696)	$(54,123)	$763,085	$372,086	$237,929	$139,932
Net realized gain (loss) on investments	(13,585,038)	849,715	(2,383,354)	1,728,304	(567,404)	2,116,697
Net change in unrealized appreciation/(depreciation) of investments	(9,150,564)	1,233,030	(5,113,803)	2,466,573	(5,546,327)	1,377,435
Net increase (decrease) in net assets resulting from operations	(23,018,298)	2,028,622	(6,734,072)	4,566,963	(5,875,802)	3,634,064
Undistributed net investment income (loss) included in the price of units issued and redeemed	63,340	(26,513)	(97,621)	26,238	(309,164)	17,232
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(785,432)	(333,066)	(237,929)	(158,121)
Return of capital	—	—	—	—	(485,571)	(21,748)
Total distributions to shareholders	—	—	(785,432)	(333,066)	(723,500)	(179,869)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	153,002,599	41,920,078	43,758,738	67,091,384	61,308,076	48,534,706
Value of shares repurchased	(130,000,271)	(15,907,211)	(60,628,701)	(44,088,414)	(89,066,554)	(30,217,844)
Net income equalization	(63,340)	26,513	97,621	(26,238)	309,164	(17,232)
Net increase (decrease) in net assets resulting from shares transactions	22,938,988	26,039,380	(16,772,342)	22,976,732	(27,449,314)	18,299,630
Increase (Decrease) in Net Assets	(15,970)	28,041,489	(24,389,467)	27,236,867	(34,357,780)	21,771,057
NET ASSETS:
Beginning of period	28,041,489	—	58,401,214	31,164,347	49,472,335	27,701,278
End of period	$28,025,519	$28,041,489	$34,011,747	$58,401,214	$15,114,555	$49,472,335
Undistributed net investment income at end of period	$—	$—	$41,414	$63,761	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	5,400,000	1,600,000	2,400,000	3,800,000	3,600,000	2,800,000
Shares repurchased	(5,200,000)	(600,000)	(3,400,000)	(2,500,000)	(5,300,000)	(1,800,000)
Shares outstanding, beginning of period	1,000,000	—	3,100,000	1,800,000	2,700,000	1,700,000
Shares outstanding, end of period	1,200,000	1,000,000	2,100,000	3,100,000	1,000,000	2,700,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

64

	PowerShares Dynamic Media Portfolio		PowerShares Dynamic Networking Portfolio		PowerShares Dynamic Oil & Gas Services Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$161,012	$62,910	$(97,127)	$(131,055)	$(227,494)	$45,350
Net realized gain (loss) on investments	(6,536,041)	1,254,097	(945,353)	3,855,985	49,457,976	(542,568)
Net change in unrealized appreciation/(depreciation) of investments	(4,371,386)	858,209	(1,976,065)	(2,673,735)	27,334,628	4,979,597
Net increase (decrease) in net assets resulting from operations	(10,746,415)	2,175,216	(3,018,545)	1,051,195	76,565,110	4,482,379
Undistributed net investment income (loss) included in the price of units issued and redeemed	(100,942)	(9,491)	6,671	36,561	47,462	45,370
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(173,173)	(58,259)	—	—	—	—
Return of capital	(655,987)	—	—	—	—	—
Total distributions to shareholders	(829,160)	(58,259)	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	107,963,303	45,055,211	18,413,457	43,920,427	351,285,457	192,578,053
Value of shares repurchased	(96,769,925)	(40,409,878)	(21,240,566)	(54,100,512)	(320,367,537)	(260,736,085)
Net income equalization	100,942	9,491	(6,671)	(36,561)	(47,462)	(45,370)
Net increase (decrease) in net assets resulting from shares transactions	11,294,320	4,654,824	(2,833,780)	(10,216,646)	30,870,458	(68,203,402)
Increase (Decrease) in Net Assets	(382,197)	6,762,290	(5,845,654)	(9,128,890)	107,483,030	(63,675,653)
NET ASSETS:
Beginning of period	31,305,375	24,543,085	18,677,036	27,805,926	272,455,962	336,131,615
End of period	$30,923,178	$31,305,375	$12,831,382	$18,677,036	$379,938,992	$272,455,962
Undistributed net investment income at end of period	$—	$12,161	$—	$—	$45,350	$45,350
CHANGES IN SHARES OUTSTANDING:
Shares sold	6,900,000	2,900,000	1,000,000	2,600,000	13,500,000	9,500,000
Shares repurchased	(6,500,000)	(2,700,000)	(1,200,000)	(3,200,000)	(12,500,000)	(13,200,000)
Shares outstanding, beginning of period	1,900,000	1,700,000	1,000,000	1,600,000	12,000,000	15,700,000
Shares outstanding, end of period	2,300,000	1,900,000	800,000	1,000,000	13,000,000	12,000,000

65

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Pharmaceuticals Portfolio		PowerShares Dynamic Retail Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$542,778	$332,121	$31,361	$69,426
Net realized gain (loss) on investments	2,377,913	6,281,890	(2,691,592)	2,367,368
Net change in unrealized appreciation/(depreciation) of investments	(17,014,573)	7,374,349	(644,652)	(1,871,851)
Net increase (decrease) in net assets resulting from operations	(14,093,882)	13,988,360	(3,304,883)	564,943
Undistributed net investment income (loss) included in the price of units issued and redeemed	(52,293)	(24,592)	(60,052)	(3,544)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(339,784)	(367,491)	(53,516)	(54,224)
Return of capital	—	(27,281)	(28,135)	—
Total distributions to shareholders	(339,784)	(394,772)	(81,651)	(54,224)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	114,128,748	72,406,707	41,315,136	77,371,444
Value of shares repurchased	(75,425,400)	(69,811,556)	(47,566,973)	(77,636,176)
Net income equalization	52,293	24,592	60,052	3,544
Net increase (decrease) in net assets resulting from shares transactions	38,755,641	2,619,743	(6,191,785)	(261,188)
Increase (Decrease) in Net Assets	24,269,682	16,188,739	(9,638,371)	245,987
NET ASSETS:
Beginning of year	82,345,291	66,156,552	24,029,246	23,783,259
End of year	$106,614,973	$82,345,291	$14,390,875	$24,029,246
Undistributed net investment income at end of year	$202,994	$—	$—	$22,155
CHANGES IN SHARES OUTSTANDING:
Shares sold	6,100,000	4,200,000	2,400,000	4,300,000
Shares repurchased	(4,100,000)	(4,000,000)	(2,700,000)	(4,400,000)
Shares outstanding, beginning of year	4,200,000	4,000,000	1,200,000	1,300,000
Shares outstanding, end of year	6,200,000	4,200,000	900,000	1,200,000

See Notes to Financial Statements.

66

	PowerShares Dynamic Semiconductors Portfolio		PowerShares Dynamic Software Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$(50,780)	$(190,009)	$(281,115)	$(339,292)
Net realized gain (loss) on investments	(5,221,652)	(1,261,539)	(348,591)	6,849,312
Net change in unrealized appreciation/(depreciation) of investments	(17,046,491)	(3,142,437)	(7,898,477)	2,073,236
Net increase (decrease) in net assets resulting from operations	(22,318,923)	(4,593,985)	(8,528,183)	8,583,256
Undistributed net investment income (loss) included in the price of units issued and redeemed	124,852	(71,444)	139,588	1,824
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	199,521,339	159,099,139	59,042,633	99,964,940
Value of shares repurchased	(264,032,209)	(99,548,000)	(86,828,275)	(86,977,854)
Net income equalization	(124,852)	71,444	(139,588)	(1,824)
Net increase (decrease) in net assets resulting from shares transactions	(64,635,722)	59,622,583	(27,925,230)	12,985,262
Increase (Decrease) in Net Assets	(86,829,793)	54,957,154	(36,313,825)	21,570,342
NET ASSETS:
Beginning of year	161,886,007	106,928,853	71,369,254	49,798,912
End of year	$75,056,214	$161,886,007	$35,055,429	$71,369,254
Undistributed net investment income at end of year	$—	$—	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	11,100,000	8,800,000	3,000,000	5,500,000
Shares repurchased	(15,000,000)	(5,600,000)	(4,500,000)	(4,700,000)
Shares outstanding, beginning of year	8,500,000	5,300,000	3,500,000	2,700,000
Shares outstanding, end of year	4,600,000	8,500,000	2,000,000	3,500,000

67

Financial Highlights

PowerShares Dynamic Banking Portfolio

	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.68	$25.17
Net investment income**	0.52	0.22
Net realized and unrealized loss on investments	(4.22)	(1.49)
Total from operations	(3.70)	(1.27)
Distributions to shareholders from:
Net investment income	(0.41)	(0.22)
Net asset value at end of period	$19.57	$23.68
TOTAL RETURN:***	(15.80)%	(5.08)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$107,648	$4,736
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.66%	0.76%†
Expenses, prior to Waivers and/or Recapture	0.78%	1.88%†
Net investment income, after Waivers and/or Recapture	2.71%	1.58%†
Portfolio turnover rate ††	111%	57%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.05)	$(0.06)

PowerShares Dynamic Biotechnology & Genome Portfolio

	Year Ended April 30,		For the Period June 23, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.30	$17.24	$14.71
Net investment loss**	(0.11)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.42)	2.16	2.61
Total from operations	(1.53)	2.06	2.53
Net asset value at end of period	$17.77	$19.30	$17.24
TOTAL RETURN:***	(7.93)%	11.95%	17.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$199,000	$258,616	$250,021
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.63%	0.64	%†
Expenses, prior to Waivers and/or Recapture	0.62%	0.66%	0.67	%†
Net investment loss, after Waivers and/or Recapture	(0.57)%	(0.56)%	(0.55	)%†
Portfolio turnover rate ††	91%	82%	49%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.01	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

68

Financial Highlights (Continued)

PowerShares Dynamic Building & Construction Portfolio

	Year Ended April 30,		For the Period October 26, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.70	$18.15	$15.26
Net investment income**	0.02	0.02	—	(a)
Net realized and unrealized gain (loss) on investments	(1.45)	0.53	2.90
Total from operations	(1.43)	0.55	2.90
Distributions to shareholders from:
Net investment income	(0.02)	— (a)	(0.01)
Net asset value at end of period	$17.25	$18.70	$18.15
TOTAL RETURN:***	(7.66)%	3.06%	18.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,523	$18,699	$25,406
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.63%	0.67	%†
Expenses, prior to Waivers and/or Recapture	1.18%	1.65%	0.80	%†
Net investment income, after Waivers and/or Recapture	0.09%	0.15%	—	†(a)
Portfolio turnover rate ††	75%	59%	29%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$0.01	—

PowerShares Dynamic Energy Exploration & Production Portfolio

	Year Ended April 30,		For the Period October 26, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.29	$18.63	$16.03
Net investment income**	0.05	0.09	—	(a)
Net realized and unrealized gain on investments	5.41	2.63	2.62
Total from operations	5.46	2.72	2.62
Distributions to shareholders from:
Net investment income	(0.06)	(0.06)	(0.02)
Tax return of capital	— (a)	—	—
Total distributions	(0.06)	(0.06)	(0.02)
Net asset value at end of period	$26.69	$21.29	$18.63
TOTAL RETURN:***	25.69%	14.66%	16.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$138,802	$123,488	$111,795
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.63%	0.66	%†
Expenses, prior to Waivers and/or Recapture	0.65%	0.74%	0.75	%†
Net investment income (loss), after Waivers and/or Recapture	0.23%	0.47%	(0.01	)%†
Portfolio turnover rate ††	39%	59%	19%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$— (a)	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005 or 0.005%.

See Notes to Financial Statements.

69

Financial Highlights (Continued)

PowerShares Dynamic Food & Beverage Portfolio

	Year Ended April 30,		For the Period June 23, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.53	$15.17	$14.85
Net investment income**	0.18	0.39	0.11
Net realized and unrealized gain (loss) on investments	(0.42)	2.14	0.30
Total from operations	(0.24)	2.53	0.41
Distributions to shareholders from:
Net investment income	(0.40)	(0.17)	(0.09)
Return of capital	(0.16)	—	—
Total distributions	(0.56)	(0.17)	(0.09)
Net asset value at end of period	$16.73	$17.53	$15.17
TOTAL RETURN:***	(1.40)%	16.79%	2.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$87,013	$33,314	$24,270
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.64%	0.69%†
Expenses, prior to Waivers and/or Recapture	0.88%	1.15%	1.07%†
Net investment income, after Waivers and/or Recapture	1.11%	2.42%	0.91%†
Portfolio turnover rate ††	64%	50%	72%
Undistributed net investment income included in price of units issued and redeemed**#	$0.07	$0.02	—

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

	Year Ended April 30,		For the Period December 6, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.89	$16.76	$15.30
Net investment loss**	(0.06)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	(2.56)	1.21	1.49
Total from operations	(2.62)	1.13	1.46
Distributions to shareholders from:
Return of capital	(0.34)	—	—
Net asset value at end of period	$14.93	$17.89	$16.76
TOTAL RETURN:***	(15.00)%	6.74%	9.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,971	$12,520	$16,764
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.72%	0.68	%†
Expenses, prior to Waivers and/or Recapture	1.47%	1.96%	1.03	%†
Net investment loss, after Waivers and/or Recapture	(0.32)%	(0.48)%	(0.48	)%†
Portfolio turnover rate ††	43%	52%	14%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.07)	$0.02	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

70

Financial Highlights (Continued)

PowerShares Dynamic Healthcare Services Portfolio

	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.04	$24.88
Net investment loss**	(0.16)	(0.08)
Net realized and unrealized gain (loss) on investments	(4.53)	3.24
Total from operations	(4.69)	3.16
Net asset value at end of period	$23.35	$28.04
TOTAL RETURN:***	(16.73)%	12.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$28,026	$28,041
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.67%	0.70%†
Expenses, prior to Waivers and/or Recapture	0.80%	1.20%†
Net investment loss, after Waivers and/or Recapture	(0.54)%	(0.56)%†
Portfolio turnover rate ††	63%	13%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.04	$(0.04)

PowerShares Dynamic Insurance Portfolio

	Year Ended April 30,			For the Period October 26, 2005* Through
	2008		2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.84		$17.31	$15.44
Net investment income**	0.27	†††	0.15	0.07
Net realized and unrealized gain (loss) on investments	(2.61)		1.51	1.86
Total from operations	(2.34)		1.66	1.93
Distributions to shareholders from:
Net investment income	(0.30)		(0.13)	(0.06)
Net asset value at end of period	$16.20		$18.84	$17.31
TOTAL RETURN:***	(12.56)%		9.62%	12.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$34,012		$58,401	$31,164
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%		0.63%	0.68	%†
Expenses, prior to Waivers and/or Recapture	0.82%		0.96%	0.87	%†
Net investment income, after Waivers and/or Recapture	1.54	%†††	0.87%	0.81	%†
Portfolio turnover rate ††	82%		40%	30%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.03)		$0.01	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $2.00 per share owned of Progressive Corp. (The) on September 14, 2007. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.17 and 0.96%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

71

Financial Highlights (Continued)

PowerShares Dynamic Leisure and Entertainment Portfolio

	Year Ended April 30,		For the Period June 23, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.32	$16.29	$14.77
Net investment income**	0.12	0.07	0.03
Net realized and unrealized gain (loss) on investments	(2.75)	2.05	1.51
Total from operations	(2.63)	2.12	1.54
Distributions to shareholders from:
Net investment income	(0.19)	(0.08)	(0.02)
Return of capital	(0.39)	(0.01)	—
Total distributions	(0.58)	(0.09)	(0.02)
Net asset value at end of period	$15.11	$18.32	$16.29
TOTAL RETURN:***	(14.58)%	13.02%	10.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,115	$49,472	$27,701
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.64%	0.68%†
Expenses, prior to Waivers and/or Recapture	0.95%	1.07%	1.03%†
Net investment income, after Waivers and/or Recapture	0.70%	0.42%	0.22%†
Portfolio turnover rate ††	58%	35%	48%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.16)	$0.01	—

PowerShares Dynamic Media Portfolio

	Year Ended April 30,		For the Period June 23, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.48	$14.44	$14.93
Net investment income**	0.06	0.04	0.02
Net realized and unrealized gain (loss) on investments	(2.82)	2.04	(0.49)
Total from operations	(2.76)	2.08	(0.47)
Distributions to shareholders from:
Net investment income	(0.06)	(0.04)	(0.02)
Return of capital	(0.22)	—	—
Total distributions	(0.28)	(0.04)	(0.02)
Net asset value at end of period	$13.44	$16.48	$14.44
TOTAL RETURN:***	(16.91)%	14.42%	(3.15)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$30,923	$31,305	$24,543
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.64%	0.68%†
Expenses, prior to Waivers and/or Recapture	0.85%	1.24%	1.04%†
Net investment income, after Waivers and/or Recapture	0.36%	0.25%	0.19%†
Portfolio turnover rate ††	62%	43%	68%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.04)	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

72

Financial Highlights (Continued)

PowerShares Dynamic Networking Portfolio

	Year Ended April 30,		For the Period June 23, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.68	$17.38	$14.96
Net investment loss**	(0.09)	(0.09)	(0.08)
Net realized and unrealized gain (loss) on investments	(2.55)	1.39	2.50
Total from operations	(2.64)	1.30	2.42
Net asset value at end of period	$16.04	$18.68	$17.38
TOTAL RETURN:***	(14.13)%	7.48%	16.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,831	$18,677	$27,806
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.64%	0.68	%†
Expenses, prior to Waivers and/or Recapture	1.25%	1.24%	1.03	%†
Net investment loss, after Waivers and/or Recapture	(0.51)%	(0.54)%	(0.59	)%†
Portfolio turnover rate ††	17%	62%	42%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.03	—

PowerShares Dynamic Oil & Gas Services Portfolio

	Year Ended April 30,		For the Period October 26, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.70	$21.41	$16.43
Net investment income (loss)**	(0.02)	— (a)	(0.01)
Net realized and unrealized gain on investments	6.55	1.29	4.99
Total from operations	6.53	1.29	4.98
Net asset value at end of period	$29.23	$22.70	$21.41
TOTAL RETURN:***	28.77%	6.03%	30.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$379,939	$272,456	$336,132
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.62%	0.63%	0.64	%†
Expenses, prior to Waivers and/or Recapture	0.60%	0.65%	0.67	%†
Net investment income (loss), after Waivers and/or Recapture	(0.06)%	0.02%	(0.10	)%†
Portfolio turnover rate ††	67%	76%	10%
Undistributed net investment income included in price of units issued and redeemed**#	$— (a)	$— (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

73

Financial Highlights (Continued)

PowerShares Dynamic Pharmaceuticals Portfolio

	Year Ended April 30,		For the Period June 23, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.61	$16.54	$14.84
Net investment income**	0.10	0.08	0.06
Net realized and unrealized gain (loss) on investments	(2.45)	3.08	1.68
Total from operations	(2.35)	3.16	1.74
Distributions to shareholders from:
Net investment income	(0.06)	(0.08)	(0.04)
Return of capital	—	(0.01)	—
Total distributions	(0.06)	(0.09)	(0.04)
Net asset value at end of period	$17.20	$19.61	$16.54
TOTAL RETURN:***	(11.99)%	19.20%	11.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$106,615	$82,345	$66,157
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.63%	0.66%†
Expenses, prior to Waivers and/or Recapture	0.69%	0.80%	0.88%†
Net investment income, after Waivers and/or Recapture	0.52%	0.43%	0.42%†
Portfolio turnover rate ††	45%	29%	29%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.01)	$(0.01)	—

PowerShares Dynamic Retail Portfolio

	Year Ended April 30,		For the Period October 26, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.02	$18.29	$15.13
Net investment income**	0.04	0.07	0.01
Net realized and unrealized gain (loss) on investments	(3.92)	1.71	3.16
Total from operations	(3.88)	1.78	3.17
Distributions to shareholders from:
Net investment income	(0.10)	(0.05)	(0.01)
Return of capital	(0.05)	—	—
Total distributions	(0.15)	(0.05)	(0.01)
Net asset value at end of period	$15.99	$20.02	$18.29
TOTAL RETURN:***	(19.41)%	9.72%	20.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,391	$24,029	$23,783
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.64%	0.70%†
Expenses, prior to Waivers and/or Recapture	1.46%	1.41%	0.97%†
Net investment income, after Waivers and/or Recapture	0.22%	0.35%	0.17%†
Portfolio turnover rate ††	198%	73%	11%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.07)	$— (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

74

Financial Highlights (Continued)

PowerShares Dynamic Semiconductors Portfolio

	Year Ended April 30,		For the Period June 23, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.05	$20.18	$14.93
Net investment loss**	(0.01)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	(2.72)	(1.09)	5.30
Total from operations	(2.73)	(1.13)	5.25
Net asset value at end of period	$16.32	$19.05	$20.18
TOTAL RETURN:***	(14.33)%	(5.60)%	35.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$75,056	$161,886	$106,929
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.63%	0.65	%†
Expenses, prior to Waivers and/or Recapture	0.67%	0.78%	0.75	%†
Net investment loss, after Waivers and/or Recapture	(0.04)%	(0.23)%	(0.33	)%†
Portfolio turnover rate ††	56%	51%	42%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$(0.01)	—

PowerShares Dynamic Software Portfolio

	Year Ended April 30,		For the Period June 23, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.39	$18.44	$14.98
Net investment loss**	(0.10)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	(2.76)	2.05	3.54
Total from operations	(2.86)	1.95	3.46
Net asset value at end of period	$17.53	$20.39	$18.44
TOTAL RETURN:***	(14.03)%	10.57%	23.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$35,055	$71,369	$49,799
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.63%	0.67	%†
Expenses, prior to Waivers and/or Recapture	0.78%	0.83%	0.91	%†
Net investment loss, after Waivers and/or Recapture	(0.49)%	(0.51)%	(0.53	)%†
Portfolio turnover rate ††	64%	59%	75%
Undistributed net investment income included in price of units issued and redeemed**#	$0.05	$— (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

75

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of period end, the Trust offers seventy-three portfolios. This report includes the following portfolios:

PowerShares Dynamic Banking Portfolio	"Dynamic Banking Portfolio"

PowerShares Dynamic Biotechnology & Genome Portfolio	"Dynamic Biotechnology & Genome Portfolio"

PowerShares Dynamic Building & Construction Portfolio	"Dynamic Building & Construction Portfolio"

PowerShares Dynamic Energy Exploration & Production Portfolio	"Dynamic Energy Exploration & Production Portfolio"

PowerShares Dynamic Food & Beverage Portfolio	"Dynamic Food & Beverage Portfolio"

PowerShares Dynamic Hardware & Consumer Electronics Portfolio	"Dynamic Hardware & Consumer Electronics Portfolio"

PowerShares Dynamic Healthcare Services Portfolio	"Dynamic Healthcare Services Portfolio"

PowerShares Dynamic Insurance Portfolio	"Dynamic Insurance Portfolio"

PowerShares Dynamic Leisure and Entertainment Portfolio	"Dynamic Leisure and Entertainment Portfolio"

PowerShares Dynamic Media Portfolio	"Dynamic Media Portfolio"

PowerShares Dynamic Networking Portfolio	"Dynamic Networking Portfolio"

PowerShares Dynamic Oil & Gas Services Portfolio	"Dynamic Oil & Gas Services Portfolio"

PowerShares Dynamic Pharmaceuticals Portfolio	"Dynamic Pharmaceuticals Portfolio"

PowerShares Dynamic Retail Portfolio	"Dynamic Retail Portfolio"

PowerShares Dynamic Semiconductors Portfolio	"Dynamic Semiconductors Portfolio"

PowerShares Dynamic Software Portfolio	"Dynamic Software Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's shares are listed and traded on the American Stock Exchange.

The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Dynamic Banking Portfolio	Dynamic Banking IntellidexSM Index

Dynamic Biotechnology & Genome Portfolio	Dynamic Biotechnology & Genome IntellidexSM Index

Dynamic Building & Construction Portfolio	Dynamic Building & Construction IntellidexSM Index

76

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Fund	Index
Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production IntellidexSM Index

Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index

Dynamic Hardware & Consumer Electronics Portfolio	Dynamic Hardware & Consumer Electronics IntellidexSM Index

Dynamic Healthcare Services Portfolio	Dynamic Healthcare Services IntellidexSM Index

Dynamic Insurance Portfolio	Dynamic Insurance IntellidexSM Index

Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure and Entertainment IntellidexSM Index

Dynamic Media Portfolio	Dynamic Media IntellidexSM Index

Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index

Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index

Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceuticals IntellidexSM Index

Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index

Dynamic Semiconductors Portfolio	Dynamic Semiconductors IntellidexSM Index

Dynamic Software Portfolio	Dynamic Software IntellidexSM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options if no closing price is available are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

77

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. Other Risk

The Funds may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of investments may tend to rise and fall more rapidly.

When investing in securities of a limited number of companies, each investment has a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income

78

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

(including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company adjustments, if any.

The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

79

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Invesco PowerShares Capital Management LLC ("the Adviser") (formerly PowerShares Capital Management LLC) such that the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay an annual fee of 0.50% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement ("Excess Expense Agreement") with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until August 31, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Trust and the Adviser have entered into an Excess Expense Agreement (the "Recapture Agreement") in which expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by each Fund if it would result in each Fund exceeding its Expense Cap as specified above.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as 'Waivers and/or Recapture'.

During the year ended April 30, 2008, the amount of 'Waivers and/or Recapture' was as follows:

(Waivers) and/or Recapture
Dynamic Banking Portfolio	$(74,802)
Dynamic Biotechnology & Genome Portfolio	17,336
Dynamic Building & Construction Portfolio	(116,382)
Dynamic Energy Exploration & Production Portfolio	(27,558)
Dynamic Food & Beverage Portfolio	(104,686)
Dynamic Hardware & Consumer Electronics Portfolio	(114,521)
Dynamic Healthcare Services Portfolio	(68,092)
Dynamic Insurance Portfolio	(93,139)
Dynamic Leisure and Entertainment Portfolio	(107,914)
Dynamic Media Portfolio	(97,999)
Dynamic Networking Portfolio	(117,609)
Dynamic Oil & Gas Services Portfolio	59,480
Dynamic Pharmaceuticals Portfolio	(60,852)
Dynamic Retail Portfolio	(118,124)
Dynamic Semiconductors Portfolio	(47,309)
Dynamic Software Portfolio	(86,270)

The net amounts of Waivers and/or Recapture are also shown on the Statements of Operations.

80

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2008 are as follows:

	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amount	04/30/09	04/30/10	04/30/11
Dynamic Banking Portfolio	$123,784	$—	$48,981	$74,803
Dynamic Biotechnology & Genome Portfolio	107,572	3,246	80,436	23,890
Dynamic Building & Construction Portfolio	298,148	26,551	153,869	117,728
Dynamic Energy Exploration & Production Portfolio	176,507	25,668	117,014	33,825
Dynamic Food & Beverage Portfolio	329,059	75,579	147,423	106,057
Dynamic Hardware & Consumer Electronics Portfolio	299,812	32,253	151,713	115,846
Dynamic Healthcare Services Portfolio	115,615	—	41,828	73,787
Dynamic Insurance Portfolio	264,375	29,018	140,805	94,552
Dynamic Leisure and Entertainment Portfolio	327,842	72,283	146,252	109,307
Dynamic Media Portfolio	323,105	74,102	149,640	99,363
Dynamic Networking Portfolio	342,092	74,548	148,592	118,952
Dynamic Oil & Gas Services Portfolio	24,216	—	—	24,216
Dynamic Pharmaceuticals Portfolio	264,372	70,406	131,335	62,631
Dynamic Retail Portfolio	305,577	33,950	152,165	119,462
Dynamic Semiconductors Portfolio	237,160	55,551	126,497	55,112
Dynamic Software Portfolio	292,386	67,488	132,710	92,188

Distribution Agreement

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (formerly A I M Distributors, Inc.) (the "Distributor") which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

Licensing Fee Agreements

The Adviser has entered into a licensing agreement for each Fund with the American Stock Exchange ("Licensor"). The trademarks are owned by the respective Licensor.

The above trademarks are owned by the respective Licensor. This trademark has been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Bank of New York, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Federal Income Tax

At April 30, 2008, costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year were as follows:

81

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Dynamic Banking Portfolio	$106,154,016
Dynamic Biotechnology & Genome Portfolio	198,855,867
Dynamic Building & Construction Portfolio	16,066,293
Dynamic Energy Exploration & Production Portfolio	116,038,869
Dynamic Food & Beverage Portfolio	85,391,662
Dynamic Hardware & Consumer Electronics Portfolio	7,424,686
Dynamic Healthcare Services Portfolio	35,988,738
Dynamic Insurance Portfolio	35,077,558
Dynamic Leisure and Entertainment Portfolio	16,810,074
Dynamic Media Portfolio	34,642,406
Dynamic Networking Portfolio	14,383,851
Dynamic Oil & Gas Services Portfolio	322,842,422
Dynamic Pharmaceuticals Portfolio	118,223,134
Dynamic Retail Portfolio	14,447,809
Dynamic Semiconductors Portfolio	84,190,798
Dynamic Software Portfolio	35,951,472

At April 30, 2008, the components of accumulated earnings/loss on a tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Dynamic Banking Portfolio	$1,009,971	$(1,146,630)	$1,788,382	$6,296,865	$(4,508,483)	$1,651,723
Dynamic Biotechnology & Genome Portfolio	—	(35,751,975)	458,255	18,714,813	(18,256,558)	(35,293,720)
Dynamic Building & Construction Portfolio	19,258	(3,006,075)	(564,652)	601,581	(1,166,233)	(3,551,469)
Dynamic Energy Exploration & Production Portfolio	—	(3,517,832)	22,803,222	28,124,996	(5,321,774)	19,285,390
Dynamic Food & Beverage Portfolio	—	(3,659,313)	1,780,762	3,573,463	(1,792,701)	(1,878,551)
Dynamic Hardware & Consumer Electronics Portfolio	—	(1,775,460)	(1,464,767)	77,295	(1,542,062)	(3,240,227)
Dynamic Healthcare Services Portfolio	—	(1,525,186)	(7,955,637)	86,753	(8,042,390)	(9,480,823)
Dynamic Insurance Portfolio	41,414	(2,956,045)	(1,110,372)	1,084,982	(2,195,354)	(4,025,003)
Dynamic Leisure and Entertainment Portfolio	—	(4,475,548)	(1,565,978)	410,479	(1,976,457)	(6,041,526)
Dynamic Media Portfolio	—	(6,238,146)	(3,539,522)	1,381,731	(4,921,253)	(9,777,668)
Dynamic Networking Portfolio	—	(3,386,903)	(1,541,074)	311,755	(1,852,829)	(4,927,977)
Dynamic Oil & Gas Services Portfolio	45,350	(22,936,464)	56,665,026	60,092,533	(3,427,507)	33,773,912
Dynamic Pharmaceuticals Portfolio	202,994	(2,603,817)	(11,502,096)	5,325,239	(16,827,335)	(13,902,919)
Dynamic Retail Portfolio	—	(2,846,037)	63,780	936,008	(872,228)	(2,782,257)
Dynamic Semiconductors Portfolio	—	(19,626,835)	(9,162,683)	2,011,871	(11,174,554)	(28,789,518)
Dynamic Software Portfolio	—	(4,667,895)	(956,670)	1,656,658	(2,613,328)	(5,624,565)

82

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Distributions to Shareholders:

The tax character of distributions paid was as follows:

	Year Ended April 30, 2008	Period Ended April 30, 2007
	Distributions paid from Ordinary Income	Distributions paid from Ordinary Income
Dynamic Banking Portfolio	$684,636	$44,552
Dynamic Building & Construction Portfolio	18,567	4,191
Dynamic Energy Exploration & Production Portfolio	387,353	351,098
Dynamic Food & Beverage Portfolio	889,330	306,737
Dynamic Insurance Portfolio	785,432	333,066
Dynamic Leisure and Entertainment Portfolio	237,929	158,121
Dynamic Media Portfolio	173,173	58,259
Dynamic Pharmaceuticals Portfolio	339,784	367,491
Dynamic Retail Portfolio	53,516	54,224
	Year Ended April 30, 2008	Period Ended April 30, 2007
	Distributions paid from Return of Capital	Distributions paid from Return of Capital
Dynamic Energy Exploration & Production Portfolio	$12,322	$—
Dynamic Food & Beverage Portfolio	369,392	—
Dynamic Hardware & Consumer Electronics Portfolio	303,093	—
Dynamic Leisure and Entertainment Portfolio	485,571	21,748
Dynamic Media Portfolio	655,987	—
Dynamic Pharmaceuticals Portfolio	—	27,281
Dynamic Retail Portfolio	28,135	—

At April 30, 2008, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of the capital loss carryforwards by any one fund may be limited by federal tax rules. These rules limit the use of the carryforwards when there has been a greater than fifty percent change in ownership of a fund.

	Year of Expiration				Total
	2013	2014	2015	2016	Amount
Dynamic Banking Portfolio	$—	$—	$—	$1,146,630	$1,146,630
Dynamic Biotechnology & Genome Portfolio	—	321,497	19,612,223	15,818,255	35,751,975
Dynamic Building & Construction Portfolio	—	—	2,263,182	742,893	3,006,075
Dynamic Energy Exploration & Production Portfolio	—	—	285,311	3,232,521	3,517,832
Dynamic Food & Beverage Portfolio	—	433,620	1,965,652	1,260,041	3,659,313

83

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

	Year of Expiration				Total
	2013	2014	2015	2016	Amount
Dynamic Hardware & Consumer Electronics Portfolio	$—	$—	$1,413,579	$361,881	$1,775,460
Dynamic Healthcare Services Portfolio	—	—	—	1,525,186	1,525,186
Dynamic Insurance Portfolio	—	—	774,301	2,181,744	2,956,045
Dynamic Leisure and Entertainment Portfolio	—	751,908	1,611,839	2,111,801	4,755,548
Dynamic Media Portfolio	—	545,973	3,187,134	2,505,039	6,238,146
Dynamic Networking Portfolio	—	383,187	1,939,441	1,064,275	3,386,903
Dynamic Oil & Gas Services Portfolio	—	—	15,026,862	7,909,602	22,936,464
Dynamic Pharmaceuticals Portfolio	164,751	66,659	644,797	1,727,610	2,603,817
Dynamic Retail Portfolio	—	—	937,070	1,908,967	2,846,037
Dynamic Semiconductors Portfolio	—	271,588	9,158,832	10,196,415	19,626,835
Dynamic Software Portfolio	—	108,427	3,017,278	1,542,190	4,667,895

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

During the year ended April 30, 2008, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Dynamic Banking Portfolio	$11,809,903
Dynamic Biotechnology & Genome Portfolio	28,839,459
Dynamic Building & Construction Portfolio	2,498,907
Dynamic Energy Exploration & Production Portfolio	3,088,290
Dynamic Food & Beverage Portfolio	2,270,812
Dynamic Hardware & Consumer Electronics Portfolio	878,768
Dynamic Healthcare Services Portfolio	1,843,500
Dynamic Insurance Portfolio	3,164,170
Dynamic Leisure and Entertainment Portfolio	1,990,095
Dynamic Media Portfolio	2,706,697
Dynamic Networking Portfolio	1,442,156
Dynamic Oil & Gas Services Portfolio	14,044,524
Dynamic Pharmaceuticals Portfolio	3,395,971
Dynamic Retail Portfolio	1,972,254
Dynamic Semiconductors Portfolio	7,162,656
Dynamic Software Portfolio	4,908,814

In order to present shares of beneficial interest and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to shares of beneficial interest, undistributed net investment income or loss and net realized gains or losses on investments. These differences are primarily due to redemptions in-kind and the

84

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

tax treatment of income earned from investments in partnerships, wash sales, book equalization, and net operating losses, if any. These adjustments have no effect on net assets. For the year ended April 30, 2008, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Shares of Beneficial Interest
Dynamic Banking Portfolio	$165,483	$(747,317)	$581,834
Dynamic Biotechnology & Genome Portfolio	1,158,629	(34,829,227)	33,670,598
Dynamic Building & Construction Portfolio	22,619	(2,804,965)	2,782,346
Dynamic Energy Exploration & Production Portfolio	(60,859)	(25,863,031)	25,923,890
Dynamic Food & Beverage Portfolio	198,879	(5,947,316)	5,748,437
Dynamic Hardware & Consumer Electronics Portfolio	393,265	(523,094)	129,829
Dynamic Healthcare Services Portfolio	219,356	10,404,055	(10,623,411)
Dynamic Insurance Portfolio	97,621	(2,680,492)	2,582,871
Dynamic Leisure and Entertainment Portfolio	794,735	(2,728,762)	1,934,027
Dynamic Media Portfolio	756,929	1,893,272	(2,650,201)
Dynamic Networking Portfolio	90,456	(986,309)	895,853
Dynamic Oil & Gas Services Portfolio	180,032	(62,707,233)	62,527,201
Dynamic Pharmaceuticals Portfolio	52,293	(7,774,064)	7,721,771
Dynamic Retail Portfolio	88,187	(847,429)	759,242
Dynamic Semiconductors Portfolio	(74,072)	(9,047,531)	9,121,603
Dynamic Software Portfolio	141,527	(5,241,474)	5,099,947

Note 5. Investment Transactions

For the year ended April 30, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Banking Portfolio	$70,473,948	$72,181,938
Dynamic Biotechnology & Genome Portfolio	213,761,799	220,315,099
Dynamic Building & Construction Portfolio	15,535,236	15,645,897
Dynamic Energy Exploration & Production Portfolio	58,137,447	60,671,732
Dynamic Food & Beverage Portfolio	27,994,088	28,580,582
Dynamic Hardware & Consumer Electronics Portfolio	5,845,167	5,602,141
Dynamic Healthcare Services Portfolio	31,285,406	31,490,179
Dynamic Insurance Portfolio	40,856,323	41,517,599
Dynamic Leisure and Entertainment Portfolio	19,618,318	20,233,808
Dynamic Media Portfolio	26,852,789	27,564,978
Dynamic Networking Portfolio	3,143,710	3,871,485
Dynamic Oil & Gas Services Portfolio	259,270,060	251,959,556
Dynamic Pharmaceuticals Portfolio	47,064,756	46,647,843
Dynamic Retail Portfolio	36,776,340	29,153,250
Dynamic Semiconductors Portfolio	72,896,400	77,184,441
Dynamic Software Portfolio	36,727,851	38,846,436

85

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

For the year ended April 30, 2008, in-kind transactions were as follows:

	Securities Received	Securities Delivered
Dynamic Banking Portfolio	$229,524,447	$114,810,310
Dynamic Biotechnology & Genome Portfolio	235,817,458	267,518,325
Dynamic Building & Construction Portfolio	55,233,119	55,262,275
Dynamic Energy Exploration & Production Portfolio	149,708,314	161,279,153
Dynamic Food & Beverage Portfolio	113,261,093	59,334,439
Dynamic Hardware & Consumer Electronics Portfolio	19,133,269	22,645,795
Dynamic Healthcare Services Portfolio	151,475,195	128,628,999
Dynamic Insurance Portfolio	43,916,498	60,126,312
Dynamic Leisure and Entertainment Portfolio	59,894,860	87,156,723
Dynamic Media Portfolio	106,326,797	94,414,368
Dynamic Networking Portfolio	16,589,947	18,793,215
Dynamic Oil & Gas Services Portfolio	348,056,160	325,069,387
Dynamic Pharmaceuticals Portfolio	112,359,781	73,887,989
Dynamic Retail Portfolio	31,171,842	45,204,766
Dynamic Semiconductors Portfolio	201,136,723	261,720,043
Dynamic Software Portfolio	59,679,489	86,021,489

Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 6. Trustees' Fees

The Funds compensate each Trustee on behalf of the Trust who is not an employee of the Trust or its affiliates. Interested Trustees and Officers of the Trust do not receive any Trustees' fees.

The Trust (has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferred Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the participating trustee is valued as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value selected increases with contributions or with increases in the value of the shares selected, and the value decreases with withdrawals or with declines in the value of the shares selected.

Note 7. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only authorized participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not be eligible for trading by the Authorized Participant or as a result of other market circumstances.

86

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Note 8. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 9. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has assessed the application of FAS 157 to the Funds and has determined that the adoption of FAS 157 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

87

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2008, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 30, 2008

88

Supplemental Information

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

	Qualified dividend income	Dividends-received deduction
Dynamic Banking Portfolio	100%	100%
Dynamic Biotechnology & Genome Portfolio	0%	0%
Dynamic Building & Construction Portfolio	100%	100%
Dynamic Energy Exploration & Production Portfolio	100%	100%
Dynamic Food & Beverage Portfolio	100%	100%
Dynamic Hardware & Consumer Electronics Portfolio	0%	0%
Dynamic Healthcare Services Portfolio	0%	0%
Dynamic Insurance Portfolio	100%	100%
Dynamic Leisure and Entertainment Portfolio	100%	100%
Dynamic Media Portfolio	100%	100%
Dynamic Networking Portfolio	0%	0%
Dynamic Oil & Gas Services Portfolio	0%	0%
Dynamic Pharmaceuticals Portfolio	100%	100%
Dynamic Retail Portfolio	100%	100%
Dynamic Semiconductors Portfolio	0%	0%
Dynamic Software Portfolio	0%	0%

89

Supplemental Information (Continued)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser ("Independent Trustees") and the Trustee who is affiliated with the Adviser ("Management Trustee") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (b. 1958) YQA Capital Management LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management, LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	104	None

Marc M. Kole (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President and Controller, Priority Health (September 2005-April 2008); formerly Interim CFO, Priority Health (July 2006-April 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); formerly Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	104	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

90

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (b. 1963) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Partner, Bell, Boyd & Lloyd LLP (1989-Present)	104	None

Philip M. Nussbaum (b. 1961) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002- August 2003); formerly Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	104	None

Donald H. Wilson (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President, Chief Operating Officer and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (August 2007-Present); formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006-August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995- February 2006)	104	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

91

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (b.1963)** Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); formerly Manager, Nuveen Investments (April 1998-August 2002)	104	None

Availability of Additional Information About Funds' Trustees

The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

92

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (b. 1954) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and Treasurer Since 2006 Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (b. 1965) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel, Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

93

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 18, 2008, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 70 series (the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback Achievers(TM) Portfolio

PowerShares FTSE RAFI Basic Materials Sector Portfolio

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

PowerShares FTSE RAFI Consumer Services Sector Portfolio

PowerShares FTSE RAFI Energy Sector Portfolio

PowerShares FTSE RAFI Financials Sector Portfolio

PowerShares FTSE RAFI Health Care Sector Portfolio

PowerShares FTSE RAFI Industrials Sector Portfolio

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

94

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares FTSE RAFI Utilities Sector Portfolio

PowerShares Cleantech Portfolio

PowerShares Dynamic Aggressive Growth Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Deep Value Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares DWA Technical Leaders Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares WilderHill Progressive Energy Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed information on the performance of the Funds and the performance of their benchmark indices. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance and reviewed a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for any tracking error for certain of the Funds, which the Adviser then applied to its analysis of the tracking error between the underlying index and the performance of each Fund. The Trustees noted that, in each case, the correlation and tracking error was within the range set forth in the registration statement. The Trustees also concluded that each of the Funds is correlated to its underlying index and that the tracking error for each Fund was within a reasonable range in that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees found that the nature and extent of services provided to the Funds under the Investment Advisory Agreement are appropriate and that the quality is good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and the advisory fee, as compared to three categories of comparable

95

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

funds selected by Lipper Inc., an independent source: exchange-traded index funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees noted that the annual advisory fee charged to the Funds was identical (0.50% of average net assets), except for the advisory fee for the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, the PowerShares Dividend Achievers(TM) Portfolio, the PowerShares High Growth Rate Dividend Achievers(TM) Portfolio and the PowerShares International Dividend AchieversTM Portfolio (for each of which the annual advisory fee was 0.40% of average net assets), and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees and offering costs (for all Funds other than the initial two Funds, the PowerShares Dynamic OTC Portfolio and the PowerShares Dynamic Market Portfolio), brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets (0.50% of average net assets for the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, the PowerShares Dividend Achievers(TM) Portfolio, the PowerShares High Growth Rate Dividend Achievers(TM) Portfolio and the PowerShares International Dividend Achievers(TM) Portfolio) at least until April 30, 2009. The Trustees noted that the Adviser represented that it does not provide investment management services to clients other than the Trust and other exchange-traded funds overseen by the Board. The Trustees noted that the advisory fees were at the higher end of the ETF peer funds, but were lower than the median of the open-end actively-managed peer funds. The Trustees determined that the advisory fees were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratios were at the higher end of the ETF peer funds, but were generally lower than the median of the expense ratios of the open-end (non-ETF) index peer funds and the median of the open-end actively-managed peer funds. The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds. The Board concluded that the advisory fee and expense ratio of each Fund are competitive and that the advisory fee for each Fund is reasonable and appropriate in amount in light of the quality of services provided and the expense cap in place.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to each Fund. The Trustees concluded that the profitability to the Adviser of the advisory services provided to the Funds is not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio, expense limitation agreed to by the Adviser and whether the investment process produced economies of scale. The Trustees noted that certain fixed costs associated with the management of the Funds are being reduced on a per-Fund basis as additional Funds are added, and that the gradual reduction of the per-Fund cost enabled the Adviser to operate some of the Funds under the expense cap, which potentially would lower the costs to shareholders. The Trustees noted that

96

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

the Excess Expense Agreement with the Trust provided that the Adviser was entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the expense cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its expense cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

97

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit our website invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-AR-7

2008 Annual Report to Shareholders

30 April 2008

PowerShares FTSE RAFI Basic Materials Sector Portfolio

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

PowerShares FTSE RAFI Consumer Services Sector Portfolio

PowerShares FTSE RAFI Energy Sector Portfolio

PowerShares FTSE RAFI Financials Sector Portfolio

PowerShares FTSE RAFI Health Care Sector Portfolio

PowerShares FTSE RAFI Industrials Sector Portfolio

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares FTSE RAFI Utilities Sector Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	31

Frequency Distribution of Discounts & Premiums	32

Fees and Expenses	34

Fundamental Indices Portfolios

Schedules of Investments

PowerShares FTSE RAFI Basic Materials Sector Portfolio	36

PowerShares FTSE RAFI Consumer Goods Sector Portfolio	37

PowerShares FTSE RAFI Consumer Services Sector Portfolio	39

PowerShares FTSE RAFI Energy Sector Portfolio	41

PowerShares FTSE RAFI Financials Sector Portfolio	42

PowerShares FTSE RAFI Health Care Sector Portfolio	46

PowerShares FTSE RAFI Industrials Sector Portfolio	47

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	50

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	52

PowerShares FTSE RAFI Utilities Sector Portfolio	68

Statements of Assets and Liabilities	70

Statements of Operations	72

Statements of Changes in Net Assets	74

Financial Highlights	78

Notes to Financial Statements	83

Report of Independent Registered Public Accounting Firm	93

Supplemental Information	94

Information about Advisory Agreement	100

To My Fellow Investors,

It gives me great pleasure to report on the state of your investment in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in Invesco PowerShares Capital Management LLC.

Invesco PowerShares has accomplished a number of corporate and industry achievements in 2007. Some of the most notable successes over the past 12 months are that PowerShares:

•  Was the first to receive approval from the SEC to operate actively managed equity and fixed-income ETFs.

•  Launched our initial group of international ETFs, which invest directly in securities listed on foreign exchanges. As of April 30, 2008, we had 17 ETFs allowing investors to invest across a wide geographic range.

•  Brought out the markets only ETFs investing in insured municipal bonds. These three ETF's were part of our initial entry into the Fixed Income portion of the investment spectrum.

•  Further enhanced our reputation as one of the leading innovators in the ETF marketplace when the PowerShares S&P Buy-Write Portfolio was awarded the most innovative new ETF for 2007.

•  Expanded our global footprint with the introduction of 14 PowerShares ETFs listed on four major stock exchanges across Europe (London, Milan, Frankfurt and Paris).

•  Launched the PowerShares India Portfolio, one of the first ETFs to provide U.S. investors with direct access to securities listed on the India stock exchange.

Another milestone of the past year was the adoption of our new name, Invesco PowerShares – in short, we have a new corporate name. Invesco PowerShares represents the strength of global diversification you get through the combination of Invesco's worldwide resources and PowerShares' market leading ETF capabilities. As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities, a presence in 12 countries and $500 billion in assets under management globally at the end of 2007.

While our name has changed and we have a new corporate logo, our goal of delivering the highest quality investment management available in the ETF structure has not changed and all of the names of your funds and their trading symbols remain the same – as do all of our telephone contact numbers. All of us at Invesco PowerShares will continue to strive to provide you with compelling investment solutions and high-quality customer service. Regardless of market conditions, Invesco PowerShares will hold true to its mission: seeking to build financial security for investors.

Best Regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

Although the benchmark S&P 500 index hit an all-time high in October, 2007, it capitulated as the subprime mortgage crisis began to negatively affect the balance sheets of major U.S. financial institutions. As a result, volatility (as measured by the CBOE "VIX" index) increased by 46.2% during the April 30, 2007 to April 30, 2008 reporting period. Another dramatic rise over the same timeframe was the price of crude oil, which rallied 72.7%. U.S. economic growth began to slow significantly in Q1 2008, leading to recession concerns addressed by the Federal Reserve Bank through aggressive monetary policy easing (the Fed Fund target rate was cut by 2.25% in 2008). The combination of lower short-term U.S. interest rates and the recycling of petrodollars into European banks caused the U.S. dollar to weaken versus all G7 currencies for the year ended April 30, 2008.

By March, 2008, even the AAA-rated monoline bond insurers succumbed to the U.S. credit crunch. Bond insurer ratings downgrades led to huge displacements within the municipal bond market. An impending liquidity crisis was quelled in mid-March by the Fed via the creation of a $200bn lending facility and the approval of Bear Stearns' sale to JP Morgan. Along with the restoration of confidence in the U.S. financial system came a respectable April rally in the U.S. equity market, leaving the S&P 500 with a yearly total return of -4.68% over the reporting period while the DJIA was 0.47% and the NASDAQ-100 was +3.18%. For the same period, the Lehman Brothers U.S. Aggregate Total Return bond index was 6.87%.

3

Manager's Analysis

PowerShares FTSE RAFI Basic Materials Sector Portfolio (ticker: PRFM)

The PowerShares FTSE RAFI Basic Materials Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI Basic Materials Sector Index. The FTSE RAFI Basic Materials Sector Index is designed to track the performance of the largest U.S. equities in the basic materials sector which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

During the reporting period, the PowerShares FTSE RAFI Basic Materials Sector Portfolio returned 9.50%, underperforming the S&P Materials Index, which returned 12.78%.

The portfolio was underweight in Monsanto Co., Freeport-McMoRan Copper & Gold, Inc., and Nucor Corp., and overweight in International Paper Co., Weyerhaeuser Co., and Dow Chemical Co., which contributed to its underperformance relative to the S&P Materials Index.

The portfolio was also negatively affected by stock selection, including AbitibiBowater, Inc., USEC, Inc., and Chemtura Corp.

Top performers in the portfolio were Mosaic Co., AK Steel Holding Corp., Massey Energy, and Monsanto. Top contributors to performance were Monsanto, Mosaic Co., and United States Steel Corp. Bottom contributors included International Paper Co. and AbitibiBowater, Inc.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Chemicals-Diversified	33.4
Chemicals-Specialty	10.7
Steel-Producers	9.7
Industrial Gases	7.0
Metal-Aluminum	6.8
Paper & Related Products	6.7
Forestry	6.0
Agricultural Chemicals	3.6
Coal	3.6
Metal-Diversified	2.8
Gold Mining	2.2
Metal Processors & Fabricate	1.7
Coatings/Paint	1.5
Office Supplies & Forms	1.5
Metal-Copper	1.0
Steel-Specialty	0.6
Non-Ferrous Metals	0.3
Money Market Fund	1.0
Other	(0.1)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Dow Chemical (The) Co.	13.5
E.I. du Pont de Nemours & Co.	10.8
Alcoa, Inc.	6.8
Weyerhaeuser Co.	6.0
International Paper Co.	5.1
Nucor Corp.	3.7
Air Products & Chemicals, Inc.	3.5
United States Steel Corp.	3.3
Praxair, Inc.	3.1
PPG Industries, Inc.	3.0
Total	58.8

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	50.7
Mid-Cap Value	21.3
Large-Cap Growth	18.5
Mid-Cap Growth	5.8
Small-Cap Value	3.6
Small-Cap Growth	0.1

4

Manager's Analysis (Continued)

PowerShares FTSE RAFI Basic Materials Sector Portfolio (ticker: PRFM)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
FTSE RAFI Basic Materials Sector Index	10.75	23.66	40.93
S&P Materials Index	12.78	23.68	40.96
Dow Jones Basic Materials Index	20.58	29.28	51.42

Fund

NAV Return	9.50	22.26	38.16
Share Price Return	9.05	21.93	37.62

Fund Inception: 20 September 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.48%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.75% while the Fund's gross total operating expense ratio was 1.50%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Materials Index and the Dow Jones Basic Materials Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 29 and 90 common stocks, respectively.

† Average annualized.

5

Manager's Analysis

PowerShares FTSE RAFI Consumer Goods Sector Portfolio (ticker: PRFG)

The PowerShares FTSE RAFI Consumer Goods Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI Consumer Goods Sector Index. The FTSE RAFI Consumer Goods Sector Index is designed to track the performance of the largest U.S. equities in the consumer goods sector which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

During the reporting period, the PowerShares FTSE RAFI Consumer Goods Sector Portfolio returned -8.80%, behind S&P Consumer Staples Index, which returned 5.53%.

The portfolio was negatively affected by the selection of General Motors Corp., which the S&P Consumer Staples Index did not hold. The portfolio also suffered from overweighting Kraft Foods, Inc. The portfolio did not hold Wal-Mart Stores, Inc., which also contributed to its underperformance relative to the S&P Consumer Staples Index.

Top performers in the portfolio included Fresh Del Monte Product, Inc., Chiquita Brands International, Inc., and Bunge Ltd. Top contributors to return included Coca-Cola Co., Bunge Ltd., and Nike, Inc. Bottom contributors included General Motors Corp., Kraft Foods, Inc., and TRW Automotive Holdings Corp.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Agriculture	17.7
Food	17.7
Auto Manufacturers	13.7
Beverages	12.2
Cosmetics/Personal Care	10.6
Home Builders	6.6
Auto Parts & Equipment	6.4
Household Products/Wares	3.0
Apparel	1.7
Retail	1.7
Miscellaneous Manufacturing	1.5
Leisure Time	1.2
Home Furnishings	1.1
Hand/Machine Tools	0.9
Toys/Games/Hobbies	0.9
Distribution/Wholesale	0.7
Software	0.7
Housewares	0.6
Textiles	0.6
Electrical Components & Equipment	0.2
Office Furnishings	0.2
Electronics	0.1
Machinery-Diversified	0.1
Pharmaceuticals	0.1
Money Market Fund	3.0
Other	(3.2)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Philip Morris International, Inc.	9.2
Ford Motor Co.	8.9
Procter & Gamble (The) Co.	7.5
General Motors Corp.	4.8
Kraft Foods, Inc., Class A	4.7
PepsiCo, Inc.	4.0
Altria Group, Inc.	3.6
Coca-Cola (The) Co.	3.3
Anheuser-Busch Cos., Inc.	2.1
Kimberly-Clark Corp.	2.0
Total	50.1

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Growth	31.8
Large-Cap Value	29.3
Mid-Cap Value	24.3
Small-Cap Value	8.9
Mid-Cap Growth	4.8
Small-Cap Growth	0.9

6

Manager's Analysis (Continued)

PowerShares FTSE RAFI Consumer Goods Sector Portfolio (ticker: PRFG)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
FTSE RAFI Consumer Goods Sector Index	-5.67	3.21	5.24
S&P Consumer Staples Index	5.53	8.35	13.83
Dow Jones Consumer Goods Index	-3.85	3.98	6.51

Fund

NAV Return	-8.80	0.64	1.04
Share Price Return	-8.83	0.64	1.03

Fund Inception: 20 September 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.67%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.82% while the Fund's gross total operating expense ratio was 2.93%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Staples Index and the Dow Jones Consumer Goods Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 39 and 160 common stocks, respectively.

† Average annualized.

7

Manager's Analysis

PowerShares FTSE RAFI Consumer Services Sector Portfolio (ticker: PRFS)

The PowerShares FTSE RAFI Consumer Services Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI Consumer Services Sector Index. The FTSE RAFI Consumer Services Sector Index is designed to track the performance of the largest U.S. equities in the consumer services sector which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

Over the reporting period, the PowerShares FTSE RAFI Consumer Services Sector Portfolio returned -15.32%, ahead of the S&P Consumer Discretionary Index, which returned -16.30%.

The portfolio benefited from stock selection in the consumer staples sector, including holding Wal-Mart Stores, which was not in the S&P Consumer Discretionary Index.

Top performers in the portfolio included Dow Jones, Inc., GameStop Corp., and EchoStar Corp. Top contributors to return included Wal-Mart Stores, Inc., McDonald's Corp., Costco Wholesale Corp., and CVS Caremark Corp. Bottom contributors to return included Time Warner, Inc., Avis Budget Group, Inc., and Idearc, Inc.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Retail	48.7
Media	23.3
Food	7.1
Commercial Services	4.9
Pharmaceuticals	3.4
Internet	3.1
Airlines	1.7
Lodging	1.7
Advertising	1.5
Leisure Time	1.5
Entertainment	1.0
Distribution/Wholesale	0.1
Household Products/Wares	0.1
Trucking & Leasing	0.1
Money Market Fund	1.8
Other	(0.0)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Wal-Mart Stores, Inc.	10.8
Home Depot (The), Inc.	4.7
Time Warner, Inc.	4.1
Walt Disney (The) Co.	2.8
Target Corp.	2.5
Comcast Corp., Class A	2.4
McDonald's Corp.	2.3
News Corp., Class A	2.3
Lowe's Cos., Inc.	2.1
Costco Wholesale Corp.	2.1
Total	36.1

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	33.3
Large-Cap Growth	32.9
Mid-Cap Value	15.7
Mid-Cap Growth	9.6
Small-Cap Value	6.0
Small-Cap Growth	2.5

8

Manager's Analysis (Continued)

PowerShares FTSE RAFI Consumer Services Sector Portfolio (ticker: PRFS)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
FTSE RAFI Consumer Services Sector Index	-15.09	-2.33	-3.74
S&P Consumer Discretionary Index	-16.30	-3.25	-5.20
Dow Jones Consumer Services Index	-13.59	-2.43	-3.89

Fund

NAV Return	-15.32	-2.83	-4.51
Share Price Return	-15.43	-2.87	-4.59

Fund Inception: 20 September 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.86%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.79% while the Fund's gross total operating expense ratio was 2.36%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Discretionary Index and the Dow Jones Consumer Services Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 88 and 250 common stocks, respectively.

† Average annualized.

9

Manager's Analysis

PowerShares FTSE RAFI Energy Sector Portfolio (ticker: PRFE)

The PowerShares FTSE RAFI Energy Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI Oil & Gas Index. The FTSE RAFI Oil & Gas Index is designed to track the performance of the largest U.S. equities in the energy sector which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

Over the reporting period, the PowerShares FTSE RAFI Energy Sector Portfolio returned 25.22%, underperforming the S&P Energy Index, which returned 28.69%.

The portfolio was underweight in Schlumberger Ltd. and Transocean, Inc., which contributed to its underperformance relative to the S&P Energy Index.

Top performers in the portfolio included Stone Energy Corp., Southwestern Energy Co., and FMC Technologies, Inc. Top contributors to the portfolio included Chevron, Exxon Mobil, Occidental Petroleum, and ConocoPhillips. Bottom contributors included Valero Energy Corp., Tesoro Corp., and Sunoco, Inc.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Oil Companies-Integrated	55.1
Oil Companies-Exploration & Production	20.6
Oil-Field Services	10.6
Oil Refining & Marketing	6.0
Oil & Gas Drilling	3.5
Oil Field Machinery & Equipment	1.7
Pipelines	1.3
Electric-Integrated	0.6
Transport-Marine	0.3
Money Market Fund	0.5
Other	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	77.1
Large-Cap Growth	9.9
Mid-Cap Value	8.4
Mid-Cap Growth	3.7
Small-Cap Value	0.8
Small-Cap Growth	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Exxon Mobil Corp.	20.2
Chevron Corp.	15.3
ConocoPhillips	13.0
Occidental Petroleum Corp.	4.0
Valero Energy Corp.	4.0
Marathon Oil Corp.	3.7
Devon Energy Corp.	3.2
Schlumberger Ltd.	3.2
Apache Corp.	2.6
Anadarko Petroleum Corp.	2.6
Total	71.8

10

Manager's Analysis (Continued)

PowerShares FTSE RAFI Energy Sector Portfolio (ticker: PRFE)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
FTSE RAFI Oil & Gas Index	26.86	35.33	63.03
S&P Energy Index	28.69	34.81	62.02
Dow Jones Oil & Gas Index	27.43	34.11	60.65

Fund

NAV Return	25.22	34.00	60.11
Share Price Return	24.99	33.76	59.77

Fund Inception: 20 September 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.36%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.74% while the Fund's gross total operating expense ratio was 1.27%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Energy Index and the Dow Jones Oil & Gas Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 34 and 70 common stocks, respectively.

† Average annualized.

11

Manager's Analysis

PowerShares FTSE RAFI Financials Sector Portfolio (ticker: PRFF)

The PowerShares FTSE RAFI Financials Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI Financials Sector Index. The FTSE RAFI Financials Sector Index is designed to track the performance of the largest U.S. equities in the financials sector which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

Over the reporting period, PowerShares FTSE RAFI Financials Sector Portfolio outperformed the S&P Financials Index, returning -25.22% compared to the S&P Financial Index's return of -26.28%.

Stock selection contributed to the portfolio's outperformance relative to the S&P Financial Index, including the selection of Berkshire Hathaway, which was not held in the S&P Financial Index.

Top performers in the portfolio included MasterCard and Hudson Citi Bancorp. Top contributors to return included Berkshire Hathaway and U.S. Bancorp. Bottom contributors included Citigroup, Bank of America, and American International Group.

12

Manager's Analysis (Continued)

PowerShares FTSE RAFI Financials Sector Portfolio (ticker: PRFF)

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Finance-Investment Banker	25.0
Super-Regional Banks-U.S.	21.6
Multi-line Insurance	12.2
Finance-Mortgage Loan/Banker	4.7
Property/Casualty Insurance	4.4
Reinsurance	4.4
Life/Health Insurance	4.0
Commercial Banks-Southern U.S.	2.6
Finance-Credit Card	1.9
S&L/Thrifts-Western U.S.	1.7
Fiduciary Banks	1.5
REITS-Diversified	1.3
Insurance Brokers	1.2
Investment Management/Advisory Service	1.2
REITS-Apartments	1.2
REITS-Office Property	1.0
Commercial Banks-Central U.S.	0.9
Financial Guarantee Insurance	0.9
REITS-Regional Malls	0.9
REITS-Shopping Centers	0.8
S&L/Thrifts-Eastern U.S.	0.8
REITS-Health Care	0.7
Commercial Banks-Eastern U.S.	0.6
REITS-Warehouse/Industry	0.6
Commercial Banks-Western U.S.	0.5
Investment Companies	0.5
Finance-Consumer Loans	0.4
Commercial Service-Finance	0.3
Finance-Other Services	0.3
REITS-Hotels	0.3
REITS-Mortgage	0.3
Finance-Commercial	0.2
Forestry	0.2
Paper & Related Products	0.2
REITS-Storage	0.2
Finance-Auto Loans	0.1
Real Estate Management/Service	0.1
REITS-Single Tenant	0.1
S&L/Thrifts-Central U.S.	0.1
Money Market Fund	0.6
Other	(0.5)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Citigroup, Inc.	9.9
Bank of America Corp.	7.4
JPMorgan Chase & Co.	6.7
American International Group, Inc.	4.9
Wells Fargo & Co.	3.7
Wachovia Corp.	3.5
Berkshire Hathaway, Inc., Class B	3.3
Morgan Stanley	2.6
Fannie Mae	2.3
U.S. Bancorp	2.1
Total	46.4

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	64.3
Mid-Cap Value	17.1
Large-Cap Growth	10.1
Mid-Cap Growth	4.5
Small-Cap Value	3.5
Small-Cap Growth	0.5

13

Manager's Analysis (Continued)

PowerShares FTSE RAFI Financials Sector Portfolio (ticker: PRFF)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
FTSE RAFI Financials Sector Index	-25.12	-11.66	-18.16
S&P Financials Index	-26.28	-12.61	-19.56
Dow Jones Financials Index	-26.89	-14.13	-21.81

Fund

NAV Return	-25.22	-12.12	-18.77
Share Price Return	-25.52	-12.31	-19.07

Fund Inception: 20 September 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.97%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.75% while the Fund's gross total operating expense ratio was 1.49%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Financials Index and the Dow Jones Financials Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 93 and 300 common stocks, respectively.

† Average annualized.

14

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Manager's Analysis

PowerShares FTSE RAFI Health Care Sector Portfolio (ticker: PRFH)

The PowerShares FTSE RAFI Health Care Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI Health Care Sector Index. The FTSE RAFI Health Care Sector Index is designed to track the performance of the largest U.S. equities in the health care sector which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

Over the reporting period, the PowerShares FTSE RAFI Health Care Sector Portfolio returned -12.32%, behind the S&P Health Care Index, which returned -11.11%.

The portfolio suffered from underweighting Gilead Sciences and overweighting Bristol-Myers. The portfolio also was affected negatively by including Health Net and Lincare Holdings.

Top performers in the portfolio were Dade Behring Holdings, Express Scripts, and Invitrogen Corp. Top contributors to performance were Johnson & Johnson, Medco Health Solutions, and Express Scripts. Bottom contributors to performance included Pfizer, Bristol-Myers Squibb, and Merck & Co., Inc.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Pharmaceuticals	52.1
Healthcare-Products	25.1
Healthcare-Services	14.9
Biotechnology	5.7
Electronics	1.5
Distribution/Wholesale	0.2
Commercial Services	0.1
Money Market Fund	1.5
Other	(1.1)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	52.5
Large-Cap Growth	36.0
Mid-Cap Growth	7.0
Mid-Cap Value	2.7
Small-Cap Value	1.6
Small-Cap Growth	0.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Pfizer, Inc.	16.9
Johnson & Johnson	12.7
Merck & Co., Inc.	7.4
Bristol-Myers Squibb Co.	5.4
Abbott Laboratories	5.0
Wyeth	4.5
Eli Lilly & Co.	4.2
Amgen, Inc.	2.9
Medco Health Solutions, Inc.	2.8
WellPoint, Inc.	2.8
Total	64.6

16

Manager's Analysis (Continued)

PowerShares FTSE RAFI Health Care Sector Portfolio (ticker: PRFH)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
FTSE RAFI Health Care Sector Index	-11.88	-1.96	-3.15
S&P Health Care Index	-11.11	-1.79	-2.87
Dow Jones Health Care Index	-10.59	-1.93	-3.10

Fund

NAV Return	-12.32	-2.56	-4.09
Share Price Return	-12.52	-2.70	-4.32

Fund Inception: 20 September 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.39%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.75% while the Fund's gross total operating expense ratio was 1.55%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Health Care Index and the Dow Jones Health Care Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 51 and 180 common stocks, respectively.

† Average annualized.

17

Manager's Analysis

PowerShares FTSE RAFI Industrials Sector Portfolio (ticker: PRFN)

The PowerShares FTSE RAFI Industrials Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI Industrials Sector Index. The FTSE RAFI Industrials Sector Index is designed to track the performance of the largest U.S. equities in the industrials sector which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

During the reporting period, the PowerShares FTSE RAFI Industrials Sector Portfolio returned less than 0.01%, behind the S&P Industrials Index, which returned 3.04%

Underperformance resulted from stock selection among mid value stocks. The portfolio held several stocks in this style that underperformed and were not included in the S&P Industrials Index. Underperformance also resulted from stock selection in the information technology and materials sectors.

Top performers in the portfolio included Tecumseh Products, Flowserve Corp., and Owens-Illinois, Inc. Top contributors to performance included Deer & Co., Owens-Illinois, Inc., and CSX Corp. Bottom contributors included General Electric and Boeing.

18

Manager's Analysis (Continued)

PowerShares FTSE RAFI Industrials Sector Portfolio (ticker: PRFN)

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Miscellaneous Manufacturing	31.9
Aerospace/Defense	14.6
Transportation	14.3
Commercial Services	6.4
Electronics	5.2
Machinery-Diversified	3.0
Machinery-Construction & Mining	2.8
Building Materials	2.6
Environmental Control	2.6
Electrical Components & Equipment	2.5
Engineering & Construction	2.4
Packaging & Containers	2.4
Auto Manufacturers	1.5
Forest Products & Paper	1.4
Software	1.2
Distribution/Wholesale	1.0
Metal Fabricate/Hardware	0.9
Household Products/Wares	0.7
Chemicals	0.5
Computers	0.4
Electric	0.4
Hand/Machine Tools	0.3
Mining	0.3
Retail	0.3
Telecommunications	0.2
Textiles	0.2
Trucking & Leasing	0.2
Energy-Alternative Sources	0.1
Money Market Fund	2.0
Other	(2.3)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
General Electric Co.	15.9
United Parcel Service, Inc., Class B	3.8
United Technologies Corp.	3.1
Tyco International Ltd. (Bermuda)	2.8
Boeing Co.	2.8
3M Co.	2.6
Caterpillar, Inc.	2.4
Honeywell International, Inc.	2.1
Northrop Grumman Corp.	2.0
Emerson Electric Co.	2.0
Total	39.5

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	49.4
Large-Cap Growth	18.6
Mid-Cap Value	14.8
Mid-Cap Growth	12.1
Small-Cap Value	4.8
Small-Cap Growth	0.3

19

Manager's Analysis (Continued)

PowerShares FTSE RAFI Industrials Sector Portfolio (ticker: PRFN)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
FTSE RAFI Industrials Sector Index	0.67	10.99	18.35
S&P Industrials Index	3.04	10.42	17.36
Dow Jones Industrials Index	0.65	9.73	16.18

Fund

NAV Return	0.00	10.26	17.02
Share Price Return	-0.49	9.88	16.39

Fund Inception: 20 September 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.22%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.72% while the Fund's gross total operating expense ratio was 0.99%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Industrials Index and the Dow Jones Industrials Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 56 and 270 common stocks, respectively.

† Average annualized.

20

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Manager's Analysis

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio (ticker: PRFQ)

The PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI Telecommunications & Technology Sector Index. The FTSE RAFI Telecommunications & Technology Sector Index is designed to track the performance of the largest U.S. equities in the telecommunications & technology sector which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

Over the reporting period the PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio returned -5.79%, behind the S&P Information Technology Index, which returned 1.00%.

The portfolio was underweighted in Apple and Google, which contributed to its underperformance. The portfolio also was negatively affected by its allocation to the communication sector, included Sprint Nextel and Qwest Communications.

Top performers in the portfolio were Apple, Leucadia National Corp, BEA Systems, and Western Digital Corp. Top contributors to performance were IBM, Apple, Intel, and Hewlett-Packard. Bottom contributors to performance included Sprint Nextel Corp. and Microsoft Corp.

22

Manager's Analysis (Continued)

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio (ticker: PRFQ)

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Telephone-Integrated	30.3
Applications Software	15.4
Computers	11.6
Electronic Component-Semiconductors	8.6
Networking Products	4.6
Wireless Equipment	4.6
Computer Services	3.3
Enterprise Software/Services	3.1
Computers-Memory Devices	2.6
Office Automation & Equipment	2.2
Web Portals/ISP	1.8
Distribution/Wholesale	1.6
Internet Security	1.6
Semiconductor Equipment	1.4
Telecommunication Services	1.3
Semiconductor Components-Integrated Circuit	1.2
Computers-Integrated Systems	0.8
Telecommunication Equipment Fiber Optics	0.8
Cellular Telecommunications	0.7
Telecommunication Equipment	0.6
Consulting Services	0.4
Electronic Design Automation	0.4
Electronic Forms	0.4
Computers-Peripheral Equipment	0.3
Computer Aide Design	0.2
Diversified Operations	0.2
Medical Information Systems	0.1
Retail-Computer Equipment	0.1
Money Market Fund	1.2
Other	(1.4)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Microsoft Corp.	14.9
Verizon Communications, Inc.	12.3
AT&T, Inc.	10.9
Sprint Nextel Corp.	4.3
Cisco Systems, Inc.	4.2
International Business Machines Corp.	3.4
Intel Corp.	3.4
Hewlett-Packard Co.	2.9
Oracle Corp.	2.6
Motorola, Inc.	2.4
Total	61.3

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Growth	45.2
Large-Cap Value	34.6
Mid-Cap Growth	8.6
Mid-Cap Value	8.4
Small-Cap Value	1.8
Small-Cap Growth	1.4

23

Manager's Analysis (Continued)

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio (ticker: PRFQ)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
FTSE RAFI Telecommunications & Technology Sector Index	-5.26	4.29	7.03
S&P Technology and Telecom Index	1.00	7.43	12.28
Dow Jones Technology Index	-0.37	6.08	10.01

Index

NAV Return	-5.79	3.48	5.66
Share Price Return	-6.10	3.32	5.41

Fund

Fund Inception: 20 September 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.40%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.75% while the Fund's gross total operating expense ratio was 1.50%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Information Technology Index and the Dow Jones Technology Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 70 and 252 common stocks, respectively.

† Average annualized.

24

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Manager's Analysis

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (ticker: PRFZ)

The PowerShares FTSE RAFI US 1500 Small-Mid Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI US 1500 Small-Mid Index. The FTSE RAFI US 1500 Small-Mid Index is designed to track the performance of small and medium-sized U.S. companies which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. Each of the equities with a fundamental weight ranking of 1,001 to 2,500 is then selected and assigned a weight equal to its fundamental weight.

Over the reporting period, the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio returned -11.10%, behind the S&P Small Cap 600 Index, which returned -9.04%

The portfolio underperformed relative to the S&P Small Cap 600 Index due to overallocation to the consumer discretionary sector. The portfolio also underperformed due to stock selection within the consumer discretionary sector.

Top performers in the portfolio included Lindsay Corp., CF Industries Holding, Inc., and Alpha Natural Resources, Inc. Top contributors to performance included CF Industries Holdings, Inc., Walter Industries, Inc., and Alpha Natural Resources, Inc. Bottom contributors included Western Refining, Inc., Cabela's, Inc., and Radio One, Inc.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	22.3
Consumer Discretionary	18.4
Industrials	17.3
Information Technology	15.4
Health Care	7.3
Energy	6.7
Materials	5.1
Consumer Staples	3.2
Utilities	2.0
Telecommunication Services	1.6
Money Market Fund	0.4
Other	0.3

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Small-Cap Value	50.9
Small-Cap Growth	32.7
Mid-Cap Growth	12.9
Mid-Cap Value	3.0
Large-Cap Growth	0.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Finish Line (The), Inc., Class A	0.2
Millennium Pharmaceuticals, Inc.	0.2
Pier 1 Imports, Inc.	0.2
Cypress Semiconductor Corp.	0.2
FNB Corp.	0.2
Arkansas Best Corp.	0.2
First Niagara Financial Group, Inc.	0.2
ON Semiconductor Corp.	0.2
Edwards Lifesciences Corp.	0.2
Modine Manufacturing Co.	0.2
Total	2.0

26

Manager's Analysis (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (ticker: PRFZ)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
FTSE RAFI US 1500 Small-Mid Index	-10.67	1.25	2.03
Russell 2000® Index	-10.96	-0.32	-0.52
S&P Small Cap 600 Index	-9.04	1.46	2.37

Fund

NAV Return	-11.10	0.51	0.83
Share Price Return	-11.27	0.36	0.58

Fund Inception: 20 September 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.04%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.71% while the Fund's gross total operating expense ratio was 0.76%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 2000® Index and the S&P Small Cap 600 Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 2,000 and 600 common stocks, respectively.

† Average annualized.

27

Manager's Analysis

PowerShares FTSE RAFI Utilities Sector Portfolio (ticker: PRFU)

The PowerShares FTSE RAFI Utilities Sector Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI Utilities Sector Index. The FTSE RAFI Utilities Sector Index is designed to track the performance of the largest U.S. equities in the utilities sector which are selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

During the reporting period, the PowerShares FTSE RAFI Utilities Sector Portfolio returned -5.41%, behind S&P Utilities Index, which returned -0.61%.

The portfolio underperformed due to underweighting in Exelon and Questar Corp.

Top performers were Equitable Resources, Questar, Energen, and Exelon. Top contributors to return were Exelon and FirstEnergy Corp. Bottom contributors to return included Reliant Energy, Inc. and PG&E Corp.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Electric-Integrated	78.0
Gas-Distribution	8.8
Pipelines	4.9
Independent Power Producer	3.9
Electric-Generation	2.2
Oil Companies-Exploration & Production	0.7
Water	0.2
Money Market Fund	0.7
Other	0.6

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	50.5
Mid-Cap Value	30.6
Large-Cap Growth	8.6
Mid-Cap Growth	5.2
Small-Cap Value	5.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Duke Energy Corp.	6.7
Exelon Corp.	5.4
Southern Co.	5.1
Dominion Resources, Inc.	5.0
American Electric Power Co., Inc.	3.9
FirstEnergy Corp.	3.8
FPL Group, Inc.	3.4
PG&E Corp.	3.0
Entergy Corp.	2.9
Progress Energy, Inc.	2.9
Total	42.1

28

Manager's Analysis (Continued)

PowerShares FTSE RAFI Utilities Sector Portfolio (ticker: PRFU)

  Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
FTSE RAFI Utilities Sector Index	-2.10	13.08	21.97
S&P Utilities Index	-0.61	14.68	24.76
Dow Jones Utilities Index	-3.53	11.03	18.42

Fund

NAV Return	-5.41	10.35	17.16
Share Price Return	-5.36	10.25	17.03

Fund Inception: 20 September 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.44%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.78% while the Fund's gross total operating expense ratio was 1.92%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Utilities Index and the Dow Jones Utilities Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 31 and 90 common stocks, respectively.

† Average annualized.

29

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Funds' Distribution History

	Ex-Dividend	3/20/08	12/21/07	9/21/07	6/15/07	3/16/07	12/15/06
	Record	3/25/08	12/26/07	9/25/07	6/19/07	3/20/07	12/19/06
	Payable	3/31/08	12/31/07	9/28/07	6/29/07	3/30/07	12/29/06
Fund	Ticker
PowerShares FTSE RAFI Basic Materials Sector Portfolio	PRFM	0.19513	0.43059	0.25074	0.57096	0.05952	0.59859
PowerShares FTSE RAFI Consumer Goods Sector Portfolio	PRFG	—	1.09861	0.25727	0.53722	—	0.32984
PowerShares FTSE RAFI Consumer Services Sector Portfolio	PRFS	0.02199	0.19606	0.01420	0.06886	—	0.09283
PowerShares FTSE RAFI Energy Sector Portfolio	PRFE	0.07520	0.07489	0.10533	0.21450	0.10320	0.10379
PowerShares FTSE RAFI Financials Sector Portfolio	PRFF	0.15685	0.37733	0.24030	0.34985	—	0.41582
PowerShares FTSE RAFI Health Care Sector Portfolio	PRFH	0.05750	0.15285	0.14791	0.30188	0.23850	0.13869
PowerShares FTSE RAFI Industrials Sector Portfolio	PRFN	0.23282	0.27764	0.13831	0.07512	0.11650	0.21147
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	PRFQ	0.09987	0.12257	0.08488	0.17094	0.09750	0.14861
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	PRFZ	0.07196	0.25059	0.01258	0.11827	0.03020	0.14258
PowerShares FTSE RAFI Utilities Sector Portfolio	PRFU	0.03528	0.27320	0.59405	0.67368	0.26830	0.38618

31

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2008

				Closing Price Above NAV
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PRFM	PowerShares FTSE RAFI Basic Materials Sector Portfolio	9/20/06	405	158	—	—	—	—	—
PRFG	PowerShares FTSE RAFI Consumer Goods Sector Portfolio	9/20/06	405	179	6	1	—	—	—
PRFS	PowerShares FTSE RAFI Consumer Services Sector Portfolio	9/20/06	405	170	4	—	—	—	—
PRFE	PowerShares FTSE RAFI Energy Sector Portfolio	9/20/06	405	178	4	—	—	—	—
PRFF	PowerShares FTSE RAFI Financials Sector Portfolio	9/20/06	405	179	3	—	—	—	—
PRFH	PowerShares FTSE RAFI Health Care Sector Portfolio	9/20/06	405	190	6	2	—	—	—
PRFN	PowerShares FTSE RAFI Industrials Sector Portfolio	9/20/06	405	175	5	—	—	—	—
PRFQ	PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	9/20/06	405	175	7	1	—	—	—
PRFZ	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	9/20/06	405	166	4	—	—	1	—
PRFU	PowerShares FTSE RAFI Utilities Sector Portfolio	9/20/06	405	149	6	2	1	—	—

32

	Closing Price Below NAV
Ticker	-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
PRFM	244	3	—	—	—	—
PRFG	214	4	1	—	—	—
PRFS	229	2	—	—	—	—
PRFE	218	5	—	—	—	—
PRFF	216	7	—	—	—	—
PRFH	204	2	1	—	—	—
PRFN	223	2	—	—	—	—
PRFQ	220	2	—	—	—	—
PRFZ	226	8	—	—	—	—
PRFU	244	2	1	—	—	—

33

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2008.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares FTSE RAFI Basic Materials Sector Portfolio Actual	$1,000.00	$960.40	0.70%	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52
PowerShares FTSE RAFI Consumer Goods Sector Portfolio Actual	$1,000.00	$888.55	0.70%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52
PowerShares FTSE RAFI Consumer Services Sector Portfolio Actual	$1,000.00	$902.63	0.70%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52
PowerShares FTSE RAFI Energy Sector Portfolio Actual	$1,000.00	$1,049.06	0.70%	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52

34

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares FTSE RAFI Financials Sector Portfolio Actual	$1,000.00	$821.06	0.70%	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52
PowerShares FTSE RAFI Health Care Sector Portfolio Actual	$1,000.00	$868.35	0.70%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52
PowerShares FTSE RAFI Industrials Sector Portfolio Actual	$1,000.00	$925.95	0.70%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio Actual	$1,000.00	$829.70	0.70%	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio Actual	$1,000.00	$874.00	0.70%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52
PowerShares FTSE RAFI Utilities Sector Portfolio Actual	$1,000.00	$937.40	0.70%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the financial highlights.

35

Schedule of Investments

PowerShares FTSE RAFI Basic Materials Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.1%
	Agricultural Chemicals—3.6%
3,260	Monsanto Co.	$371,706
887	Mosaic (The) Co.*	108,666
		480,372
	Chemicals - Diversified—33.4%
3,103	Celanese Corp., Series A	138,859
45,032	Dow Chemical (The) Co.	1,808,034
29,593	E.I. du Pont de Nemours & Co.	1,447,394
1,227	FMC Corp.	77,031
8,690	Huntsman Corp.	195,438
3,597	Olin Corp.	72,551
6,679	PPG Industries, Inc.	409,890
2,213	Rockwood Holdings, Inc.*	81,682
4,478	Rohm & Haas Co.	239,349
1,153	Westlake Chemical Corp.	19,267
		4,489,495
	Chemicals - Specialty—10.7%
1,250	Albemarle Corp.	46,763
6,184	Ashland, Inc.	327,875
2,997	Cabot Corp.	87,393
11,357	Chemtura Corp.	78,590
1,325	Cytec Industries, Inc.	78,188
3,483	Eastman Chemical Co.	256,000
3,619	Ecolab, Inc.	166,329
3,581	Hercules, Inc.	67,323
2,024	International Flavors & Fragrances, Inc.	92,315
2,047	Lubrizol (The) Corp.	119,381
1,627	Sigma-Aldrich Corp.	92,772
636	Valhi, Inc.	16,924
		1,429,853
	Coal—3.6%
1,409	Arch Coal, Inc.	80,820
1,311	Consol Energy, Inc.	106,139
1,316	Foundation Coal Holdings, Inc.	78,934
1,459	Massey Energy Co.	76,349
2,372	Peabody Energy Corp.	145,000
		487,242
	Coatings/Paint—1.5%
5,053	RPM International, Inc.	112,682
4,109	Valspar (The) Corp.	90,316
		202,998
	Forestry—6.0%
12,565	Weyerhaeuser Co.	802,652
	Gold Mining—2.2%
6,793	Newmont Mining Corp.	300,319
	Industrial Gases—7.0%
4,747	Air Products & Chemicals, Inc.	467,247
1,177	Airgas, Inc.	56,649
4,623	Praxair, Inc.	422,126
		946,022

Number of Shares		Value
	Common Stocks (Continued)
	Metal Processors & Fabricate—1.7%
4,342	Commercial Metals Co.	$135,210
5,128	Worthington Industries, Inc.	92,355
		227,565
	Metal - Aluminum—6.8%
26,297	Alcoa, Inc.	914,610
	Metal - Copper—1.0%
1,221	Southern Copper Corp.	140,122
	Metal - Diversified—2.8%
3,300	Freeport-McMoRan Copper & Gold, Inc., Class B	375,375
	Non-Ferrous Metals—0.3%
9,302	USEC, Inc.*	43,161
	Office Supplies & Forms—1.5%
4,037	Avery Dennison Corp.	194,543
	Paper & Related Products—6.7%
8,853	AbitibiBowater, Inc.	87,379
20,883	Domtar Corp.*	124,672
26,204	International Paper Co.	685,758
		897,809
	Steel - Producers—9.7%
2,101	AK Steel Holding Corp.	131,901
897	Carpenter Technology Corp.	45,998
6,648	Nucor Corp.	501,924
1,676	Reliance Steel & Aluminum Co.	101,867
2,080	Steel Dynamics, Inc.	72,488
2,882	United States Steel Corp.	443,684
		1,297,862
	Steel - Specialty—0.6%
1,232	Allegheny Technologies, Inc.	84,799
	Total Common Stocks (Cost $12,688,141)	13,314,799
	Money Market Fund—1.0%
134,646	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $134,646)	134,646
	Total Investments (Cost $12,822,787)—100.1%	13,449,445
	Liabilities in excess of other assets—(0.1%)	(15,714)
	Net Assets—100.0%	$13,433,731

*  Non-income producing security.

See Notes to Financial Statements.

36

Schedule of Investments

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.2%
	Agriculture—17.7%
8,509	Altria Group, Inc.	$170,179
2,110	Archer-Daniels-Midland Co.	92,967
432	Bunge Ltd.	49,287
272	Loews Corp. - Carolina Group	17,862
8,534	Philip Morris International, Inc.*	435,489
723	Reynolds American, Inc.	38,934
151	Universal Corp.	9,693
497	UST, Inc.	25,879
		840,290
	Apparel—1.7%
758	NIKE, Inc., Class B	50,634
297	Timberland (The) Co., Class A*	4,336
373	VF Corp.	27,744
		82,714
	Auto Manufacturers—13.7%
51,309	Ford Motor Co.*	423,813
9,722	General Motors Corp.	225,550
		649,363
	Auto Parts & Equipment—6.4%
354	American Axle & Manufacturing Holdings, Inc.	7,130
1,294	ArvinMeritor, Inc.	19,332
427	Autoliv, Inc.	26,149
309	BorgWarner, Inc.	15,187
416	Cooper Tire & Rubber Co.	5,466
635	Exide Technologies*	9,265
1,139	Goodyear Tire & Rubber (The) Co.*	30,502
2,391	Johnson Controls, Inc.	84,308
1,086	Lear Corp.*	31,027
437	Tenneco, Inc.*	11,178
1,247	TRW Automotive Holdings Corp.*	31,874
5,835	Visteon Corp.*	25,324
169	WABCO Holdings, Inc.	8,071
		304,813
	Beverages—12.2%
2,054	Anheuser-Busch Cos., Inc.	101,057
187	Brown-Forman Corp., Class B	12,720
2,670	Coca-Cola (The) Co.	157,182
1,706	Coca-Cola Enterprises, Inc.	38,385
1,183	Constellation Brands, Inc., Class A*	21,720
502	Molson Coors Brewing Co., Class B	27,530
711	Pepsi Bottling Group (The), Inc.	23,968
395	PepsiAmericas, Inc.	10,152
2,747	PepsiCo, Inc.	188,251
		580,965
	Cosmetics/Personal Care—10.6%
1,198	Alberto-Culver Co.	30,154
871	Avon Products, Inc.	33,986
832	Colgate-Palmolive Co.	58,822

Number of Shares		Value
	Common Stocks (Continued)
491	Estee Lauder (The) Cos., Class A	$22,395
5,321	Procter & Gamble (The) Co.	356,773
		502,130
	Distribution/Wholesale—0.7%
819	Genuine Parts Co.	34,775
	Electrical Components & Equipment—0.2%
130	Energizer Holdings, Inc.*	10,278
	Electronics—0.1%
125	Garmin Ltd.	5,113
	Food—17.7%
879	Campbell Soup Co.	30,589
341	Chiquita Brands International, Inc.*	7,758
2,916	ConAgra Foods, Inc.	68,701
229	Corn Products International, Inc.	10,621
534	Cosan Ltd., Class A* (Brazil)	7,081
1,598	Dean Foods Co.*	37,138
1,120	Del Monte Foods Co.	10,102
206	Fresh Del Monte Produce, Inc.*	6,528
1,211	General Mills, Inc.	73,144
1,122	H.J. Heinz Co.	52,768
712	Hershey (The) Co.	26,615
305	Hormel Foods Corp.	12,020
213	J.M. Smucker (The) Co.	10,624
815	Kellogg Co.	41,704
7,014	Kraft Foods, Inc., Class A	221,852
383	McCormick & Co., Inc.	14,474
393	Pilgrim's Pride Corp.	9,499
5,197	Sara Lee Corp.	75,408
1	Seaboard Corp.	1,680
1,034	Smithfield Foods, Inc.*	29,655
3,685	Tyson Foods, Inc., Class A	65,593
353	Wm. Wrigley Jr. Co.	26,884
		840,438
	Hand/Machine Tools—0.9%
246	Black & Decker (The) Corp.	16,145
195	Snap-On, Inc.	11,565
316	Stanley Works (The)	15,244
		42,954
	Home Builders—6.6%
1,742	Beazer Homes USA, Inc.*	19,284
234	Brookfield Homes Corp.	3,683
1,510	Centex Corp.	31,438
3,150	D.R. Horton, Inc.	48,795
1,522	Hovnanian Enterprises, Inc., Class A*	17,990
991	KB Home	22,298
1,689	Lennar Corp., Class A	31,111
256	M.D.C. Holdings, Inc.	11,156
442	Meritage Homes Corp.*	8,385

See Notes to Financial Statements.

37

Schedule of Investments (Continued)

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
34	NVR, Inc.*	$20,859
2,877	Pulte Homes, Inc.	37,517
447	Ryland Group, Inc.	14,295
2,608	Standard-Pacific Corp.	13,196
173	Thor Industries, Inc.	5,245
863	Toll Brothers, Inc.*	19,538
2,046	WCI Communities, Inc.*	6,731
		311,521
	Home Furnishings—1.1%
560	Furniture Brands International, Inc.	7,588
225	Harman International Industries, Inc.	9,196
457	Whirlpool Corp.	33,260
		50,044
	Household Products/Wares—3.0%
424	Clorox (The) Co.	22,472
345	Jarden Corp.*	7,355
1,469	Kimberly-Clark Corp.	94,002
275	Scotts Miracle-Gro (The) Co., Class A	9,114
181	Tupperware Brands Corp.	7,131
		140,074
	Housewares—0.6%
1,387	Newell Rubbermaid, Inc.	28,475
	Leisure Time—1.2%
1,003	Brunswick Corp.	16,730
797	Harley-Davidson, Inc.	30,485
160	Polaris Industries, Inc.	7,448
		54,663
	Machinery - Diversified—0.1%
455	Briggs & Stratton Corp.	6,925
	Miscellaneous Manufacturing—1.5%
2,731	Eastman Kodak Co.	48,857
1,246	Leggett & Platt, Inc.	20,684
		69,541
	Office Furnishings—0.2%
247	HNI Corp.	5,377
507	Steelcase, Inc., Class A	5,618
		10,995
	Pharmaceuticals—0.1%
212	NBTY, Inc.*	5,968
	Retail—1.7%
453	Coach, Inc.*	16,113
751	Hanesbrands, Inc.*	26,300
953	Jones Apparel Group, Inc.	15,086
871	Liz Claiborne, Inc.	15,408
703	Quiksilver, Inc.*	6,840
		79,747

Number of Shares		Value
	Common Stocks (Continued)
	Software—0.7%
286	Activision, Inc.*	$7,736
456	Electronic Arts, Inc.*	23,471
		31,207
	Textiles—0.6%
387	Mohawk Industries, Inc.*	29,486
	Toys/Games/Hobbies—0.9%
452	Hasbro, Inc.	16,073
1,311	Mattel, Inc.	24,581
		40,654
	Total Common Stocks (Cost $5,119,578)	4,753,133
	Money Market Fund—3.0%
141,879	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $141,879)	141,879
	Total Investments (Cost $5,261,457)—103.2%	4,895,012
	Liabilities in excess of other assets—(3.2%)	(149,664)
	Net Assets—100.0%	$4,745,348

*  Non-income producing security.

See Notes to Financial Statements.

38

Schedule of Investments

PowerShares FTSE RAFI Consumer Services Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—98.2%
	Advertising—1.5%
533	Clear Channel Outdoor Holdings, Inc., Class A*	$10,138
123	Getty Images, Inc.*	4,016
1,487	Interpublic Group of Cos., Inc.*	13,457
199	Lamar Advertising Co., Class A*	7,868
727	Omnicom Group, Inc.	34,707
		70,186
	Airlines—1.7%
276	Alaska Air Group, Inc.*	5,928
2,454	AMR Corp.*	21,522
793	Continental Airlines, Inc., Class B*	14,258
775	JetBlue Airways Corp.*	3,906
250	SkyWest, Inc.	4,758
1,981	Southwest Airlines Co.	26,228
335	US Airways Group, Inc.*	2,878
		79,478
	Commercial Services—4.9%
151	Apollo Group, Inc., Class A*	7,686
1,931	Avis Budget Group, Inc.*	25,644
445	Career Education Corp.*	8,967
552	Dollar Thrifty Automotive Group*	7,281
1,045	H&R Block, Inc.	22,854
3,327	Hertz Global Holdings, Inc.*	42,785
564	Live Nation, Inc.*	7,778
1,683	McKesson Corp.	87,717
694	Rent-A-Center, Inc.*	14,942
614	Service Corp. International	6,822
432	TravelCenters of America LLC*	1,395
		233,871
	Distribution/Wholesale—0.1%
212	Core-Mark Holding Co., Inc.*	6,076
	Entertainment—1.0%
350	International Game Technology	12,159
141	Penn National Gaming, Inc.*	6,024
1,153	Regal Entertainment Group, Class A	21,861
664	Warner Music Group Corp.	5,770
		45,814
	Food—7.1%
247	Great Atlantic & Pacific Tea Co., Inc.*	6,797
3,577	Kroger (The) Co.	97,474
161	Nash Finch Co.	5,889
314	Performance Food Group Co.*	10,506
146	Ruddick Corp.	5,650
2,178	Safeway, Inc.	68,825
1,636	SUPERVALU, Inc.	54,152
2,244	Sysco Corp.	68,599
65	Weis Markets, Inc.	1,996

Number of Shares		Value
	Common Stocks (Continued)
415	Whole Foods Market, Inc.	$13,546
396	Winn-Dixie Stores, Inc.*	7,021
		340,455
	Household Products/Wares—0.1%
261	American Greetings Corp., Class A	4,672
	Internet—3.1%
161	Amazon.com, Inc.*	12,659
1,077	eBay, Inc.*	33,699
915	Expedia, Inc.*	23,113
1,676	IAC/InterActiveCorp*	34,878
2,884	Liberty Media Corp. Interactive, Series A*	43,635
		147,984
	Leisure Time—1.5%
1,448	Carnival Corp. (Panama)	58,166
517	Royal Caribbean Cruises Ltd. (Liberia)	16,492
		74,658
	Lodging—1.7%
251	Boyd Gaming Corp.	4,706
29	Las Vegas Sands Corp.*	2,210
638	Marriott International, Inc., Class A	21,883
207	MGM MIRAGE*	10,588
462	Starwood Hotels & Resorts Worldwide, Inc.	24,122
841	Wyndham Worldwide Corp.	18,065
		81,574
	Media—23.3%
708	Belo Corp., Class A	7,151
1,143	Cablevision Systems Corp., Class A*	26,289
3,329	CBS Corp., Class B	76,800
9,650	Charter Communications, Inc., Class A*	10,326
1,351	Clear Channel Communications, Inc.	40,733
5,587	Comcast Corp., Class A	114,813
2,887	Comcast Corp., Special Class A	58,433
1,203	DIRECTV Group (The), Inc.*	29,642
812	Discovery Holding Co., Class A*	18,806
732	DISH Network Corp., Class A*	21,843
219	E.W. Scripps Co., Class A	9,835
1,554	Gannett Co., Inc.	44,475
83	Hearst-Argyle Television, Inc.	1,720
547	Lee Enterprises, Inc.	4,228
1,052	Liberty Media Corp. - Entertainment, Class A*	27,299
488	Liberty Global, Inc., Series A*	17,270
504	Liberty Global, Inc., Series C*	16,733
260	Liberty Media Corp. - Capital, Series A*	3,996
963	McClatchy Co., Class A	10,112
772	McGraw-Hill (The) Cos., Inc.	31,644
84	Meredith Corp.	2,722
653	New York Times (The) Co., Class A	12,734
6,095	News Corp., Class A	109,101
1,249	News Corp., Class B	23,107

See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares FTSE RAFI Consumer Services Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
820	R.H. Donnelley Corp.*	$3,928
143	Scholastic Corp.*	4,025
13,188	Time Warner, Inc.	195,841
702	Time Warner Cable, Inc., Class A*	19,656
914	Viacom, Inc., Class B*	35,134
4,162	Walt Disney (The) Co.	134,973
6	Washington Post (The) Co., Class B	3,934
		1,117,303
	Pharmaceuticals—3.4%
1,488	AmerisourceBergen Corp.	60,338
1,729	Cardinal Health, Inc.	90,029
631	Omnicare, Inc.	12,841
		163,208
	Retail—48.7%
120	Abercrombie & Fitch Co., Class A	8,917
112	Advance Auto Parts, Inc.	3,884
272	American Eagle Outfitters, Inc.	4,997
276	AnnTaylor Stores Corp.*	6,983
519	Asbury Automotive Group, Inc.	8,641
1,868	AutoNation, Inc.*	29,907
112	AutoZone, Inc.*	13,524
240	Barnes & Noble, Inc.	7,747
683	Bed Bath & Beyond, Inc.*	22,198
1,284	Best Buy Co., Inc.	55,238
585	Big Lots, Inc.*	15,813
441	BJ's Wholesale Club, Inc.*	16,811
3,864	Blockbuster, Inc., Class A*	11,283
2,287	Blockbuster, Inc., Class B*	5,329
812	Borders Group, Inc.	5,116
463	Brinker International, Inc.	10,505
234	Burger King Holdings, Inc.	6,529
638	CarMax, Inc.*	13,239
209	Casey's General Stores, Inc.	4,625
1,253	Charming Shoppes, Inc.*	6,465
572	Chico's FAS, Inc.*	4,044
3,651	Circuit City Stores, Inc.	17,306
438	Collective Brands, Inc.*	5,418
1,376	Costco Wholesale Corp.	98,039
1,597	CVS Caremark Corp.	64,471
420	Darden Restaurants, Inc.	14,944
152	Dick's Sporting Goods, Inc.*	4,347
960	Dillard's, Inc., Class A	19,584
379	Dollar Tree, Inc.*	11,976
704	Family Dollar Stores, Inc.	15,066
1,118	Foot Locker, Inc.	14,143
195	GameStop Corp., Class A*	10,733
1,495	Gap (The), Inc.	27,837
294	Group 1 Automotive, Inc.	7,844
7,862	Home Depot (The), Inc.	226,425
906	J. C. Penney Co., Inc.	38,505
220	Jack in the Box, Inc.*	5,885

Number of Shares		Value
	Common Stocks (Continued)
918	Kohl's Corp.*	$44,844
2,322	Limited Brands, Inc.	43,003
165	Longs Drug Stores Corp.	6,610
4,049	Lowe's Cos., Inc.	101,993
2,440	Macy's, Inc.	61,708
1,885	McDonald's Corp.	112,307
487	Nordstrom, Inc.	17,172
2,668	Office Depot, Inc.*	33,830
814	OfficeMax, Inc.	14,872
309	O'Reilly Automotive, Inc.*	8,921
268	Pantry (The), Inc.*	2,908
371	Penske Automotive Group, Inc.	7,765
349	PetSmart, Inc.	7,811
173	Polo Ralph Lauren Corp.	10,745
614	RadioShack Corp.	8,535
228	Regis Corp.	6,658
8,587	Rite Aid Corp.*	23,185
346	Ross Stores, Inc.	11,588
1,381	Saks, Inc.*	17,967
631	Sears Holdings Corp.*	62,223
620	Sonic Automotive, Inc., Class A	12,580
1,528	Staples, Inc.	33,158
1,238	Starbucks Corp.*	20,093
264	Talbots (The), Inc.	2,120
2,217	Target Corp.	117,788
235	Tiffany & Co.	10,232
949	TJX (The) Cos., Inc.	30,577
2,450	Walgreen Co.	85,382
8,956	Wal-Mart Stores, Inc.	519,268
389	Wendy's International, Inc.	11,281
327	Williams-Sonoma, Inc.	8,633
672	Yum! Brands, Inc.	27,337
315	Zale Corp.*	6,527
		2,333,939
	Trucking & Leasing—0.1%
105	AMERCO, Inc.*	6,030
	Total Common Stocks (Cost $5,461,843)	4,705,248
	Money Market Fund—1.8%
85,803	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $85,803)	85,803
	Total Investments (Cost $5,547,646)—100.0%	4,791,051
	Liabilities in excess of other assets—(0.0%)	(1,717)
	Net Assets—100.0%	$4,789,334

*  Non-income producing security.

See Notes to Financial Statements.

40

Schedule of Investments

PowerShares FTSE RAFI Energy Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.7%
	Electric - Integrated—0.6%
4,207	OGE Energy Corp.	$137,527
	Oil Companies - Exploration & Production—20.6%
8,942	Anadarko Petroleum Corp.	595,180
4,470	Apache Corp.	602,020
6,948	Chesapeake Energy Corp.	359,212
1,469	Cimarex Energy Co.	91,519
1,547	Denbury Resources, Inc.*	47,276
6,508	Devon Energy Corp.	738,006
1,777	EOG Resources, Inc.	231,863
1,547	Forest Oil Corp.*	91,165
2,664	Newfield Exploration Co.*	161,865
1,796	Noble Energy, Inc.	156,252
11,206	Occidental Petroleum Corp.	932,450
2,608	PetroHawk Energy Corp.*	61,653
2,335	Pioneer Natural Resources Co.	134,800
1,082	Plains Exploration & Production Co.*	67,387
3,200	Southwestern Energy Co.*	135,392
1,001	Stone Energy Corp.*	61,001
948	Unit Corp.*	60,207
733	Whiting Petroleum Corp.*	56,089
3,781	XTO Energy, Inc.	233,893
		4,817,230
	Oil Companies - Integrated—55.1%
37,080	Chevron Corp.	3,565,242
35,343	ConocoPhillips	3,044,799
50,781	Exxon Mobil Corp.	4,726,189
3,955	Hess Corp.	420,021
19,183	Marathon Oil Corp.	874,169
2,822	Murphy Oil Corp.	254,939
		12,885,359
	Oil Field Machinery & Equipment—1.7%
1,967	Cameron International Corp.*	96,835
1,183	FMC Technologies, Inc.*	79,498
3,333	National Oilwell Varco, Inc.*	228,144
		404,477
	Oil Refining & Marketing—6.0%
928	Alon USA Energy, Inc.	12,946
1,267	CVR Energy, Inc.*	27,279
1,297	Frontier Oil Corp.	32,230
5,888	Sunoco, Inc.	273,262
5,441	Tesoro Corp.	136,787
18,635	Valero Energy Corp.	910,319
		1,392,823
	Oil & Gas Drilling—3.5%
432	Diamond Offshore Drilling, Inc.	54,177
1,514	ENSCO International, Inc.	96,487
1,435	Helmerich & Payne, Inc.	77,131

Number of Shares		Value
	Common Stocks (Continued)
5,322	Nabors Industries, Ltd. (Bermuda)*	$199,787
1,907	Noble Corp.	107,326
2,939	Patterson-UTI Energy, Inc.	82,116
3,159	Pride International, Inc.*	134,100
1,426	Rowan Cos., Inc.	55,600
		806,724
	Oil - Field Services—10.6%
3,952	Baker Hughes, Inc.	319,638
5,285	BJ Services Co.	149,407
12,435	Halliburton Co.	570,891
1,627	Helix Energy Solutions Group, Inc.*	56,213
7,320	Schlumberger Ltd.	736,026
548	SEACOR Holdings, Inc.*	46,640
1,886	Smith International, Inc.	144,298
1,320	Transocean, Inc.	194,647
3,321	Weatherford International Ltd.*	267,905
		2,485,665
	Pipelines—1.3%
17,631	El Paso Corp.	302,195
	Transport - Marine—0.3%
1,110	Tidewater, Inc.	72,394
	Total Common Stocks (Cost $20,934,449)	23,304,394
	Money Market Fund—0.5%
103,433	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $103,433)	103,433
	Total Investments (Cost $21,037,882)—100.2%	23,407,827
	Liabilities in excess of other assets—(0.2%)	(35,344)
	Net Assets—100.0%	$23,372,483

*  Non-income producing security.

See Notes to Financial Statements.

41

Schedule of Investments

PowerShares FTSE RAFI Financials Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Commercial Banks - Central U.S.—0.9%
1,301	Associated Banc-Corp	$36,780
84	BOK Financial Corp.	4,796
1,401	Citizens Republic Bancorp, Inc.	11,558
516	Commerce Bancshares, Inc.	22,446
358	Cullen/Frost Bankers, Inc.	19,984
1,072	FirstMerit Corp.	21,997
3,178	Marshall & Ilsley Corp.	79,387
1,443	TCF Financial Corp.	25,108
		222,056
	Commercial Banks - Eastern U.S.—0.6%
1,851	Fulton Financial Corp.	23,082
885	M&T Bank Corp.	82,509
1,091	Valley National Bancorp	20,936
759	Webster Financial Corp.	19,772
		146,299
	Commercial Banks - Southern U.S.—2.6%
727	BancorpSouth, Inc.	17,470
6,212	BB&T Corp.	213,008
2,149	Colonial BancGroup (The), Inc.	17,493
3,083	First Horizon National Corp.	33,296
4,797	Popular, Inc.	59,819
8,341	Regions Financial Corp.	182,835
1,173	South Financial Group (The), Inc.	7,085
5,343	Synovus Financial Corp.	63,261
702	Trustmark Corp.	15,290
655	Whitney Holding Corp.	15,334
		624,891
	Commercial Banks - Western U.S.—0.5%
345	Bank of Hawaii Corp.	18,916
426	City National Corp.	20,670
553	UnionBanCal Corp.	29,038
1,082	Zions Bancorp	50,151
		118,775
	Commercial Service - Finance—0.3%
438	Equifax, Inc.	16,762
130	Mastercard, Inc., Class A	36,161
612	Moody's Corp.	22,620
		75,543
	Fiduciary Banks—1.5%
3,969	Bank of New York Mellon (The) Corp.	172,771
894	Northern Trust Corp.	66,254
1,296	State Street Corp.	93,493
636	Wilmington Trust Corp.	20,912
		353,430
	Finance - Auto Loans—0.1%
2,495	AmeriCredit Corp.*	34,830

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Finance - Commercial—0.2%
4,314	CIT Group, Inc.	$46,979
	Finance - Consumer Loans—0.4%
5,037	SLM Corp.*	93,336
41	Student Loan Corp.	5,214
		98,550
	Finance - Credit Card—1.9%
6,958	American Express Co.	334,124
717	CompuCredit Corp.*	5,793
6,567	Discover Financial Services	119,585
		459,502
	Finance - Investment Banker—25.0%
1,617	Bear Stearns (The) Cos., Inc.	17,350
3,191	Charles Schwab (The) Corp.	68,926
93,520	Citigroup, Inc.	2,363,249
13,045	E*TRADE Financial Corp.*	51,919
8,716	Friedman Billings Ramsey Group, Inc., Class A	21,703
2,428	Goldman Sachs Group (The), Inc.	464,646
830	Interactive Brokers Group, Inc., Class A*	26,203
710	Jefferies Group, Inc.	13,348
33,709	JPMorgan Chase & Co.	1,606,234
4,603	Lehman Brothers Holdings, Inc.	203,637
8,749	Merrill Lynch & Co., Inc.	435,963
12,495	Morgan Stanley	607,257
951	Raymond James Financial, Inc.	27,360
2,139	TD Ameritrade Holding Corp.*	38,716
		5,946,511
	Finance - Mortgage Loan/Banker—4.7%
27,573	Countrywide Financial Corp.	159,372
19,485	Fannie Mae	551,425
15,559	Freddie Mac	387,575
4,570	IndyMac Bancorp, Inc.	14,853
4,836	Thornburg Mortgage, Inc.	5,900
		1,119,125
	Finance - Other Services—0.3%
41	CME Group, Inc.	18,755
1,219	MF Global Ltd.*	16,054
563	Nasdaq OMX (The) Group, Inc.*	20,522
85	Nymex Holdings, Inc.	7,871
238	NYSE Euronext	15,732
		78,934
	Financial Guarantee Insurance—0.9%
12,730	AMBAC Financial Group, Inc.	58,940
5,235	MBIA, Inc.	54,444
3,610	MGIC Investment Corp.	47,038

See Notes to Financial Statements.

42

Schedule of Investments (Continued)

PowerShares FTSE RAFI Financials Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,514	PMI Group (The), Inc.	$19,784
4,166	Radian Group, Inc.	22,496
		202,702
	Forestry—0.2%
1,261	Plum Creek Timber Co., Inc.	51,499
	Insurance Brokers—1.2%
2,003	AON Corp.	90,916
816	Arthur J. Gallagher & Co.	20,049
128	Erie Indemnity Co., Class A	6,838
5,366	Marsh & McLennan Cos., Inc.	148,048
708	Willis Group Holdings Ltd.	24,603
		290,454
	Investment Management/ Advisory Service—1.2%
1,605	Ameriprise Financial, Inc.	76,221
285	Federated Investors, Inc., Class B	9,542
706	Franklin Resources, Inc.	67,176
750	Janus Capital Group, Inc.	21,045
775	Legg Mason, Inc.	46,717
1,458	Och-Ziff Capital Management Group LLC, Class A	28,300
707	T. Rowe Price Group, Inc.	41,402
		290,403
	Investment Companies—0.5%
2,405	Allied Capital Corp.	48,340
1,459	American Capital Strategies Ltd.	46,323
1,120	Apollo Investment Corp.	18,122
		112,785
	Life/Health Insurance—4.0%
1,915	AFLAC, Inc.	127,673
4,230	Conseco, Inc.*	49,280
2,209	Lincoln National Corp.	118,756
1,366	Nationwide Financial Services, Inc., Class A	68,464
1,836	Phoenix (The) Cos., Inc.	23,868
1,698	Principal Financial Group, Inc.	91,115
754	Protective Life Corp.	32,135
3,718	Prudential Financial, Inc.	281,490
231	Reinsurance Group of America, Inc.	12,007
388	StanCorp Financial Group, Inc.	19,881
708	Torchmark Corp.	45,836
3,615	Unum Group	83,904
		954,409
	Multi-line Insurance—12.2%
2,445	ACE Ltd.	147,409
6,730	Allstate (The) Corp.	338,923
686	American Financial Group, Inc.	18,810
25,220	American International Group, Inc.	1,165,164
75	American National Insurance	8,384

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
798	Assurant, Inc.	$51,870
1,904	Cincinnati Financial Corp.	68,354
219	CNA Financial Corp.	5,871
5,582	Genworth Financial, Inc., Class A	128,721
396	Hanover Insurance Group (The), Inc.	17,772
3,506	Hartford Financial Services Group (The), Inc.	249,873
854	HCC Insurance Holdings, Inc.	21,077
3,827	Loews Corp.	161,155
5,681	MetLife, Inc.	345,689
4,052	Old Republic International Corp.	58,146
782	Unitrin, Inc.	29,669
2,887	XL Capital Ltd., Class A	100,727
		2,917,614
	Paper & Related Products—0.2%
557	Potlatch Corp.	24,959
566	Rayonier, Inc.	23,789
		48,748
	Property/Casualty Insurance—4.4%
40	Alleghany Corp.*	13,780
378	Arch Capital Group Ltd.*	26,706
3,059	Chubb (The) Corp.	162,035
386	Commerce Group (The), Inc.	14,066
6,453	Fidelity National Title Group, Inc., Class A	103,183
1,447	First American (The) Corp.	47,462
554	LandAmerica Financial Group, Inc.	15,900
60	Markel Corp.*	26,064
295	Mercury General Corp.	14,718
1,193	OneBeacon Insurance Group Ltd.	23,454
396	Philadelphia Consolidated Holding Corp.*	14,604
5,332	Progressive (The) Corp.	96,989
1,315	SAFECO Corp.	87,763
562	Selective Insurance Group, Inc.	11,982
6,085	Travelers (The) Cos., Inc.	306,684
1,324	W.R. Berkley Corp.	34,014
7	Wesco Financial Corp.	3,031
83	White Mountains Insurance Group Ltd.	39,516
		1,041,951
	Real Estate Management/Service—0.1%
834	CB Richard Ellis Group, Inc., Class A*	19,282
	Reinsurance—4.4%
647	Allied World Assurance Holdings Ltd. (Bermuda)	26,676
546	Aspen Insurance Holdings Ltd. (Bermuda)	14,191
987	Axis Capital Holdings Ltd. (Bermuda)	33,469
178	Berkshire Hathaway, Inc., Class B*	793,345
553	Endurance Specialty Holdings Ltd. (Bermuda)	20,533

See Notes to Financial Statements.

43

Schedule of Investments (Continued)

PowerShares FTSE RAFI Financials Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
429	Everest Re Group Ltd.	$38,760
450	IPC Holdings Ltd.	13,100
1,475	Montpelier Re Holdings Ltd. (Bermuda)	24,338
205	Odyssey Re Holdings Corp.	7,335
503	PartnerRe Ltd.	37,212
366	Platinum Underwriters Holdings Ltd.	13,128
439	RenaissanceRe Holdings Ltd. (Bermuda)	22,582
160	Transatlantic Holdings, Inc.	10,376
		1,055,045
	REITS - Apartments—1.2%
1,336	Apartment Investment & Management Co., Class A	49,405
429	AvalonBay Communities, Inc.	42,793
403	BRE Properties, Inc.	19,324
513	Camden Property Trust	27,143
2,404	Equity Residential	99,813
323	Home Properties, Inc.	16,980
348	Post Properties, Inc.	12,772
1,163	UDR, Inc.	29,401
		297,631
	REITS - Diversified—1.3%
1,449	CapitalSource, Inc.	20,358
771	Colonial Properties Trust	18,681
787	Cousins Properties, Inc.	19,998
2,017	Duke Realty Corp.	49,255
2,659	iStar Financial, Inc.	51,186
1,239	Liberty Property Trust	43,402
1,024	Vornado Realty Trust	95,325
		298,205
	REITS - Health Care—0.7%
1,461	HCP, Inc.	52,158
653	Health Care REIT, Inc.	31,638
801	Healthcare Realty Trust, Inc.	22,692
597	Nationwide Health Properties, Inc.	21,504
831	Senior Housing Properties Trust	19,902
473	Ventas, Inc.	22,969
		170,863
	REITS - Hotels—0.3%
932	Hospitality Properties Trust	29,945
3,036	Host Hotels & Resorts, Inc.	52,219
		82,164
	REITS - Mortgage—0.3%
1,465	Annaly Capital Management, Inc.	24,553
238	Gramercy Capital Corp.	4,522
1,458	Newcastle Investment Corp.	14,420
704	Redwood Trust, Inc.	23,436
		66,931

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	REITS - Office Property—1.0%
140	Alexandria Real Estate Equities, Inc.	$14,704
891	Boston Properties, Inc.	89,537
1,234	Brandywine Realty Trust	21,533
625	Highwoods Properties, Inc.	21,900
4,276	HRPT Properties Trust	29,633
809	Mack-Cali Realty Corp.	31,567
223	SL Green Realty Corp.	20,694
		229,568
	REITS - Regional Malls—0.9%
947	CBL & Associates Properties, Inc.	23,192
1,281	General Growth Properties, Inc.	52,470
418	Macerich (The) Co.	30,568
539	Pennsylvania REIT	13,572
993	Simon Property Group, Inc.	99,161
		218,963
	REITS - Shopping Centers—0.8%
847	Developers Diversified Realty Corp.	36,379
354	Equity One, Inc.	8,744
289	Federal Realty Investment Trust	23,741
1,451	Kimco Realty Corp.	57,909
435	Regency Centers Corp.	31,133
766	Weingarten Realty Investors	28,258
		186,164
	REITS - Single Tenant—0.1%
830	Realty Income Corp.	21,837
	REITS - Storage—0.2%
565	Public Storage, Inc.	51,246
	REITS - Warehouse/Industry—0.6%
612	AMB Property Corp.	35,343
624	First Industrial Realty Trust, Inc.	18,851
1,266	ProLogis	79,264
		133,458
	S&L/Thrifts - Central U.S.—0.1%
1,164	Flagstar Bancorp, Inc.	7,124
500	TFS Financial Corp.	6,115
		13,239
	S&L/Thrifts - Eastern U.S.—0.8%
853	Astoria Financial Corp.	20,216
2,457	Hudson City Bancorp, Inc.	47,002
2,972	New York Community Bancorp, Inc.	55,488
881	People's United Financial, Inc.	14,951
6,067	Sovereign Bancorp, Inc.	45,320
		182,977

See Notes to Financial Statements.

44

Schedule of Investments (Continued)

PowerShares FTSE RAFI Financials Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	S&L/Thrifts - Western U.S.—1.7%
455	Downey Financial Corp.	$6,434
769	Washington Federal, Inc.	18,310
31,314	Washington Mutual, Inc.	384,849
		409,593
	Super - Regional Banks - U.S.—21.6%
47,090	Bank of America Corp.	1,767,759
4,143	Capital One Financial Corp.	219,579
2,536	Comerica, Inc.	88,075
8,279	Fifth Third Bancorp	177,419
4,431	Huntington Bancshares, Inc.	41,607
6,331	KeyCorp	152,767
15,522	National City Corp.	97,789
2,676	PNC Financial Services Group, Inc.	185,581
3,832	SunTrust Banks, Inc.	213,634
14,632	U.S. Bancorp	495,878
28,204	Wachovia Corp.	822,147
29,759	Wells Fargo & Co.	885,330
		5,147,565
	Total Common Stocks and Other Equity Interests (Cost $27,213,595)	23,820,721
	Money Market Fund—0.6%
138,912	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $138,912)	138,912
	Total Investments (Cost $27,352,507)—100.5%	23,959,633
	Liabilities in excess of other assets—(0.5%)	(122,332)
	Net Assets—100.0%	$23,837,301

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

45

Schedule of Investments

PowerShares FTSE RAFI Health Care Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.6%
	Biotechnology—5.7%
9,940	Amgen, Inc.*	$416,187
1,837	Biogen Idec, Inc.*	111,487
498	Celgene Corp.*	30,946
518	Charles River Laboratories International, Inc.*	30,070
1,165	Genentech, Inc.*	79,453
1,410	Genzyme Corp.*	99,194
407	Invitrogen Corp.*	38,083
		805,420
	Commercial Services—0.1%
882	Hillenbrand, Inc.*	16,793
	Distribution/Wholesale—0.2%
802	Owens & Minor, Inc.	36,347
	Electronics—1.5%
1,081	Applera Corp. - Applied Biosystems Group	34,495
3,120	Thermo Fisher Scientific, Inc.*	180,554
		215,049
	Healthcare - Products—25.1%
279	Alcon, Inc. (Switzerland)	44,082
4,075	Baxter International, Inc.	253,954
604	Beckman Coulter, Inc.	41,253
1,577	Becton, Dickinson & Co.	140,984
21,019	Boston Scientific Corp.*	280,183
471	C.R. Bard, Inc.	44,354
4,176	Covidien Ltd.	194,977
821	DENTSPLY International, Inc.	31,912
890	Henry Schein, Inc.*	49,279
882	Hill-Rom Holdings, Inc.	22,165
26,957	Johnson & Johnson	1,808,545
6,885	Medtronic, Inc.	335,162
1,178	Patterson Cos., Inc.*	40,288
1,736	St. Jude Medical, Inc.*	76,002
1,108	Stryker Corp.	71,832
578	Varian Medical Systems, Inc.*	27,097
1,405	Zimmer Holdings, Inc.*	104,195
		3,566,264
	Healthcare - Services—14.9%
4,041	Aetna, Inc.	176,188
719	AMERIGROUP Corp.*	18,687
1,208	Apria Healthcare Group, Inc.*	21,285
541	Brookdale Senior Living, Inc.	14,163
4,472	CIGNA Corp.	190,999
1,907	Community Health Systems, Inc.*	71,570
294	Covance, Inc.*	24,634
1,774	Coventry Health Care, Inc.*	79,351
1,127	DaVita, Inc.*	59,066
11,109	Health Management Associates, Inc., Class A*	79,207

Number of Shares		Value
	Common Stocks (Continued)
2,465	Health Net, Inc.*	$72,200
2,109	Humana, Inc.*	100,789
1,479	Kindred Healthcare, Inc.*	35,097
907	Laboratory Corp. of America Holdings*	68,587
1,373	LifePoint Hospitals, Inc.*	41,355
1,011	Lincare Holdings, Inc.*	24,608
642	Magellan Health Services, Inc.*	24,775
1,425	Quest Diagnostics, Inc.	71,507
24,062	Tenet Healthcare Corp.*	153,997
10,445	UnitedHealth Group, Inc.	340,819
867	Universal Health Services, Inc., Class B	54,309
7,930	WellPoint, Inc.*	394,517
		2,117,710
	Pharmaceuticals—52.1%
13,463	Abbott Laboratories	710,173
962	Allergan, Inc.	54,228
650	Barr Pharmaceuticals, Inc.*	32,649
35,147	Bristol-Myers Squibb Co.	772,180
514	Cephalon, Inc.*	32,079
12,403	Eli Lilly & Co.	597,080
2,299	Express Scripts, Inc.*	160,976
2,138	Forest Laboratories, Inc.*	74,210
1,286	Gilead Sciences, Inc.*	66,563
1,221	Hospira, Inc.*	50,244
5,563	King Pharmaceuticals, Inc.*	52,237
8,133	Medco Health Solutions, Inc.*	402,909
27,765	Merck & Co., Inc.	1,056,181
2,838	Mylan, Inc.	37,376
119,896	Pfizer, Inc.	2,411,108
11,411	Schering-Plough Corp.	210,077
696	Warner Chilcott Ltd., Class A*	11,978
1,592	Watson Pharmaceuticals, Inc.*	49,416
14,261	Wyeth	634,187
		7,415,851
	Total Common Stocks (Cost $15,693,641)	14,173,434
	Money Market Fund—1.5%
207,632	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $207,632)	207,632
	Total Investments (Cost $15,901,273)—101.1%	14,381,066
	Liabilities in excess of other assets—(1.1%)	(150,633)
	Net Assets—100.0%	$14,230,433

*  Non-income producing security.

See Notes to Financial Statements.

46

Schedule of Investments

PowerShares FTSE RAFI Industrials Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.3%
	Aerospace/Defense—14.6%
205	Alliant Techsystems, Inc.*	$22,546
3,825	Boeing Co.	324,590
250	DRS Technologies, Inc.	15,610
2,001	General Dynamics Corp.	180,930
735	Goodrich Corp.	50,090
588	L-3 Communications Holdings, Inc.	65,533
2,075	Lockheed Martin Corp.	220,033
3,070	Northrop Grumman Corp.	225,860
2,689	Raytheon Co.	172,015
627	Rockwell Collins, Inc.	39,570
612	Spirit Aerosystems Holdings, Inc., Class A*	17,852
4,930	United Technologies Corp.	357,277
		1,691,906
	Auto Manufacturers—1.5%
568	Oshkosh Corp., Class B	23,061
3,155	PACCAR, Inc.	149,294
		172,355
	Building Materials—2.6%
348	Armstrong World Industries, Inc.	12,385
433	Lennox International, Inc.	14,350
197	Martin Marietta Materials, Inc.	21,548
6,103	Masco Corp.	111,136
2,391	Owens Corning, Inc.*	50,474
1,197	Trane, Inc.	55,672
872	USG Corp.*	30,790
		296,355
	Chemicals—0.5%
952	Sherwin-Williams (The) Co.	52,665
	Commercial Services—6.4%
2,806	Accenture Ltd., Class A (Bermuda)	105,365
253	Alliance Data Systems Corp.*	14,525
3,064	Automatic Data Processing, Inc.	135,429
249	ChoicePoint, Inc.*	12,039
1,818	Convergys Corp.*	28,579
613	Corrections Corp. of America*	15,632
944	Deluxe Corp.	20,069
555	Hewitt Associates, Inc., Class A*	22,755
871	Iron Mountain, Inc.*	23,926
956	Kelly Services, Inc., Class A	21,271
1,001	Manpower, Inc.	67,197
1,459	Paychex, Inc.	53,064
2,388	PHH Corp.*	46,876
2,287	R.R. Donnelley & Sons Co.	70,074
719	Robert Half International, Inc.	17,040
825	Total System Services, Inc.	19,635
1,508	United Rentals, Inc.*	28,411
1,487	Western Union (The) Co.	34,201
		736,088

Number of Shares		Value
	Common Stocks (Continued)
	Computers—0.4%
887	Affiliated Computer Services, Inc., Class A*	$46,984
	Distribution/Wholesale—1.0%
2,950	BlueLinx Holdings, Inc.	15,281
369	Fastenal Co.	18,011
404	United Stationers, Inc.*	17,812
532	W.W. Grainger, Inc.	46,130
577	WESCO International, Inc.*	21,470
		118,704
	Electric—0.4%
1,449	MDU Resources Group, Inc.	41,833
	Electrical Components & Equipment—2.5%
314	AMETEK, Inc.	15,235
4,316	Emerson Electric Co.	225,555
499	Hubbell, Inc., Class B	22,321
530	Molex, Inc.	15,041
444	Molex, Inc., Class A	11,508
		289,660
	Electronics—5.2%
1,236	Agilent Technologies, Inc.*	37,340
386	Amphenol Corp., Class A	17,825
1,953	Arrow Electronics, Inc.*	53,141
2,135	Avnet, Inc.*	55,916
493	AVX Corp.	6,493
927	Benchmark Electronics, Inc.*	16,482
10,501	Flextronics International Ltd. (Singapore)*	109,105
3,188	Jabil Circuit, Inc.	34,685
133	Mettler Toledo International, Inc.*	12,670
741	PerkinElmer, Inc.	19,681
33,033	Sanmina-SCI Corp.*	51,201
395	Thomas & Betts Corp.*	14,797
3,609	Tyco Electronics Ltd.	135,012
3,568	Vishay Intertechnology, Inc.*	33,718
		598,066
	Energy - Alternate Sources—0.1%
360	Covanta Holding Corp.*	9,587
	Engineering & Construction—2.4%
884	Aecom Technology Corp.*	24,275
952	EMCOR Group, Inc.*	23,857
358	Fluor Corp.	54,727
220	Foster Wheeler Ltd.*	14,012
424	Granite Construction, Inc.	14,543
494	Jacobs Engineering Group, Inc.*	42,647
1,553	KBR, Inc.	44,789
255	McDermott International, Inc.*	13,663
373	Shaw Group (The), Inc.*	18,434
657	URS Corp.*	26,503
		277,450

See Notes to Financial Statements.

47

Schedule of Investments (Continued)

PowerShares FTSE RAFI Industrials Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
	Environmental Control—2.6%
6,850	Allied Waste Industries, Inc.*	$84,666
1,293	Nalco Holding Co.	29,726
950	Republic Services, Inc.	30,201
4,209	Waste Management, Inc.	151,944
		296,537
	Forest Products & Paper—1.4%
2,486	Louisiana-Pacific Corp.	28,614
2,627	MeadWestvaco Corp.	69,090
4,892	Smurfit-Stone Container Corp.*	26,564
3,221	Temple-Inland, Inc.	37,589
		161,857
	Hand/Machine Tools—0.3%
639	Kennametal, Inc.	22,218
204	Lincoln Electric Holdings, Inc.	15,565
		37,783
	Household Products/Wares—0.7%
1,242	Fortune Brands, Inc.	83,984
	Machinery - Construction & Mining—2.8%
3,354	Caterpillar, Inc.	274,625
216	Joy Global, Inc.	16,038
519	Terex Corp.*	36,164
		326,827
	Machinery - Diversified—3.0%
479	AGCO Corp.*	28,802
1,042	Cummins, Inc.	65,281
1,762	Deere & Co.	148,132
188	Flowserve Corp.	23,329
184	NACCO Industries, Inc., Class A	16,542
892	Rockwell Automation, Inc.	48,373
267	Roper Industries, Inc.	16,586
		347,045
	Metal Fabricate/Hardware—0.9%
543	Mueller Industries, Inc.	17,577
407	Mueller Water Products, Inc., Class A	3,276
1,208	Mueller Water Products, Inc., Class B	9,592
290	Precision Castparts Corp.	34,092
986	Timken (The) Co.	35,644
		100,181
	Mining—0.3%
575	Vulcan Materials Co.	39,572
	Miscellaneous Manufacturing—31.9%
3,958	3M Co.	304,370
345	Acuity Brands, Inc.	16,505
355	AptarGroup, Inc.	15,673
252	Brink's (The) Co.	18,333

Number of Shares		Value
	Common Stocks (Continued)
464	Carlisle Cos., Inc.	$13,400
1,127	Cooper Industries Ltd., Class A	47,774
380	Crane Co.	15,557
695	Danaher Corp.	54,224
1,371	Dover Corp.	67,823
1,027	Eaton Corp.	90,212
56,084	General Electric Co.	1,833,946
430	Harsco Corp.	25,512
4,152	Honeywell International, Inc.	246,629
2,971	Illinois Tool Works, Inc.	155,354
2,112	Ingersoll-Rand Co. Ltd., Class A	93,731
903	ITT Corp.	57,792
521	Pall Corp.	18,115
1,102	Parker Hannifin Corp.	87,995
776	Pentair, Inc.	28,580
323	SPX Corp.	39,729
369	Teleflex, Inc.	20,328
1,475	Textron, Inc.	89,990
595	Trinity Industries, Inc.	18,088
6,945	Tyco International Ltd. (Bermuda)	324,956
		3,684,616
	Packaging & Containers—2.4%
757	Ball Corp.	40,711
1,185	Bemis Co., Inc.	31,166
1,561	Crown Holdings, Inc.*	41,897
2,438	Graphic Packaging Holding Co.*	6,826
182	Greif, Inc., Class A	11,757
16	Greif, Inc., Class B	910
638	Owens-Illinois, Inc.*	35,186
651	Packaging Corp. of America	14,309
1,080	Pactiv Corp.*	25,693
1,233	Sealed Air Corp.	31,183
224	Silgan Holdings, Inc.	11,935
1,097	Sonoco Products Co.	36,146
		287,719
	Retail—0.3%
370	MSC Industrial Direct Co., Class A	18,042
606	World Fuel Services Corp.	14,883
		32,925
	Software—1.2%
965	Broadridge Financial Solutions, Inc.	17,968
1,082	Fidelity National Information Services, Inc.	39,017
831	Fiserv, Inc.*	42,007
681	IMS Health, Inc.	16,855
990	Metavante Technologies, Inc.*	23,334
		139,181
	Telecommunications—0.2%
326	Anixter International, Inc.*	18,572

See Notes to Financial Statements.

48

Schedule of Investments (Continued)

PowerShares FTSE RAFI Industrials Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
	Textiles—0.2%
862	Cintas Corp.	$25,524
	Transportation—14.3%
368	Alexander & Baldwin, Inc.	18,485
1,765	Burlington Northern Santa Fe Corp.	181,001
535	C.H. Robinson Worldwide, Inc.	33,534
528	Con-way, Inc.	24,420
2,062	CSX Corp.	129,803
541	Expeditors International of Washington, Inc.	25,205
2,340	FedEx Corp.	224,336
474	General Maritime Corp.	12,386
511	J.B. Hunt Transport Services, Inc.	17,359
468	Kansas City Southern*	21,097
2,135	Norfolk Southern Corp.	127,203
339	Overseas Shipholding Group, Inc.	25,513
753	Ryder System, Inc.	51,558
527	Ship Finance International Ltd. (Bermuda)	15,979
540	Teekay Shipping Corp. (Bahamas)	24,646
1,473	Union Pacific Corp.	213,865
6,089	United Parcel Service, Inc., Class B	440,903
582	Werner Enterprises, Inc.	11,320
3,317	YRC Worldwide, Inc.*	53,901
		1,652,514
	Trucking & Leasing—0.2%
512	GATX Corp.	22,528
	Total Common Stocks (Cost $13,042,922)	11,589,018
	Money Market Fund—2.0%
226,971	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $226,971)	226,971
	Total Investments (Cost $13,269,893)—102.3%	11,815,989
	Liabilities in excess of other assets—(2.3%)	(264,395)
	Net Assets—100.0%	$11,551,594

*  Non-income producing security.

See Notes to Financial Statements.

49

Schedule of Investments

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.2%
	Applications Software—15.4%
474	Citrix Systems, Inc.*	$15,524
1,651	Compuware Corp.*	12,449
1,171	Intuit, Inc.*	31,582
55,002	Microsoft Corp.	1,568,656
		1,628,211
	Cellular Telecommunications—0.7%
325	Leap Wireless International, Inc.*	17,378
549	NII Holdings, Inc.*	25,111
481	United States Cellular Corp.*	26,527
		69,016
	Computer Aided Design—0.2%
421	Autodesk, Inc.*	15,998
	Computer Services—3.3%
287	CACI International, Inc., Class A*	14,384
2,753	Computer Sciences Corp.*	120,003
311	DST Systems, Inc.*	18,610
8,313	Electronic Data Systems Corp.	154,290
850	Perot Systems Corp., Class A*	13,294
6,867	Unisys Corp.*	28,567
		349,148
	Computers—11.6%
1,344	Apple, Inc.*	233,789
13,270	Dell, Inc.*	247,220
6,630	Hewlett-Packard Co.	307,301
2,951	International Business Machines Corp.	356,185
4,855	Sun Microsystems, Inc.*	76,029
		1,220,524
	Computers - Integrated Systems—0.8%
872	Diebold, Inc.	34,182
1,883	NCR Corp.*	46,379
		80,561
	Computers - Memory Devices—2.6%
7,376	EMC Corp.*	113,591
1,013	NetApp, Inc.*	24,515
1,683	SanDisk Corp.*	45,592
3,352	Seagate Technology (Cayman Islands)	63,252
1,003	Western Digital Corp.*	29,077
		276,027
	Computers - Peripheral Equipment—0.3%
1,148	Lexmark International, Inc., Class A*	36,036
	Consulting Services—0.4%
2,477	SAIC, Inc.*	47,063
	Distribution/Wholesale—1.6%
5,495	Ingram Micro, Inc., Class A*	93,470
2,367	Tech Data Corp.*	79,555
		173,025

Number of Shares		Value
	Common Stocks (Continued)
	Diversified Operations—0.2%
357	Leucadia National Corp.	$18,286
	Electronic Component - Semiconductors—8.6%
9,244	Advanced Micro Devices, Inc.*	55,094
1,055	Altera Corp.	22,450
1,068	Amkor Technology, Inc.*	10,199
1,827	Broadcom Corp., Class A*	47,429
1,110	Fairchild Semiconductor International, Inc.*	14,474
15,928	Intel Corp.	354,558
420	International Rectifier Corp.*	9,559
615	Intersil Corp., Class A	16,433
3,929	LSI Logic Corp.*	24,360
163	MEMC Electronic Materials, Inc.*	10,264
704	Microchip Technology, Inc.	25,872
10,194	Micron Technology, Inc.*	78,698
1,378	National Semiconductor Corp.	28,097
1,187	NVIDIA Corp.*	24,393
8,428	Spansion, Inc., Class A*	27,812
4,700	Texas Instruments, Inc.	137,053
1,032	Xilinx, Inc.	25,563
		912,308
	Electronic Design Automation—0.4%
1,924	Cadence Design Systems, Inc.*	21,414
663	Synopsys, Inc.*	15,322
		36,736
	Electronic Forms—0.4%
1,063	Adobe Systems, Inc.*	39,639
	Enterprise Software/Services—3.1%
511	BMC Software, Inc.*	17,762
1,454	CA, Inc.	32,192
12,910	Oracle Corp.*	269,174
313	SYNNEX Corp.*	7,474
		326,602
	Internet Security—1.6%
830	Check Point Software Technologies (Israel)*	19,605
454	McAfee, Inc.*	15,096
5,347	Symantec Corp.*	92,074
1,194	VeriSign, Inc.*	43,044
		169,819
	Medical Information Systems—0.1%
299	Cerner Corp.*	13,835
	Networking Products—4.6%
17,320	Cisco Systems, Inc.*	444,085
1,668	Juniper Networks, Inc.*	46,070
		490,155

See Notes to Financial Statements.

50

Schedule of Investments (Continued)

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
	Office Automation & Equipment—2.2%
2,710	IKON Office Solutions, Inc.	$29,675
1,925	Pitney Bowes, Inc.	69,512
9,216	Xerox Corp.	128,747
		227,934
	Retail - Computer Equipment—0.1%
948	Insight Enterprises, Inc.*	11,433
	Semiconductor Components - Integrated Circuit—1.2%
1,358	Analog Devices, Inc.	43,742
4,177	Atmel Corp.*	15,538
1,554	Integrated Device Technology, Inc.*	16,612
770	Linear Technology Corp.	26,919
1,776	Marvell Technology Group Ltd. (Bermuda)*	22,999
		125,810
	Semiconductor Equipment—1.4%
4,070	Applied Materials, Inc.	75,947
697	KLA-Tencor Corp.	30,445
392	Lam Research Corp.*	16,009
695	Novellus Systems, Inc.*	15,193
1,091	Teradyne, Inc.*	14,499
		152,093
	Telecommunication Equipment—0.6%
529	Harris Corp.	28,582
3,833	Tellabs, Inc.*	19,778
4,547	UTStarcom, Inc.*	14,778
		63,138
	Telecommunication Equipment Fiber Optics—0.8%
2,983	Corning, Inc.	79,676
	Telecommunication Services—1.3%
979	Amdocs Ltd. (Guernsey)*	30,721
1,396	Embarq Corp.	58,032
635	FairPoint Communications, Inc.	5,848
3,614	Virgin Media, Inc.	46,621
		141,222
	Telephone - Integrated—30.3%
29,791	AT&T, Inc.	1,153,209
1,154	CenturyTel, Inc.	37,447
5,721	Citizens Communications Co.	61,329
10,383	Level 3 Communications, Inc.*	30,838
21,710	Qwest Communications International, Inc.	112,024
56,227	Sprint Nextel Corp.	449,253
460	Telephone & Data Systems, Inc.	17,618

Number of Shares		Value
	Common Stocks (Continued)
502	Telephone & Data Systems, Inc., Special Shares	$18,198
33,709	Verizon Communications, Inc.	1,297,121
1,763	Windstream Corp.	20,698
		3,197,735
	Web Portals/ISP—1.8%
223	Google Inc., Class A*	128,066
2,172	Yahoo!, Inc.*	59,535
		187,601
	Wireless Equipment—4.6%
946	American Tower Corp., Class A*	41,075
270	Crown Castle International Corp.*	10,490
25,661	Motorola, Inc.	255,583
4,090	QUALCOMM, Inc.	176,647
		483,795
	Total Common Stocks (Cost $11,399,956)	10,573,426
	Money Market Fund—1.2%
127,889	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $127,889)	127,889
	Total Investments (Cost $11,527,845)—101.4%	10,701,315
	Liabilities in excess of other assets—(1.4%)	(145,085)
	Net Assets—100.0%	$10,556,230

*  Non-income producing security.

See Notes to Financial Statements.

51

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.3%
	Consumer Discretionary—18.4%
9,433	1-800-FLOWERS.COM, Inc., Class A*	$83,199
2,792	4Kids Entertainment, Inc.*	24,709
10,693	99 Cents Only Stores*	101,690
5,103	A.C. Moore Arts & Crafts, Inc.*	33,731
9,802	Aaron Rents, Inc.	244,071
4,391	Aeropostale, Inc.*	139,590
15,359	AFC Enterprises, Inc.*	158,966
3,777	Aftermarket Technology Corp.*	86,531
3,327	Alloy, Inc.*	22,990
588	Amcon Distributing Co.*	17,552
3,209	Ameristar Casinos, Inc.	55,099
1,217	Arbitron, Inc.	58,221
9,163	Arctic Cat, Inc.	69,456
7,606	Audiovox Corp., Class A*	83,058
1,805	Avatar Holdings, Inc.*	73,752
2,215	Bally Technologies, Inc.*	74,623
4,444	Bassett Furniture Industries, Inc.	53,061
3,303	Bebe Stores, Inc.	32,997
851	Benihana, Inc.*	8,833
2,101	Benihana, Inc., Class A*	21,808
7,242	Big 5 Sporting Goods Corp.	66,554
7,516	Bluegreen Corp.*	52,837
6,299	Blyth, Inc.	106,075
6,206	Bob Evans Farms, Inc.	174,202
16,220	Bon-Ton Stores (The), Inc.	142,249
4,137	Books-A-Million, Inc.	33,510
1,701	Bright Horizons Family Solutions, Inc.*	80,644
12,097	Brown Shoe Co., Inc.	201,778
1,113	Buckle (The), Inc.	54,070
4,260	Build-A-Bear Workshop, Inc.*	46,434
32,895	Building Material Holding Corp.	153,291
11,929	Cabela's, Inc.*	161,399
3,363	Cache, Inc.*	41,230
13,534	California Coastal Communities, Inc.*	89,324
4,595	California Pizza Kitchen, Inc.*	71,636
8,716	Callaway Golf Co.	119,758
7,452	Carmike Cinemas, Inc.	61,106
4,276	Carrols Restaurant Group, Inc.*	34,422
4,602	Carter's, Inc.*	65,072
13,830	Casual Male Retail Group, Inc.*	59,746
6,592	Cato Corp. (The), Class A	113,712
5,836	CBRL Group, Inc.	215,582
4,408	CEC Entertainment, Inc.*	163,978
12,985	Champion Enterprises, Inc.*	134,005
3,097	Charlotte Russe Holding, Inc.*	49,180
8,123	Cheesecake Factory (The), Inc.*	183,823
1,151	Cherokee, Inc.	33,379
3,590	Children's Place Retail Stores (The), Inc.*	83,468
460	Chipotle Mexican Grill, Inc., Class A*	45,140
571	Chipotle Mexican Grill, Inc., Class B*	48,518

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,942	Choice Hotels International, Inc.	$101,470
5,879	Christopher & Banks Corp.	69,666
478	Churchill Downs, Inc.	24,402
4,546	Cinemark Holdings, Inc.	67,326
126,926	Citadel Broadcasting Corp.	172,619
1,842	Citi Trends, Inc.*	38,940
12,021	CKE Restaurants, Inc.	126,100
3,342	CKX, Inc.*	30,078
11,263	Coachmen Industries, Inc.*	42,462
2,687	Coinstar, Inc.*	85,688
13,116	Coldwater Creek, Inc.*	70,039
1,606	Columbia Sportswear Co.	67,388
5,139	Conn's, Inc.*	90,601
16,475	Corinthian Colleges, Inc.*	186,991
29,234	Cost Plus, Inc.*	80,686
17,009	Cox Radio, Inc., Class A*	197,815
473	CROCS, Inc.*	4,829
18,633	CSK Auto Corp.*	222,293
1,383	CSS Industries, Inc.	43,246
1,317	CTC Media, Inc.*	34,071
11,019	Cumulus Media, Inc., Class A*	65,012
430	Deckers Outdoor Corp.*	59,370
25,520	Denny's Corp.*	80,388
2,719	DeVry, Inc.	154,983
7,352	Directed Electronics, Inc.*	14,630
4,682	Dixie Group, Inc.*	36,520
5,905	Domino's Pizza, Inc.	78,418
2,969	Dorman Products, Inc.*	30,699
4,080	Dover Downs Gaming & Entertainment, Inc.	32,966
4,458	DreamWorks Animation SKG, Inc., Class A*	124,646
11,718	Dress Barn (The), Inc.*	157,724
1,997	Drew Industries, Inc.*	48,707
6,571	DSW, Inc., Class A*	100,733
2,504	Duckwall-ALCO Stores, Inc.*	29,147
21,068	Eddie Bauer Holdings, Inc.*	83,851
39,733	Emmis Communications Corp., Class A*	123,570
12,689	Entercom Communications Corp., Class A	134,503
18,460	Entravision Communications Corp., Class A*	129,035
7,000	Ethan Allen Interiors, Inc.	192,290
46,862	Finish Line (The), Inc., Class A*	307,884
95,671	Finlay Enterprises, Inc.*	48,792
36,124	Fleetwood Enterprises, Inc.*	124,628
2,800	Flexsteel Industries	31,164
2,552	Fossil, Inc.*	91,336
13,398	Fred's, Inc., Class A	148,450
2,160	FTD Group, Inc.	29,700
3,206	Gander Mountain Co.*	15,709
7,485	GateHouse Media, Inc.	39,671
4,819	Gaylord Entertainment Co.*	142,739
10,441	Gemstar-TV Guide International, Inc.*	42,077
4,961	Genesco, Inc.*	109,936

See Notes to Financial Statements.

52

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
`11,603	Gentex Corp.	$216,744
1,831	G-III Apparel Group Ltd.*	27,007
5,789	Golfsmith International Holdings, Inc.*	10,015
20,540	Gottschalks, Inc.*	48,474
14,051	Gray Television, Inc.	66,040
7,116	Great Wolf Resorts, Inc.*	43,479
2,318	GSI Commerce, Inc.*	32,267
1,262	Guess ?, Inc.	48,309
2,210	Gymboree (The) Corp.*	95,516
191	Hallwood Group, Inc.*	12,896
12,219	Harris Interactive, Inc.*	30,548
6,279	Harte-Hanks, Inc.	85,771
28,755	Hartmarx Corp.*	75,913
4,994	Hastings Entertainment, Inc.*	41,600
8,139	Haverty Furniture Cos., Inc.	74,309
58,423	Hayes Lemmerz International, Inc.*	175,269
5,299	Helen of Troy Ltd.*	89,606
1,994	HHGregg, Inc.*	20,478
3,389	Hibbett Sports, Inc.*	61,883
1,935	Hooker Furniture Corp.	40,577
18,657	HOT Topic, Inc.*	99,069
2,632	Iconix Brand Group, Inc.*	41,901
1,984	IHOP Corp.	92,534
2,610	Interactive Data Corp.	70,418
4,742	International Speedway Corp., Class A	201,156
16,479	Interstate Hotels & Resorts, Inc.*	70,860
9,167	Isle of Capri Casinos, Inc.*	61,786
1,856	ITT Educational Services, Inc.*	142,281
1,545	J.Crew Group, Inc.*	73,388
3,393	Jackson Hewitt Tax Service, Inc.	50,590
4,147	JAKKS Pacific, Inc.*	97,413
8,374	Jo-Ann Stores, Inc.*	158,604
4,720	John Wiley & Sons, Inc., Class A	217,356
1,480	Johnson Outdoors, Inc., Class A	23,673
2,718	Jos. A. Bank Clothiers, Inc.*	66,346
18,899	Journal Communications, Inc., Class A	108,858
4,855	Kenneth Cole Productions, Inc., Class A	93,459
34,873	Kirkland's, Inc.*	60,330
23,454	Krispy Kreme Doughnuts, Inc.*	72,473
5,289	K-Swiss, Inc., Class A	77,484
5,419	Landry's Restaurants, Inc.	86,541
23,322	La-Z-Boy, Inc.	148,561
13,782	Leapfrog Enterprises, Inc.*	114,528
23,911	Lenox Group, Inc.*	35,149
30,484	Levitt Corp., Class A*	63,407
2,763	Libbey, Inc.	39,235
1,571	Life Time Fitness, Inc.*	57,106
2,256	Lifetime Brands, Inc.	19,221
12,967	Lin TV Corp., Class A*	129,929
980	Lincoln Educational Services Corp.*	11,446
19,115	Lithia Motors, Inc., Class A	172,035

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,116	LKQ Corp.*	$89,564
4,504	LodgeNet Interactive Corp.*	27,564
6,852	Lodgian, Inc.*	66,533
3,636	Luby's, Inc.*	27,306
6,491	M/I Homes, Inc.	111,321
88,421	Magna Entertainment Corp., Class A (Canada)*	30,947
1,633	Maidenform Brands, Inc.*	24,332
4,466	Marcus Corp.	74,091
1,955	Marine Products Corp.	14,389
9,465	MarineMax, Inc.*	107,901
2,980	Marvel Entertainment, Inc.*	85,496
2,217	Matthews International Corp., Class A	109,608
3,493	McCormick & Schmick's Seafood Restaurants, Inc.*	42,021
12,797	Media General, Inc., Class A	187,860
33,653	Mediacom Communications Corp., Class A*	144,371
7,760	Men's Wearhouse (The), Inc.	206,649
14,125	Modine Manufacturing Co.	248,177
10,266	Monaco Coach Corp.	64,984
2,364	Monro Muffler, Inc.	39,006
3,270	Morgans Hotel Group Co.*	45,747
270	Morningstar, Inc.*	15,655
3,078	Morton's Restaurant Group, Inc.*	24,593
2,744	Mothers Work, Inc.*	38,389
3,504	Movado Group, Inc.	76,527
8,802	MTR Gaming Group, Inc.*	53,956
6,935	Multimedia Games, Inc.*	29,543
766	National Presto Industries, Inc.	41,510
20,644	Nautilus, Inc.	74,525
29,750	Navarre Corp.*	46,410
3,398	NetFlix, Inc.*	108,668
8,111	New York & Co., Inc.*	51,505
3,462	Nexstar Broadcasting Group, Inc., Class A*	19,526
2,571	NutriSystem, Inc.	51,626
9,469	O'Charleys, Inc.	109,840
14,681	Orbitz Worldwide, Inc.*	116,714
1,820	Orient-Express Hotels Ltd., Class A	84,721
3,457	Orleans Homebuilders, Inc.	17,285
5,247	Oxford Industries, Inc.	145,814
16,693	Pacific Sunwear of California, Inc.*	223,854
13,331	Palm Harbor Homes, Inc.*	114,780
2,540	Panera Bread Co., Class A*	132,740
3,120	Papa John's International, Inc.*	84,240
6,466	PC Mall, Inc.*	85,028
17,632	PEP Boys-Manny, Moe & Jack	157,277
3,116	Perry Ellis International, Inc.*	71,169
3,173	PF Chang's China Bistro, Inc.*	98,458
5,545	Phillips-Van Heusen Corp.	234,055
36,014	Pier 1 Imports, Inc.*	280,910
9,204	Pinnacle Entertainment, Inc.*	142,846

See Notes to Financial Statements.

53

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,271	Playboy Enterprises, Inc., Class B*	$35,706
8,249	Pomeroy IT Solutions, Inc.*	50,979
7,149	Pool Corp.	156,063
762	Pre-Paid Legal Services, Inc.*	33,330
976	priceline.com, Inc.*	124,577
5,277	PRIMEDIA, Inc.	35,725
101,378	Radio One, Inc., Class D*	101,378
5,137	RC2 Corp.*	95,035
10,853	RCN Corp.	124,375
4,582	Red Lion Hotels Corp.*	43,483
1,560	Red Robin Gourmet Burgers, Inc.*	64,085
8,292	Restoration Hardware, Inc.*	36,070
22,901	Retail Ventures, Inc.*	117,482
2,695	Rex Stores Corp.*	43,632
22,546	Ruby Tuesday, Inc.	191,866
6,793	Russ Berrie & Co., Inc.*	95,238
5,933	Saga Communications, Inc., Class A*	32,632
12,030	Salem Communications Corp., Class A	40,902
10,590	Sally Beauty Holdings, Inc.*	64,175
2,492	Sauer-Danfoss, Inc.	71,944
5,766	Scientific Games Corp., Class A*	162,371
5,769	Sealy Corp.	35,191
16,021	Select Comfort Corp.*	48,383
3,175	Shiloh Industries, Inc.	31,179
3,932	Shoe Carnival, Inc.*	54,930
8,908	Sinclair Broadcast Group, Inc., Class A	78,301
110,654	Six Flags, Inc.*	199,177
6,162	Skechers U.S.A., Inc., Class A*	145,731
1,991	Skyline Corp.	54,792
4,153	Sonic Corp.*	91,324
2,312	Sotheby's	64,042
62,758	Source Interlink Cos., Inc.*	88,489
38,487	Spanish Broadcasting System, Inc., Class A*	63,504
2,108	Speedway Motorsports, Inc.	54,892
10,247	Stage Stores, Inc.	161,288
9,551	Standard Motor Products, Inc.	58,070
2,712	Stanley Furniture Co., Inc.	33,303
8,260	Steak n Shake (The) Co.*	65,419
16,886	Stein Mart, Inc.	90,002
1,552	Steiner Leisure Ltd.*	51,356
2,082	Steinway Musical Instruments*	60,378
3,148	Steven Madden Ltd.*	59,529
16,682	Stewart Enterprises, Inc., Class A	113,938
3,956	Stoneridge, Inc.*	57,639
340	Strayer Education, Inc.	63,135
5,484	Sturm Ruger & Co., Inc.*	41,240
7,662	Superior Industries International, Inc.	155,615
59,341	Syntax-Brillian Corp.*	72,396
4,396	Systemax, Inc.	70,336
12,783	Tarragon Corp.*	31,191
4,801	Tempur-Pedic International, Inc.	53,339

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,743	Texas Roadhouse, Inc., Class A*	$67,767
5,783	Tim Hortons, Inc. (Canada)	198,646
2,481	Town Sports International Holdings, Inc.*	18,409
5,713	Tractor Supply Co.*	203,154
25,172	Trans World Entertainment Corp.*	91,374
3,103	Triarc Cos., Inc., Class A	21,473
6,791	Triarc Cos., Inc., Class B	48,216
29,795	Trump Entertainment Resorts, Inc.*	83,128
13,837	Tuesday Morning Corp.*	75,273
3,033	Tween Brands, Inc.*	57,627
1,332	Ulta Salon Cosmetics & Fragrance, Inc.*	18,848
1,015	Under Armour, Inc., Class A*	33,830
32,201	Unifi, Inc.*	96,281
2,728	UniFirst Corp.	127,698
2,848	Universal Technical Institute, Inc.*	32,296
4,561	Urban Outfitters, Inc.*	156,214
1,606	Vail Resorts, Inc.*	78,421
12,607	Valassis Communications, Inc.*	179,019
7,780	ValueVision Media, Inc., Class A*	43,490
2,803	Velcro Industries N.V. (Netherlands)	53,257
4,885	Warnaco Group (The), Inc.*	225,395
1,714	Weight Watchers International, Inc.	78,604
7,510	West Marine, Inc.*	37,550
44,941	Westwood One, Inc.*	75,051
17,534	Wet Seal (The), Inc., Class A*	60,843
1,255	Weyco Group, Inc,	34,274
32,035	Wilsons The Leather Experts, Inc.*	4,462
4,892	Winnebago Industries, Inc.	78,712
1,785	WMS Industries, Inc.*	64,599
5,103	Wolverine World Wide, Inc.	146,660
5,472	World Wrestling Entertainment, Inc., Class A	96,581
594	Wynn Resorts Ltd.	62,572
		24,048,797
	Consumer Staples—3.2%
24,879	Alliance One International, Inc.*	153,006
2,055	Andersons (The), Inc.	93,400
387	Arden Group, Inc., Class A	51,858
5,238	B&G Foods, Inc., Class A	42,323
2,974	Bare Escentuals, Inc.*	67,837
940	Boston Beer Co., Inc., Class A*	41,642
1,085	Cal-Maine Foods, Inc.	32,062
1,745	Central European Distribution Corp.*	106,305
14,081	Central Garden & Pet Co.*	72,517
28,667	Central Garden & Pet Co., Class A*	143,908
345	Chattem, Inc.*	24,109
3,997	Church & Dwight Co., Inc.	227,109
1,752	Coca-Cola Bottling Co. Consolidated	100,249
3,480	Darling International, Inc.*	53,140
3,721	Diamond Foods, Inc.	79,481
6,714	Elizabeth Arden, Inc.*	124,276

See Notes to Financial Statements.

54

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,010	Farmer Bros. Co.	$24,967
8,296	Flowers Foods, Inc.	214,783
4,838	Hain Celestial Group, Inc.*	119,402
1,102	Hansen Natural Corp.*	39,000
1,724	Herbalife Ltd. (Cayman Islands)	75,477
4,902	Imperial Sugar Co.	77,305
4,240	Ingles Markets, Inc., Class A	96,757
813	Inter Parfums, Inc.	23,544
1,975	J & J Snack Foods Corp.	56,564
5,998	John B. Sanfilippo & Son, Inc.*	64,359
4,159	Lancaster Colony Corp.	158,832
5,845	Lance, Inc.	122,511
3,214	Mannatech, Inc.	20,987
2,949	National Beverage Corp.	23,769
7,090	Nu Skin Enterprises, Inc., Class A	127,124
6,300	Prestige Brands Holdings, Inc.*	56,574
2,322	PriceSmart, Inc.	66,293
3,130	Ralcorp Holdings, Inc.*	191,055
2,787	Reddy Ice Holdings, Inc.	36,900
2,476	Sanderson Farms, Inc.	103,175
1,726	Seneca Foods Corp., Class A*	35,383
1,752	Seneca Foods Corp., Class B*	35,671
5,950	Spartan Stores, Inc.	124,236
49,962	Spectrum Brands, Inc.*	224,329
2,958	Susser Holdings Corp.*	45,228
3,931	Tootsie Roll Industries, Inc.	95,641
5,995	TreeHouse Foods, Inc.*	135,907
11,509	United Natural Foods, Inc.*	227,877
907	USANA Health Sciences, Inc.*	17,687
4,665	Vector Group Ltd.	80,378
1,161	Village Super Market, Inc., Class A	54,671
2,121	WD-40 Co.	66,006
		4,255,614
	Energy—6.7%
2,119	Adams Resources & Energy, Inc.	62,616
2,242	Allis-Chalmers Energy, Inc.*	35,939
3,575	Alpha Natural Resources, Inc.*	173,924
2,319	Arlington Tankers Ltd. (Bermuda)	51,876
1,003	Atlas America, Inc.	69,769
1,143	ATP Oil & Gas Corp.*	32,850
1,124	Atwood Oceanics, Inc.*	113,176
14,523	Aventine Renewable Energy Holdings*	63,756
4,860	Basic Energy Services, Inc.*	112,752
2,546	Berry Petroleum Co., Class A	126,078
1,278	Bill Barrett Corp.*	65,728
1,328	Bois d'Arc Energy, Inc.*	31,739
6,606	Brigham Exploration Co.*	62,361
2,785	Bristow Group, Inc.*	146,909
1,661	Bronco Drilling Co., Inc.*	28,569
3,746	Cabot Oil & Gas Corp.	213,410

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,633	Cal Dive International, Inc.*	$32,096
3,558	Callon Petroleum Co.*	71,160
1,397	CARBO Ceramics, Inc.	66,399
709	Carrizo Oil & Gas, Inc.*	45,014
723	Clayton Williams Energy, Inc.*	45,686
969	CNX Gas Corp.*	39,768
7,047	Complete Production Services, Inc.*	190,339
4,357	Comstock Resources, Inc.*	198,200
1,468	Continental Resources, Inc.*	63,080
2,587	Copano Energy LLC	95,926
494	Core Laboratories N.V. (Netherlands)*	61,888
3,102	Crosstex Energy, Inc.	107,360
3,625	Delek US Holdings, Inc.	39,984
1,706	Delta Petroleum Corp.*	41,865
3,586	Double Hull Tankers, Inc. (Scotland)	36,757
5,494	Dresser-Rand Group, Inc.*	200,916
1,322	Dril-Quip, Inc.*	75,566
8,004	Edge Petroleum Corp.*	41,781
3,660	Encore Acquisition Co.*	167,006
10,360	Energy Partners Ltd.*	125,874
6,967	EXCO Resources, Inc.*	155,503
6,193	Global Industries Ltd.*	98,840
22,969	Grey Wolf, Inc.*	144,016
1,202	Gulf Island Fabrication, Inc.	47,527
1,715	GulfMark Offshore, Inc.*	102,557
4,883	Harvest Natural Resources, Inc.*	46,340
3,997	Hercules Offshore, Inc.*	105,361
3,011	Holly Corp.	124,896
1,854	Hornbeck Offshore Services, Inc.*	92,459
22,341	International Coal Group, Inc.*	177,834
4,476	ION Geophysical Corp.*	71,303
2,946	James River Coal Co.*	65,490
14,942	Key Energy Services, Inc.*	204,705
4,090	Kinder Morgan Management LLC*	222,911
5,765	Knightsbridge Tankers Ltd. (Bermuda)	166,378
1,788	Linn Energy LLC	39,175
1,145	Lufkin Industries, Inc.	86,390
7,519	Mariner Energy, Inc.*	207,224
2,406	Matrix Service Co.*	48,385
56,392	Meridian Resource Corp.*	119,551
1,045	NATCO Group, Inc., Class A*	52,877
18,155	Newpark Resources, Inc.*	99,671
6,365	Nordic American Tanker Shipping Ltd. (Bermuda)	214,628
2,940	Oceaneering International, Inc.*	196,333
2,006	Oil States International, Inc.*	100,420
18,125	Parker Drilling Co.*	145,363
2,755	Penn Virginia Corp.	144,638
1,012	Petroleum Development Corp.*	76,133
3,191	PetroQuest Energy, Inc.*	66,309
2,563	PHI, Inc.*	96,292

See Notes to Financial Statements.

55

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,926	Pioneer Drilling Co.*	$96,772
1,061	Quicksilver Resources, Inc.*	44,021
3,013	Range Resources Corp.	200,003
7,976	Rosetta Resources, Inc.*	173,797
2,472	RPC, Inc.	31,567
857	SandRidge Energy, Inc.*	38,719
4,651	St. Mary Land & Exploration Co.	203,342
3,304	Superior Energy Services, Inc.*	146,632
1,083	Superior Well Services, Inc.*	25,786
3,852	Swift Energy Co.*	200,843
6,041	TETRA Technologies, Inc.*	98,227
15,452	TOP Ships, Inc. (Greece)*	129,797
459	Trico Marine Services, Inc.*	17,300
3,511	Tsakos Energy Navigation Ltd. (Bermuda)	114,108
2,129	Ultra Petroleum Corp.*	176,856
828	Union Drilling, Inc.*	14,001
2,133	Venoco, Inc.*	32,059
8,105	VeraSun Energy Corp.*	50,575
2,396	W&T Offshore, Inc.	97,996
4,249	Western Refining, Inc.	42,532
2,012	W-H Energy Services, Inc.*	155,507
1,256	Willbros Group, Inc.*	45,329
		8,793,395
	Financials—22.3%
3,187	1st Source Corp.	63,166
2,875	Acadia Realty Trust	73,715
12,684	Advance America Cash Advance Centers, Inc.	111,746
2,360	Advanta Corp., Class A	17,912
8,280	Advanta Corp., Class B	72,698
2,042	Affiliated Managers Group, Inc.*	202,852
4,046	Affirmative Insurance Holdings, Inc.	31,680
1,437	Agree Realty Corp.	38,282
3,508	AmCOMP, Inc.*	43,219
5,067	AMCORE Financial, Inc.	63,033
1,997	American Campus Communities, Inc.	60,968
11,069	American Equity Investment Life Holding Co.	106,816
25,871	American Mortgage Acceptance Co.	32,597
1,041	American Physicians Capital, Inc.	48,250
2,570	Ameris Bancorp	38,499
3,140	Amerisafe, Inc.*	44,776
1,424	Amtrust Financial Services, Inc.	22,143
4,433	Anchor BanCorp Wisconsin, Inc.	67,337
29,306	Anthracite Capital, Inc.	228,587
11,988	Anworth Mortgage Asset Corp.	80,080
4,734	Arbor Realty Trust, Inc.	81,756
11,609	Ares Capital Corp.	130,717
878	Argo Group International Holdings Ltd. (Bermuda)*	31,450
1,830	Arrow Financial Corp.	42,566
14,695	Ashford Hospitality Trust, Inc.	85,084

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,284	Asset Acceptance Capital Corp.	$39,572
3,978	Associated Estates Realty Corp.	48,134
6,335	Assured Guaranty Ltd. (Bermuda)	160,212
2,578	Asta Funding, Inc.	36,788
1,917	Baldwin & Lyons, Inc., Class B	45,567
698	BancFirst Corp.	30,524
10,716	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	201,461
3,816	Bank Mutual Corp.	42,701
2,908	Bank of Granite Corp.	30,534
1,209	Bank of the Ozarks, Inc.	30,165
21,386	BankAtlantic Bancorp, Inc., Class A	65,869
2,269	BankFinancial Corp.	36,395
23,547	BankUnited Financial Corp., Class A	92,540
2,432	Banner Corp.	52,531
1,749	Beneficial Mutual Bancorp, Inc.*	17,857
1,550	Berkshire Hills Bancorp, Inc.	39,665
6,783	BGC Partners, Inc. Class A*	65,388
6,670	BioMed Realty Trust, Inc.	173,420
5,675	BlackRock Kelso Capital Corp.	69,859
6,565	Boston Private Financial Holdings, Inc.	61,055
13,025	Brookline Bancorp, Inc.	140,670
11,443	Brown & Brown, Inc.	219,706
2,205	BRT Realty Trust	33,251
2,655	Cadence Financial Corp.	39,586
3,743	Calamos Asset Management, Inc., Class A	67,187
988	California First National Bancorp	9,781
1,066	Camden National Corp.	35,370
1,726	Capital City Bank Group, Inc.	45,308
386	Capital Southwest Corp.	45,911
4,082	Capital Trust, Inc., Class A	109,194
2,800	Capitol Bancorp Ltd.	48,132
1,659	Capitol Federal Financial	64,203
5,340	CapLease, Inc.	44,375
7,484	Capstead Mortgage Corp.	96,544
4,153	Cascade Bancorp	37,875
2,593	Cash America International, Inc.	105,768
6,723	Cathay General Bancorp	114,627
8,558	CBRE Realty Finance, Inc.	33,205
5,813	Cedar Shopping Centers, Inc.	72,663
12,047	Centennial Bank Holdings, Inc.*	75,414
6,170	Central Pacific Financial Corp.	113,281
5,400	Chemical Financial Corp.	131,112
3,630	City Bank	65,776
2,034	City Holding Co.	84,574
4,647	Clayton Holdings, Inc.*	26,860
2,329	CNA Surety Corp.*	30,813
551	Cohen & Steers, Inc.	15,384
1,878	Columbia Banking System, Inc.	50,856
4,746	Community Bank System, Inc.	120,976
2,533	Community Trust Bancorp, Inc.	76,142

See Notes to Financial Statements.

56

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,227	Compass Diversified Holdings	$27,303
7,919	Consumer Portfolio Services, Inc.*	22,965
4,808	Corporate Office Properties Trust	179,338
13,379	Corus Bankshares, Inc.	98,068
5,965	Cowen Group, Inc.*	39,667
7,314	Crawford & Co., Class A*	31,085
11,636	Crawford & Co., Class B*	60,391
1,402	Credit Acceptance Corp.*	26,989
8,454	Crystal River Capital, Inc.	69,746
12,466	CVB Financial Corp.	143,110
18,986	DCT Industrial Trust, Inc.	189,860
24,586	Deerfield Triarc Capital Corp.	34,420
7,030	Delphi Financial Group, Inc., Class A	191,357
8,241	DiamondRock Hospitality Co.	105,073
2,268	Digital Realty Trust, Inc.	87,885
5,299	Dime Community Bancshares, Inc.	98,932
3,177	Dollar Financial Corp.*	68,560
2,663	Donegal Group, Inc., Class A	45,244
5,060	Douglas Emmett, Inc.	120,226
8,347	East West Bancorp, Inc.	118,861
2,895	EastGroup Properties, Inc.	138,120
6,592	Eaton Vance Corp.	241,266
3,544	Education Realty Trust, Inc.	47,277
569	EMC Insurance Group, Inc.	16,615
6,945	Employers Holdings, Inc.	132,511
4,994	Encore Capital Group, Inc.*	33,460
440	Enstar Group Ltd. (Bermuda)*	47,846
3,601	Entertainment Properties Trust	192,149
3,012	Equity Lifestyle Properties, Inc.	148,913
2,017	Essex Property Trust, Inc.	240,022
2,353	Evercore Partners, Inc., Class A	39,672
5,978	Extra Space Storage, Inc.	100,610
4,318	EZCORP, Inc., Class A*	52,421
17,629	F.N.B. Corp.	272,543
1,591	Farmers Capital Bank Corp.	39,011
2,752	FBL Financial Group, Inc., Class A	76,203
6,657	FBR Capital Markets Corp.*	43,271
894	FCStone Group, Inc.*	37,029
1,723	Federal Agricultural Mortgage Corp., Class C	55,136
11,104	FelCor Lodging Trust, Inc.	139,799
3,134	Financial Federal Corp.	73,179
1,629	Financial Institutions, Inc.	31,782
4,663	First Acceptance Corp.*	14,502
2,501	First BanCorp	47,069
21,412	First BanCorp	220,329
2,677	First Busey Corp.	53,085
4,475	First Cash Financial Services, Inc.*	66,409
4,479	First Charter Corp.	136,072
1,140	First Citizens BancShares, Inc., Class A	160,478
15,109	First Commonwealth Financial Corp.	188,107
5,034	First Community Bancorp	108,181

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,686	First Community Bancshares, Inc.	$56,346
6,805	First Financial Bancorp	89,282
2,248	First Financial Bankshares, Inc.	101,138
1,667	First Financial Corp.	53,011
2,486	First Financial Holdings, Inc.	59,689
8,234	First Marblehead (The) Corp.	30,466
2,894	First Merchants Corp.	74,000
1,809	First Mercury Financial Corp.*	28,582
7,593	First Midwest Bancorp, Inc.	193,849
18,461	First Niagara Financial Group, Inc.	266,391
4,540	First Place Financial Corp.	56,750
3,461	First Potomac Realty Trust	58,802
3,703	First State Bancorp	34,438
4,383	FirstFed Financial Corp.*	66,972
5,984	Flagstone Reinsurance Holdings Ltd. (Bermuda)	73,184
2,628	Flushing Financial Corp.	51,299
6,114	Forest City Enterprises, Inc., Class A	225,851
1,387	FPIC Insurance Group, Inc.*	64,537
13,718	Franklin Bank Corp.*	21,263
15,310	Franklin Street Properties Corp.	226,129
6,072	Frontier Financial Corp.	97,152
1,710	GAMCO Investors, Inc., Class A	78,677
3,215	Getty Realty Corp.	58,224
2,277	GFI Group, Inc.	26,755
5,632	Glacier Bancorp, Inc.	115,907
3,178	Gladstone Capital Corp.	59,683
15,057	Glimcher Realty Trust	180,684
6,257	GMH Communities Trust	59,066
1,736	Great Southern Bancorp, Inc.	26,179
1,934	Green Bankshares, Inc.	38,738
681	Greenhill & Co., Inc.	44,299
4,346	Grubb & Ellis Co.	26,684
3,328	Hancock Holding Co.	137,347
7,353	Hanmi Financial Corp.	51,397
4,438	Harleysville Group, Inc.	161,765
5,825	Harleysville National Corp.	84,230
2,570	Heartland Financial USA, Inc.	57,825
5,207	Hersha Hospitality Trust	49,571
4,580	Hilb Rogal & Hobbs Co.	132,499
4,216	Hilltop Holdings, Inc.*	44,521
8,046	Horace Mann Educators Corp.	136,138
1,257	IBERIABANK Corp.	60,587
1,735	Imperial Capital Bancorp, Inc.	26,146
1,634	Independence Holding Co.	21,896
2,298	Independent Bank Corp.	67,171
7,236	Independent Bank Corp.	57,743
2,779	Infinity Property & Casualty Corp.	107,714
9,315	Inland Real Estate Corp.	150,437
4,402	Integra Bank Corp.	64,313
513	IntercontinentalExchange, Inc.*	79,592

See Notes to Financial Statements.

57

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,311	International Bancshares Corp.	$182,702
3,969	Invesco Ltd.	101,805
2,709	Investment Technology Group, Inc.*	130,736
3,631	Investors Bancorp, Inc.*	53,267
9,843	Investors Real Estate Trust	100,399
4,686	Irwin Financial Corp.	27,366
6,180	JER Investors Trust, Inc.	47,586
2,234	Jones Lang LaSalle, Inc.	173,381
826	Kansas City Life Insurance Co.	41,300
1,896	KBW, Inc.*	45,011
1,390	Kearny Financial Corp.	15,123
3,988	Kilroy Realty Corp.	208,652
3,664	Kite Realty Group Trust	49,757
10,802	Knight Capital Group, Inc., Class A*	202,105
25,125	LaBranche & Co., Inc.*	160,549
3,634	Lakeland Bancorp, Inc.	56,291
5,029	LaSalle Hotel Properties	161,280
4,046	Lazard Ltd., Class A (Bermuda)	158,360
15,026	Lexington Realty Trust	216,374
3,325	LTC Properties, Inc.	90,540
181,101	Luminent Mortgage Capital, Inc.+	47,086
3,635	Macatawa Bank Corp.	41,330
6,502	Maguire Properties, Inc.	104,682
3,232	MainSource Financial Group, Inc.	47,866
6,440	Max Capital Group Ltd. (Bermuda)	150,760
4,771	MB Financial, Inc.	136,928
5,263	MBT Financial Corp.	49,314
17,268	MCG Capital Corp.	132,273
5,481	Meadowbrook Insurance Group, Inc.	39,682
6,123	Medical Properties Trust, Inc.	74,394
1,134	Merchants Bancshares, Inc.	26,558
17,450	MFA Mortgage Investments, Inc.	121,976
3,214	Mid-America Apartment Communities, Inc.	168,735
3,752	Midwest Banc Holdings, Inc.	38,571
7,825	Mission West Properties, Inc.	93,039
1,439	MSCI, Inc., Class A*	44,638
22,197	Municipal Mortgage & Equity LLC	88,788
3,086	Nara Bancorp, Inc.	40,519
793	NASB Financial, Inc.	22,585
5,972	National Financial Partners Corp.	160,766
4,975	National Health Investors, Inc.	152,185
7,397	National Penn Bancshares, Inc.	123,456
10,355	National Retail Properties, Inc.	237,232
637	National Western Life Insurance Co., Class A	161,556
1,250	Navigators Group (The), Inc.*	61,250
5,691	NBT Bancorp, Inc.	129,641
12,997	NewAlliance Bancshares, Inc.	174,940
2,470	NewStar Financial, Inc.*	13,289
7,813	NorthStar Realty Finance Corp.	81,021
1,153	Northwest Bancorp, Inc.	29,747
1,138	NYMAGIC, Inc.	25,890

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,940	OceanFirst Financial Corp.	$36,530
15,731	Ocwen Financial Corp.*	77,711
13,740	Old National Bancorp	235,090
1,566	Old Second Bancorp, Inc.	38,414
5,910	Omega Healthcare Investors, Inc.	103,425
2,195	One Liberty Properties, Inc.	38,039
1,588	optionsXpress Holdings, Inc.	34,094
3,176	Oriental Financial Group	59,709
1,204	Oritani Financial Corp.*	18,265
8,357	Pacific Capital Bancorp	170,316
3,168	Park National Corp.	240,799
3,161	Parkway Properties, Inc.	125,365
8,959	Penn Treaty American Corp.*	44,616
2,633	Penson Worldwide, Inc.*	28,647
1,974	Peoples Bancorp, Inc.	47,909
7,782	PFF Bancorp, Inc.	29,416
1,050	Pico Holdings, Inc.*	37,086
4,234	Piper Jaffray Cos.*	157,759
6,679	PMA Capital Corp., Class A*	61,981
3,595	PMC Commercial Trust	25,237
1,236	Portfolio Recovery Associates, Inc.	54,396
4,546	Presidential Life Corp.	77,100
11,747	Primus Guaranty Ltd. (Bermuda)*	52,392
1,545	PrivateBancorp, Inc.	52,515
3,461	ProAssurance Corp.*	183,191
2,700	Prospect Capital Corp.	40,068
2,423	Prosperity Bancshares, Inc.	75,040
12,279	Provident Bankshares Corp.	157,294
10,289	Provident Financial Services, Inc.	158,759
4,065	Provident New York Bancorp	54,308
1,991	PS Business Parks, Inc.	113,965
27,907	RAIT Financial Trust	212,093
22,840	RAM Holdings Ltd. (Bermuda)*	39,285
3,713	Ramco-Gershenson Properties Trust	83,431
2,307	Renasant Corp.	53,453
3,100	Republic Bancorp, Inc., Class A	71,703
4,161	Resource Capital Corp.	36,159
5,351	Rewards Network, Inc.*	25,792
2,453	RLI Corp.	117,744
1,734	Royal Bancshares of Pennsylvania, Class A	18,814
3,957	S&T Bancorp, Inc.	134,815
1,515	S.Y. Bancorp, Inc.	37,314
2,771	Safety Insurance Group, Inc.	99,479
2,197	Sandy Spring Bancorp, Inc.	56,024
2,562	Santander BanCorp	28,976
1,025	Saul Centers, Inc.	51,148
1,168	SCBT Financial Corp.	39,677
2,972	SeaBright Insurance Holdings, Inc.*	46,125
4,575	Seacoast Banking Corp. of Florida	48,083
5,554	Security Bank Corp.	42,655
5,916	SEI Investments Co.	137,665

See Notes to Financial Statements.

58

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,054	Signature Bank*	$54,185
2,299	Silver State Bancorp*	9,047
2,144	Simmons First National Corp., Class A	68,629
2,395	Southwest Bancorp, Inc.	42,152
3,457	Sovran Self Storage, Inc.	154,528
5,760	St. Joe (The) Co.	234,259
5,470	State Auto Financial Corp.	150,699
4,045	StellarOne Corp.	65,165
3,482	Sterling Bancorp	57,140
8,161	Sterling Bancshares, Inc.	84,793
7,185	Sterling Financial Corp. of Spokane	87,729
876	Stifel Financial Corp.*	41,409
10,931	Strategic Hotels & Resorts, Inc.	157,516
1,282	Suffolk Bancorp	41,511
3,149	Sun Bancorp, Inc.*	36,497
4,933	Sun Communities, Inc.	95,947
10,149	Sunstone Hotel Investors, Inc.	189,583
10,217	Susquehanna Bancshares, Inc.	203,216
2,651	SVB Financial Group*	128,998
7,015	SWS Group, Inc.	92,037
2,842	Tanger Factory Outlet Centers, Inc.	114,646
2,655	Taubman Centers, Inc.	150,459
1,339	Taylor Capital Group, Inc.	19,978
2,930	Texas Capital Bancshares, Inc.*	54,059
5,825	Thomas Weisel Partners Group, Inc.*	38,387
3,647	TICC Capital Corp.	26,550
3,429	TierOne Corp.	30,724
889	Tompkins Financial Corp.	43,001
8,042	Triad Guaranty, Inc.*	18,336
2,436	Trico Bancshares	41,436
15,516	Trustco Bank Corp.	135,455
11,706	UCBH Holdings, Inc.	85,220
2,931	UMB Financial Corp.	145,495
10,193	Umpqua Holdings Corp.	150,347
2,320	Union Bankshares Corp.	44,451
5,104	United America Indemnity Ltd., Class A*	78,908
7,197	United Bankshares, Inc.	209,361
7,444	United Community Banks, Inc.	102,206
10,384	United Community Financial Corp.	85,253
2,474	United Fire & Casualty Co.	81,518
8,351	United PanAm Financial Corp.*	27,725
1,961	Universal Health Realty Income Trust	65,772
2,141	Univest Corp. of Pennsylvania	54,852
4,942	Urstadt Biddle Properties, Inc., Class A	83,372
10,606	U-Store-It Trust	128,014
2,391	Validus Holdings Ltd.	54,395
6,215	Vestin Realty Mortgage II, Inc.	52,828
103,721	W Holding Co., Inc.	108,907
4,828	W.P. Carey & Co. LLC	144,261
70,522	W.P. Stewart & Co. Ltd. (Bermuda)	106,488
5,649	Waddell & Reed Financial, Inc., Class A	191,275

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,873	Washington REIT	$208,668
1,937	Washington Trust Bancorp, Inc.	46,837
1,204	Wauwatosa Holdings, Inc.*	14,677
4,214	WesBanco, Inc.	90,643
3,138	West Bancorporation, Inc.	39,131
2,731	West Coast Bancorp	35,257
3,155	Westamerica Bancorp	184,378
4,010	Western Alliance Bancorp*	51,208
5,081	Winthrop Realty Trust	22,102
3,166	Wintrust Financial Corp.	100,426
2,313	World Acceptance Corp.*	91,086
784	WSFS Financial Corp.	39,835
4,788	Zenith National Insurance Corp.	177,826
		29,225,721
	Health Care—7.3%
7,260	Advanced Medical Optics, Inc.*	152,460
4,745	Affymetrix, Inc.*	51,768
909	Air Methods Corp.*	36,451
3,721	Albany Molecular Research, Inc.*	43,238
4,399	Alliance Imaging, Inc.*	35,852
13,642	Allied Healthcare International, Inc.*	20,463
2,750	Allscripts Healthcare Solutions, Inc.*	30,690
6,540	Alpharma, Inc., Class A*	160,949
1,524	Amedisys, Inc.*	78,943
5,921	America Service Group, Inc.*	38,960
3,391	American Medical Systems Holdings, Inc.*	47,813
5,721	AMN Healthcare Services, Inc.*	83,469
4,323	Amsurg Corp.*	110,409
834	Analogic Corp.	48,030
2,238	AngioDynamics, Inc.*	33,078
2,070	Animal Health International, Inc.*	18,195
2,865	APP Pharmaceuticals, Inc.*	37,417
3,738	Applera Corp. - Celera Group*	50,014
1,297	ArthroCare Corp.*	58,443
10,211	Assisted Living Concepts, Inc., Class A*	74,642
1,706	Bio-Rad Laboratories, Inc., Class A*	142,195
9,823	BioScrip, Inc.*	54,027
2,092	Bruker Corp.*	25,355
7,401	Cambrex Corp.	43,296
2,129	Cantel Medical Corp.*	20,332
7,092	Centene Corp.*	130,280
1,868	Chemed Corp.	63,699
4,117	CONMED Corp.*	105,066
4,915	Cooper (The) Cos., Inc.	172,025
915	Corvel Corp.*	30,104
8,523	Cross Country Healthcare, Inc.*	101,935
1,390	Datascope Corp.	52,069
794	Dionex Corp.*	62,107
1,788	Eclipsys Corp.*	37,137
4,580	Edwards Lifesciences Corp.*	253,823

See Notes to Financial Statements.

59

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,919	Emergency Medical Services Corp., Class A*	$178,732
8,266	Endo Pharmaceuticals Holdings, Inc.*	205,245
1,709	Ensign Group (The), Inc.	16,423
6,811	Five Star Quality Care, Inc.*	40,866
2,077	Gen-Probe, Inc.*	117,060
6,966	Gentiva Health Services, Inc.*	151,441
2,631	Greatbatch, Inc.*	47,832
1,651	Haemonetics Corp.*	94,487
5,205	Hanger Orthopedic Group, Inc.*	61,419
2,889	HealthExtras, Inc.*	81,528
6,844	Healthsouth Corp.*	134,621
6,455	Healthspring, Inc.*	108,702
14,792	HealthTronics, Inc.*	52,955
2,518	Healthways, Inc.*	91,983
11,523	Hlth Corp.*	128,136
4,485	Hologic, Inc.*	130,917
1,132	ICU Medical, Inc.*	28,436
2,126	IDEXX Laboratories, Inc.*	113,103
1,967	ImClone Systems, Inc.*	91,761
1,623	Immucor, Inc.*	43,789
1,108	Integra LifeSciences Holdings Corp.*	46,946
294	Intuitive Surgical, Inc.*	85,042
5,395	Invacare Corp.	97,326
2,441	inVentiv Health, Inc.*	72,571
3,726	Inverness Medical Innovations, Inc.*	137,862
809	Kendle International, Inc.*	34,536
2,830	Kinetic Concepts, Inc.*	112,238
2,858	KV Pharmaceutical Co., Class A*	69,850
984	Landauer, Inc.	52,398
2,272	LCA-Vision, Inc.	22,970
2,314	Martek Biosciences Corp.*	81,592
2,166	Matria Healthcare, Inc.*	55,233
3,866	MedCath Corp.*	71,753
3,789	Medical Staffing Network Holdings, Inc.*	16,482
3,720	Medicis Pharmaceutical Corp., Class A	76,632
3,833	Mentor Corp.	112,192
840	Meridian Bioscience, Inc.	22,621
2,121	Merit Medical Systems, Inc.*	31,200
12,154	Millennium Pharmaceuticals, Inc.*	302,269
3,073	Millipore Corp.*	215,416
1,802	Molina Healthcare, Inc.*	44,744
1,516	MWI Veterinary Supply, Inc.*	52,257
1,032	National Healthcare Corp.	51,693
4,993	National Medical Health Card Systems, Inc.*	55,273
4,523	Odyssey HealthCare, Inc.*	41,385
1,843	Orthofix International N.V. (Netherlands)*	56,691
6,124	Par Pharmaceutical Cos., Inc.*	104,414
3,520	Parexel International Corp.*	89,408
3,068	PDI, Inc.*	26,446
3,091	PDL BioPharma, Inc.	40,987
2,615	Pediatrix Medical Group, Inc.*	177,872

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,240	Pharmaceutical Product Development, Inc.	$175,621
1,671	PharmaNet Development Group, Inc.*	39,870
8,347	PSS World Medical, Inc.*	137,475
3,091	Psychiatric Solutions, Inc.*	107,289
3,153	RehabCare Group, Inc.*	53,601
4,157	Res-Care, Inc.*	67,718
185,363	Rotech Healthcare, Inc.*	46,341
13,539	Rural/Metro Corp.*	26,672
4,839	Salix Pharmaceuticals Ltd.*	33,970
2,422	Sciele Pharma, Inc.*	46,672
1,128	Sirona Dental Systems, Inc.*	30,197
6,749	Skilled Healthcare Group, Inc., Class A*	81,663
6,458	STERIS Corp.	178,951
5,196	Sun Healthcare Group, Inc.*	68,327
5,506	Sunrise Senior Living, Inc.*	118,104
2,276	Symmetry Medical, Inc.*	31,932
1,304	Techne Corp.*	94,566
3,736	Thoratec Corp.*	59,739
4,767	Triple-S Management Corp., Class B*	86,950
1,578	TriZetto Group (The), Inc.*	33,217
5,789	Universal American Financial Corp.*	62,116
12,487	Valeant Pharmaceuticals International*	165,827
2,718	Varian, Inc.*	138,428
4,366	VCA Antech, Inc.*	141,327
5,524	ViroPharma, Inc.*	50,600
408	Vital Signs, Inc.	21,351
3,533	Waters Corp.*	217,137
2,248	WellCare Health Plans, Inc.*	98,417
2,722	West Pharmaceutical Services, Inc.	127,689
1,270	Wright Medical Group, Inc.*	35,458
1,813	Zoll Medical Corp.*	60,518
		9,520,212
	Industrials—17.3%
4,066	A.O. Smith Corp.	125,802
3,432	AAR Corp.*	80,309
7,750	ABM Industries, Inc.	162,285
42,525	ABX Air, Inc.*	113,967
12,279	ACCO Brands Corp.*	170,924
12,377	Accuride Corp.*	98,645
4,694	Aceto Corp.	32,999
4,697	Actuant Corp., Class A	159,087
3,229	Administaff, Inc.	84,568
617	Advisory Board (The) Co.*	28,765
651	Aegean Marine Petroleum Network, Inc. (Greece)	23,677
4,653	AerCap Holdings N.V. (Netherlands)*	80,404
3,207	Aircastle Ltd. (Bermuda)	44,834
18,303	AirTran Holdings, Inc.*	62,413
1,601	Alamo Group, Inc.	32,596
4,039	Albany International Corp., Class A	146,616

See Notes to Financial Statements.

60

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,375	Altra Holdings, Inc.*	$51,401
1,903	American Commercial Lines, Inc.*	30,105
945	American Railcar Industries, Inc.	19,486
3,875	American Reprographics Co.*	61,496
3,021	American Woodmark Corp.	57,006
712	Ameron International Corp.	70,346
619	Ampco-Pittsburgh Corp.	27,991
285	Amrep Corp.	14,863
2,514	Angelica Corp.	40,626
4,656	Apogee Enterprises, Inc.	103,875
5,935	Applied Industrial Technologies, Inc.	143,390
2,109	Argon ST, Inc.*	38,827
2,783	Aries Maritime Transport Ltd. (Bermuda)	15,307
6,810	Arkansas Best Corp.	268,858
1,921	Astec Industries, Inc.*	70,405
2,990	Atlas Air Worldwide Holdings, Inc.*	181,433
3,819	Baldor Electric Co.	123,736
4,949	Barnes Group, Inc.	129,070
4,347	BE Aerospace, Inc.*	175,445
14,109	Beacon Roofing Supply, Inc.*	150,261
4,022	Belden CDT, Inc.	135,702
5,846	Blount International, Inc.*	72,315
5,972	Bowne & Co., Inc.	99,374
6,144	Brady Corp., Class A	208,589
649	Bucyrus International Inc., Class A	81,729
11,178	Builders FirstSource, Inc.*	73,663
6,555	C&D Technologies, Inc.*	36,184
1,318	Cascade Corp.	57,004
5,884	Casella Waste Systems, Inc., Class A*	62,723
7,915	CBIZ, Inc.*	70,206
4,084	CDI Corp.	111,085
5,607	Celadon Group, Inc.*	57,696
7,591	Cenveo, Inc.*	77,960
2,689	Ceradyne, Inc.*	104,763
2,019	Chart Industries, Inc.*	82,052
9,879	China Yuchai International Ltd. (Bermuda)	92,665
1,034	CIRCOR International, Inc.	49,808
3,839	CLARCOR, Inc.	161,084
988	Clean Harbors, Inc.*	65,178
2,993	Coleman Cable, Inc.*	36,066
2,624	Columbus McKinnon Corp.*	74,285
5,584	Comfort Systems USA, Inc.	75,942
8,583	Commercial Vehicle Group, Inc.*	103,425
1,684	Compx International, Inc.	10,660
2,100	COMSYS IT Partners, Inc.*	17,178
1,839	Consolidated Graphics, Inc.*	106,975
2,453	Copa Holdings S.A., Class A (Panama)	95,888
3,188	Copart, Inc.*	130,294
2,554	Cornell Cos., Inc.*	58,027
2,126	Corporate Executive Board Co.	92,630
884	CoStar Group, Inc.*	42,388

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,722	Courier Corp.	$40,536
7,400	Covenant Transport, Inc., Class A*	42,402
1,312	CRA International, Inc.*	45,238
2,519	Cubic Corp.	68,290
3,596	Curtiss-Wright Corp.	170,774
1,486	Danaos Corp. (Greece)	37,016
5,178	Dayton Superior Corp.*	12,375
3,726	Deswell Industries, Inc. (Hong Kong)	24,033
2,483	Diana Shipping, Inc. (Greece)	75,384
5,086	Donaldson Co., Inc.	221,444
840	DryShips, Inc. (Greece)	69,300
1,529	Ducommun, Inc.*	49,815
2,273	Dun & Bradstreet (The) Corp.	191,614
1,492	Dynamex, Inc.*	37,494
5,710	DynCorp International, Inc., Class A*	102,495
2,497	Eagle Bulk Shipping, Inc.	73,487
3,035	Electro Rent Corp.	41,003
4,522	Encore Wire Corp.	102,197
1,893	Energy Conversion Devices, Inc.*	61,693
3,302	EnergySolutions, Inc.	72,149
5,488	EnerSys*	128,419
5,157	Ennis, Inc.	87,360
4,314	EnPro Industries, Inc.*	156,598
2,755	ESCO Technologies, Inc.*	128,273
2,726	Esterline Technologies Corp.*	151,729
2,143	Excel Maritime Carriers Ltd. (Liberia)	85,099
76,351	ExpressJet Holdings, Inc.*	231,343
12,025	Federal Signal Corp.	166,907
4,982	First Advantage Corp., Class A*	102,181
103	First Solar, Inc.*	30,075
1,642	Forward Air Corp.	55,976
1,792	Franklin Electric Co., Inc.	69,386
1,505	FreightCar America, Inc.	57,792
25,097	Frontier Airlines Holdings, Inc.*	10,415
4,081	Frozen Food Express Industries, Inc.	31,097
1,998	FTI Consulting, Inc.*	127,872
2,765	G&K Services, Inc., Class A	87,180
4,878	Gardner Denver, Inc.*	226,582
3,346	Gehl Co.*	51,629
1,130	Genco Shipping & Trading Ltd.	76,445
2,711	General Cable Corp.*	181,637
2,477	Genesee & Wyoming, Inc., Class A*	88,379
3,020	Geo Group (The), Inc.*	79,879
8,301	Gibraltar Industries, Inc.	86,745
1,364	Gorman-Rupp (The) Co.	47,781
5,881	Graco, Inc.	243,531
5,204	GrafTech International Ltd.*	102,259
4,187	Great Lakes Dredge & Dock Corp.	25,038
3,336	Greenbrier Cos., Inc.	75,894
14,699	Griffon Corp.*	137,436
2,310	H&E Equipment Services, Inc.*	30,284

See Notes to Financial Statements.

61

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,563	Hawaiian Holdings, Inc.*	$52,176
2,451	Healthcare Services Group, Inc.	37,402
5,210	Heartland Express, Inc.	80,599
322	Heico Corp.	16,586
808	Heico Corp., Class A	32,506
1,831	Heidrick & Struggles International, Inc.	54,802
2,998	Herley Industries, Inc.*	36,546
5,071	Herman Miller, Inc.	118,306
7,032	Hexcel Corp.*	157,376
3,205	Horizon Lines, Inc., Class A	33,813
4,186	Hub Group, Inc., Class A*	136,840
11,583	Hudson Highland Group, Inc.*	102,741
18,920	Huttig Building Products, Inc.*	48,246
4,185	ICT Group, Inc.*	45,742
5,134	IDEX Corp.	188,366
1,332	IHS, Inc., Class A*	87,979
1,474	II-VI, Inc.*	54,744
4,301	Industrial Distribution Group, Inc.*	51,354
5,848	Insituform Technologies, Inc., Class A*	98,948
3,076	Insteel Industries, Inc.	38,327
4,384	Integrated Electrical Services, Inc.*	73,344
5,236	Interface, Inc., Class A	67,230
4,628	Interline Brands, Inc.*	89,552
2,207	International Shipholding Corp.*	41,955
1,811	Kadant, Inc.*	47,231
3,872	Kaman Corp.	104,931
2,199	Kaydon Corp.	115,162
8,963	Kforce, Inc.*	73,765
1,690	KHD Humboldt Wedag International Ltd. (Canada)*	48,993
14,208	Kimball International, Inc., Class B	145,916
3,638	Kirby Corp.*	199,508
4,549	Knight Transportation, Inc.	77,288
8,009	Knoll, Inc.	104,277
5,265	Korn/Ferry International*	98,245
1,088	Ladish Co., Inc.*	32,705
3,280	Landstar System, Inc.	170,429
1,587	Lawson Products, Inc.	40,278
1,530	Layne Christensen Co.*	65,285
4,730	LECG Corp.*	49,145
3,545	LSI Industries, Inc.	38,853
4,127	Lydall, Inc.*	48,080
1,542	M&F Worldwide Corp.*	53,045
3,065	Mac-Gray Corp.*	30,160
5,363	Manitowoc (The) Co., Inc.	202,829
3,488	Marten Transport Ltd.*	56,854
3,527	McGrath Rentcorp	91,102
44,641	Mesa Air Group, Inc.*	29,463
1,664	Michael Baker Corp.*	35,044
551	Middleby (The) Corp.*	34,575
2,930	Miller Industries, Inc.*	33,050

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,801	Mine Safety Appliances Co.	$104,113
4,112	Mobile Mini, Inc.*	87,380
7,653	Monster Worldwide, Inc.*	186,197
5,143	Moog, Inc., Class A*	221,715
1,408	MTC Technologies, Inc.*	33,595
6,264	Navigant Consulting, Inc.*	126,032
6,524	Navios Maritime Holdings, Inc. (Greece)	71,699
5,070	NCI Building Systems, Inc.*	122,390
3,185	NN, Inc.	31,977
2,115	Nordson Corp.	124,848
1,189	Northwest Pipe Co.*	50,556
5,076	Old Dominion Freight Line, Inc.*	155,833
4,551	Orbital Sciences Corp.*	122,467
1,124	P.A.M. Transportation Services, Inc.*	16,006
7,045	Pacer International, Inc.	130,755
3,078	Park-Ohio Holdings Corp.*	51,341
1,970	Perini Corp.*	71,275
6,003	PGT, Inc.*	19,150
3,049	Pike Electric Corp.*	48,906
6,192	Pinnacle Airlines Corp.*	51,517
1,730	Polypore International, Inc.*	40,499
859	Powell Industries, Inc.*	36,138
1,769	Protection One, Inc.*	18,221
10,028	Quality Distribution, Inc.	34,095
3,978	Quanex Building Products Corp.*	67,626
9,076	Quanta Services, Inc.*	240,876
1,241	Raven Industries, Inc.	38,024
1,396	RBC Bearings, Inc.*	55,798
4,309	Regal-Beloit Corp.	159,821
5,682	Republic Airways Holdings, Inc.*	95,799
5,253	Resources Connection, Inc.	106,163
3,482	Robbins & Myers, Inc.	138,793
2,744	Rollins, Inc.	43,712
14,554	RSC Holdings, Inc.*	134,479
4,720	Rush Enterprises, Inc., Class A*	76,086
2,296	Rush Enterprises, Inc., Class B*	34,509
6,475	Saia, Inc.*	89,420
1,855	Schawk, Inc.	29,736
4,527	School Specialty, Inc.*	133,275
3,203	Seaspan Corp. (Hong Kong)	85,136
4,108	Simpson Manufacturing Co., Inc.	108,410
27,302	Spherion Corp.*	134,872
866	Standard Parking Corp.*	18,558
10,174	Standard Register (The) Co.	96,450
3,869	Standex International Corp.	81,559
720	Stanley, Inc.*	18,166
2,893	Stericycle, Inc.*	154,428
591	Sunpower Corp., Class A*	51,577
5,946	Superior Essex, Inc.*	176,775
3,554	Sypris Solutions, Inc.	14,891
2,788	TAL International Group, Inc.	67,497

See Notes to Financial Statements.

62

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,201	TBS International Ltd. , Class A (Bermuda)*	$48,256
6,758	Tecumseh Products Co., Class A*	211,728
1,567	Tecumseh Products Co., Class B*	43,077
3,171	Teledyne Technologies, Inc.*	186,233
4,526	TeleTech Holdings, Inc.*	103,781
1,834	Tennant Co.	62,594
7,964	Tetra Tech, Inc.*	168,279
2,026	Textainer Group Holdings Ltd.	34,645
5,085	Thermadyne Holdings Corp.*	65,342
1,418	Titan International, Inc.	50,523
3,460	Toro (The) Co.	146,669
1,740	TransDigm Group, Inc.*	66,068
5,372	TRC Cos., Inc.*	32,501
6,873	Tredegar Corp.	112,305
2,779	Trex Co., Inc.*	25,289
8,594	Trimas Corp.*	53,025
1,805	Triumph Group, Inc.	106,260
9,458	TrueBlue, Inc.*	120,400
5,028	UAP Holding Corp.	195,639
2,117	Ultrapetrol Bahamas Ltd.*	20,344
4,811	Universal Forest Products, Inc.	166,990
2,497	Universal Truckload Services, Inc.*	52,362
3,103	USA Truck, Inc.*	37,857
11,072	UTi Worldwide, Inc. (British Virgin Islands)	243,362
1,143	Valmont Industries, Inc.	112,540
4,237	Viad Corp.	133,296
8,123	Volt Information Sciences, Inc.*	108,361
10,831	Wabash National Corp.	90,764
3,004	Wabtec Corp.	128,812
2,085	Walter Industries, Inc.	144,616
5,993	Waste Connections, Inc.*	192,196
462	Waste Industries USA, Inc.	17,441
5,596	Waste Services, Inc.*	43,705
3,996	Watsco, Inc.	181,299
2,887	Watson Wyatt Worldwide, Inc., Class A	169,236
5,161	Watts Water Technologies, Inc., Class A	138,676
7,621	Westaff, Inc.*	15,242
1,947	Willis Lease Finance Corp.*	24,084
4,488	Woodward Governor Co.	157,663
7,780	Xerium Technologies, Inc.	13,148
		22,670,758
	Information Technology—15.4%
44,849	3Com Corp.*	107,189
3,735	ACI Worldwide, Inc.*	82,544
3,319	Actel Corp.*	54,697
14,759	Acxiom Corp.	174,599
24,826	Adaptec, Inc.*	69,265
11,387	ADC Telecommunications, Inc.*	159,646
7,915	ADTRAN, Inc.	187,269
3,902	Advanced Energy Industries, Inc.*	54,628

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,200	Agilysys, Inc.	$89,872
3,623	Akamai Technologies, Inc.*	129,595
2,118	Ansys, Inc.*	85,207
7,904	Applied Micro Circuits Corp.*	69,239
6,093	Ariba, Inc.*	72,324
19,834	Arris Group, Inc.*	160,655
6,683	ASE Test Ltd. (Taiwan, Republic of China)*	97,973
10,382	Asyst Technologies, Inc.*	37,168
1,140	Atheros Communications, Inc.*	30,347
2,542	ATMI, Inc.*	74,836
5,628	Avid Technology, Inc.*	117,456
7,033	Avocent Corp.*	137,214
12,519	Axcelis Technologies, Inc.*	67,603
80,887	BearingPoint, Inc.*	149,641
1,303	Bel Fuse, Inc., Class B	33,969
3,367	Black Box Corp.	100,101
27,144	Borland Software Corp.*	48,045
10,811	Brightpoint, Inc.*	99,029
16,687	Brocade Communications Systems, Inc.*	119,479
12,751	Brooks Automation, Inc.*	132,100
2,441	Cabot Microelectronics Corp.*	83,116
10,874	CDC Corp., Class A (Hong Kong)*	37,515
4,765	Checkpoint Systems, Inc.*	123,556
29,016	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan, Republic of China)*	85,887
23,562	Ciber, Inc.*	147,498
7,778	Cirrus Logic, Inc.*	55,613
9,410	CMGI, Inc.*	130,140
6,893	CNET Networks, Inc.*	53,421
2,063	Cogent, Inc.*	19,248
3,630	Cognex Corp.	91,476
6,594	Cognizant Technology Solutions Corp., Class A*	212,657
2,577	Cohu, Inc.	44,762
4,193	CommScope, Inc.*	199,377
1,667	Comtech Telecommunications Corp.*	64,563
1,261	Concur Technologies, Inc.*	41,790
111,123	Conexant Systems, Inc.*	55,006
2,273	CPI International, Inc.*	26,026
5,461	Cree, Inc.*	141,986
8,188	CSG Systems International, Inc.*	99,075
7,139	CTS Corp.	80,314
3,777	Cymer, Inc.*	98,164
9,839	Cypress Semiconductor Corp.*	276,672
1,978	Daktronics, Inc.	29,255
1,580	DealerTrack Holdings, Inc.*	30,399
3,567	Digi International, Inc.*	29,392
2,671	Digital River, Inc.*	87,742
1,859	Diodes, Inc.*	50,267
3,159	Dolby Laboratories, Inc., Class A*	126,834
4,542	DSP Group, Inc.*	59,636

See Notes to Financial Statements.

63

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,055	Dycom Industries, Inc.*	$173,351
23,545	EarthLink, Inc.*	214,965
3,256	Electro Scientific Industries, Inc.*	53,431
7,660	Electronics for Imaging, Inc.*	110,457
1,482	EMS Technologies, Inc.*	38,325
8,151	Emulex Corp.*	106,697
19,440	Entegris, Inc.*	146,578
4,218	Epicor Software Corp.*	33,744
3,336	EPIQ Systems, Inc.*	51,508
826	Equinix, Inc.*	74,687
3,024	Euronet Worldwide, Inc.*	53,464
5,228	Exar Corp.*	44,072
15,085	Extreme Networks, Inc.*	45,708
5,317	F5 Networks, Inc.*	120,324
1,326	Factset Research Systems, Inc.	79,600
5,538	Fair Isaac Corp.	137,176
3,306	FEI Co.*	72,302
3,667	FLIR Systems, Inc.*	125,888
5,128	FormFactor, Inc.*	98,817
1,152	Forrester Research, Inc.*	33,224
11,827	Foundry Networks, Inc.*	150,558
2,761	Gartner, Inc.*	63,282
2,363	Genpact Ltd.*	33,791
6,410	Gerber Scientific, Inc.*	59,421
8,489	Gevity HR, Inc.	57,895
10,288	Global Cash Access Holdings, Inc.*	63,580
4,291	Global Payments, Inc.	189,920
5,904	GTSI Corp.*	47,232
1,120	Heartland Payment Systems, Inc.	24,528
465	Hittite Microwave Corp.*	18,461
539	Hughes Communications, Inc.*	29,106
6,140	Hutchinson Technology, Inc.*	86,820
9,307	Hypercom Corp.*	39,741
2,750	i2 Technologies, Inc.*	28,875
7,698	Imation Corp.	180,441
2,664	Informatica Corp.*	42,517
9,005	InfoSpace, Inc.	108,600
6,517	infoUSA, Inc.	36,951
4,027	InterDigital, Inc.*	81,627
4,271	Intermec, Inc.*	90,204
2,813	Interwoven, Inc.*	31,674
50,404	Iomega Corp.*	193,047
13,602	Ipass, Inc.*	38,766
939	Itron, Inc.*	87,402
2,517	Ixia*	17,846
3,389	IXYS Corp.*	24,299
1,673	j2 Global Communications, Inc.*	35,802
5,870	Jack Henry & Associates, Inc.	154,264
2,966	JDA Software Group, Inc.*	56,057
14,635	JDS Uniphase Corp.*	209,427
4,799	Jupitermedia Corp.*	9,358

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,831	KEMET Corp.*	$84,782
13,114	Kulicke & Soffa Industries, Inc.*	86,421
9,221	L-1 Identity Solutions, Inc.*	132,875
24,551	Lattice Semiconductor Corp.*	83,228
10,291	Lawson Software, Inc.*	82,225
2,382	Littelfuse, Inc.*	87,562
4,005	Loral Space & Communications, Inc.*	86,468
4,932	Macrovision Corp.*	77,827
1,766	Manhattan Associates, Inc.*	45,934
2,752	ManTech International Corp., Class A*	131,463
4,313	Marchex, Inc., Class B	44,553
7,579	MasTec, Inc.*	62,072
5,788	Mattson Technology, Inc.*	28,072
2,010	MAXIMUS, Inc.	76,219
13,427	Mentor Graphics Corp.*	135,210
5,641	Mercury Computer Systems, Inc.*	45,241
11,607	Merix Corp.*	22,111
6,565	Methode Electronics, Inc.	71,165
5,197	Micrel, Inc.	51,035
3,710	MICROS Systems, Inc.*	132,262
4,299	Microsemi Corp.*	105,326
770	MicroStrategy, Inc., Class A*	68,322
5,101	MKS Instruments, Inc.*	116,558
39,531	MoneyGram International, Inc.	61,273
16,749	MPS Group, Inc.*	179,717
4,544	MSC.Software Corp.*	55,346
1,797	MTS Systems Corp.	61,781
1,205	Multi-Fineline Electronix, Inc.*	22,775
11,160	Nam Tai Electronics, Inc. (Hong Kong)	115,060
3,243	National Instruments Corp.	95,409
1,660	NAVTEQ Corp.*	123,189
4,784	Ness Technologies, Inc.*	43,391
1,622	Net 1 UEPS Technologies, Inc.*	38,020
2,216	NETGEAR, Inc.*	35,921
2,235	NeuStar, Inc., Class A*	61,485
5,865	Newport Corp.*	67,506
26,709	Novell, Inc.*	167,733
7,736	NU Horizons Electronics Corp.*	44,173
5,617	Nuance Communications, Inc.*	113,913
6,057	Omnivision Technologies, Inc.*	97,154
34,637	ON Semiconductor Corp.*	258,737
16,859	Openwave Systems, Inc.	36,078
2,038	Opnext, Inc.*	12,024
4,003	Orbotech Ltd. (Israel)*	70,253
2,378	OSI Systems, Inc.*	58,142
31,918	Palm, Inc.	183,848
8,962	Parametric Technology Corp.*	156,208
3,011	Park Electrochemical Corp.	81,598
3,157	PC Connection, Inc.*	23,583
12,812	Photronics, Inc.*	135,807
7,669	Planar Systems, Inc.*	17,485

See Notes to Financial Statements.

64

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,408	Plantronics, Inc.	$134,713
6,097	Plexus Corp.*	146,877
17,831	PMC - Sierra, Inc.*	138,547
7,173	Polycom, Inc.*	160,675
35,724	Powerwave Technologies, Inc.*	97,527
2,982	Progress Software Corp.*	90,146
11,852	QLogic Corp.*	189,158
849	Quality Systems, Inc.	27,270
38,494	Quantum Corp.*	67,365
4,057	Quest Software, Inc.*	54,039
5,477	Rackable Systems, Inc.*	60,247
4,501	Radisys Corp.*	42,444
3,080	Rambus, Inc.*	70,717
13,039	RealNetworks, Inc.*	80,320
4,442	Red Hat, Inc.*	91,372
1,686	Renaissance Learning, Inc.	23,705
46,841	RF Micro Devices, Inc.*	157,854
8,671	Richardson Electronics Ltd.	56,362
2,146	Rofin-Sinar Technologies, Inc.*	81,720
1,674	Rogers Corp.*	57,318
4,250	Rudolph Technologies, Inc.*	43,180
24,063	Safeguard Scientifics, Inc.*	38,501
592	Salesforce.com, Inc.*	39,504
3,976	Sapient Corp.*	28,309
4,167	ScanSource, Inc.*	104,050
5,859	Secure Computing Corp.*	38,787
6,327	Semtech Corp.*	102,750
1,492	SI International, Inc.*	34,226
8,064	Sigmatel, Inc.*	24,152
10,032	Silicon Image, Inc.*	59,891
2,451	Silicon Laboratories, Inc.*	82,770
19,463	Silicon Storage Technology, Inc.*	59,751
1,491	SINA Corp. (China)*	68,884
6,955	Sirf Technology Holdings, Inc.*	41,104
17,618	Skyworks Solutions, Inc.*	153,100
9,645	Smart Modular Technologies (WWH), Inc.*	58,159
1,769	Solera Holdings, Inc.*	45,658
4,405	SonicWALL, Inc.*	33,874
16,395	Sonus Networks, Inc.*	65,744
827	SPSS, Inc.*	34,932
4,493	SRA International, Inc., Class A*	118,031
2,172	Standard Microsystems Corp.*	64,400
4,972	Startek, Inc.*	46,886
2,297	STEC, Inc.*	21,086
1,218	Super Micro Computer, Inc.*	9,086
7,576	Sybase, Inc.*	222,885
18,003	Sycamore Networks, Inc.*	57,970
3,314	Sykes Enterprises, Inc.*	55,079
11,160	Symmetricom, Inc.*	47,876
5,242	Symyx Technologies, Inc.*	39,367
1,527	Synaptics, Inc.*	51,826

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,002	Syntel, Inc.	$33,176
5,849	Take-Two Interactive Software, Inc.*	153,478
4,021	Technitrol, Inc.	84,441
5,674	Tekelec*	83,521
7,781	Teradata Corp.*	165,657
1,544	Tessco Technologies, Inc.*	20,767
2,105	Tessera Technologies, Inc.*	42,605
9,930	THQ, Inc.*	211,310
19,247	TIBCO Software, Inc.*	147,624
3,053	TNS, Inc.*	70,219
5,464	Trimble Navigation Ltd.*	179,165
15,593	Triquint Semiconductor, Inc.*	102,758
4,913	TTM Technologies, Inc.*	65,392
7,564	United Online, Inc.	80,784
4,841	ValueClick, Inc.*	96,578
4,037	Varian Semiconductor Equipment Associates, Inc.*	147,875
2,823	Veeco Instruments, Inc.*	53,157
5,013	Verigy Ltd. (Singapore)*	107,128
3,240	Viasat, Inc.*	71,604
3,146	Vignette Corp.*	36,336
142	Vmware, Inc., Class A*	9,463
2,288	WebMD Health Corp., Class A*	71,729
1,933	Websense, Inc.*	37,597
23,554	Westell Technologies, Inc., Class A*	39,571
6,509	Wind River Systems, Inc.*	53,634
5,879	Wright Express Corp.*	194,007
1,120	Xyratex Ltd. (Bermuda)*	22,030
5,323	Zebra Technologies Corp., Class A*	195,620
1,964	Zones, Inc.*	16,890
6,404	Zoran Corp.*	84,277
		20,102,014
	Materials—5.1%
1,725	AEP Industries, Inc.*	48,697
2,186	AM Castle & Co.	67,569
1,930	AMCOL International Corp.	57,321
3,993	Arch Chemicals, Inc.	136,042
2,615	Brush Engineered Materials, Inc.*	81,091
7,960	Buckeye Technologies, Inc.*	68,695
5,135	Bway Holding Co.*	45,702
2,264	Calgon Carbon Corp.*	32,262
31,173	Caraustar Industries, Inc.*	43,330
1,228	Century Aluminum Co.*	85,088
1,434	CF Industries Holdings, Inc.	191,726
33,900	Chesapeake Corp.	148,482
1,519	Cleveland-Cliffs, Inc.	243,647
15,202	Coeur d'Alene Mines Corp.*	46,670
1,413	Compass Minerals International, Inc.	89,019
24,161	Constar International, Inc.*	70,792
764	Deltic Timber Corp.	40,301

See Notes to Financial Statements.

65

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,084	Eagle Materials, Inc.	$184,448
12,660	Esmark, Inc.*	211,295
12,874	Ferro Corp.	226,324
7,927	GenTek, Inc.*	246,212
31,667	Georgia Gulf Corp.	190,319
9,004	Glatfelter	131,368
7,447	H.B. Fuller Co.	171,877
1,455	Haynes International, Inc.*	91,156
16,713	Headwaters, Inc.*	191,030
3,504	Hecla Mining Co.*	35,951
3,294	Horsehead Holding Corp.*	46,182
4,478	ICO, Inc.*	33,272
2,669	Innophos Holdings, Inc.	47,802
3,967	Innospec, Inc.	80,887
969	Kaiser Aluminum Corp.	66,502
1,668	Koppers Holdings, Inc.	80,798
4,877	Material Sciences Corp.*	38,723
9,651	Mercer International, Inc.*	64,758
2,375	Minerals Technologies, Inc.	160,883
5,401	Myers Industries, Inc.	67,945
2,387	Neenah Paper, Inc.	54,853
1,268	NewMarket Corp.	82,331
3,357	NL Industries, Inc.	37,196
1,574	Olympic Steel, Inc.	80,589
2,006	OM Group, Inc.*	109,849
15,593	Omnova Solutions, Inc.*	53,172
1,580	Penford Corp.	34,697
27,323	PolyOne Corp.*	201,644
1,947	Quaker Chemical Corp.	60,357
5,364	Rock-Tenn Co., Class A	182,001
1,269	Royal Gold, Inc.	35,900
1,441	RTI International Metals, Inc.*	59,355
2,542	Schnitzer Steel Industries, Inc.	223,695
7,041	Schulman (A.), Inc.	149,269
3,847	Schweitzer-Mauduit International, Inc.	85,134
7,451	Sensient Technologies Corp.	221,816
9,509	Spartech Corp.	85,010
1,174	Stepan Co.	46,185
2,526	Stillwater Mining Co.*	35,819
3,295	Terra Industries, Inc.*	124,749
2,708	Texas Industries, Inc.	209,626
7,745	Titanium Metals Corp.	118,034
13,828	Tronox, Inc., Class A	44,250
16,175	Tronox, Inc., Class B	48,363
19,690	U.S. Concrete, Inc.*	64,977
8,675	W.R. Grace & Co.*	219,998
16,008	Wausau Paper Corp.	123,902
1,639	Zoltek Cos., Inc.*	43,712
		6,700,649

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Telecommunication Services—1.6%
6,359	Alaska Communications Systems Group, Inc.	$71,094
5,484	Arbinet-thexchange, Inc.	18,865
1,035	Atlantic Tele-Network, Inc.	32,220
5,752	Centennial Communications Corp.*	34,857
50,514	Cincinnati Bell, Inc.*	234,384
1,057	Clearwire Corp., Class A*	16,003
3,315	Consolidated Communications Holdings, Inc.	47,405
4,610	D&E Communications, Inc.	41,490
9,980	Fairpoint Communications, Inc.	91,916
35,724	FiberTower Corp.*	54,300
12,717	General Communication, Inc., Class A*	78,973
1,365	Global Crossing Ltd.*	22,823
1,594	Globalstar, Inc.*	5,165
3,784	IDT Corp.	12,487
21,878	IDT Corp., Class B	83,793
4,831	Iowa Telecommunications Services, Inc.	83,673
2,732	iPCS, Inc.	83,107
21,054	Kratos Defense & Security Solutions, Inc.*	35,371
8,520	MetroPCS Communications, Inc.*	167,332
872	Millicom International Cellular S.A. (Luxembourg)*	94,185
2,874	NTELOS Holdings Corp.	74,379
6,405	Premiere Global Services, Inc.*	93,001
977	Rural Cellular Corp., Class A*	43,418
2,806	SBA Communications Corp., Class A*	90,746
5,695	SureWest Communications	79,217
4,707	Syniverse Holdings, Inc.*	73,947
11,436	Time Warner Telecom, Inc., Class A*	224,145
13,891	USA Mobility, Inc.	99,182
6,939	Virgin Mobile USA, Inc., Class A*	28,797
		2,116,275
	Utilities—2.0%
2,390	American States Water Co.	83,698
62,572	Aquila, Inc.*	225,258
2,645	California Water Service Group	102,362
2,426	Central Vermont Public Service Corp.	56,526
4,815	CH Energy Group, Inc.	170,258
1,313	Chesapeake Utilities Corp.	39,049
8,492	El Paso Electric Co.*	191,664
6,842	Empire District Electric (The) Co.	142,519
767	EnergySouth, Inc.	41,456
1,667	ITC Holdings Corp.	92,985
5,667	Laclede Group (The), Inc.	214,325
3,869	MGE Energy, Inc.	134,603
1,765	Middlesex Water Co.	32,441
4,637	Northwest Natural Gas Co.	208,062
7,761	NorthWestern Corp.	192,628
577	Ormat Technologies, Inc.	28,446
5,184	Otter Tail Corp.	192,223

See Notes to Financial Statements.

66

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,430	SJW Corp.	$43,000
4,178	South Jersey Industries, Inc.	152,539
3,055	Southwest Water Co.	34,033
6,745	UIL Holdings Corp.	211,119
1,537	Unitil Corp.	41,192
		2,630,386
	Total Common Stocks and Other Equity Interests (Cost $143,111,493)	130,063,821
	Rights—0.0%
	Financials—0.0%
487	Winthrop Realty Trust, expiring 05/13/08*	39
	Money Market Fund—0.4%
468,491	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $468,491)	468,491
	Total Investments (Cost $143,579,984)—99.7%	130,532,351
	Other assets less liabilities—0.3%	411,526
	Net Assets—100.0%	$130,943,877

REIT Real Estate Investment Trust

*  Non-income producing security.

+  Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at April 30, 2008 represented 0.04% of the Fund's Net Assets. See Note 2A.

See Notes to Financial Statements.

67

Schedule of Investments

PowerShares FTSE RAFI Utilities Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—98.7%
	Electric - Generation—2.2%
13,974	AES (The) Corp.*	$242,589
	Electric - Integrated—78.0%
1,121	Allegheny Energy, Inc.	60,310
811	ALLETE, Inc.	33,875
2,612	Alliant Energy Corp.	98,394
5,697	Ameren Corp.	258,416
9,842	American Electric Power Co., Inc.	439,248
1,521	Avista Corp.	31,226
778	Black Hills Corp.	30,350
10,124	CenterPoint Energy, Inc.	154,087
1,227	Cleco Corp.	29,460
6,570	CMS Energy Corp.	95,791
7,497	Consolidated Edison, Inc.	311,875
2,296	Constellation Energy Group, Inc.	194,356
12,945	Dominion Resources, Inc.	561,683
1,579	DPL, Inc.	43,944
5,330	DTE Energy Co.	214,852
41,053	Duke Energy Corp.	751,680
5,546	Edison International	289,335
4,384	Energy East Corp.	99,955
2,816	Entergy Corp.	323,446
7,114	Exelon Corp.	608,104
5,651	FirstEnergy Corp.	427,442
5,736	FPL Group, Inc.	380,239
2,580	Great Plains Energy, Inc.	66,151
2,430	Hawaiian Electric Industries, Inc.	59,900
1,160	IDACORP, Inc.	37,630
1,464	Inetgrys Energy Group, Inc.	70,111
3,930	Northeast Utilities	103,438
2,628	NSTAR	84,648
5,770	Pepco Holdings, Inc.	143,731
8,336	PG&E Corp.	333,440
3,221	Pinnacle West Capital Corp.	109,321
3,704	PNM Resources, Inc.	53,671
1,770	Portland General Electric Co.	42,480
4,709	PPL Corp.	226,126
7,692	Progress Energy, Inc.	322,987
7,257	Public Service Enterprise Group, Inc.	318,655
2,786	Puget Energy, Inc.	75,807
2,922	SCANA Corp.	115,214
4,306	Sierra Pacific Resources	58,691
15,450	Southern Co.	575,203
5,977	TECO Energy, Inc.	95,692
1,228	Unisource Energy Corp.	38,363
2,361	Westar Energy, Inc.	54,752
2,173	Wisconsin Energy Corp.	103,131
12,224	Xcel Energy, Inc.	254,259
		8,781,469

Number of Shares		Value
	Common Stocks (Continued)
	Gas - Distribution—8.8%
1,633	AGL Resources, Inc.	$55,522
2,920	Atmos Energy Corp.	80,826
576	Energen Corp.	39,306
1,181	New Jersey Resources Corp.	37,615
1,520	Nicor, Inc.	53,382
10,776	NiSource, Inc.	192,890
1,503	Piedmont Natural Gas Co., Inc.	39,514
4,331	Sempra Energy	245,438
1,424	Southern Union Co.	36,483
1,291	Southwest Gas Corp.	37,271
2,603	UGI Corp.	67,678
1,934	Vectren Corp.	54,694
1,461	WGL Holdings, Inc.	47,921
		988,540
	Independent Power Producer—3.9%
6,533	Dynegy, Inc., Class A*	56,314
2,735	Mirant Corp.*	112,436
2,838	NRG Energy, Inc.*	124,730
5,824	Reliant Energy, Inc.*	149,910
		443,390
	Oil Companies-Exploration & Production—0.7%
1,225	Questar Corp.	75,987
	Pipelines—4.9%
731	Equitable Resources, Inc.	48,516
1,340	National Fuel Gas Co.	68,581
2,152	ONEOK, Inc.	103,554
5,556	Spectra Energy Corp.	137,233
5,524	Williams (The) Cos., Inc.	196,103
		553,987
	Water—0.2%
1,476	Aqua America, Inc.	27,203
Total Common Stocks `	(Cost $11,294,961)	11,113,165
	Money Market Fund—0.7%
79,843	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $79,843)	79,843
	Total Investments (Cost $11,374,804)—99.4%	11,193,008
	Other assets less liabilities—0.6%	65,882
	Net Assets—100.0%	$11,258,890

*  Non-income producing security.

See Notes to Financial Statements.

68

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Statements of Assets and Liabilities

PowerShares Exchange-Traded Funds

April 30, 2008

	PowerShares FTSE RAFI Basic Materials Sector Portfolio	PowerShares FTSE RAFI Consumer Goods Sector Portfolio	PowerShares FTSE RAFI Consumer Services Sector Portfolio	PowerShares FTSE RAFI Energy Sector Portfolio	PowerShares FTSE RAFI Financials Sector Portfolio
ASSETS:
Investments at value	$13,449,445	$4,895,012	$4,791,051	$23,407,827	$23,959,633
Cash	4,329	—	29,401	7,833	—
Receivables:
Dividends	19,369	4,428	1,448	2,922	20,942
Expense waivers due from Adviser	13,764	12,986	14,316	13,655	16,328
Investments sold	—	—	—	—	926,248
Total Assets	13,486,907	4,912,426	4,836,216	23,432,237	24,923,151
LIABILITIES:
Due to custodian	—	119,931	—	—	183,080
Payables:
Investments purchased	—	—	—	—	844,102
Accrued advisory fees	5,526	1,991	1,925	9,327	9,609
Accrued expenses	47,650	45,156	44,957	50,427	49,059
Total Liabilities	53,176	167,078	46,882	59,754	1,085,850
NET ASSETS	$13,433,731	$4,745,348	$4,789,334	$23,372,483	$23,837,301
NET ASSETS CONSIST OF:
Shares of beneficial interest	$12,832,892	$5,379,479	$5,670,736	$21,041,299	$28,501,054
Undistributed net investment income	36,722	—	5,372	7,392	49,792
Accumulated net realized loss on investments	(62,541)	(267,686)	(130,179)	(46,153)	(1,320,671)
Net unrealized appreciation (depreciation) of investments	626,658	(366,445)	(756,595)	2,369,945	(3,392,874)
Net Assets	$13,433,731	$4,745,348	$4,789,334	$23,372,483	$23,837,301
Shares outstanding (unlimited amount authorized, $0.01 par value)	200,000	100,000	100,000	300,000	600,000
Net asset value	$67.17	$47.45	$47.89	$77.91	$39.73
Investments at cost	$12,822,787	$5,261,457	$5,547,646	$21,037,882	$27,352,507

See Notes to Financial Statements.

70

	PowerShares FTSE RAFI Health Care Sector Portfolio	PowerShares FTSE RAFI Industrials Sector Portfolio	PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	PowerShares FTSE RAFI Utilities Sector Portfolio
ASSETS:
Investments at value	$14,381,066	$11,815,989	$10,701,315	$130,532,351	$11,193,008
Cash	—	—	—	409,457	88,300
Receivables:
Dividends	17,664	9,912	27,557	91,840	17,534
Expense waivers due from Adviser	12,630	17,860	13,362	32,694	12,219
Investments sold	—	—	16,682	—	—
Total Assets	14,411,360	11,843,761	10,758,916	131,066,342	11,311,061
LIABILITIES:
Due to custodian	127,568	241,026	152,569	—	—
Payables:
Investments purchased	—	—	—	—	—
Accrued advisory fees	5,842	5,732	4,226	51,409	4,570
Accrued expenses	47,517	45,409	45,891	71,056	47,601
Total Liabilities	180,927	292,167	202,686	122,465	52,171
NET ASSETS	$14,230,433	$11,551,594	$10,556,230	$130,943,877	$11,258,890
NET ASSETS CONSIST OF:
Shares of beneficial interest	$15,907,707	$13,394,654	$11,400,401	$147,746,272	$11,692,316
Undistributed net investment income	65,606	53,160	51,846	191,096	51,569
Accumulated net realized loss on investments	(222,673)	(442,316)	(69,487)	(3,945,858)	(303,199)
Net unrealized appreciation (depreciation) of investments	(1,520,207)	(1,453,904)	(826,530)	(13,047,633)	(181,796)
Net Assets	$14,230,433	$11,551,594	$10,556,230	$130,943,877	$11,258,890
Shares outstanding (unlimited amount authorized, $0.01 par value)	300,000	200,000	200,000	2,600,000	200,000
Net asset value	$47.43	$57.76	$52.78	$50.36	$56.29
Investments at cost	$15,901,273	$13,269,893	$11,527,845	$143,579,984	$11,374,804

71

Statements of Operations

Year Ended April 30, 2008

	PowerShares FTSE RAFI Basic Materials Sector Portfolio	PowerShares FTSE RAFI Consumer Goods Sector Portfolio	PowerShares FTSE RAFI Consumer Services Sector Portfolio	PowerShares FTSE RAFI Energy Sector Portfolio	PowerShares FTSE RAFI Financials Sector Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$400,741	$141,931	$110,907	$291,838	$497,956
Affiliated money market dividend income	2,593	3,660	1,402	1,259	1,787
Foreign withholding taxes	—	—	—	—	(159)
Total Income	403,334	145,591	112,309	293,097	499,584
EXPENSES:
Administration & Accounting fees	80,738	80,738	80,738	80,738	80,738
Advisory fees	79,846	30,018	40,006	108,172	81,878
Sub-licensing	15,969	6,004	8,001	21,634	16,376
Audit	15,848	15,848	15,848	15,848	15,848
Listing fee and expenses	13,977	13,742	13,626	13,810	13,608
Professional tax review	10,464	10,464	10,464	10,464	10,464
Offering costs	7,581	7,357	7,571	7,717	7,583
Custodian & transfer agent fees	6,309	6,309	6,309	6,309	6,309
Trustees	4,995	4,667	4,716	5,083	4,841
Printing	2,508	—	749	3,345	5,366
Legal	122	—	—	299	—
Registration & filings	—	—	—	—	—
Other expenses	1,153	744	523	865	749
Total Expenses	239,510	175,891	188,551	274,284	243,760
(Waivers) and/or Recapture	(120,144)	(126,504)	(124,973)	(115,126)	(121,548)
Net Expenses	119,366	49,387	63,578	159,158	122,212
Net Investment Income	283,968	96,204	48,731	133,939	377,372
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(62,541)	(227,280)	(100,839)	(15,998)	(1,297,718)
In-kind redemptions	4,394,923	1,596,904	379,386	3,531,767	456,542
Net realized gain (loss)	4,332,382	1,369,624	278,547	3,515,769	(841,176)
Net change in unrealized appreciation/(depreciation) on investments	(2,732,556)	(1,588,932)	(1,892,273)	248,164	(4,094,818)
Net realized and unrealized gain (loss) on investments	1,599,826	(219,308)	(1,613,726)	3,763,933	(4,935,994)
Net increase (decrease) in net assets resulting from operations	$1,883,794	$(123,104)	$(1,564,995)	$3,897,872	$(4,558,622)

See Notes to Financial Statements.

72

	PowerShares FTSE RAFI Health Care Sector Portfolio	PowerShares FTSE RAFI Industrials Sector Portfolio	PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	PowerShares FTSE RAFI Utilities Sector Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$325,871	$706,411	$241,609	$1,934,441	$291,052
Affiliated money market dividend income	3,859	2,579	2,257	13,185	768
Foreign withholding taxes	(250)	—	—	(6,052)	—
Total Income	329,480	708,990	243,866	1,941,574	291,820
EXPENSES:
Administration & Accounting fees	80,738	80,738	71,730	71,730	71,730
Advisory fees	74,613	192,460	73,521	597,258	49,783
Sub-licensing	14,923	38,492	14,704	119,452	9,957
Audit	15,848	15,848	15,848	15,848	15,848
Listing fee and expenses	13,887	14,347	13,759	15,542	13,796
Professional tax review	10,464	10,464	10,464	10,464	10,464
Offering costs	7,509	7,618	7,593	7,538	7,518
Custodian & transfer agent fees	6,309	6,466	6,418	9,126	6,309
Trustees	4,911	5,597	4,928	7,606	4,746
Printing	1,069	7,569	1,027	46,693	—
Legal	30	1,396	—	4,087	—
Registration & filings	—	—	—	1,633	—
Other expenses	1,006	1,879	779	3,938	843
Total Expenses	231,307	382,874	220,771	910,915	190,994
(Waivers) and/or Recapture	(119,340)	(105,804)	(110,248)	(67,215)	(113,780)
Net Expenses	111,967	277,070	110,523	843,700	77,214
Net Investment Income	217,513	431,920	133,343	1,097,874	214,606
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(175,625)	(412,458)	251	(3,573,232)	(296,440)
In-kind redemptions	1,187,433	3,757,304	702,763	2,654,356	1,522,292
Net realized gain (loss)	1,011,808	3,344,846	703,014	(918,876)	1,225,852
Net change in unrealized appreciation/(depreciation) on investments	(3,024,831)	(4,359,652)	(2,023,102)	(15,981,090)	(2,429,056)
Net realized and unrealized gain (loss) on investments	(2,013,023)	(1,014,806)	(1,320,088)	(16,899,966)	(1,203,204)
Net increase (decrease) in net assets resulting from operations	$(1,795,510)	$(582,886)	$(1,186,745)	$(15,802,092)	$(988,598)

73

Statements of Changes in Net Assets

	PowerShares FTSE RAFI Basic Materials Sector Portfolio		PowerShares FTSE RAFI Consumer Goods Sector Portfolio		PowerShares FTSE RAFI Consumer Services Sector Portfolio
	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
Net investment income	$283,968	$302,713	$96,204	$187,607	$48,731	$26,344
Net realized gain (loss) on investments	4,332,382	1,794,601	1,369,624	519,025	278,547	1,181,150
Net change in unrealized appreciation/(depreciation) of investments	(2,732,556)	3,359,214	(1,588,932)	1,222,487	(1,892,273)	1,135,678
Net increase (decrease) in net assets resulting from operations	1,883,794	5,456,528	(123,104)	1,929,119	(1,564,995)	2,343,172
Undistributed net investment income (loss) included in the price of units issued and redeemed	11,302	(71,185)	(53,332)	(23,621)	(5,881)	1,129
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(371,654)	(203,385)	(184,859)	(98,952)	(51,137)	(18,566)
Return of capital	—	—	(4,451)	—	—	—
Total distributions to shareholders	(371,654)	(203,385)	(189,310)	(98,952)	(51,137)	(18,566)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	26,294,459	42,703,830	15,327,128	29,685,007	21,159,141	30,486,275
Value of shares repurchased	(39,454,858)	(22,874,983)	(26,456,277)	(15,328,263)	(26,131,240)	(21,433,316)
Net income equalization	(11,302)	71,185	53,332	23,621	5,881	(1,129)
Net increase (decrease) in net assets resulting from shares transactions	(13,171,701)	19,900,032	(11,075,817)	14,380,365	(4,966,218)	9,051,830
Increase (Decrease) in Net Assets	(11,648,259)	25,081,990	(11,441,563)	16,186,911	(6,588,231)	11,377,565
NET ASSETS:
Beginning of period	25,081,990	—	16,186,911	—	11,377,565	—
End of period	$13,433,731	$25,081,990	$4,745,348	$16,186,911	$4,789,334	$11,377,565
Undistributed net investment income at end of period	$36,722	$100,998	$—	$88,655	$5,372	$7,778
CHANGES IN SHARES OUTSTANDING:
Shares sold	400,000	800,000	300,000	600,000	400,000	600,000
Shares repurchased	(600,000)	(400,000)	(500,000)	(300,000)	(500,000)	(400,000)
Shares outstanding, beginning of period	400,000	—	300,000	—	200,000	—
Shares outstanding, end of period	200,000	400,000	100,000	300,000	100,000	200,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

74

	PowerShares FTSE RAFI Energy Sector Portfolio		PowerShares FTSE RAFI Financials Sector Portfolio
	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
Net investment income	$133,939	$107,604	$377,372	$143,324
Net realized gain (loss) on investments	3,515,769	3,367,103	(841,176)	807,406
Net change in unrealized appreciation/(depreciation) of investments	248,164	2,121,781	(4,094,818)	701,944
Net increase (decrease) in net assets resulting from operations	3,897,872	5,596,488	(4,558,622)	1,652,674
Undistributed net investment income (loss) included in the price of units issued and redeemed	5,134	(15,535)	8,951	(25,026)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(140,976)	(93,175)	(387,102)	(83,164)
Return of capital	—	—	—	—
Total distributions to shareholders	(140,976)	(93,175)	(387,102)	(83,164)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	42,355,170	47,515,291	23,447,399	41,076,550
Value of shares repurchased	(41,527,090)	(34,231,097)	(10,983,334)	(26,327,100)
Net income equalization	(5,134)	15,535	(8,951)	25,026
Net increase (decrease) in net assets resulting from shares transactions	822,946	13,299,729	12,455,114	14,774,476
Increase (Decrease) in Net Assets	4,584,976	18,787,507	7,518,341	16,318,960
NET ASSETS:
Beginning of period	18,787,507	—	16,318,960	—
End of period	$23,372,483	$18,787,507	$23,837,301	$16,318,960
Undistributed net investment income at end of period	$7,392	$14,429	$49,792	$60,071
CHANGES IN SHARES OUTSTANDING:
Shares sold	600,000	900,000	500,000	800,000
Shares repurchased	(600,000)	(600,000)	(200,000)	(500,000)
Shares outstanding, beginning of period	300,000	—	300,000	—
Shares outstanding, end of period	300,000	300,000	600,000	300,000

75

Statements of Changes in Net Assets (Continued)

	PowerShares FTSE RAFI Health Care Sector Portfolio		PowerShares FTSE RAFI Industrials Sector Portfolio		PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio
	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
OPERATIONS:
Net investment income	$217,513	$204,380	$431,920	$214,250	$133,343	$133,344
Net realized gain (loss) on investments	1,011,808	524,455	3,344,846	2,066,518	703,014	1,535,580
Net change in unrealized appreciation/(depreciation) of investments	(3,024,831)	1,504,624	(4,359,652)	2,905,748	(2,023,102)	1,196,572
Net increase (decrease) in net assets resulting from operations	(1,795,510)	2,233,459	(582,886)	5,186,516	(1,186,745)	2,865,496
Undistributed net investment income (loss) included in the price of units issued and redeemed	(6,792)	(4,231)	(60,308)	8,755	(16,374)	(11,299)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(167,854)	(188,595)	(385,729)	(208,432)	(116,397)	(98,444)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(167,854)	(188,595)	(385,729)	(208,432)	(116,397)	(98,444)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	16,273,363	45,224,207	49,593,398	68,623,129	23,577,926	41,066,412
Value of shares repurchased	(21,982,352)	(25,366,285)	(78,001,088)	(32,673,314)	(28,666,754)	(26,885,264)
Net income equalization	6,792	4,231	60,308	(8,755)	16,374	11,299
Net increase (decrease) in net assets resulting from shares transactions	(5,702,197)	19,862,153	(28,347,382)	35,941,060	(5,072,454)	14,192,447
Increase (Decrease) in Net Assets	(7,672,353)	21,902,786	(29,376,305)	40,927,899	(6,391,970)	16,948,200
NET ASSETS:
Beginning of period	21,902,786	—	40,927,899	—	16,948,200	—
End of period	$14,230,433	$21,902,786	$11,551,594	$40,927,899	$10,556,230	$16,948,200
Undistributed net investment income at end of period	$65,606	$15,785	$53,160	$5,984	$51,846	$34,900
CHANGES IN SHARES OUTSTANDING:
Shares sold	300,000	900,000	800,000	1,300,000	400,000	800,000
Shares repurchased	(400,000)	(500,000)	(1,300,000)	(600,000)	(500,000)	(500,000)
Shares outstanding, beginning of period	400,000	—	700,000	—	300,000	—
Shares outstanding, end of period	300,000	400,000	200,000	700,000	200,000	300,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

76

	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio		PowerShares FTSE RAFI Utilities Sector Portfolio
	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
OPERATIONS:
Net investment income	$1,097,874	$220,625	$214,606	$300,932
Net realized gain (loss) on investments	(918,876)	1,884,437	1,225,852	1,460,332
Net change in unrealized appreciation/(depreciation) of investments	(15,981,090)	2,933,457	(2,429,056)	2,247,260
Net increase (decrease) in net assets resulting from operations	(15,802,092)	5,038,519	(988,598)	4,008,524
Undistributed net investment income (loss) included in the price of units issued and redeemed	190,881	40,491	(34,736)	(61,710)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,013,277)	(107,528)	(255,837)	(208,132)
Return of capital	—	—	—	—
Total distributions to shareholders	(1,013,277)	(107,528)	(255,837)	(208,132)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	100,097,511	102,455,043	11,731,584	47,129,478
Value of shares repurchased	(38,018,141)	(21,706,158)	(17,566,526)	(32,591,603)
Net income equalization	(190,881)	(40,491)	34,736	61,710
Net increase (decrease) in net assets resulting from shares transactions	61,888,489	80,708,394	(5,800,206)	14,599,585
Increase (Decrease) in Net Assets	45,264,001	85,679,876	(7,079,377)	18,338,267
NET ASSETS:
Beginning of period	85,679,876	—	18,338,267	—
End of period	$130,943,877	$85,679,876	$11,258,890	$18,338,267
Undistributed net investment income at end of period	$191,096	$111,680	$51,569	$92,800
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,800,000	1,900,000	200,000	900,000
Shares repurchased	(700,000)	(400,000)	(300,000)	(600,000)
Shares outstanding, beginning of period	1,500,000	—	300,000	—
Shares outstanding, end of period	2,600,000	1,500,000	200,000	300,000

77

Financial Highlights

PowerShares FTSE RAFI Basic Materials Sector Portfolio

	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$62.70	$50.27
Net investment income**	1.12	0.78
Net realized and unrealized gain on investments	4.80	12.31
Total from operations	5.92	13.09
Distributions to shareholders from:
Net investment income	(1.45)	(0.66)
Net asset value at end of period	$67.17	$62.70
TOTAL RETURN***	9.50%	26.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$13,434	$25,082
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.75%	0.76%†
Expenses, prior to Waivers and/or Recapture	1.50%	1.18%†
Net investment income, after Waivers and/or Recapture	1.78%	2.23%†
Portfolio turnover rate ††	19%	15%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.05	$(0.18)

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$53.96	$49.03
Net investment income**	0.83	0.54
Net realized and unrealized gain (loss) on investments	(5.45)	4.72
Total from operations	(4.62)	5.26
Distributions to shareholders from:
Net investment income	(1.89)	(0.33)
Return of capital	— (a)	—
Total distributions	(1.89)	(0.33)
Net asset value at end of period	$47.45	$53.96
TOTAL RETURN***	(8.80)%	10.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$4,745	$16,187
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.82%	0.76%†
Expenses, prior to Waivers and/or Recapture	2.93%	1.27%†
Net investment income, after Waivers and/or Recapture	1.60%	1.67%†
Portfolio turnover rate ††	20%	1%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.46)	$(0.07)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

78

Financial Highlights (Continued)

PowerShares FTSE RAFI Consumer Services Sector Portfolio

	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$56.89	$50.53
Net investment income**	0.32	0.10
Net realized and unrealized gain (loss) on investments	(9.02)	6.35
Total from operations	(8.70)	6.45
Distributions to shareholders from:
Net investment income	(0.30)	(0.09)
Net asset value at end of period	$47.89	$56.89
TOTAL RETURN***	(15.32)%	12.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$4,789	$11,378
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.79%	0.77	%†
Expenses, prior to Waivers and/or Recapture	2.36%	1.40	%†
Net investment income, after Waivers and/or Recapture	0.61%	0.28	%†
Portfolio turnover rate ††	16%	4%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.04)	$—	(a)

PowerShares FTSE RAFI Energy Sector Portfolio

	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$62.63	$49.16
Net investment income**	0.45	0.23
Net realized and unrealized gain on investments	15.30	13.45
Total from operations	15.75	13.68
Distributions to shareholders from:
Net investment income	(0.47)	(0.21)
Net asset value at end of period	$77.91	$62.63
TOTAL RETURN***	25.22%	27.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$23,372	$18,788
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.74%	0.74%†
Expenses, prior to Waivers and/or Recapture	1.27%	1.09%†
Net investment income, after Waivers and/or Recapture	0.62%	0.66%†
Portfolio turnover rate ††	2%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$(0.03)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

79

Financial Highlights (Continued)

PowerShares FTSE RAFI Financials Sector Portfolio

	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$54.40	$50.47
Net investment income**	1.00	0.52
Net realized and unrealized gain (loss) on investments	(14.55)	3.83
Total from operations	(13.55)	4.35
Distributions to shareholders from:
Net investment income	(1.12)	(0.42)
Net asset value at end of period	$39.73	$54.40
TOTAL RETURN***	(25.22)%	8.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$23,837	$16,319
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.75%	0.78%†
Expenses, prior to Waivers and/or Recapture	1.49%	1.44%†
Net investment income, after Waivers and/or Recapture	2.30%	1.65%†
Portfolio turnover rate ††	46%	10%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$(0.09)

PowerShares FTSE RAFI Health Care Sector Portfolio

	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$54.76	$50.44
Net investment income**	0.74	0.42
Net realized and unrealized gain (loss) on investments	(7.41)	4.28
Total from operations	(6.67)	4.70
Distributions to shareholders from:
Net investment income	(0.66)	(0.38)
Net asset value at end of period	$47.43	$54.76
TOTAL RETURN***	(12.32)%	9.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,230	$21,903
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.75%	0.75%†
Expenses, prior to Waivers and/or Recapture	1.55%	1.11%†
Net investment income, after Waivers and/or Recapture	1.46%	1.33%†
Portfolio turnover rate ††	12%	5%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.02)	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

80

Financial Highlights (Continued)

PowerShares FTSE RAFI Industrials Sector Portfolio

	Year Ended April 30, 2008		For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$58.47		$50.27
Net investment income**	0.66		0.36
Net realized and unrealized gain (loss) on investments	(0.65)		8.17
Total from operations	0.01		8.53
Distributions to shareholders from:
Net investment income	(0.72)		(0.33)
Net asset value at end of period	$57.76		$58.47
TOTAL RETURN***	—	%(a)	17.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,552		$40,928
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.72%		0.73	%†
Expenses, prior to Waivers and/or Recapture	0.99%		1.00	%†
Net investment income, after Waivers and/or Recapture	1.12%		1.05	%†
Portfolio turnover rate ††	17%		3%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.09)		$0.02

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$56.49	$50.60
Net investment income**	0.51	0.32
Net realized and unrealized gain (loss) on investments	(3.74)	5.82
Total from operations	(3.23)	6.14
Distributions to shareholders from:
Net investment income	(0.48)	(0.25)
Net asset value at end of period	$52.78	$56.49
TOTAL RETURN***	(5.79)%	12.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$10,556	$16,948
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.75%	0.75%†
Expenses, prior to Waivers and/or Recapture	1.50%	1.17%†
Net investment income, after Waivers and/or Recapture	0.91%	0.97%†
Portfolio turnover rate ††	12%	4%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.06)	$(0.03)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than 0.005%.

See Notes to Financial Statements.

81

Financial Highlights (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$57.12	$50.52
Net investment income**	0.50	0.27
Net realized and unrealized gain (loss) on investments	(6.81)	6.50
Total from operations	(6.31)	6.77
Distributions to shareholders from:
Net investment income	(0.45)	(0.17)
Net asset value at end of period	$50.36	$57.12
TOTAL RETURN***	(11.10)%	13.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$130,944	$85,680
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.71%	0.73	%†
Expenses, prior to Waivers and/or Recapture	0.76%	0.92	%†
Net investment income, after Waivers and/or Recapture	0.92%	0.83	%†
Portfolio turnover rate ††	42%	9%
Undistributed net investment income included in price of units issued and redeemed**#	$0.09	$0.05

PowerShares FTSE RAFI Utilities Sector Portfolio

	Year Ended April 30, 2008	For the Period September 20, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$61.13	$49.93
Net investment income**	1.21	0.78
Net realized and unrealized gain (loss) on investments	(4.47)	11.07
Total from operations	(3.26)	11.85
Distributions to shareholders from:
Net investment income	(1.58)	(0.65)
Net asset value at end of period	$56.29	$61.13
TOTAL RETURN***	(5.41)%	23.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,259	$18,338
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.78%	0.75	%†
Expenses, prior to Waivers and/or Recapture	1.92%	1.19	%†
Net investment income, after Waivers and/or Recapture	2.16%	2.32	%†
Portfolio turnover rate ††	16%	0	%(a)
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.20)	$(0.16)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than 1%.

See Notes to Financial Statements.

82

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of period end, the Trust offers seventy-three portfolios. This report includes the following portfolios:

PowerShares FTSE RAFI Basic Materials Sector Portfolio	"FTSE RAFI Basic Materials Sector Portfolio"

PowerShares FTSE RAFI Consumer Goods Sector Portfolio	"FTSE RAFI Consumer Goods Sector Portfolio"

PowerShares FTSE RAFI Consumer Services Sector Portfolio	"FTSE RAFI Consumer Services Sector Portfolio"

PowerShares FTSE RAFI Energy Sector Portfolio	"FTSE RAFI Energy Sector Portfolio"

PowerShares FTSE RAFI Financials Sector Portfolio	"FTSE RAFI Financials Sector Portfolio"

PowerShares FTSE RAFI Health Care Sector Portfolio	"FTSE RAFI Health Care Sector Portfolio"

PowerShares FTSE RAFI Industrials Sector Portfolio	"FTSE RAFI Industrials Sector Portfolio"

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	"FTSE RAFI Telecommunications & Technology Sector Portfolio"

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	"FTSE RAFI US 1500 Small-Mid Portfolio"

PowerShares FTSE RAFI Utilities Sector Portfolio	"FTSE RAFI Utilities Sector Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's shares are listed and traded on the NASDAQ.

The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
FTSE RAFI Basic Materials Sector Portfolio	FTSE RAFI Basic Materials Sector Index

FTSE RAFI Consumer Goods Sector Portfolio	FTSE RAFI Consumer Goods Sector Index

FTSE RAFI Consumer Services Sector Portfolio	FTSE RAFI Consumer Services Sector Index

FTSE RAFI Energy Sector Portfolio	FTSE RAFI Oil & Gas Index

FTSE RAFI Financials Sector Portfolio	FTSE RAFI Financials Sector Index

FTSE RAFI Health Care Sector Portfolio	FTSE RAFI Health Care Sector Index

83

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Fund	Index
FTSE RAFI Industrials Sector Portfolio	FTSE RAFI Industrials Sector Index

FTSE RAFI Telecommunications & Technology Sector Portfolio	FTSE RAFI Telecommunications & Technology Sector Index

FTSE RAFI US 1500 Small-Mid Portfolio	FTSE RAFI US 1500 Small-Mid Index

FTSE RAFI Utilities Sector Portfolio	FTSE RAFI Utilities Sector Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options if no closing price is available are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on

84

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. Other Risk

The Funds may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of the investments may tend to rise and fall more rapidly.

When investing in securities of a limited number of companies, each investment has a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company adjustments, if any.

The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

85

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with Invesco Powershares Capital Management LLC (formerly Powershares Capital Management LLC) (the "Adviser") such that the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay an annual fee of 0.50% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement ("Excess Expense Agreement") with the Trust, under which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and

86

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as 'Waivers and/or Recapture'.

During the year ended April 30, 2008, the amount of 'Waivers and/or Recapture' was as follows:

(Waivers) and/or Recapture
FTSE RAFI Basic Materials Portfolio	$(120,144)
FTSE RAFI Consumer Goods Sector Portfolio	(126,504)
FTSE RAFI Consumer Services Sector Portfolio	(124,973)
FTSE RAFI Energy Sector Portfolio	(115,126)
FTSE RAFI Financials Sector Portfolio	(121,548)
FTSE RAFI Health Care Sector Portfolio	(119,340)
FTSE RAFI Industrials Sector Portfolio	(105,804)
FTSE RAFI Telecommunications & Technology Sector Portfolio	(110,248)
FTSE RAFI US 1500 Small-Mid Portfolio	(67,215)
FTSE RAFI Utilities Sector Portfolio	(113,780)

The net amounts of Waivers and/or Recapture are also shown on the Statements of Operations.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2008 are as follows:

	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amount	04/30/09	04/30/10	04/30/11
FTSE RAFI Basic Materials Sector Portfolio	$176,132	$—	$54,342	$121,790
FTSE RAFI Consumer Goods Sector Portfolio	183,663	—	55,817	127,846
FTSE RAFI Consumer Services Sector Portfolio	182,883	—	56,594	126,289
FTSE RAFI Energy Sector Portfolio	172,075	—	55,622	116,453
FTSE RAFI Financials Sector Portfolio	178,540	—	55,661	122,879
FTSE RAFI Health Care Sector Portfolio	175,996	—	55,339	120,657
FTSE RAFI Industrials Sector Portfolio	160,058	—	52,893	107,165
FTSE RAFI Telecommunications & Technology Sector Portfolio	167,179	—	53,976	113,203
FTSE RAFI US 1500 Small-Mid Portfolio	118,482	—	48,198	70,284
FTSE RAFI Utilities Sector Portfolio	170,786	—	54,046	116,740

87

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Distribution Agreement

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (formerly A I M Distributors, Inc.) (the "Distributor") which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

Licensing Fee Agreement

The Adviser has entered into a licensing agreement for each Fund with the FTSE International Ltd. (the "Licensor").

The above trademark is owned by the respective Licensor. This trademark has been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Bank of New York, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Federal Income Tax

At April 30, 2008, costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year were as follows:

FTSE RAFI Basic Materials Sector Portfolio	$12,830,764
FTSE RAFI Consumer Goods Sector Portfolio	5,277,203
FTSE RAFI Consumer Services Sector Portfolio	5,550,334
FTSE RAFI Energy Sector Portfolio	21,038,087
FTSE RAFI Financials Sector Portfolio	27,598,433
FTSE RAFI Health Care Sector Portfolio	15,936,493
FTSE RAFI Industrials Sector Portfolio	13,270,768
FTSE RAFI Telecommunications & Technology Sector Portfolio	11,529,750
FTSE RAFI US 1500 Small Mid-Cap Portfolio	144,826,039
FTSE RAFI Utilities Sector Portfolio	11,374,804

88

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

At April 30, 2008, the components of accumulated earnings/loss on a tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
FTSE RAFI Basic Materials Sector Portfolio	$36,722	$(54,564)	$618,681	$1,554,979	$(936,298)	$600,839
FTSE RAFI Consumer Goods Sector Portfolio	—	(77,599)	(382,191)	74,402	(456,593)	(459,790)
FTSE RAFI Consumer Services Sector Portfolio	5,372	(24,830)	(759,283)	117,435	(876,718)	(778,741)
FTSE RAFI Energy Sector Portfolio	7,392	(26,908)	2,369,740	3,136,125	(766,385)	2,350,224
FTSE RAFI Financials Sector Portfolio	49,792	(171,176)	(3,638,800)	245,871	(3,884,671)	(3,760,184)
FTSE RAFI Health Care Sector Portfolio	65,606	(124,698)	(1,555,427)	545,050	(2,100,477)	(1,614,519)
FTSE RAFI Industrials Sector Portfolio	53,160	(181,254)	(1,454,779)	313,531	(1,768,310)	(1,582,873)
FTSE RAFI Telecommunications & Technology Sector Portfolio	51,846	(37,282)	(828,435)	350,811	(1,179,246)	(813,871)
FTSE RAFI US 1500 Small Mid-Cap Portfolio	193,377	(139,346)	(14,293,688)	7,875,725	(22,169,413)	(14,239,657)
FTSE RAFI Utilities Sector Portfolio	51,569	(64,318)	(181,796)	323,899	(505,695)	(194,545)

Distributions to Shareholders:

The tax character of distributions paid was as follows:

	Year ended April 30, 2008	Period ended April 30, 2007
	Distributions paid from Ordinary Income	Distributions paid from Ordinary Income
FTSE RAFI Basic Materials Sector Portfolio	$371,654	$203,385
FTSE RAFI Consumer Goods Sector Portfolio	184,859	98,952
FTSE RAFI Consumer Services Sector Portfolio	51,137	18,566
FTSE RAFI Energy Sector Portfolio	140,976	93,175
FTSE RAFI Financials Sector Portfolio	387,102	83,164
FTSE RAFI Health Care Sector Portfolio	167,854	188,595
FTSE RAFI Industrials Sector Portfolio	385,729	208,432
FTSE RAFI Telecommunications & Technology Sector Portfolio	116,397	98,444
FTSE RAFI US 1500 Small Mid-Cap Portfolio	1,013,277	107,528
FTSE RAFI Utilities Sector Portfolio	255,837	208,132
	Year ended April 30, 2008	Period ended April 30, 2007
	Distributions paid from Return of Capital	Distributions paid from Return of Capital
FTSE RAFI Consumer Goods Sector Portfolio	$4,451	$—

89

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

At April 30, 2008, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of the capital loss carryforwards by any one fund may be limited by federal tax rules. These rules limit the use of the carryforwards when there has been a greater than fifty percent change in ownership of a fund.

	Year of Expiration		Total
	2015	2016	Amount
FTSE RAFI Basic Materials Sector Portfolio	$—	$54,564	$54,564
FTSE RAFI Consumer Goods Sector Portfolio	—	77,599	77,599
FTSE RAFI Consumer Services Sector Portfolio	9,952	14,878	24,830
FTSE RAFI Energy Sector Portfolio	—	26,908	26,908
FTSE RAFI Financials Sector Portfolio	4,934	166,242	171,176
FTSE RAFI Health Care Sector Portfolio	—	124,698	124,698
FTSE RAFI Industrials Sector Portfolio	—	181,254	181,254
FTSE RAFI Telecommunications & Technology Sector Portfolio	9	37,273	37,282
FTSE RAFI US 1500 Small Mid-Cap Portfolio	5,818	133,528	139,346
FTSE RAFI Utilities Sector Portfolio	—	64,318	64,318

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

During the year ended April 30, 2008, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
FTSE RAFI Consumer Goods Sector Portfolio	$174,341
FTSE RAFI Consumer Services Sector Portfolio	102,661
FTSE RAFI Energy Sector Portfolio	19,040
FTSE RAFI Financials Sector Portfolio	903,569
FTSE RAFI Health Care Sector Portfolio	62,755
FTSE RAFI Industrials Sector Portfolio	260,187
FTSE RAFI Telecommunications & Technology Sector Portfolio	30,300
FTSE RAFI US 1500 Small Mid-Cap Portfolio	2,562,738
FTSE RAFI Utilities Sector Portfolio	238,881

In order to present shares of beneficial interest and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to shares of beneficial interest, undistributed net investment income or loss and net realized gains or losses on investments. These differences are primarily due to redemptions in-kind, investments in

90

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

partnerships, wash sales, book equalization, and net operating losses, if any. These adjustments have no effect on net assets. For the year ended April 30, 2008, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Loss	Shares of Beneficial Interest
FTSE RAFI Basic Materials Sector Portfolio	$12,108	$(4,418,333)	$4,406,225
FTSE RAFI Consumer Goods Sector Portfolio	57,783	(1,587,157)	1,529,374
FTSE RAFI Consumer Services Sector Portfolio	5,881	(379,386)	373,505
FTSE RAFI Energy Sector Portfolio	(5,134)	(3,531,767)	3,536,901
FTSE RAFI Financials Sector Portfolio	(9,500)	(455,926)	465,426
FTSE RAFI Health Care Sector Portfolio	6,954	(1,186,238)	1,179,284
FTSE RAFI Industrials Sector Portfolio	61,293	(3,746,975)	3,685,682
FTSE RAFI Telecommunications & Technology Sector Portfolio	16,374	(702,464)	686,090
FTSE RAFI US 1500 Small Mid-Cap Portfolio	(196,062)	(2,599,526)	2,795,588
FTSE RAFI Utilities Sector Portfolio	34,736	(1,522,292)	1,487,556

Note 5. Investment Transactions

For the period ended April 30, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
FTSE RAFI Basic Materials Sector Portfolio	$3,093,525	$3,566,535
FTSE RAFI Consumer Goods Sector Portfolio	1,322,831	1,219,223
FTSE RAFI Consumer Services Sector Portfolio	1,259,744	1,507,895
FTSE RAFI Energy Sector Portfolio	397,392	1,583,730
FTSE RAFI Financials Sector Portfolio	7,719,917	8,540,875
FTSE RAFI Health Care Sector Portfolio	1,799,776	4,526,378
FTSE RAFI Industrials Sector Portfolio	6,793,214	7,405,024
FTSE RAFI Telecommunications & Technology Sector Portfolio	1,864,803	1,836,863
FTSE RAFI US 1500 Small-Mid Portfolio	49,486,888	56,417,075
FTSE RAFI Utilities Sector Portfolio	1,601,295	2,893,952

For the period ended April 30, 2008, in-kind transactions were as follows:

	Securities Received	Securities Delivered
FTSE RAFI Basic Materials Sector Portfolio	7,728,919	20,076,476
FTSE RAFI Consumer Goods Sector Portfolio	5,485,817	16,724,861
FTSE RAFI Consumer Services Sector Portfolio	10,699,073	15,435,773
FTSE RAFI Energy Sector Portfolio	20,204,836	18,303,779
FTSE RAFI Financials Sector Portfolio	18,225,557	4,695,974
FTSE RAFI Health Care Sector Portfolio	6,969,804	9,881,654
FTSE RAFI Industrials Sector Portfolio	39,093,817	66,459,893
FTSE RAFI Telecommunications & Technology Sector Portfolio	6,386,155	11,491,990
FTSE RAFI US 1500 Small-Mid Portfolio	91,724,934	22,867,226
FTSE RAFI Utilities Sector Portfolio	7,589,318	12,210,689

Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

91

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Note 6. Trustees' Fees

The Funds compensate each Trustee on behalf of the Trust who is not an employee of the Trust or its affiliates. Interested Trustees and Officers of the Trust do not receive any Trustees' fees.

The Trust (has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferred Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the participating trustee is valued as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value selected increases with contributions or with increases in the value of the shares selected, and the value decreases with withdrawals or with declines in the value of the shares selected.

Note 7. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only authorized participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not be eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 8. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 9. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has assessed the application of FAS 157 to the Funds and has determined that the adoption of FAS 157 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

92

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2008, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 30, 2008

93

Supplemental Information

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

	Qualified dividend income	Dividends-received deduction
FTSE RAFI Basic Materials Sector Portfolio	100%	100%
FTSE RAFI Consumer Goods Sector Portfolio	100%	100%
FTSE RAFI Consumer Services Sector Portfolio	100%	100%
FTSE RAFI Energy Sector Portfolio	100%	100%
FTSE RAFI Financials Sector Portfolio	100%	100%
FTSE RAFI Health Care Sector Portfolio	100%	100%
FTSE RAFI Industrials Sector Portfolio	100%	100%
FTSE RAFI Telecommunications & Technology Sector Portfolio	100%	100%
FTSE RAFI US 1500 Small Mid-Cap Portfolio	100%	100%
FTSE RAFI Utilities Sector Portfolio	100%	100%

94

Supplemental Information (Continued)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser ("Independent Trustees") and the Trustee who is affiliated with the Adviser ("Management Trustee") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (b. 1958) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	104	None

Marc M. Kole (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President and Controller, Priority Health (September 2005-April 2008); formerly, Interim CFO, Priority Health (July 2006-April 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); formerly Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	104	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

95

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (b. 1963) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Partner, Bell, Boyd & Lloyd LLP (1989-Present)	104	None

Philip M. Nussbaum (b. 1961) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002-August 2003); formerly Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	104	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

96

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Donald H. Wilson (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President, Chief Operating Officer and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (August 2007-Present), formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006-August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995- February 2006)	104	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

97

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (b.1963)** Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); formerly Manager, Nuveen Investments (April 1998-August 2002)	104	None

Availability of Additional Information About Funds' Trustees

The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

98

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (b. 1954) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and Treasurer Since 2006 Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (b. 1965) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

99

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 18, 2008, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 70 series (the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares FTSE RAFI Basic Materials Sector Portfolio

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

PowerShares FTSE RAFI Consumer Services Sector Portfolio

PowerShares FTSE RAFI Energy Sector Portfolio

PowerShares FTSE RAFI Financials Sector Portfolio

PowerShares FTSE RAFI Health Care Sector Portfolio

PowerShares FTSE RAFI Industrials Sector Portfolio

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares FTSE RAFI Utilities Sector Portfolio

PowerShares Cleantech Portfolio

100

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

PowerShares Dynamic Aggressive Growth Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Deep Value Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares DWA Technical Leaders Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares WilderHill Progressive Energy Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed information on the performance of the Funds and the performance of their benchmark indices. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance and reviewed a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for any tracking error for certain of the Funds, which the Adviser then applied to its analysis of the tracking error between the underlying index and the performance of each Fund. The Trustees noted that, in each case, the correlation and tracking error was within the range set forth in the registration statement. The Trustees also concluded that each of the Funds is correlated to its underlying index and that the tracking error for each Fund was within a reasonable range in that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees found that the nature and extent of services provided to the Funds under the Investment Advisory Agreement are appropriate and that the quality is good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and the advisory fee, as compared to three categories of comparable funds selected by Lipper Inc., an independent source: exchange-traded index funds ("ETFs"), open-end

101

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

(non-ETF) index funds and open-end actively-managed funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees noted that the annual advisory fee charged to the Funds was identical (0.50% of average net assets), except for the advisory fee for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio (for each of which the annual advisory fee was 0.40% of average net assets), and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees and offering costs (for all Funds other than the initial two Funds, the PowerShares Dynamic OTC Portfolio and the PowerShares Dynamic Market Portfolio), brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets (0.50% of average net assets for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio) at least until April 30, 2009. The Trustees noted that the Adviser represented that it does not provide investment management services to clients other than the Trust and other exchange-traded funds overseen by the Board. The Trustees noted that the advisory fees were at the higher end of the ETF peer funds, but were lower than the median of the open-end actively-managed peer funds. The Trustees determined that the advisory fees were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratios were at the higher end of the ETF peer funds, but were generally lower than the median of the expense ratios of the open-end (non-ETF) index peer funds and the median of the open-end actively-managed peer funds. The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds. The Board concluded that the advisory fee and expense ratio of each Fund are competitive and that the advisory fee for each Fund is reasonable and appropriate in amount in light of the quality of services provided and the expense cap in place.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to each Fund. The Trustees concluded that the profitability to the Adviser of the advisory services provided to the Funds is not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio, expense limitation agreed to by the Adviser and whether the investment process produced economies of scale. The Trustees noted that certain fixed costs associated with the management of the Funds are being reduced on a per-Fund basis as additional Funds are added, and that the gradual reduction of the per-Fund cost enabled the Adviser to operate some of the Funds under the expense cap, which potentially would lower the costs to shareholders. The Trustees noted that the Excess Expense Agreement with the Trust provided that the Adviser was entitled to be reimbursed by

102

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

each Fund for fees waived or expenses absorbed pursuant to the expense cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its expense cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

103

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit our website invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-AR-6

2008 Annual Report to Shareholders

30 April 2008

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	24

Frequency Distribution of Discounts & Premiums	26

Fees and Expenses	28

Sector Portfolios

Schedules of Investments

PowerShares Dynamic Basic Materials Sector Portfolio	30

PowerShares Dynamic Consumer Discretionary Sector Portfolio	32

PowerShares Dynamic Consumer Staples Sector Portfolio	34

PowerShares Dynamic Energy Sector Portfolio	35

PowerShares Dynamic Financial Sector Portfolio	36

PowerShares Dynamic Healthcare Sector Portfolio	38

PowerShares Dynamic Industrials Sector Portfolio	39

PowerShares Dynamic Technology Sector Portfolio	41

PowerShares Dynamic Telecommunications & Wireless Portfolio	42

PowerShares Dynamic Utilities Portfolio	43

Statements of Assets and Liabilities	44

Statements of Operations	46

Statements of Changes in Net Assets	48

Financial Highlights	52

Notes to Financial Statements	57

Report of Independent Registered Public Accounting Firm	68

Supplemental Information	69

Information about Advisory Agreements	75

To My Fellow Investors,

It gives me great pleasure to report on the state of your investment in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in Invesco PowerShares Capital Management LLC.

Invesco PowerShares has accomplished a number of corporate and industry achievements in 2007. Some of the most notable successes over the past 12 months are that PowerShares:

•  Was the first to receive approval from the SEC to operate actively managed equity and fixed-income ETFs.

•  Launched our initial group of international ETFs, which invest directly in securities listed on foreign exchanges. As of April 30, 2008, we had 17 ETFs allowing investors to invest across a wide geographic range.

•  Brought out the markets only ETFs investing in insured municipal bonds. These three ETF's were part of our initial entry into the Fixed Income portion of the investment spectrum.

•  Further enhanced our reputation as one of the leading innovators in the ETF marketplace when the PowerShares S&P Buy-Write Portfolio was awarded the most innovative new ETF for 2007.

•  Expanded our global footprint with the introduction of 14 PowerShares ETFs listed on four major stock exchanges across Europe (London, Milan, Frankfurt and Paris).

•  Launched the PowerShares India Portfolio, one of the first ETFs to provide U.S. investors with direct access to securities listed on the India stock exchange.

Another milestone of the past year was the adoption of our new name, Invesco PowerShares – in short, we have a new corporate name. Invesco PowerShares represents the strength of global diversification you get through the combination of Invesco's worldwide resources and PowerShares' market leading ETF capabilities. As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities, a presence in 12 countries and $500 billion in assets under management globally at the end of 2007.

While our name has changed and we have a new corporate logo, our goal of delivering the highest quality investment management available in the ETF structure has not changed and all of the names of your funds and their trading symbols remain the same – as do all of our telephone contact numbers. All of us at Invesco PowerShares will continue to strive to provide you with compelling investment solutions and high-quality customer service. Regardless of market conditions, Invesco PowerShares will hold true to its mission: seeking to build financial security for investors.

Best Regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

Although the benchmark S&P 500 index hit an all-time high in October, 2007, it capitulated as the subprime mortgage crisis began to negatively affect the balance sheets of major U.S. financial institutions. As a result, volatility (as measured by the CBOE "VIX" index) increased by 46.2% during the April 30, 2007 to April 30, 2008 reporting period. Another dramatic rise over the same timeframe was the price of crude oil, which rallied 72.7%. U.S. economic growth began to slow significantly in Q1 2008, leading to recession concerns addressed by the Federal Reserve Bank through aggressive monetary policy easing (the Fed Fund target rate was cut by 2.25% in 2008). The combination of lower short-term U.S. interest rates and the recycling of petrodollars into European banks caused the U.S. dollar to weaken versus all G7 currencies for the year ended April 30, 2008.

By March, 2008, even the AAA-rated monoline bond insurers succumbed to the U.S. credit crunch. Bond insurer ratings downgrades led to huge displacements within the municipal bond market. An impending liquidity crisis was quelled in mid-March by the Fed via the creation of a $200bn lending facility and the approval of Bear Stearns' sale to JP Morgan. Along with the restoration of confidence in the U.S. financial system came a respectable April rally in the U.S. equity market, leaving the S&P 500 with a yearly total return of -4.68% over the reporting period while the DJIA was 0.47% and the NASDAQ-100 was +3.18%. For the same period, the Lehman Brothers U.S. Aggregate Total Return bond index was 6.87%.

3

Manager's Analysis

PowerShares Dynamic Basic Materials Sector Portfolio (ticker: PYZ)

The PowerShares Dynamic Basic Materials Sector Portfolio is based on the Dynamic Basic Materials Sector IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the year ending April 30, 2008, the Fund returned 15.47%, outperforming the overall S&P Materials Index which returned 12.78%.

Stock selection within the chemical and metals & mining industries made the largest positive contribution to the Fund. Also, underallocation in the construction materials and paper & forest product industries made positive contributions to the Fund. Conversely, overallocation within the containers & packaging industries partially offset the positive performance of the Fund. Stock selection within mid-cap value companies such as CF Industries Holdings, Inc., and underallocation within large-cap value companies made the largest positive contributor to the Fund's performance. Conversely, overallocation in small-cap value companies partially offset the performance of the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Chemicals-Specialty	19.8
Chemicals-Diversified	15.8
Steel-Producers	13.6
Agricultural Chemicals	7.5
Industrial Gases	6.6
Containers-Metal/Glass	6.5
Paper & Related Products	6.1
Containers-Paper/Plastic	4.2
Chemicals-Plastics	2.8
Coatings/Paint	2.7
Forestry	2.5
Metal-Copper	2.4
Metal-Aluminum	2.3
Metal-Iron	1.8
Miscellaneous Manufacturing	1.6
Diversified Manufacturing Operations	1.5
Non-Ferrous Metals	1.2
Alternative Waste Technology	1.1
Money Market Fund	0.6
Other	(0.6)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
United States Steel Corp.	3.4
Nucor Corp.	2.8
Praxair, Inc.	2.7
Mosaic (The) Co.	2.6
Air Products & Chemicals, Inc.	2.6
Dow Chemical (The) Co.	2.6
E.l. du pont de Nemours & Co.	2.5
Weyerhaeuser Co.	2.5
Southern Copper Corp.	2.4
Rohm & Haas Co.	2.4
Total	26.5

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Mid-Cap Value	30.5
Small-Cap Value	20.6
Large-Cap Value	20.4
Mid-Cap Growth	13.2
Large-Cap Growth	12.7
Small-Cap Growth	2.6

4

Manager's Analysis (Continued)

PowerShares Dynamic Basic Materials Sector Portfolio (ticker: PYZ)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Basic Materials Sector IntellidexSM Index	16.38	27.52	45.89
S&P Materials Index	12.78	21.98	36.17
Dow Jones Basic Materials Index	20.58	26.98	44.95

Fund

NAV Return	15.47	26.55	43.97
Share Price Return	15.33	26.51	44.00

Fund Inception: 12 October 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.77%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.68% while the Fund's gross total operating expense ratio was 0.96%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Materials Index and the Dow Jones Basic Materials Index are unmanaged indices used as measurements of changes in stock market conditions based on the average performance of approximately 29 and 90 common stocks, respectively.

† Average annualized.

5

Manager's Analysis

PowerShares Dynamic Consumer Discretionary Sector Portfolio (ticker: PEZ)

The PowerShares Dynamic Consumer Discretionary Sector Portfolio is based on the Dynamic Consumer Discretionary Sector IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the year ending April 30, 2008, the Fund returned -21.10%, underperforming the overall S&P Consumer Discretionary Index which returned -16.30%.

Stock selection within specialty retails and hotels restaurants & leisure and overallocation to airlines made the largest negative contribution to the Fund's performance. Furthermore, stock selection within multiline retail contributed negatively to the Fund. Conversely, overallocation within diversified consumer services partially offset the negative performance of the Fund.

Overallocation within small-cap value companies and underallocation within large-cap growth companies made the largest negative contribution to the Fund's performance. Conversely, stock selection within mid-cap growth companies partially offset the negative performance of the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Retail	37.6
Media	17.5
Commercial Services	7.9
Auto Parts & Equipment	5.4
Hand/Machine Tools	4.3
Airlines	3.4
Leisure Time	3.0
Toys/Games/Hobbies	3.0
Internet	2.9
Advertising	2.7
Household Products/Wares	2.6
Home Furnishings	2.1
Apparel	1.5
Distribution/Wholesale	1.5
Entertainment	1.5
Home Builders	1.5
Textiles	1.4
Money Market Fund	0.6
Other	(0.4)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Yum! Brands, Inc.	3.0
Coach, Inc.	2.9
McDonald's Corp.	2.8
E.W. Scripps Co., Class A	2.7
Omnicom Group, Inc.	2.7
CBS Corp., Class B	2.5
TJX (The) Cos., Inc.	2.5
DISH Network Corp., Class A	2.5
Best Buy Co., Inc.	2.5
DIRECTV Group (The), Inc.	2.5
Total	26.6

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Small-Cap Value	24.3
Mid-Cap Value	24.0
Mid-Cap Growth	19.1
Large-Cap Growth	12.9
Large-Cap Value	11.9
Small-Cap Growth	7.8

6

Manager's Analysis (Continued)

PowerShares Dynamic Consumer Discretionary Sector Portfolio (ticker: PEZ)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Consumer Discretionary Sector IntellidexSM Index	-20.55	-6.42	-9.79
S&P Consumer Discretionary Index	-16.30	-6.98	-10.63
Dow Jones Consumer Services Index	-13.59	-4.82	-7.39

Fund

NAV Return	-21.10	-7.09	-10.75
Share Price Return	-21.09	-7.02	-10.68

Fund Inception: 12 October 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.92%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.70% while the Fund's gross total operating expense ratio was 1.31%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Discretionary Index and the Dow Jones Consumer Services Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 88 and 250 common stocks, respectively.

† Average annualized.

7

Manager's Analysis

PowerShares Dynamic Consumer Staples Sector Portfolio (ticker: PSL)

The PowerShares Dynamic Consumer Staples Sector Portfolio is based on the Dynamic Consumer Staples Sector IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the year ending April 30, 2008, the Fund returned -3.94%, underperforming the overall S&P Consumer Staples Index which returned 5.53%.

Stock selection within food & staples retailing, and overallocation within personal products made the largest negative contribution to the Fund. Stock selection within beverage industries also contributed to the negative performance of the Fund. Conversely, overallocation within distributor industries partially offset the negative returns of the Fund.

Overallocation within small-cap value companies and stock selection within large-cap value companies made the largest negative contribution to the Fund's performance. Furthermore, overallocation within mid-cap value companies also contributed to the negative return of the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Food	40.2
Beverages	17.9
Agriculture	13.2
Retail	10.6
Cosmetics/Personal Care	10.1
Household Products/Wares	6.3
Pharmaceuticals	1.3
Money Market Fund	0.3
Other	0.1

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Large-Cap Value	27.8
Small-Cap Value	23.3
Large-Cap Growth	20.6
Mid-Cap Value	19.2
Mid-Cap Growth	5.3
Small-Cap Growth	3.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Wm. Wrigley Jr. Co.	3.1
Wal-Mart Stores, Inc.	2.9
Kroger (The) Co.	2.7
Sysco Corp.	2.7
General Mills, Inc.	2.6
Anheuser-Busch Cos., Inc.	2.5
Procter & Gamble (The) Co.	2.5
Kellogg Co.	2.5
Coca-Cola (The) Co.	2.5
CVS Caremark Corp.	2.4
Total	26.4

8

Manager's Analysis (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio (ticker: PSL)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Consumer Staples Sector IntellidexSM Index	-3.33	5.91	9.33
S&P Consumer Staples Index	5.53	9.70	15.48
Dow Jones Consumer Goods Index	-3.85	3.58	5.62

Fund

NAV Return	-3.94	5.26	8.26
Share Price Return	-4.03	5.22	8.22

Fund Inception: 12 October 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 2.01%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.69% while the Fund's gross total operating expense ratio was 1.18%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Staples Index and the Dow Jones Consumer Goods Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 39 and 160 common stocks, respectively.

† Average annualized.

9

Manager's Analysis

PowerShares Dynamic Energy Sector Portfolio (ticker: PXI)

The PowerShares Dynamic Energy Sector Portfolio is based on the Dynamic Energy Sector IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the year ending April 30, 2008, the Fund returned 21.93%, underperforming the overall S&P Energy Index which returned 28.69%.

Overallocation within gas utilities, and stock selection within the energy equipment & services industry made the largest negative contribution to the Fund. Conversely, stock selection within oil gas & consumable fuels industry partially offset the negative performance of the Fund.

Lastly, overallocation in small-cap value and mid-cap value companies provided the majority of the Fund's negative returns. Conversely, underallocation within large-cap value companies such as Exxon Mobil Corp., and overallocation within small-cap growth companies made the largest positive contribution to the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Oil Companies-Exploration & Production	31.0
Oil-Field Services	14.6
Gas-Distribution	11.7
Oil Companies-Integrated	10.0
Oil & Gas Drilling	9.3
Oil Field Machinery & Equipment	8.6
Coal	5.9
Transport-Marine	2.9
Electric-Integrated	1.4
Pipelines	1.3
Energy-Alternate Sources	1.2
Transport-Services	1.2
Oil Refining & Marketing	0.9
Money Market Fund	0.3
Other	(0.3)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Halliburton Co.	2.7
Apache Corp.	2.7
Schlumberger Ltd.	2.7
Cameron International Corp.	2.7
Noble Corp.	2.6
Hess Corp.	2.6
Noble Energy, Inc.	2.6
Chevron Corp.	2.5
Devon Energy Corp.	2.5
EOG Resources, Inc.	2.5
Total	26.1

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Large-Cap Value	30.3
Small-Cap Value	20.8
Mid-Cap Growth	20.5
Mid-Cap Value	17.7
Small-Cap Growth	5.4
Large-Cap Growth	5.3

10

Manager's Analysis (Continued)

PowerShares Dynamic Energy Sector Portfolio (ticker: PXI)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Energy Sector IntellidexSM Index	22.76	31.17	52.44
S&P Energy Index	28.69	32.42	54.70
Dow Jones Oil & Gas Index	27.43	31.88	53.73

Fund

NAV Return	21.93	30.46	50.92
Share Price Return	21.74	30.36	50.86

Fund Inception: 12 October 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.60%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.68% while the Fund's gross total operating expense ratio was 0.96%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Energy Index and the Dow Jones Oil & Gas Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 34 and 70 common stocks, respectively.

† Average annualized.

11

Manager's Analysis

PowerShares Dynamic Financial Sector Portfolio (ticker: PFI)

The PowerShares Dynamic Financial Sector Portfolio is based on the Dynamic Financial Sector IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the year ending April 30, 2008, the Fund returned -12.69%, outperforming the overall S&P Financials Index which returned -26.28%.

Overallocation within the insurance industries and underallocation within thrifts & mortgage industries made the largest positive contribution to the Fund. Furthermore, stock selection within commercial banks also made large, positive contributions to the Fund. Conversely, underallocation within real estate investment trusts partially offset the positive performance of the Fund, relative to the broader US financials market.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Property/Casualty Insurances	23.9
Multi-line Insurance	18.5
Finance-Investment Banker	10.7
Life/Health Insurance	10.5
Fiduciary Banks	7.4
Insurance Brokers	5.6
Reinsurance	5.4
Investment Management/ Advisory Service	4.5
Commercial Banks-Western U.S.	3.0
Commercial Banks-Central U.S.	2.8
Finance-Credit Card	2.8
Finance-Other Services	2.0
Commercial Banks-Eastern U.S.	1.5
Data Processing/Management	1.2
Money Market Fund	0.6
Other	(0.4)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
American Express Co.	2.8
Charles Schwab (The) Corp.	2.7
Northern Trust Corp.	2.7
AON Corp.	2.7
Travelers (The) Cos., Inc.	2.7
ACE Ltd.	2.6
AFLAC, Inc.	2.6
Allstate (The) Corp.	2.6
MetLife, Inc.	2.6
Chubb (The) Corp.	2.6
Total	26.6

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Mid-Cap Value	26.8
Large-Cap Value	23.1
Small-Cap Value	22.3
Large-Cap Growth	15.6
Mid-Cap Growth	8.2
Small-Cap Growth	4.0

12

Manager's Analysis (Continued)

PowerShares Dynamic Financial Sector Portfolio (ticker: PFI)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Financial Sector IntellidexSM Index	-12.04	-4.37	-6.71
S&P Financials Index	-26.28	-14.64	-21.80
Dow Jones Financials Index	-26.89	-16.00	-23.74

Fund

NAV Return	-12.69	-5.04	-7.69
Share Price Return	-12.78	-5.01	-7.67

Fund Inception: 12 October 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.85%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.72% while the Fund's gross total operating expense ratio was 1.42%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Financials Index and the Dow Jones Financials Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 93 and 300 common stocks, respectively.

† Average annualized.

13

Manager's Analysis

PowerShares Dynamic Healthcare Sector Portfolio (ticker: PTH)

The PowerShares Dynamic Healthcare Sector Portfolio is based on the Dynamic Healthcare Sector IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the year ending April 30, 2008, the Fund returned -9.51%, outperforming the overall S&P Health Care Index, which returned -11.11%.

Overallocation to the health care equipment & supplies, and stock selection within biotechnology had the largest positive effect upon the performance of the Fund. Conversely, underallocation within health care providers & services partially offset the positive returns of the Fund.

Lastly, overallocation in mid-cap growth and small-cap growth companies provided the majority of the Fund's positive returns. Conversely, overallocation within mid-cap value and small-cap value companies made the largest negative contribution to the Fund's performance.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Healthcare-Services	29.0
Healthcare-Products	24.5
Pharmaceuticals	23.1
Electronics	10.9
Biotechnology	5.8
Commercial Services	3.8
Distribution/Wholesale	1.5
Internet	1.4
Other	0.0

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Mid-Cap Growth	30.4
Small-Cap Growth	22.5
Large-Cap Growth	21.4
Small-Cap Value	12.6
Mid-Cap Value	8.3
Large-Cap Value	4.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Express Scripts, Inc.	3.1
Baxter International, Inc.	2.7
Thermo Fisher Scientific, Inc.	2.7
Waters Corp.	2.7
C.R. Bard, Inc.	2.6
Becton, Dickinson & Co.	2.6
Abbott Laboratories	2.6
AmerisourceBergen Corp.	2.5
Millennium Pharmaceuticals, Inc.	2.5
CIGNA Corp.	2.5
Total	26.5

14

Manager's Analysis (Continued)

PowerShares Dynamic Healthcare Sector Portfolio (ticker: PTH)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Healthcare Sector IntellidexSM Index	-8.81	2.98	4.66
S&P Health Care Index	-11.11	-1.67	-2.59
Dow Jones Healthcare Index	-10.59	-2.12	-3.27

Fund

NAV Return	-9.51	2.21	3.44
Share Price Return	-9.58	2.18	3.40

Fund Inception: 12 October 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.59%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.66% while the Fund's gross total operating expense ratio was 0.72%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Health Care Index and the Dow Jones Healthcare Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 51 and 180 common stocks, respectively.

† Average annualized.

15

Manager's Analysis

PowerShares Dynamic Industrials Sector Portfolio (ticker: PRN)

The PowerShares Dynamic Industrials Sector Portfolio is based on the Dynamic Industrials Sector IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the year ending April 30, 2008, the Fund returned 3.90%, outperforming the overall S&P Industrials Index, which returned 3.04%.

Underallocation within industrial conglomerates and machinery, and stock selection within air freight & logistics made the largest positive contribution to the Fund's performance. Conversely, overallocation within commercial services & supplies partially offset the positive returns of the Fund.

Overallocation within mid-cap growth companies, and stock selection within mid-cap value companies made the largest positive contribution to the Fund's performance. Conversely, overallocation within small-cap growth and small-cap value companies partially offset the positive performance of the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Aerospace/Defense	22.1
Miscellaneous Manufacturing	17.4
Transportation	12.9
Commercial Services	10.7
Engineering & Construction	9.9
Machinery-Diversified	8.7
Environmental Control	3.7
Electrical Components & Equipment	2.8
Retail	2.6
Metal Fabricate/Hardware	2.5
Electric	1.6
Electronics	1.5
Hand/Machine Tools	1.5
Textiles	1.3
Telecommunications	1.0
Money Market Fund	0.4
Other	(0.6)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Parker Hannifin Corp.	2.9
Dover Corp.	2.8
Goodrich Corp.	2.7
Norfolk Southern Corp.	2.6
General Dynamics Corp.	2.6
Fluor Corp.	2.6
Eaton Corp.	2.5
Jacobs Engineering Group, Inc.	2.5
L-3 Communications Holdings, Inc.	2.4
Republic Services, Inc.	2.4
Total	26.0

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Mid-Cap Growth	25.6
Small-Cap Value	19.1
Large-Cap Value	17.5
Mid-Cap Value	16.4
Small-Cap Growth	14.0
Large-Cap Growth	7.4

16

Manager's Analysis (Continued)

PowerShares Dynamic Industrials Sector Portfolio (ticker: PRN)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Industrials Sector IntellidexSM Index	4.58	12.42	19.95
S&P Industrials Index	3.04	7.26	11.50
Dow Jones Industrials Index	0.65	6.82	10.79

Fund

NAV Return	3.90	11.73	18.74
Share Price Return	3.54	11.52	18.42

Fund Inception: 12 October 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.55%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.68% while the Fund's gross total operating expense ratio was 0.90%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Industrials Index and the Dow Jones Industrials Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 56 and 270 common stocks, respectively.

† Average annualized.

17

Manager's Analysis

PowerShares Dynamic Technology Sector Portfolio (ticker: PTF)

The PowerShares Dynamic Technology Sector Portfolio is based on the Dynamic Technology Sector IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the year ending April 30, 2008, the Fund returned -10.55%, underperforming the overall S&P Information Technology Index, which returned 1.00%.

Overallocation within IT services, and stock selection within semiconductors & semiconductors equipment industries made the largest negative contribution to the Fund. Furthermore, stock selection within internet software & service, and underallocation within computers & peripherals also made negative contributions to the Fund.

Overallocation within small-cap value, small-cap growth and mid-cap value companies made the largest negative contribution to the Fund's performance. Conversely, stock selection within mid-cap growth companies partially offset the negative performance of the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Computers	24.8
Semiconductors	23.2
Software	19.1
Telecommunications	12.3
Electronics	10.2
Commercial Services	5.4
Internet	3.6
Machinery-Diversified	1.4
Other	0.0

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Large-Cap Growth	24.7
Small-Cap Growth	24.3
Mid-Cap Growth	23.5
Mid-Cap Value	15.7
Small-Cap Value	9.3
Large-Cap Value	2.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Apple, Inc.	3.2
Amphenol Corp., Class A	2.9
NetApp, Inc.	2.6
Intel Corp.	2.6
Oracle Corp.	2.6
Adobe Systems, Inc.	2.6
Harris Corp.	2.6
BMC Sofware, Inc.	2.5
International Business Machines Corp.	2.5
Cisco Systems, Inc.	2.5
Total	26.6

18

Manager's Analysis (Continued)

PowerShares Dynamic Technology Sector Portfolio (ticker: PTF)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Technology Sector IntellidexSM Index	-9.94	-1.12	-1.74
S&P Information Technology Index	1.00	5.24	8.25
Dow Jones Technology Index	-0.37	4.06	6.39

Fund

NAV Return	-10.55	-1.81	-2.78
Share Price Return	-10.69	-1.85	-2.86

Fund Inception: 12 October 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.65%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.68% while the Fund's gross total operating expense ratio was 0.94%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Information Technology Index and the Dow Jones Technology Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of approximately 70 and 252 common stocks, respectively.

† Average annualized.

19

Manager's Analysis

PowerShares Dynamic Telecommunications & Wireless Portfolio (ticker: PTE)

The PowerShares Dynamic Telecommunications & Wireless Portfolio is based on the Dynamic Telecommunications and Wireless IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the year ending April 30, 2008, the Fund returned -20.96%, underperforming the overall S&P SuperComposite Telecommunications Services Index, which returned 1.00%.

Overallocation within diversified telecommunication services, media, IT services and wireless telecommunication services made the largest negative contribution to the Fund. Conversely, overallocation within electronic equipment & instruments partially offset the negative returns of the Fund.

Overallocation within small-cap growth, small-cap value and mid-cap value companies made the largest negative contribution to the Fund's performance. Conversely, stock selection within large-cap value companies partially offset the negative performance of the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Telephone-Integrated	31.9
Cable TV	17.7
Telecommunication Equipment	9.0
Telecommunication Services	8.3
Web Portals/ISP	6.3
Networking Products	5.2
Wireless Equipment	5.1
Cellular Telecommunications	4.9
Broadcast Services/Program	4.6
Electronic Components-Miscellaneous	3.4
Electronic Measuring Instruments	3.2
Money Market Fund	1.4
Other	(1.0)

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Large-Cap Growth	29.3
Small-Cap Value	18.1
Small-Cap Growth	17.4
Large-Cap Value	13.7
Mid-Cap Growth	13.5
Mid-Cap Value	8.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
AT&T, Inc.	5.5
Verizon Communications, Inc.	5.2
Cisco Systems, Inc.	5.2
Comcast Corp., Class A	5.2
DISH Network Corp., Class A	5.0
DIRECTV Group (The), Inc.	4.9
Liberty Global, Inc., Series A	4.7
Plantronics, Inc.	3.6
Garmin Ltd.	3.4
Earthlink, Inc.	3.4
Total	46.1

20

Manager's Analysis (Continued)

PowerShares Dynamic Telecommunications & Wireless Portfolio (ticker: PTE)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Telecommunications and Wireless IntellidexSM Index	-20.96	3.02	7.44
S&P SuperComposite Telecommunications Services Index	1.00	3.88	9.61
Russell 3000® Index	-5.16	5.72	14.33

Fund

NAV Return	-20.96	2.43	5.92
Share Price Return	-20.99	2.44	5.95

Fund Inception: 6 December 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.06%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 1.01%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Telecommunications Services Index and the Russell 3000® Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of 70 and 2,918 common stocks, respectively.

† Average annualized.

21

Manager's Analysis

PowerShares Dynamic Utilities Portfolio (ticker: PUI)

The PowerShares Dynamic Utilities Portfolio is based on the Dynamic Utilities IntellidexSM Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

For the year ending April 30, 2008, the Fund returned -5.34%, underperforming the overall S&P SuperComposite Utilities Index, which returned -0.61%.

Stock selection within the electric utilities, and overallocation within the gas utility industry made the largest negative contribution to the Fund. Conversely, stock selection within the multi-utilities industry, and overallocation within the consumer services & supply industry partially offset the negative performance of the Fund.

Stock selection within large-cap value companies such as Sempra Energy, and overallocation within mid-cap value companies made the largest negative contribution to the Fund's performance. Conversely, stock selection within mid-cap growth companies partially offset the negative performance of the Fund.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Electric-Integrated	65.2
Gas-Distribution	21.1
Independent Power Producer	8.5
Pipelines	2.8
Energy-Alternate Sources	2.4
Money Market Fund	0.6
Other	(0.6)

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Large-Cap Value	35.2
Mid-Cap Value	26.9
Small-Cap Value	22.4
Mid-Cap Growth	10.8
Large-Cap Growth	4.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
FirstEnergy Corp.	5.3
Dominion Resources, Inc.	5.1
Sempra Energy	5.0
PG&E Corp.	5.0
PPL Corp.	5.0
Edison International	5.0
Duke Energy Corp.	4.9
Public Service Enterprise Group, Inc.	4.7
Unisource Energy Corp.	3.4
Reliant Energy, Inc.	2.9
Total	46.3

22

Manager's Analysis (Continued)

PowerShares Dynamic Utilities Portfolio (ticker: PUI)

Growth of a $10,000 Investment Since Inception

Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dynamic Utilities IntellidexSM Index	-4.75	12.09	33.31
S&P SuperComposite Utilities Index	-0.61	14.70	41.28
Russell 3000® Index	-5.16	8.14	21.80

Fund

NAV Return	-5.34	11.41	31.14
Share Price Return	-5.47	11.40	31.17

Fund Inception: 26 October 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.87%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.63% while the Fund's gross total operating expense ratio was 0.86%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Utilities Index and the Russell 3000® Index are unmanaged indices used as measurements of change in stock market conditions based on the average performance of 31 and 2,918 common stocks, respectively.

† Average annualized.

23

Funds' Distribution History

	Ex-Dividend	3/20/08	12/21/07	9/21/07	6/15/07	3/16/07
	Record	3/25/08	12/26/07	9/25/07	6/19/07	3/20/07
	Payable	3/31/08	12/31/07	9/28/07	6/29/07	3/30/07
Fund	Ticker
Dynamic Basic Materials Sector Portfolio	PYZ	0.00563	0.09972	0.07226	0.06573	0.03850
Dynamic Consumer Discretionary Sector Portfolio	PEZ	—	0.04133	—	0.08893	—
Dynamic Consumer Staples Sector Portfolio	PSL	—	—	0.07164	0.24346	0.03510
Dynamic Energy Sector Portfolio	PXI	0.00394	0.00191	0.04850	0.02896	0.00830
Dynamic Financial Sector Portfolio	PFI	0.00634	0.04436	0.09995	0.08027	0.01860
Dynamic Healthcare Sector Portfolio	PTH	—	—	—	—	—
Dynamic Industrials Sector Portfolio	PRN	0.08647	0.02055	0.01726	0.02460	0.03620
Dynamic Technology Sector Portfolio	PTF	—	—	—	—	—
Dynamic Telecommunications & Wireless Portfolio	PTE	—	0.35472	0.03843	0.05650	—
Dynamic Utilities Portfolio	PUI	0.02491	0.20450	0.09948	0.11750	0.08250

24

	12/15/06	9/15/06	6/16/06	3/17/06	12/16/05
	12/19/06	9/16/06	6/20/06	3/21/06	12/20/05
	12/29/06	9/29/06	6/30/06	3/30/06	12/30/05
Fund
Dynamic Basic Materials Sector Portfolio	0.15875	NA	NA	NA	NA
Dynamic Consumer Discretionary Sector Portfolio	0.16398	NA	NA	NA	NA
Dynamic Consumer Staples Sector Portfolio	0.23925	NA	NA	NA	NA
Dynamic Energy Sector Portfolio	0.02386	NA	NA	NA	NA
Dynamic Financial Sector Portfolio	0.06758	NA	NA	NA	NA
Dynamic Healthcare Sector Portfolio	—	NA	NA	NA	NA
Dynamic Industrials Sector Portfolio	0.01397	NA	NA	NA	NA
Dynamic Technology Sector Portfolio	—	NA	NA	NA	NA
Dynamic Telecommunications & Wireless Portfolio	0.14163	0.03081	0.03188	0.03180	0.00158
Dynamic Utilities Portfolio	0.13668	0.06053	0.10547	0.07089	0.11650

25

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PYZ	Dynamic Basic Materials Sector Portfolio	10/12/06	389	168	4	—	—	—	—
PEZ	Dynamic Consumer Discretionary Sector Portfolio	10/12/06	389	157	10	—	—	—	—
PSL	Dynamic Consumer Staples Sector Portfolio	10/12/06	389	151	7	2	—	—	—
PXI	Dynamic Energy Sector Portfolio	10/12/06	389	132	4	1	—	—	—
PFI	Dynamic Financial Sector Portfolio	10/12/06	389	158	5	—	—	—	—
PTH	Dynamic Healthcare Sector Portfolio	10/12/06	389	158	5	7	—	—	—
PRN	Dynamic Industrials Sector Portfolio	10/12/06	389	182	3	2	—	—	—
PTF	Dynamic Technology Sector Portfolio	10/12/06	389	149	44	8	—	—	—
PTE	Dynamic Telecommunications & Wireless Portfolio	12/6/05	603	243	29	6	1	—	—
PUI	Dynamic Utilities Portfolio	10/26/05	631	255	13	2	—	—	—

26

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PYZ	215	2	—	—	—	—
PEZ	217	5	—	—	—	—
PSL	227	2	—	—	—	—
PXI	252	—	—	—	—	—
PFI	223	3	—	—	—	—
PTH	217	2	—	—	—	—
PRN	199	3	—	—	—	—
PTF	185	3	—	—	—	—
PTE	308	14	2	—	—	—
PUI	355	6	—	—	—	—

27

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2008.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Basic Materials Sector Portfolio Actual	$1,000.00	$995.33	0.65%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Consumer Discretionary Sector Portfolio Actual	$1,000.00	$828.92	0.65%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Consumer Staples Sector Portfolio Actual	$1,000.00	$949.92	0.65%	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27

28

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Energy Sector Portfolio Actual	$1,000.00	$1,078.52	0.65%	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Financial Sector Portfolio Actual	$1,000.00	$883.42	0.65%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Healthcare Sector Portfolio Actual	$1,000.00	$867.24	0.65%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Industrials Sector Portfolio Actual	$1,000.00	$941.38	0.65%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Technology Sector Portfolio Actual	$1,000.00	$856.81	0.65%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
PowerShares Dynamic Telecommunications & Wireless Portfolio Actual	$1,000.00	$734.07	0.63%	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17
PowerShares Dynamic Utilities Portfolio Actual	$1,000.00	$957.69	0.63%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.63%	$3.17

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the financial highlights.

29

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Agricultural Chemicals—7.5%
4,668	CF Industries Holdings, Inc.	$624,112
9,032	Monsanto Co.	1,029,829
9,387	Mosaic (The) Co.*	1,150,001
12,605	Terra Industries, Inc.	477,225
		3,281,167
	Alternative Waste Technology—1.1%
34,876	Calgon Carbon Corp.*	496,983
	Chemicals - Diversified—15.8%
14,650	Celanese Corp., Series A	655,588
27,720	Dow Chemical (The) Co.	1,112,957
22,507	E.I. du Pont de Nemours & Co.	1,100,817
10,067	FMC Corp.	632,006
29,650	Olin Corp.	598,041
16,857	PPG Industries, Inc.	1,034,514
18,569	Rockwood Holdings, Inc.*	685,382
19,488	Rohm & Haas Co.	1,041,634
		6,860,939
	Chemicals - Plastics—2.8%
27,881	A. Schulman, Inc.	591,077
87,674	PolyOne Corp.*	647,034
		1,238,111
	Chemicals - Specialty—19.8%
15,021	Albemarle Corp.	561,936
12,902	Ashland, Inc.	684,064
68,993	Chemtura Corp.	477,432
9,949	Cytec Industries, Inc.	587,090
8,659	Eastman Chemical Co.	636,437
22,329	Ecolab, Inc.	1,026,241
25,050	H.B. Fuller Co.	578,154
31,107	Hercules, Inc.	584,812
9,775	Lubrizol (The) Corp.	570,078
9,454	Minerals Technologies, Inc.	640,414
8,512	NewMarket Corp.	552,684
9,415	OM Group, Inc.*	515,565
21,154	Sensient Technologies Corp.	629,755
10,358	Sigma-Aldrich Corp.	590,613
		8,635,275
	Coatings/Paint—2.7%
27,254	RPM International, Inc.	607,764
26,274	Valspar (The) Corp.	577,503
		1,185,267
	Containers - Metal/Glass—6.5%
22,877	Crown Holdings, Inc.*	614,019
8,715	Greif, Inc., Class A	562,989
18,508	Owens-Illinois, Inc.*	1,020,716
12,193	Silgan Holdings, Inc.	649,643
		2,847,367

Number of Shares		Value
	Common Stocks (Continued)
	Containers - Paper/Plastic—4.2%
22,961	Bemis Co., Inc.	$603,874
22,507	Pactiv Corp.*	535,442
20,230	Sonoco Products Co.	666,578
		1,805,894
	Diversified Manufacturing Operations—1.5%
13,643	Koppers Holdings, Inc.	660,867
	Forestry—2.5%
17,072	Weyerhaeuser Co.	1,090,559
	Industrial Gases—6.6%
11,440	Air Products & Chemicals, Inc.	1,126,039
11,728	Airgas, Inc.	564,469
13,014	Praxair, Inc.	1,188,308
		2,878,816
	Metal - Aluminum—2.3%
28,131	Alcoa, Inc.	978,396
	Metal - Copper—2.4%
9,156	Southern Copper Corp.	1,050,743
	Metal - Iron—1.8%
4,771	Cleveland-Cliffs, Inc.	765,268
	Miscellaneous Manufacturing—1.6%
15,205	AptarGroup, Inc.	671,301
	Non-Ferrous Metals—1.2%
36,298	Horsehead Holding Corp.*	508,898
	Paper & Related Products—6.1%
52,718	Buckeye Technologies, Inc.*	454,956
43,271	Glatfelter	631,324
32,958	International Paper Co.	862,511
21,241	Rock-Tenn Co., Class A	720,707
		2,669,498
	Steel - Producers—13.6%
10,830	AK Steel Holding Corp.	679,907
9,070	Carpenter Technology Corp.	465,110
16,181	Nucor Corp.	1,221,666
10,276	Reliance Steel & Aluminum Co.	624,575
8,704	Schnitzer Steel Industries, Inc., Class A	765,952
19,563	Steel Dynamics, Inc.	681,771
9,634	United States Steel Corp.	1,483,154
		5,922,135
	Total Common Stocks (Cost $39,633,114)	43,547,484

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares Dynamic Basic Materials Sector Portfolio

April 30, 2008

Number of Shares		Value
	Money Market Fund—0.6%
244,133	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $244,133)	$244,133
	Total Investments (Cost $39,877,247)—100.6%	43,791,617
	Liabilities in excess of other assets—(0.6%)	(241,596)
	Net Assets—100.0%	$43,550,021

*  Non-income producing security.

See Notes to Financial Statements.

31

Schedule of Investments

Powershares Dynamic Consumer Discretionary Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.8%
	Advertising—2.7%
6,273	Omnicom Group, Inc.	$299,473
	Airlines—3.4%
6,321	Continental Airlines, Inc., Class B*	113,652
7,818	Republic Airways Holdings, Inc.*	131,811
6,909	SkyWest, Inc.	131,478
		376,941
	Apparel—1.5%
5,767	Wolverine World Wide, Inc.	165,744
	Auto Parts & Equipment—5.4%
3,063	Autoliv, Inc.	187,578
8,458	Cooper Tire & Rubber Co.	111,138
5,640	Goodyear Tire & Rubber (The) Co.*	151,039
5,542	Lear Corp.*	158,335
		608,090
	Commercial Services—7.9%
4,566	Apollo Group, Inc., Class A*	232,409
2,345	Morningstar, Inc.*	135,963
3,208	Pre-Paid Legal Services, Inc.*	140,318
8,912	Rent-A-Center, Inc.*	191,875
982	Strayer Education, Inc.	182,348
		882,913
	Distribution/Wholesale—1.5%
4,749	Fossil, Inc.*	169,967
	Entertainment—1.5%
6,022	DreamWorks Animation SKG, Inc., Class A*	168,375
	Hand/Machine Tools—4.3%
2,222	Black & Decker (The) Corp.	145,830
3,061	Snap-On, Inc.	181,548
3,149	Stanley Works (The)	151,908
		479,286
	Home Builders—1.5%
283	NVR, Inc.*	173,621
	Home Furnishings—2.1%
3,321	Whirlpool Corp.	241,702
	Household Products/Wares—2.6%
7,707	Blyth, Inc.	129,786
4,189	Tupperware Brands Corp.	165,046
		294,832
	Internet—2.9%
4,840	NetFlix, Inc.*	154,783
1,341	Priceline.com, Inc.*	171,165
		325,948

Number of Shares		Value
	Common Stocks (Continued)
	Leisure Time—3.0%
4,003	Polaris Industries, Inc.	$186,339
4,025	WMS Industries, Inc.*	145,665
		332,004
	Media—17.5%
12,279	CBS Corp., Class B	283,277
11,186	DIRECTV Group (The), Inc.*	275,623
9,450	DISH Network Corp., Class A*	281,988
6,708	E.W. Scripps Co., Class A	301,257
32,245	Gemstar-TV Guide International, Inc.*	129,947
12,066	Liberty Media Corp. Capital, Series A*	185,454
3,525	Meredith Corp.	114,245
4,383	Scholastic Corp.*	123,381
7,049	Viacom, Inc., Class B*	270,964
		1,966,136
	Retail—37.6%
3,614	Abercrombie & Fitch Co., Class A	268,556
5,690	Aeropostale, Inc.*	180,885
7,152	American Eagle Outfitters, Inc.	131,382
6,363	AnnTaylor Stores Corp.*	160,984
12,518	Bebe Stores, Inc.	125,055
6,515	Best Buy Co., Inc.	280,275
3,366	Buckle (The), Inc.	163,520
5,956	Burger King Holdings, Inc.	166,172
7,850	Charlotte Russe Holding, Inc.*	124,658
9,241	Coach, Inc.*	328,703
3,698	Columbia Sportswear Co.	155,168
13,892	Gap (The), Inc.	258,669
3,860	Gymboree Corp.*	166,829
5,819	Jack in the Box, Inc.*	155,658
5,178	McDonald's Corp.	308,506
7,936	Movado Group, Inc.	173,322
2,457	Polo Ralph Lauren Corp.	152,604
8,759	RadioShack Corp.	121,750
8,756	TJX (The) Cos., Inc.	282,119
5,311	Urban Outfitters, Inc.*	181,902
8,133	Yum! Brands, Inc.	330,851
		4,217,568
	Textiles—1.4%
2,141	Mohawk Industries, Inc.*	163,123
	Toys/Games/Hobbies—3.0%
5,931	Hasbro, Inc.	210,907
5,468	JAKKS Pacific, Inc.*	128,443
		339,350
	Total Common Stocks (Cost $11,566,367)	11,205,073

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

Powershares Dynamic Consumer Discretionary Sector Portfolio

April 30, 2008

Number of Shares		Value
	Money Market Fund—0.6%
67,175	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $67,175)	$67,175
	Total Investments (Cost $11,633,542)—100.4%	11,272,248
	Liabilities in excess of other assets—(0.4%)	(45,290)
	Net Assets—100.0%	$11,226,958

*  Non-income producing security.

See Notes to Financial Statements.

33

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.6%
	Agriculture—13.2%
25,999	Altria Group, Inc.	$519,980
6,911	Andersons (The), Inc.	314,105
12,997	Archer-Daniels-Midland Co.	572,648
2,885	Bunge Ltd.	329,150
4,247	Carolina Group	278,900
9,199	Reynolds American, Inc.	495,366
5,618	Universal Corp.	360,619
17,395	Vector Group Ltd.	299,716
		3,170,484
	Beverages—17.9%
12,448	Anheuser-Busch Cos., Inc.	612,442
5,014	Brown-Forman Corp., Class B	341,052
5,495	Central European Distribution Corp.*	334,755
10,027	Coca-Cola (The) Co.	590,289
5,846	Coca-Cola Bottling Co. Consolidated	334,508
13,087	Coca-Cola Enterprises, Inc.	294,458
16,644	Constellation Brands, Inc., Class A*	305,584
7,704	Hansen Natural Corp.*	272,645
5,925	Molson Coors Brewing Co., Class B	324,927
9,401	Pepsi Bottling Group (The), Inc.	316,908
8,427	PepsiCo, Inc.	577,502
		4,305,070
	Cosmetics/Personal Care—10.1%
11,930	Alberto-Culver Co.	300,278
8,401	Avon Products, Inc.	327,807
7,703	Colgate-Palmolive Co.	544,602
17,548	Elizabeth Arden, Inc.*	324,813
7,509	Estee Lauder (The) Cos., Inc., Class A	342,485
8,857	Procter & Gamble (The) Co.	593,863
		2,433,848
	Food—40.2%
9,902	Campbell Soup Co.	344,590
15,619	Chiquita Brands International, Inc.*	355,332
14,467	ConAgra Foods, Inc.	340,843
35,604	Del Monte Foods Co.	321,148
14,110	Flowers Foods, Inc.	365,308
9,627	Fresh Del Monte Produce, Inc.	305,080
10,469	General Mills, Inc.	632,328
11,807	Great Atlantic & Pacific Tea Co., Inc.*	324,929
7,248	H.J. Heinz Co.	340,873
7,825	Hormel Foods Corp.	308,383
6,246	J.M. Smucker (The) Co.	311,550
11,557	Kellogg Co.	591,372
24,172	Kroger (The) Co.	658,687
8,611	Lancaster Colony Corp.	328,854
9,281	McCormick & Co., Inc.	350,729
9,117	Nash Finch Co.	333,500
9,838	Performance Food Group Co.*	329,179
5,766	Ralcorp Holdings, Inc.*	351,957

Number of Shares		Value
	Common Stocks (Continued)
9,914	Ruddick Corp.	$383,672
11,125	Safeway, Inc.	351,550
25,315	Sara Lee Corp.	367,321
20,890	Sysco Corp.	638,607
9,865	Weis Markets, Inc.	302,954
9,792	Wm. Wrigley Jr. Co.	745,758
		9,684,504
	Household Products/Wares—6.3%
5,981	Church & Dwight Co., Inc.	339,840
5,494	Clorox Co.	291,182
8,993	Kimberly-Clark Corp.	575,463
10,287	WD-40 Co.	320,131
		1,526,616
	Pharmaceuticals—1.3%
11,195	NBTY, Inc.*	315,139
	Retail—10.6%
10,131	BJ's Wholesale Club, Inc.*	386,194
12,764	Casey's General Stores, Inc.	282,467
14,516	CVS Caremark Corp.	586,011
6,657	Longs Drug Stores Corp.	266,679
19,307	Nu Skin Enterprises, Inc., Class A	346,175
11,820	Wal-Mart Stores, Inc.	685,323
		2,552,849
	Total Common Stocks (Cost $24,209,098)	23,988,510
	Money Market Fund—0.3%
64,212	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $64,212)	64,212
	Total Investments (Cost $24,273,310)—99.9%	24,052,722
	Other assets less liabilities—0.1%	18,986
	Net Assets—100.0%	$24,071,708

*  Non-income producing security.

See Notes to Financial Statements.

34

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Coal—5.9%
13,119	Alpha Natural Resources, Inc.*	$638,239
10,410	Arch Coal, Inc.	597,118
9,206	Foundation Coal Holdings, Inc.	552,176
13,901	Massey Energy Co.	727,439
		2,514,972
	Electric - Integrated—1.4%
20,253	MDU Resources Group, Inc.	584,704
	Energy - Alternate Sources—1.2%
18,545	Covanta Holding Corp.*	493,853
	Gas - Distribution—11.7%
15,336	AGL Resources, Inc.	521,424
8,864	Energen Corp.	604,879
15,574	Laclede Group (The), Inc.	589,009
15,597	Nicor, Inc.	547,767
18,353	Sempra Energy	1,040,064
20,767	UGI Corp.	539,942
20,639	Vectren Corp.	583,671
17,052	WGL Holdings, Inc.	559,306
		4,986,062
	Oil Companies - Exploration & Production—31.0%
15,298	Anadarko Petroleum Corp.	1,018,235
8,500	Apache Corp.	1,144,779
12,937	Berry Petroleum Co., Class A	640,640
24,772	Bois d'Arc Energy, Inc.*	592,051
10,092	Cimarex Energy Co.	628,732
16,678	Denbury Resources, Inc.*	509,680
9,492	Devon Energy Corp.	1,076,393
8,195	EOG Resources, Inc.	1,069,284
19,180	Mariner Energy, Inc.*	528,601
12,598	Noble Energy, Inc.	1,096,026
12,603	Occidental Petroleum Corp.	1,048,696
33,747	Petroquest Energy, Inc.*	701,263
14,421	St. Mary Land & Exploration Co.	630,486
10,478	Stone Energy Corp.*	638,529
9,644	Unit Corp.*	612,490
14,990	W&T Offshore, Inc.	613,091
8,688	Whiting Petroleum Corp.*	664,806
		13,213,782
	Oil Companies - Integrated—10.0%
11,252	Chevron Corp.	1,081,880
11,789	ConocoPhillips	1,015,622
11,206	Exxon Mobil Corp.	1,042,942
10,464	Hess Corp.	1,111,277
		4,251,721

Number of Shares		Value
	Common Stocks (Continued)
	Oil Field Machinery & Equipment—8.6%
22,954	Cameron International Corp.*	$1,130,026
15,611	Dresser-Rand Group, Inc.*	570,894
11,369	Dril-Quip, Inc.*	649,852
9,387	FMC Technologies, Inc.*	630,806
9,305	Lufkin Industries, Inc.	702,062
		3,683,640
	Oil Refining & Marketing—0.9%
8,707	Sunoco, Inc.	404,092
	Oil & Gas Drilling—9.3%
16,295	ENSCO International, Inc.	1,038,480
85,783	Grey Wolf, Inc.*	537,859
11,864	Helmerich & Payne, Inc.	637,690
19,839	Noble Corp.	1,116,540
22,413	Patterson-UTI Energy, Inc.	626,219
		3,956,788
	Oil - Field Services—14.6%
25,459	Halliburton Co.	1,168,822
11,837	Hornbeck Offshore Services, Inc.*	590,311
39,368	Key Energy Services, Inc.*	539,342
8,864	Oceaneering International, Inc.*	591,938
12,615	Oil States International, Inc.*	631,507
11,279	Schlumberger Ltd.	1,134,103
5,541	SEACOR Holdings, Inc.*	471,595
13,071	Superior Energy Services, Inc.*	580,091
13,458	Trico Marine Services, Inc.*	507,232
		6,214,941
	Pipelines—1.3%
11,304	National Fuel Gas Co.	578,539
	Transport - Marine—2.9%
10,499	GulfMark Offshore, Inc.*	627,840
9,472	Tidewater, Inc.	617,764
		1,245,604
	Transport - Services—1.2%
10,081	Bristow Group, Inc.*	531,773
	Total Common Stocks (Cost $36,085,643)	42,660,471
	Money Market Fund—0.3%
123,133	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $123,133)	123,133
	Total Investments (Cost $36,208,776)—100.3%	42,783,604
	Liabilities in excess of other assets—(0.3%)	(108,780)
	Net Assets—100.0%	$42,674,824

*  Non-income producing security.

See Notes to Financial Statements.

35

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.8%
	Commercial Banks - Central U.S.—2.8%
7,315	BancFirst Corp.	$319,885
7,400	Commerce Bancshares, Inc.	321,900
		641,785
	Commercial Banks - Eastern U.S.—1.5%
13,946	Community Bank System, Inc.	355,484
	Commercial Banks - Western U.S.—3.0%
6,419	Bank of Hawaii Corp.	351,954
6,803	SVB Financial Group*	331,034
		682,988
	Data Processing/Management—1.2%
12,323	SEI Investments Co.	286,756
	Fiduciary Banks—7.4%
12,880	Bank of New York Mellon (The) Corp.	560,666
8,355	Northern Trust Corp.	619,189
7,193	State Street Corp.	518,903
		1,698,758
	Finance - Credit Card—2.8%
13,358	American Express Co.	641,451
	Finance - Investment Banker—10.7%
28,815	Charles Schwab (The) Corp.	622,404
6,616	Investment Technology Group, Inc.*	319,288
19,227	Knight Capital Group Inc., Class A	359,737
13,307	optionsXpress Holdings, Inc.	285,701
30,877	TD Ameritrade Holding Corp.*	558,874
32,105	TradeStation Group, Inc.*	299,540
		2,445,544
	Finance - Other Services—2.0%
16,116	GfI Group, Inc.	189,363
7,425	Nasdaq OMX (The) Group, Inc.*	270,641
		460,004
	Insurance Brokers—5.6%
13,580	AON Corp.	616,396
6,245	Erie Indemnity Co., Class A	333,608
9,382	Willis Group Holdings Ltd.	326,025
		1,276,029
	Investment Management/Advisory Service—4.5%
11,158	Ameriprise Financial, Inc.	529,893
7,595	Federated Investors, Inc., Class B	254,281
5,502	GAMCO Investors Inc., Class A	253,147
		1,037,321

Number of Shares		Value
	Common Stocks (Continued)
	Life/Health Insurance—10.5%
9,054	AFLAC, Inc.	$603,631
10,220	Delphi Financial Group, Inc., Class A	278,188
7,743	Prudential Financial, Inc.	586,223
5,633	Reinsurance Group of America, Inc.	292,803
6,279	StanCorp Financial Group, Inc.	321,736
5,114	Torchmark Corp.	331,080
		2,413,661
	Multi-line Insurance—18.5%
10,047	ACE Ltd.	605,733
11,838	Allstate (The) Corp.	596,162
11,914	American Financial Group, Inc.	326,682
4,928	Assurant, Inc.	320,320
7,054	Hanover Insurance Group (The), Inc.	316,584
12,810	HCC Insurance Holdings, Inc.	316,151
17,734	Horace Mann Educators Corp.	300,059
13,505	Loews Corp.	568,696
9,699	MetLife, Inc.	590,184
8,973	United Fire & Casualty Co.	295,660
		4,236,231
	Property/Casualty Insurances—23.9%
4,501	Arch Capital Group Ltd.*	317,996
11,101	Chubb (The) Corp.	588,020
9,179	Harleysville Group, Inc.	334,575
663	Markel Corp.*	288,007
6,759	Mercury General Corp.	337,207
11,200	National Interstate Corp.	254,800
5,632	Navigators Group (The), Inc.*	275,968
9,086	Philadelphia Consolidated Holding Co.*	335,092
5,796	ProAssurance Corp.*	306,782
5,901	RLI Corp.	283,248
6,663	Safeco Corp.	444,689
8,310	Safety Insurance Group, Inc.	298,329
12,972	Selective Insurance Group	276,563
12,175	Travelers (The) Cos., Inc.	613,619
16,429	United America Indemnity Ltd., Class A*	253,992
10,705	W.R. Berkley Corp.	275,011
		5,483,898
	Reinsurance—5.4%
11,365	IPC Holdings Ltd.	330,835
8,519	Odyssey Re Holdings Corp.	304,810
4,009	PartnerRe Ltd.	296,586
4,573	Transatlantic Holdings, Inc.	296,559
		1,228,790
	Total Common Stocks (Cost $23,781,062)	22,888,700

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares Dynamic Financial Sector Portfolio

April 30, 2008

Number of Shares		Value
	Money Market Fund—0.6%
151,396	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $151,396)	$151,396
	Total Investments (Cost $23,932,458)—100.4%	23,040,096
	Liabilities in excess of other assets—(0.4%)	(96,741)
	Net Assets—100.0%	$22,943,355

*  Non-income producing security.

See Notes to Financial Statements.

37

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—5.8%
170,079	Incyte Corp.*	$1,845,357
58,808	Martek Biosciences Corp.*	2,073,570
120,479	Millennium Pharmaceuticals, Inc.*	2,996,313
		6,915,240
	Commercial Services—3.8%
104,108	AMN Healthcare Services, Inc.*	1,518,936
96,038	Healthspring, Inc.*	1,617,280
58,463	PharmaNet Development Group, Inc.*	1,394,927
		4,531,143
	Distribution/Wholesale—1.5%
39,224	Owens & Minor, Inc.	1,777,632
	Electronics—10.9%
28,807	Analogic Corp.	1,658,995
50,000	Applera Corp. - Applied Biosystems Group	1,595,500
22,833	Dionex Corp.*	1,785,997
55,249	Thermo Fisher Scientific, Inc.*	3,197,261
31,126	Varian, Inc.*	1,585,247
51,838	Waters Corp.*	3,185,963
		13,008,963
	Healthcare - Products—24.5%
52,357	Baxter International, Inc.	3,262,888
24,970	Beckman Coulter, Inc.	1,705,451
34,174	Becton, Dickinson & Co.	3,055,156
32,599	C.R. Bard, Inc.	3,069,848
62,519	Conmed Corp.*	1,595,485
48,433	Datascope Corp.	1,814,300
38,649	Edwards Lifesciences Corp.*	2,141,928
35,254	Gen-Probe, Inc.*	1,986,915
29,010	Haemonetics Corp.*	1,660,242
28,175	Henry Schein, Inc.*	1,560,050
67,528	Invacare Corp.	1,218,205
32,798	Kinetic Concepts, Inc.*	1,300,769
49,183	Meridian Bioscience, Inc.	1,324,498
47,883	Patterson Cos., Inc.*	1,637,599
24,645	Techne Corp.*	1,787,255
		29,120,589
	Healthcare - Services—29.0%
62,300	Aetna, Inc.	2,716,279
40,990	Air Methods Corp.*	1,643,699
39,397	Amedisys, Inc.*	2,040,765
46,819	AMERIGROUP Corp.*	1,216,826
94,055	Centene Corp.*	1,727,790
69,315	CIGNA Corp.	2,960,443
59,574	Coventry Health Care, Inc.*	2,664,744
78,175	Gentiva Health Services, Inc.*	1,699,525
38,359	Health Net, Inc.*	1,123,535
45,223	Humana, Inc.*	2,161,207
51,862	Lincare Holdings, Inc.*	1,262,321

Number of Shares		Value
	Common Stocks (Continued)
38,898	Magellan Health Services, Inc.*	$1,501,074
53,253	Molina Healthcare, Inc.*	1,322,272
25,534	Pediatrix Medical Group, Inc.*	1,736,823
78,250	Res-Care, Inc.*	1,274,693
83,440	Triple-S Management Corp., Class B*	1,521,946
66,482	UnitedHealth Group, Inc.	2,169,308
35,304	WellCare Health Plans, Inc.*	1,545,609
44,092	WellPoint, Inc.*	2,193,577
		34,482,436
	Internet—1.4%
140,926	eResearch Technology, Inc.*	1,716,479
	Pharmaceuticals—23.1%
57,705	Abbott Laboratories	3,043,939
74,067	AmerisourceBergen Corp.	3,003,417
27,933	Cephalon, Inc.*	1,743,299
64,185	Endo Pharmaceuticals Holdings, Inc.*	1,593,714
52,284	Express Scripts, Inc.*	3,660,925
77,699	Forest Laboratories, Inc.*	2,696,932
82,177	Medicis Pharmaceutical Corp., Class A	1,692,846
46,885	OSI Pharmaceuticals, Inc.*	1,624,565
50,434	Perrigo Co.	2,067,290
138,692	Pfizer, Inc.	2,789,096
99,911	Warner Chilcott Ltd., Class A*	1,719,468
60,606	Watson Pharmaceuticals, Inc.*	1,881,210
		27,516,701
	Total Investments (Cost $128,760,124)—100.0%	119,069,183
	Liabilities in excess of other assets—(0.0%)	(49,900)
	Net Assets—100.0%	$119,019,283

*  Non-income producing security.

See Notes to Financial Statements.

38

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.2%
	Aerospace/Defense—22.1%
4,420	Alliant Techsystems, Inc.*	$486,112
13,521	BE Aerospace, Inc.*	545,708
8,268	DRS Technologies, Inc.	516,254
10,387	General Dynamics Corp.	939,193
14,355	Goodrich Corp.	978,292
8,000	L-3 Communications Holdings, Inc.	891,600
8,239	Lockheed Martin Corp.	873,664
10,816	Northrop Grumman Corp.	795,733
21,420	Orbital Sciences Corp.*	576,412
13,112	Raytheon Co.	838,775
10,445	Teledyne Technologies, Inc.*	613,435
		8,055,178
	Commercial Services—10.7%
52,108	Cbiz, Inc.*	462,198
12,211	CRA International, Inc.*	421,035
15,937	Exponent Inc.*	537,714
27,509	Korn/Ferry International*	513,318
8,180	Manpower, Inc.	549,124
17,208	Robert Half International, Inc.	407,830
37,132	TrueBlue, Inc.*	472,690
8,741	Watson Wyatt Worldwide, Inc.	512,397
		3,876,306
	Electric—1.6%
35,867	Pike Electric Corp.*	575,307
	Electrical Components & Equipment—2.8%
28,949	GrafTech International Ltd.*	568,848
10,223	Hubbell, Inc., Class B	457,275
		1,026,123
	Electronics—1.5%
14,166	II-VI, Inc.*	526,125
	Engineering & Construction—9.9%
6,105	Fluor Corp.	933,272
10,589	Jacobs Engineering Group, Inc.*	914,148
13,916	KBR, Inc.	401,337
16,283	McDermott International, Inc.*	872,443
11,514	URS Corp.*	464,475
		3,585,675
	Environmental Control—3.7%
27,848	Republic Services, Inc.	885,288
12,676	Waste Industries USA, Inc.	478,519
		1,363,807
	Hand/Machine Tools—1.5%
6,908	Lincoln Electric Holdings, Inc.	527,080

Number of Shares		Value
	Common Stocks (Continued)
	Machinery - Diversified—8.7%
13,110	AGCO Corp.*	$788,304
16,778	Applied Industrial Technologies, Inc.	405,356
16,193	Columbus McKinnon Corp.*	458,424
12,564	Gardner Denver, Inc.*	583,598
11,383	Manitowoc (The) Co., Inc.	430,505
8,222	Roper Industries, Inc.	510,751
		3,176,938
	Metal Fabricate/Hardware—2.5%
8,137	Dynamic Materials Corp.	382,683
16,142	Mueller Industries, Inc.	522,517
		905,200
	Miscellaneous Manufacturing—17.4%
6,930	Brink's (The) Co.	504,158
20,277	Cooper Industries Ltd., Class A	859,542
11,248	Crane Co.	460,493
10,999	Donaldson Co., Inc.	478,896
20,482	Dover Corp.	1,013,245
10,544	Eaton Corp.	926,185
13,157	Parker Hannifin Corp.	1,050,586
15,840	Raven Industries, Inc.	485,338
4,532	SPX Corp.	557,436
		6,335,879
	Retail—2.6%
11,130	Copart, Inc.*	454,883
31,294	Rush Enterprises, Inc., Class A*	504,459
		959,342
	Telecommunications—1.0%
15,349	GeoEye, Inc.*	353,487
	Textiles—1.3%
16,115	Cintas Corp.	477,165
	Transportation—12.9%
9,167	Atlas Air Worldwide Holdings Inc.*	556,254
15,464	HUB Group, Inc., Class A*	505,518
16,944	J.B. Hunt Transport Services, Inc.	575,588
10,288	Kirby Corp.*	564,194
9,999	Landstar System, Inc.	519,548
16,077	Norfolk Southern Corp.	957,867
17,020	Old Dominion Freight Line, Inc.*	522,514
26,069	Werner Enterprises, Inc.	507,042
		4,708,525
	Total Common Stocks (Cost $35,933,217)	36,452,137

See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares Dynamic Industrials Sector Portfolio

April 30, 2008

Number of Shares		Value
	Money Market Fund—0.4%
154,694	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $154,694)	$154,694
	Total Investments (Cost $36,087,911)—100.6%	36,606,831
	Liabilities in excess of other assets—(0.6%)	(210,252)
	Net Assets—100.0%	$36,396,579

*  Non-income producing security.

See Notes to Financial Statements.

40

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Services—5.4%
32,851	Convergys Corp.*	$516,418
11,958	Global Payments, Inc.	529,261
12,022	Hewitt Associates, Inc., Class A*	492,902
24,888	SAIC, Inc.*	472,872
		2,011,453
	Computers—24.8%
19,505	Ansoft Corp.*	646,786
6,956	Apple, Inc.*	1,209,996
61,686	Brocade Communications Systems, Inc.*	441,672
44,667	Cadence Design Systems, Inc.*	497,144
20,016	Computer Sciences Corp.*	872,497
6,752	DST Systems, Inc.*	404,040
18,205	Hewlett-Packard Co.	843,802
7,638	International Business Machines Corp.	921,907
14,362	Lexmark International, Inc., Class A*	450,823
14,806	Micros Systems, Inc.*	527,834
21,407	NCR Corp.*	527,254
40,226	NetApp, Inc.*	973,469
71,441	Smart Modular Technologies WWH, Inc.*	430,789
20,438	Synopsys, Inc.*	472,322
		9,220,335
	Electronics—10.2%
23,524	Amphenol Corp., Class A	1,086,337
14,547	Arrow Electronics, Inc.*	395,824
10,720	Dolby Laboratories, Inc., Class A*	430,408
4,856	Mettler-Toledo International, Inc.*	462,583
19,151	Plexus Corp.*	461,348
12,049	Rofin-Sinar Technologies, Inc.*	458,826
14,974	Rogers Corp.*	512,710
		3,808,036
	Internet—3.6%
65,611	EarthLink, Inc.*	599,028
10,523	Sohu.com, Inc.*	727,455
		1,326,483
	Machinery - Diversified—1.4%
14,237	Zebra Technologies Corp., Class A*	523,210
	Semiconductors—23.2%
40,510	Amkor Technology, Inc.*	386,871
14,165	Cabot Microelectronics Corp.*	482,318
31,880	Emulex Corp.*	417,309
43,593	Intel Corp.	970,380
11,401	MEMC Electronic Materials, Inc.*	717,921
64,540	Micrel, Inc.	633,783
28,802	National Semiconductor Corp.	587,273
21,484	Novellus Systems, Inc.*	469,640
29,929	QLogic Corp.*	477,667
37,235	Semtech Corp.*	604,696
15,327	Silicon Laboratories, Inc.*	517,593

Number of Shares		Value
	Common Stocks (Continued)
16,732	Standard Microsystems Corp.*	$496,104
39,564	Teradyne, Inc.*	525,806
29,028	Texas Instruments, Inc.	846,456
23,600	Verigy Ltd. (Singapore)*	504,332
		8,638,149
	Software—19.1%
37,322	Acxiom Corp.	441,519
25,845	Adobe Systems, Inc.*	963,760
12,694	Ansys, Inc.*	510,680
26,942	BMC Software, Inc.*	936,504
38,010	CA, Inc.	841,541
31,950	Microsoft Corp.	911,214
46,260	Oracle Corp.*	964,521
16,621	Progress Software Corp.*	502,453
12,474	SPSS, Inc.*	526,902
17,820	Sybase, Inc.*	524,264
		7,123,358
	Telecommunications—12.3%
25,753	Adtran, Inc.	609,316
35,686	Cisco Systems, Inc.*	914,989
11,327	CommScope, Inc.*	538,599
10,935	Comtech Telecommunications Corp.*	423,513
17,810	Harris Corp.	962,274
18,487	NeuStar, Inc., Class A*	508,577
25,152	Plantronics, Inc.	626,536
		4,583,804
	Total Investments (Cost $37,053,734)—100.0%	37,234,828
	Liabilities in excess of other assets—0.0%	10,718
	Net Assets—100.0%	$37,245,546

*  Non-income producing security.

See Notes to Financial Statements.

41

Schedule of Investments

PowerShares Dynamic Telecommunications & Wireless Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.6%
	Broadcast Services/Program—4.6%
24,091	Liberty Global, Inc., Class A*	$852,580
	Cable TV—17.7%
46,358	Comcast Corp., Class A	952,658
36,160	DIRECTV Group (The), Inc.*	890,982
30,550	DISH Network Corp., Class A*	911,612
113,063	Mediacom Communications Corp., Class A*	485,040
		3,240,292
	Cellular Telecommications—4.9%
29,150	Syniverse Holdings, Inc.*	457,947
7,843	United States Cellular Corp.*	432,541
		890,488
	Electronic Components - Miscellaneous—3.4%
15,429	Garmin Ltd.	631,046
	Electronic Measuring Instruments—3.2%
18,072	Trimble Navigation Ltd.*	592,581
	Networking Products—5.2%
37,169	Cisco Systems, Inc.*	953,013
	Telecommunication Equipment—9.0%
11,389	Comtech Telecommunications Corp.*	441,096
10,118	Harris Corp.	546,676
26,198	Plantronics, Inc.	652,592
		1,640,364
	Telecommunication Services—8.3%
11,781	Embarq Corp.	489,736
23,164	NTELOS Holdings Corp.	599,485
32,939	Virgin Media, Inc.	424,913
		1,514,134
	Telephone - Integrated—31.9%
43,609	Alaska Communications Systems Group, Inc.	487,549
26,007	AT&T, Inc.	1,006,730
16,068	Atlantic Tele-Network, Inc.	500,197
13,653	CenturyTel, Inc.	443,040
127,342	Cincinnati Bell, Inc.*	590,867
46,004	Citizens Communications Co.	493,163
91,497	Qwest Communications International, Inc.	472,125
10,535	Telephone & Data Systems, Inc.	403,491
24,940	Verizon Communications, Inc.	959,690
42,015	Windstream Corp.	493,256
		5,850,108
	Web Portals/ISP—6.3%
68,338	Earthlink, Inc.*	623,926
49,507	United Online, Inc.	528,735
		1,152,661

Number of Shares		Value
	Common Stocks (Continued)
	Wireless Equipment—5.1%
46,700	Novatel Wireless, Inc.*	$416,564
23,562	Viasat, Inc.*	520,720
		937,284
	Total Common Stocks (Cost $19,515,537)	18,254,551
	Money Market Fund—1.4%
255,207	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $255,207)	255,207
	Total Investments (Cost $19,770,744)—101.0%	18,509,758
	Liabilities in excess of other assets—(1.0%)	(190,182)
	Net Assets—100.0%	$18,319,576

*  Non-income producing security.

See Notes to Financial Statements.

42

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Electric - Integrated—65.2%
29,419	Alliant Energy Corp.	$1,108,214
28,580	Black Hills Corp.	1,114,906
46,914	Dominion Resources, Inc.	2,035,597
25,673	DTE Energy Co.	1,034,879
106,826	Duke Energy Corp.	1,955,984
37,930	Edison International	1,978,808
27,722	FirstEnergy Corp.	2,096,891
45,504	Hawaiian Electric Industries, Inc.	1,121,674
33,075	NSTAR	1,065,346
40,445	Pepco Holdings, Inc.	1,007,485
49,754	PG&E Corp.	1,990,160
43,808	Portland General Electric Co.	1,051,392
41,290	PPL Corp.	1,982,746
42,488	Public Service Enterprise Group, Inc.	1,865,648
26,988	SCANA Corp.	1,064,137
68,226	TECO Energy, Inc.	1,092,298
43,215	Unisource Energy Corp.	1,350,037
23,430	Wisconsin Energy Corp.	1,111,988
		26,028,190
	Energy - Alternate Sources—2.4%
35,636	Covanta Holding Corp.*	948,987
	Gas - Distribution—21.1%
29,470	AGL Resources, Inc.	1,001,980
29,928	Laclede Group (The), Inc.	1,131,877
33,320	New Jersey Resources Corp.	1,061,242
29,972	Nicor, Inc.	1,052,617
35,267	Sempra Energy	1,998,580
39,660	Vectren Corp.	1,121,585
32,768	WGL Holdings, Inc.	1,074,790
		8,442,671
	Independent Power Producer—8.5%
27,623	Mirant Corp.*	1,135,582
24,765	NRG Energy, Inc.*	1,088,422
44,826	Reliant Energy, Inc.*	1,153,821
		3,377,825
	Pipelines—2.8%
21,722	National Fuel Gas Co.	1,111,732
	Total Common Stocks (Cost $38,830,249)	39,909,405

Number of Shares		Value
	Money Market Fund—0.6%
252,056	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $252,056)	$252,056
	Total Investments (Cost $39,082,305)—100.6%	40,161,461
	Liabilities in excess of other assets—(0.6%)	(232,409)
	Net Assets—100.0%	$39,929,052

*  Non-income producing security.

See Notes to Financial Statements.

43

Statements of Assets and Liabilities

PowerShares Exchange-Traded Funds

April 30, 2008

	PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares Dynamic Energy Sector Portfolio	PowerShares Dynamic Financial Sector Portfolio
ASSETS:
Investments at value	$43,791,617	$11,272,248	$24,052,722	$42,783,604	$23,040,096
Cash	—	—	47,320	—	—
Receivables:
Dividends	39,303	7,633	26,266	30,265	10,716
Shares sold	—	—	—	—	—
Expense waivers due from Adviser	4,439	—	2,059	2,385	—
Total Assets	43,835,359	11,279,881	24,128,367	42,816,254	23,050,812
LIABILITIES:
Due to custodian	217,092	3,058	—	74,558	51,219
Payables:
Investments purchased	—	—	—	—	—
Expense recapture due to Adviser	—	891	—	—	356
Accrued advisory fees	17,168	4,584	9,897	17,115	9,365
Accrued expenses	51,078	44,390	46,762	49,757	46,517
Total Liabilities	285,338	52,923	56,659	141,430	107,457
NET ASSETS	$43,550,021	$11,226,958	$24,071,708	$42,674,824	$22,943,355
NET ASSETS CONSIST OF:
Shares of beneficial interest	$41,639,214	$13,780,204	$25,811,462	$38,349,232	$25,070,234
Undistributed net investment income (loss)	96,459	—	32,020	51,637	54,347
Accumulated net realized loss on investments	(2,100,022)	(2,191,952)	(1,551,186)	(2,300,873)	(1,288,864)
Net unrealized appreciation (depreciation) on investments	3,914,370	(361,294)	(220,588)	6,574,828	(892,362)
Net Assets	$43,550,021	$11,226,958	$24,071,708	$42,674,824	$22,943,355
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,200,000	500,000	900,000	1,100,000	1,000,000
Net asset value	$36.29	$22.45	$26.75	$38.80	$22.94
Investments at cost	$39,877,247	$11,633,542	$24,273,310	$36,208,776	$23,932,458

See Notes to Financial Statements.

44

	PowerShares Dynamic Healthcare Sector Portfolio	PowerShares Dynamic Industrials Sector Portfolio	PowerShares Dynamic Technology Sector Portfolio	PowerShares Dynamic Telecommunications & Wireless Portfolio	PowerShares Dynamic Utilities Portfolio
ASSETS:
Investments at value	$119,069,183	$36,606,831	$37,234,828	$18,509,758	$40,161,461
Cash	20,370	—	67,303	—	—
Receivables:
Dividends	32,549	8,703	5,221	21,640	47,917
Shares sold	—	3,043,271	—	—	—
Expense waivers due from Adviser	8,237	1,916	3,877	14,363	6,678
Total Assets	119,130,339	39,660,721	37,311,229	18,545,761	40,216,056
LIABILITIES:
Due to custodian	—	162,397	—	178,597	231,407
Payables:
Investments purchased	—	3,043,476	—	—	—
Expense recapture due to Adviser	—	—	—	—	—
Accrued advisory fees	47,946	11,657	14,886	7,405	16,112
Accrued expenses	63,110	46,612	50,797	40,183	39,485
Total Liabilities	111,056	3,264,142	65,683	226,185	287,004
NET ASSETS	$119,019,283	$36,396,579	$37,245,546	$18,319,576	$39,929,052
NET ASSETS CONSIST OF:
Shares of beneficial interest	$138,401,487	$40,745,017	$44,353,548	$25,627,386	$41,621,425
Undistributed net investment income (loss)	—	11,088	—	—	185,518
Accumulated net realized loss on investments	(9,691,263)	(4,878,446)	(7,289,096)	(6,046,824)	(2,957,047)
Net unrealized appreciation (depreciation) on investments	(9,690,941)	518,920	181,094	(1,260,986)	1,079,156
Net Assets	$119,019,283	$36,396,579	$37,245,546	$18,319,576	$39,929,052
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,600,000	1,200,000	1,500,000	1,200,000	2,100,000
Net asset value	$25.87	$30.33	$24.83	$15.27	$19.01
Investments at cost	$128,760,124	$36,087,911	$37,053,734	$19,770,744	$39,082,305

45

Statements of Operations

Year Ended April 30, 2008

	PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares Dynamic Energy Sector Portfolio	PowerShares Dynamic Financial Sector Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$522,599	$169,047	$381,142	$356,279	$250,477
Affiliated money market dividend income	2,565	1,245	889	2,487	2,026
Total Income	525,164	170,292	382,031	358,766	252,503
EXPENSES:
Advisory fees	161,486	80,226	99,874	163,545	70,669
Administration & Accounting fees	75,102	75,090	75,133	75,058	75,138
Sub-licensing	16,149	8,023	9,987	16,355	7,067
Audit	15,848	15,848	15,849	15,848	15,848
Professional tax review	10,464	10,464	10,464	10,464	10,464
Printing	9,467	348	3,318	7,751	890
Offering costs	8,494	8,626	8,409	10,786	9,563
Custodian & transfer agent fees	6,111	6,109	6,118	6,102	6,118
Trustees	5,155	4,984	4,915	5,262	4,781
Registration & filings	603	84	348	430	207
Legal	—	—	—	—	—
Listing fee and expenses	28	32	17	34	14
Other expenses	872	789	518	880	366
Total Expenses	309,779	210,623	234,950	312,515	201,125
(Waivers) and/or Recapture	(91,354)	(97,703)	(96,704)	(89,121)	(99,693)
Net Expenses	218,425	112,920	138,246	223,394	101,432
Net Investment Income (Loss)	306,739	57,372	243,785	135,372	151,071
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(2,085,719)	(1,894,952)	(1,388,531)	(2,092,325)	(1,016,494)
In-kind redemptions	3,826,944	(1,383,400)	1,336,374	4,898,027	356,599
Net realized gain (loss)	1,741,225	(3,278,352)	(52,157)	2,805,702	(659,895)
Net change in unrealized appreciation/(depreciation) on investments	1,959,923	(1,171,467)	(985,452)	3,251,353	(1,332,472)
Net realized and unrealized gain (loss) on investments	3,701,148	(4,449,819)	(1,037,609)	6,057,055	(1,992,367)
Net increase (decrease) in net assets resulting from operations	$4,007,887	$(4,392,447)	$(793,824)	$6,192,427	$(1,841,296)

See Notes to Financial Statements.

46

	PowerShares Dynamic Healthcare Sector Portfolio	PowerShares Dynamic Industrials Sector Portfolio	PowerShares Dynamic Technology Sector Portfolio	PowerShares Dynamic Telecommunications & Wireless Portfolio	PowerShares Dynamic Utilities Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$457,361	$434,429	$109,480	$459,595	$1,229,924
Affiliated money market dividend income	143	1,619	—	6,018	1,130
Total Income	457,504	436,048	109,480	465,613	1,231,054
EXPENSES:
Advisory fees	468,210	193,324	170,545	148,732	208,608
Administration & Accounting fees	75,111	75,026	75,074	80,738	80,738
Sub-licensing	46,821	19,332	17,055	8,924	12,516
Audit	15,848	15,848	15,848	15,848	15,848
Professional tax review	10,464	10,464	10,464	10,821	11,072
Printing	27,219	10,382	9,146	10,326	5,593
Offering costs	11,225	11,951	9,866	—	—
Custodian & transfer agent fees	7,423	6,096	6,106	6,460	6,553
Trustees	6,439	5,464	5,325	5,385	5,636
Registration & filings	3,042	124	635	—	—
Legal	—	—	—	1,440	1,672
Listing fee and expenses	93	41	42	9,572	6,824
Other expenses	2,630	1,213	1,021	1,546	3,811
Total Expenses	674,525	349,265	321,127	299,792	358,871
(Waivers) and/or Recapture	(54,628)	(85,993)	(89,552)	(112,390)	(96,025)
Net Expenses	619,897	263,272	231,575	187,402	262,846
Net Investment Income (Loss)	(162,393)	172,776	(122,095)	278,211	968,208
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(9,443,562)	(4,683,570)	(6,754,333)	(4,265,917)	(2,055,367)
In-kind redemptions	5,116,230	5,617,928	3,866,099	3,464,530	3,306,991
Net realized gain (loss)	(4,327,332)	934,358	(2,888,234)	(801,387)	1,251,624
Net change in unrealized appreciation/(depreciation) on investments	(10,832,188)	(1,455,235)	(1,461,170)	(5,689,699)	(5,229,214)
Net realized and unrealized gain (loss) on investments	(15,159,520)	(520,877)	(4,349,404)	(6,491,086)	(3,977,590)
Net increase (decrease) in net assets resulting from operations	$(15,321,913)	$(348,101)	$(4,471,499)	$(6,212,875)	$(3,009,382)

47

Statements of Changes in Net Assets

	PowerShares Dynamic Basic Materials Sector Portfolio		PowerShares Dynamic Consumer Discretionary Sector Portfolio		PowerShares Dynamic Consumer Staples Sector Portfolio
	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
OPERATIONS:
Net investment income	$306,739	$120,727	$57,372	$46,399	$243,785	$228,759
Net realized gain (loss) on investments	1,741,225	1,065,296	(3,278,352)	866,240	(52,157)	401,327
Net change in unrealized appreciation/(depreciation) of investments	1,959,923	1,954,447	(1,171,467)	810,173	(985,452)	764,864
Net increase (decrease) in net assets resulting from operations	4,007,887	3,140,470	(4,392,447)	1,722,812	(793,824)	1,394,950
Undistributed net investment income (loss) included in the price of units issued and redeemed	31,241	9,184	12,537	(54,343)	160,815	18,869
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(220,357)	(110,650)	(70,989)	(32,796)	(286,444)	(154,080)
Return of capital	—	—	(11,300)	—	—	—
Total distributions to shareholders	(220,357)	(110,650)	(82,289)	(32,796)	(286,444)	(154,080)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	40,891,183	27,194,924	140,023,221	39,571,339	38,717,136	23,102,425
Value of shares repurchased	(20,116,550)	(11,236,886)	(141,477,925)	(24,104,957)	(24,829,491)	(13,078,964)
Net income equalization	(31,241)	(9,184)	(12,537)	54,343	(160,815)	(18,869)
Net increase (decrease) in net assets resulting from shares transactions	20,743,392	15,948,854	(1,467,241)	15,520,725	13,726,830	10,004,592
Increase (Decrease) in Net Assets	24,562,163	18,987,858	(5,929,440)	17,156,398	12,807,377	11,264,331
NET ASSETS:
Beginning of period	18,987,858	—	17,156,398	—	11,264,331	—
End of period	$43,550,021	$18,987,858	$11,226,958	$17,156,398	$24,071,708	$11,264,331
Undistributed net investment income at end of period	$96,459	$10,077	$—	$13,617	$32,020	$74,679
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,200,000	1,000,000	5,400,000	1,500,000	1,400,000	900,000
Shares repurchased	(600,000)	(400,000)	(5,500,000)	(900,000)	(900,000)	(500,000)
Shares outstanding, beginning of period	600,000	—	600,000	—	400,000	—
Shares outstanding, end of period	1,200,000	600,000	500,000	600,000	900,000	400,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

48

	PowerShares Dynamic Energy Sector Portfolio		PowerShares Dynamic Financial Sector Portfolio
	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
OPERATIONS:
Net investment income	$135,372	$26,672	$151,071	$65,061
Net realized gain (loss) on investments	2,805,702	473,132	(659,895)	(78,445)
Net change in unrealized appreciation/(depreciation) of investments	3,251,353	3,323,475	(1,332,472)	440,110
Net increase (decrease) in net assets resulting from operations	6,192,427	3,823,279	(1,841,296)	426,726
Undistributed net investment income (loss) included in the price of units issued and redeemed	19,097	—	31,709	(10,327)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(75,016)	(19,296)	(115,884)	(46,128)
Return of capital	—	—	—	—
Total distributions to shareholders	(75,016)	(19,296)	(115,884)	(46,128)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	54,703,703	23,757,197	29,172,553	22,623,052
Value of shares repurchased	(37,283,571)	(8,423,899)	(12,226,396)	(15,049,272)
Net income equalization	(19,097)	—	(31,709)	10,327
Net increase (decrease) in net assets resulting from shares transactions	17,401,035	15,333,298	16,914,448	7,584,107
Increase (Decrease) in Net Assets	23,537,543	19,137,281	14,988,977	7,954,378
NET ASSETS:
Beginning of period	19,137,281	—	7,954,378	—
End of period	$42,674,824	$19,137,281	$22,943,355	$7,954,378
Undistributed net investment income at end of period	$51,637	$4,453	$54,347	$18,933
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,600,000	900,000	1,200,000	900,000
Shares repurchased	(1,100,000)	(300,000)	(500,000)	(600,000)
Shares outstanding, beginning of period	600,000	—	300,000	—
Shares outstanding, end of period	1,100,000	600,000	1,000,000	300,000

49

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Healthcare Sector Portfolio		PowerShares Dynamic Industrials Sector Portfolio		PowerShares Dynamic Technology Sector Portfolio
	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
OPERATIONS:
Net investment income (loss)	$(162,393)	$(29,255)	$172,776	$29,984	$(122,095)	$(43,528)
Net realized gain (loss) on investments	(4,327,332)	884,944	934,358	711,614	(2,888,234)	67,100
Net change in unrealized appreciation/depreciation of investments	(10,832,188)	1,141,247	(1,455,235)	1,974,155	(1,461,170)	1,642,264
Net increase (decrease) in net assets resulting from operations	(15,321,913)	1,996,936	(348,101)	2,715,753	(4,471,499)	1,665,836
Undistributed net investment income (loss) included in the price of units issued and redeemed	(127,828)	(34,205)	2,552	6,933	(66,231)	(11,761)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(164,357)	(30,567)	—	—
Return of capital	—	—	—	(6,775)	—	—
Total distributions to shareholders	—	—	(164,357)	(37,342)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	144,890,658	68,579,509	120,525,074	34,518,651	62,259,099	30,855,070
Value of shares repurchased	(67,732,497)	(13,393,410)	(110,025,370)	(10,787,729)	(42,752,339)	(10,310,621)
Net income equalization	127,828	34,205	(2,552)	(6,933)	66,231	11,761
Net increase (decrease) in net assets resulting from shares transactions	77,285,989	55,220,304	10,497,152	23,723,989	19,572,991	20,556,210
Increase (Decrease) in Net Assets	61,836,248	57,183,035	9,987,246	26,409,333	15,035,261	22,210,285
NET ASSETS:
Beginning of period	57,183,035	—	26,409,333	—	22,210,285	—
End of period	$119,019,283	$57,183,035	$36,396,579	$26,409,333	$37,245,546	$22,210,285
Undistributed net investment income at end of period	$—	$—	$11,088	$—	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	5,000,000	2,500,000	3,900,000	1,300,000	2,300,000	1,200,000
Shares repurchased	(2,400,000)	(500,000)	(3,600,000)	(400,000)	(1,600,000)	(400,000)
Shares outstanding, beginning of period	2,000,000	—	900,000	—	800,000	—
Shares outstanding, end of period	4,600,000	2,000,000	1,200,000	900,000	1,500,000	800,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

50

	PowerShares Dynamic Telecommunications & Wireless Portfolio		PowerShares Dynamic Utilities Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$278,211	$375,426	$968,208	$1,124,826
Net realized gain (loss) on investments	(801,387)	2,858,070	1,251,624	4,467,863
Net change in unrealized appreciation/depreciation of investments	(5,689,699)	2,042,772	(5,229,214)	5,735,162
Net increase (decrease) in net assets resulting from operations	(6,212,875)	5,276,268	(3,009,382)	11,327,851
Undistributed net investment income (loss) included in the price of units issued and redeemed	(37,684)	(39,739)	(107,405)	119,398
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(353,595)	(325,394)	(935,373)	(1,025,489)
Return of capital	(339,866)	—	—	—
Total distributions to shareholders	(693,461)	(325,394)	(935,373)	(1,025,489)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	21,542,359	30,113,496	54,291,229	90,348,494
Value of shares repurchased	(29,922,409)	(33,127,001)	(69,996,903)	(63,932,035)
Net income equalization	37,684	39,739	107,405	(119,398)
Net increase (decrease) in net assets resulting from shares transactions	(8,342,366)	(2,973,766)	(15,598,269)	26,297,061
Increase (Decrease) in Net Assets	(15,286,386)	1,937,369	(19,650,429)	36,718,821
NET ASSETS:
Beginning of period	33,605,962	31,668,593	59,579,481	22,860,660
End of period	$18,319,576	$33,605,962	$39,929,052	$59,579,481
Undistributed net investment income at end of period	$—	$75,384	$185,518	$152,683
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,100,000	1,700,000	2,800,000	5,000,000
Shares repurchased	(1,600,000)	(1,900,000)	(3,600,000)	(3,500,000)
Shares outstanding, beginning of period	1,700,000	1,900,000	2,900,000	1,400,000
Shares outstanding, end of period	1,200,000	1,700,000	2,100,000	2,900,000

51

Financial Highlights

PowerShares Dynamic Basic Materials Sector Portfolio

	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$31.65	$25.56
Net investment income**	0.33	0.24
Net realized and unrealized gain on investments	4.55	6.05
Total from operations	4.88	6.29
Distributions to shareholders from:
Net investment income	(0.24)	(0.20)
Net asset value at end of period	$36.29	$31.65
TOTAL RETURN***	15.47%	24.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$43,550	$18,988
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.68%	0.71	%†
Expenses, prior to Waivers and/or Recapture	0.96%	1.32	%†
Net investment income, after Waivers and/or Recapture	0.95%	1.52	%†
Portfolio turnover rate ††	28%	9%
Undistributed net investment income included in price of units issued and redeemed**#	$0.03	$0.02

PowerShares Dynamic Consumer Discretionary Sector Portfolio

	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.59	$25.43
Net investment income**	0.10	0.09
Net realized and unrealized gain (loss) on investments	(6.11)	3.23
Total from operations	(6.01)	3.32
Distributions to shareholders from:
Net investment income	(0.11)	(0.16)
Tax return of capital	(0.02)	—
Total distributions	(0.13)	(0.16)
Net asset value at end of period	$22.45	$28.59
TOTAL RETURN***	(21.10)%	13.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,227	$17,156
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%	0.72%†
Expenses, prior to Waivers and/or Recapture	1.31%	1.41%†
Net investment income, after Waivers and/or Recapture	0.36%	0.65%†
Portfolio turnover rate ††	95%	20%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

52

Financial Highlights (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio

	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.16	$25.25
Net investment income**	0.34	0.49
Net realized and unrealized gain (loss) on investments	(1.43)	2.69
Total from operations	(1.09)	3.18
Distributions to shareholders from:
Net investment income	(0.32)	(0.27)
Net asset value at end of period	$26.75	$28.16
TOTAL RETURN***	(3.94)%	12.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$24,072	$11,264
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.69%	0.73	%†
Expenses, prior to Waivers and/or Recapture	1.18%	1.46	%†
Net investment income, after Waivers and/or Recapture	1.22%	3.42	%†
Portfolio turnover rate ††	44%	18%
Undistributed net investment income included in price of units issued and redeemed**#	$0.22	$0.04

PowerShares Dynamic Energy Sector Portfolio

	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$31.90	$25.80
Net investment income**	0.14	0.05
Net realized and unrealized gain on investments	6.84	6.08
Total from operations	6.98	6.13
Distributions to shareholders from:
Net investment income	(0.08)	(0.03)
Net asset value at end of period	$38.80	$31.90
TOTAL RETURN***	21.93%	23.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$42,675	$19,137
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.68%	0.71	%†
Expenses, prior to Waivers and/or Recapture	0.96%	1.22	%†
Net investment income, after Waivers and/or Recapture	0.41%	0.28	%†
Portfolio turnover rate ††	50%	12%
Undistributed net investment income included in price of units issued and redeemed**#	$0.02	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

53

Financial Highlights (Continued)

PowerShares Dynamic Financial Sector Portfolio

	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.51	$25.16
Net investment income**	0.25	0.13
Net realized and unrealized gain (loss) on investments	(3.59)	1.31
Total from operations	(3.34)	1.44
Distributions to shareholders from:
Net investment income	(0.23)	(0.09)
Net asset value at end of period	$22.94	$26.51
TOTAL RETURN***	(12.69)%	5.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$22,943	$7,954
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.72%	0.72%†
Expenses, prior to Waivers and/or Recapture	1.42%	1.38%†
Net investment income, after Waivers and/or Recapture	1.07%	0.87%†
Portfolio turnover rate ††	50%	33%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.05	$(0.02)

PowerShares Dynamic Healthcare Sector Portfolio

	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.59	$25.01
Net investment loss**	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	(2.67)	3.62
Total from operations	(2.72)	3.58
Net asset value at end of period	$25.87	$28.59
TOTAL RETURN***	(9.51)%	14.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$119,019	$57,183
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.66%	0.71%†
Expenses, prior to Waivers and/or Recapture	0.72%	1.20%†
Net investment loss, after Waivers and/or Recapture	(0.17)%	(0.31)%†
Portfolio turnover rate ††	75%	14%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.04)	$(0.05)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

54

Financial Highlights (Continued)

PowerShares Dynamic Industrials Sector Portfolio

	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$29.34	$25.72
Net investment income**	0.14	0.04
Net realized and unrealized gain on investments	1.00	3.63
Total from operations	1.14	3.67
Distributions to shareholders from:
Net investment income	(0.15)	(0.04)
Return of capital	—	(0.01)
Total distributions	(0.15)	(0.05)
Net asset value at end of period	$30.33	$29.34
TOTAL RETURN***	3.90%	14.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$36,397	$26,409
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.68%	0.71%†
Expenses, prior to Waivers and/or Recapture	0.90%	1.19%†
Net investment income, after Waivers and/or Recapture	0.45%	0.30%†
Portfolio turnover rate ††	84%	14%
Undistributed net investment income included in price of units issued and redeemed**#	$— (a)	$0.01

PowerShares Dynamic Technology Sector Portfolio

	Year Ended April 30, 2008	For the Period October 12, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.76	$25.54
Net investment loss**	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	(2.84)	2.29
Total from operations	(2.93)	2.22
Net asset value at end of period	$24.83	$27.76
TOTAL RETURN***	(10.55)%	8.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$37,246	$22,210
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.68%	0.71%†
Expenses, prior to Waivers and/or Recapture	0.94%	1.25%†
Net investment loss, after Waivers and/or Recapture	(0.36)%	(0.49)%†
Portfolio turnover rate ††	77%	27%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.05)	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

55

Financial Highlights (Continued)

PowerShares Dynamic Telecommunications & Wireless Portfolio

	Year Ended April 30,		For the Period December 6, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.77	$16.67	$14.95
Net investment income**	0.18	0.22	0.05
Net realized and unrealized gain (loss) on investments	(4.23)	3.08	1.70
Total from operations	(4.05)	3.30	1.75
Distributions to shareholders from:
Net investment income	(0.23)	(0.20)	(0.03)
Return of capital	(0.22)	—	—
Total distributions	(0.45)	(0.20)	(0.03)
Net asset value at end of period	$15.27	$19.77	$16.67
TOTAL RETURN***	(20.96)%	19.93%	11.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$18,320	$33,606	$31,669
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.66%	0.67%†
Expenses, prior to Waivers and/or Recapture	1.01%	1.12%	0.97%†
Net investment income, after Waivers and/or Recapture	0.94%	1.24%	0.79%†
Portfolio turnover rate ††	49%	43%	3%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$(0.02)	$—

PowerShares Dynamic Utilities Portfolio

	Year Ended April 30,		For the Period October 26, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.54	$16.33	$15.32
Net investment income**	0.45	0.44	0.24
Net realized and unrealized gain (loss) on investments	(1.53)	4.16	0.96
Total from operations	(1.08)	4.60	1.20
Distributions to shareholders from:
Net investment income	(0.45)	(0.39)	(0.19)
Net asset value at end of period	$19.01	$20.54	$16.33
TOTAL RETURN***	(5.34)%	28.48%	7.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$39,929	$59,579	$22,861
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.63%	0.63%	0.69%†
Expenses, prior to Waivers and/or Recapture	0.86%	0.92%	0.89%†
Net investment income, after Waivers and/or Recapture	2.32%	2.34%	2.62%†
Portfolio turnover rate ††	64%	39%	38%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.05)	$0.05	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

56

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of period end, the Trust offers seventy-three portfolios. This report includes the following portfolios:

PowerShares Dynamic Basic Materials Sector Portfolio	"Dynamic Basic Materials Sector Portfolio"

PowerShares Dynamic Consumer Discretionary Sector Portfolio	"Dynamic Consumer Discretionary Sector Portfolio"

PowerShares Dynamic Consumer Staples Sector Portfolio	"Dynamic Consumer Staples Sector Portfolio"

PowerShares Dynamic Energy Sector Portfolio	"Dynamic Energy Sector Portfolio"

PowerShares Dynamic Financial Sector Portfolio	"Dynamic Financial Sector Portfolio"

PowerShares Dynamic Healthcare Sector Portfolio	"Dynamic Healthcare Sector Portfolio"

PowerShares Dynamic Industrials Sector Portfolio	"Dynamic Industrials Sector Portfolio"

PowerShares Dynamic Technology Sector Portfolio	"Dynamic Technology Sector Portfolio"

PowerShares Dynamic Telecommunications & Wireless Portfolio	"Dynamic Telecommunications & Wireless Portfolio"

PowerShares Dynamic Utilities Portfolio	"Dynamic Utilities Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's shares are listed and traded on the American Stock Exchange.

The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector IntellidexSM Index

Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector IntellidexSM Index

Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector IntellidexSM Index

Dynamic Energy Sector Portfolio	Dynamic Energy Sector IntellidexSM Index

Dynamic Financial Sector Portfolio	Dynamic Financial Sector IntellidexSM Index

Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector IntellidexSM Index

Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector IntellidexSM Index

Dynamic Technology Sector Portfolio	Dynamic Technology Sector IntellidexSM Index

57

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Fund	Index
Dynamic Telecommunications & Wireless Portfolio	Dynamic Telecommunications & Wireless IntellidexSM Index

Dynamic Utilities Portfolio	Dynamic Utilities IntellidexSM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options if no closing price is available are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing

58

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. Other Risk

The Funds may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of the investments may tend to rise and fall more rapidly.

When investing in securities of a limited number of companies, each investment has a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company adjustments, if any.

The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains

59

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with Invesco PowerShares Capital Management LLC (formerly PowerShares Capital Management LLC) ("the Adviser") such that the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay an annual fee of 0.50% of the Fund's average net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement ("Excess Expense Agreement") with the Trust, under which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and

60

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in each Fund exceeding its Expense Cap as specified above.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as 'Waivers and/or Recapture'.

During the year ended April 30, 2008, the amount of 'Waivers and/or Recapture' was as follows:

(Waivers) and/or Recapture
Dynamic Basic Materials Sector Portfolio	$(91,354)
Dynamic Consumer Discretionary Sector Portfolio	(97,703)
Dynamic Consumer Staples Sector Portfolio	(96,704)
Dynamic Energy Sector Portfolio	(89,121)
Dynamic Financial Sector Portfolio	(99,693)
Dynamic Healthcare Sector Portfolio	(54,628)
Dynamic Industrials Sector Portfolio	(85,993)
Dynamic Technology Sector Portfolio	(89,552)
Dynamic Telecommunications & Wireless Portfolio	(112,390)
Dynamic Utilities Portfolio	(96,025)

The net amounts of Waivers and/or Recapture are also shown on the Statements of Operations.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2008 are as follows:

	Potential Recapture Amounts Expiring
	Total Potential Recapture Amount	04/30/09	04/30/10	04/30/11
Dynamic Basic Materials Sector Portfolio	$139,638	$—	$48,284	$91,354
Dynamic Consumer Discretionary Sector Portfolio	146,919	—	43,443	103,476
Dynamic Consumer Staples Sector Portfolio	145,558	—	46,577	98,981
Dynamic Energy Sector Portfolio	137,639	—	47,186	90,453
Dynamic Financial Sector Portfolio	149,239	—	44,887	104,352
Dynamic Healthcare Sector Portfolio	101,554	—	46,927	54,627
Dynamic Industrials Sector Portfolio	134,039	—	45,415	88,624
Dynamic Technology Sector Portfolio	137,911	—	48,145	89,766
Dynamic Telecommunications & Wireless Portfolio	282,469	31,332	137,387	113,750
Dynamic Utilities Portfolio	266,780	29,881	139,461	97,438

61

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Distribution Agreement

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (formerly A I M Distributors, Inc.) (the "Distributor") which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

Licensing Fee Agreement

The Adviser has entered into a licensing agreement for each Fund with the American Stock Exchange (the "Licensor").

The above trademark is owned by the respective Licensor. This trademark has been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Bank of New York, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Federal Income Tax

At April 30, 2008, costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

Cost
Dynamic Basic Materials Sector Portfolio	$39,885,268
Dynamic Consumer Discretionary Sector Portfolio	11,664,165
Dynamic Consumer Staples Sector Portfolio	24,320,556
Dynamic Energy Sector Portfolio	36,207,375
Dynamic Financial Sector Portfolio	23,955,843
Dynamic Healthcare Sector Portfolio	128,945,033
Dynamic Industrials Sector Portfolio	36,088,705
Dynamic Technology Sector Portfolio	37,086,730
Dynamic Telecommunications & Wireless Portfolio	19,821,748
Dynamic Utilities Portfolio	39,213,679

62

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

At April 30, 2008, the components of accumulated earnings/loss on a tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Dynamic Basic Materials Sector Portfolio	$96,459	$(205,528)	$3,906,349	$5,336,028	$(1,429,679)	$3,797,280
Dynamic Consumer Discretionary Sector Portfolio	—	(1,249,661)	(391,917)	587,319	(979,236)	(1,641,578)
Dynamic Consumer Staples Sector Portfolio	32,020	(634,544)	(267,834)	978,832	(1,246,666)	(870,358)
Dynamic Energy Sector Portfolio	51,637	(880,885)	6,576,229	6,867,866	(291,637)	5,746,981
Dynamic Financial Sector Portfolio	54,347	(614,940)	(915,747)	514,832	(1,430,579)	(1,476,340)
Dynamic Healthcare Sector Portfolio	—	(2,234,184)	(9,875,850)	5,528,457	(15,404,307)	(12,110,034)
Dynamic Industrials Sector Portfolio	11,088	(1,476,057)	518,126	1,926,400	(1,408,274)	(946,843)
Dynamic Technology Sector Portfolio	—	(2,465,875)	148,098	2,475,824	(2,327,726)	(2,317,777)
Dynamic Telecommunications & Wireless Portfolio	—	(2,932,872)	(1,311,990)	1,032,403	(2,344,393)	(4,244,862)
Dynamic Utilities Portfolio	185,518	(2,555,700)	947,782	1,978,788	(1,031,006)	(1,422,400)

Distributions to Shareholders:

The tax character of distributions paid was as follows:

	Year ended April 30, 2008	Period ended April 30, 2007
	Distributions paid from Ordinary Income	Distributions paid from Ordinary Income
Dynamic Basic Materials Sector Portfolio	$220,357	$110,650
Dynamic Consumer Discretionary Sector Portfolio	70,989	32,796
Dynamic Consumer Staples Sector Portfolio	286,444	154,080
Dynamic Energy Sector Portfolio	75,016	19,296
Dynamic Financial Sector Portfolio	115,884	46,128
Dynamic Industrials Sector Portfolio	164,357	30,567
Dynamic Telecommunications & Wireless Portfolio	353,595	325,394
Dynamic Utilities Portfolio	935,373	1,025,489
	Year ended April 30, 2008	Period ended April 30, 2007
	Distributions paid from Return of Capital	Distributions paid from Return of Capital
Dynamic Consumer Discretionary Sector Portfolio	$11,300	$—
Dynamic Industrials Sector Portfolio	—	6,775
Dynamic Telecommunications & Wireless Portfolio	339,866	—

63

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

At April 30, 2008, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of the capital loss carryforward by any one fund may be limited by federal tax rules. These rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a fund.

	Year of Expiration		Total
	2015	2016	Amount
Dynamic Basic Materials Sector Portfolio	$—	$205,528	$205,528
Dynamic Consumer Discretionary Sector Portfolio	—	1,249,661	1,249,661
Dynamic Consumer Staples Sector Portfolio	—	634,544	634,544
Dynamic Energy Sector Portfolio	—	880,885	880,885
Dynamic Financial Sector Portfolio	—	614,940	614,940
Dynamic Healthcare Sector Portfolio	—	2,234,184	2,234,184
Dynamic Industrials Sector Portfolio	—	1,476,057	1,476,057
Dynamic Technology Sector Portfolio	—	2,465,875	2,465,875
Dynamic Telecommunications & Wireless Portfolio	1,394,222	1,538,650	2,932,872
Dynamic Utilities Portfolio	430,964	2,124,736	2,555,700

During the year ended April 30, 2008, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Dynamic Basic Materials Sector Portfolio	$1,866,473
Dynamic Consumer Discretionary Sector Portfolio	911,668
Dynamic Consumer Staples Sector Portfolio	869,396
Dynamic Energy Sector Portfolio	1,421,389
Dynamic Financial Sector Portfolio	650,539
Dynamic Healthcare Sector Portfolio	7,272,170
Dynamic Industrials Sector Portfolio	3,401,595
Dynamic Technology Sector Portfolio	4,790,225
Dynamic Telecommunications & Wireless Portfolio	3,062,948
Dynamic Utilities Portfolio	269,973

64

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

In order to present shares of beneficial interest and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to shares of beneficial interest, undistributed net investment income or loss and accumulated net realized gain or loss on investments. The differences are primarily due to redemptions in-kind, investments in partnerships, wash sales, book equalization, and net operating losses, if any. These adjustments have no effect on net assets. For the year ended April 30, 2008, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Shares of Beneficial Interest
Dynamic Basic Materials Sector Portfolio	$(31,241)	$(3,825,340)	$3,856,581
Dynamic Consumer Discretionary Sector Portfolio	(1,237)	1,383,656	(1,382,419)
Dynamic Consumer Staples Sector Portfolio	(160,815)	(1,294,711)	1,455,526
Dynamic Energy Sector Portfolio	(32,269)	(4,881,270)	4,913,539
Dynamic Financial Sector Portfolio	(31,482)	(355,694)	387,176
Dynamic Healthcare Sector Portfolio	290,221	(5,103,311)	4,813,090
Dynamic Industrials Sector Portfolio	117	(5,608,374)	5,608,257
Dynamic Technology Sector Portfolio	188,326	(3,857,981)	3,669,655
Dynamic Telecommunications & Wireless Portfolio	377,550	(3,437,934)	3,060,384
Dynamic Utilities Portfolio	107,405	(3,301,504)	3,194,099

Note 5. Investment Transactions

For the year ended April 30, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Basic Materials Sector Portfolio	$9,634,704	$8,990,892
Dynamic Consumer Discretionary Sector Portfolio	14,003,924	13,777,170
Dynamic Consumer Staples Sector Portfolio	8,798,715	8,628,390
Dynamic Energy Sector Portfolio	16,238,180	17,021,931
Dynamic Financial Sector Portfolio	7,159,037	7,191,199
Dynamic Healthcare Sector Portfolio	69,702,961	70,721,547
Dynamic Industrials Sector Portfolio	31,822,321	32,929,108
Dynamic Technology Sector Portfolio	26,253,728	27,340,763
Dynamic Telecommunications & Wireless Portfolio	14,306,113	15,401,129
Dynamic Utilities Portfolio	26,646,446	28,604,766

65

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

For the year ended April 30, 2008, in-kind transactions were as follows:

	Securities Received	Securities Delivered
Dynamic Basic Materials Sector Portfolio	$38,855,248	$18,670,522
Dynamic Consumer Discretionary Sector Portfolio	137,526,257	139,283,866
Dynamic Consumer Staples Sector Portfolio	33,715,137	20,088,983
Dynamic Energy Sector Portfolio	52,244,279	34,040,635
Dynamic Financial Sector Portfolio	25,877,609	8,948,102
Dynamic Healthcare Sector Portfolio	145,741,787	67,777,882
Dynamic Industrials Sector Portfolio	120,646,391	109,012,565
Dynamic Technology Sector Portfolio	59,180,030	38,761,496
Dynamic Telecommunications & Wireless Portfolio	21,233,228	28,609,395
Dynamic Utilities Portfolio	52,170,538	65,810,398

Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 6. Trustees' Fees

The Funds compensate each Trustee on behalf of the Trust who is not an employee of the Trust or its affiliates. Interested Trustees and Officers of the Trust do not receive any Trustees' fees.

The Trust (has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferred Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the participating trustee is valued as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with withdrawals or with declines in the value of the shares selected.

Note 7. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only authorized participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not be eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 8. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

66

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Note 9. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has assessed the application of FAS 157 to the Funds and has determined that the adoption of FAS 157 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

67

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2008, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 30, 2008

68

Supplemental Information

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

	Qualified dividend income	Dividends-received deduction
Dynamic Basic Materials Sector Portfolio	100%	100%
Dynamic Consumer Discretionary Sector Portfolio	100%	100%
Dynamic Consumer Staples Sector Portfolio	100%	100%
Dynamic Energy Sector Portfolio	100%	100%
Dynamic Financial Sector Portfolio	100%	100%
Dynamic Healthcare Sector Portfolio	0%	0%
Dynamic Industrials Sector Portfolio	100%	100%
Dynamic Technology Sector Portfolio	0%	0%
Dynamic Telecommunication & Wireless Portfolio	100%	100%
Dynamic Utilities Portfolio	100%	100%

69

Supplemental Information (Continued)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser ("Independent Trustees") and the Trustee who is affiliated with the Adviser ("Management Trustee") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (b. 1958) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	104	None

Marc M. Kole (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President and Controller, Priority Health (September 2005-April 2008); formerly, Interim CFO, Priority Health (July 2006-April 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); formerly Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	104	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

70

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (b. 1963) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Partner, Bell, Boyd & Lloyd LLP (1989-Present)	104	None

Philip M. Nussbaum (b. 1961) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002-August 2003); formerly Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	104	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

71

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Donald H. Wilson (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President, Chief Operating Officer and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (August 2007-Present), formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006-August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995- February 2006)	104	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

72

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustees	Other Directorships Held by Trustees
H. Bruce Bond (b.1963)** Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); formerly Manager, Nuveen Investments (April 1998-August 2002)	104	None

Availability of Additional Information About Funds' Trustees

The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

73

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (b. 1954) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and Treasurer Since 2006 Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (b. 1965) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel, Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

74

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 18, 2008, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 70 series (the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback Achievers(TM) Portfolio

PowerShares FTSE RAFI Basic Materials Sector Portfolio

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

PowerShares FTSE RAFI Consumer Services Sector Portfolio

PowerShares FTSE RAFI Energy Sector Portfolio

PowerShares FTSE RAFI Financials Sector Portfolio

PowerShares FTSE RAFI Health Care Sector Portfolio

PowerShares FTSE RAFI Industrials Sector Portfolio

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares FTSE RAFI Utilities Sector Portfolio

PowerShares Cleantech Portfolio

PowerShares Dynamic Aggressive Growth Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Deep Value Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares DWA Technical Leaders Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares WilderHill Progressive Energy Portfolio

75

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed information on the performance of the Funds and the performance of their benchmark indices. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance and reviewed a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for any tracking error for certain of the Funds, which the Adviser then applied to its analysis of the tracking error between the underlying index and the performance of each Fund. The Trustees noted that, in each case, the correlation and tracking error was within the range set forth in the registration statement. The Trustees also concluded that each of the Funds is correlated to its underlying index and that the tracking error for each Fund was within a reasonable range in that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees found that the nature and extent of services provided to the Funds under the Investment Advisory Agreement are appropriate and that the quality is good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and the advisory fee, as compared to three categories of comparable funds selected by Lipper Inc., an independent source: exchange-traded index funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees noted that the annual advisory fee charged to the Funds was identical (0.50% of average net assets), except for the advisory fee for the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, the PowerShares Dividend Achievers(TM) Portfolio, the PowerShares High Growth Rate Dividend Achievers(TM) Portfolio and the PowerShares International Dividend Achievers(TM) Portfolio (for each of which the annual advisory fee was 0.40% of average net assets), and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees and offering costs (for all Funds other than the initial two Funds, the PowerShares Dynamic OTC Portfolio and the PowerShares Dynamic Market Portfolio), brokerage commissions and other trading expenses, taxes and extraordinary

76

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

expenses) from exceeding 0.60% of average net assets (0.50% of average net assets for the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, the PowerShares Dividend Achievers(TM) Portfolio, the PowerShares High Growth Rate Dividend Achievers(TM) Portfolio and the PowerShares International Dividend Achievers(TM) Portfolio) at least until April 30, 2009. The Trustees noted that the Adviser represented that it does not provide investment management services to clients other than the Trust and other exchange-traded funds overseen by the Board. The Trustees noted that the advisory fees were at the higher end of the ETF peer funds, but were lower than the median of the open-end actively-managed peer funds. The Trustees determined that the advisory fees were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratios were at the higher end of the ETF peer funds, but were generally lower than the median of the expense ratios of the open-end (non-ETF) index peer funds and the median of the open-end actively-managed peer funds. The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds. The Board concluded that the advisory fee and expense ratio of each Fund are competitive and that the advisory fee for each Fund is reasonable and appropriate in amount in light of the quality of services provided and the expense cap in place.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to each Fund. The Trustees concluded that the profitability to the Adviser of the advisory services provided to the Funds is not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio, expense limitation agreed to by the Adviser and whether the investment process produced economies of scale. The Trustees noted that certain fixed costs associated with the management of the Funds are being reduced on a per-Fund basis as additional Funds are added, and that the gradual reduction of the per-Fund cost enabled the Adviser to operate some of the Funds under the expense cap, which potentially would lower the costs to shareholders. The Trustees noted that the Excess Expense Agreement with the Trust provided that the Adviser was entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the expense cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its expense cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

77

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of InvescoPowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit our website invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-AR-3

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer.  This Code is filed as an exhibit to this report on Form    N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has three “audit committee financial experts” serving on its audit committee: Mr. Philip M. Nussbaum, Mr. Marc M. Kole, and Mr. Donald H. Wilson. Each of these audit committee members is “independent,” meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in the capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”   Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.   Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

(a)   Audit Fees.  The aggregate fees billed for the Registrant’s fiscal years ended April 30, 2008 and April 30, 2007 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such fiscal years were $1,200,500 and $1,088,500, respectively.

(b)   Audit-Related Fees.  The aggregate fees billed for the Registrant’s fiscal years ended April 30, 2008 and April 30, 2007 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c)   Tax Fees.  The aggregate fees billed for the Registrant’s fiscal years ended April 30, 2008 and April 30, 2007 for professional services rendered by the principal accountant for tax return reviews were $514,050 and $456,550, respectively.

(d)    All Other Fees.   All other aggregate fees billed for the Registrant’s fiscal years ended April 30, 2008 and April 30, 2007 were $0 and $0, respectively.

(e)                             Audit Committee Pre-Approval Policies and Procedures.  In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit and Tax Fees of the Registrant.  None of the services described in paragraphs (b) and (c) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act, which consists of the independent trustees.  The Audit Committee members are Philip M. Nussbaum, D. Mark McMillan, Ronn R. Bagge, Marc M. Kole and Donald H. Wilson.

Items 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)             There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12. Exhibits.

(a)(1)       Code of Ethics.

(a)(2)       Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond

Title:	Chairman and Chief Executive Officer

Date:	July 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond

Title:	Chairman and Chief Executive Officer

Date:	July 3, 2008

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan

Title:	Chief Financial Officer

Date:	July 3, 2008